                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. _____________                               [ ]

     Post-Effective Amendment No. 57 (File No. 333-79311)                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 58 (File No. 811-07355)                    [X]

                        (Check appropriate box or boxes)

                         RIVERSOURCE VARIABLE ACCOUNT 10
                    (previously IDS LIFE VARIABLE ACCOUNT 10)
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                     (previously IDS Life Insurance Company)
                               (Name of Depositor)

            70100 Ameriprise Financial Center, Minneapolis, MN 55474 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on April 30, 2010 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

PROSPECTUS


APRIL 30, 2010


RIVERSOURCE

RETIREMENT ADVISOR VARIABLE ANNUITY(R)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

New RiverSource Retirement Advisor Variable Annuity contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing. Prospectuses are also available for:


- AllianceBernstein Variable Products Series Fund, Inc.

- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust

- Evergreen Variable Annuity Trust

- Fidelity(R) Variable Insurance Products - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust
  (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)

- Invesco Variable Insurance Funds
  (previously AIM Variable Insurance Funds)

- Janus Aspen Series: Service Shares
- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares
- RiverSource Variable Series Trust (RVST)
- Royce Capital Fund
- Third Avenue Variable Series Trust
- The Universal Institutional Funds, Inc.

- Van Kampen Life Investment Trust

- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.


                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  1

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS....................................    3
THE CONTRACT IN BRIEF........................    5
EXPENSE SUMMARY..............................    6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)..   12
FINANCIAL STATEMENTS.........................   12
THE VARIABLE ACCOUNT AND THE FUNDS...........   12
THE FIXED ACCOUNT............................   22
BUYING YOUR CONTRACT.........................   23
CHARGES......................................   25
VALUING YOUR INVESTMENT......................   28
MAKING THE MOST OF YOUR CONTRACT.............   29
SURRENDERS...................................   38
TSA -- SPECIAL PROVISIONS....................   38
CHANGING OWNERSHIP...........................   39
BENEFITS IN CASE OF DEATH -- STANDARD DEATH
  BENEFIT....................................   40
OPTIONAL BENEFITS............................   41
THE ANNUITY PAYOUT PERIOD....................   45
TAXES........................................   46
VOTING RIGHTS................................   50
SUBSTITUTION OF INVESTMENTS..................   50
ABOUT THE SERVICE PROVIDERS..................   50
APPENDIX: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................   52
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION........   63





2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.


ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM): This is an optional program in which you may elect to participate. Prior to May 10, 2010, the program required adding a rider for an additional charge. Beginning May 10, 2010, the rider is not required to select the PN program, and there is no additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


- Individual Retirement Annuities (IRAs) including the inherited IRAs under
  Section 408(b) of the Code



- Roth IRAs including inherited Roth IRAs under Section 408 A of the Code



                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  3

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the EEB, MAV and/or PN. Beginning May 10, 2010, the PN rider is not required to select the PN program. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")


ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")


TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

                SEVEN-YEAR SCHEDULE                                   TEN-YEAR SCHEDULE*
NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE    NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE
DATE OF EACH PURCHASE PAYMENT        PERCENTAGE        DATE OF EACH PURCHASE PAYMENT       PERCENTAGE
               0                          7%                         0                          8%
               1                          7                          1                          8
               2                          7                          2                          8
               3                          6                          3                          7
               4                          5                          4                          7
               5                          4                          5                          6
               6                          2                          6                          5
               7                          0                          7                          4
                                                                     8                          3
                                                                     9                          2
                                                                    10                          0



* The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary for all payments regardless of when payments are made.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


                                                                         ASSUMED INVESTMENT RATE
                                                                         3.50%             5.00%

Qualified annuity discount rate                                          4.72%             6.22%

Nonqualified annuity discount rate                                       4.92%             6.42%


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                                    $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)




MAV RIDER FEE                                                                                   0.15%

EEB RIDER FEE                                                                                   0.30%

PN RIDER FEE*                                                          Maximum: 0.20% Current:  0.10%




* Beginning May 10, 2010 the rider is not required to select the PN program and this fee will no longer apply. For contact holders who currently participate in the PN program, beginning May 10, 2010, the PN rider fee will be $0.



6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)


MORTALITY AND EXPENSE RISK FEE

FOR NONQUALIFIED ANNUITIES                                                         0.95%

FOR QUALIFIED ANNUITIES                                                            0.75%


ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2009, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE ACTUAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                0.50%                2.05%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Global Thematic Growth          0.75%      0.25%    0.25%           --%          1.25%
Portfolio (Class B)
(previously AllianceBernstein VPS Global
Technology Portfolio (Class B))

AllianceBernstein VPS Growth and Income               0.55       0.25     0.08            --           0.88
Portfolio (Class B)

AllianceBernstein VPS International Value             0.75       0.25     0.08            --           1.08
Portfolio (Class B)

American Century VP International, Class I            1.36         --     0.01          0.01           1.38

American Century VP Mid Cap Value, Class II           0.90       0.25     0.01            --           1.16

American Century VP Ultra(R), Class II                0.90       0.25     0.01            --           1.16

American Century VP Value, Class I                    0.97         --       --            --           0.97

Calvert Variable Series, Inc. VP SRI Social           0.70         --     0.21            --           0.91
Balanced Portfolio

Columbia Marsico Growth Fund, Variable Series,        0.91         --     0.02            --           0.93(1)
Class A

Columbia Marsico International Opportunities          1.02       0.25     0.17            --           1.44(1)
Fund, Variable Series, Class B

Credit Suisse Trust -- Commodity Return Strategy      0.50       0.25     0.45            --           1.20(2)
Portfolio

Credit Suisse Trust -- U.S. Equity Flex I             0.70         --     1.11            --           1.81
Portfolio

Eaton Vance VT Floating-Rate Income Fund              0.57       0.25     0.33            --           1.15

Evergreen VA International Equity Fund -- Class       0.43       0.25     0.22            --           0.90
2

Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.11            --           0.92
Class 2

Fidelity(R) VIP Growth & Income Portfolio             0.46       0.10     0.14            --           0.70
Service Class

Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.10     0.12            --           0.78

Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.10     0.17            --           0.98

FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.31            --           1.36(3)
Fund -- Class 2

FTVIPT Franklin Small Cap Value Securities            0.52       0.25     0.18          0.03           0.98(4)
Fund -- Class 2

Goldman Sachs VIT Mid Cap Value                       0.80         --     0.06            --           0.86
Fund -- Institutional Shares

Goldman Sachs VIT Structured Small Cap Equity         0.75         --     0.27            --           1.02(5)
Fund -- Institutional Shares

Goldman Sachs VIT Structured U.S. Equity              0.64         --     0.08            --           0.72(6)
Fund -- Institutional Shares



                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Invesco V.I. Capital Appreciation Fund, Series I      0.62%        --%    0.29%         0.01%          0.92
Shares                                                                                                     %
(previously AIM V.I. Capital Appreciation Fund,
Series I Shares)

Invesco V.I. Capital Development Fund, Series I       0.75         --     0.36          0.01           1.12(7)
Shares
(previously AIM V.I. Capital Development Fund,
Series I Shares)

Invesco V.I. Global Health Care Fund, Series II       0.75       0.25     0.39          0.01           1.40
Shares
(previously AIM V.I. Global Health Care Fund,
Series II Shares)

Invesco V.I. International Growth Fund, Series        0.71       0.25     0.33          0.02           1.31
II Shares
(previously AIM V.I. International Growth Fund,
Series II Shares)

Janus Aspen Series Enterprise Portfolio: Service      0.64       0.25     0.06            --           0.95
Shares

Janus Aspen Series Global Technology Portfolio:       0.64       0.25     0.33            --           1.22
Service Shares

Janus Aspen Series Janus Portfolio: Service           0.64       0.25     0.03            --           0.92
Shares

Janus Aspen Series Overseas Portfolio: Service        0.64       0.25     0.06            --           0.95
Shares

MFS(R) Investors Growth Stock Series -- Service       0.75       0.25     0.11            --           1.11
Class

MFS(R) New Discovery Series -- Service Class          0.90       0.25     0.13            --           1.28

MFS(R) Utilities Series -- Service Class              0.73       0.25     0.09            --           1.07

Neuberger Berman Advisers Management Trust            1.15       0.25     0.26          0.01           1.67(8)
International Portfolio (Class S)

Oppenheimer Global Securities Fund/VA, Service        0.64       0.25     0.11            --           1.00
Shares

Oppenheimer Global Strategic Income Fund/VA,          0.55       0.25     0.10          0.03           0.93(9)
Service Shares
(previously Oppenheimer Strategic Bond Fund/VA,
Service Shares)

Oppenheimer Main Street Small Cap Fund/VA,            0.71       0.25     0.19            --           1.15(10)
Service Shares

PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.69           1.37
Class

Putnam VT Vista Fund -- Class IB Shares               0.59       0.25     0.20          0.01           1.05(11)

Royce Capital Fund -- Micro-Cap Portfolio,            1.25         --     0.10          0.14           1.49
Investment Class

RVST Disciplined Asset Allocation                       --       0.25     0.32          0.69           1.26(12)
Portfolios -- Aggressive

RVST Disciplined Asset Allocation                       --       0.25     0.21          0.63           1.09(12)
Portfolios -- Conservative

RVST Disciplined Asset Allocation                       --       0.25     0.14          0.66           1.05(12)
Portfolios -- Moderate

RVST Disciplined Asset Allocation                       --       0.25     0.17          0.67           1.09(12)
Portfolios -- Moderately Aggressive

RVST Disciplined Asset Allocation                       --       0.25     0.19          0.64           1.08(12)
Portfolios -- Moderately Conservative

RVST RiverSource Variable Portfolio -- Balanced       0.46       0.13     0.14            --           0.73
Fund (Class 3)

RVST RiverSource Variable Portfolio -- Cash           0.33       0.13     0.18            --           0.64
Management Fund (Class 3)

RVST RiverSource Variable                             0.44       0.13     0.14            --           0.71
Portfolio -- Diversified Bond Fund (Class 3)

RVST RiverSource Variable                             0.50       0.13     0.13            --           0.76
Portfolio -- Diversified Equity Income Fund
(Class 3)

RVST RiverSource Variable Portfolio -- Dynamic        0.44       0.13     0.14          0.01           0.72
Equity Fund (Class 3)

RVST RiverSource Variable Portfolio -- Global         0.66       0.13     0.18            --           0.97(13)
Bond Fund (Class 3)

RVST RiverSource Variable Portfolio -- Global         0.43       0.13     0.15            --           0.71(13)
Inflation Protected Securities Fund (Class 3)

RVST RiverSource Variable Portfolio -- High           0.59       0.13     0.14            --           0.86
Yield Bond Fund (Class 3)

RVST RiverSource Variable Portfolio -- Income         0.60       0.13     0.15            --           0.88
Opportunities Fund (Class 3)

RVST RiverSource Variable Portfolio -- Mid Cap        0.80       0.13     0.14            --           1.07(13)
Growth Fund (Class 3)

RVST RiverSource Variable Portfolio -- Mid Cap        0.58       0.13     0.14            --           0.85
Value Fund (Class 3)

RVST RiverSource Variable Portfolio -- S&P 500        0.22       0.13     0.15            --           0.50(13)
Index Fund (Class 3)

RVST RiverSource Variable Portfolio -- Short          0.48       0.13     0.15            --           0.76
Duration U.S. Government Fund (Class 3)

RVST Seligman Variable Portfolio -- Growth Fund       0.52       0.13     0.15            --           0.80
(Class 3)

RVST Seligman Variable Portfolio -- Larger-Cap        0.61       0.13     0.50            --           1.24(13)
Value Fund (Class 3)

RVST Seligman Variable Portfolio -- Smaller-Cap       0.80       0.13     0.16            --           1.09(13)
Value Fund (Class 3)

RVST Threadneedle Variable Portfolio -- Emerging      1.08       0.13     0.21            --           1.42(13)
Markets Fund (Class 3)

RVST Threadneedle Variable                            0.85       0.13     0.18            --           1.16
Portfolio -- International Opportunity Fund
(Class 3)

RVST Variable Portfolio -- Davis New York             0.68       0.13     0.13            --           0.94(13)
Venture Fund (Class 3)
(previously RVST RiverSource Partners Variable
Portfolio -- Fundamental Value Fund)



8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Variable Portfolio -- Goldman Sachs Mid Cap      0.81%      0.13%    0.62%           --%          1.56%(13)
Value Fund (Class 3)
(previously RVST RiverSource Partners Variable
Portfolio -- Select Value Fund)

RVST Variable Portfolio -- Partners Small Cap         0.99       0.13     0.15          0.02           1.29(13)
Value Fund (Class 3)
(previously RVST RiverSource Partners Variable
Portfolio -- Small Cap Value Fund)

RVST Variable Portfolio -- Aggressive Portfolio         --       0.25     0.04          0.77           1.06(14)
(Class 2)

RVST Variable Portfolio -- Aggressive Portfolio         --       0.25     0.04          0.77           1.06(14),(15)
(Class 4)

RVST Variable Portfolio -- Conservative                 --       0.25     0.04          0.62           0.91(14)
Portfolio (Class 2)

RVST Variable Portfolio -- Conservative                 --       0.25     0.04          0.62           0.91(14),(15)
Portfolio (Class 4)

RVST Variable Portfolio -- Moderate Portfolio           --       0.25     0.04          0.70           0.99(14)
(Class 2)

RVST Variable Portfolio -- Moderate Portfolio           --       0.25     0.04          0.70           0.99(14),(15)
(Class 4)

RVST Variable Portfolio -- Moderately Aggressive        --       0.25     0.04          0.74           1.03(14)
Portfolio (Class 2)

RVST Variable Portfolio -- Moderately Aggressive        --       0.25     0.04          0.74           1.03(14),(15)
Portfolio (Class 4)

RVST Variable Portfolio -- Moderately                   --       0.25     0.04          0.66           0.95(14)
Conservative Portfolio (Class 2)

RVST Variable Portfolio -- Moderately                   --       0.25     0.04          0.66           0.95(14),(15)
Conservative Portfolio (Class 4)

Third Avenue Value Portfolio                          0.90         --     0.43            --           1.33(16)

Van Kampen Life Investment Trust Comstock             0.56       0.25     0.06            --           0.87
Portfolio, Class II Shares

Van Kampen's UIF Global Real Estate Portfolio,        0.85       0.35     0.36          0.01           1.57
Class II Shares

Van Kampen's UIF Mid Cap Growth Portfolio, Class      0.75       0.35     0.31          0.01           1.42
II Shares

Wanger International                                  0.85         --     0.20            --           1.05

Wanger USA                                            0.86         --     0.12            --           0.98

Wells Fargo Advantage VT Index Asset Allocation       0.55       0.25     0.27            --           1.07(17)
Fund
(previously Wells Fargo Advantage VT Asset
Allocation Fund)

Wells Fargo Advantage VT International Core Fund      0.75       0.25     1.04          0.01           2.05(17)

Wells Fargo Advantage VT Small Cap Growth Fund        0.75       0.25     0.26          0.01           1.27(17)





   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.05% for Columbia Marsico Growth Fund, Variable Series, Class A and 1.20% for Columbia Marsico International Opportunities Fund, Variable Series, Class B, of the Fund's average daily net assets on an annualized basis. These arrangements may be modified or terminated by the Advisor at any time.


 (2) Credit Suisse fee waivers and expense reimbursements are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.15%.


 (4) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.96%.


 (5) The Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. In addition, the Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (6) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. Prior to July 1, 2009, this fee as a percentage of average daily net assets was 0.044% of the Fund. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (7) The Advisor has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. After fee waivers and expense reimbursements net expenses would be 1.11%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.


 (8) Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2013, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses for an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.52%.



                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  9

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




 (9) The Manager will voluntarily waive and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC.


(10) The Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that the expenses, as percentages of daily net assets will not exceed the annual rate of 1.05%. This voluntary undertaking may be amended or withdrawn at any time.


(11) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.


(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 0.97% for RVST RiverSource Variable Portfolio -- Global Bond Fund (Class 3), 0.76% for RVST RiverSource Variable Portfolio -- Global Inflation Protected Securities Fund (Class 3), 1.08% for RVST RiverSource Variable Portfolio -- Mid Cap Growth Fund (Class 3), 0.53% for RVST RiverSource Variable Portfolio -- S&P 500 Index Fund (Class 3), 1.05% for RVST Seligman Variable Portfolio -- Larger-Cap Value Fund (Class 3), 1.15% for RVST Seligman Variable Portfolio -- Smaller-Cap Value Fund (Class 3), 1.53% for RVST Threadneedle Variable Portfolio -- Emerging Markets Fund (Class 3), 0.99% for RVST Variable Portfolio -- Davis New York Venture Fund (Class 3), 1.20% for RVST Variable Portfolio -- Goldman Sachs Mid Cap Value Fund (Class 3) and 1.20% for RVST Variable Portfolio -- Partners Small Cap Value Fund (Class 3).


(14) Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 and Class 4 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for each of the Class 2 and Class 4 shares of the Fund's.


(15) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for RVST Variable
     Portfolio -- Aggressive Portfolio (Class 4), 0.86% for RVST Variable Portfolio -- Conservative Portfolio (Class 4), 0.94% for RVST Variable Portfolio -- Moderate Portfolio (Class 4), 0.98% RVST Variable
     Portfolio -- Moderately Aggressive Portfolio (Class 4) and 0.90% for RVST Variable Portfolio -- Moderately Conservative Portfolio (Class 4).


(16) The Fund's advisor has contractually agreed, for two years from March 1, 2009, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. After fee waivers and expense reimbursements net expenses would be 1.30%.


(17) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The adviser has contractually agreed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed: 1.00% for Wells Fargo Advantage VT Index Asset Allocation Fund, 1.01% for Wells Fargo Advantage VT International Core Fund and 1.21% for Wells Fargo Advantage VT Small Cap Growth Fund. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.



10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select both the optional MAV, EEB and PN**. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA with a ten-
year surrender
charge schedule      $1,204      $2,022      $2,755      $4,405           $404       $1,222      $2,055      $4,205

RAVA with a
seven-year
surrender charge
schedule              1,104       1,922       2,555       4,205            404        1,222       2,055       4,205

QUALIFIED ANNUITY

RAVA with a ten-
year surrender
charge schedule      $1,183      $1,963      $2,659      $4,227           $383       $1,163      $1,959      $4,027

RAVA with a
seven-year
surrender charge
schedule              1,083       1,863       2,459       4,027            383        1,163       1,959       4,027



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA with a ten-
year surrender
charge schedule       $979       $1,350      $1,643      $2,223           $179        $550        $943       $2,023

RAVA with a
seven-year
surrender charge
schedule               879        1,250       1,443       2,023            179         550         943        2,023

QUALIFIED ANNUITY

RAVA with a ten-
year surrender
charge schedule       $958       $1,288      $1,536      $1,999           $158        $488        $836       $1,799

RAVA with a
seven-year
surrender charge
schedule               858        1,188       1,336       1,799            158         488         836        1,799




   * In these examples, the contract administrative charge is $30.

  ** Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for the optional rider is reflected rather than the fee that is currently being charged.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  11

CONDENSED FINANCIAL INFORMATION



You can find unaudited condensed financial information of the subaccounts in the Appendix.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.


THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a

12 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract - Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Variable Portfolio funds of funds and Disciplined Asset Allocation Portfolio funds. In addition, on Sept. 29, 2009, Ameriprise Financial, Inc. entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the second quarter of 2010. Certain separate accounts invest in funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.


 Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

 The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  13

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:




-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS     Seeks long-term growth of capital            AllianceBernstein L.P.
Global Thematic Growth
Portfolio (Class B)
(previously
AllianceBernstein VPS
Global Technology
Portfolio (Class B))
-----------------------------------------------------------------------------------------------

AllianceBernstein VPS     Seeks long-term growth of capital            AllianceBernstein L.P.
Growth and Income
Portfolio (Class B)
-----------------------------------------------------------------------------------------------

AllianceBernstein VPS     Seeks long-term growth of capital            AllianceBernstein L.P.
International Value
Portfolio (Class B)
-----------------------------------------------------------------------------------------------

American Century VP       Seeks capital growth                         American Century Global
International, Class I                                                 Investment Management,
                                                                       Inc.
-----------------------------------------------------------------------------------------------

American Century VP Mid   Seeks long-term capital growth. Income is a  American Century
Cap Value, Class II       secondary objective                          Investment Management,
                                                                       Inc.
-----------------------------------------------------------------------------------------------

American Century VP       Seeks long-term capital growth               American Century
Ultra(R), Class II                                                     Investment Management,
                                                                       Inc.
-----------------------------------------------------------------------------------------------

American Century VP       Seeks long-term capital growth. Income is a  American Century
Value, Class I            secondary objective                          Investment Management,
                                                                       Inc.
-----------------------------------------------------------------------------------------------

Calvert Variable Series,  Seeks competitive total return through       Calvert Asset Management
Inc. VP SRI Social        actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Balanced Portfolio        and money market instruments which offer     New Amsterdam Partners,
                          income and capital growth opportunity and    LLP, subadviser on
                          which satisfy Portfolio's investment and     equity portion; no
                          social criteria                              subadviser on fixed-
                                                                       income portion.
-----------------------------------------------------------------------------------------------

Columbia Marsico Growth   Seeks long-term growth of capital            Columbia Management
Fund, Variable Series,                                                 Investment Advisers,
Class A                                                                LLC, adviser; Marsico
                                                                       Capital Management, LLC,
                                                                       sub-adviser.
-----------------------------------------------------------------------------------------------

Columbia Marsico          Seeks long-term growth of capital            Columbia Management
International                                                          Investment Advisers,
Opportunities Fund,                                                    LLC, adviser; Marsico
Variable Series, Class B                                               Capital Management, LLC,
                                                                       sub-adviser.
-----------------------------------------------------------------------------------------------

Credit Suisse             Seeks total return                           Credit Suisse Asset
Trust - Commodity Return                                               Management, LLC
Strategy Portfolio
-----------------------------------------------------------------------------------------------

Credit Suisse             Seeks long-term capital appreciation         Credit Suisse Asset
Trust - U.S. Equity Flex                                               Management, LLC
I Portfolio
-----------------------------------------------------------------------------------------------

Eaton Vance VT Floating-  Seeks high level of current income           Eaton Vance Management
Rate Income Fund
-----------------------------------------------------------------------------------------------

Evergreen VA              Seeks long-term capital growth and           Evergreen Investment
International Equity      secondarily, modest income                   Management Company, LLC
Fund - Class 2

-----------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  15

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Fidelity(R) VIP           Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R) Portfolio   Normally invests primarily in common         Research Company (FMR),
Service Class 2           stocks. Invests in securities of companies   investment manager; FMR
                          whose value it believes is not fully         U.K. and FMR Far East,
                          recognized by the public. Invests in either  sub-advisers.
                          "growth" stocks or "value" stocks or both.
                          The fund invests in domestic and foreign
                          issuers
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP Growth &  Seeks high total return through a            FMR, investment manager;
Income Portfolio Service  combination of current income and capital    FMR U.K., FMR Far East,
Class                     appreciation. Normally invests a majority    sub-advisers.
                          of assets in common stocks with a focus on
                          those that pay current dividends and show
                          potential for capital appreciation. Invests
                          in domestic and foreign issuers. The Fund
                          invests in either "growth" stocks or
                          "value" stocks or both
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid Cap   Seeks long-term growth of capital. Normally  FMR, investment manager;
Portfolio Service Class   invests primarily in common stocks.          FMR U.K., FMR Far East,
                          Normally invests at least 80% of assets in   sub-advisers.
                          securities of companies with medium market
                          capitalizations. May invest in companies
                          with smaller or larger market
                          capitalizations. Invests in domestic and
                          foreign issuers. The Fund invests in either
                          "growth" or "value" common stocks or both
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP Overseas  Seeks long-term growth of capital. Normally  FMR, investment manager;
Portfolio Service Class   invests primarily in common stocks           FMR U.K., FMR Far East,
                          allocating investments across different      Fidelity International
                          countries and regions. Normally invests at   Investment Advisors
                          least 80% of assets in non-U.S. securities   (FIIA) and FIIA U.K.,
                                                                       sub-advisers.
-----------------------------------------------------------------------------------------------

FTVIPT Franklin Global    Seeks high total return                      Franklin Templeton
Real Estate Securities                                                 Institutional, LLC
Fund - Class 2
-----------------------------------------------------------------------------------------------

FTVIPT Franklin Small     Seeks long-term total return                 Franklin Advisory
Cap Value Securities                                                   Services, LLC
Fund - Class 2
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid     Seeks long-term capital appreciation         Goldman Sachs Asset
Cap Value                                                              Management, L.P.
Fund - Institutional
Shares
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT         Seeks long-term growth of capital through a  Goldman Sachs Asset
Structured Small Cap      broadly diversified portfolio of equity      Management, L.P.
Equity                    investments in U.S. issuers
Fund - Institutional
Shares
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT         Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S. Equity    dividend income                              Management, L.P.
Fund - Institutional
Shares
-----------------------------------------------------------------------------------------------

Invesco V.I. Capital      Seeks growth of capital                      Invesco Advisers, Inc.
Appreciation Fund,
Series I Shares
(previously AIM V.I.
Capital Appreciation
Fund, Series I Shares)
-----------------------------------------------------------------------------------------------

Invesco V.I. Capital      Seeks long-term growth of capital            Invesco Advisers, Inc.
Development Fund, Series
I Shares (previously AIM
V.I. Capital Development
Fund, Series I Shares)

-----------------------------------------------------------------------------------------------



16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Invesco V.I. Global       Seeks capital growth                         Invesco Advisers, Inc.
Health Care Fund, Series
II Shares (previously
AIM V.I. Global Health
Care Fund, Series II
Shares)
-----------------------------------------------------------------------------------------------

Invesco V.I.              Seeks long-term growth of capital            Invesco Advisers, Inc.
International Growth
Fund, Series II Shares
(previously AIM V.I.
International Growth
Fund, Series II Shares)
-----------------------------------------------------------------------------------------------

Janus Aspen Series        Seeks long-term growth of capital            Janus Capital Management
Enterprise Portfolio:                                                  LLC
Service Shares
-----------------------------------------------------------------------------------------------

Janus Aspen Series        Seeks long-term growth of capital            Janus Capital Management
Global Technology                                                      LLC
Portfolio: Service
Shares
-----------------------------------------------------------------------------------------------

Janus Aspen Series Janus  Seeks long-term growth of capital in a       Janus Capital Management
Portfolio: Service        manner consistent with the preservation of   LLC
Shares                    capital
-----------------------------------------------------------------------------------------------

Janus Aspen Series        Seeks long-term growth of capital            Janus Capital Management
Overseas Portfolio:                                                    LLC
Service Shares
-----------------------------------------------------------------------------------------------

MFS(R) Investors Growth   Seeks capital appreciation                   MFS Investment
Stock Series - Service                                                 Management(R)
Class
-----------------------------------------------------------------------------------------------

MFS(R) New Discovery      Seeks capital appreciation                   MFS Investment
Series - Service Class                                                 Management(R)
-----------------------------------------------------------------------------------------------

MFS(R) Utilities          Seeks total return                           MFS Investment
Series - Service Class                                                 Management(R)
-----------------------------------------------------------------------------------------------

Neuberger Berman          Seeks long-term growth of capital by         Neuberger Berman
Advisers Management       investing primarily in common stocks of      Management LLC
Trust International       foreign companies
Portfolio (Class S)
-----------------------------------------------------------------------------------------------

Oppenheimer Global        Seeks long-term capital appreciation         OppenheimerFunds, Inc.
Securities Fund/VA,
Service Shares
-----------------------------------------------------------------------------------------------

Oppenheimer Global        Seeks high level of current income           OppenheimerFunds, Inc.
Strategic Income          principally derived from interest on debt
Fund/VA, Service Shares   securities
(previously Oppenheimer
Strategic Bond Fund/VA,
Service Shares)
-----------------------------------------------------------------------------------------------

Oppenheimer Main Street   Seeks capital appreciation                   OppenheimerFunds, Inc.
Small Cap Fund/VA,
Service Shares
-----------------------------------------------------------------------------------------------

PIMCO VIT All Asset       Seeks maximum real return consistent with    Pacific Investment
Portfolio, Advisor Share  preservation of real capital and prudent     Management Company LLC
Class                     investment management
-----------------------------------------------------------------------------------------------

Putnam VT Vista           Seeks capital appreciation                   Putnam Investment
Fund - Class IB Shares                                                 Management, LLC

-----------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  17

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Royce Capital             Seeks long-term growth of capital            Royce & Associates, LLC
Fund - Micro-Cap
Portfolio, Investment
Class
-----------------------------------------------------------------------------------------------

RVST Disciplined Asset    Seeks high level of total return that is     RiverSource Investments,
Allocation                consistent with an aggressive level of       LLC
Portfolios - Aggressive   risk. This is a "fund of funds" and seeks
                          to achieve its objective by investing in a
                          combination of underlying funds for which
                          RiverSource Investments acts as investment
                          manager or an affiliate acts as principal
                          underwriter. By investing in several
                          underlying funds, the Fund seeks to
                          minimize the risks inherent in investing in
                          a single fund
-----------------------------------------------------------------------------------------------

RVST Disciplined Asset    Seeks high level of total return that is     RiverSource Investments,
Allocation                consistent with a conservative level of      LLC
Portfolios - Conservati-  risk. This is a "fund of funds" and seeks
ve                        to achieve its objective by investing in a
                          combination of underlying funds for which
                          RiverSource Investments acts as investment
                          manager or an affiliate acts as principal
                          underwriter. By investing in several
                          underlying funds, the Fund seeks to
                          minimize the risks inherent in investing in
                          a single fund
-----------------------------------------------------------------------------------------------

RVST Disciplined Asset    Seeks high level of total return that is     RiverSource Investments,
Allocation                consistent with a moderate level of risk.    LLC
Portfolios - Moderate     This is a "fund of funds" and seeks to
                          achieve its objective by investing in a
                          combination of underlying funds for which
                          RiverSource Investments acts as investment
                          manager or an affiliate acts as principal
                          underwriter. By investing in several
                          underlying funds, the Fund seeks to
                          minimize the risks inherent in investing in
                          a single fund
-----------------------------------------------------------------------------------------------

RVST Disciplined Asset    Seeks high level of total return that is     RiverSource Investments,
Allocation                consistent with a moderate aggressive level  LLC
Portfolios - Moderately   of risk. This is a "fund of funds" and
Aggressive                seeks to achieve its objective by investing
                          in a combination of underlying funds for
                          which RiverSource Investments acts as
                          investment manager or an affiliate acts as
                          principal underwriter. By investing in
                          several underlying funds, the Fund seeks to
                          minimize the risks inherent in investing in
                          a single fund
-----------------------------------------------------------------------------------------------

RVST Disciplined Asset    Seeks high level of total return that is     RiverSource Investments,
Allocation                consistent with a moderate conservative      LLC
Portfolios - Moderately   level of risk. This is a "fund of funds"
Conservative              and seeks to achieve its objective by
                          investing in a combination of underlying
                          funds for which RiverSource Investments
                          acts as investment manager or an affiliate
                          acts as principal underwriter. By investing
                          in several underlying funds, the Fund seeks
                          to minimize the risks inherent in investing
                          in a single fund
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks maximum total investment return        RiverSource Investments,
Variable                  through a combination of capital growth and  LLC
Portfolio - Balanced      current income
Fund (Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks maximum current income consistent      RiverSource Investments,
Variable                  with liquidity and stability of principal    LLC
Portfolio - Cash
Management Fund (Class
3)

-----------------------------------------------------------------------------------------------



18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
RVST RiverSource          Seeks high level of current income while     RiverSource Investments,
Variable                  attempting to conserve the value of the      LLC
Portfolio - Diversified   investment for the longest period of time
Bond Fund (Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks high level of current income and, as   RiverSource Investments,
Variable                  a secondary goal, steady growth of capital   LLC
Portfolio - Diversified
Equity Income Fund
(Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks capital appreciation                   RiverSource Investments,
Variable                                                               LLC
Portfolio - Dynamic
Equity Fund (Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource          Non-diversified fund that seeks high total   RiverSource Investments,
Variable                  return through income and growth of capital  LLC
Portfolio - Global Bond
Fund (Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource          Non-diversified fund that seeks total        RiverSource Investments,
Variable                  return that exceeds the rate of inflation    LLC
Portfolio - Global        over the long-term
Inflation Protected
Securities Fund (Class
3)
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks high current income, with capital      RiverSource Investments,
Variable                  growth as a secondary objective              LLC
Portfolio - High Yield
Bond Fund (Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks high total return through current      RiverSource Investments,
Variable                  income and capital appreciation              LLC
Portfolio - Income
Opportunities Fund
(Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks growth of capital                      RiverSource Investments,
Variable Portfolio - Mid                                               LLC
Cap Growth Fund (Class
3)
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks long-term growth of capital            RiverSource Investments,
Variable Portfolio - Mid                                               LLC
Cap Value Fund (Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks long-term capital appreciation         RiverSource Investments,
Variable Portfolio - S&P                                               LLC
500 Index Fund (Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks high level of current income and       RiverSource Investments,
Variable                  safety of principal consistent with          LLC
Portfolio - Short         investment in U.S. government and
Duration U.S. Government  government agency securities
Fund (Class 3)
-----------------------------------------------------------------------------------------------

RVST Seligman Variable    Seeks long-term capital growth               RiverSource Investments,
Portfolio - Growth Fund                                                LLC
(Class 3)
-----------------------------------------------------------------------------------------------

RVST Seligman Variable    Seeks long-term growth of capital            RiverSource Investments,
Portfolio - Larger-Cap                                                 LLC
Value Fund (Class 3)
-----------------------------------------------------------------------------------------------

RVST Seligman Variable    Seeks long-term capital growth               RiverSource Investments,
Portfolio - Smaller-Cap                                                LLC, adviser; Kenwood
Value Fund (Class 3)                                                   Capital Management LLC,
                                                                       sub-adviser.

-----------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  19

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
RVST Threadneedle         Seeks long-term capital growth               RiverSource Investments,
Variable                                                               LLC, adviser;
Portfolio - Emerging                                                   Threadneedle
Markets Fund (Class 3)                                                 International Limited,
                                                                       an indirect wholly-owned
                                                                       subsidiary of Ameriprise
                                                                       Financial, sub-adviser.
-----------------------------------------------------------------------------------------------

RVST Threadneedle         Seeks capital appreciation                   RiverSource Investments,
Variable                                                               LLC, adviser;
Portfolio - In-                                                        Threadneedle
ternational Opportunity                                                International Limited,
Fund (Class 3)                                                         an indirect wholly-owned
                                                                       subsidiary of Ameriprise
                                                                       Financial, sub-adviser.
-----------------------------------------------------------------------------------------------

RVST Variable             Seeks long-term capital growth               RiverSource Investments,
Portfolio - Davis New                                                  LLC, adviser; Davis
York Venture Fund (Class                                               Selected Advisers, L.P.,
3) (previously RVST                                                    subadviser.
RiverSource Partners
Variable
Portfolio - Fundamental
Value Fund)
-----------------------------------------------------------------------------------------------

RVST Variable             Seeks long-term growth of capital            RiverSource Investments,
Portfolio - Goldman                                                    LLC, adviser; Systematic
Sachs Mid Cap Value Fund                                               Financial Management,
(Class 3) (previously                                                  L.P. and WEDGE Capital
RVST RiverSource                                                       Management L.L.P., sub-
Partners Variable                                                      advisers.
Portfolio - Select Value
Fund)
-----------------------------------------------------------------------------------------------

RVST Variable             Seeks long-term capital appreciation         RiverSource Investments,
Portfolio - Partners                                                   LLC, adviser; Barrow,
Small Cap Value Fund                                                   Hanley, Mewhinney &
(Class 3) (previously                                                  Strauss, Inc., Denver
RVST RiverSource                                                       Investment Advisors LLC,
Partners Variable                                                      Donald Smith & Co.,
Portfolio - Small Cap                                                  Inc., River Road Asset
Value Fund)                                                            Management, LLC and
                                                                       Turner Investment
                                                                       Partners, Inc.,
                                                                       subadvisers.
-----------------------------------------------------------------------------------------------

RVST Variable             Seeks high level of total return that is     RiverSource Investments,
Portfolio - Aggressive    consistent with an aggressive level of       LLC
Portfolio (Class 2)       risk. This is a "fund of funds" and seeks
                          to achieve its objective by investing in a
                          combination of underlying funds. The fund
                          invests primarily in underlying funds that
                          invest in equity securities and also
                          invests a small amount in underlying funds
                          that invest in fixed income securities
-----------------------------------------------------------------------------------------------

RVST Variable             Seeks high level of total return that is     RiverSource Investments,
Portfolio - Aggressive    consistent with an aggressive level of       LLC
Portfolio (Class 4)       risk. This is a "fund of funds" and seeks
                          to achieve its objective by investing in a
                          combination of underlying funds. The fund
                          invests primarily in underlying funds that
                          invest in equity securities and also
                          invests a small amount in underlying funds
                          that invest in fixed income securities
-----------------------------------------------------------------------------------------------

RVST Variable             Seeks high level of total return that is     RiverSource Investments,
Portfolio - Conservative  consistent with a conservative level of      LLC
Portfolio (Class 2)       risk. This is a "fund of funds" and seeks
                          to achieve its objective by investing in a
                          combination of underlying funds. The fund
                          invests primarily in underlying funds that
                          invest in fixed income securities

-----------------------------------------------------------------------------------------------



20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
RVST Variable             Seeks high level of total return that is     RiverSource Investments,
Portfolio - Conservative  consistent with a conservative level of      LLC
Portfolio (Class 4)       risk. This is a "fund of funds" and seeks
                          to achieve its objective by investing in a
                          combination of underlying funds. The fund
                          invests primarily in underlying funds that
                          invest in fixed income securities
-----------------------------------------------------------------------------------------------

RVST Variable             Seeks high level of total return that is     RiverSource Investments,
Portfolio - Moderate      consistent with a moderate level of risk.    LLC
Portfolio (Class 2)       This is a "fund of funds" and seeks to
                          achieve its objective by investing in a
                          combination of underlying funds. The fund
                          invests primarily in a balance of
                          underlying funds that invest in fixed
                          income securities and underlying funds that
                          invest in equity securities
-----------------------------------------------------------------------------------------------

RVST Variable             Seeks high level of total return that is     RiverSource Investments,
Portfolio - Moderate      consistent with a moderate level of risk.    LLC
Portfolio (Class 4)       This is a "fund of funds" and seeks to
                          achieve its objective by investing in a
                          combination of underlying funds. The fund
                          invests primarily in a balance of
                          underlying funds that invest in fixed
                          income securities and underlying funds that
                          invest in equity securities
-----------------------------------------------------------------------------------------------

RVST Variable             Seeks high level of total return that is     RiverSource Investments,
Portfolio - Moderately    consistent with a moderately aggressive      LLC
Aggressive Portfolio      level of risk. This is a "fund of funds"
(Class 2)                 and seeks to achieve its objective by
                          investing in a combination of underlying
                          funds. The fund invests primarily in
                          underlying funds that invest in equity
                          securities and also invests a moderate
                          amount in underlying funds that invest in
                          fixed income securities
-----------------------------------------------------------------------------------------------

RVST Variable             Seeks high level of total return that is     RiverSource Investments,
Portfolio - Moderately    consistent with a moderately aggressive      LLC
Aggressive Portfolio      level of risk. This is a "fund of funds"
(Class 4)                 and seeks to achieve its objective by
                          investing in a combination of underlying
                          funds. The fund invests primarily in
                          underlying funds that invest in equity
                          securities and also invests a moderate
                          amount in underlying funds that invest in
                          fixed income securities
-----------------------------------------------------------------------------------------------

RVST Variable             Seeks high level of total return that is     RiverSource Investments,
Portfolio - Moderately    consistent with a moderately conservative    LLC
Conservative Portfolio    level of risk. This is a "fund of funds"
(Class 2)                 and seeks to achieve its objective by
                          investing in a combination of underlying
                          funds. The fund invests primarily in
                          underlying funds that invest in fixed
                          income securities and also invests a
                          moderate amount in underlying funds that
                          invest in equity securities
-----------------------------------------------------------------------------------------------

RVST Variable             Seeks high level of total return that is     RiverSource Investments,
Portfolio - Moderately    consistent with a moderately conservative    LLC
Conservative Portfolio    level of risk. This is a "fund of funds"
(Class 4)                 and seeks to achieve its objective by
                          investing in a combination of underlying
                          funds. The fund invests primarily in
                          underlying funds that invest in fixed
                          income securities and also invests a
                          moderate amount in underlying funds that
                          invest in equity securities
-----------------------------------------------------------------------------------------------

Third Avenue Value        Seeks long-term capital appreciation         Third Avenue Management
Portfolio                                                              LLC

-----------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  21

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Van Kampen Life           Seeks capital growth and income through      Van Kampen Asset
Investment Trust          investments in equity securities, including  Management
Comstock Portfolio,       common stocks, preferred stocks and
Class II Shares           securities convertible into common and
                          preferred stocks
-----------------------------------------------------------------------------------------------

Van Kampen's UIF Global   Seeks current income and capital             Morgan Stanley
Real Estate Portfolio,    appreciation                                 Investment Management
Class II Shares                                                        Inc., doing business as
                                                                       Van Kampen, adviser;
                                                                       Morgan Stanley
                                                                       Investment Management
                                                                       Limited and Morgan
                                                                       Stanley Investment
                                                                       Management Company, sub-
                                                                       advisers.
-----------------------------------------------------------------------------------------------

Van Kampen's UIF Mid Cap  Seeks long-term capital growth               Morgan Stanley
Growth Portfolio, Class                                                Investment Management
II Shares                                                              Inc., doing business as
                                                                       Van Kampen.
-----------------------------------------------------------------------------------------------

Wanger International      Seeks long-term growth of capital            Columbia Wanger Asset
                                                                       Management, L.P.
-----------------------------------------------------------------------------------------------

Wanger USA                Seeks long-term capital appreciation         Columbia Wanger Asset
                                                                       Management, L.P.
-----------------------------------------------------------------------------------------------

Wells Fargo Advantage VT  Seeks long-term total return, consisting of  Wells Fargo Funds
Index Asset Allocation    capital appreciation and current income      Management, LLC,
Fund (previously Wells                                                 adviser; Wells Capital
Fargo Advantage VT Asset                                               Management Incorporated,
Allocation Fund)                                                       sub-adviser.
-----------------------------------------------------------------------------------------------

Wells Fargo Advantage VT  Seeks long-term total return, consisting of  Wells Fargo Funds
International Core Fund   capital appreciation and current income      Management, LLC,
                                                                       adviser; Wells Capital
                                                                       Management Incorporated,
                                                                       sub-adviser.
-----------------------------------------------------------------------------------------------

Wells Fargo Advantage VT  Seeks long-term total return, consisting of  Wells Fargo Funds
Small Cap Growth Fund     capital appreciation and current income      Management, LLC,
                                                                       adviser; Wells Capital
                                                                       Management Incorporated,
                                                                       sub-adviser.
-----------------------------------------------------------------------------------------------



THE FIXED ACCOUNT


You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and the RiverSource Life's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract - Transfer policies" for restrictions on transfers involving the fixed account.)


22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of a percent increments. We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following: (1) a partial surrender from the fixed account; or (2) a lump sum from the fixed account to the subaccounts.

We applied your initial purchase payment within two business days after we received it at our corporate office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them.

If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.




THE SETTLEMENT DATE




Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.



Generally, the settlement date must be no later than the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.



Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts using the contract's default option of Annuity Payout Plan B -- life annuity with 10 years certain will begin on the settlement date, and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.



If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.


BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
  If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or

     $50 per month

  If paying by any other method:

     $50

(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  23

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
  $100,000 for ages through 85

  $50,000 for ages 86 to 90

(2) These limits to annual contributions apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum annual limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


We will consider your contract void from the start if we do not receive your initial purchase payment within 180 days of the application signed date.


Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.


PURCHASE PAYMENT CREDITS
We add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule* for your contract; OR

  - if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule* for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits**.

Surrender charges under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated them. Because of higher charges, there could be circumstances where you may be worse off purchasing this contract with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. We pay for the credits primarily through revenue from a higher and

24 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS longer withdrawal charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

** For contracts purchased in Oregon, we will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  25

EEB RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select either the MAV or EEB riders. Or you may select the MAV and the EEB. Riders may not be available in all states. The MAV and EEB are only available if you and the annuitant are 75 or younger at the rider effective date.

PN RIDER FEE

Before May 10, 2010, we deducted an annual charge of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. This fee will no longer apply beginning May 10, 2010.


SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary; or

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:


                SEVEN-YEAR SCHEDULE                                   TEN-YEAR SCHEDULE*
NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE    NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE
DATE OF EACH PURCHASE PAYMENT        PERCENTAGE        DATE OF EACH PURCHASE PAYMENT       PERCENTAGE
               0                          7%                         0                          8%

               1                          7                          1                          8

               2                          7                          2                          8

               3                          6                          3                          7

               4                          5                          4                          7

               5                          4                          5                          6

               6                          2                          6                          5

               7                          0                          7                          4

                                                                     8                          3

                                                                     9                          2

                                                                    10                          0




26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary for all payments regardless of when payments are made.


PARTIAL SURRENDERS
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE:
Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

    AMOUNT REQUESTED                $1,000
-----------------------      OR     ------  = $1,075.27
1.00 - SURRENDER CHARGE               .93


By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


                                                                    ASSUMED INVESTMENT RATE
                                                                   3.50%              5.00%

Qualified annuity discount rate                                    4.72%              6.22%

Nonqualified annuity discount rate                                 4.92%              6.42%


SURRENDER CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid during the sixth contract year;

  - $6,000 paid during the eighth contract year; and

- The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.

SURRENDER CHARGE  EXPLANATION
      $  0        $2,500 is contract earnings surrendered without charge; and
         0        $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).
                  10% of $28,000 = $2,800 - $2,500 = $300
         0        $10,000 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and
       480        $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and
       420        $6,000 purchase payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of purchase payment.
      ----
      $900


WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


- amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon regardless of when payments are made.



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  27

- to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;


- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*; and

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 at contract issue. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out,

- minus any prorated portion of the contract administrative charge;


- minus any prorated portion of the MAV rider fee (if selected); and



- minus any prorated portion of the EEB rider fee (if selected).




SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payments credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge, surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.


28  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;


- a prorated portion of the MAV rider charge (if selected); and/or



- a prorated portion of the EEB rider charge (if selected).




Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up an automated transfer if the PN program is selected. The potential effect is to lower your average cost per unit.



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  29

HOW DOLLAR-COST AVERAGING WORKS

By investing an
equal number of                                                                                 NUMBER
dollars each                                                       AMOUNT     ACCUMULATION     OF UNITS
month ...                                                MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                         Jan       $100           $20           5.00
you automatically                          (ARROW)       Feb        100            18           5.56
buy more units when                                      Mar        100            17           5.88
the per unit market price is low ...                     Apr        100            15           6.67


                                                         May        100            16           6.25
                                                         Jun        100            18           5.56
                                                         Jul        100            17           5.88
and fewer units                            (ARROW)       Aug        100            19           5.26
when the per unit                                        Sept       100            21           4.76
market price is high ...                                 Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers no more than one digit past the decimal. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


Different rules apply to asset rebalancing under the Portfolio Navigator Program, (See "Portfolio Navigator Program" below).



PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)


THE FOLLOWING INFORMATION ABOUT THE PN PROGRAM APPLIES TO ALL CONTRACTS. FOR ADDITIONAL INFORMATION ABOUT THE PN PROGRAM FOR CONTRACTS PURCHASED BEFORE MAY 10, 2010, ALSO SEE BELOW "PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR CONTRACTS PURCHASED BEFORE MAY 10, 2010."



The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program investment option. The PN program investment options are currently five funds of funds, each of which has a particular investment objective and invests in underlying funds. The PN program also allows those who participated in the PN program and who exercised an "opt-out" right applicable through April 23, 2010 (to be in this group, you must have purchased your contract on or before April 23, 2010) to remain invested in a "static" PN program model portfolio (not subject to further updating or reallocation, as described under "Portfolio Navigator Program (PN program) for contracts purchased before May 10, 2010").



You may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge. You can elect to participate in the PN program at any time, and you may transfer all or part of your assets from a PN program investment option or transfer your contract assets so that they are not invested in accordance with a model portfolio at any time. If you transfer contract assets so that they are no longer invested in accordance with a PN program model portfolio or investment option, automated rebalancing associated with the model portfolio or investment option will end.



Each of the PN program fund of funds investment options has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. RiverSource Investments is the investment adviser of each of the PN program investment options, but does not serve as investment adviser under the PN program


30  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

(regardless of whether you have selected a PN program investment option or remained in a model portfolio). Morningstar Associates, LLC serves as an independent consultant to RiverSource Investments to provide recommendations regarding portfolio construction and ongoing analysis of the PN program investment options, but does not provide any services in connection with the model portfolios. RiverSource Investments or an affiliate will serve as investment adviser for all of the underlying funds in which the investment options invest. However, some of the underlying funds will be managed on a day-to-day basis directly by RiverSource Investments and some will be managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of RiverSource Investments and the fund's board of trustees. The new funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach.



Below are the asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio --  Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio -- Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio --  Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio -- Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio --  Conservative Portfolio: 20% Equity / 80% Fixed Income



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of investment options and providing investment advisory services for the PN program investment options and certain of the funds underlying the investment options and model portfolios, RiverSource Investments is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because RiverSource Investments or one of its affiliates serves as the investment adviser to the underlying funds invested in the investment options and to certain underlying funds to which assets are allocated under the model portfolios, because we or an affiliate of ours may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program investment option, see the prospectus for such investment option. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for contracts purchased before May 10, 2010."



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which investment option is best for you or whether to remain in a model portfolio or investment option. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



Currently, there are five PN program investment options, and five model portfolios, ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and/or the regular fixed account (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



You may request a change to your investment option (or a transfer from your model portfolio to an investment option) up to twice per contract year by written request on an authorized form or by another method agreed to by us. We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of investment options based on the amount of your initial purchase payment we accept or when you take a withdrawal;





- substitute a fund of funds for your model portfolio if permitted under applicable securities law; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  31

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investment in a PN program investment option or in accordance with a model portfolio, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a PN program investment option, see the prospectus for such investment option. For additional information about the risks of investing in accordance with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for contracts purchased before May 10, 2010" below.



PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR CONTRACTS PURCHASED BEFORE MAY 10, 2010



As of the Transfer Date (defined below), your contract assets invested in accordance with a model portfolio under the PN program will be transferred based on the recommendation of RiverSource Investments, LLC ("RiverSource Investments"), the investment adviser under the PN program, to a fund of funds investment option that corresponds to your model portfolio unless you informed us on or before April 23, 2010 that you did not want your assets so transferred (unless you "opt out"). The actual date of transfer to the fund of funds or the date upon which your opt out becomes effective (the "Transfer Date") will occur no earlier than May 7, 2010 and no later than June 30, 2010, and will depend on the contract you own and the month that you purchased your contract. If you opt out of the transfer, you will remain invested in accordance with the asset allocation currently specified for your model portfolio and you will not receive any further reallocation recommendations from RiverSource Investments (although your assets will be rebalanced back to the current allocation quarterly). As of the Transfer Date, RiverSource Investments will no longer review the model portfolios or make changes to them as part of the PN program, and the investment advisory agreement you have previously entered into with RiverSource Investments will terminate.



If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any future updates to the model portfolio or reallocation recommendations.



RiverSource Investments and its affiliates have committed to a two-year cap on PN program investment option expenses for contract owners who purchased a contract before May 10, 2010, as set forth in disclosure previously sent to such contract owners. Specifically, expense waivers and reimbursements will be applied to the PN program investment options and to the underlying funds so that total fees and expenses paid by investors in the PN program investment options will approximate the total fees and expenses of the underlying funds borne by participants in the corresponding PN program model portfolio, based on 2009 fiscal year end expenses. After two years these expense caps will no longer be in place and total expenses will likely be higher.



SERVICE PROVIDERS IN CONNECTION WITH THE PN PROGRAM MODEL PORTFOLIOS. RiverSource Investments, an affiliate of ours, has served as non-discretionary investment adviser for PN program model portfolio participants solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments has entered into an investment advisory agreement with each contract owner participating in the PN program prior to the program changes described in this prospectus. In its role as investment adviser to the PN program, RiverSource Investments relied upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviewed the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducted periodic due diligence and provided ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investments' Form ADV, the SEC investment adviser registration form. The Disclosure Document was delivered to contract owners enrolled in the PN program prior to May 10, 2010 at or before the time they enrolled.



The PN program model portfolios were designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provided or provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.



We identified to Morningstar Associates the universe of allocation options that could be included in the model portfolios (the universe of allocation options). Once we identified this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictated to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

POTENTIAL CONFLICTS OF INTEREST. Although RiverSource Investment will no longer maintain the model portfolios on an ongoing basis, the asset allocations in the current model portfolios may have been affected by the following conflicts of interest. In identifying the universe of allocation options for a model portfolio, we and our affiliates, including RiverSource Investments, were subject to competing interests that may have influenced the allocation options we proposed. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to certain underlying funds in the model portfolios as well as compensation we or an affiliate of ours may receive for providing services in connection with such underlying funds or their corresponding sub-accounts. These competing interests also involve compensation we or an affiliate of ours receive if certain funds that RiverSource Investments does not advise were included as underlying funds in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, we had an incentive to identify the RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, have recommended certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may have included a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may have believed that certain RiverSource Variable Series Trust funds would have benefited from additional assets or could have been harmed by redemptions. All of these factors may have impacted RiverSource Investments' view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may have influenced the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



We, RiverSource Investments, or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have had an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have had an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have had an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



MODEL PORTFOLIO RISKS. Asset allocation through a PN program model portfolio does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.



By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



In the future, the model portfolios will not be updated periodically, and the investments and investment styles and policies of the current allocation options may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs. Furthermore, the absence of periodic updating means that existing allocation options will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.



Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing of a model portfolio, it may hold a large cash position. A large cash position could


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS 33 detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.




TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while the PN program is in effect. You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.


When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

Subject to state regulatory requirements, we may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THIS CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


34  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS 35 and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


36  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- If the PN program is in effect, you are not allowed to set up automated transfers.


MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)


 3 BY TELEPHONE


Call:


TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  37

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations

38 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS thereunder, unless we have a prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;


  - the distribution is due to plan termination; or



  - you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or EEB. The terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  39

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.

                                  PS X DB
                                  -------
ADJUSTED PARTIAL SURRENDERS   =      CV



     PS = the amount by which the contract value is reduced as a result of the partial surrender.

     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.


We calculate the death benefit as follows:
  The contract value on the most recent sixth contract anniversary:     $30,000.00
  plus purchase payments made since that anniversary:                        +0.00
  minus adjusted partial surrenders taken since that anniversary calculated as:
   $1,500 x $30,000
   ----------------
     $28,000                                                             -1,607.14
                                                                        ----------
   for a death benefit of:                                              $28,392.86




IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner.


If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, with the contract value equal to


40 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.


DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option.

OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract. We will determine the rider effective date for the MAV added after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date, we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  41

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value less any purchase payment credits, subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE

- You add the MAV when your contract value is $20,000.

- On the first contract anniversary after the rider effective date the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                           $  24,000

        plus purchase payments made since that anniversary:                                     +0

        minus adjusted partial surrenders, calculated as:
        ($1,500 x $24,000)
        ------------------                                                                  -1,636
              $22,000       =                                                             --------
        for a death benefit of:                                                          $  22,364



IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to keep the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary after the rider effective date. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor whether or not the EEB is appropriate for your situation.

If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract. We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.


42  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

- MINUS the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date.

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

- the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE EEB

- You purchased the contract with a purchase payment of $100,000. You add the EEB rider when your contract value is $100,000 and both you and the annuitant are under age 70. You selected the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:


     MAV death benefit amount (contract value):                           $110,000
     plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000




               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  43

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                $110,000
     plus the EEB (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000


- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 5% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 5% surrender charge because your purchase payment is four years old, so we will surrender $39,500 ($37,525 + $1,975 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

        $110,000 - ($50,000 x $110,000) =
                   --------------------
                         $105,000$                                                          $57,619
  plus the EEB (40% of earnings at death):
  0.40 x ($57,619 - $55,000) =                                                               +1,048
                                                                                            -------
Total death benefit of:                                                                     $58,667


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58.667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                           $200,000
     plus the EEB (40% of earnings at death)
     .40 x 2.50 x ($55,000) =                                              +55,000
                                                                          --------
  Total death benefit of:                                                 $255,000


- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the EEB (40% of earnings at death, up to a maximum of 100%
     of purchase payments not previously surrendered that are one or more years old)
     0.40 x 2.50 x ($55,000) =                                             +55,000
                                                                          --------
  Total death benefit of:                                                 $305,000


- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
     0.40 x ($250,000 - $105,000) =                                        +58,000
                                                                          --------
  Total death benefit of:                                                 $308,000


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract then he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."


44  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;


- the annuitant's age and, in most cases, the annuitant's sex;


- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  45

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.


NONQUALIFIED ANNUITIES

Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout


46 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contracts, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS 47 policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth
IRAs) are subject to special RMD rules.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be

48 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);



- to pay certain medical or education expenses (IRAs only); or



- if the distribution is made from an inherited IRA.



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If you Die Before the Settlement Date").


ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  49

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.


50  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  51

APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED)



The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2009.





VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                          2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of
  period                                     $0.71    $1.36    $1.14    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of period     $1.07    $0.71    $1.36    $1.14    $1.06       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,299    3,750    4,111   14,120    2,021       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                     $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96    $1.00       --
Accumulation unit value at end of period     $0.95    $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96       --
Number of accumulation units outstanding
  at end of period (000 omitted)            68,595   84,420  116,725  135,093  149,316  125,010   82,114   43,189    5,550       --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98    $1.00       --
Accumulation unit value at end of period     $1.63    $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98       --
Number of accumulation units outstanding
  at end of period (000 omitted)           150,692  202,780  217,241  203,016  153,107   70,504   34,604   12,313      805       --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.83    $1.52    $1.30    $1.04    $0.93    $0.81    $0.66    $0.83    $1.19    $1.44
Accumulation unit value at end of period     $1.10    $0.83    $1.52    $1.30    $1.04    $0.93    $0.81    $0.66    $0.83    $1.19
Number of accumulation units outstanding
  at end of period (000 omitted)            12,855   16,842   22,009   24,450   28,073   28,284   27,256   26,878   25,459   15,533
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.68    $0.90    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.87    $0.68    $0.90       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            48,044   54,402   56,815       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                     $0.69    $1.19    $0.99    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of period     $0.92    $0.69    $1.19    $0.99    $1.04       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            11,805   12,809   13,321   78,916   10,074       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.28    $1.76    $1.87    $1.59    $1.52    $1.34    $1.05    $1.21    $1.08    $0.92
Accumulation unit value at end of period     $1.52    $1.28    $1.76    $1.87    $1.59    $1.52    $1.34    $1.05    $1.21    $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)            24,377   28,576   41,125   47,446   53,724   50,678   46,232   43,222   35,248   14,536
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89    $0.96    $1.00
Accumulation unit value at end of period     $0.97    $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89    $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)            15,940   18,431   21,893   24,975   23,850   20,551   15,315    9,520    4,490    1,283
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.72    $1.19    $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.90    $0.72    $1.19    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           378,240  310,527  204,077  121,798       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.65    $1.27    $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.89    $0.65    $1.27    $1.07       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            32,788   41,006   32,112   59,299       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.74    $1.13    $0.97    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.88    $0.74    $1.13    $0.97       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            39,767   30,400   17,045   51,380       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX I PORTFOLIO*(10/02/2009)
Accumulation unit value at beginning of
  period                                     $1.00       --       --       --       --       --       --       --       --       --
Accumulation unit value at end of period     $1.09       --       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,200       --       --       --       --       --       --       --       --       --
*Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct.
2, 2009.
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.75    $1.04    $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $1.08    $0.75    $1.04    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           162,181  119,741  111,086  103,830       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------



52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.06    $1.83    $1.61    $1.32    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.22    $1.06    $1.83    $1.61    $1.32    $1.15       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           113,414   12,645   16,521   19,055   15,273    4,245       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.68    $1.20    $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.92    $0.68    $1.20    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           269,589  398,515  294,643  244,121       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.74    $1.28    $1.15    $1.03    $0.96    $0.92    $0.75    $0.90    $1.00    $1.05
Accumulation unit value at end of period     $0.93    $0.74    $1.28    $1.15    $1.03    $0.96    $0.92    $0.75    $0.90    $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            48,395   58,690   78,090   92,368  107,380  122,387  119,334  108,027  103,719   63,414
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $2.17    $3.61    $3.15    $2.82    $2.41    $1.94    $1.41    $1.58    $1.65    $1.24
Accumulation unit value at end of period     $3.02    $2.17    $3.61    $3.15    $2.82    $2.41    $1.94    $1.41    $1.58    $1.65
Number of accumulation units outstanding
  at end of period (000 omitted)            35,956   44,234   56,323   67,426   72,759   73,206   67,863   63,268   59,393   38,193
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.87    $1.57    $1.35    $1.15    $0.97    $0.86    $0.61    $0.77    $0.98    $1.23
Accumulation unit value at end of period     $1.10    $0.87    $1.57    $1.35    $1.15    $0.97    $0.86    $0.61    $0.77    $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)            20,415   25,280   33,656   38,789   40,988   42,151   31,628   28,991   27,850   18,802
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34    $1.25    $0.96
Accumulation unit value at end of period     $1.71    $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34    $1.25
Number of accumulation units outstanding
  at end of period (000 omitted)            50,767   62,873   93,100  128,540  139,618  120,456   87,330   59,317   24,477    6,879
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35    $1.19    $0.96
Accumulation unit value at end of period     $2.02    $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35    $1.19
Number of accumulation units outstanding
  at end of period (000 omitted)            42,025   52,033   66,946   78,886   78,073   59,293   43,978   29,743   10,800    2,846
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37    $1.23    $0.95
Accumulation unit value at end of period     $2.26    $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37    $1.23
Number of accumulation units outstanding
  at end of period (000 omitted)            78,043   97,291  139,637  163,687  174,918  115,616   83,015   56,079   23,748    7,622
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.07    $1.63    $1.97    $1.76    $1.68    $1.45    $1.00    $1.19    $1.14    $1.13
Accumulation unit value at end of period     $1.35    $1.07    $1.63    $1.97    $1.76    $1.68    $1.45    $1.00    $1.19    $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)             3,757    4,574    6,389    8,977   10,823   12,173   13,511   14,285   14,153   10,252
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86    $0.99    $1.10
Accumulation unit value at end of period     $0.85    $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86    $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)           108,298  131,282  187,585  231,223  248,935  128,074   83,166   71,820   60,343   42,626
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/15/1999)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of
  period                                     $0.65    $1.15    $1.03    $0.98    $0.90    $0.85    $0.66    $0.88    $1.16    $1.31
Accumulation unit value at end of period     $0.79    $0.65    $1.15    $1.03    $0.98    $0.90    $0.85    $0.66    $0.88    $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)            17,247   21,777   30,209   38,671   42,185   44,154   44,599   46,932   49,574   37,379
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/15/1999)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at beginning of
  period                                     $1.09    $2.08    $1.89    $1.64    $1.50    $1.31    $0.98    $1.25    $1.37    $1.26
Accumulation unit value at end of period     $1.55    $1.09    $2.08    $1.89    $1.64    $1.50    $1.31    $0.98    $1.25    $1.37
Number of accumulation units outstanding
  at end of period (000 omitted)             6,556    8,210   11,683   13,834   16,329   18,834   19,915   21,745   23,324   16,977
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of
  period                                     $0.80    $1.13    $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $1.01    $0.80    $1.13    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             8,089    8,014    5,881   33,923       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of
  period                                     $0.93    $1.57    $1.39    $1.09    $1.00       --       --       --       --       --
Accumulation unit value at end of period     $1.24    $0.93    $1.57    $1.39    $1.09       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           128,526   99,290   48,018    1,744      127       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  53

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.41    $0.73    $0.60    $0.54    $0.48    $0.40    $0.30    $0.42    $0.70    $1.00
Accumulation unit value at end of period     $0.58    $0.41    $0.73    $0.60    $0.54    $0.48    $0.40    $0.30    $0.42    $0.70
Number of accumulation units outstanding
  at end of period (000 omitted)            19,522   23,257   27,632   29,699   34,555   40,872   48,862   52,428   54,805   29,626
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.29    $0.52    $0.43    $0.40    $0.36    $0.36    $0.25    $0.43    $0.68    $1.00
Accumulation unit value at end of period     $0.45    $0.29    $0.52    $0.43    $0.40    $0.36    $0.36    $0.25    $0.43    $0.68
Number of accumulation units outstanding
  at end of period (000 omitted)            27,957   23,828   28,860   30,606   32,606   37,258   40,520   37,200   34,767   20,288
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.63    $1.06    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.85    $0.63    $1.06       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           305,123  238,472  154,650       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.81    $1.71    $1.34    $0.92    $0.70    $0.60    $0.45    $0.61    $0.80    $1.00
Accumulation unit value at end of period     $1.44    $0.81    $1.71    $1.34    $0.92    $0.70    $0.60    $0.45    $0.61    $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)            61,696   69,375   80,158   77,239   72,832   75,760   81,742   81,189   60,527   25,763
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68    $0.91    $1.00
Accumulation unit value at end of period     $0.67    $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68    $0.91
Number of accumulation units outstanding
  at end of period (000 omitted)            67,421   63,755   80,158  100,533  117,493  108,239   91,666   69,576   50,212   19,521
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90    $0.96    $1.00
Accumulation unit value at end of period     $0.98    $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90    $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)            28,887   32,039   42,261   51,188   62,995   77,406   74,690   59,272   34,072   12,308
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89    $1.00       --
Accumulation unit value at end of period     $1.83    $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89       --
Number of accumulation units outstanding
  at end of period (000 omitted)            56,324   67,989   78,212   71,164   55,870   28,362   18,051   10,543    2,997       --
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.57    $1.07    $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.76    $0.57    $1.07    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            75,726   78,811   64,614   57,067       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $0.95    $1.60    $1.52    $1.31    $1.16    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.31    $0.95    $1.60    $1.52    $1.31    $1.16       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            31,543   36,705   48,173   51,514   33,811   11,540       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of
  period                                     $1.07    $1.26    $1.16    $1.09    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.25    $1.07    $1.26    $1.16    $1.09    $1.07       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           519,119  569,070  536,032  339,587  150,945   22,945       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $0.86    $1.40    $1.43    $1.26    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.17    $0.86    $1.40    $1.43    $1.26    $1.15       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            23,658   27,205   34,265   34,462   18,592    7,652       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.93    $1.12    $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $1.13    $0.93    $1.12    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           218,702  228,912  161,214  154,199       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.59    $1.10    $1.06    $1.02    $0.91    $0.78    $0.59    $0.85    $1.29    $1.36
Accumulation unit value at end of period     $0.82    $0.59    $1.10    $1.06    $1.02    $0.91    $0.78    $0.59    $0.85    $1.29
Number of accumulation units outstanding
  at end of period (000 omitted)            21,581   25,511   33,551   42,808   49,747   57,095   67,224   72,033   74,819   49,764
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.95    $3.47    $3.36    $2.80    $2.53    $2.24    $1.51    $1.75    $1.36    $1.15
Accumulation unit value at end of period     $3.07    $1.95    $3.47    $3.36    $2.80    $2.53    $2.24    $1.51    $1.75    $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)            10,284   12,388   16,842   20,156   22,799   26,803   26,590   25,593   20,056    8,005
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                     $0.71    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.87    $0.71       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            11,669    6,188       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------



54  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                     $0.84    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.98    $0.84       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            16,032   11,487       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of
  period                                     $0.76    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.91    $0.76       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            45,180   25,617       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                     $0.74    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.89    $0.74       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            27,720   16,958       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                     $0.80    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.94    $0.80       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            22,560   11,805       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94    $1.05    $1.09
Accumulation unit value at end of period     $1.07    $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94    $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)            74,529   61,707   86,628   89,309   92,705   84,704   79,035   64,273   37,760   28,348
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09    $1.06    $1.01
Accumulation unit value at end of period     $1.22    $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09    $1.06
Number of accumulation units outstanding
  at end of period (000 omitted)           197,288  399,214  286,121  258,492  193,996  187,100  203,753  255,251  243,870  171,785
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009 were (0.76%)
and (0.76%), respectively.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13    $1.06    $1.01
Accumulation unit value at end of period     $1.48    $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13    $1.06
Number of accumulation units outstanding
  at end of period (000 omitted)           638,984  610,707  599,680  511,100  332,677  221,377  188,939  154,530   83,968   30,783
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02    $1.01    $1.03
Accumulation unit value at end of period     $1.45    $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02    $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)           508,061  530,216  560,416  585,144  408,559  255,776  134,486   86,442   43,328   12,124
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76    $0.93    $1.14
Accumulation unit value at end of period     $0.69    $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76    $0.93
Number of accumulation units outstanding
  at end of period (000 omitted)           257,537  301,682  383,078  450,207  263,828  130,790   69,981   52,124   26,327   24,003
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03    $1.03    $1.00
Accumulation unit value at end of period     $1.68    $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03    $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)           195,536  201,728  204,316  169,931  130,135   82,347   51,936   31,133   16,572    8,968
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning of
  period                                     $1.12    $1.13    $1.05    $1.05    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.19    $1.12    $1.13    $1.05    $1.05    $1.03       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           302,524  171,393  147,400  161,490   91,038    2,274       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95    $0.91    $1.01
Accumulation unit value at end of period     $1.57    $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95    $0.91
Number of accumulation units outstanding
  at end of period (000 omitted)           137,350  147,297  218,538  251,768  262,154  242,254  177,150   93,845   58,348   31,722
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning of
  period                                     $0.94    $1.16    $1.14    $1.07    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.33    $0.94    $1.16    $1.14    $1.07    $1.04       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           229,076  128,653  116,516  109,316   29,477    1,052       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning of
  period                                     $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00    $1.00       --
Accumulation unit value at end of period     $1.22    $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00       --
Number of accumulation units outstanding
  at end of period (000 omitted)            40,215   38,730   50,337   62,826   47,283   53,376   42,780   16,388    2,489       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
  period                                     $0.81    $1.49    $1.36    $1.19    $1.00       --       --       --       --       --
Accumulation unit value at end of period     $1.14    $0.81    $1.49    $1.36    $1.19       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            57,405   76,989   71,709  101,239    6,605       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  55

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79    $0.91    $1.00
Accumulation unit value at end of period     $0.81    $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79    $0.91
Number of accumulation units outstanding
  at end of period (000 omitted)            91,208  100,420  127,010  139,008  154,949  144,039  103,587   64,771   35,957    9,812
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14    $1.08    $1.00
Accumulation unit value at end of period     $1.33    $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14    $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)           109,059  125,698  120,018  125,729  145,087  160,725  155,718  124,866   50,510   16,258
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65    $0.95    $1.18
Accumulation unit value at end of period     $0.56    $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65    $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)           147,034  180,650  283,769  326,108  323,849  191,140  192,314  135,693  129,186   97,754
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at beginning of
  period                                     $0.80    $1.33    $1.34    $1.14    $1.10    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.00    $0.80    $1.33    $1.34    $1.14    $1.10       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             6,269    5,696    7,988    7,937    6,232    3,498       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08    $1.16    $1.12
Accumulation unit value at end of period     $1.42    $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08    $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)            21,859   26,621   38,095   49,721   59,243   61,563   44,627   29,202   22,792   14,830
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72    $0.74    $1.00
Accumulation unit value at end of period     $2.23    $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72    $0.74
Number of accumulation units outstanding
  at end of period (000 omitted)            80,593  111,551   89,546   89,672   75,520   22,549    8,256    4,750    1,789      906
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67    $0.95    $1.27
Accumulation unit value at end of period     $0.94    $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67    $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)            48,442   55,412   75,421   80,961   77,787   51,446   23,614   20,012   15,821   13,967
-----------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
  period                                     $0.68    $1.12    $1.09    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.89    $0.68    $1.12    $1.09       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           303,537  183,635  117,605  123,150       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
  period                                     $0.85    $1.36    $1.29    $1.12    $1.12    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.16    $0.85    $1.36    $1.29    $1.12    $1.12       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,203    6,409    9,188    9,786   10,247    4,730       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07    $1.00       --
Accumulation unit value at end of period     $1.66    $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07       --
Number of accumulation units outstanding
  at end of period (000 omitted)           149,191  156,845  148,793  126,637  127,559   90,541   67,609   43,199    6,885       --
-----------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/21/1999)
Accumulation unit value at beginning of
  period                                     $1.75    $3.14    $3.32    $2.89    $2.54    $2.13    $1.51    $1.70    $1.51    $1.08
Accumulation unit value at end of period     $2.53    $1.75    $3.14    $3.32    $2.89    $2.54    $2.13    $1.51    $1.70    $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)            12,740   16,209   23,692   28,765   31,916   32,334   31,927   31,335   27,040    8,231
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $0.85    $1.33    $1.37    $1.19    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.08    $0.85    $1.33    $1.37    $1.19    $1.15       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           178,986  227,595  224,730  258,223  203,272   36,974       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.61    $1.11    $1.23    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.86    $0.61    $1.11    $1.23       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            67,174   88,969   51,109   51,499       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.64    $1.20    $0.99    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.99    $0.64    $1.20    $0.99       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            18,479   17,546   14,940   37,273       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------



56  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85    $1.08    $1.51
Accumulation unit value at end of period     $2.11    $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85    $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)           131,326  142,736  164,570  186,862  170,230  104,567   66,022   43,554   27,818   18,245
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16    $1.05    $1.15
Accumulation unit value at end of period     $1.67    $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16    $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)           155,213  176,483  212,646  235,960  241,623  184,961  129,824   78,311   40,791   23,813
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (05/01/2001)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of
  period                                     $0.96    $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97    $1.00       --
Accumulation unit value at end of period     $1.10    $0.96    $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97       --
Number of accumulation units outstanding
  at end of period (000 omitted)            19,120   25,423   37,314   40,046   43,629   41,656   30,948   14,864    3,799       --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $0.80    $1.43    $1.28    $1.06    $0.98    $0.90    $0.69    $0.90    $1.00       --
Accumulation unit value at end of period     $0.90    $0.80    $1.43    $1.28    $1.06    $0.98    $0.90    $0.69    $0.90       --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,273    5,126    7,327    8,088    9,021   10,390    8,227    4,703    1,200       --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94    $1.00       --
Accumulation unit value at end of period     $1.18    $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94       --
Number of accumulation units outstanding
  at end of period (000 omitted)            31,042   29,488   35,670   25,726   19,618   22,185   19,289    9,992    2,060       --
-----------------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                          2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of
  period                                     $0.70    $1.35    $1.14    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of period     $1.07    $0.70    $1.35    $1.14    $1.06       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,654    2,593    2,415    5,609      801       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                     $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96    $1.00       --
Accumulation unit value at end of period     $0.93    $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96       --
Number of accumulation units outstanding
  at end of period (000 omitted)            41,871   53,105   74,246   84,552   91,924   75,935   54,358   29,770    4,363       --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98    $1.00       --
Accumulation unit value at end of period     $1.61    $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98       --
Number of accumulation units outstanding
  at end of period (000 omitted)            93,058  122,930  135,634  127,479   94,909   44,705   24,114    9,270      790       --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.82    $1.49    $1.28    $1.03    $0.92    $0.81    $0.66    $0.83    $1.18    $1.44
Accumulation unit value at end of period     $1.08    $0.82    $1.49    $1.28    $1.03    $0.92    $0.81    $0.66    $0.83    $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)            13,469   17,171   22,876   26,483   30,007   30,595   30,150   31,512   32,127   20,591
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.67    $0.90    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.87    $0.67    $0.90       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            25,355   30,504   28,466       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                     $0.69    $1.19    $0.99    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of period     $0.91    $0.69    $1.19    $0.99    $1.04       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             6,957    7,931    8,170   35,411    4,856       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.25    $1.73    $1.84    $1.57    $1.51    $1.33    $1.04    $1.20    $1.08    $0.92
Accumulation unit value at end of period     $1.49    $1.25    $1.73    $1.84    $1.57    $1.51    $1.33    $1.04    $1.20    $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)            22,547   27,547   40,862   47,256   53,403   50,775   49,145   49,161   41,460   21,041
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89    $0.96    $1.00
Accumulation unit value at end of period     $0.95    $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89    $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)             9,852   12,240   17,034   19,334   19,301   17,682   14,100    9,832    6,090    1,693
-----------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  57

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.71    $1.19    $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.89    $0.71    $1.19    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           214,161  176,791  113,001   66,352       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.65    $1.26    $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.88    $0.65    $1.26    $1.07       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            20,723   26,849   22,702   32,712       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.74    $1.13    $0.97    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.88    $0.74    $1.13    $0.97       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            26,662   22,011   12,631   26,224       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX I PORTFOLIO*(10/02/2009)
Accumulation unit value at beginning of
  period                                     $1.00       --       --       --       --       --       --       --       --       --
Accumulation unit value at end of period     $1.08       --       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,478       --       --       --       --       --       --       --       --       --
*Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct.
2, 2009.
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.75    $1.04    $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $1.07    $0.75    $1.04    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           105,964   79,727   71,987   59,159       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.05    $1.82    $1.60    $1.31    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.20    $1.05    $1.82    $1.60    $1.31    $1.15       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            69,836    8,283   11,475   12,674    9,815    2,086       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.68    $1.20    $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.91    $0.68    $1.20    $1.03       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           167,696  237,020  166,815  127,364       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.73    $1.26    $1.14    $1.01    $0.95    $0.91    $0.74    $0.90    $1.00    $1.04
Accumulation unit value at end of period     $0.91    $0.73    $1.26    $1.14    $1.01    $0.95    $0.91    $0.74    $0.90    $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            43,167   55,844   75,513   89,221  108,101  127,378  125,390  117,223  119,736   77,558
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $2.13    $3.56    $3.11    $2.79    $2.38    $1.93    $1.40    $1.57    $1.64    $1.24
Accumulation unit value at end of period     $2.95    $2.13    $3.56    $3.11    $2.79    $2.38    $1.93    $1.40    $1.57    $1.64
Number of accumulation units outstanding
  at end of period (000 omitted)            32,282   41,030   52,936   63,504   70,537   72,884   69,808   68,203   67,132   48,251
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.86    $1.54    $1.33    $1.14    $0.96    $0.86    $0.60    $0.77    $0.98    $1.23
Accumulation unit value at end of period     $1.07    $0.86    $1.54    $1.33    $1.14    $0.96    $0.86    $0.60    $0.77    $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)            19,097   24,686   32,307   37,262   40,363   43,553   34,462   33,063   32,758   22,910
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33    $1.25    $0.96
Accumulation unit value at end of period     $1.68    $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33    $1.25
Number of accumulation units outstanding
  at end of period (000 omitted)            31,073   39,491   59,503   81,589   88,911   80,587   63,047   44,591   19,803    6,181
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34    $1.19    $0.96
Accumulation unit value at end of period     $1.98    $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34    $1.19
Number of accumulation units outstanding
  at end of period (000 omitted)            28,730   36,256   46,935   55,078   55,521   44,541   34,639   23,553    9,584    2,897
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37    $1.23    $0.95
Accumulation unit value at end of period     $2.21    $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37    $1.23
Number of accumulation units outstanding
  at end of period (000 omitted)            51,883   65,990   96,413  112,452  117,932   84,473   65,106   47,539   24,711   10,265
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.05    $1.60    $1.94    $1.74    $1.66    $1.44    $1.00    $1.18    $1.14    $1.13
Accumulation unit value at end of period     $1.32    $1.05    $1.60    $1.94    $1.74    $1.66    $1.44    $1.00    $1.18    $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)             3,988    5,064    7,429    9,981   12,490   14,537   16,300   17,792   18,974   14,809
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86    $0.99    $1.10
Accumulation unit value at end of period     $0.84    $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86    $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)            70,758   87,685  126,734  160,736  168,697  108,140   80,350   75,489   71,185   55,239
-----------------------------------------------------------------------------------------------------------------------------------



58  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/15/1999)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of
  period                                     $0.64    $1.13    $1.02    $0.96    $0.89    $0.85    $0.66    $0.88    $1.16    $1.31
Accumulation unit value at end of period     $0.77    $0.64    $1.13    $1.02    $0.96    $0.89    $0.85    $0.66    $0.88    $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)            14,514   19,004   26,499   33,759   37,608   41,803   44,130   48,704   55,044   46,419
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/15/1999)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at beginning of
  period                                     $1.07    $2.05    $1.86    $1.62    $1.49    $1.30    $0.97    $1.25    $1.37    $1.26
Accumulation unit value at end of period     $1.52    $1.07    $2.05    $1.86    $1.62    $1.49    $1.30    $0.97    $1.25    $1.37
Number of accumulation units outstanding
  at end of period (000 omitted)             6,328    8,402   11,661   14,226   16,359   19,515   20,889   23,015   25,531   19,878
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of
  period                                     $0.80    $1.13    $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $1.01    $0.80    $1.13    $1.02       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,414    5,240    3,964   15,226       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of
  period                                     $0.92    $1.57    $1.38    $1.09    $1.00       --       --       --       --       --
Accumulation unit value at end of period     $1.23    $0.92    $1.57    $1.38    $1.09       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            76,801   53,711   23,729    1,198      107       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.40    $0.72    $0.59    $0.53    $0.48    $0.40    $0.30    $0.42    $0.70    $1.00
Accumulation unit value at end of period     $0.57    $0.40    $0.72    $0.59    $0.53    $0.48    $0.40    $0.30    $0.42    $0.70
Number of accumulation units outstanding
  at end of period (000 omitted)            12,181   15,191   18,083   20,670   24,803   30,043   36,658   42,883   51,500   33,689
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.28    $0.51    $0.42    $0.40    $0.36    $0.36    $0.25    $0.42    $0.68    $1.00
Accumulation unit value at end of period     $0.44    $0.28    $0.51    $0.42    $0.40    $0.36    $0.36    $0.25    $0.42    $0.68
Number of accumulation units outstanding
  at end of period (000 omitted)            19,312   16,671   19,559   22,668   24,131   27,479   30,159   31,354   34,050   22,949
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.63    $1.06    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.85    $0.63    $1.06       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           168,562  128,192   72,177       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.80    $1.68    $1.33    $0.91    $0.70    $0.59    $0.45    $0.61    $0.80    $1.00
Accumulation unit value at end of period     $1.41    $0.80    $1.68    $1.33    $0.91    $0.70    $0.59    $0.45    $0.61    $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)            46,612   54,116   64,174   61,879   59,325   61,390   68,389   74,111   64,147   29,251
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67    $0.90    $1.00
Accumulation unit value at end of period     $0.66    $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67    $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)            44,235   44,360   58,819   73,300   84,506   78,223   74,564   62,663   51,051   21,973
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90    $0.96    $1.00
Accumulation unit value at end of period     $0.96    $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90    $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)            20,432   22,831   31,915   38,120   48,503   60,214   61,988   53,383   36,822   15,060
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89    $1.00       --
Accumulation unit value at end of period     $1.80    $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89       --
Number of accumulation units outstanding
  at end of period (000 omitted)            35,891   43,832   51,479   45,869   35,163   18,264   12,519    7,093    2,778       --
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.57    $1.07    $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.75    $0.57    $1.07    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            40,525   41,079   30,611   26,517       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $0.94    $1.59    $1.51    $1.30    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.30    $0.94    $1.59    $1.51    $1.30    $1.15       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            21,263   24,950   32,187   34,962   20,721    6,121       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of
  period                                     $1.06    $1.25    $1.15    $1.08    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.24    $1.06    $1.25    $1.15    $1.08    $1.07       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           350,910  395,298  360,480  226,000   94,657   11,924       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  59

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $0.85    $1.39    $1.42    $1.25    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.16    $0.85    $1.39    $1.42    $1.25    $1.15       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            15,634   18,861   23,107   22,606   12,037    4,085       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.93    $1.12    $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $1.12    $0.93    $1.12    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           127,629  131,661   82,318   76,067       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.58    $1.08    $1.05    $1.00    $0.90    $0.77    $0.58    $0.85    $1.29    $1.36
Accumulation unit value at end of period     $0.80    $0.58    $1.08    $1.05    $1.00    $0.90    $0.77    $0.58    $0.85    $1.29
Number of accumulation units outstanding
  at end of period (000 omitted)            15,529   20,077   26,405   34,609   42,680   51,579   63,075   73,930   87,722   68,407
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.92    $3.41    $3.32    $2.76    $2.50    $2.22    $1.50    $1.74    $1.35    $1.15
Accumulation unit value at end of period     $3.00    $1.92    $3.41    $3.32    $2.76    $2.50    $2.22    $1.50    $1.74    $1.35
Number of accumulation units outstanding
  at end of period (000 omitted)             9,775   11,919   16,534   20,055   22,867   27,132   27,838   27,063   23,583   11,880
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                     $0.71    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.87    $0.71       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,500    3,115       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                     $0.84    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.97    $0.84       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            12,467    7,436       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of
  period                                     $0.76    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.91    $0.76       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            26,565   15,034       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                     $0.73    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.89    $0.73       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            15,191    9,299       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                     $0.79    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period     $0.94    $0.79       --       --       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            16,602    8,524       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93    $1.05    $1.09
Accumulation unit value at end of period     $1.04    $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93    $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)            55,353   51,095   74,966   74,221   77,525   74,540   73,310   64,613   53,096   39,810
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09    $1.06    $1.01
Accumulation unit value at end of period     $1.19    $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09    $1.06
Number of accumulation units outstanding
  at end of period (000 omitted)           140,419  290,095  247,870  211,744  147,452  148,915  178,580  228,237  265,455  203,922
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009 were (0.98%)
and (0.98%), respectively.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13    $1.06    $1.01
Accumulation unit value at end of period     $1.45    $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13    $1.06
Number of accumulation units outstanding
  at end of period (000 omitted)           447,493  430,993  408,270  351,043  257,273  190,125  176,013  159,405  106,760   43,920
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02    $1.01    $1.03
Accumulation unit value at end of period     $1.42    $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02    $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)           307,581  329,220  363,274  383,460  278,737  181,318   99,776   67,958   41,299   14,227
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76    $0.93    $1.14
Accumulation unit value at end of period     $0.68    $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76    $0.93
Number of accumulation units outstanding
  at end of period (000 omitted)           147,939  180,807  242,876  290,744  144,230   94,730   45,599   34,956   26,779   22,159
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03    $1.02    $1.00
Accumulation unit value at end of period     $1.65    $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03    $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)           137,253  142,773  141,675  123,834  102,876   72,702   54,100   36,626   23,970   14,137
-----------------------------------------------------------------------------------------------------------------------------------



60  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning of
  period                                     $1.11    $1.12    $1.05    $1.05    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.18    $1.11    $1.12    $1.05    $1.05    $1.03       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           192,220  113,444   88,734   95,224   51,906    1,504       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94    $0.91    $1.01
Accumulation unit value at end of period     $1.54    $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94    $0.91
Number of accumulation units outstanding
  at end of period (000 omitted)           111,734  125,862  186,775  221,767  237,711  236,566  197,358  122,784   88,813   52,655
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning of
  period                                     $0.93    $1.16    $1.14    $1.06    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.31    $0.93    $1.16    $1.14    $1.06    $1.04       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           141,698   76,770   65,977   61,812   18,068      783       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning of
  period                                     $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99    $1.00       --
Accumulation unit value at end of period     $1.20    $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99       --
Number of accumulation units outstanding
  at end of period (000 omitted)            26,343   25,504   35,043   43,939   31,419   35,498   29,450   12,145    2,238       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
  period                                     $0.81    $1.48    $1.36    $1.19    $1.00       --       --       --       --       --
Accumulation unit value at end of period     $1.13    $0.81    $1.48    $1.36    $1.19       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            32,037   45,362   43,555   54,642    4,982       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79    $0.91    $1.00
Accumulation unit value at end of period     $0.80    $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79    $0.91
Number of accumulation units outstanding
  at end of period (000 omitted)            65,626   73,795   92,416  104,302  122,070  117,372   91,398   65,011   40,575   14,084
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13    $1.08    $1.00
Accumulation unit value at end of period     $1.30    $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13    $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)            88,306  108,778  104,637  108,222  121,249  130,386  135,202  116,147   56,966   24,654
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64    $0.94    $1.18
Accumulation unit value at end of period     $0.55    $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64    $0.94
Number of accumulation units outstanding
  at end of period (000 omitted)            90,930  116,110  186,447  216,237  212,229  135,373  147,485  118,986  130,764  106,410
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at beginning of
  period                                     $0.79    $1.32    $1.34    $1.13    $1.09    $1.00       --       --       --       --
Accumulation unit value at end of period     $0.99    $0.79    $1.32    $1.34    $1.13    $1.09       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,736    2,900    4,152    4,707    3,594    2,030       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07    $1.16    $1.12
Accumulation unit value at end of period     $1.39    $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07    $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)            15,189   18,734   28,329   38,372   46,718   51,057   39,709   29,341   24,346   16,349
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72    $0.74    $1.00
Accumulation unit value at end of period     $2.19    $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72    $0.74
Number of accumulation units outstanding
  at end of period (000 omitted)            47,289   61,879   50,491   51,867   44,244   16,315    6,501    3,888    1,542      693
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67    $0.95    $1.27
Accumulation unit value at end of period     $0.92    $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67    $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)            35,421   42,730   58,762   64,541   61,793   40,351   21,462   19,189   18,664   15,670
-----------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
  period                                     $0.68    $1.11    $1.08    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.88    $0.68    $1.11    $1.08       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           163,841   98,708   55,721   57,963       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
  period                                     $0.84    $1.34    $1.28    $1.12    $1.12    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.14    $0.84    $1.34    $1.28    $1.12    $1.12       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,165    3,807    5,203    5,724    5,777    2,540       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  61

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07    $1.00       --
Accumulation unit value at end of period     $1.63    $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07       --
Number of accumulation units outstanding
  at end of period (000 omitted)            81,111   85,345   79,474   69,587   72,463   57,581   44,918   28,099    6,314       --
-----------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/21/1999)
Accumulation unit value at beginning of
  period                                     $1.72    $3.08    $3.27    $2.85    $2.51    $2.12    $1.50    $1.69    $1.50    $1.08
Accumulation unit value at end of period     $2.48    $1.72    $3.08    $3.27    $2.85    $2.51    $2.12    $1.50    $1.69    $1.50
Number of accumulation units outstanding
  at end of period (000 omitted)            12,094   15,600   23,616   28,313   32,580   33,905   34,897   35,110   31,848   11,524
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $0.84    $1.32    $1.36    $1.18    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of period     $1.07    $0.84    $1.32    $1.36    $1.18    $1.15       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            95,224  120,656  113,380  130,395   96,755   18,714       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.61    $1.11    $1.22    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.86    $0.61    $1.11    $1.22       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            38,794   50,326   29,814   27,318       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.63    $1.20    $0.99    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period     $0.98    $0.63    $1.20    $0.99       --       --       --       --       --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            12,049   11,266    9,199   17,529       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84    $1.08    $1.51
Accumulation unit value at end of period     $2.06    $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84    $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)            80,522   88,899  108,613  122,718  114,381   79,981   56,466   42,309   30,297   21,844
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15    $1.05    $1.15
Accumulation unit value at end of period     $1.64    $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15    $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)           100,879  117,299  145,262  164,257  169,886  140,320  108,046   72,853   46,456   29,881
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (05/01/2001)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of
  period                                     $0.95    $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97    $1.00       --
Accumulation unit value at end of period     $1.08    $0.95    $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97       --
Number of accumulation units outstanding
  at end of period (000 omitted)            15,303   19,992   28,981   29,215   32,466   31,201   22,278   11,859    3,224       --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $0.79    $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90    $1.00       --
Accumulation unit value at end of period     $0.88    $0.79    $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90       --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,263    3,897    5,538    6,052    6,690    7,049    5,248    2,781    1,031       --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94    $1.00       --
Accumulation unit value at end of period     $1.16    $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94       --
Number of accumulation units outstanding
  at end of period (000 omitted)            20,853   19,000   23,653   17,655   14,334   16,103   13,800    7,655    2,230       --
-----------------------------------------------------------------------------------------------------------------------------------





62  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2009...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Financial Statements





               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  63

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 862-7919

    RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
       annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with Ameriprise Financial Services, Inc.


     (C) 2008-2010 RiverSource Life Insurance Company. All rights reserved.


S-6467 P (4/10)

PROSPECTUS


APRIL 30, 2010


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY

RIVERSOURCE

RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the RiverSource Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:



- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Evergreen Variable Annuity Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)


- Invesco Variable Insurance Funds

- Janus Aspen Series: Service Shares
- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares
- RiverSource Variable Series Trust (RVST)
- The Universal Institutional Funds, Inc.

- Van Kampen Life Investment Trust

- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses and surrender charges from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuities' features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS



KEY TERMS..............................................    3
THE CONTRACT IN BRIEF..................................    5
EXPENSE SUMMARY........................................    7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)............   15
FINANCIAL STATEMENTS...................................   15
THE VARIABLE ACCOUNT AND THE FUNDS.....................   15
THE FIXED ACCOUNT......................................   26
BUYING YOUR CONTRACT...................................   27
CHARGES................................................   29
VALUING YOUR INVESTMENT................................   34
MAKING THE MOST OF YOUR CONTRACT.......................   35
SURRENDERS.............................................   43
TSA -- SPECIAL PROVISIONS..............................   44
CHANGING OWNERSHIP.....................................   45
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT....   45
OPTIONAL BENEFITS......................................   47
THE ANNUITY PAYOUT PERIOD..............................   50
TAXES..................................................   52
VOTING RIGHTS..........................................   56
SUBSTITUTION OF INVESTMENTS............................   56
ABOUT THE SERVICE PROVIDERS............................   57
APPENDIX A: EXAMPLE -- SURRENDER CHARGES...............   60
APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS...............   61
APPENDIX C: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)..........................................   65
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION..................   91






 2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.


ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contracts owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM): This is an optional program in which you may elect to participate. Prior to May 10, 2010 the program required adding a rider for an additional charge. Beginning May 10, 2010, the rider is not required to select the PN program, and there is no additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  3

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code



- Roth IRAs under including inherited Roth IRAs Section 408A of the Code


- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the EEB, EEP, MAV and/or PN. Beginning May 10, 2010, the PN rider is not required to select the PN program. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.



 4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).


It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your
Investment - Purchase payment credits.") We will not deduct any other charges. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  5

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")


ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")


TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")



 6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*


         SEVEN-YEAR SCHEDULE                       TEN-YEAR SCHEDULE*
    NUMBER OF                                NUMBER OF
 COMPLETED YEARS                          COMPLETED YEARS
FROM DATE OF EACH    SURRENDER CHARGE    FROM DATE OF EACH    SURRENDER CHARGE
 PURCHASE PAYMENT       PERCENTAGE        PURCHASE PAYMENT       PERCENTAGE

        0                    7%                  0                    8%

        1                    7                   1                    8

        2                    7                   2                    8

        3                    6                   3                    7

        4                    5                   4                    7

        5                    4                   5                    6

        6                    2                   6                    5

        7                    0                   7                    4

                                                 8                    3

                                                 9                    2

                                                 10                   0



* The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary for all payments regardless of when payments are made.


SURRENDER CHARGE FOR RAVA SELECT AND TEXAS CONTRACTS ISSUED PRIOR TO 11/7/2002

(Contingent deferred sales load as a percentage of purchase payment surrendered)


     YEARS FROM        SURRENDER CHARGE
   CONTRACT DATE          PERCENTAGE

         1                     7%

         2                     7

         3                     7

         Thereafter            0


SURRENDER CHARGE FOR RAVA SELECT IN TEXAS CONTRACTS ISSUED ON OR AFTER 11/7/2002

(Contingent deferred sales load)


                                    SURRENDER CHARGE PERCENTAGE
                                    (AS A PERCENTAGE OF PURCHASE
                                       PAYMENTS SURRENDERED)
                                          IN CONTRACT YEAR
PAYMENTS MADE IN CONTRACT YEAR     1      2      3     THEREAFTER

               1                   8%     7%     6%         0%

               2                          8      7          0

               3                                 8          0

               Thereafter                                   0





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  7

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                                                         ASSUMED INVESTMENT RATE
                                                                       3.50%                5.00%

Qualified annuity discount rate                                        4.72%                6.22%

Nonqualified annuity discount rate                                     4.92%                6.42%


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE


                                                                                    $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)






MAV RIDER FEE                                                                                    0.25%*

EEB RIDER FEE                                                                                    0.30%

EEP RIDER FEE                                                                                    0.40%

PN RIDER FEE**                                                       MAXIMUM: 0.20%     CURRENT: 0.10%



   * For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.


  ** Beginning May 10, 2010, the rider is not required to select the PN program and this fee will no longer apply. For contract holders who currently participate in the PN program, beginning May 10, 2010, the PN rider fee will be $0.


ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:                                      RAVA ADVANTAGE     RAVA SELECT

For nonqualified annuities                                                0.95%            1.20%

For qualified annuities                                                   0.75%            1.00%





 8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2009, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                2.05%



 (a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                              ACQUIRED FUND
                                                 MANAGEMENT  12B-1    OTHER      FEES AND    GROSS TOTAL ANNUAL
                                                    FEES      FEES  EXPENSES    EXPENSES**        EXPENSES

AllianceBernstein VPS Global Thematic Growth        0.75%     0.25%   0.25%          --%            1.25%
Portfolio (Class B)
(previously AllianceBernstein VPS Global
Technology Portfolio (Class B))


AllianceBernstein VPS Growth and Income             0.55      0.25    0.08           --             0.88
Portfolio (Class B)

AllianceBernstein VPS International Value           0.75      0.25    0.08           --             1.08
Portfolio (Class B)

American Century VP International, Class II         1.26      0.25    0.01         0.01             1.53

American Century VP Mid Cap Value, Class II         0.90      0.25    0.01           --             1.16

American Century VP Ultra(R), Class II              0.90      0.25    0.01           --             1.16

American Century VP Value, Class II                 0.87      0.25      --           --             1.12

Calvert Variable Series, Inc. VP SRI Social         0.70        --    0.21           --             0.91
Balanced Portfolio

Columbia Marsico Growth Fund, Variable Series,      0.91        --    0.02           --             0.93(1)
Class A

Columbia Marsico International Opportunities        1.02      0.25    0.17           --             1.44(1)
Fund, Variable Series, Class B

Credit Suisse Trust - Commodity Return              0.50      0.25    0.45           --             1.20(2)
Strategy Portfolio

Eaton Vance VT Floating-Rate Income Fund            0.57      0.25    0.33           --             1.15

Evergreen VA Fundamental Large Cap                  0.63      0.25    0.22           --             1.10
Fund - Class 2

Evergreen VA International Equity Fund - Class      0.43      0.25    0.22           --             0.90
2

Fidelity(R) VIP Contrafund(R) Portfolio             0.56      0.25    0.11           --             0.92
Service Class 2

Fidelity(R) VIP Growth & Income Portfolio           0.46      0.25    0.14           --             0.85
Service Class 2

Fidelity(R) VIP Mid Cap Portfolio Service           0.56      0.25    0.12           --             0.93
Class 2

Fidelity(R) VIP Overseas Portfolio Service          0.71      0.25    0.16           --             1.12
Class 2

FTVIPT Franklin Global Real Estate Securities       0.80      0.25    0.31           --             1.36(3)
Fund - Class 2

FTVIPT Franklin Small Cap Value Securities          0.52      0.25    0.18         0.03             0.98(4)
Fund - Class 2

FTVIPT Mutual Shares Securities Fund - Class 2      0.60      0.25    0.18           --             1.03

Goldman Sachs VIT Mid Cap Value                     0.80        --    0.06           --             0.86
Fund - Institutional Shares

Goldman Sachs VIT Structured U.S. Equity            0.64        --    0.08           --             0.72(5)
Fund - Institutional Shares

Invesco V.I. Capital Appreciation Fund, Series      0.62      0.25    0.29         0.01             1.17
II Shares
(previously AIM V.I. Capital Appreciation
Fund, Series II Shares)





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                              ACQUIRED FUND
                                                 MANAGEMENT  12B-1    OTHER      FEES AND    GROSS TOTAL ANNUAL
                                                    FEES      FEES  EXPENSES    EXPENSES**        EXPENSES

Invesco V.I. Capital Development Fund, Series       0.75%     0.25%   0.36%        0.01%            1.37%((6))
II Shares
(previously AIM V.I. Capital Development Fund,
Series II Shares)


Invesco V.I. Dynamics Fund, Series I Shares         0.75        --    0.58         0.01             1.34(7)
(previously AIM V.I. Dynamics Fund, Series I
Shares)


Invesco V.I. Financial Services Fund, Series I      0.75        --    0.53         0.01             1.29
Shares
(previously AIM V.I. Financial Services Fund,
Series I Shares)


Invesco V.I. Global Health Care Fund, Series        0.75      0.25    0.39         0.01             1.40
II Shares
(previously AIM V.I. Global Health Care Fund,
Series II Shares)


Invesco V.I. International Growth Fund, Series      0.71      0.25    0.33         0.02             1.31
II Shares
(previously AIM V.I. International Growth
Fund, Series II Shares)


Invesco V.I. Technology Fund, Series I Shares       0.75        --    0.44         0.01             1.20
(previously AIM V.I. Technology Fund, Series I
Shares)


Janus Aspen Series Global Technology                0.64      0.25    0.33           --             1.22
Portfolio: Service Shares

Janus Aspen Series Janus Portfolio: Service         0.64      0.25    0.03           --             0.92
Shares

Janus Aspen Series Overseas Portfolio: Service      0.64      0.25    0.06           --             0.95
Shares

MFS(R) Investors Growth Stock Series - Service      0.75      0.25    0.11           --             1.11
Class

MFS(R) New Discovery Series - Service Class         0.90      0.25    0.13           --             1.28

MFS(R) Utilities Series - Service Class             0.73      0.25    0.09           --             1.07

Neuberger Berman Advisers Management Trust          1.15      0.25    0.26         0.01             1.67(8)
International Portfolio (Class S)

Oppenheimer Global Securities Fund/VA, Service      0.64      0.25    0.11           --             1.00
Shares

Oppenheimer Global Strategic Income Fund/VA,        0.55      0.25    0.10         0.03             0.93(9)
Service Shares
(previously Oppenheimer Strategic Bond
Fund/VA, Service Shares)


Oppenheimer Main Street Small Cap Fund/VA,          0.71      0.25    0.19           --             1.15(10)
Service Shares

PIMCO VIT All Asset Portfolio, Advisor Share        0.43      0.25      --         0.69             1.37
Class

Putnam VT Global Health Care Fund - Class IB        0.63      0.25    0.19         0.01             1.08(11)
Shares

Putnam VT International Equity Fund - Class IB      0.70      0.25    0.20           --             1.15(12)
Shares

Putnam VT Vista Fund - Class IB Shares              0.59      0.25    0.20         0.01             1.05(11)

RVST Disciplined Asset Allocation                     --      0.25    0.32         0.69             1.26(13)
Portfolios - Aggressive

RVST Disciplined Asset Allocation                     --      0.25    0.21         0.63             1.09(13)
Portfolios - Conservative

RVST Disciplined Asset Allocation                     --      0.25    0.14         0.66             1.05(13)
Portfolios - Moderate

RVST Disciplined Asset Allocation                     --      0.25    0.17         0.67             1.09(13)
Portfolios - Moderately Aggressive

RVST Disciplined Asset Allocation                     --      0.25    0.19         0.64             1.08(13)
Portfolios - Moderately Conservative

RVST RiverSource Variable Portfolio - Balanced      0.46      0.13    0.14           --             0.73
Fund (Class 3)

RVST RiverSource Variable Portfolio - Cash          0.33      0.13    0.18           --             0.64
Management Fund (Class 3)

RVST RiverSource Variable                           0.44      0.13    0.14           --             0.71
Portfolio - Diversified Bond Fund (Class 3)

RVST RiverSource Variable                           0.50      0.13    0.13           --             0.76
Portfolio - Diversified Equity Income Fund
(Class 3)

RVST RiverSource Variable Portfolio - Dynamic       0.44      0.13    0.14         0.01             0.72
Equity Fund (Class 3)

RVST RiverSource Variable Portfolio - Global        0.66      0.13    0.18           --             0.97(14)
Bond Fund (Class 3)

RVST RiverSource Variable Portfolio - Global        0.43      0.13    0.15           --             0.71(14)
Inflation Protected Securities Fund (Class 3)


RVST RiverSource Variable Portfolio - High          0.59      0.13    0.14           --             0.86
Yield Bond Fund (Class 3)

RVST RiverSource Variable Portfolio - Income        0.60      0.13    0.15           --             0.88
Opportunities Fund (Class 3)

RVST RiverSource Variable Portfolio - Mid Cap       0.80      0.13    0.14           --             1.07(14)
Growth Fund (Class 3)




 10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                              ACQUIRED FUND
                                                 MANAGEMENT  12B-1    OTHER      FEES AND    GROSS TOTAL ANNUAL
                                                    FEES      FEES  EXPENSES    EXPENSES**        EXPENSES

RVST RiverSource Variable Portfolio - Mid Cap       0.58%     0.13%   0.14%          --%            0.85%
Value Fund (Class 3)

RVST RiverSource Variable Portfolio - S&P 500       0.22      0.13    0.15           --             0.50(14)
Index Fund (Class 3)

RVST RiverSource Variable Portfolio - Short         0.48      0.13    0.15           --             0.76
Duration U.S. Government Fund (Class 3)


RVST Seligman Variable Portfolio - Growth Fund      0.52      0.13    0.15           --             0.80
(Class 3)

RVST Seligman Variable Portfolio - Larger-Cap       0.61      0.13    0.50           --             1.24(14)
Value Fund (Class 3)

RVST Seligman Variable Portfolio - Smaller-Cap      0.80      0.13    0.16           --             1.09(14)
Value Fund (Class 3)

RVST Threadneedle Variable                          1.08      0.13    0.21           --             1.42(14)
Portfolio - Emerging Markets Fund (Class 3)

RVST Threadneedle Variable                          0.85      0.13    0.18           --             1.16
Portfolio - International Opportunity Fund
(Class 3)

RVST Variable Portfolio - Davis New York            0.68      0.13    0.13           --             0.94(14)
Venture Fund (Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Fundamental Value Fund)


RVST Variable Portfolio - Goldman Sachs Mid         0.81      0.13    0.62           --             1.56(14)
Cap Value Fund (Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Select Value Fund)


RVST Variable Portfolio - Partners Small Cap        0.99      0.13    0.15         0.02             1.29(14)
Value Fund (Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Small Cap Value Fund)


RVST Variable Portfolio - Aggressive Portfolio        --      0.25    0.04         0.77             1.06(15)
(Class 2)

RVST Variable Portfolio - Aggressive Portfolio        --      0.25    0.04         0.77             1.06(15),(16)
(Class 4)

RVST Variable Portfolio - Conservative                --      0.25    0.04         0.62             0.91(15)
Portfolio (Class 2)

RVST Variable Portfolio - Conservative                --      0.25    0.04         0.62             0.91(15),(16)
Portfolio (Class 4)

RVST Variable Portfolio - Moderate Portfolio          --      0.25    0.04         0.70             0.99(15)
(Class 2)

RVST Variable Portfolio - Moderate Portfolio          --      0.25    0.04         0.70             0.99(15),(16)
(Class 4)

RVST Variable Portfolio - Moderately                  --      0.25    0.04         0.74             1.03(15)
Aggressive Portfolio (Class 2)

RVST Variable Portfolio - Moderately                  --      0.25    0.04         0.74             1.03(15),(16)
Aggressive Portfolio (Class 4)

RVST Variable Portfolio - Moderately                  --      0.25    0.04         0.66             0.95(15)
Conservative Portfolio (Class 2)

RVST Variable Portfolio - Moderately                  --      0.25    0.04         0.66             0.95(15),(16)
Conservative Portfolio (Class 4)

Van Kampen Life Investment Trust Comstock           0.56      0.25    0.06           --             0.87
Portfolio, Class II Shares

Van Kampen's UIF Global Real Estate Portfolio,      0.85      0.35    0.36         0.01             1.57
Class II Shares

Van Kampen's UIF Mid Cap Growth Portfolio,          0.75      0.35    0.31         0.01             1.42
Class II Shares

Wanger International                                0.85        --    0.20           --             1.05

Wanger USA                                          0.86        --    0.12           --             0.98

Wells Fargo Advantage VT Index Asset                0.55      0.25    0.27           --             1.07(17)
Allocation Fund
(previously Wells Fargo Advantage VT Asset
Allocation Fund)


Wells Fargo Advantage VT International Core         0.75      0.25    1.04         0.01             2.05(17)
Fund

Wells Fargo Advantage VT Opportunity Fund           0.75      0.25    0.32         0.02             1.34(17)

Wells Fargo Advantage VT Small Cap Growth Fund      0.75      0.25    0.26         0.01             1.27(17)




   * The Funds provided the information on their expenses and we have not independently verified the information.



  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).



 (1) The Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.05% for Columbia Marsico Growth Fund, Variable Series, Class A and 1.20% for Columbia Marsico International Opportunities Fund, Variable Series, Class B, of the Fund's average daily net assets on an annualized basis. These arrangements may be modified or terminated by the Advisor at any time.



 (2) Credit Suisse fee waivers and expense reimbursements are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  11

 (3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.15%.



 (4) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.96%.



 (5) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. Prior to July 1, 2009, this fee as a percentage of average daily net assets was 0.044% of the Fund. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.



 (6) The Advisor has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. After fee waivers and expense reimbursements net expenses would be 1.36%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.



 (7) The Advisor has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual operating expenses (subject to certain exclusions) to 1.30% of average daily net assets. After fee waivers and expense reimbursements net expenses would be 1.31%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.



 (8) Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2013, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses for an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.52%.



 (9) The Manager will voluntarily waive and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC.



(10) The Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that the expenses, as percentages of daily net assets will not exceed the annual rate of 1.05%. This voluntary undertaking may be amended or withdrawn at any time.



(11) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.



(12) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010 and changes in the fund's investor servicing contract.



(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.



(14) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 0.97% for RVST RiverSource Variable Portfolio - Global Bond Fund (Class 3), 0.76% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Class 3), 1.08% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3), 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3), 1.05% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3), 1.15% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 3), 1.53% for RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3), 0.99% for RVST Variable Portfolio - Davis New York Venture Fund (Class 3), 1.20% for RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class
     3) and 1.20% for RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3).



(15) Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 and Class 4 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for each of the Class 2 and Class 4 shares of the Fund's.



(16) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for RVST Variable
     Portfolio - Aggressive Portfolio (Class 4), 0.86% for RVST Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for RVST Variable Portfolio - Moderate Portfolio (Class 4), 0.98% RVST Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for RVST Variable Portfolio - Moderately Conservative Portfolio (Class 4).



(17) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The adviser has contractually agreed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed: 1.00% for Wells Fargo Advantage VT Index Asset Allocation Fund, 1.01% for Wells Fargo Advantage VT International Core Fund, 1.09% for Wells Fargo Advantage VT Opportunity Fund and 1.21% for Wells Fargo Advantage VT Small Cap Growth Fund. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.







 12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV, EEP and PN**. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                 IF YOU DO NOT SURRENDER YOUR
                                           IF YOU SURRENDER YOUR CONTRACT AT     CONTRACT OR IF YOU SELECT AN
                                            THE END OF THE APPLICABLE TIME     ANNUITY PAYOUT PLAN AT THE END OF
                                                        PERIOD:                   THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                      1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS

RAVA ADVANTAGE

With a ten-year surrender charge
schedule                                  $1,224   $2,081   $2,851   $4,580    $424    $1,281   $2,151   $4,380

RAVA ADVANTAGE

With a seven-year surrender charge
schedule                                   1,124    1,981    2,651    4,380     424     1,281    2,151    4,380

RAVA SELECT                                1,150    2,055    2,269    4,593     450     1,355    2,269    4,593

RAVA SELECT - TEXAS                        1,250    1,955    2,269    4,593     450     1,355    2,269    4,593


                                                                                 IF YOU DO NOT SURRENDER YOUR
                                           IF YOU SURRENDER YOUR CONTRACT AT     CONTRACT OR IF YOU SELECT AN
                                            THE END OF THE APPLICABLE TIME     ANNUITY PAYOUT PLAN AT THE END OF
                                                        PERIOD:                   THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                         1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge
schedule                                  $1,204   $2,022   $2,755   $4,405    $404    $1,222   $2,055   $4,205
RAVA ADVANTAGE
With a seven-year surrender charge
schedule                                   1,104    1,922    2,555    4,205     404     1,222    2,055    4,205
RAVA SELECT                                1,129    1,996    2,175    4,423     429     1,296    2,175    4,423
RAVA SELECT - TEXAS                        1,229    1,896    2,175    4,423     429     1,296    2,175    4,423



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                 IF YOU DO NOT SURRENDER YOUR
                                           IF YOU SURRENDER YOUR CONTRACT AT     CONTRACT OR IF YOU SELECT AN
                                            THE END OF THE APPLICABLE TIME     ANNUITY PAYOUT PLAN AT THE END OF
                                                        PERIOD:                   THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                      1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS

RAVA ADVANTAGE

With a ten-year surrender charge
schedule                                  $  979   $1,350   $1,643   $2,223    $179     $550    $  943   $2,023

RAVA ADVANTAGE

With a seven-year surrender charge
schedule                                     879    1,250    1,443    2,023     179      550       943    2,023

RAVA SELECT                                  904    1,328    1,074    2,296     204      628     1,074    2,296

RAVA SELECT - TEXAS                        1,004    1,228    1,074    2,296     204      628     1,074    2,296






RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  13

                                                                                 IF YOU DO NOT SURRENDER YOUR
                                           IF YOU SURRENDER YOUR CONTRACT AT     CONTRACT OR IF YOU SELECT AN
                                            THE END OF THE APPLICABLE TIME     ANNUITY PAYOUT PLAN AT THE END OF
                                                        PERIOD:                   THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                         1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS

RAVA ADVANTAGE

With a ten-year surrender charge
schedule                                   $958    $1,288   $1,536   $1,999    $158     $488     $836    $1,799

RAVA ADVANTAGE

With a seven-year surrender charge
schedule                                    858     1,188    1,336    1,799     158      488      836     1,799

RAVA SELECT                                 884     1,266      969    2,078     184      566      969     2,078

RAVA SELECT - TEXAS                         984     1,166      969    2,078     184      566      969     2,078




*     In these examples, the contract administrative charge is $30.


** Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for the optional rider is reflected rather than the fee that is currently being charged.



 14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in Appendix C.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI.



The SAI does not include audited financial statements for divisions that are new and did not have any activity as of the financial statement date.


THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  15
  establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Variable Portfolio Partners Fund, Variable Portfolio funds of funds and Disciplined Asset Allocation Portfolio funds. In addition, on Sept. 29, 2009, Ameriprise Financial, Inc. entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the second quarter of 2010. Certain separate accounts invest in funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.


Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.



 16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  17

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:




----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Thematic Growth
Portfolio (Class
B) (previously
AllianceBernstein
VPS Global
Technology
Portfolio (Class
B))
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc. VP    actively managed portfolio of stocks, bonds  Company, Inc., adviser.
SRI Social         and money market instruments which offer     New Amsterdam Partners,
Balanced           income and capital growth opportunity and    LLP, subadviser on
Portfolio          which satisfy Portfolio's investment and     equity portion; no
                   social criteria.                             subadviser on fixed-
                                                                income portion.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
Growth Fund,                                                    Investment Advisers,
Variable Series,                                                LLC, adviser; Marsico
Class A                                                         Capital Management, LLC,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
International                                                   Investment Advisers,
Opportunities                                                   LLC, adviser; Marsico
Fund, Variable                                                  Capital Management, LLC,
Series, Class B                                                 sub-adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks capital growth with the potential for  Evergreen Investment
Fundamental Large  current income.                              Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------

Evergreen VA       Seeks long-term capital growth and           Evergreen Investment
International      secondarily, modest income.                  Management Company, LLC
Equity
Fund - Class 2

----------------------------------------------------------------------------------------




 18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            FMR, investment manager;
Growth & Income    combination of current income and capital    FMR U.K., FMR Far East,
Portfolio Service  appreciation. Normally invests a majority    sub-advisers.
Class 2            of assets in common stocks with a focus on
                   those that pay current dividends and show
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class 2    Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class 2            countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund -
Institutional
Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund -
Institutional
Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks growth of capital.                     Invesco Advisers, Inc.
Capital
Appreciation
Fund, Series II
Shares
(previously AIM
V.I. Capital
Appreciation
Fund, Series II
Shares)

----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  19

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Development Fund,
Series II Shares
(previously AIM
V.I. Capital
Development Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term capital growth.              Invesco Advisers, Inc.
Dynamics Fund,
Series I Shares
(previously AIM
V.I. Dynamics
Fund, Series I
Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Financial
Services Fund,
Series I Shares
(previously AIM
V.I. Financial
Services Fund,
Series I Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Global Health
Care Fund, Series
II Shares
(previously AIM
V.I. Global
Health Care Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
(previously AIM
V.I.
International
Growth Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Technology Fund,
Series I Shares
(previously AIM
V.I. Technology
Fund, Series I
Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class

----------------------------------------------------------------------------------------




 20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management LLC
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Global Strategic   principally derived from interest on debt
Income Fund/VA,    securities.
Service Shares
(previously
Oppenheimer
Strategic Bond
Fund/VA, Service
Shares)
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC
Equity
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios -       risk. This is a "fund of funds" and seeks
Aggressive         to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios -       risk. This is a "fund of funds" and seeks
Conservative       to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.

----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  21

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios -       This is a "fund of funds" and seeks to
Moderate           achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios -       of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios -       level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio -        current income.
Balanced Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio -        investment for the longest period of time.
Diversified Bond
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio -
Diversified
Equity Income
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio -
Dynamic Equity
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio -        capital.
Global Bond Fund
(Class 3)

----------------------------------------------------------------------------------------




 22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio -        over the long-term.
Global Inflation
Protected
Securities Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio -
Income
Opportunities
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio -
Growth Fund (Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio -
Larger-Cap
Value Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio -                                                     Capital Management LLC,
Smaller-Cap                                                     sub-adviser.
Value Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio -                                                     Threadneedle
Emerging Markets                                                International Limited,
Fund (Class 3)                                                  an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio -                                                     Threadneedle
International                                                   International Limited,
Opportunity Fund                                                an indirect wholly-owned
(Class 3)                                                       subsidiary of Ameriprise
                                                                Financial, sub-adviser.

----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  23

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Davis                                               LLC, adviser; Davis
New York Venture                                                Selected Advisers, L.P.,
Fund (Class 3)                                                  subadviser.
(previously RVST
RiverSource
Partners Variable
Portfolio -
Fundamental Value
Fund)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term growth of capital.           RiverSource Investments,
Portfolio -                                                     LLC, adviser; Systematic
Goldman Sachs Mid                                               Financial Management,
Cap Value Fund                                                  L.P. and WEDGE Capital
(Class 3)                                                       Management L.L.P., sub-
(previously RVST                                                advisers.
RiverSource
Partners Variable
Portfolio -
Select Value Fund)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital appreciation.        RiverSource Investments,
Portfolio -                                                     LLC, adviser; Barrow,
Partners Small                                                  Hanley, Mewhinney &
Cap Value Fund                                                  Strauss, Inc., Denver
(Class 3)                                                       Investment Advisors LLC,
(previously RVST                                                Donald Smith & Co.,
RiverSource                                                     Inc., River Road Asset
Partners Variable                                               Management, LLC and
Portfolio - Small                                               Turner Investment
Cap Value Fund)                                                 Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with an aggressive level of       LLC
Aggressive         risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with an aggressive level of       LLC
Aggressive         risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a conservative level of      LLC
Conservative       risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a conservative level of      LLC
Conservative       risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.

----------------------------------------------------------------------------------------




 24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a moderate level of risk.    LLC
Moderate Portfolio This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a moderate level of risk.    LLC
Moderate Portfolio This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a moderately aggressive      LLC
Moderately         level of risk. This is a "fund of funds"
Aggressive         and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a moderately aggressive      LLC
Moderately         level of risk. This is a "fund of funds"
Aggressive         and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a moderately conservative    LLC
Moderately         level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a moderately conservative    LLC
Moderately         level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.

----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  25

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Van Kampen's UIF   Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen's UIF   Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Index Asset                                                     adviser; Wells Capital
Allocation Fund                                                 Management Incorporated,
(previously Wells                                               sub-adviser.
Fargo Advantage
VT Asset
Allocation Fund)
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
International                                                   adviser; Wells Capital
Core Fund                                                       Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------



THE FIXED ACCOUNT


You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally


 26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of percent increments. For contracts issued on or after July 1, 2003, we reserve the right to limit the amount of any purchase payment allocated to the fixed account to 30% of the purchase payment although currently we allow more than 30% of a purchase payment to be so allocated to the fixed account.

We applied your initial purchase payment and purchase payment credits to the fixed account and subaccounts you selected within two business days after we received it at our corporate office.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE



Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only the annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.



Generally, the settlement date must be no later than the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.



Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts, using the contract's default option of Annuity Payout Plan B -- life annuity with 10 years certain will begin on the settlement date and your monthly annuity payments will continue for as long as you live. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.



If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.


BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their complete claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's complete claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  27

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
  $23.08 biweekly, or
  $50 per month


                                                                     RAVA ADVANTAGE     RAVA SELECT

If paying by any other method:

  initial payment for qualified annuities                                $1,000           $ 2,000

  initial payment for nonqualified annuities                              2,000            10,000

  for any additional payments                                                50                50


* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in Illinois and New Jersey.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:


                                                                     RAVA ADVANTAGE     RAVA SELECT

  through age 85                                                         100,000          100,000

  for ages 86 to 90                                                       50,000           50,000


  ** These annual contribution limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


We will consider your contract void from the start if we do not receive initial purchase payment within 180 days of the application signed date. Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract. For RAVA Advantage, except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.


Subject to state law limitations, we reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS


 1  BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


 2  BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.


PURCHASE PAYMENT CREDITS
FOR RAVA ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract*; OR

  - if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.



 28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* AND your initial purchase payment to the contract is at least $100,000.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits.*

Surrender charges under RAVA Advantage may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Hospital or Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

Expenses under RAVA Select may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing this contract. We pay for the credits under RAVA Select primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON THE USE OF CONTRACTS
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  29

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:


                                                                     RAVA ADVANTAGE     RAVA SELECT

For nonqualified annuities                                                0.95%            1.20%

For qualified annuities                                                   0.75%            1.00%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.25%(2) of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

EEB RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.



 30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EEP RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.40% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select any one of the MAV, EEB or EEP riders. Or you may select the MAV and either the EEB or the EEP. However, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV, EEB and EEP riders are only available if you and the annuitant are age 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange.
(2) For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.

PN RIDER FEE

Before May 10, 2010, we deducted our annual charge of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. This fee will no longer apply beginning May 10, 2010.





SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary, and

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  31

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:


                                                               TEN-YEAR SCHEDULE*

                                                          NUMBER OF
                                                       COMPLETED YEARS
                SEVEN-YEAR SCHEDULE                       FROM DATE       SURRENDER CHARGE
NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE         OF EACH           PERCENTAGE
DATE OF EACH PURCHASE PAYMENT        PERCENTAGE       PURCHASE PAYMENT

               0                          7%                  0                   8%

               1                          7                   1                   8

               2                          7                   2                   8

               3                          6                   3                   7

               4                          5                   4                   7

               5                          4                   5                   6

               6                          2                   6                   5

               7                          0                   7                   4

                                                              8                   3

                                                              9                   2

                                                             10                   0



* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary regardless of when payments are made.


SURRENDER CHARGE UNDER RAVA SELECT (IN TEXAS RAVA SELECT CONTRACTS ISSUED PRIOR TO 11/7/2002):
For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:


            CONTRACT YEAR    SURRENDER CHARGE PERCENTAGE

                  1                       7%

                  2                       7

                  3                       7

              Thereafter                  0


SURRENDER CHARGE UNDER RAVA SELECT CONTRACTS ISSUED IN TEXAS ON OR AFTER 11/7/2002:
For purposes of calculating any surrender charge under RAVA Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:


                                                        SURRENDER CHARGE PERCENTAGE
                                             (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                              IN CONTRACT YEAR
PAYMENTS MADE IN CONTRACT YEAR             1              2              3             THEREAFTER

               1                           8%             7%             6%                 0%

               2                                          8              7                  0

               3                                                         8                  0

               Thereafter                                                                   0





 32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

For an example, see Appendix A.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


                                       ASSUMED INVESTMENT RATE
                                      3.50%              5.00%

Qualified annuity discount rate       4.72%              6.22%

Nonqualified annuity discount rate    4.92%              6.42%


WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- For RAVA Advantage, amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon;


- to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;


- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*; and

- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. Under RAVA Advantage, you must provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. Under RAVA Select, you must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for 90 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  33

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;


- minus any prorated portion of the MAV rider charge (if selected);



- minus any prorated portion of the EEB rider charge (if selected); and



- minus any prorated portion of the EEP rider charge (if selected).


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or charge for any optional riders with annual charges (if applicable).


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value. The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;


- a prorated portion of the MAV rider charge (if selected);



- a prorated portion of the EEB rider charge (if selected); and/or



- a prorated portion of the EEP rider charge (if selected).




 34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up automated transfer if the PN program is selected. The potential effect is to lower your average cost per unit.



HOW DOLLAR-COST AVERAGING WORKS

                                                                              ACCUMULATION      NUMBER
By investing an equal number of dollars                            AMOUNT         UNIT         OF UNITS
each month...                                            MONTH    INVESTED        VALUE       PURCHASED

                                                          Jan       $100           $20           5.00

                                                          Feb        100            18           5.56

you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low...                           May        100            16           6.25
                                                          Jun        100            18           5.56
                                                          Jul        100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high.                                     Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  35

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Program" below).


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)



THE FOLLOWING INFORMATION ABOUT THE PN PROGRAM APPLIES TO ALL CONTRACTS. FOR ADDITIONAL INFORMATION ABOUT THE PN PROGRAM FOR CONTRACTS PURCHASED BEFORE MAY 10, 2010, ALSO SEE BELOW "PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR CONTRACTS PURCHASED BEFORE MAY 10, 2010."



The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program investment option. The PN program investment options are currently five funds of funds, each of which has a particular investment objective and invests in underlying funds. The PN program also allows those who participated in the PN program and who exercised an "opt-out" right applicable through April 23, 2010 (to be in this group, you must have purchased your contract on or before April 23, 2010) to remain invested in a "static" PN program model portfolio (not subject to further updating or reallocation, as described under "Portfolio Navigator Program (PN program) for contracts purchased before May 10, 2010").



You may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge. You can elect to participate in the PN program at any time, and you may transfer all or part of your assets from a PN program investment option or transfer your contract assets so that they are not invested in accordance with a model portfolio at any time. If you transfer contract assets so that they are no longer invested in accordance with a PN program model portfolio or investment option, automated rebalancing associated with the model portfolio or investment option will end.



Each of the PN program fund of funds investment options has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. RiverSource Investments is the investment adviser of each of the PN program investment options, but does not serve as investment adviser under the PN program (regardless of whether you have selected a PN program investment option or remained in a model portfolio). Morningstar Associates, LLC serves as an independent consultant to RiverSource Investments to provide recommendations regarding portfolio construction and ongoing analysis of the PN program investment options, but does not provide any services in connection with the model portfolios. RiverSource Investments or an affiliate will serve as investment adviser for all of the underlying funds in which the investment options invest. However, some of the underlying funds will be managed on a day-to-day basis directly by RiverSource Investments and some will be managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of RiverSource Investments and the fund's board of trustees. The new funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach.



Below are the asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio --  Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio -- Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio --  Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio -- Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio --  Conservative Portfolio: 20% Equity / 80% Fixed Income



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of investment options and providing investment advisory services for the PN program investment options and certain of the funds underlying the investment options and model portfolios, RiverSource Investments is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because RiverSource Investments or one of its affiliates serves as the investment adviser to the underlying funds invested in the investment options and to certain underlying funds to which assets are allocated under the model portfolios, because we or an affiliate of ours may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program investment option, see the prospectus for such investment option. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for contracts purchased before May 10, 2010."



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which investment option is best for you or whether to remain in a model portfolio or investment option. Your financial advisor can



 36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



Currently, there are five PN program investment options, and five model portfolios, ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



You may request a change to your investment option (or a transfer from your model portfolio to an investment option) up to twice per contract year by written request on an authorized form or by another method agreed to by us. We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of investment options based on the amount of your initial purchase payment we accept or when you take a withdrawal;





- substitute a fund of funds for your model portfolio if permitted under applicable securities law; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.



RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investment in a PN program investment option or in accordance with a model portfolio, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a PN program investment option, see the prospectus for such investment option. For additional information about the risks of investing in accordance with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for contracts purchased before May 10, 2010" below.



PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR CONTRACTS PURCHASED BEFORE MAY 10, 2010


As of the Transfer Date (defined below), your contract assets invested in accordance with a model portfolio under the PN program will be transferred based on the recommendation of RiverSource Investments, LLC ("RiverSource Investments"), the investment adviser under the PN program, to a fund of funds investment option that corresponds to your model portfolio unless you informed us on or before April 23, 2010 that you did not want your assets so transferred (unless you "opt out"). The actual date of transfer to the fund of funds or the date upon which your opt out becomes effective (the "Transfer Date") will occur no earlier than May 7, 2010 and no later than June 30, 2010, and will depend on the contract you own and the month that you purchased your contract. If you opt out of the transfer, you will remain invested in accordance with the asset allocation currently specified for your model portfolio and you will not receive any further reallocation recommendations from RiverSource Investments (although your assets will be rebalanced back to the current allocation quarterly). As of the Transfer Date, RiverSource Investments will no longer review the model portfolios or make changes to them as part of the PN program, and the investment advisory agreement you have previously entered into with RiverSource Investments will terminate.



If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any future updates to the model portfolio or reallocation recommendations.



RiverSource Investments and its affiliates have committed to a two-year cap on PN program investment option expenses for contract owners who purchased a contract before May 10, 2010, as set forth in disclosure previously sent to such contract owners. Specifically, expense waivers and reimbursements will be applied to the PN program investment options and to the underlying funds so that total fees and expenses paid by investors in the PN program investment options will approximate the total fees and expenses of the underlying funds borne by participants in the corresponding PN program model portfolio, based on 2009 fiscal year end expenses. After two years these expense caps will no longer be in place and total expenses will likely be higher.




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  37

SERVICE PROVIDERS IN CONNECTION WITH THE PN PROGRAM MODEL PORTFOLIOS. RiverSource Investments, an affiliate of ours, has served as non-discretionary investment adviser for PN program model portfolio participants solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments has entered into an investment advisory agreement with each contract owner participating in the PN program prior to the program changes described in this prospectus. In its role as investment adviser to the PN program, RiverSource Investments relied upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviewed the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducted periodic due diligence and provided ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investments' Form ADV, the SEC investment adviser registration form. The Disclosure Document was delivered to contract owners enrolled in the PN program prior to May 10, 2010 at or before the time they enrolled.



The PN program model portfolios were designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provided or provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.



We identified to Morningstar Associates the universe of allocation options that could be included in the model portfolios (the universe of allocation options). Once we identified this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictated to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICTS OF INTEREST. Although RiverSource Investment will no longer maintain the model portfolios on an ongoing basis, the asset allocations in the current model portfolios may have been affected by the following conflicts of interest.



In identifying the universe of allocation options for a model portfolio, we and our affiliates, including RiverSource Investments, were subject to competing interests that may have influenced the allocation options we proposed. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to certain underlying funds in the model portfolios as well as compensation we or an affiliate of ours may receive for providing services in connection with such underlying funds or their corresponding sub-accounts. These competing interests also involve compensation we or an affiliate of ours receive if certain funds that RiverSource Investments does not advise were included as underlying funds in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, we had an incentive to identify the RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, have recommended certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may have included a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may have believed that certain RiverSource Variable Series Trust funds would have benefited from additional assets or could have been harmed by redemptions. All of these factors may have impacted RiverSource Investments' view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may have influenced the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



We, RiverSource Investments, or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have had an incentive to identify these



 38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have had an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have had an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



MODEL PORTFOLIO RISKS. Asset allocation through a PN program model portfolio does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.



By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



In the future, the model portfolios will not be updated periodically, and the investments and investment styles and policies of the current allocation options may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs. Furthermore, the absence of periodic updating means that existing allocation options will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.



Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while the PN program is in effect.


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

Subject to state regulatory requirements, we may suspend or modify transfer privileges at any time.

For more information on transfers after annuity payments begin, see "Transfer Policies" below.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  39

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary. For contracts issued on or after July 1, 2003, currently you may transfer any amount of contract value to the fixed account. However, we reserve the right to limit the amount transferred to the fixed account so that the value of the fixed account after the transfer is not greater than 30% of the contract value.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). For contracts issued on or after July 1, 2003, the transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.



 40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under any automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  41

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- If the PN program is in effect, you are not allowed to set up an automated transfer.


MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)




 42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

 3 BY TELEPHONE


Call:
(800) 862-7919


TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  43

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;


  - distribution is due to plan termination; or



  - you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.



 44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits.") In addition, the terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, the MAV will be set equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.

                                   PS X DB
                                  --------
ADJUSTED PARTIAL SURRENDERS   =
                                     CV



     PS = the amount by which the contract value is reduced as a result of the partial surrender.

     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  45

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.


We calculate the death benefit as follows:
      The contract value on the most recent sixth contract anniversary:                 $30,000.00
      plus purchase payments made since that anniversary:                                    +0.00
      minus adjusted partial surrenders taken since that anniversary calculated as:
      $1,500 x $30,000
      ----------------                                                                   -1,607.14

           $28,000
                                                                                        ----------

      for a death benefit of:                                                           $28,392.86




IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, give us written instructions to continue the contract as owner.


If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


  If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


  Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.



 46  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option.

OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  47
force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.

If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP.

The EEB provides that if you die or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS
- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

  - MINUS the greater of:

     - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

  - the greater of:

     - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or



 48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

     - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB
- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you or the annuitant is age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEP is appropriate for your situation.

If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB.

The EEP provides that if you die or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  49

PLUS
- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:


                   PERCENTAGE IF YOU AND THE ANNUITANT ARE     PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR     UNDER AGE 70 ON THE RIDER EFFECTIVE DATE    70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                           0%                                          0%

Three and Four                       10%                                       3.75%

Five or more                         20%                                        7.5%


Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable PLUS


                 IF YOU AND THE ANNUITANT ARE UNDER
CONTRACT YEAR    AGE 70 ON THE RIDER EFFECTIVE DATE, ADD . . .
1                Zero

2                40% x earnings at death (see above)

3 & 4            40% x (earnings at death + 25% of exchange purchase payment*)

5+               40% x (earnings at death + 50% of exchange purchase payment*)

                 IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR    OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .
1                Zero

2                15% x earnings at death

3 & 4            15% x (earnings at death + 25% of exchange purchase payment*)

5+               15% x (earnings at death + 50% of exchange purchase payment*)


* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP
- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV death benefit amount, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."



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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;


- the annuitant's age and, in most cases, the annuitant's sex;


- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.



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- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy of the annuitant or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.


NONQUALIFIED ANNUITIES

Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout



 52  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If you Die Before the Settlement Date").


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contracts, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
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insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special RMD rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



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If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-  the payout is a RMD as defined under the Code;


-  the payout is made on account of an eligible hardship;



-  the payout is a corrective distribution; or



-  if the distribution is made from an inherited IRA.




State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

-  to pay certain medical or education expenses (IRAs only).


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").


ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.



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We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and



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

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  57

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



 58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

                                   APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS AND TO PROVIDE CONDENSED FINANCIAL HISTORY DISCLOSURE REGARDING THE SUBACCOUNTS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX B INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF THESE PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO REQUIRED MINIMUM DISTRIBUTIONS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  59

APPENDIX A: EXAMPLE -- SURRENDER CHARGES

PARTIAL SURRENDER CHARGE CALCULATION EXAMPLE
Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

    AMOUNT REQUESTED              $1,000
-----------------------     OR    ------  =    $1,075.27
1.00 - SURRENDER CHARGE             .93


By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV, EEB or EEP charge.

SURRENDER CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid on the sixth contract anniversary;

  - $6,000 paid on the eighth contract anniversary; and

- The owner surrenders the contract for its total contract value of $26,500 and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.

SURRENDER CHARGE   EXPLANATION
      $  0         $2,500 is contract earnings surrendered without charge; and
         0         $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above). 10% of
                   $28,000 = $2,800 - $2,500 = $300
         0         $10,000 payment was received eight or more years before surrender and is surrendered without surrender charge; and
       480         $8,000 payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and
       420         $6,000 payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of purchase payment.
      ----
      $900





 60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

  WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

  Greatest of your contract anniversary contract values:                 $24,000
  plus purchase payments made since that anniversary:                         +0
  minus adjusted partial surrenders, calculated as:




      ($1,500 x $24,000)                                                  -1,636
         ------------      =                                        ------------
            $22,000

  for a death benefit of:                                          $      22,364


EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and both you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

  MAV death benefit amount (contract value):                             $110,000
  plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
  0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                         --------
  Total death benefit of:                                                $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

  MAV death benefit amount (maximum anniversary value):                  $110,000
  plus the EEB (40% of earnings at death):
  0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                         --------
  Total death benefit of:                                                $114,000





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  61

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

    MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                     ($50,000 x $110,000)
      $110,000   -       ------------       =                              $57,619
                           $105,000



    plus the EEB (40% of earnings at death):
    0.40 x ($57,619 - $55,000) =                                            +1,048
                                                                           -------
    Total death benefit of:                                                $58,667


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

  MAV death benefit amount (contract value):                             $200,000
  plus the EEB (40% of earnings at death):
  0.40 x 2.50 x ($55,000) =                                               +55,000
                                                                         --------
  Total death benefit of:                                                $255,000


- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

  MAV death benefit amount (contract value):                             $250,000
  plus the EEB (40% of earnings at death):
  0.40 x 2.50 x ($55,000) =                                               +55,000
                                                                         --------
  Total death benefit of:                                                $305,000


- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

  MAV death benefit amount (contract value):                             $250,000
  plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
  0.40 x ($250,000 - $105,000) =                                          +58,000
                                                                         --------
  Total death benefit of:                                                $308,000


EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 and both you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit amount, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.



 62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

  MAV death benefit amount (contract value):                             $110,000
  plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit amount minus purchase payments not previously surrendered):
  0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                         --------
  Total death benefit of:                                                $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

  MAV death benefit amount (maximum anniversary value):                  $110,000
  plus the EEP Part I (40% of earnings at death):
  0.40 x ($110,000 - $100,000) =                                           +4,000
  plus the EEP Part II which in the third contract year
  equals 10% of exchange purchase payments identified at
  issue and not previously surrendered:
  0.10 x $100,000 =                                                       +10,000
                                                                         --------
  Total death benefit of:                                                $124,000


- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                      ($50,000 x
                       $110,000)
      $110,000   -   ------------   =                                    $57,619
                       $105,000



  plus the EEP Part I (40% of earnings at death):
  0.40 x ($57,619 - $55,000) =                                            +1,048
  plus the EEP Part II which in the third contract year
  equals 10% of exchange purchase payments identified at
  issue and not previously surrendered:
  0.10 x $55,000 =                                                        +5,500
                                                                         -------
  Total death benefit of:                                                $64,167


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

  MAV death benefit amount (contract value):                             $200,000
  plus the EEP Part I (40% of earnings at death):
  0.40 x (2.50 x $55,000) =                                               +55,000
  plus the EEP Part II which after the fourth contract year equals
  20% of exchange purchase payments identified at issue and not previously surrendered:
  0.20 x $55,000 =                                                        +11,000
                                                                         --------
  Total death benefit of:                                                $266,000





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  63

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

  MAV death benefit amount (contract value):                             $250,000
  plus the EEP Part I (40% of earnings at death):
  0.40 x (2.50 x $55,000) =                                               +55,000
  plus the EEP Part II, which after the fourth contract year equals
  20% of exchange purchase payments identified at issue and not previously surrendered:
  0.20 x $55,000 =                                                        +11,000
                                                                         --------
  Total death benefit of:                                                $316,000


- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

  MAV death benefit amount (contract value):                             $250,000
  plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit minus payments not previously surrendered):
  0.40 x ($250,000 - $105,000) =                                          +58,000
  plus the EEP Part II, which after the fourth contract year equals
  20% of exchange purchase payments identified at issue and not previously surrendered:
  0.20 x $55,000 =                                                        +11,000
                                                                         --------
  Total death benefit of:                                                $319,000





 64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: CONDENSED FINANCIAL INFORMATION (UNAUDITED)





The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2009.



VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning
of period                               $0.71   $1.36   $1.14   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.07   $0.71   $1.36   $1.14   $1.06      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                5,299   3,750   4,111  14,120   2,021      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning
of period                               $0.80   $1.35   $1.30   $1.12   $1.08   $0.98   $0.74   $0.96   $1.00      --
Accumulation unit value at end of
period                                  $0.95   $0.80   $1.35   $1.30   $1.12   $1.08   $0.98   $0.74   $0.96      --
Number of accumulation units
outstanding at end of period (000                      116,7-  135,0-  149,3-  125,0-
omitted)                               68,595  84,420      25      93      16      10  82,114  43,189   5,550      --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning
of period                               $1.23   $2.64   $2.52   $1.88   $1.63   $1.31   $0.92   $0.98   $1.00      --
Accumulation unit value at end of
period                                  $1.63   $1.23   $2.64   $2.52   $1.88   $1.63   $1.31   $0.92   $0.98      --
Number of accumulation units
outstanding at end of period (000      150,6-  202,7-  217,2-  203,0-  153,1-
omitted)                                   92      80      41      16      07  70,504  34,604  12,313     805      --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning
of period                               $0.92   $1.68   $1.44   $1.16   $1.03   $0.91   $0.73   $0.93   $1.00      --
Accumulation unit value at end of
period                                  $1.22   $0.92   $1.68   $1.44   $1.16   $1.03   $0.91   $0.73   $0.93      --
Number of accumulation units
outstanding at end of period (000
omitted)                               26,575  32,736  42,202  45,349  43,612  34,180  21,555  11,378   1,950      --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning
of period                               $0.68   $0.90   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.87   $0.68   $0.90      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               48,044  54,402  56,815      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning
of period                               $0.69   $1.19   $0.99   $1.04   $1.00      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.92   $0.69   $1.19   $0.99   $1.04      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               11,805  12,809  13,321  78,916  10,074      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning
of period                               $1.08   $1.49   $1.59   $1.35   $1.30   $1.15   $0.90   $1.04   $1.00      --
Accumulation unit value at end of
period                                  $1.29   $1.08   $1.49   $1.59   $1.35   $1.30   $1.15   $0.90   $1.04      --
Number of accumulation units
outstanding at end of period (000                      118,5-  136,1-  142,6-  110,6-
omitted)                               72,598  82,749      91      67      60      81  74,984  42,497   7,356      --
-------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning
of period                               $0.78   $1.14   $1.12   $1.04   $0.99   $0.92   $0.78   $0.89   $0.96   $1.00
Accumulation unit value at end of
period                                  $0.97   $0.78   $1.14   $1.12   $1.04   $0.99   $0.92   $0.78   $0.89   $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                               15,940  18,431  21,893  24,975  23,850  20,551  15,315   9,520   4,490   1,283
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning
of period                               $0.72   $1.19   $1.02   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.90   $0.72   $1.19   $1.02      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000      378,2-  310,5-  204,0-  121,7-
omitted)                                   40      27      77      98      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning
of period                               $0.65   $1.27   $1.07   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.89   $0.65   $1.27   $1.07      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               32,788  41,006  32,112  59,299      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  65

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning
of period                               $0.74   $1.13   $0.97   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.88   $0.74   $1.13   $0.97      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               39,767  30,400  17,045  51,380      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning
of period                               $0.75   $1.04   $1.03   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.08   $0.75   $1.04   $1.03      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000      162,1-  119,7-  111,0-  103,8-
omitted)                                   81      41      86      30      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning
of period                               $0.80   $1.20   $1.12   $1.00   $0.93   $0.86   $0.83      --      --      --
Accumulation unit value at end of
period                                  $1.08   $0.80   $1.20   $1.12   $1.00   $0.93   $0.86      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               13,118  11,157  13,704  15,189  16,191  11,992   9,885      --      --      --
-------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning
of period                               $1.06   $1.83   $1.61   $1.32   $1.15   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.22   $1.06   $1.83   $1.61   $1.32   $1.15      --      --      --      --
Number of accumulation units
outstanding at end of period (000      113,4-
omitted)                                   14  12,645  16,521  19,055  15,273   4,245      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning
of period                               $0.68   $1.20   $1.03   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.92   $0.68   $1.20   $1.03      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000      269,5-  398,5-  294,6-  244,1-
omitted)                                   89      15      43      21      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                               $0.81   $1.40   $1.26   $1.13   $1.06   $1.01   $0.82   $1.00   $1.00      --
Accumulation unit value at end of
period                                  $1.02   $0.81   $1.40   $1.26   $1.13   $1.06   $1.01   $0.82   $1.00      --
Number of accumulation units
outstanding at end of period (000              113,6-  148,7-  173,8-  189,1-  187,3-  119,2-
omitted)                               92,559      90      43      61      09      51      84  48,686   6,363      --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                               $1.41   $2.36   $2.06   $1.85   $1.58   $1.27   $0.93   $1.04   $1.00      --
Accumulation unit value at end of
period                                  $1.96   $1.41   $2.36   $2.06   $1.85   $1.58   $1.27   $0.93   $1.04      --
Number of accumulation units
outstanding at end of period (000      187,6-  236,3-  264,4-  290,6-  260,4-  188,5-  109,6-
omitted)                                   52      46      23      78      92      65      47  50,458   6,903      --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                               $1.06   $1.91   $1.64   $1.40   $1.19   $1.06   $0.75   $0.95   $1.00      --
Accumulation unit value at end of
period                                  $1.33   $1.06   $1.91   $1.64   $1.40   $1.19   $1.06   $0.75   $0.95      --
Number of accumulation units
outstanding at end of period (000
omitted)                               43,314  53,513  66,434  74,339  70,878  66,935  31,322  13,157   2,147      --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning
of period                               $1.45   $2.53   $3.23   $2.70   $2.39   $1.83   $1.36   $1.34   $1.25   $0.96
Accumulation unit value at end of
period                                  $1.71   $1.45   $2.53   $3.23   $2.70   $2.39   $1.83   $1.36   $1.34   $1.25
Number of accumulation units
outstanding at end of period (000                              128,5-  139,6-  120,4-
omitted)                               50,767  62,873  93,100      40      18      56  87,330  59,317  24,477   6,879
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning
of period                               $1.58   $2.38   $2.45   $2.11   $1.96   $1.59   $1.21   $1.35   $1.19   $0.96
Accumulation unit value at end of
period                                  $2.02   $1.58   $2.38   $2.45   $2.11   $1.96   $1.59   $1.21   $1.35   $1.19
Number of accumulation units
outstanding at end of period (000
omitted)                               42,025  52,033  66,946  78,886  78,073  59,293  43,978  29,743  10,800   2,846
-------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                               $0.97   $1.55   $1.51   $1.29   $1.17   $1.05   $0.85   $0.97   $1.00      --
Accumulation unit value at end of
period                                  $1.21   $0.97   $1.55   $1.51   $1.29   $1.17   $1.05   $0.85   $0.97      --
Number of accumulation units
outstanding at end of period (000
omitted)                               57,678  68,255  94,998  90,391  69,986  45,710  26,370  10,942     942      --
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning
of period                               $1.71   $2.73   $2.67   $2.31   $2.07   $1.65   $1.30   $1.37   $1.23   $0.95
Accumulation unit value at end of
period                                  $2.26   $1.71   $2.73   $2.67   $2.31   $2.07   $1.65   $1.30   $1.37   $1.23
Number of accumulation units
outstanding at end of period (000                      139,6-  163,6-  174,9-  115,6-
omitted)                               78,043  97,291      37      87      18      16  83,015  56,079  23,748   7,622
-------------------------------------------------------------------------------------------------------------------------




 66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning
of period                               $0.71   $1.14   $1.16   $1.04   $0.98   $0.86   $0.67   $0.86   $0.99   $1.10
Accumulation unit value at end of
period                                  $0.85   $0.71   $1.14   $1.16   $1.04   $0.98   $0.86   $0.67   $0.86   $0.99
Number of accumulation units
outstanding at end of period (000      108,2-  131,2-  187,5-  231,2-  248,9-  128,0-
omitted)                                   98      82      85      23      35      74  83,166  71,820  60,343  42,626
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.71   $1.25   $1.12   $1.07   $0.99   $0.94   $0.73   $0.98   $1.00      --
Accumulation unit value at end of
period                                  $0.85   $0.71   $1.25   $1.12   $1.07   $0.99   $0.94   $0.73   $0.98      --
Number of accumulation units
outstanding at end of period (000                              109,9-  134,5-
omitted)                               67,782  76,677  90,475      52      91  39,117  20,015  11,313   1,710      --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.84   $1.61   $1.47   $1.27   $1.17   $1.02   $0.76   $0.98   $1.00      --
Accumulation unit value at end of
period                                  $1.19   $0.84   $1.61   $1.47   $1.27   $1.17   $1.02   $0.76   $0.98      --
Number of accumulation units
outstanding at end of period (000
omitted)                               13,229  16,534  23,253  25,868  24,349  20,043  10,924   6,981   1,459      --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. DYNAMICS FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                               $0.73   $1.41   $1.27   $1.10   $1.00   $0.89   $0.65   $0.96   $1.00      --
Accumulation unit value at end of
period                                  $1.03   $0.73   $1.41   $1.27   $1.10   $1.00   $0.89   $0.65   $0.96      --
Number of accumulation units
outstanding at end of period (000
omitted)                                3,764   4,639   6,317   7,291   8,602  10,118  10,880   6,887   1,550      --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                               $0.43   $1.06   $1.38   $1.19   $1.14   $1.05   $0.82   $0.97   $1.00      --
Accumulation unit value at end of
period                                  $0.54   $0.43   $1.06   $1.38   $1.19   $1.14   $1.05   $0.82   $0.97      --
Number of accumulation units
outstanding at end of period (000
omitted)                               14,877  13,625   9,208  12,088  10,621  10,625   8,724   5,572   1,081      --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.80   $1.13   $1.02   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.01   $0.80   $1.13   $1.02      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                8,089   8,014   5,881  33,923      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.93   $1.57   $1.39   $1.09   $1.00      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.24   $0.93   $1.57   $1.39   $1.09      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000      128,5-
omitted)                                   26  99,290  48,018   1,744     127      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                               $0.47   $0.85   $0.80   $0.73   $0.72   $0.69   $0.48   $0.91   $1.00      --
Accumulation unit value at end of
period                                  $0.73   $0.47   $0.85   $0.80   $0.73   $0.72   $0.69   $0.48   $0.91      --
Number of accumulation units
outstanding at end of period (000
omitted)                               21,730  19,001  21,716  25,440  31,926  14,454   7,882   3,769     490      --
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning
of period                               $0.29   $0.52   $0.43   $0.40   $0.36   $0.36   $0.25   $0.43   $0.68   $1.00
Accumulation unit value at end of
period                                  $0.45   $0.29   $0.52   $0.43   $0.40   $0.36   $0.36   $0.25   $0.43   $0.68
Number of accumulation units
outstanding at end of period (000
omitted)                               27,957  23,828  28,860  30,606  32,606  37,258  40,520  37,200  34,767  20,288
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning
of period                               $0.63   $1.06   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.85   $0.63   $1.06      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000      305,1-  238,4-  154,6-
omitted)                                   23      72      50      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning
of period                               $0.81   $1.71   $1.34   $0.92   $0.70   $0.60   $0.45   $0.61   $0.80   $1.00
Accumulation unit value at end of
period                                  $1.44   $0.81   $1.71   $1.34   $0.92   $0.70   $0.60   $0.45   $0.61   $0.80
Number of accumulation units
outstanding at end of period (000
omitted)                               61,696  69,375  80,158  77,239  72,832  75,760  81,742  81,189  60,527  25,763
-------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  67

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning
of period                               $0.48   $0.77   $0.70   $0.66   $0.64   $0.59   $0.48   $0.68   $0.91   $1.00
Accumulation unit value at end of
period                                  $0.67   $0.48   $0.77   $0.70   $0.66   $0.64   $0.59   $0.48   $0.68   $0.91
Number of accumulation units
outstanding at end of period (000                              100,5-  117,4-  108,2-
omitted)                               67,421  63,755  80,158      33      93      39  91,666  69,576  50,212  19,521
-------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning
of period                               $0.61   $1.01   $0.99   $0.89   $0.85   $0.81   $0.61   $0.90   $0.96   $1.00
Accumulation unit value at end of
period                                  $0.98   $0.61   $1.01   $0.99   $0.89   $0.85   $0.81   $0.61   $0.90   $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                               28,887  32,039  42,261  51,188  62,995  77,406  74,690  59,272  34,072  12,308
-------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning
of period                               $1.39   $2.25   $1.78   $1.37   $1.18   $0.92   $0.68   $0.89   $1.00      --
Accumulation unit value at end of
period                                  $1.83   $1.39   $2.25   $1.78   $1.37   $1.18   $0.92   $0.68   $0.89      --
Number of accumulation units
outstanding at end of period (000
omitted)                               56,324  67,989  78,212  71,164  55,870  28,362  18,051  10,543   2,997      --
-------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning
of period                               $0.57   $1.07   $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.76   $0.57   $1.07   $1.04      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               75,726  78,811  64,614  57,067      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning
of period                               $0.95   $1.60   $1.52   $1.31   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.31   $0.95   $1.60   $1.52   $1.31   $1.16      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               31,543  36,705  48,173  51,514  33,811  11,540      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning
of period                               $1.07   $1.26   $1.16   $1.09   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.25   $1.07   $1.26   $1.16   $1.09   $1.07      --      --      --      --
Number of accumulation units
outstanding at end of period (000      519,1-  569,0-  536,0-  339,5-  150,9-
omitted)                                   19      70      32      87      45  22,945      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning
of period                               $0.86   $1.40   $1.43   $1.26   $1.15   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.17   $0.86   $1.40   $1.43   $1.26   $1.15      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               23,658  27,205  34,265  34,462  18,592   7,652      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning
of period                               $0.93   $1.12   $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.13   $0.93   $1.12   $1.04      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000      218,7-  228,9-  161,2-  154,1-
omitted)                                   02      12      14      99      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning
of period                               $0.90   $1.10   $1.11   $1.09   $0.97   $0.91   $0.78   $0.98   $1.00      --
Accumulation unit value at end of
period                                  $1.13   $0.90   $1.10   $1.11   $1.09   $0.97   $0.91   $0.78   $0.98      --
Number of accumulation units
outstanding at end of period (000
omitted)                               12,725  15,248  19,770  25,848  27,299  21,518  18,023  11,416   2,137      --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning
of period                               $0.98   $1.75   $1.63   $1.29   $1.15   $1.00   $0.78   $0.96   $1.00      --
Accumulation unit value at end of
period                                  $1.21   $0.98   $1.75   $1.63   $1.29   $1.15   $1.00   $0.78   $0.96      --
Number of accumulation units
outstanding at end of period (000
omitted)                               16,372  20,502  29,411  34,316  37,980  40,598  38,012  20,773   2,460      --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning
of period                               $0.59   $1.10   $1.06   $1.02   $0.91   $0.78   $0.59   $0.85   $1.29   $1.36
Accumulation unit value at end of
period                                  $0.82   $0.59   $1.10   $1.06   $1.02   $0.91   $0.78   $0.59   $0.85   $1.29
Number of accumulation units
outstanding at end of period (000
omitted)                               21,581  25,511  33,551  42,808  49,747  57,095  67,224  72,033  74,819  49,764
-------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning
of period                               $0.71   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.87   $0.71      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               11,669   6,188      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------




 68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning
of period                               $0.84   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.98   $0.84      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               16,032  11,487      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning
of period                               $0.76   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.91   $0.76      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               45,180  25,617      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning
of period                               $0.74   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.89   $0.74      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               27,720  16,958      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning
of period                               $0.80   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.94   $0.80      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               22,560  11,805      --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $0.86   $1.24   $1.23   $1.08   $1.05   $0.97   $0.81   $0.94   $1.05   $1.09
Accumulation unit value at end of
period                                  $1.07   $0.86   $1.24   $1.23   $1.08   $1.05   $0.97   $0.81   $0.94   $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                               74,529  61,707  86,628  89,309  92,705  84,704  79,035  64,273  37,760  28,348
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(09/15/1999)
Accumulation unit value at beginning
of period                               $1.22   $1.20   $1.16   $1.12   $1.10   $1.10   $1.10   $1.09   $1.06   $1.01
Accumulation unit value at end of
period                                  $1.22   $1.22   $1.20   $1.16   $1.12   $1.10   $1.10   $1.10   $1.09   $1.06
Number of accumulation units
outstanding at end of period (000      197,2-  399,2-  286,1-  258,4-  193,9-  187,1-  203,7-  255,2-  243,8-  171,7-
omitted)                                   88      14      21      92      96      00      53      51      70      85
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009
were (0.76%) and (0.76%), respectively.
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $1.30   $1.40   $1.34   $1.30   $1.28   $1.23   $1.19   $1.13   $1.06   $1.01
Accumulation unit value at end of
period                                  $1.48   $1.30   $1.40   $1.34   $1.30   $1.28   $1.23   $1.19   $1.13   $1.06
Number of accumulation units
outstanding at end of period (000      638,9-  610,7-  599,6-  511,1-  332,6-  221,3-  188,9-  154,5-
omitted)                                   84      07      80      00      77      77      39      30  83,968  30,783
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $1.15   $1.94   $1.81   $1.52   $1.35   $1.15   $0.82   $1.02   $1.01   $1.03
Accumulation unit value at end of
period                                  $1.45   $1.15   $1.94   $1.81   $1.52   $1.35   $1.15   $0.82   $1.02   $1.01
Number of accumulation units
outstanding at end of period (000      508,0-  530,2-  560,4-  585,1-  408,5-  255,7-  134,4-
omitted)                                   61      16      16      44      59      76      86  86,442  43,328  12,124
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $0.56   $0.98   $0.96   $0.84   $0.79   $0.75   $0.59   $0.76   $0.93   $1.14
Accumulation unit value at end of
period                                  $0.69   $0.56   $0.98   $0.96   $0.84   $0.79   $0.75   $0.59   $0.76   $0.93
Number of accumulation units
outstanding at end of period (000      257,5-  301,6-  383,0-  450,2-  263,8-  130,7-
omitted)                                   37      82      78      07      28      90  69,981  52,124  26,327  24,003
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $1.52   $1.54   $1.44   $1.36   $1.44   $1.32   $1.18   $1.03   $1.03   $1.00
Accumulation unit value at end of
period                                  $1.68   $1.52   $1.54   $1.44   $1.36   $1.44   $1.32   $1.18   $1.03   $1.03
Number of accumulation units
outstanding at end of period (000      195,5-  201,7-  204,3-  169,9-  130,1-
omitted)                                   36      28      16      31      35  82,347  51,936  31,133  16,572   8,968
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning
of period                               $1.12   $1.13   $1.05   $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.19   $1.12   $1.13   $1.05   $1.05   $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000      302,5-  171,3-  147,4-  161,4-
omitted)                                   24      93      00      90  91,038   2,274      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $1.03   $1.39   $1.37   $1.25   $1.21   $1.09   $0.88   $0.95   $0.91   $1.01
Accumulation unit value at end of
period                                  $1.57   $1.03   $1.39   $1.37   $1.25   $1.21   $1.09   $0.88   $0.95   $0.91
Number of accumulation units
outstanding at end of period (000      137,3-  147,2-  218,5-  251,7-  262,1-  242,2-  177,1-
omitted)                                   50      97      38      68      54      54      50  93,845  58,348  31,722
-------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  69

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning
of period                               $0.94   $1.16   $1.14   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.33   $0.94   $1.16   $1.14   $1.07   $1.04      --      --      --      --
Number of accumulation units
outstanding at end of period (000      229,0-  128,6-  116,5-  109,3-
omitted)                                   76      53      16      16  29,477   1,052      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning
of period                               $0.75   $1.37   $1.22   $1.23   $1.12   $1.04   $0.85   $1.00   $1.00      --
Accumulation unit value at end of
period                                  $1.22   $0.75   $1.37   $1.22   $1.23   $1.12   $1.04   $0.85   $1.00      --
Number of accumulation units
outstanding at end of period (000
omitted)                               40,215  38,730  50,337  62,826  47,283  53,376  42,780  16,388   2,489      --
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning
of period                               $0.81   $1.49   $1.36   $1.19   $1.00      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.14   $0.81   $1.49   $1.36   $1.19      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000                              101,2-
omitted)                               57,405  76,989  71,709      39   6,605      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning
of period                               $0.65   $1.04   $1.00   $0.87   $0.84   $0.77   $0.61   $0.79   $0.91   $1.00
Accumulation unit value at end of
period                                  $0.81   $0.65   $1.04   $1.00   $0.87   $0.84   $0.77   $0.61   $0.79   $0.91
Number of accumulation units
outstanding at end of period (000              100,4-  127,0-  139,0-  154,9-  144,0-  103,5-
omitted)                               91,208      20      10      08      49      39      87  64,771  35,957   9,812
-------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $1.27   $1.31   $1.25   $1.22   $1.21   $1.21   $1.20   $1.14   $1.08   $1.00
Accumulation unit value at end of
period                                  $1.33   $1.27   $1.31   $1.25   $1.22   $1.21   $1.21   $1.20   $1.14   $1.08
Number of accumulation units
outstanding at end of period (000      109,0-  125,6-  120,0-  125,7-  145,0-  160,7-  155,7-  124,8-
omitted)                                   59      98      18      29      87      25      18      66  50,510  16,258
-------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $0.41   $0.75   $0.73   $0.66   $0.62   $0.57   $0.48   $0.65   $0.95   $1.18
Accumulation unit value at end of
period                                  $0.56   $0.41   $0.75   $0.73   $0.66   $0.62   $0.57   $0.48   $0.65   $0.95
Number of accumulation units
outstanding at end of period (000      147,0-  180,6-  283,7-  326,1-  323,8-  191,1-  192,3-  135,6-  129,1-
omitted)                                   34      50      69      08      49      40      14      93      86  97,754
-------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at beginning
of period                               $0.80   $1.33   $1.34   $1.14   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.00   $0.80   $1.33   $1.34   $1.14   $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                6,269   5,696   7,988   7,937   6,232   3,498      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $1.03   $1.68   $1.77   $1.60   $1.53   $1.30   $0.89   $1.08   $1.16   $1.12
Accumulation unit value at end of
period                                  $1.42   $1.03   $1.68   $1.77   $1.60   $1.53   $1.30   $0.89   $1.08   $1.16
Number of accumulation units
outstanding at end of period (000
omitted)                               21,859  26,621  38,095  49,721  59,243  61,563  44,627  29,202  22,792  14,830
-------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning
of period                               $1.29   $2.81   $2.05   $1.54   $1.16   $0.94   $0.68   $0.72   $0.74   $1.00
Accumulation unit value at end of
period                                  $2.23   $1.29   $2.81   $2.05   $1.54   $1.16   $0.94   $0.68   $0.72   $0.74
Number of accumulation units
outstanding at end of period (000              111,5-
omitted)                               80,593      51  89,546  89,672  75,520  22,549   8,256   4,750   1,789     906
-------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $0.74   $1.26   $1.12   $0.91   $0.81   $0.69   $0.55   $0.67   $0.95   $1.27
Accumulation unit value at end of
period                                  $0.94   $0.74   $1.26   $1.12   $0.91   $0.81   $0.69   $0.55   $0.67   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                               48,442  55,412  75,421  80,961  77,787  51,446  23,614  20,012  15,821  13,967
-------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning
of period                               $0.68   $1.12   $1.09   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.89   $0.68   $1.12   $1.09      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000      303,5-  183,6-  117,6-  123,1-
omitted)                                   37      35      05      50      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning
of period                               $0.85   $1.36   $1.29   $1.12   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.16   $0.85   $1.36   $1.29   $1.12   $1.12      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                5,203   6,409   9,188   9,786  10,247   4,730      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------




 70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning
of period                               $1.22   $1.80   $1.91   $1.60   $1.52   $1.28   $0.93   $1.07   $1.00      --
Accumulation unit value at end of
period                                  $1.66   $1.22   $1.80   $1.91   $1.60   $1.52   $1.28   $0.93   $1.07      --
Number of accumulation units
outstanding at end of period (000      149,1-  156,8-  148,7-  126,6-  127,5-
omitted)                                   91      45      93      37      59  90,541  67,609  43,199   6,885      --
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning
of period                               $0.85   $1.33   $1.37   $1.19   $1.15   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.08   $0.85   $1.33   $1.37   $1.19   $1.15      --      --      --      --
Number of accumulation units
outstanding at end of period (000      178,9-  227,5-  224,7-  258,2-  203,2-
omitted)                                   86      95      30      23      72  36,974      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning
of period                               $0.61   $1.11   $1.23   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.86   $0.61   $1.11   $1.23      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               67,174  88,969  51,109  51,499      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning
of period                               $0.64   $1.20   $0.99   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.99   $0.64   $1.20   $0.99      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               18,479  17,546  14,940  37,273      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning
of period                               $1.42   $2.62   $2.27   $1.67   $1.38   $1.07   $0.72   $0.85   $1.08   $1.51
Accumulation unit value at end of
period                                  $2.11   $1.42   $2.62   $2.27   $1.67   $1.38   $1.07   $0.72   $0.85   $1.08
Number of accumulation units
outstanding at end of period (000      131,3-  142,7-  164,5-  186,8-  170,2-  104,5-
omitted)                                   26      36      70      62      30      67  66,022  43,554  27,818  18,245
-------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning
of period                               $1.18   $1.98   $1.89   $1.77   $1.60   $1.36   $0.96   $1.16   $1.05   $1.15
Accumulation unit value at end of
period                                  $1.67   $1.18   $1.98   $1.89   $1.77   $1.60   $1.36   $0.96   $1.16   $1.05
Number of accumulation units
outstanding at end of period (000      155,2-  176,4-  212,6-  235,9-  241,6-  184,9-  129,8-
omitted)                                   13      83      46      60      23      61      24  78,311  40,791  23,813
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (05/01/2001)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning
of period                               $0.96   $1.37   $1.28   $1.15   $1.10   $1.02   $0.84   $0.97   $1.00      --
Accumulation unit value at end of
period                                  $1.10   $0.96   $1.37   $1.28   $1.15   $1.10   $1.02   $0.84   $0.97      --
Number of accumulation units
outstanding at end of period (000
omitted)                               19,120  25,423  37,314  40,046  43,629  41,656  30,948  14,864   3,799      --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning
of period                               $0.80   $1.43   $1.28   $1.06   $0.98   $0.90   $0.69   $0.90   $1.00      --
Accumulation unit value at end of
period                                  $0.90   $0.80   $1.43   $1.28   $1.06   $0.98   $0.90   $0.69   $0.90      --
Number of accumulation units
outstanding at end of period (000
omitted)                                4,273   5,126   7,327   8,088   9,021  10,390   8,227   4,703   1,200      --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning
of period                               $0.86   $1.44   $1.36   $1.22   $1.14   $0.97   $0.72   $0.99   $1.00      --
Accumulation unit value at end of
period                                  $1.26   $0.86   $1.44   $1.36   $1.22   $1.14   $0.97   $0.72   $0.99      --
Number of accumulation units
outstanding at end of period (000
omitted)                               19,019  22,799  30,772  36,471  41,049  43,145  38,865  25,397   3,701      --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning
of period                               $0.78   $1.34   $1.18   $0.97   $0.92   $0.81   $0.58   $0.94   $1.00      --
Accumulation unit value at end of
period                                  $1.18   $0.78   $1.34   $1.18   $0.97   $0.92   $0.81   $0.58   $0.94      --
Number of accumulation units
outstanding at end of period (000
omitted)                               31,042  29,488  35,670  25,726  19,618  22,185  19,289   9,992   2,060      --
-------------------------------------------------------------------------------------------------------------------------







RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  71

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning
of period                                $0.70    $1.35    $1.14    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of
period                                   $1.07    $0.70    $1.35    $1.14    $1.06       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,654    2,593    2,415    5,609      801       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning
of period                                $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96    $1.00       --
Accumulation unit value at end of
period                                   $0.93    $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96       --
Number of accumulation units
outstanding at end of period (000
omitted)                                41,871   53,105   74,246   84,552   91,924   75,935   54,358   29,770    4,363       --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning
of period                                $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98    $1.00       --
Accumulation unit value at end of
period                                   $1.61    $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98       --
Number of accumulation units
outstanding at end of period (000
omitted)                                93,058  122,930  135,634  127,479   94,909   44,705   24,114    9,270      790       --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning
of period                                $0.91    $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93    $1.00       --
Accumulation unit value at end of
period                                   $1.20    $0.91    $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93       --
Number of accumulation units
outstanding at end of period (000
omitted)                                15,628   19,242   25,059   26,700   27,136   22,031   15,471    8,200    1,927       --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning
of period                                $0.67    $0.90    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.87    $0.67    $0.90       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                25,355   30,504   28,466       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning
of period                                $0.69    $1.19    $0.99    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.91    $0.69    $1.19    $0.99    $1.04       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 6,957    7,931    8,170   35,411    4,856       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning
of period                                $1.07    $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04    $1.00       --
Accumulation unit value at end of
period                                   $1.27    $1.07    $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04       --
Number of accumulation units
outstanding at end of period (000
omitted)                                48,731   56,747   81,683   93,343   95,710   71,318   50,607   30,523    7,298       --
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning
of period                                $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89    $0.96    $1.00
Accumulation unit value at end of
period                                   $0.95    $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89    $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                 9,852   12,240   17,034   19,334   19,301   17,682   14,100    9,832    6,090    1,693
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning
of period                                $0.71    $1.19    $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.89    $0.71    $1.19    $1.02       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               214,161  176,791  113,001   66,352       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning
of period                                $0.65    $1.26    $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.88    $0.65    $1.26    $1.07       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                20,723   26,849   22,702   32,712       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning
of period                                $0.74    $1.13    $0.97    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.88    $0.74    $1.13    $0.97       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                26,662   22,011   12,631   26,224       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning
of period                                $0.75    $1.04    $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $1.07    $0.75    $1.04    $1.03       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               105,964   79,727   71,987   59,159       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------




 72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning
of period                                $0.79    $1.19    $1.11    $1.00    $0.92    $0.86    $0.82       --       --       --
Accumulation unit value at end of
period                                   $1.06    $0.79    $1.19    $1.11    $1.00    $0.92    $0.86       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 9,199    8,059    8,609    9,669   10,001    8,036    6,384       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning
of period                                $1.05    $1.82    $1.60    $1.31    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of
period                                   $1.20    $1.05    $1.82    $1.60    $1.31    $1.15       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                69,836    8,283   11,475   12,674    9,815    2,086       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning
of period                                $0.68    $1.20    $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.91    $0.68    $1.20    $1.03       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               167,696  237,020  166,815  127,364       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                                $0.80    $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00    $1.00       --
Accumulation unit value at end of
period                                   $1.00    $0.80    $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00       --
Number of accumulation units
outstanding at end of period (000
omitted)                                57,593   72,387   96,482  112,864  121,317  119,521   81,919   36,320    8,177       --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                                $1.39    $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04    $1.00       --
Accumulation unit value at end of
period                                   $1.93    $1.39    $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04       --
Number of accumulation units
outstanding at end of period (000
omitted)                               106,479  136,525  156,364  174,833  157,678  117,171   72,124   35,541    6,689       --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                                $1.05    $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.94    $1.00       --
Accumulation unit value at end of
period                                   $1.31    $1.05    $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.94       --
Number of accumulation units
outstanding at end of period (000
omitted)                                29,954   37,943   48,192   52,627   48,642   42,672   21,405   10,123    2,157       --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning
of period                                $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33    $1.25    $0.96
Accumulation unit value at end of
period                                   $1.68    $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33    $1.25
Number of accumulation units
outstanding at end of period (000
omitted)                                31,073   39,491   59,503   81,589   88,911   80,587   63,047   44,591   19,803    6,181
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning
of period                                $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34    $1.19    $0.96
Accumulation unit value at end of
period                                   $1.98    $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34    $1.19
Number of accumulation units
outstanding at end of period (000
omitted)                                28,730   36,256   46,935   55,078   55,521   44,541   34,639   23,553    9,584    2,897
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                                $0.96    $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.96    $1.00       --
Accumulation unit value at end of
period                                   $1.19    $0.96    $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.96       --
Number of accumulation units
outstanding at end of period (000
omitted)                                39,361   47,292   65,658   63,662   50,166   33,241   21,294    9,151    1,114       --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning
of period                                $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37    $1.23    $0.95
Accumulation unit value at end of
period                                   $2.21    $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37    $1.23
Number of accumulation units
outstanding at end of period (000
omitted)                                51,883   65,990   96,413  112,452  117,932   84,473   65,106   47,539   24,711   10,265
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning
of period                                $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86    $0.99    $1.10
Accumulation unit value at end of
period                                   $0.84    $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86    $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                                70,758   87,685  126,734  160,736  168,697  108,140   80,350   75,489   71,185   55,239
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                                $0.70    $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98    $1.00       --
Accumulation unit value at end of
period                                   $0.84    $0.70    $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98       --
Number of accumulation units
outstanding at end of period (000
omitted)                                33,205   38,700   46,783   56,007   64,800   21,785   12,215    7,624    1,711       --
-----------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  73

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                                $0.83    $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98    $1.00       --
Accumulation unit value at end of
period                                   $1.17    $0.83    $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 7,715    9,784   13,998   14,692   13,500   12,074    7,348    4,808    1,224       --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. DYNAMICS FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                                $0.72    $1.39    $1.25    $1.09    $0.99    $0.88    $0.65    $0.96    $1.00       --
Accumulation unit value at end of
period                                   $1.01    $0.72    $1.39    $1.25    $1.09    $0.99    $0.88    $0.65    $0.96       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,073    2,583    3,800    4,211    4,924    5,936    6,700    4,845    1,426       --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                                $0.42    $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.96    $1.00       --
Accumulation unit value at end of
period                                   $0.53    $0.42    $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.96       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 8,567    8,723    5,805    7,305    6,396    6,649    5,460    3,709      901       --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                                $0.80    $1.13    $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $1.01    $0.80    $1.13    $1.02       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 5,414    5,240    3,964   15,226       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                                $0.92    $1.57    $1.38    $1.09    $1.00       --       --       --       --       --
Accumulation unit value at end of
period                                   $1.23    $0.92    $1.57    $1.38    $1.09       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                76,801   53,711   23,729    1,198      107       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                                $0.46    $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91    $1.00       --
Accumulation unit value at end of
period                                   $0.72    $0.46    $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91       --
Number of accumulation units
outstanding at end of period (000
omitted)                                11,446    8,853   10,072   12,094   14,960    8,076    5,212    2,845      911       --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning
of period                                $0.28    $0.51    $0.42    $0.40    $0.36    $0.36    $0.25    $0.42    $0.68    $1.00
Accumulation unit value at end of
period                                   $0.44    $0.28    $0.51    $0.42    $0.40    $0.36    $0.36    $0.25    $0.42    $0.68
Number of accumulation units
outstanding at end of period (000
omitted)                                19,312   16,671   19,559   22,668   24,131   27,479   30,159   31,354   34,050   22,949
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning
of period                                $0.63    $1.06    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.85    $0.63    $1.06       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               168,562  128,192   72,177       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning
of period                                $0.80    $1.68    $1.33    $0.91    $0.70    $0.59    $0.45    $0.61    $0.80    $1.00
Accumulation unit value at end of
period                                   $1.41    $0.80    $1.68    $1.33    $0.91    $0.70    $0.59    $0.45    $0.61    $0.80
Number of accumulation units
outstanding at end of period (000
omitted)                                46,612   54,116   64,174   61,879   59,325   61,390   68,389   74,111   64,147   29,251
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning
of period                                $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67    $0.90    $1.00
Accumulation unit value at end of
period                                   $0.66    $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67    $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                44,235   44,360   58,819   73,300   84,506   78,223   74,564   62,663   51,051   21,973
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning
of period                                $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90    $0.96    $1.00
Accumulation unit value at end of
period                                   $0.96    $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90    $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                20,432   22,831   31,915   38,120   48,503   60,214   61,988   53,383   36,822   15,060
-----------------------------------------------------------------------------------------------------------------------------------




 74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning
of period                                $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89    $1.00       --
Accumulation unit value at end of
period                                   $1.80    $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89       --
Number of accumulation units
outstanding at end of period (000
omitted)                                35,891   43,832   51,479   45,869   35,163   18,264   12,519    7,093    2,778       --
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning
of period                                $0.57    $1.07    $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.75    $0.57    $1.07    $1.04       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                40,525   41,079   30,611   26,517       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning
of period                                $0.94    $1.59    $1.51    $1.30    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of
period                                   $1.30    $0.94    $1.59    $1.51    $1.30    $1.15       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                21,263   24,950   32,187   34,962   20,721    6,121       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning
of period                                $1.06    $1.25    $1.15    $1.08    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of
period                                   $1.24    $1.06    $1.25    $1.15    $1.08    $1.07       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               350,910  395,298  360,480  226,000   94,657   11,924       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning
of period                                $0.85    $1.39    $1.42    $1.25    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of
period                                   $1.16    $0.85    $1.39    $1.42    $1.25    $1.15       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                15,634   18,861   23,107   22,606   12,037    4,085       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning
of period                                $0.93    $1.12    $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $1.12    $0.93    $1.12    $1.04       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               127,629  131,661   82,318   76,067       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning
of period                                $0.89    $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98    $1.00       --
Accumulation unit value at end of
period                                   $1.11    $0.89    $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 7,349    8,551   11,073   13,569   14,517   11,248    9,676    6,574    1,743       --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning
of period                                $0.96    $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96    $1.00       --
Accumulation unit value at end of
period                                   $1.19    $0.96    $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96       --
Number of accumulation units
outstanding at end of period (000
omitted)                                10,504   13,381   18,697   21,524   23,458   24,819   24,880   15,138    2,180       --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning
of period                                $0.58    $1.08    $1.05    $1.00    $0.90    $0.77    $0.58    $0.85    $1.29    $1.36
Accumulation unit value at end of
period                                   $0.80    $0.58    $1.08    $1.05    $1.00    $0.90    $0.77    $0.58    $0.85    $1.29
Number of accumulation units
outstanding at end of period (000
omitted)                                15,529   20,077   26,405   34,609   42,680   51,579   63,075   73,930   87,722   68,407
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning
of period                                $0.71    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.87    $0.71       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 5,500    3,115       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning
of period                                $0.84    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.97    $0.84       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                12,467    7,436       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning
of period                                $0.76    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.91    $0.76       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                26,565   15,034       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  75

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning
of period                                $0.73    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.89    $0.73       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                15,191    9,299       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning
of period                                $0.79    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.94    $0.79       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                16,602    8,524       --       --       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93    $1.05    $1.09
Accumulation unit value at end of
period                                   $1.04    $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93    $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                                55,353   51,095   74,966   74,221   77,525   74,540   73,310   64,613   53,096   39,810
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(09/15/1999)
Accumulation unit value at beginning
of period                                $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09    $1.06    $1.01
Accumulation unit value at end of
period                                   $1.19    $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09    $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                               140,419  290,095  247,870  211,744  147,452  148,915  178,580  228,237  265,455  203,922
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009 were (0.95%)
and (0.95%), respectively.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13    $1.06    $1.01
Accumulation unit value at end of
period                                   $1.45    $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13    $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                               447,493  430,993  408,270  351,043  257,273  190,125  176,013  159,405  106,760   43,920
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02    $1.01    $1.03
Accumulation unit value at end of
period                                   $1.42    $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02    $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                               307,581  329,220  363,274  383,460  278,737  181,318   99,776   67,958   41,299   14,227
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76    $0.93    $1.14
Accumulation unit value at end of
period                                   $0.68    $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76    $0.93
Number of accumulation units
outstanding at end of period (000
omitted)                               147,939  180,807  242,876  290,744  144,230   94,730   45,599   34,956   26,779   22,159
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03    $1.02    $1.00
Accumulation unit value at end of
period                                   $1.65    $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03    $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                               137,253  142,773  141,675  123,834  102,876   72,702   54,100   36,626   23,970   14,137
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning
of period                                $1.11    $1.12    $1.05    $1.05    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of
period                                   $1.18    $1.11    $1.12    $1.05    $1.05    $1.03       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               192,220  113,444   88,734   95,224   51,906    1,504       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94    $0.91    $1.01
Accumulation unit value at end of
period                                   $1.54    $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94    $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                               111,734  125,862  186,775  221,767  237,711  236,566  197,358  122,784   88,813   52,655
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning
of period                                $0.93    $1.16    $1.14    $1.06    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of
period                                   $1.31    $0.93    $1.16    $1.14    $1.06    $1.04       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               141,698   76,770   65,977   61,812   18,068      783       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning
of period                                $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99    $1.00       --
Accumulation unit value at end of
period                                   $1.20    $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99       --
Number of accumulation units
outstanding at end of period (000
omitted)                                26,343   25,504   35,043   43,939   31,419   35,498   29,450   12,145    2,238       --
-----------------------------------------------------------------------------------------------------------------------------------




 76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning
of period                                $0.81    $1.48    $1.36    $1.19    $1.00       --       --       --       --       --
Accumulation unit value at end of
period                                   $1.13    $0.81    $1.48    $1.36    $1.19       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                32,037   45,362   43,555   54,642    4,982       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning
of period                                $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79    $0.91    $1.00
Accumulation unit value at end of
period                                   $0.80    $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79    $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                65,626   73,795   92,416  104,302  122,070  117,372   91,398   65,011   40,575   14,084
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13    $1.08    $1.00
Accumulation unit value at end of
period                                   $1.30    $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13    $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                                88,306  108,778  104,637  108,222  121,249  130,386  135,202  116,147   56,966   24,654
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64    $0.94    $1.18
Accumulation unit value at end of
period                                   $0.55    $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64    $0.94
Number of accumulation units
outstanding at end of period (000
omitted)                                90,930  116,110  186,447  216,237  212,229  135,373  147,485  118,986  130,764  106,410
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at beginning
of period                                $0.79    $1.32    $1.34    $1.13    $1.09    $1.00       --       --       --       --
Accumulation unit value at end of
period                                   $0.99    $0.79    $1.32    $1.34    $1.13    $1.09       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,736    2,900    4,152    4,707    3,594    2,030       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07    $1.16    $1.12
Accumulation unit value at end of
period                                   $1.39    $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07    $1.16
Number of accumulation units
outstanding at end of period (000
omitted)                                15,189   18,734   28,329   38,372   46,718   51,057   39,709   29,341   24,346   16,349
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning
of period                                $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72    $0.74    $1.00
Accumulation unit value at end of
period                                   $2.19    $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72    $0.74
Number of accumulation units
outstanding at end of period (000
omitted)                                47,289   61,879   50,491   51,867   44,244   16,315    6,501    3,888    1,542      693
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67    $0.95    $1.27
Accumulation unit value at end of
period                                   $0.92    $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67    $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                35,421   42,730   58,762   64,541   61,793   40,351   21,462   19,189   18,664   15,670
-----------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning
of period                                $0.68    $1.11    $1.08    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.88    $0.68    $1.11    $1.08       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               163,841   98,708   55,721   57,963       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning
of period                                $0.84    $1.34    $1.28    $1.12    $1.12    $1.00       --       --       --       --
Accumulation unit value at end of
period                                   $1.14    $0.84    $1.34    $1.28    $1.12    $1.12       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,165    3,807    5,203    5,724    5,777    2,540       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning
of period                                $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07    $1.00       --
Accumulation unit value at end of
period                                   $1.63    $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07       --
Number of accumulation units
outstanding at end of period (000
omitted)                                81,111   85,345   79,474   69,587   72,463   57,581   44,918   28,099    6,314       --
-----------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  77

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning
of period                                $0.84    $1.32    $1.36    $1.18    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of
period                                   $1.07    $0.84    $1.32    $1.36    $1.18    $1.15       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                95,224  120,656  113,380  130,395   96,755   18,714       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning
of period                                $0.61    $1.11    $1.22    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.86    $0.61    $1.11    $1.22       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                38,794   50,326   29,814   27,318       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning
of period                                $0.63    $1.20    $0.99    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                   $0.98    $0.63    $1.20    $0.99       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                12,049   11,266    9,199   17,529       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning
of period                                $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84    $1.08    $1.51
Accumulation unit value at end of
period                                   $2.06    $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84    $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                                80,522   88,899  108,613  122,718  114,381   79,981   56,466   42,309   30,297   21,844
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning
of period                                $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15    $1.05    $1.15
Accumulation unit value at end of
period                                   $1.64    $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15    $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                               100,879  117,299  145,262  164,257  169,886  140,320  108,046   72,853   46,456   29,881
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (05/01/2001)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning
of period                                $0.95    $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97    $1.00       --
Accumulation unit value at end of
period                                   $1.08    $0.95    $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97       --
Number of accumulation units
outstanding at end of period (000
omitted)                                15,303   19,992   28,981   29,215   32,466   31,201   22,278   11,859    3,224       --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning
of period                                $0.79    $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90    $1.00       --
Accumulation unit value at end of
period                                   $0.88    $0.79    $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,263    3,897    5,538    6,052    6,690    7,049    5,248    2,781    1,031       --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning
of period                                $0.84    $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99    $1.00       --
Accumulation unit value at end of
period                                   $1.24    $0.84    $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99       --
Number of accumulation units
outstanding at end of period (000
omitted)                                11,212   13,585   18,131   21,391   25,313   25,983   24,999   17,130    3,747       --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning
of period                                $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94    $1.00       --
Accumulation unit value at end of
period                                   $1.16    $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94       --
Number of accumulation units
outstanding at end of period (000
omitted)                                20,853   19,000   23,653   17,655   14,334   16,103   13,800    7,655    2,230       --
-----------------------------------------------------------------------------------------------------------------------------------







 78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period              $0.70    $1.35     $1.14   $1.06    $1.00       --       --       --
Accumulation unit value at end
of period                        $1.06    $0.70     $1.35   $1.14    $1.06       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      609      425       664   2,023      333       --       --       --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at
beginning of period              $0.85    $1.45     $1.40   $1.21    $1.16    $1.06    $0.81    $1.00
Accumulation unit value at end
of period                        $1.01    $0.85     $1.45   $1.40    $1.21    $1.16    $1.06    $0.81
Number of accumulation units
outstanding at end of period
(000 omitted)                    7,705   10,045    14,240  18,481   20,739   16,610    9,284    3,503
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at
beginning of period              $1.25    $2.71     $2.59   $1.94    $1.68    $1.36    $0.95    $1.00
Accumulation unit value at end
of period                        $1.67    $1.25     $2.71   $2.59    $1.94    $1.68    $1.36    $0.95
Number of accumulation units
outstanding at end of period
(000 omitted)                   19,906   29,486    32,186  31,867   25,568   11,679    5,621    1,417
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (02/13/2002)
Accumulation unit value at
beginning of period              $1.05    $1.92     $1.64   $1.33    $1.19    $1.05    $0.85    $1.00
Accumulation unit value at end
of period                        $1.38    $1.05     $1.92   $1.64    $1.33    $1.19    $1.05    $0.85
Number of accumulation units
outstanding at end of period
(000 omitted)                    3,810    5,162     6,589   7,826    7,538    4,969    2,812      944
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at
beginning of period              $0.67    $0.90     $1.00      --       --       --       --       --
Accumulation unit value at end
of period                        $0.87    $0.67     $0.90      --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    5,341    7,412     9,862      --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at
beginning of period              $0.68    $1.18     $0.99   $1.04    $1.00       --       --       --
Accumulation unit value at end
of period                        $0.91    $0.68     $1.18   $0.99    $1.04       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,815    2,188     2,203  12,931    2,015       --       --       --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (02/13/2002)
Accumulation unit value at
beginning of period              $1.06    $1.46     $1.56   $1.33    $1.28    $1.13    $0.89    $1.00
Accumulation unit value at end
of period                        $1.26    $1.06     $1.46   $1.56    $1.33    $1.28    $1.13    $0.89
Number of accumulation units
outstanding at end of period
(000 omitted)                   11,068   13,643    20,382  24,433   25,428   16,423    8,977    2,837
---------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI SOCIAL BALANCED PORTFOLIO (02/13/2002)
Accumulation unit value at
beginning of period              $0.87    $1.28     $1.26   $1.17    $1.11    $1.04    $0.88    $1.00
Accumulation unit value at end
of period                        $1.08    $0.87     $1.28   $1.26    $1.17    $1.11    $1.04    $0.88
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,706    1,873     2,380   3,270    3,186    2,458    1,272      211
---------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at
beginning of period              $0.71    $1.19     $1.02   $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.89    $0.71     $1.19   $1.02       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   47,208   42,915    31,378  21,100       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at
beginning of period              $0.64    $1.26     $1.07   $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.88    $0.64     $1.26   $1.07       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    4,016    5,121     4,198   9,849       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at
beginning of period              $0.74    $1.13     $0.97   $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.87    $0.74     $1.13   $0.97       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    6,589    4,848     3,423   9,239       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at
beginning of period              $0.75    $1.03     $1.03   $1.00       --       --       --       --
Accumulation unit value at end
of period                        $1.07    $0.75     $1.03   $1.03       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   20,977   18,362    19,211  18,826       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at
beginning of period              $0.87    $1.32     $1.23   $1.11    $1.03    $0.95    $0.93       --
Accumulation unit value at end
of period                        $1.17    $0.87     $1.32   $1.23    $1.11    $1.03    $0.95       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      808    1,156     1,422   1,855    2,338    2,067    1,338       --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at
beginning of period              $1.05    $1.81     $1.59   $1.31    $1.14    $1.00       --       --
Accumulation unit value at end
of period                        $1.20    $1.05     $1.81   $1.59    $1.31    $1.14       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   15,466    3,851     5,245   6,006    4,632    1,316       --       --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period              $0.68    $1.20     $1.03   $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.91    $0.68     $1.20   $1.03       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   32,815   53,546    45,072  40,094       --       --       --       --
---------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  79

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at
beginning of period              $0.83    $1.44     $1.30   $1.16    $1.09    $1.04    $0.85    $1.00
Accumulation unit value at end
of period                        $1.04    $0.83     $1.44   $1.30    $1.16    $1.09    $1.04    $0.85
Number of accumulation units
outstanding at end of period
(000 omitted)                   10,988   14,570    20,111  25,441   28,158   27,602   15,940    3,592
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at
beginning of period              $1.35    $2.25     $1.97   $1.77    $1.52    $1.23    $0.90    $1.00
Accumulation unit value at end
of period                        $1.86    $1.35     $2.25   $1.97    $1.77    $1.52    $1.23    $0.90
Number of accumulation units
outstanding at end of period
(000 omitted)                   28,494   38,797    44,787  53,339   46,944   30,787   15,111    4,182
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at
beginning of period              $1.16    $2.09     $1.80   $1.55    $1.32    $1.17    $0.83    $1.00
Accumulation unit value at end
of period                        $1.45    $1.16     $2.09   $1.80    $1.55    $1.32    $1.17    $0.83
Number of accumulation units
outstanding at end of period
(000 omitted)                    5,075    6,432     8,255  10,330    9,686    7,474    2,900      553
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at
beginning of period              $1.06    $1.86     $2.37   $1.99    $1.77    $1.36    $1.01    $1.00
Accumulation unit value at end
of period                        $1.25    $1.06     $1.86   $2.37    $1.99    $1.77    $1.36    $1.01
Number of accumulation units
outstanding at end of period
(000 omitted)                    7,137    9,150    14,263  20,694   22,307   17,231    9,166    2,887
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at
beginning of period              $1.18    $1.77     $1.84   $1.59    $1.47    $1.20    $0.92    $1.00
Accumulation unit value at end
of period                        $1.51    $1.18     $1.77   $1.84    $1.59    $1.47    $1.20    $0.92
Number of accumulation units
outstanding at end of period
(000 omitted)                    7,198    8,815    11,862  14,227   13,298    8,980    5,248    2,075
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at
beginning of period              $1.01    $1.62     $1.58   $1.35    $1.23    $1.10    $0.89    $1.00
Accumulation unit value at end
of period                        $1.26    $1.01     $1.62   $1.58    $1.35    $1.23    $1.10    $0.89
Number of accumulation units
outstanding at end of period
(000 omitted)                   10,913   14,362    21,837  22,449   18,871   13,076    6,742    1,735
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $1.24    $1.98     $1.94   $1.69    $1.51    $1.21    $0.95    $1.00
Accumulation unit value at end
of period                        $1.63    $1.24     $1.98   $1.94    $1.69    $1.51    $1.21    $0.95
Number of accumulation units
outstanding at end of period
(000 omitted)                   12,872   16,558    24,512  29,515   30,996   15,049    7,743    2,583
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $0.84    $1.35     $1.38   $1.24    $1.17    $1.03    $0.80    $1.00
Accumulation unit value at end
of period                        $1.01    $0.84     $1.35   $1.38    $1.24    $1.17    $1.03    $0.80
Number of accumulation units
outstanding at end of period
(000 omitted)                   11,037   13,564    20,871  27,339   30,636    9,922    2,742    1,048
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period              $0.74    $1.31     $1.18   $1.13    $1.05    $1.00    $0.78    $1.00
Accumulation unit value at end
of period                        $0.89    $0.74     $1.31   $1.18    $1.13    $1.05    $1.00    $0.78
Number of accumulation units
outstanding at end of period
(000 omitted)                   10,744   12,622    15,385  19,282   24,536    5,492    1,386      379
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period              $0.88    $1.67     $1.53   $1.33    $1.23    $1.07    $0.80    $1.00
Accumulation unit value at end
of period                        $1.23    $0.88     $1.67   $1.53    $1.33    $1.23    $1.07    $0.80
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,576    2,199     3,003   3,321    2,836    2,429    1,198      552
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DYNAMICS FUND, SERIES I SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. DYNAMICS FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period              $0.78    $1.53     $1.37   $1.19    $1.09    $0.97    $0.71    $1.00
Accumulation unit value at end
of period                        $1.11    $0.78     $1.53   $1.37    $1.19    $1.09    $0.97    $0.71
Number of accumulation units
outstanding at end of period
(000 omitted)                      250      327       479     608      830      916      758      242
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period              $0.45    $1.12     $1.45   $1.26    $1.20    $1.11    $0.87    $1.00
Accumulation unit value at end
of period                        $0.56    $0.45     $1.12   $1.45    $1.26    $1.20    $1.11    $0.87
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,151    1,606     1,004   1,342    1,322    1,122      925      526
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period              $0.80    $1.13     $1.02   $1.00       --       --       --       --
Accumulation unit value at end
of period                        $1.00    $0.80     $1.13   $1.02       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      956      923       753   5,096       --       --       --       --
---------------------------------------------------------------------------------------------------------------------




 80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period              $0.92    $1.57     $1.38   $1.09    $1.00       --       --       --
Accumulation unit value at end
of period                        $1.23    $0.92     $1.57   $1.38    $1.09       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   14,695   14,785     8,000     503        2       --       --       --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period              $0.54    $0.99     $0.93   $0.85    $0.84    $0.81    $0.56    $1.00
Accumulation unit value at end
of period                        $0.84    $0.54     $0.99   $0.93    $0.85    $0.84    $0.81    $0.56
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,935    2,808     2,913   3,543    4,728    1,650      851      192
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $0.72    $1.30     $1.08   $1.01    $0.92    $0.92    $0.64    $1.00
Accumulation unit value at end
of period                        $1.12    $0.72     $1.30   $1.08    $1.01    $0.92    $0.92    $0.64
Number of accumulation units
outstanding at end of period
(000 omitted)                      384      367       507     505      468      467      428       68
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period              $0.63    $1.06     $1.00      --       --       --       --       --
Accumulation unit value at end
of period                        $0.85    $0.63     $1.06      --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   38,560   33,658    25,246      --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $1.40    $2.97     $2.34   $1.61    $1.23    $1.05    $0.79    $1.00
Accumulation unit value at end
of period                        $2.49    $1.40     $2.97   $2.34    $1.61    $1.23    $1.05    $0.79
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,272    1,603     1,484   1,656    1,555    1,500    1,254      681
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at
beginning of period              $0.75    $1.20     $1.09   $1.03    $0.99    $0.92    $0.76    $1.00
Accumulation unit value at end
of period                        $1.03    $0.75     $1.20   $1.09    $1.03    $0.99    $0.92    $0.76
Number of accumulation units
outstanding at end of period
(000 omitted)                    4,222    4,927     5,932   8,628    8,658    5,399    2,971    1,088
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at
beginning of period              $0.71    $1.18     $1.17   $1.04    $1.00    $0.96    $0.72    $1.00
Accumulation unit value at end
of period                        $1.14    $0.71     $1.18   $1.17    $1.04    $1.00    $0.96    $0.72
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,166    2,718     3,692   5,363    6,257    6,311    5,191    2,112
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at
beginning of period              $1.71    $2.78     $2.20   $1.70    $1.47    $1.14    $0.85    $1.00
Accumulation unit value at end
of period                        $2.25    $1.71     $2.78   $2.20    $1.70    $1.47    $1.14    $0.85
Number of accumulation units
outstanding at end of period
(000 omitted)                    5,019    6,021     7,678   8,231    6,871    3,380    1,670      276
---------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at
beginning of period              $0.56    $1.07     $1.04   $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.75    $0.56     $1.07   $1.04       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    9,498   10,873    10,350   9,305       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at
beginning of period              $0.94    $1.59     $1.51   $1.30    $1.15    $1.00       --       --
Accumulation unit value at end
of period                        $1.29    $0.94     $1.59   $1.51    $1.30    $1.15       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    6,423    8,456    11,884  14,402   11,208    4,318       --       --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period              $1.05    $1.24     $1.15   $1.08    $1.07    $1.00       --       --
Accumulation unit value at end
of period                        $1.24    $1.05     $1.24   $1.15    $1.08    $1.07       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   70,681   82,157    92,164  64,615   34,899    7,003       --       --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at
beginning of period              $0.85    $1.38     $1.42   $1.25    $1.15    $1.00       --       --
Accumulation unit value at end
of period                        $1.15    $0.85     $1.38   $1.42    $1.25    $1.15       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    5,663    7,256     9,606  10,328    6,924    2,998       --       --
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at
beginning of period              $0.93    $1.11     $1.04   $1.00       --       --       --       --
Accumulation unit value at end
of period                        $1.12    $0.93     $1.11   $1.04       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   26,403   31,669    27,066  26,857       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $0.92    $1.12     $1.14   $1.12    $1.00    $0.94    $0.81    $1.00
Accumulation unit value at end
of period                        $1.15    $0.92     $1.12   $1.14    $1.12    $1.00    $0.94    $0.81
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,116    2,705     3,423   4,490    4,351    2,530    1,776      617
---------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  81

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $1.05    $1.90     $1.77   $1.40    $1.26    $1.09    $0.86    $1.00
Accumulation unit value at end
of period                        $1.30    $1.05     $1.90   $1.77    $1.40    $1.26    $1.09    $0.86
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,819    2,476     3,409   3,961    4,252    4,043    4,165    2,086
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $0.73    $1.35     $1.31   $1.25    $1.13    $0.96    $0.73    $1.00
Accumulation unit value at end
of period                        $1.00    $0.73     $1.35   $1.31    $1.25    $1.13    $0.96    $0.73
Number of accumulation units
outstanding at end of period
(000 omitted)                      518      601       771     986      736      559      614      267
---------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at
beginning of period              $0.71    $1.00        --      --       --       --       --       --
Accumulation unit value at end
of period                        $0.87    $0.71        --      --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      897       88        --      --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at
beginning of period              $0.84    $1.00        --      --       --       --       --       --
Accumulation unit value at end
of period                        $0.97    $0.84        --      --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,849    1,582        --      --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at
beginning of period              $0.76    $1.00        --      --       --       --       --       --
Accumulation unit value at end
of period                        $0.91    $0.76        --      --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,698    2,013        --      --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at
beginning of period              $0.73    $1.00        --      --       --       --       --       --
Accumulation unit value at end
of period                        $0.89    $0.73        --      --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,942    1,762        --      --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at
beginning of period              $0.79    $1.00        --      --       --       --       --       --
Accumulation unit value at end
of period                        $0.93    $0.79        --      --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,685      829        --      --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $0.94    $1.36     $1.35   $1.19    $1.16    $1.07    $0.90    $1.00
Accumulation unit value at end
of period                        $1.16    $0.94     $1.36   $1.35    $1.19    $1.16    $1.07    $0.90
Number of accumulation units
outstanding at end of period
(000 omitted)                    8,438    2,967     5,018   4,466    3,385    2,471    1,608      531
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(02/13/2002)
Accumulation unit value at
beginning of period              $1.10    $1.08     $1.04   $1.01    $0.99    $1.00    $1.00    $1.00
Accumulation unit value at end
of period                        $1.09    $1.10     $1.08   $1.04    $1.01    $0.99    $1.00    $1.00
Number of accumulation units
outstanding at end of period
(000 omitted)                   23,076   51,260    39,420  37,806   22,067   19,507   13,022   12,452
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009
were (1.02%) and (1.01%), respectively.
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.12    $1.21     $1.16   $1.12    $1.11    $1.07    $1.04    $1.00
Accumulation unit value at end
of period                        $1.27    $1.12     $1.21   $1.16    $1.12    $1.11    $1.07    $1.04
Number of accumulation units
outstanding at end of period
(000 omitted)                   89,692   93,379   103,330  87,923   50,746   22,751   13,984    6,481
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.14    $1.94     $1.82   $1.53    $1.36    $1.17    $0.83    $1.00
Accumulation unit value at end
of period                        $1.44    $1.14     $1.94   $1.82    $1.53    $1.36    $1.17    $0.83
Number of accumulation units
outstanding at end of period
(000 omitted)                   59,080   64,717    69,629  75,610   47,282   24,579    8,342    3,101
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $0.70    $1.22     $1.20   $1.05    $1.00    $0.95    $0.75    $1.00
Accumulation unit value at end
of period                        $0.86    $0.70     $1.22   $1.20    $1.05    $1.00    $0.95    $0.75
Number of accumulation units
outstanding at end of period
(000 omitted)                   16,370   18,986    23,697  27,942   27,550    4,862    1,779      291
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.45    $1.47     $1.38   $1.31    $1.39    $1.28    $1.14    $1.00
Accumulation unit value at end
of period                        $1.60    $1.45     $1.47   $1.38    $1.31    $1.39    $1.28    $1.14
Number of accumulation units
outstanding at end of period
(000 omitted)                   24,423   26,925    31,193  26,716   18,771    8,568    3,885    1,060
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at
beginning of period              $1.11    $1.12     $1.05   $1.05    $1.03    $1.00       --       --
Accumulation unit value at end
of period                        $1.17    $1.11     $1.12   $1.05    $1.05    $1.03       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   40,367   23,321    26,608  31,048   20,279      653       --       --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.08    $1.46     $1.44   $1.32    $1.28    $1.16    $0.94    $1.00
Accumulation unit value at end
of period                        $1.64    $1.08     $1.46   $1.44    $1.32    $1.28    $1.16    $0.94
Number of accumulation units
outstanding at end of period
(000 omitted)                   10,600   13,016    20,960  27,180   28,189   24,305   16,280    3,957
---------------------------------------------------------------------------------------------------------------------




 82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at
beginning of period              $0.93    $1.15     $1.14   $1.06    $1.04    $1.00       --       --
Accumulation unit value at end
of period                        $1.31    $0.93     $1.15   $1.14    $1.06    $1.04       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   29,266   19,612    20,632  21,052    7,061      300       --       --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $0.76    $1.40     $1.24   $1.26    $1.15    $1.07    $0.88    $1.00
Accumulation unit value at end
of period                        $1.24    $0.76     $1.40   $1.24    $1.26    $1.15    $1.07    $0.88
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,137    2,135     2,984   4,676    5,505    5,961    4,649    1,153
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/02/2005)
Accumulation unit value at
beginning of period              $0.81    $1.48     $1.36   $1.19    $1.00       --       --       --
Accumulation unit value at end
of period                        $1.12    $0.81     $1.48   $1.36    $1.19       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    6,370    9,682     9,445  15,321      622       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $0.84    $1.35     $1.30   $1.14    $1.10    $1.01    $0.80    $1.00
Accumulation unit value at end
of period                        $1.05    $0.84     $1.35   $1.30    $1.14    $1.10    $1.01    $0.80
Number of accumulation units
outstanding at end of period
(000 omitted)                    6,575    7,849    10,644  13,132   14,184   11,269    6,544    1,889
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.09    $1.13     $1.08   $1.05    $1.04    $1.05    $1.04    $1.00
Accumulation unit value at end
of period                        $1.13    $1.09     $1.13   $1.08    $1.05    $1.04    $1.05    $1.04
Number of accumulation units
outstanding at end of period
(000 omitted)                   11,597   12,804    12,583  16,153   18,707   17,403   14,902    6,107
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $0.66    $1.19     $1.17   $1.06    $0.99    $0.92    $0.77    $1.00
Accumulation unit value at end
of period                        $0.89    $0.66     $1.19   $1.17    $1.06    $0.99    $0.92    $0.77
Number of accumulation units
outstanding at end of period
(000 omitted)                    9,725   12,689    20,603  24,725   23,296    7,403    5,647      973
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at
beginning of period              $0.79    $1.31     $1.33   $1.13    $1.09    $1.00       --       --
Accumulation unit value at end
of period                        $0.98    $0.79     $1.31   $1.33    $1.13    $1.09       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      520      582       925   1,124      921      450       --       --
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $0.97    $1.59     $1.68   $1.52    $1.46    $1.25    $0.85    $1.00
Accumulation unit value at end
of period                        $1.34    $0.97     $1.59   $1.68    $1.52    $1.46    $1.25    $0.85
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,760    2,383     3,378   4,827    5,744    5,617    2,920      900
---------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.69    $3.70     $2.70   $2.04    $1.54    $1.25    $0.90    $1.00
Accumulation unit value at end
of period                        $2.92    $1.69     $3.70   $2.70    $2.04    $1.54    $1.25    $0.90
Number of accumulation units
outstanding at end of period
(000 omitted)                    7,245   11,453     9,394   9,829    8,412    1,983      492      220
---------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.15    $1.94     $1.74   $1.42    $1.26    $1.08    $0.85    $1.00
Accumulation unit value at end
of period                        $1.45    $1.15     $1.94   $1.74    $1.42    $1.26    $1.08    $0.85
Number of accumulation units
outstanding at end of period
(000 omitted)                    3,118    3,748     5,324   5,986    5,133    2,551      340       55
---------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at
beginning of period              $0.68    $1.11     $1.08   $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.88    $0.68     $1.11   $1.08       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   38,320   25,636    18,675  20,639       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at
beginning of period              $0.84    $1.34     $1.28   $1.12    $1.12    $1.00       --       --
Accumulation unit value at end
of period                        $1.14    $0.84     $1.34   $1.28    $1.12    $1.12       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      522      766     1,469   1,490    1,493      840       --       --
---------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period              $1.14    $1.68     $1.79   $1.50    $1.43    $1.21    $0.88    $1.00
Accumulation unit value at end
of period                        $1.54    $1.14     $1.68   $1.79    $1.50    $1.43    $1.21    $0.88
Number of accumulation units
outstanding at end of period
(000 omitted)                   20,099   23,170    23,547  19,283   20,683   11,379    7,181    3,316
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at
beginning of period              $0.84    $1.31     $1.36   $1.18    $1.15    $1.00       --       --
Accumulation unit value at end
of period                        $1.06    $0.84     $1.31   $1.36    $1.18    $1.15       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   32,587   43,694    51,531  60,771   53,896   12,916       --       --
---------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  83

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at
beginning of period              $0.61    $1.11     $1.22   $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.86    $0.61     $1.11   $1.22       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   10,214   14,095     9,916   8,886       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at
beginning of period              $0.63    $1.20     $0.99   $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.98    $0.63     $1.20   $0.99       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,148    2,776     2,519   6,372       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (02/13/2002)
Accumulation unit value at
beginning of period              $1.68    $3.12     $2.71   $1.99    $1.66    $1.28    $0.87    $1.00
Accumulation unit value at end
of period                        $2.49    $1.68     $3.12   $2.71    $1.99    $1.66    $1.28    $0.87
Number of accumulation units
outstanding at end of period
(000 omitted)                   14,208   16,311    18,491  21,367   19,260    9,273    4,376    1,523
---------------------------------------------------------------------------------------------------------------------
WANGER USA (02/13/2002)
Accumulation unit value at
beginning of period              $1.03    $1.73     $1.66   $1.56    $1.41    $1.21    $0.85    $1.00
Accumulation unit value at end
of period                        $1.46    $1.03     $1.73   $1.66    $1.56    $1.41    $1.21    $0.85
Number of accumulation units
outstanding at end of period
(000 omitted)                   23,568   28,344    36,469  42,372   41,455   26,304   13,657    3,732
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (02/13/2002)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at
beginning of period              $1.00    $1.42     $1.33   $1.20    $1.16    $1.07    $0.88    $1.00
Accumulation unit value at end
of period                        $1.14    $1.00     $1.42   $1.33    $1.20    $1.16    $1.07    $0.88
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,083    2,739     3,917   4,549    5,289    5,233    3,858    1,279
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (02/13/2002)
Accumulation unit value at
beginning of period              $0.93    $1.65     $1.48   $1.24    $1.14    $1.05    $0.81    $1.00
Accumulation unit value at end
of period                        $1.03    $0.93     $1.65   $1.48    $1.24    $1.14    $1.05    $0.81
Number of accumulation units
outstanding at end of period
(000 omitted)                      375      498       589     856    1,179    1,653      832       81
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at
beginning of period              $0.88    $1.48     $1.40   $1.26    $1.18    $1.01    $0.75    $1.00
Accumulation unit value at end
of period                        $1.29    $0.88     $1.48   $1.40    $1.26    $1.18    $1.01    $0.75
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,701    3,344     4,587   6,324    7,621    6,990    5,557    2,340
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (02/13/2002)
Accumulation unit value at
beginning of period              $0.88    $1.52     $1.35   $1.11    $1.06    $0.94    $0.67    $1.00
Accumulation unit value at end
of period                        $1.34    $0.88     $1.52   $1.35    $1.11    $1.06    $0.94    $0.67
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,879    3,050     3,223   2,943    2,596    2,735    1,772      662
---------------------------------------------------------------------------------------------------------------------







VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period              $0.70    $1.34    $1.13    $1.06    $1.00       --       --       --
Accumulation unit value at end
of period                        $1.05    $0.70    $1.34    $1.13    $1.06       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      548      301      264      846      148       --       --       --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at
beginning of period              $0.84    $1.43    $1.38    $1.20    $1.16    $1.05    $0.81    $1.00
Accumulation unit value at end
of period                        $1.00    $0.84    $1.43    $1.38    $1.20    $1.16    $1.05    $0.81
Number of accumulation units
outstanding at end of period
(000 omitted)                    4,258    6,035    9,112   12,504   14,313   11,547    7,339    4,072
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at
beginning of period              $1.24    $2.68    $2.57    $1.92    $1.67    $1.35    $0.95    $1.00
Accumulation unit value at end
of period                        $1.64    $1.24    $2.68    $2.57    $1.92    $1.67    $1.35    $0.95
Number of accumulation units
outstanding at end of period
(000 omitted)                    9,981   15,720   18,897   19,979   16,470    7,898    3,918    1,371
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (02/13/2002)
Accumulation unit value at
beginning of period              $1.03    $1.90    $1.63    $1.32    $1.18    $1.04    $0.85    $1.00
Accumulation unit value at end
of period                        $1.36    $1.03    $1.90    $1.63    $1.32    $1.18    $1.04    $0.85
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,015    2,795    3,680    4,188    3,768    2,448    1,128      448
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at
beginning of period              $0.67    $0.90    $1.00       --       --       --       --       --
Accumulation unit value at end
of period                        $0.86    $0.67    $0.90       --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,523    4,001    5,266       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at
beginning of period              $0.68    $1.18    $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at end
of period                        $0.90    $0.68    $1.18    $0.99    $1.04       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,098    1,338    1,445    6,545    1,015       --       --       --
---------------------------------------------------------------------------------------------------------------------




 84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (02/13/2002)
Accumulation unit value at
beginning of period              $1.05    $1.45    $1.54    $1.32    $1.27    $1.13    $0.89    $1.00
Accumulation unit value at end
of period                        $1.24    $1.05    $1.45    $1.54    $1.32    $1.27    $1.13    $0.89
Number of accumulation units
outstanding at end of period
(000 omitted)                    6,158    8,079   12,429   15,592   16,716   10,779    5,922    2,396
---------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI SOCIAL BALANCED PORTFOLIO (02/13/2002)
Accumulation unit value at
beginning of period              $0.86    $1.26    $1.24    $1.16    $1.11    $1.04    $0.88    $1.00
Accumulation unit value at end
of period                        $1.06    $0.86    $1.26    $1.24    $1.16    $1.11    $1.04    $0.88
Number of accumulation units
outstanding at end of period
(000 omitted)                      858    1,073    1,711    2,144    2,283    1,690      769      208
---------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at
beginning of period              $0.71    $1.18    $1.02    $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.89    $0.71    $1.18    $1.02       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   22,026   20,913   15,689   10,663       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at
beginning of period              $0.64    $1.26    $1.06    $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.87    $0.64    $1.26    $1.06       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,195    2,857    2,426    5,251       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at
beginning of period              $0.73    $1.12    $0.97    $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.87    $0.73    $1.12    $0.97       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,966    2,963    1,728    4,962       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at
beginning of period              $0.74    $1.03    $1.03    $1.00       --       --       --       --
Accumulation unit value at end
of period                        $1.06    $0.74    $1.03    $1.03       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   12,792   11,376   13,146   12,200       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at
beginning of period              $0.86    $1.30    $1.22    $1.10    $1.02    $0.95    $0.91       --
Accumulation unit value at end
of period                        $1.16    $0.86    $1.30    $1.22    $1.10    $1.02    $0.95       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      797      823      954    1,268    1,570    1,304    1,011       --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at
beginning of period              $1.04    $1.80    $1.59    $1.31    $1.14    $1.00       --       --
Accumulation unit value at end
of period                        $1.18    $1.04    $1.80    $1.59    $1.31    $1.14       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    8,152    2,508    3,470    4,047    3,150      728       --       --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period              $0.68    $1.19    $1.03    $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.90    $0.68    $1.19    $1.03       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   15,949   27,515   23,069   20,348       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at
beginning of period              $0.81    $1.42    $1.28    $1.15    $1.09    $1.04    $0.85    $1.00
Accumulation unit value at end
of period                        $1.02    $0.81    $1.42    $1.28    $1.15    $1.09    $1.04    $0.85
Number of accumulation units
outstanding at end of period
(000 omitted)                    6,236    8,328   12,003   16,152   18,132   18,010   11,020    3,508
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at
beginning of period              $1.33    $2.23    $1.95    $1.76    $1.51    $1.23    $0.90    $1.00
Accumulation unit value at end
of period                        $1.84    $1.33    $2.23    $1.95    $1.76    $1.51    $1.23    $0.90
Number of accumulation units
outstanding at end of period
(000 omitted)                   14,164   20,610   25,720   32,335   28,423   18,934    9,886    3,541
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at
beginning of period              $1.14    $2.07    $1.79    $1.53    $1.31    $1.17    $0.83    $1.00
Accumulation unit value at end
of period                        $1.43    $1.14    $2.07    $1.79    $1.53    $1.31    $1.17    $0.83
Number of accumulation units
outstanding at end of period
(000 omitted)                    3,135    4,259    5,901    7,436    6,520    5,276    2,292      610
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at
beginning of period              $1.05    $1.84    $2.35    $1.97    $1.76    $1.35    $1.01    $1.00
Accumulation unit value at end
of period                        $1.23    $1.05    $1.84    $2.35    $1.97    $1.76    $1.35    $1.01
Number of accumulation units
outstanding at end of period
(000 omitted)                    4,145    5,481    8,852   13,498   15,139   12,119    6,601    2,989
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at
beginning of period              $1.16    $1.75    $1.82    $1.57    $1.46    $1.20    $0.92    $1.00
Accumulation unit value at end
of period                        $1.48    $1.16    $1.75    $1.82    $1.57    $1.46    $1.20    $0.92
Number of accumulation units
outstanding at end of period
(000 omitted)                    3,457    4,647    7,056    8,954    8,682    5,338    3,257    1,610
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at
beginning of period              $0.99    $1.60    $1.56    $1.34    $1.22    $1.10    $0.89    $1.00
Accumulation unit value at end
of period                        $1.24    $0.99    $1.60    $1.56    $1.34    $1.22    $1.10    $0.89
Number of accumulation units
outstanding at end of period
(000 omitted)                    5,705    8,193   12,837   13,922   11,400    7,311    3,856    1,418
---------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  85

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $1.22    $1.96    $1.92    $1.68    $1.50    $1.21    $0.95    $1.00
Accumulation unit value at end
of period                        $1.60    $1.22    $1.96    $1.92    $1.68    $1.50    $1.21    $0.95
Number of accumulation units
outstanding at end of period
(000 omitted)                    7,669   10,448   15,654   19,762   20,011   10,047    5,836    2,777
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $0.83    $1.33    $1.37    $1.23    $1.17    $1.03    $0.80    $1.00
Accumulation unit value at end
of period                        $0.99    $0.83    $1.33    $1.37    $1.23    $1.17    $1.03    $0.80
Number of accumulation units
outstanding at end of period
(000 omitted)                    5,508    7,207   11,550   15,324   16,269    6,220    2,770    1,483
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period              $0.73    $1.29    $1.17    $1.12    $1.04    $0.99    $0.78    $1.00
Accumulation unit value at end
of period                        $0.88    $0.73    $1.29    $1.17    $1.12    $1.04    $0.99    $0.78
Number of accumulation units
outstanding at end of period
(000 omitted)                    4,612    5,453    7,314   10,002   11,202    2,736      978      447
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period              $0.86    $1.65    $1.51    $1.32    $1.22    $1.07    $0.80    $1.00
Accumulation unit value at end
of period                        $1.21    $0.86    $1.65    $1.51    $1.32    $1.22    $1.07    $0.80
Number of accumulation units
outstanding at end of period
(000 omitted)                      992    1,232    1,796    2,051    1,835    1,591      774      463
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DYNAMICS FUND, SERIES I SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. DYNAMICS FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period              $0.77    $1.51    $1.36    $1.19    $1.08    $0.97    $0.71    $1.00
Accumulation unit value at end
of period                        $1.09    $0.77    $1.51    $1.36    $1.19    $1.08    $0.97    $0.71
Number of accumulation units
outstanding at end of period
(000 omitted)                      145      186      257      357      495      596      554      286
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period              $0.44    $1.10    $1.43    $1.25    $1.19    $1.11    $0.87    $1.00
Accumulation unit value at end
of period                        $0.56    $0.44    $1.10    $1.43    $1.25    $1.19    $1.11    $0.87
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,003    1,016      586      904      832      915      731      446
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period              $0.79    $1.13    $1.02    $1.00       --       --       --       --
Accumulation unit value at end
of period                        $1.00    $0.79    $1.13    $1.02       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      587      665      456    2,466       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period              $0.92    $1.56    $1.38    $1.09    $1.00       --       --       --
Accumulation unit value at end
of period                        $1.22    $0.92    $1.56    $1.38    $1.09       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    7,083    7,389    4,140      267        5       --       --       --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period              $0.53    $0.98    $0.92    $0.84    $0.83    $0.80    $0.56    $1.00
Accumulation unit value at end
of period                        $0.83    $0.53    $0.98    $0.92    $0.84    $0.83    $0.80    $0.56
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,450    1,188    1,544    1,896    2,168      923      573      157
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $0.71    $1.29    $1.07    $1.01    $0.91    $0.92    $0.63    $1.00
Accumulation unit value at end
of period                        $1.11    $0.71    $1.29    $1.07    $1.01    $0.91    $0.92    $0.63
Number of accumulation units
outstanding at end of period
(000 omitted)                      178      134      206      215      230      249      279      112
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period              $0.63    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end
of period                        $0.84    $0.63    $1.06       --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   18,450   16,906   12,686       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $1.38    $2.93    $2.32    $1.60    $1.23    $1.05    $0.79    $1.00
Accumulation unit value at end
of period                        $2.45    $1.38    $2.93    $2.32    $1.60    $1.23    $1.05    $0.79
Number of accumulation units
outstanding at end of period
(000 omitted)                      806      986    1,042    1,094      854    1,006      956      646
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at
beginning of period              $0.74    $1.18    $1.08    $1.02    $0.99    $0.92    $0.76    $1.00
Accumulation unit value at end
of period                        $1.01    $0.74    $1.18    $1.08    $1.02    $0.99    $0.92    $0.76
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,149    2,427    3,135    4,033    4,710    3,047    2,246      712
---------------------------------------------------------------------------------------------------------------------




 86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at
beginning of period              $0.70    $1.17    $1.16    $1.04    $1.00    $0.95    $0.72    $1.00
Accumulation unit value at end
of period                        $1.12    $0.70    $1.17    $1.16    $1.04    $1.00    $0.95    $0.72
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,542    1,851    2,675    3,472    4,247    4,567    3,912    1,784
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at
beginning of period              $1.69    $2.74    $2.18    $1.68    $1.46    $1.14    $0.85    $1.00
Accumulation unit value at end
of period                        $2.21    $1.69    $2.74    $2.18    $1.68    $1.46    $1.14    $0.85
Number of accumulation units
outstanding at end of period
(000 omitted)                    3,343    4,698    6,370    6,302    5,189    2,575    1,371      431
---------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at
beginning of period              $0.56    $1.06    $1.04    $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.75    $0.56    $1.06    $1.04       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    4,088    5,048    4,922    4,471       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at
beginning of period              $0.93    $1.58    $1.50    $1.30    $1.15    $1.00       --       --
Accumulation unit value at end
of period                        $1.28    $0.93    $1.58    $1.50    $1.30    $1.15       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    3,414    4,437    6,986    8,796    5,927    2,391       --       --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period              $1.04    $1.23    $1.14    $1.08    $1.06    $1.00       --       --
Accumulation unit value at end
of period                        $1.22    $1.04    $1.23    $1.14    $1.08    $1.06       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   45,739   58,677   62,902   46,387   23,303    4,223       --       --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at
beginning of period              $0.84    $1.37    $1.41    $1.24    $1.15    $1.00       --       --
Accumulation unit value at end
of period                        $1.14    $0.84    $1.37    $1.41    $1.24    $1.15       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,510    3,184    4,773    5,725    3,700    1,477       --       --
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at
beginning of period              $0.92    $1.11    $1.04    $1.00       --       --       --       --
Accumulation unit value at end
of period                        $1.11    $0.92    $1.11    $1.04       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   15,667   18,406   14,755   14,860       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $0.91    $1.11    $1.13    $1.11    $1.00    $0.94    $0.80    $1.00
Accumulation unit value at end
of period                        $1.13    $0.91    $1.11    $1.13    $1.11    $1.00    $0.94    $0.80
Number of accumulation units
outstanding at end of period
(000 omitted)                      936    1,192    1,630    2,416    2,388    1,649    1,108      583
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $1.04    $1.87    $1.75    $1.39    $1.25    $1.09    $0.86    $1.00
Accumulation unit value at end
of period                        $1.28    $1.04    $1.87    $1.75    $1.39    $1.25    $1.09    $0.86
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,046    1,497    2,184    2,660    3,019    2,995    2,797    1,392
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at
beginning of period              $0.72    $1.33    $1.30    $1.24    $1.12    $0.96    $0.73    $1.00
Accumulation unit value at end
of period                        $0.98    $0.72    $1.33    $1.30    $1.24    $1.12    $0.96    $0.73
Number of accumulation units
outstanding at end of period
(000 omitted)                      186      264      448      706      598      413      417      192
---------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at
beginning of period              $0.71    $1.00       --       --       --       --       --       --
Accumulation unit value at end
of period                        $0.86    $0.71       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      334       66       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at
beginning of period              $0.84    $1.00       --       --       --       --       --       --
Accumulation unit value at end
of period                        $0.97    $0.84       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,130    1,506       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at
beginning of period              $0.76    $1.00       --       --       --       --       --       --
Accumulation unit value at end
of period                        $0.90    $0.76       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,219    1,184       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at
beginning of period              $0.73    $1.00       --       --       --       --       --       --
Accumulation unit value at end
of period                        $0.89    $0.73       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      873      466       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at
beginning of period              $0.79    $1.00       --       --       --       --       --       --
Accumulation unit value at end
of period                        $0.93    $0.79       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,964      993       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  87

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $0.93    $1.35    $1.34    $1.18    $1.15    $1.07    $0.90    $1.00
Accumulation unit value at end
of period                        $1.14    $0.93    $1.35    $1.34    $1.18    $1.15    $1.07    $0.90
Number of accumulation units
outstanding at end of period
(000 omitted)                    6,111    2,378    4,008    3,764    3,085    2,273    1,117      462
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(02/13/2002)
Accumulation unit value at
beginning of period              $1.08    $1.07    $1.03    $1.00    $0.99    $0.99    $1.00    $1.00
Accumulation unit value at end
of period                        $1.07    $1.08    $1.07    $1.03    $1.00    $0.99    $0.99    $1.00
Number of accumulation units
outstanding at end of period
(000 omitted)                   14,861   39,094   33,791   33,401   18,979   15,014   12,047   12,148
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009
were (1.23%) and (1.22%), respectively.
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.11    $1.20    $1.15    $1.12    $1.11    $1.07    $1.04    $1.00
Accumulation unit value at end
of period                        $1.25    $1.11    $1.20    $1.15    $1.12    $1.11    $1.07    $1.04
Number of accumulation units
outstanding at end of period
(000 omitted)                   58,421   63,728   68,622   60,502   37,023   19,654   12,452    5,971
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.12    $1.91    $1.79    $1.51    $1.35    $1.15    $0.83    $1.00
Accumulation unit value at end
of period                        $1.41    $1.12    $1.91    $1.79    $1.51    $1.35    $1.15    $0.83
Number of accumulation units
outstanding at end of period
(000 omitted)                   30,183   36,755   43,798   50,646   33,232   17,932    5,976    2,058
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $0.75    $1.31    $1.29    $1.13    $1.08    $1.03    $0.81    $1.00
Accumulation unit value at end
of period                        $0.92    $0.75    $1.31    $1.29    $1.13    $1.08    $1.03    $0.81
Number of accumulation units
outstanding at end of period
(000 omitted)                    6,295    7,479   10,299   12,875   11,604    2,482      744       96
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.43    $1.46    $1.37    $1.30    $1.38    $1.27    $1.14    $1.00
Accumulation unit value at end
of period                        $1.58    $1.43    $1.46    $1.37    $1.30    $1.38    $1.27    $1.14
Number of accumulation units
outstanding at end of period
(000 omitted)                   16,121   18,675   22,272   19,781   15,541    8,857    4,839    1,529
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at
beginning of period              $1.10    $1.11    $1.04    $1.04    $1.03    $1.00       --       --
Accumulation unit value at end
of period                        $1.16    $1.10    $1.11    $1.04    $1.04    $1.03       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   25,536   17,319   17,958   20,730   13,014      516       --       --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.06    $1.44    $1.43    $1.31    $1.27    $1.15    $0.93    $1.00
Accumulation unit value at end
of period                        $1.62    $1.06    $1.44    $1.43    $1.31    $1.27    $1.15    $0.93
Number of accumulation units
outstanding at end of period
(000 omitted)                    9,680   11,973   19,687   25,271   27,474   25,456   15,576    4,269
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at
beginning of period              $0.92    $1.15    $1.13    $1.06    $1.04    $1.00       --       --
Accumulation unit value at end
of period                        $1.29    $0.92    $1.15    $1.13    $1.06    $1.04       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   17,730   11,540   12,716   13,255    4,187      271       --       --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $0.75    $1.38    $1.23    $1.25    $1.15    $1.06    $0.88    $1.00
Accumulation unit value at end
of period                        $1.22    $0.75    $1.38    $1.23    $1.25    $1.15    $1.06    $0.88
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,372    1,170    1,887    2,741    2,961    3,400    2,602      889
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/02/2005)
Accumulation unit value at
beginning of period              $0.80    $1.47    $1.35    $1.19    $1.00       --       --       --
Accumulation unit value at end
of period                        $1.11    $0.80    $1.47    $1.35    $1.19       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    2,952    5,049    5,225    7,878      393       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $0.83    $1.34    $1.29    $1.13    $1.10    $1.01    $0.80    $1.00
Accumulation unit value at end
of period                        $1.03    $0.83    $1.34    $1.29    $1.13    $1.10    $1.01    $0.80
Number of accumulation units
outstanding at end of period
(000 omitted)                    4,568    5,854    8,187    9,874   10,825    9,241    5,428    1,648
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.07    $1.11    $1.07    $1.04    $1.04    $1.04    $1.04    $1.00
Accumulation unit value at end
of period                        $1.12    $1.07    $1.11    $1.07    $1.04    $1.04    $1.04    $1.04
Number of accumulation units
outstanding at end of period
(000 omitted)                   11,135   13,972   12,745   15,464   16,802   16,700   13,079    7,646
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $0.65    $1.18    $1.16    $1.05    $0.98    $0.92    $0.76    $1.00
Accumulation unit value at end
of period                        $0.88    $0.65    $1.18    $1.16    $1.05    $0.98    $0.92    $0.76
Number of accumulation units
outstanding at end of period
(000 omitted)                    4,530    6,110   10,992   13,741   13,519    4,079    2,868      392
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at
beginning of period              $0.78    $1.30    $1.33    $1.13    $1.09    $1.00       --       --
Accumulation unit value at end
of period                        $0.97    $0.78    $1.30    $1.33    $1.13    $1.09       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      429      584      789      734      632      499       --       --
---------------------------------------------------------------------------------------------------------------------




 88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $0.95    $1.57    $1.66    $1.51    $1.45    $1.24    $0.85    $1.00
Accumulation unit value at end
of period                        $1.32    $0.95    $1.57    $1.66    $1.51    $1.45    $1.24    $0.85
Number of accumulation units
outstanding at end of period
(000 omitted)                      971    1,315    2,098    3,358    3,917    3,802    2,139      516
---------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.67    $3.65    $2.68    $2.02    $1.53    $1.25    $0.90    $1.00
Accumulation unit value at end
of period                        $2.87    $1.67    $3.65    $2.68    $2.02    $1.53    $1.25    $0.90
Number of accumulation units
outstanding at end of period
(000 omitted)                    3,600    5,787    5,242    5,716    4,677    1,199      318      121
---------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (02/13/2002)
Accumulation unit value at
beginning of period              $1.13    $1.92    $1.73    $1.41    $1.25    $1.08    $0.85    $1.00
Accumulation unit value at end
of period                        $1.42    $1.13    $1.92    $1.73    $1.41    $1.25    $1.08    $0.85
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,829    2,197    3,162    3,800    3,647    2,172      496      105
---------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at
beginning of period              $0.67    $1.11    $1.08    $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.87    $0.67    $1.11    $1.08       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   17,879   12,896    9,646   10,682       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at
beginning of period              $0.83    $1.33    $1.27    $1.11    $1.12    $1.00       --       --
Accumulation unit value at end
of period                        $1.12    $0.83    $1.33    $1.27    $1.11    $1.12       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                      389      614      980    1,141    1,193      732       --       --
---------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period              $1.12    $1.66    $1.77    $1.49    $1.42    $1.20    $0.88    $1.00
Accumulation unit value at end
of period                        $1.52    $1.12    $1.66    $1.77    $1.49    $1.42    $1.20    $0.88
Number of accumulation units
outstanding at end of period
(000 omitted)                    9,298   11,506   12,216   10,437   11,559    7,783    5,093    2,665
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at
beginning of period              $0.83    $1.30    $1.35    $1.18    $1.15    $1.00       --       --
Accumulation unit value at end
of period                        $1.05    $0.83    $1.30    $1.35    $1.18    $1.15       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                   15,447   21,701   27,381   32,887   26,831    6,418       --       --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at
beginning of period              $0.61    $1.10    $1.22    $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.85    $0.61    $1.10    $1.22       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    4,848    7,113    4,961    4,670       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at
beginning of period              $0.63    $1.19    $0.99    $1.00       --       --       --       --
Accumulation unit value at end
of period                        $0.98    $0.63    $1.19    $0.99       --       --       --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,240    1,487    1,490    3,111       --       --       --       --
---------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (02/13/2002)
Accumulation unit value at
beginning of period              $1.66    $3.08    $2.68    $1.98    $1.65    $1.28    $0.87    $1.00
Accumulation unit value at end
of period                        $2.45    $1.66    $3.08    $2.68    $1.98    $1.65    $1.28    $0.87
Number of accumulation units
outstanding at end of period
(000 omitted)                    7,020    8,509   10,565   12,918   11,470    5,817    2,667    1,055
---------------------------------------------------------------------------------------------------------------------
WANGER USA (02/13/2002)
Accumulation unit value at
beginning of period              $1.02    $1.71    $1.64    $1.54    $1.40    $1.20    $0.85    $1.00
Accumulation unit value at end
of period                        $1.43    $1.02    $1.71    $1.64    $1.54    $1.40    $1.20    $0.85
Number of accumulation units
outstanding at end of period
(000 omitted)                   11,266   14,444   19,504   23,503   23,080   15,408    8,442    3,131
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (02/13/2002)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at
beginning of period              $0.98    $1.40    $1.32    $1.19    $1.15    $1.06    $0.88    $1.00
Accumulation unit value at end
of period                        $1.12    $0.98    $1.40    $1.32    $1.19    $1.15    $1.06    $0.88
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,012    1,711    1,996    2,159    2,480    2,738    2,182      770
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (02/13/2002)
Accumulation unit value at
beginning of period              $0.91    $1.63    $1.47    $1.23    $1.13    $1.05    $0.81    $1.00
Accumulation unit value at end
of period                        $1.02    $0.91    $1.63    $1.47    $1.23    $1.13    $1.05    $0.81
Number of accumulation units
outstanding at end of period
(000 omitted)                      147      157      370      403      576      551      374       80
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at
beginning of period              $0.87    $1.47    $1.39    $1.25    $1.18    $1.01    $0.75    $1.00
Accumulation unit value at end
of period                        $1.27    $0.87    $1.47    $1.39    $1.25    $1.18    $1.01    $0.75
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,067    1,472    2,414    3,081    3,829    3,698    3,344    1,985
---------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  89

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                2009     2008     2007     2006     2005     2004     2003     2002
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (02/13/2002)
Accumulation unit value at
beginning of period              $0.87    $1.51    $1.34    $1.10    $1.05    $0.94    $0.67    $1.00
Accumulation unit value at end
of period                        $1.31    $0.87    $1.51    $1.34    $1.10    $1.05    $0.94    $0.67
Number of accumulation units
outstanding at end of period
(000 omitted)                    1,388    1,360    1,799    1,527    1,557    1,643    1,441      387
---------------------------------------------------------------------------------------------------------------------







 90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts.................  p. 3
Rating Agencies.............................  p. 4
Revenues Received During Calendar Year
  2009......................................  p. 4
Principal Underwriter.......................  p. 5
Independent Registered Public Accounting
  Firm......................................  p. 5
Financial Statements






RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  91

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 862-7919

           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.


     (C) 2008-2010 RiverSource Life Insurance Company. All rights reserved.


S-6406 N (4/10)

PROSPECTUS


APRIL 30, 2010


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE ANNUITY

RIVERSOURCE

RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New RiverSource Retirement Advisor Advantage Plus and RiverSource Retirement Advisor Select Plus contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10/RIVERSOURCE ACCOUNT MGA

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:


Alliance Bernstein Variable Products Series Fund, Inc.

American Century Variable Portfolios, Inc.
Calvert Variable Series, Inc.
Columbia Funds Variable Insurance Trust
Credit Suisse Trust
Eaton Vance Variable Trust
Evergreen Variable Annuity Trust
Fidelity(R) Variable Insurance Products - Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products Trust   (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)

Invesco Variable Insurance Funds


(previously AIM Variable Insurance Funds)

Janus Aspen Series: Service Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM)
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds - Service Shares
PIMCO Variable Insurance Trust (VIT)
Putnam Variable Trust - Class IB Shares
RiverSource Variable Series Trust (RVST)
The Universal Institutional Funds, Inc.
Van Kampen Life Investment Trust
Wanger Advisors Trust
Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                               VARIABLE ANNUITY -- PROSPECTUS  1

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS...................................    3
THE CONTRACT IN BRIEF.......................    6
EXPENSE SUMMARY.............................    8
CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................   16
FINANCIAL STATEMENTS........................   16
THE VARIABLE ACCOUNT AND THE FUNDS..........   16
GUARANTEE PERIOD ACCOUNTS (GPAS)............   27
THE FIXED ACCOUNT...........................   28
THE SPECIAL DCA ACCOUNT.....................   29
BUYING YOUR CONTRACT........................   29
CHARGES.....................................   32
VALUING YOUR INVESTMENT.....................   38
MAKING THE MOST OF YOUR CONTRACT............   40
SURRENDERS..................................   50
TSA -- SPECIAL PROVISIONS...................   51
CHANGING OWNERSHIP..........................   52
BENEFITS IN CASE OF DEATH -- STANDARD DEATH
  BENEFIT...................................   52
OPTIONAL BENEFITS...........................   54
THE ANNUITY PAYOUT PERIOD...................   67
TAXES.......................................   69
VOTING RIGHTS...............................   72
SUBSTITUTION OF INVESTMENTS.................   73
ABOUT THE SERVICE PROVIDERS.................   73
ADDITIONAL INFORMATION......................   74
APPENDIX A: EXAMPLE -- MARKET VALUE
  ADJUSTMENT (MVA)..........................   76
APPENDIX B: EXAMPLE -- SURRENDER CHARGES....   78
APPENDIX C: EXAMPLE -- OPTIONAL BENEFITS....   82
APPENDIX D: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................   87
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  116





 2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.


ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

- current or retired Ameriprise financial advisors and their spouses (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Program.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                               VARIABLE ANNUITY -- PROSPECTUS  3

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in the Portfolio Navigator program. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A natural person or persons (including a revocable trust) who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.


PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM): This is a program in which you are required to participate through the choice of a PN program model portfolio or investment option if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider. If you do not select the Accumulation Benefit rider or the Withdrawal Benefit rider, you may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge. Prior to May 10, 2010, the program required adding a rider for an additional charge. Beginning May 10, 2010, the rider is not required to select the PN program, and there is no additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code



- Roth IRAs including inherited Roth IRAs under Section 408A of the Code


- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.


All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.


RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, PN, Accumulation Benefit and/or Withdrawal Benefit rider. Beginning May 10, 2010, the PN rider is not required to select the PN program. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each

 4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                               VARIABLE ANNUITY -- PROSPECTUS  5

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, fixed account, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value (reflecting any applicable
MVA), less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see "Guarantee Period Accounts
  (GPAs)")

- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")

- the Special DCA account, when available. (see "The Fixed Account -- The Special DCA Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. GPAs and fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")


OPTIONAL BENEFITS: These contracts offer optional living and death benefits that are available for additional charges if you meet certain criteria. Optional living benefits require your participation in the PN program, which may limit transfers and


 6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")


ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (See "The Annuity Payout Period")


TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (See "Taxes")


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                               VARIABLE ANNUITY -- PROSPECTUS  7

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.(*)

                                                       SEVEN-YEAR SCHEDULE
                     NUMBER OF COMPLETED
                   YEARS FROM DATE OF EACH                                                 SURRENDER CHARGE
                      PURCHASE PAYMENT                                                        PERCENTAGE
                              0                                                                    7%

                              1                                                                    7

                              2                                                                    7

                              3                                                                    6

                              4                                                                    5

                              5                                                                    4

                              6                                                                    2

                              7+                                                                   0







                     SEVEN-YEAR SCHEDULE                                                  TEN-YEAR SCHEDULE*
                     NUMBER OF COMPLETED                                                  NUMBER OF COMPLETED
                   YEARS FROM DATE OF EACH                                              YEARS FROM DATE OF EACH
                      PURCHASE PAYMENT                                                     PURCHASE PAYMENT
                              0                                                                    0

                              1                                                                    1

                              2                                                                    2

                              3                                                                    3

                              4                                                                    4

                              5                                                                    5

                              6                                                                    6

                              7+                                                                   7

                                                                                                   8

                                                                                                   9

                                                                                                  10+

                     SEVEN-YEAR SCHEDULE
                     NUMBER OF COMPLETED                                                  TEN-YEAR SCHEDULE*
                   YEARS FROM DATE OF EACH                                                 SURRENDER CHARGE
                      PURCHASE PAYMENT                                                        PERCENTAGE
                              0                                                                    8%

                              1                                                                    8

                              2                                                                    8

                              3                                                                    7

                              4                                                                    7

                              5                                                                    6

                              6                                                                    5

                              7+                                                                   4

                                                                                                   3

                                                                                                   2

                                                                                                   0



* The ten-year surrender charge schedule is not available for contracts issued in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary for all payments regardless of when payments are made.


SURRENDER CHARGE FOR RAVA SELECT PLUS (EXCEPT TEXAS)

(Contingent deferred sales load as a percentage of purchase payment surrendered)

                  YEARS FROM CONTRACT DATE                                       SURRENDER CHARGE PERCENTAGE
                              1                                                               7%

                              2                                                               7

                              3                                                               7

                              Thereafter                                                      0



SURRENDER CHARGE FOR RAVA SELECT PLUS IN TEXAS

(Contingent deferred sales load)

                                                                                        SURRENDER CHARGE PERCENTAGE
                                                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                             IN CONTRACT YEAR
               PAYMENTS MADE IN CONTRACT YEAR                                                        1
                              1                                                                     8%

                              2

                              3

                              Thereafter

                                                                                        SURRENDER CHARGE PERCENTAGE
                                                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                             IN CONTRACT YEAR
               PAYMENTS MADE IN CONTRACT YEAR                                                        2
                              1                                                                     7%

                              2                                                                      8

                              3

                              Thereafter

                                                                                        SURRENDER CHARGE PERCENTAGE
                                                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                             IN CONTRACT YEAR
               PAYMENTS MADE IN CONTRACT YEAR                                                        3
                              1                                                                     6%

                              2                                                                      7

                              3                                                                      8

                              Thereafter

                                                                                        SURRENDER CHARGE PERCENTAGE
                                                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                             IN CONTRACT YEAR
               PAYMENTS MADE IN CONTRACT YEAR                                                   THEREAFTER
                              1                                                                     0%

                              2                                                                      0

                              3                                                                      0

                              Thereafter                                                             0



SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


 8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE


                                                                      MAXIMUM: $50*     CURRENT: $30


(We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

OPTIONAL RIDER FEES
(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)



ROPP RIDER FEE                                                      MAXIMUM: 0.30%     CURRENT: 0.20%

MAV RIDER FEE                                                       MAXIMUM: 0.35%     CURRENT: 0.25%

5-YEAR MAV RIDER FEE                                                MAXIMUM: 0.20%     CURRENT: 0.10%

EEB RIDER FEE                                                       MAXIMUM: 0.40%     CURRENT: 0.30%

EEP RIDER FEE                                                       MAXIMUM: 0.50%     CURRENT: 0.40%

PN RIDER FEE*                                                       MAXIMUM: 0.20%     CURRENT: 0.10%

ACCUMULATION BENEFIT RIDER FEE                                      MAXIMUM: 2.50%     CURRENT: 0.60%

WITHDRAWAL BENEFIT RIDER FEE                                        MAXIMUM: 2.50%     CURRENT: 0.60%




* Beginning May 10, 2010, the rider is not required to select the PN program and this fee will no longer apply. For contract holders who currently participate in the PN program, beginning May 10, 2010, the PN rider fee will be $0.


ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:                                         RAVA ADVANTAGE PLUS           RAVA SELECT PLUS

FOR NONQUALIFIED ANNUITIES                                                      0.95%                       1.20%

FOR QUALIFIED ANNUITIES                                                         0.75%                       1.00%

FOR BAND 3 ANNUITIES                                                            0.55%                       0.75%




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                               VARIABLE ANNUITY -- PROSPECTUS  9

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2009, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                        MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense reimbursements           0.50%                1.67%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Global Thematic Growth Portfolio           0.75%      0.25%    0.25%           --%          1.25%
(Class B)
(previously AllianceBernstein VPS Global Technology
Portfolio (Class B))


AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.08            --           0.88


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.08            --           1.08
B)


American Century VP International, Class II                      1.26       0.25     0.01          0.01           1.53


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.87       0.25       --            --           1.12


Calvert Variable Series, Inc. VP SRI Social Balanced             0.70         --     0.21            --           0.91
Portfolio


Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.14            --           1.17(1)


Columbia Marsico Growth Fund, Variable Series, Class A           0.91         --     0.02            --           0.93(1)


Columbia Marsico International Opportunities Fund, Variable      1.02       0.25     0.17            --           1.44(1)
Series, Class B


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.45            --           1.20(2)


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.25     0.33            --           1.15


Evergreen VA International Equity Fund - Class 2                 0.43       0.25     0.22            --           0.90


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Growth & Income Portfolio Service Class 2        0.46       0.25     0.14            --           0.85


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12


FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.31            --           1.36(3)
2


FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.52       0.25     0.18          0.03           0.98(4)


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.18            --           1.03


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.06            --           0.86


Goldman Sachs VIT Structured U.S. Equity                         0.64         --     0.08            --           0.72(5)
Fund - Institutional Shares


Invesco V.I. Capital Appreciation Fund, Series II Shares         0.62       0.25     0.29          0.01           1.17
(previously AIM V.I. Capital Appreciation Fund, Series II
Shares)


Invesco V.I. Capital Development Fund, Series II Shares          0.75       0.25     0.36          0.01           1.37(6)
(previously AIM V.I. Capital Development Fund, Series II
Shares)


Invesco V.I. Financial Services Fund, Series I Shares            0.75         --     0.53          0.01           1.29
(previously AIM V.I. Financial Services Fund, Series I
Shares)


Invesco V.I. Global Health Care Fund, Series II Shares           0.75       0.25     0.39          0.01           1.40
(previously AIM V.I. Global Health Care Fund, Series II
Shares)




 10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Invesco V.I. International Growth Fund, Series II Shares         0.71%      0.25%    0.33%         0.02%          1.31%
(previously AIM V.I. International Growth Fund, Series II
Shares)


Invesco V.I. Technology Fund, Series I Shares                    0.75         --     0.44          0.01           1.20
(previously AIM V.I. Technology Fund, Series I Shares)


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.03            --           0.92


Legg Mason ClearBridge Variable Small Cap Growth Portfolio,      0.75         --     0.17            --           0.92
Class I
(previously Legg Mason Partners Variable Small Cap Growth
Portfolio, Class I)


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.11            --           1.11


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.13            --           1.28


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.09            --           1.07


Neuberger Berman Advisers Management Trust International         1.15       0.25     0.26          0.01           1.67(7)
Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares            0.64       0.25     0.11            --           1.00


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.55       0.25     0.10          0.03           0.93(8)
(previously Oppenheimer Strategic Bond Fund/VA, Service
Shares)


Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.71       0.25     0.19            --           1.15(9)


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.69           1.37


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.19          0.01           1.08(10)


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.20            --           1.15(11)


Putnam VT Vista Fund - Class IB Shares                           0.59       0.25     0.20          0.01           1.05(10)


RVST Disciplined Asset Allocation Portfolios - Aggressive          --       0.25     0.32          0.69           1.26(12)


RVST Disciplined Asset Allocation Portfolios - Conservative        --       0.25     0.21          0.63           1.09(12)


RVST Disciplined Asset Allocation Portfolios - Moderate            --       0.25     0.14          0.66           1.05(12)


RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.17          0.67           1.09(12)
Aggressive


RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.19          0.64           1.08(12)
Conservative


RVST RiverSource Variable Portfolio - Balanced Fund (Class       0.46       0.13     0.14            --           0.73
3)


RVST RiverSource Variable Portfolio - Cash Management Fund       0.33       0.13     0.18            --           0.64
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.14            --           0.71
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Equity         0.50       0.13     0.13            --           0.76
Income Fund (Class 3)


RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.14          0.01           0.72
(Class 3)


RVST RiverSource Variable Portfolio - Global Bond Fund           0.66       0.13     0.18            --           0.97(13)
(Class 3)


RVST RiverSource Variable Portfolio - Global Inflation           0.43       0.13     0.15            --           0.71(13)
Protected Securities Fund (Class 3)


RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.14            --           0.86
(Class 3)


RVST RiverSource Variable Portfolio - Income Opportunities       0.60       0.13     0.15            --           0.88
Fund (Class 3)


RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.80       0.13     0.14            --           1.07(13)
(Class 3)


RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.58       0.13     0.14            --           0.85
(Class 3)


RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.15            --           0.50(13)
(Class 3)


RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.15            --           0.76
Government Fund (Class 3)


RVST Seligman Variable Portfolio - Growth Fund (Class 3)         0.52       0.13     0.15            --           0.80


RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.61       0.13     0.50            --           1.24(13)
(Class 3)


RVST Seligman Variable Portfolio - Smaller-Cap Value Fund        0.80       0.13     0.16            --           1.09(13)
(Class 3)


RVST Threadneedle Variable Portfolio - Emerging Markets          1.08       0.13     0.21            --           1.42(13)
Fund (Class 3)


RVST Threadneedle Variable Portfolio - International             0.85       0.13     0.18            --           1.16
Opportunity Fund (Class 3)


RVST Variable Portfolio - Davis New York Venture Fund            0.68       0.13     0.13            --           0.94(13)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Fundamental Value Fund)


RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund       0.81       0.13     0.62            --           1.56(13)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Select Value Fund)


RVST Variable Portfolio - Partners Small Cap Value Fund          0.99       0.13     0.15          0.02           1.29(13)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Small Cap Value Fund)


RVST Variable Portfolio - Aggressive Portfolio (Class 2)           --       0.25     0.04          0.77           1.06(14)


RVST Variable Portfolio - Aggressive Portfolio (Class 4)           --       0.25     0.04          0.77           1.06(14),(15)




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  11

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Variable Portfolio - Conservative Portfolio (Class 2)         --%      0.25%    0.04%         0.62%          0.91%(14)


RVST Variable Portfolio - Conservative Portfolio (Class 4)         --       0.25     0.04          0.62           0.91(14),(15)


RVST Variable Portfolio - Moderate Portfolio (Class 2)             --       0.25     0.04          0.70           0.99(14)


RVST Variable Portfolio - Moderate Portfolio (Class 4)             --       0.25     0.04          0.70           0.99(14),(15)


RVST Variable Portfolio - Moderately Aggressive Portfolio          --       0.25     0.04          0.74           1.03(14)
(Class 2)


RVST Variable Portfolio - Moderately Aggressive Portfolio          --       0.25     0.04          0.74           1.03(14),(15)
(Class 4)


RVST Variable Portfolio - Moderately Conservative Portfolio        --       0.25     0.04          0.66           0.95(14)
(Class 2)


RVST Variable Portfolio - Moderately Conservative Portfolio        --       0.25     0.04          0.66           0.95(14),(15)
(Class 4)


Van Kampen Life Investment Trust Comstock Portfolio, Class       0.56       0.25     0.06            --           0.87
II Shares


Van Kampen's UIF Global Real Estate Portfolio, Class II          0.85       0.35     0.36          0.01           1.57
Shares


Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares       0.75       0.35     0.31          0.01           1.42


Wanger International                                             0.85         --     0.20            --           1.05


Wanger USA                                                       0.86         --     0.12            --           0.98


Wells Fargo Advantage VT Opportunity Fund                        0.75       0.25     0.32          0.02           1.34(16)


Wells Fargo Advantage VT Small Cap Growth Fund                   0.75       0.25     0.26          0.01           1.27(16)





   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% for Columbia High Yield Fund, Variable Series, Class B, 1.05% for Columbia Marsico Growth Fund, Variable Series, Class A and 1.20% for Columbia Marsico International Opportunities Fund, Variable Series, Class B, of the Fund's average daily net assets on an annualized basis. These arrangements may be modified or terminated by the Advisor at any time.


 (2) Credit Suisse fee waivers and expense reimbursements are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.15%.


 (4) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.96%.


 (5) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. Prior to July 1, 2009, this fee as a percentage of average daily net assets was 0.044% of the Fund. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (6) The Advisor has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. After fee waivers and expense reimbursements net expenses would be 1.36%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.


 (7) Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2013, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses for an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.52%.


 (8) The Manager will voluntarily waive and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC.


 (9) The Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that the expenses, as percentages of daily net assets will not exceed the annual rate of 1.05%. This voluntary undertaking may be amended or withdrawn at any time.


(10) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.


(11) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010 and changes in the fund's investor servicing contract.


(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.



 12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 0.97% for RVST RiverSource Variable Portfolio - Global Bond Fund (Class 3), 0.76% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Class 3), 1.08% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3), 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3), 1.05% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3), 1.15% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 3), 1.53% for RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3), 0.99% for RVST Variable Portfolio - Davis New York Venture Fund (Class 3), 1.20% for RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class
     3) and 1.20% for RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(14) Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 and Class 4 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for each of the Class 2 and Class 4 shares of the Fund's.


(15) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for RVST Variable
     Portfolio - Aggressive Portfolio (Class 4), 0.86% for RVST Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for RVST Variable Portfolio - Moderate Portfolio (Class 4), 0.98% RVST Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for RVST Variable Portfolio -- Moderately Conservative Portfolio (Class 4).


(16) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The adviser has contractually agreed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed: 1.09% for Wells Fargo Advantage VT Opportunity Fund and 1.21% for Wells Fargo Advantage VT Small Cap Growth Fund. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  13

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.


THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV, EEP and Withdrawal Benefit or Accumulation Benefit(1),(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule(3)          $1,451      $2,729      $3,887      $6,458           $651       $1,929      $3,187      $6,258

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule              1,351       2,629       3,687       6,258            651        1,929       3,187       6,258

RAVA SELECT PLUS      1,376       2,700       3,302       6,460            676        2,000       3,302       6,460

RAVA SELECT
PLUS - TEXAS          1,476       2,600       3,302       6,460            676        2,000       3,302       6,460





                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule(3)          $1,431      $2,671      $3,795      $6,293           $631       $1,871      $3,095      $6,093

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule              1,331       2,571       3,595       6,093            631        1,871       3,095       6,093

RAVA SELECT PLUS      1,356       2,643       3,210       6,299            656        1,943       3,210       6,299

RAVA SELECT
PLUS - TEXAS          1,456       2,543       3,210       6,299            656        1,943       3,210       6,299





                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY       1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS - BAND 3

With a ten-year
surrender charge
schedule(3)          $1,411      $2,615      $3,703      $6,125           $611       $1,815      $3,003      $5,925

RAVA ADVANTAGE
PLUS - BAND 3

With a seven-year
surrender charge
schedule              1,311       2,515       3,503       5,925            611        1,815       3,003       5,925

RAVA SELECT
PLUS - BAND 3         1,331       2,571       3,095       6,093            631        1,871       3,095       6,093

RAVA SELECT
PLUS - TEXAS - B-
AND 3                 1,431       2,471       3,095       6,093            631        1,871       3,095       6,093




MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds.(4) They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule(3)          $  979      $1,350      $1,643      $2,223           $179        $550       $  943      $2,023

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule                879       1,250       1,443       2,023            179         550          943       2,023

RAVA SELECT PLUS        904       1,328       1,074       2,296            204         628        1,074       2,296

RAVA SELECT
PLUS - TEXAS          1,004       1,228       1,074       2,296            204         628        1,074       2,296





 14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule(3)           $958       $1,288      $1,536      $1,999           $158        $488        $836       $1,799

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule               858        1,188       1,336       1,799            158         488         836        1,799

RAVA SELECT PLUS       884        1,266         969       2,078            184         566         969        2,078

RAVA SELECT
PLUS - TEXAS           984        1,166         969       2,078            184         566         969        2,078






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY       1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS - BAND 3

With a ten-year
surrender charge
schedule(3)           $938       $1,225      $1,429      $1,771           $138        $425        $729       $1,571

RAVA ADVANTAGE
PLUS - BAND 3

With a seven-year
surrender charge
schedule               838        1,125       1,229       1,571            138         425         729        1,571

RAVA SELECT
PLUS - BAND 3          858        1,188         836       1,799            158         488         836        1,799

RAVA SELECT
PLUS - TEXAS - B-
AND 3                  958        1,088         836       1,799            158         488         836        1,799




(1) In these examples, the contract administrative charge is $50.


(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

(3) In Connecticut and Utah, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.


(4) In these examples, the contract administrative charge is $30.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  15

CONDENSED FINANCIAL INFORMATION



You can find unaudited condensed financial information for the subaccounts in Appendix D.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.


THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example,

 16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS
  various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, Variable Portfolio funds, Seligman Variable Portfolio funds, Threadneedle Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio funds of funds. In addition, on Sept. 29, 2009, Ameriprise Financial, Inc. entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the second quarter of 2010. Certain separate accounts invest in funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  17

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


 18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Thematic Growth
Portfolio (Class
B) (previously
AllianceBernstein
VPS Global
Technology
Portfolio (Class
B))
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc. VP    actively managed portfolio of stocks, bonds  Company, Inc., adviser.
SRI Social         and money market instruments which offer     New Amsterdam Partners,
Balanced           income and capital growth opportunity and    LLP, subadviser on
Portfolio          which satisfy Portfolio's investment and     equity portion; no
                   social criteria.                             subadviser on fixed-
                                                                income portion.
----------------------------------------------------------------------------------------

Columbia High      Seeks total return, consisting of a high     Columbia Management
Yield Fund,        level of income and capital appreciation.    Investment Advisers,
Variable Series,                                                LLC, advisor; MacKay
Class B                                                         Shields LLC, subadviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
Growth Fund,                                                    Investment Advisers,
Variable Series,                                                LLC, adviser; Marsico
Class A                                                         Capital Management, LLC,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
International                                                   Investment Advisers,
Opportunities                                                   LLC, adviser; Marsico
Fund, Variable                                                  Capital Management, LLC,
Series, Class B                                                 sub-adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks long-term capital growth and           Evergreen Investment
International      secondarily, modest income.                  Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  19

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            FMR, investment manager;
Growth & Income    combination of current income and capital    FMR U.K., FMR Far East,
Portfolio Service  appreciation. Normally invests a majority    sub-advisers.
Class 2            of assets in common stocks with a focus on
                   those that pay current dividends and show
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class 2    Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class 2            countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund -
Institutional
Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund -
Institutional
Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks growth of capital.                     Invesco Advisers, Inc.
Capital
Appreciation
Fund, Series II
Shares
(previously AIM
V.I. Capital
Appreciation
Fund, Series II
Shares)
----------------------------------------------------------------------------------------




 20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Development Fund,
Series II Shares
(previously AIM
V.I. Capital
Development Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Financial
Services Fund,
Series I Shares
(previously AIM
V.I. Financial
Services Fund,
Series I Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Global Health
Care Fund, Series
II Shares
(previously AIM
V.I. Global
Health Care Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
(previously AIM
V.I.
International
Growth Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Technology Fund,
Series I Shares
(previously AIM
V.I. Technology
Fund, Series I
Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
----------------------------------------------------------------------------------------

Legg Mason         Seeks long-term growth of capital.           Legg Mason Partners Fund
ClearBridge                                                     Advisor, LLC, adviser;
Variable Small                                                  ClearBridge Advisors,
Cap Growth                                                      LLC, sub-adviser.
Portfolio, Class
I (previously
Legg Mason
Partners Variable
Small Cap Growth
Portfolio, Class
I)
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management LLC
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  21

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Global Strategic   principally derived from interest on debt
Income Fund/VA,    securities.
Service Shares
(previously
Oppenheimer
Strategic Bond
Fund/VA, Service
Shares)
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC
Equity
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios -       risk. This is a "fund of funds" and seeks
Aggressive         to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios -       risk. This is a "fund of funds" and seeks
Conservative       to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios -       This is a "fund of funds" and seeks to
Moderate           achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------




 22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios -       of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios -       level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio -        current income.
Balanced Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio -        investment for the longest period of time.
Diversified Bond
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio -
Diversified
Equity Income
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio -
Dynamic Equity
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio -        capital.
Global Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio -        over the long-term.
Global Inflation
Protected
Securities Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio -
Income
Opportunities
Fund (Class 3)
----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  23

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio -
Growth Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio -
Larger-Cap Value
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio -                                                     Capital Management LLC,
Smaller-Cap Value                                               sub-adviser.
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio -                                                     Threadneedle
Emerging Markets                                                International Limited,
Fund (Class 3)                                                  an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation                   RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio -                                                     Threadneedle
International                                                   International Limited,
Opportunity Fund                                                an indirect wholly-owned
(Class 3)                                                       subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Davis                                               LLC, adviser; Davis
New York Venture                                                Selected Advisers, L.P.,
Fund (Class 3)                                                  subadviser.
(previously RVST
RiverSource
Partners Variable
Portfolio -
Fundamental Value
Fund)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term growth of capital.           RiverSource Investments,
Portfolio - Gold-                                               LLC, adviser; Systematic
man Sachs Mid Cap                                               Financial Management,
Value Fund (Class                                               L.P. and WEDGE Capital
3) (previously                                                  Management L.L.P., sub-
RVST RiverSource                                                advisers.
Partners Variable
Portfolio -
Select Value Fund)
----------------------------------------------------------------------------------------



 24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks long-term capital appreciation.        RiverSource Investments,
Portfolio -                                                     LLC, adviser; Barrow,
Partners Small Cap                                              Hanley, Mewhinney &
Value Fund (Class                                               Strauss, Inc., Denver
3) (previously                                                  Investment Advisors LLC,
RVST RiverSource                                                Donald Smith & Co.,
Partners Variable                                               Inc., River Road Asset
Portfolio - Small                                               Management, LLC and
Cap Value Fund)                                                 Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with an aggressive level of       LLC
Aggressive         risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with an aggressive level of       LLC
Aggressive         risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a conservative level of      LLC
Conservative       risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a conservative level of      LLC
Conservative       risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a moderate level of risk.    LLC
Moderate Portfolio This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a moderate level of risk.    LLC
Moderate Portfolio This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  25

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a moderately aggressive      LLC
Moderately         level of risk. This is a "fund of funds"
Aggressive         and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a moderately aggressive      LLC
Moderately         level of risk. This is a "fund of funds"
Aggressive         and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a moderately conservative    LLC
Moderately         level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio -        consistent with a moderately conservative    LLC
Moderately         level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen's UIF   Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen's UIF   Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.

----------------------------------------------------------------------------------------



 26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------



GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available for contracts in some states.


Currently, unless the PN program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. The required minimum investment in each GPA is $1,000. These accounts are not offered after annuity payouts begin.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonannuitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.


We hold amounts you allocate to the GPAs in a "nonannuitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

- Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

- Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  27

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the Withdrawal Benefit rider, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

- death benefits;

- amounts surrendered for fees and charges;


- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis; and



- amounts surrendered from the GPA within 30 days prior to the end of the guarantee period.




When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:


IF YOUR GPA RATE IS:                                  THE MVA IS:

Less than the new GPA rate + 0.10%                    Negative

Equal to the new GPA rate + 0.10%                     Zero

Greater than the new GPA rate + 0.10%                 Positive


For an example, see Appendix A.

THE FIXED ACCOUNT


Unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and


 28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

RiverSource Life's revenues and expenses. Subject to state law limitations, we reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

THE SPECIAL DCA ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times.* We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

*) For contracts purchased in Oregon the Special DCA account is available at all times.

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the fixed account and/or to the Special DCA account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments.")

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE



Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.



Generally, the settlement date must be no later than the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  29
settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.



Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts using the contract's default option of Annuity Payout Plan B -- life annuity with 10 years certain will begin on the settlement date, and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.



If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.




BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their complete claim. A beneficiary will bear the investment risk if the variable account until we receive the beneficiary's complete claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS*
MINIMUM ALLOWABLE PURCHASE PAYMENTS(**)

If paying by installments under a scheduled payment plan:
  $23.08 biweekly, or
  $50 per month


                                                   RAVA ADVANTAGE PLUS              RAVA SELECT PLUS

If paying by any other method:
 initial payment for qualified annuities                  $1,000                         $ 2,000

 initial payment for nonqualified annuities                2,000                          10,000

 for any additional payments                                  50                              50



   * RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.
  ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in Illinois and New Jersey.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(***) (without corporate office approval) based on your age on the effective date of the contract:


                                                   RAVA ADVANTAGE PLUS              RAVA SELECT PLUS

For the first year:
 through age 85                                          $999,999                       $999,999

 for ages 86 to 90                                        100,000                        100,000

For each subsequent year:
 through age 85                                           100,000                        100,000

 for ages 86 to 90                                         50,000                         50,000


  ***These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


We will consider your contract void from the start if we do not receive your initial purchase payment within 180 days of the application signed date.


Effective Jan. 26, 2009, no additional purchase payments are allowed for contracts with the Withdrawal Benefit rider or Enhanced Withdrawal Benefit rider, subject to state restrictions.

For contracts issued in all states except those listed below, certain exceptions apply and the following additional purchase payments will be allowed on/after Jan. 26, 2009:

a. Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.


 30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

b. Current tax year contributions for TSAs up to the annual limit set by the IRS.

c. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts except TSAs. This maximum applies to IRAs, Roth IRAs, SIMPLE IRAs, and SEP plans.

(1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).

For Contracts Issued in Florida, New Jersey, and Oregon:

For contracts with the Withdrawal Benefit rider and Enhanced Withdrawal Benefit rider issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges, rollovers and transfers listed on the annuity application and received within 180 days for the contract issue date.

We reserve the right to change these current rules at any time, subject to state restrictions.

Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract.

Subject to state regulatory requirements, we reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

   1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

    2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS
FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

  - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

  - if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received:

   - if you elect the ten-year surrender charge schedule for your contract*.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  31

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; (2) a request for surrender charge waiver due to Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) your settlement of the contract under an annuity payout plan.*

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.
* The ten-year surrender charge under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract only.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. The contract administrative charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*

We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.
* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.


 32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:


                                                   RAVA ADVANTAGE PLUS              RAVA SELECT PLUS

For nonqualified annuities                                 0.95%                          1.20%

For qualified annuities                                    0.75%                          1.00%

For Band 3 annuities                                       0.55%                          0.75%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs, the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:


CONTRACTS WITHOUT WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.


CONTRACTS WITH WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings; or

- the Remaining Benefit Payment.

* We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the fixed account or the Special DCA account.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  33

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:
For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:


            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                            NUMBER OF COMPLETED      SURRENDER CHARGE
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH       PERCENTAGE
  PURCHASE PAYMENT            PERCENTAGE           PURCHASE PAYMENT

           0                       7%                      0                      8%

           1                       7                       1                      8

           2                       7                       2                      8

           3                       6                       3                      7

           4                       5                       4                      7

           5                       4                       5                      6

           6                       2                       6                      5

           7+                      0                       7                      4

                                                           8                      3

                                                           9                      2

                                                          10+                     0



* The ten-year surrender charge schedule under RAVA Advantage Plus is not available in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary for all payments regardless of when payments are made.


SURRENDER CHARGE UNDER RAVA SELECT PLUS (EXCEPT TEXAS):
For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:


CONTRACT YEAR    SURRENDER CHARGE PERCENTAGE
1                             7%

2                             7

3                             7

Thereafter                    0


SURRENDER CHARGE UNDER RAVA SELECT PLUS IN TEXAS:
For purposes of calculating any surrender charge under RAVA Select Plus in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.


 34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:


                                                          SURRENDER CHARGE PERCENTAGE
                                                     (AS A PERCENTAGE OF PURCHASE PAYMENTS
                                                                  SURRENDERED)
                                                                IN CONTRACT YEAR
PAYMENTS MADE IN CONTRACT YEAR                     1          2          3         THEREAFTER

               1                                   8%         7%         6%             0%

               2                                              8          7              0

               3                                                         8              0

                 Thereafter                                                             0


PARTIAL SURRENDERS:
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge, plus or minus any applicable MVA.

For an example, see Appendix B.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- amounts surrendered after the tenth contract anniversary in Alabama, Massachusetts, Washington and Oregon;


- to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;


- contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;

- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you are or your spouse is confined to a nursing home or hospital and have been for 60 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  35

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the subaccounts and the fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect the Accumulation Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the charge.



Currently, the Accumulation Benefit rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or charge a separate rider fee for each model portfolio or investment option. The Accumulation Benefit rider fee will not exceed a maximum fee of 2.50%.



We will not change the Accumulation Benefit rider fee after the rider effective date unless:



(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee;





(b) you change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program model portfolio or investment option;





If you elect to change your PN program model portfolio or investment option after we have exercised our right to increase the fee for this rider, or after we have exercised our right to establish fees for this rider which vary by PN program model portfolio or investment option, the increase in fees for this rider will become effective on the contract anniversary following your change of PN program model portfolio or investment option. Any PN program model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your PN program model portfolio or investment option twice in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Program"), the fee we charge for this rider will be the greatest fee applicable to any PN program model portfolio or investment option which you have selected during the contract year.



If you choose the elective step up, the elective spousal continuation step up, or change your PN program model portfolio or investment option after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your PN program model portfolio or investment option for each PN program model portfolio or investment option. For Elective Step Ups and the elective spousal continuation Step ups, this change will be in effect for the entire contract year.


The fee does not apply after annuity payouts begin.


(1) Available if you are 80 or younger at the rider effective date. You must participate in the PN program with this rider (see "Portfolio Navigator Program"). Not available with Withdrawal Benefit.


WITHDRAWAL BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value on your contract anniversary. We prorate this fee among the subaccounts and the fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.


(1) Available if you are 80 or younger at the rider effective date and age 60 to 80 if the contract is a TSA. You must participate in the PN program with this rider (see "Portfolio Navigator Program").


Once you elect the Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.


 36  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
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

We reserve the right to change the fee for this rider up to a maximum of 2.50%. However, any change to the rider fee will only apply to existing contract owners if:


(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee;



(b) you change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the rider fee and/or vary the rider fee for each PN program model portfolio or investment option.





If you choose the spousal continuation step up or to change your investment option (or change from a model portfolio to an investment option) after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio or investment option, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you make more than one change in the same contract year, the fee for this rider will be the greatest fee applicable to any change which you have selected during the contract year.



If you choose an annual elective step up, you will pay the fee we then charge. If you choose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the step up will not become effective until the third contract year. In the event of more than one change in model portfolio or investment option and/or an elective step up occurring in the same contract year, the fees we charge for this rider will be the highest fee applicable to any of these changes.


ROPP RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the charge among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(2) If selected, we deduct an annual charge of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the charge among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 75 or younger at the rider effective date. Not available with 5-Year MAV.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(3) If selected, we deduct an annual charge of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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

EEB RIDER FEE

We charge a fee for this optional feature only if you select it.(4) If selected, we deduct an annual charge of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the charge among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(4) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

EEP RIDER FEE

We charge a fee for this optional feature only if you select it.(5) If selected, we deduct an annual charge of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the charge among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(5) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.

RIDER COMBINATION DISCOUNT
A fee discount of 0.05% applies if you purchase 5-Year MAV with either EEB or EEP. A fee discount of 0.10% applies if you purchase MAV with either EEB or EEP.

PN RIDER FEE

Before May 10, 2010, we deducted an annual charge of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. This fee will no longer apply beginning May 10, 2010.




FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (see "Annual Operating Expenses of the Funds").

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

- the sum of your purchase payments and purchase payment credits allocated to the GPA;

- plus any amounts transferred to the GPA from the fixed account or subaccounts;

- plus interest credited;

- minus any amounts transferred from the GPA to the fixed account or any subaccount;


- minus any amounts deducted for charges or surrenders; and/or


- minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.


 38  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
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

FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;


- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including any positive or negative MVA on amounts transferred from the GPAs);


- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the ROPP rider fee (if selected);

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the 5-Year MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected);

- minus any prorated portion of the EEP rider fee (if selected);


- minus any prorated portion of the Accumulation Benefit rider fee (if selected)*; and



- minus any prorated portion of the Withdrawal Benefit rider fee (if selected)*.



*    The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA ACCOUNT
We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges);

- minus amounts transferred out; and

- minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or charge for any optional riders with annual charges (if applicable).


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;


- transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);


- partial surrenders;


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;


- a prorated portion of the ROPP rider charge (if selected);



- a prorated portion of the MAV rider charge (if selected);



- a prorated portion of the 5-Year MAV rider charge (if selected);



- a prorated portion of the EEB rider charge (if selected);



- a prorated portion of the EEP rider charge (if selected);



- a prorated portion of the Accumulation Benefit rider charge (if selected); and/or



- a prorated portion of the Withdrawal Benefit rider charge (if selected).




Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the fixed account or the Special DCA account. You may not set up an automated transfer if the Withdrawal Benefit, Accumulation Benefit or PN program is selected. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                          Jan       $100           $20           5.00

                                                          Feb        100            18           5.56

you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low ...                          May        100            16           6.25
                                                          June       100            18           5.56
                                                          July       100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high.                                     Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.


 40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

- You cannot transfer existing contract values into a Special DCA account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA account value into the subaccounts you select.


- You may not use the fixed account, GPA account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if the PN program is in effect, and the PN program model portfolio you have selected includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the PN program model portfolio you have selected.)


- We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change. From time to time, we may credit interest to the Special DCA account at promotional rates that are higher than those we credit to the regular fixed account.

- We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

- Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.


- Funding from multiple sources is treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available on the valuation date we receive your payment).



- You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account. (Exception: if the PN program is in effect when you elect to end your participation in the Special DCA program, we will transfer the remaining balance to the PN program model portfolio or investment option you have selected).


- We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be more than one digit past the decimal numbers. Asset rebalancing does not apply to the GPAs, fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


Different rules apply to asset rebalancing under an asset allocation program (see "Asset Allocation Program" and "Portfolio Navigator Program" below).



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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

ASSET ALLOCATION PROGRAM

Asset allocation program described in this section has been replaced with the PN program for owners of all contracts purchased on or after Nov. 1, 2005 and for contract owners who chose to move from the previously offered asset allocation program the PN program or who add the PN program on or after Nov. 1, 2005. (see "Portfolio Navigator Program (PN Program)" below). If you purchased an optional Withdrawal Benefit rider, you are required to participate in our asset allocation program under the terms of the rider. The asset allocation program is only available if you purchased the optional Withdrawal Benefit rider. There is no additional charge for the asset allocation program.


This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account and certain GPAs, (if available under the asset allocation program) which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. You are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your financial advisor may provide you with a questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, the fixed account and/or any GPAs that make up that model portfolio. By participating in the program, you authorize us to invest your contract value in the subaccounts, the fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA will apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see "Guarantee Period
  Accounts -- Market Value Adjustment").

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see "The Special DCA Account") and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the model portfolio you have chosen.

You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see "Surrenders").

Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

Under the asset allocation program, the subaccounts, the fixed account and/or any GPAs (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts, the fixed account and/or any GPAs (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.




 42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)


THE FOLLOWING INFORMATION ABOUT THE PN PROGRAM APPLIES TO ALL CONTRACTS. FOR ADDITIONAL INFORMATION ABOUT THE PN PROGRAM FOR CONTRACTS PURCHASED BEFORE MAY 10, 2010, ALSO SEE BELOW "PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR CONTRACTS PURCHASED BEFORE MAY 10, 2010."



The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program investment option. The PN program investment options are currently five funds of funds, each of which has a particular investment objective and invests in underlying funds. The PN program also allows those who participated in the PN program and who exercised an "opt-out" right applicable through April 23, 2010 (to be in this group, you must have purchased your contract on or before April 23, 2010) to remain invested in a "static" PN program model portfolio (not subject to further updating or reallocation, as described under "Portfolio Navigator Program (PN program) for contracts purchased before May 10, 2010").



You are required to participate in the PN program if your contract includes one of the optional living benefit riders. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



Each of the PN program fund of funds investment options has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. RiverSource Investments is the investment adviser of each of the PN program investment options, but does not serve as investment adviser under the PN program (regardless of whether you have selected a PN program investment option or remained in a model portfolio). Morningstar Associates, LLC serves as an independent consultant to RiverSource Investments to provide recommendations regarding portfolio construction and ongoing analysis of the PN program investment options, but does not provide any services in connection with the model portfolios. RiverSource Investments or an affiliate will serve as investment adviser for all of the underlying funds in which the investment options invest. However, some of the underlying funds will be managed on a day-to-day basis directly by RiverSource Investments and some will be managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of RiverSource Investments and the fund's board of trustees. The new funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach.



Below are the asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio --  Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio -- Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio --  Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio -- Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio --  Conservative Portfolio: 20% Equity / 80% Fixed Income



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of investment options and providing investment advisory services for the PN program investment options and certain of the funds underlying the investment options and model portfolios, RiverSource Investments is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because RiverSource Investments or one of its affiliates serves as the investment adviser to the underlying funds invested in the investment options and to certain underlying funds to which assets are allocated under the model portfolios, because we or an affiliate of ours may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program investment option, see the prospectus for such investment option. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for contracts purchased before May 10, 2010."



PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which investment option is best for you or whether to remain in a model portfolio or investment option. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or selected after completing the investor questionnaire is appropriate to your ability to withstand


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investment risk. RiverSource Life is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



Currently, there are five PN program investment options, and five model portfolios, ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.





If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA account into the investment option or model portfolio you have chosen.



You may request a change to your investment option (or a transfer from your model portfolio to an investment option) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If your contract includes an optional rider that requires participation in the PN program and you make such a change, we may charge you a higher fee for your rider. If your contract includes optional living benefit riders, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.



We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of investment options based on the amount of your initial purchase payment we accept or when you take a withdrawal;



- cancel required participation in the program after 30 days' written notice;



- substitute a fund of funds for your model portfolio if permitted under applicable securities law; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.



RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investment in a PN program investment option or in accordance with a model portfolio, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a PN program investment option, see the prospectus for such investment option. For additional information about the risks of investing in accordance with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for contracts purchased before May 10, 2010" below.



PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND WITHDRAWAL BENEFIT RIDER



If you purchase the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider, you are required to participate in the PN program under the terms of each rider.



- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the investment options or model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options or invest in accordance with any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.



- WITHDRAWAL BENEFIT RIDER: The Withdrawal Benefit rider requires that your contract value be invested in one of the investment options or model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options or model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options or invest in accordance with any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



OPTIONAL PN PROGRAM



If you do not select the optional living benefit rider that requires your participation in the PN program, you may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge. You can elect to


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participate in the PN program at any time, and you may transfer all or part of your assets from a PN program investment option or transfer your contract assets so that they are not invested in accordance with a model portfolio at any time. If you transfer contract assets so that they are no longer invested in accordance with a PN program model portfolio or investment option, automated rebalancing associated with the model portfolio or investment option will end.



PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR CONTRACTS PURCHASED BEFORE MAY 10, 2010


As of the Transfer Date (defined below), your contract assets invested in accordance with a model portfolio under the PN program will be transferred based on the recommendation of RiverSource Investments, LLC ("RiverSource Investments"), the investment adviser under the PN program, to a fund of funds investment option that corresponds to your model portfolio unless you informed us on or before April 23, 2010 that you did not want your assets so transferred (unless you "opt out"). The actual date of transfer to the fund of funds or the date upon which your opt out becomes effective (the "Transfer Date") will occur no earlier than May 7, 2010 and no later than June 30, 2010, and will depend on the contract you own and the month that you purchased your contract. If you opt out of the transfer, you will remain invested in accordance with the asset allocation currently specified for your model portfolio and you will not receive any further reallocation recommendations from RiverSource Investments (although your assets will be rebalanced back to the current allocation quarterly). As of the Transfer Date, RiverSource Investments will no longer review the model portfolios or make changes to them as part of the PN program, and the investment advisory agreement you have previously entered into with RiverSource Investments will terminate.



If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any future updates to the model portfolio or reallocation recommendations. If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the new fund of funds investment options. If you begin taking income from your contract and have living benefit rider that requires a move to a certain model portfolio or investment option once you begin taking income, you will be transferred to a fund of funds that corresponds to that model portfolio.



RiverSource Investments and its affiliates have committed to a two-year cap on PN program investment option expenses for contract owners who purchased a contract before May 10, 2010, as set forth in disclosure previously sent to such contract owners. Specifically, expense waivers and reimbursements will be applied to the PN program investment options and to the underlying funds so that total fees and expenses paid by investors in the PN program investment options will approximate the total fees and expenses of the underlying funds borne by participants in the corresponding PN program model portfolio, based on 2009 fiscal year end expenses. After two years these expense caps will no longer be in place and total expenses will likely be higher.



SERVICE PROVIDERS IN CONNECTION WITH THE PN PROGRAM MODEL PORTFOLIOS. RiverSource Investments, an affiliate of ours, has served as non-discretionary investment adviser for PN program model portfolio participants solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments has entered into an investment advisory agreement with each contract owner participating in the PN program prior to the program changes described in this prospectus. In its role as investment adviser to the PN program, RiverSource Investments relied upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviewed the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducted periodic due diligence and provided ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investments' Form ADV, the SEC investment adviser registration form. The Disclosure Document was delivered to contract owners enrolled in the PN program prior to May 10, 2010 at or before the time they enrolled.



The PN program model portfolios were designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provided or provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.



We identified to Morningstar Associates the universe of allocation options that could be included in the model portfolios (the universe of allocation options). Once we identified this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictated to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICTS OF INTEREST. Although RiverSource Investment will no longer maintain the model portfolios on an ongoing basis, the asset allocations in the current model portfolios may have been affected by the following conflicts of interest.



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In identifying the universe of allocation options for a model portfolio, we and our affiliates, including RiverSource Investments, were subject to competing interests that may have influenced the allocation options we proposed. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to certain underlying funds in the model portfolios as well as compensation we or an affiliate of ours may receive for providing services in connection with such underlying funds or their corresponding sub-accounts. These competing interests also involve compensation we or an affiliate of ours receive if certain funds that RiverSource Investments does not advise were included as underlying funds in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, we had an incentive to identify the RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, have recommended certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may have included a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may have believed that certain RiverSource Variable Series Trust funds would have benefited from additional assets or could have been harmed by redemptions. All of these factors may have impacted RiverSource Investments' view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may have influenced the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



We, RiverSource Investments, or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have had an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have had an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have had an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



MODEL PORTFOLIO RISKS. Asset allocation through a PN program model portfolio does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.



By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



In the future, the model portfolios will not be updated periodically, and the investments and investment styles and policies of the current allocation options may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs. Furthermore, the absence of periodic updating means that existing allocation options will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.



Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to


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make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while the PN program is in effect.


You may transfer contract value from any one subaccount, GPAs or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

Subject to state regulatory requirements, we may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the fixed account until the next contract anniversary. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from the fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the fixed account are not subject to an MVA.

  Currently, transfers out of the fixed account are limited to the greater of:
  a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established at contract issue, the 30% limitation does not apply to transfers made from the fixed account to the subaccounts for the duration of this initial arrangement.

- You may transfer contract values from any GPA to the subaccounts, fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- You may not make a transfer to the Special DCA account.

- Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs and Special DCAs.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO
TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR

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CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS
SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost-averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or fixed account (if available).

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the GPAs, the fixed account or the Special DCA account are not allowed.

- Automated transfers from the fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA account.



- If you have Withdrawal Benefit rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.


MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE


Call:
(800) 862-7919


TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office in good order before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").



Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guaranteed Minimum Withdrawal Benefit"). Any partial surrender request that exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the affect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").


SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract

 50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS value, less any GPA or Special DCA account, unless you request otherwise. We will not withdraw money for a partial surrender from any GPAs or Special DCA account you may have, unless insufficient amounts are available from your subaccounts and/or fixed account. However, you may request specifically surrender from a GPA or Special DCA account. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;


  - the distribution is due to plan termination; or



  - you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


- purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.



ADJUSTED PARTIAL SURRENDERS   =     PS XDB
                                   -------
                                      CV





  PS  = the partial surrender including any applicable surrender charge.

  DB = the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.


 52  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
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

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.


We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                                  $20,000
minus adjusted partial surrenders, calculated as:
        $1,500 x $20,000
        ----------------
             $18,000       =                                                              -1,667
                                                                                         -------
          for a death benefit of:                                                        $18,333



IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. The death benefit will never be less than the surrender value adjusted by the MVA formula. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. If your spouse elects to continue the contract as owner, the following describes the standard death benefit:


- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

  - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he/she is eligible to do so, with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:


- If your spouse was 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


  - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option.

OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)
The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.



ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT   =    PS X DB
                                                             ---------
                                                                 CV



  PS = the partial surrender including any applicable surrender charge.

  DB = the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP
- You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.


 54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix C.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may keep the contract as owner with the contract value equal to the death benefit that would otherwise been paid under the ROPP. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. IF YOUR SPOUSE WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse was age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  55
continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)
The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE 5-YEAR MAV
- You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix C.


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not

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provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.

If you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable;

PLUS

- 40% of your earnings at death if you were under age 70 on the rider effective date; or

- 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

  - the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

  - MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

  - MINUS the greater of:

    - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

    - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

  - the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your

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spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS
- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:


                                       PERCENTAGE IF YOU ARE                                PERCENTAGE IF YOU ARE
CONTRACT YEAR                UNDER AGE 70 ON THE RIDER EFFECTIVE DATE              70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                      0%                                                     0%
Three and Four                                  10%                                                  3.75%
Five or more                                    20%                                                   7.5%


Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS


                 IF YOU ARE UNDER AGE 70                               IF YOU ARE AGE 70
CONTRACT YEAR    ON THE RIDER EFFECTIVE DATE, ADD . . .                OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .

1                Zero                                                  Zero

2                40% x earnings at death (see above)                   15% x earnings at death

3 & 4            40% x (earnings at death + 25% of exchange            15% x (earnings at death + 25% of exchange
                 purchase payment*)                                    purchase payment*)

5+                                                                     40% x (earnings at death + 50% of exchange
                 15% x (earnings at death + 50% of exchange            purchase payment*)




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*   Exchange purchase payments are purchase payments exchanged from another annuity or a life insurance policy that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP
- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER
The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional Withdrawal Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Benefit rider may not be available in all states.

You should consider whether a Accumulation Benefit rider is appropriate for you because:


- you must participate in the PN program and you must be invested in one of the available model portfolios or investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable payment credits to the Special DCA account,


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  when available (see "The Special DCA Account"), and we will make monthly transfers into the model portfolio or investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program");


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;


- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and


- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:
BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.


We reserve the right to restart the waiting period on the latest contract anniversary if you change your PN program investment option (or change from a PN program model portfolio to an investment option) after we have exercised our rights to increase the rider fee.



Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option

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only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS
If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix C.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT AND ENHANCED WITHDRAWAL BENEFIT)
The Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge if you are 80 or younger on the date the contract is issued. It is available for nonqualified and qualified annuities except under 401 (a) and 401 (k) plans.(1)

(1) The Withdrawal Benefit rider is not available under an inherited qualified annuity.

You must have elected the Withdrawal Benefit rider when you purchased your contract (original rider). The original rider you received at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three contract years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We offered you the option of replacing the original rider with a new Withdrawal Benefit (enhanced rider). The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three contract years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal

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benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three contract years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

  - surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

  - the guaranteed benefit amount will be adjusted as described below; and

  - the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Charges -- Surrender Charge"). Market value adjustments, if applicable, will also be made (see the "Market Value Adjustment" provision in the prospectus). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").


Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Withdrawal Benefit rider, you may not select the Accumulation Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator investment option (or change from a PN program model portfolio to an investment option), the rider charge may change (see "Charges").


WITHDRAWAL BENEFIT IS SUBJECT TO CERTAIN RESTRICTIONS AND LIMITATIONS DESCRIBED
BELOW:


- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must participate in the PN program with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Program"). The PN program limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and we will make monthly transfers into the model portfolio or investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program.");


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor if you selected this optional rider and if you have any questions about the use of this rider in your tax situation;

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments. For current limitations, see "Buying Your Contract -- Purchase Payment."

- NON-CANCELABLE: Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP is subject to the excess withdrawal processing for the GBA and RBA described below.

YOU SHOULD CONSULT YOUR TAX ADVISOR IF YOU HAVE ANY QUESTIONS ABOUT THE USE OF THIS RIDER IN YOUR TAX SITUATION:


- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty.


- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue this administrative practice and will give you 30 days' written notice of any such change.


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For contract holders subject to annual RMD rules under Section 401(a)(9) of the
Code, amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

  - A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

  - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

  - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the rider.


The ALERMDA is:


(1) determined by us each calendar year;

(2) based on the value of this contract alone on the date it is determined; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a) (9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1. IRAs under Section 408(b) of the Code;

2. Roth IRAs under Section 408A of the Code;

3. SIMPLE IRA under Section 408A of the Code;

4. SEP plans under Section 408 (k) of the Code;

5. Custodial and investment only plans under Section 401 (a) of the Code;

6. TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements would exceed your available withdrawal amount and may result in the reduction of your GBA and/or RBA as described under the excess withdrawal provision of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The annual life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).


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- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups:

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that the GBA and the GBP are calculated after the reversal of prior step ups:

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that the RBA and the GBP are calculated after the reversal of prior step ups.

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.


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Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of a) 7% of the GBA or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three contract years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above, and to surrender charges; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

RIDER A(1): You may only step up if your contract value on the valuation date we receive your written request to step up is greater than RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the step up; or (b) 7% of the GBA after the step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

RIDER B(1): You may only step up if your contract value is greater than RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the step up; or (b) 7% of the GBA after the step up.


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- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

(1) Before April 29, 2005 we only offered Rider B. We began offering Rider A in states where it is approved and discontinued offering Rider B in those states, on April 29, 2005. If you purchased a contract with this optional benefit rider before April 29, 2005 the references to Rider B generally apply to your contract (see the rider attached to your contract for the actual terms of the benefit you purchased). If you purchased a contract on or after April 20, 2005 with this benefit, the version we offer you depends on which state you live in. The discussion about this benefit and how it works applies generally to both riders unless otherwise noted.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge (see the "Withdrawal Benefit Rider Fee" provision in the prospectus), the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups. The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

(a) Prior to any withdrawals during the first three contract years, the RBP will not be affected by the step up.

(b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up on contract anniversaries.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract.

Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step up. If the spousal continuation step up is processed automatically, the step up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the

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spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

REMAINING BENEFIT AMOUNT PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO LESS THAN $600*
If the contract value reduces to less than $600 and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above. If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit rider and the contract will terminate.

* Under our current administrative practice, we allow the minimum contract value to be $0. Therefore, these limitations will only apply when the contract value is reduced to zero.

For an example, see Appendix C.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date after any rider charges have been deducted, plus or minus any applicable MVA, less any purchase payment credits subject to reversal and less any applicable premium tax. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;


- the annuitant's age and, in most cases, the annuitant's sex;


- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)



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Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan*:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

- WITHDRAWAL BENEFIT -- RBA PAYOUT OPTION: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payout period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or


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- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

* For contracts purchased in Oregon, you cannot apply your contract value to an annuity payout plan during your first contract year.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied toe a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.


NONQUALIFIED ANNUITIES

Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as

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ordinary income to the beneficiary in the year he or she receives the payments.
(See also "Benefits in Case of Death -- If You Die Before the Settlement Date").


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contracts, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.





For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


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ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or
Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


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- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);



- to pay certain medical or education expenses (IRAs only); or



- if the distribution is made from an inherited IRA.



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").


ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


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SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended Dec. 31, 2009 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.


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                                   APPENDICES

The purpose of these appendices is to illustrate the operation of various contract features and riders and to provide condensed financial history disclosure regarding the subaccounts. In order to demonstrate these contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA account, fixed account and the fees and charges that apply to your contract.

The examples of the optional riders and death benefits in Appendix C include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional riders and death benefits operate, and do not take into account whether a particular optional rider or death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits and/or optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  75

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early surrenders."

GENERAL EXAMPLES

ASSUMPTIONS:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

                                     1 + II
EARLY WITHDRAWAL AMOUNT X  [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001


       Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

              j = current rate for a new Guaranteed Period equal to the
                remaining term in the current Guarantee Period (rounded up to the next year).

              n = number of months remaining in the current Guarantee Period
                (rounded up to the next month)

EXAMPLES -- MVA
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                       1.030
$1,000 X    [(   -----------------   )   (84/12)  - 1]  = -$39.84
                  1 + .035 + .001)


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                       1.030
$1,000 X    [(   -----------------   )   (84/12)  - 1]  = $27.61
                  1 + .025 + .001)


In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from

 76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  77

APPENDIX B: EXAMPLE -- SURRENDER CHARGES


FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                    CONTRACT WITH GAIN   CONTRACT WITH LOSS
                   Contract Value at time of full       $120,000.00          $ 80,000.00
                                       surrender:
             Contract Value on prior anniversary:        115,000.00            85,000.00
STEP 1.    We determine the Total Free Amount
           (TFA) available in the contract as the
           greatest of the earnings or 10% of the
           prior anniversary value:
                        Earnings in the contract:         20,000.00                 0.00
          10% of the prior anniversary's contract         11,500.00             8,500.00
                                           value:
                                                        -----------          -----------
                               Total Free Amount:         20,000.00             8,500.00
STEP 2.    We determine the TFA that is from
           Purchase Payments:
                               Total Free Amount:         20,000.00             8,500.00
                        Earnings in the contract:         20,000.00                 0.00
              Purchase Payments being Surrendered              0.00             8,500.00
                                      Free (PPF):
STEP 3.    We calculate the Premium Ratio (PR):
           PR = [WD - TFA] / [CV - TFA]
                                             WD =        120,000.00            80,000.00      = the amount of the
                                                                                                surrender
                                            TFA =         20,000.00             8,500.00      = the total free amount,
                                                                                                step 1
                                             CV =        120,000.00            80,000.00      = the contract value at
                                                                                                the time of the
                                                                                                surrender
                                             PR =              100%                 100%      = the premium ratio
STEP 4.    We calculate Chargeable Purchase
           Payments being Surrendered (CPP):
           CPP = PR  X (PP - PPF)
                                             PR =              100%                 100%      = premium ratio,
                                                                                                step 3
                                             PP =        100,000.00           100,000.00      = purchase payments not
                                                                                                previously surrendered
                                            PPF =              0.00             8,500.00      = purchase payments
                                                                                                being surrendered
                                                                                                free, step 2
                                            CPP =        100,000.00            91,500.00
STEP 5.    We calculate the Surrender Charges:
                    Chargeable Purchase Payments:        100,000.00            91,500.00
                     Surrender Charge Percentage:                7%                   7%
                                Surrender Charge:          7,000.00             6,405.00
STEP 6.    We calculate the Net Surrender Value:         120,000.00            80,000.00
                      Contract Value Surrendered:         (7,000.00)           (6,405.00)
              Contract Charge (assessed upon full            (30.00)              (30.00)
                                      surrender):
                     NET FULL SURRENDER PROCEEDS:        112,970.00            73,565.00




 78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a gross partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                  CONTRACT WITH GAIN   CONTRACT WITH LOSS
              Contract Value at time of partial       $120,000.00          $ 80,000.00
                                     surrender:
           Contract Value on prior anniversary:        115,000.00            85,000.00
STEP 1.    We determine the Total Free Amount
           (TFA) available in the contract as
           the greatest of the earnings or 10%
           of the prior anniversary value:
                      Earnings in the contract:         20,000.00                 0.00
                 10% of the prior anniversary's         11,500.00             8,500.00
                                contract value:
                                                      -----------          -----------
                             Total Free Amount:         20,000.00             8,500.00
STEP 2.    We determine the TFA that is from
           Purchase Payments:
                             Total Free Amount:         20,000.00             8,500.00
                      Earnings in the contract:         20,000.00                 0.00
            Purchase Payments being Surrendered              0.00             8,500.00
                                    Free (PPF):
STEP 3.    We calculate the Premium Ratio (PR):
           PR = [WD - TFA] / [CV - TFA]
                                           WD =         50,000.00            50,000.00      = the amount of the
                                                                                              surrender
                                          TFA =         20,000.00             8,500.00      = the total free
                                                                                              amount, step 1
                                           CV =        120,000.00            80,000.00      = the contract value at
                                                                                              the time of surrender
                                           PR =               30%                  58%      = the premium ratio
STEP 4.    We calculate the Chargeable Purchase
           Payments being Surrendered (CPP):
           CPP = PR  X (PP - PPF)
                                           PR =               30%                  58%      = premium ratio, step 3
                                           PP =        100,000.00           100,000.00      = purchase payments not
                                                                                              previously
                                                                                              surrendered
                                          PPF =              0.00             8,500.00      = purchase payments
                                                                                              being surrendered
                                                                                              free, step 2
                                          CPP =         30,000.00            53,108.39      =  chargeable purchase
                                                                                              payments being
                                                                                              surrendered
STEP 5.    We calculate the Surrender Charges:
                  Chargeable Purchase Payments:         30,000.00            53,108.39
                   Surrender Charge Percentage:                7%                   7%
                              Surrender Charge:             2,100                3,718
STEP 6.    We calculate the Net Surrender
           Value:
                    Contract Value Surrendered:         50,000.00            50,000.00
                              SURRENDER CHARGE:         (2,100.00)           (3,717.59)
                NET PARTIAL SURRENDER PROCEEDS:         47,900.00            46,282.41




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  79

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage in the year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                  CONTRACT WITH GAIN   CONTRACT WITH LOSS
                 Contract Value at time of full       $120,000.00          $ 80,000.00
                                     surrender:
           Contract Value on prior anniversary:        115,000.00            85,000.00
STEP 1.    We determine the Total Free Amount
           (TFA) available in the contract as
           the greatest of the earnings or 10%
           of the prior anniversary value:
                      Earnings in the Contract:         20,000.00                 0.00
                 10% of the prior anniversary's         11,500.00             8,500.00
                                contract value:
                                                      -----------          -----------
                             Total Free Amount:         20,000.00             8,500.00
STEP 2.    We determine the TFA and Amount Free
           that is from Purchase Payments:
                             Total Free Amount:         20,000.00             8,500.00
                      Earnings in the contract:         20,000.00                 0.00
            Purchase Payments being Surrendered              0.00             8,500.00
                                    Free (PPF):
STEP 3.    We calculate the Premium Ratio (PR):
           PR = [WD - TFA] / [CV - TFA]
                                           WD =        120,000.00            80,000.00      = the amount of the
                                                                                              surrender
                                          TFA =         20,000.00             8,500.00      = the total free
                                                                                              amount, step 1
                                           CV =        120,000.00            80,000.00      = the contract value at
                                                                                              the time of the
                                                                                              surrender
                                           PR =              100%                 100%
STEP 4.    We calculate Chargeable Purchase
           Payments being Surrendered (CPP):
           CPP = PR X (PP - PPF)
                                           PR =              100%                 100%      = premium ratio,
                                                                                              step 3
                                           PP =        100,000.00           100,000.00      = purchase payments not
                                                                                              previously
                                                                                              surrendered
                                          PPF =              0.00             8,500.00      = purchase payments
                                                                                              being surrendered
                                                                                              free, step 2
                                          CPP =        100,000.00            91,500.00
STEP 5.    We calculate the Surrender Charges:
                  Chargeable Purchase Payments:        100,000.00            91,500.00
                   Surrender Charge Percentage:                7%                   7%
                              Surrender Charge:          7,000.00             6,405.00
STEP 6.    We calculate the Net Surrender              120,000.00            80,000.00
           Value:
                    Contract Value Surrendered:         (7,000.00)           (6,405.00)
            Contract Charge (assessed upon full            (30.00)              (30.00)
                                    surrender):
                   NET FULL SURRENDER PROCEEDS:        112,970.00            73,565.00




 80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a gross partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------


                                                  CONTRACT WITH GAIN   CONTRACT WITH LOSS
              Contract Value at time of partial       $120,000.00          $ 80,000.00
                                     surrender:
           Contract Value on prior anniversary:        115,000.00            85,000.00
STEP 1.    We determine the Total Free Amount
           (TFA) available in the contract as
           the greatest of the earnings or 10%
           of the prior anniversary value:
                      Earnings in the contract:         20,000.00                 0.00
                 10% of the prior anniversary's         11,500.00             8,500.00
                                contract value:
                                                      -----------          -----------
                             Total Free Amount:         20,000.00             8,500.00
STEP 2.    We determine the Amount Free that is
           from Purchase Payments:
                             Total Free Amount:         20,000.00             8,500.00
                      Earnings in the contract:         20,000.00                 0.00
            Purchase Payments being Surrendered              0.00             8,500.00
                                    Free (PPF):
STEP 3.    We calculate the Premium Ratio (PR):
           PR = [WD - TFA] / [CV - TFA]
                                           WD =         50,000.00            50,000.00      = the amount of the
                                                                                              surrender
                                          TFA =         20,000.00             8,500.00      = the total free
                                                                                              amount, step 1
                                           CV =        120,000.00            80,000.00      = the contract value at
                                                                                              the time of surrender
                                           PR =               30%                  58%      = the premium ratio
STEP 4.    We calculate the Chargeable Purchase
           Payments being Surrendered (CPP):
           CPP = PR X (PP - PPF)
                                           PR =               30%                  58%      = premium ratio,
                                                                                              step 3
                                           PP =        100,000.00           100,000.00      = purchase payments not
                                                                                              previously
                                                                                              surrendered
                                          PPF =              0.00             8,500.00      =  purchase payments
                                                                                              being surrendered
                                                                                              free, step 2
                                          CPP =         30,000.00            53,108.39      = chargeable purchase
                                                                                              payments being
                                                                                              surrendered
STEP 5.    We calculate the Surrender Charges:
                  Chargeable Purchase Payments:         30,000.00            53,108.39
                   Surrender Charge Percentage:                7%                   7%
                              Surrender Charge:             2,100                3,718
STEP 6.    We calculate the Net Surrender
           Value:
                    Contract Value Surrendered:         50,000.00            50,000.00
                              SURRENDER CHARGE:         (2,100.00)           (3,717.59)
                NET PARTIAL SURRENDER PROCEEDS:         47,900.00            46,282.41





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  81

APPENDIX C: EXAMPLE -- OPTIONAL BENEFITS


EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the Elective Step-up option.

- The Accumulation Benefit rider fee is 0.60%.


END OF
CONTRACT       ASSUMED NET       PARTIAL SURRENDER           ADJUSTED                      ACCUMULATION
YEAR         RATE OF RETURN     (BEGINNING OF YEAR)     PARTIAL SURRENDER       MCAV      BENEFIT AMOUNT     CONTRACT VALUE
1                   12%                    0                      0           100,000              0             111,328

2                   15%                    0                      0           102,422              0             127,259

3                    3%                    0                      0           104,861              0             130,290

4                   -8%                    0                      0           104,861              0             119,148

5                  -15%                    0                      0           104,861              0             100,647

6                   20%                2,000                  2,084           102,778              0             117,666

7                   15%                    0                      0           108,252              0             134,504

8                  -10%                    0                      0           108,252              0             120,327

9                  -20%                5,000                  4,498           103,754              0              91,639

10                 -12%                    0                      0           103,754         23,734             103,754



EXAMPLE -- WITHDRAWAL BENEFIT

The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- The contract earns a net return of -5%.

- The Withdrawal Benefit rider fee is 0.60%.


 82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.



CONTRACT        CONTRACT VALUE            WITHDRAWAL         CONTRACT VALUE
YEAR         (BEGINNING OF YEAR)     (BEGINNING OF YEAR)      (END OF YEAR)        GBA         RBA
1                  $100,000                 $7,000               $87,820        $100,000     $93,000

2                    87,820                  7,000                76,318         100,000      86,000

3                    76,318                  7,000                65,457         100,000      79,000

4                    65,457                  7,000                55,201         100,000      72,000

5                    55,201                  7,000                45,516         100,000      65,000

6                    45,516                  7,000                36,371         100,000      58,000

7                    36,371                  7,000                27,735         100,000      51,000

8                    27,735                  7,000                19,550         100,000      44,000

9                    19,550                  7,000                11,821         100,000      37,000

10                   11,821                  7,000                 4,523         100,000      30,000

11                    4,523                  7,000                     0         100,000      23,000

12                        0                  7,000                     0         100,000      16,000

13                        0                  7,000                     0         100,000       9,000

14                        0                  7,000                     0         100,000       2,000

15                        0                  2,000                     0         100,000           0



EXAMPLE -- ROPP DEATH BENEFIT

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
        The total purchase payments minus adjustments for partial surrenders:
        Total purchase payments                                                         $20,000
        minus adjusted partial surrenders, calculated as:
        $1,500 x $20,000
        ----------------  =                                                              -1,667
             $18,000
                                                                                        -------
        for a death benefit of:                                                         $18,333



EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
        The maximum anniversary value immediately preceding the date of death plus any payments
        made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                          $24,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:
        $1,500 x $24,000
        ----------------  =                                                              -1,636
             $22,000
                                                                                        -------
        for a death benefit of:                                                         $22,364



EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  83

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
         The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
         Greatest of your 5-year contract anniversary contract values:                   $30,000
         plus purchase payments made since that anniversary:                                  +0
         minus adjusted partial surrenders, calculated as:
         $1,500 x $30,000
         ----------------  =                                                              -1,800
              $25,000
                                                                                         -------
         for a death benefit of:                                                         $28,200



EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

     MAV death benefit amount (contract value):                                          $110,000
     plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                                        +4,000
                                                                                         --------
  Total death benefit of:                                                                $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                               $110,000
     plus the EEB (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                                        +4,000
                                                                                         --------
  Total death benefit of:                                                                $114,000


- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 -- $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

                                MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
                                            ($50,000 x $110,000)
                                $110,000 -  --------------------  =                                     $57,619
                                                  $105,000
                                plus the EEB (40% of earnings at death):
                                0.40 x ($57,619 - $55,000) =                                             +1,048
                                                                                                        -------
   Total death benefit of:                                                                              $58,667



- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                                          $200,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                                            +55,000
                                                                                         --------
  Total death benefit of:                                                                $255,000




 84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value less purchase payment credits reversed)    $250,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                                            +55,000
                                                                                         --------
  Total death benefit of:                                                                $305,000


- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                                          $250,500
     plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
     0.40 x ($250,500 - $105,000) =                                                       +58,200
                                                                                         --------
  Total death benefit of:                                                                $308,700



EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

     MAV death benefit amount (contract value):                                          $110,000
     plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit amount minus purchase payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                                        +4,000
                                                                                         --------
  Total death benefit of:                                                                $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                               $110,000
     plus the EEP Part I (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                                        +4,000
     plus the EEP Part II which in the third contract year
     equals 10% of exchange purchase payments identified at
     issue and not previously surrendered:
     0.10 x $100,000 =                                                                    +10,000
                                                                                         --------
  Total death benefit of:                                                                $124,000




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  85

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 -- $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
                 ($50,000 x $110,000)
     $110,000 -  --------------------  =                                                     $57,619
                       $105,000
  plus the EEP Part I (40% of earnings at death):
  0.40 x ($57,619 - $55,000) =                                                                +1,048
  plus the EEP Part II which in the third contract year
  equals 10% of exchange purchase payments identified at
  issue and not previously surrendered:
  0.10 x $55,000 =                                                                            +5,500
                                                                                             -------
Total death benefit of:                                                                      $64,167


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

     MAV death benefit amount (contract value):                                          $200,000
     plus the EEP Part I (40% of earnings at death)
     .40 x (2.50 x $55,000) =                                                             +55,000
     plus the EEP Part II which after the fourth contract
     year equals 20% of exchange purchase payments identified at issue
     and not previously surrendered: 0.20 x $55,000 =                                     +11,000
                                                                                         --------
  Total death benefit of:                                                                $266,000


- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

     MAV death benefit amount (contract value less purchase
     payment credits reversed):                                                          $250,000
     plus the EEP Part I (40% of earnings at death)
     .40 x (2.50 x $55,000) =                                                             +55,000
     plus the EEP Part II, which after the fourth contract year equals 20%
     of exchange purchase payments identified at issue and
     Not previously surrendered: 0.20 x $55,000 =                                         +11,000
                                                                                         --------
  Total death benefit of:                                                                $316,000


- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

     MAV death benefit amount (contract value):                                          $250,500
     the EEP Part I which equals 40% of earnings
     at death (the MAV death benefit minus payments not
     previously surrendered):
     0.40 x ($250,500 - $105,000) =                                                       +58,200
     plus the EEP Part II, which after the fourth contract
     year equals 20% of exchange purchase payments identified at issue
     And not previously surrendered: 0.20 x $55,000 =                                     +11,000
                                                                                         --------
  Total death benefit of:                                                                $319,700




 86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: CONDENSED FINANCIAL INFORMATION (UNAUDITED)





The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information to subaccounts that were not available under your contract as of Dec. 31, 2009.





VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                               2009    2008    2007    2006   2005   2004   2003   2002   2001   2000
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period    $0.71   $1.36   $1.14  $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period          $1.08   $0.71   $1.36  $1.14  $1.06     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            69      49      61    653    144     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period    $0.81   $1.37   $1.31  $1.13  $1.09  $0.98  $0.75  $0.97  $1.00     --
Accumulation unit value at end of period          $0.97   $0.81   $1.37  $1.31  $1.13  $1.09  $0.98  $0.75  $0.97     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           388     452   1,081  1,374  1,186    726    969    310    136     --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period    $1.24   $2.68   $2.55  $1.90  $1.64  $1.32  $0.92  $0.98  $1.00     --
Accumulation unit value at end of period          $1.66   $1.24   $2.68  $2.55  $1.90  $1.64  $1.32  $0.92  $0.98     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         1,925   3,352   3,600  3,592  2,607    984    472    606    210     --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of period    $0.93   $1.70   $1.45  $1.17  $1.04  $0.91  $0.74  $0.93  $1.00     --
Accumulation unit value at end of period          $1.24   $0.93   $1.70  $1.45  $1.17  $1.04  $0.91  $0.74  $0.93     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           263     286     389    365    314    127      5    254      1     --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period    $0.68   $0.90   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period          $0.88   $0.68   $0.90     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         1,289   1,327   1,710     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period    $0.69   $1.20   $1.00  $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period          $0.93   $0.69   $1.20  $1.00  $1.04     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            91      72     187  2,939    618     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of period    $1.10   $1.51   $1.61  $1.36  $1.31  $1.15  $0.90  $1.04  $1.00     --
Accumulation unit value at end of period          $1.31   $1.10   $1.51  $1.61  $1.36  $1.31  $1.15  $0.90  $1.04     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           469     483     848  1,060  1,104  1,064    673    483    146     --
------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of period    $0.79   $1.16   $1.13  $1.05  $1.00  $0.93  $0.78  $0.89  $0.96  $1.00
Accumulation unit value at end of period          $0.99   $0.79   $1.16  $1.13  $1.05  $1.00  $0.93  $0.78  $0.89  $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                            10      24      21     18      5     54      8      8      6      5
------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period    $0.81   $1.09   $1.07  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period          $1.16   $0.81   $1.09  $1.07     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           461     402     788    585     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period    $0.72   $1.20   $1.02  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period          $0.91   $0.72   $1.20  $1.02     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         7,497   6,506   5,466  2,834     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period    $0.65   $1.27   $1.07  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period          $0.89   $0.65   $1.27  $1.07     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           810     730     772  2,194     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period    $0.75   $1.13   $0.97  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period          $0.89   $0.75   $1.13  $0.97     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           605     506     677  1,600     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period    $0.76   $1.04   $1.03  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period          $1.08   $0.76   $1.04  $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         2,787   2,025   2,116  2,567     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  87

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2009    2008    2007    2006   2005   2004   2003   2002   2001   2000
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of period    $1.07   $1.84   $1.62  $1.32  $1.15  $1.00     --     --     --     --
Accumulation unit value at end of period          $1.23   $1.07   $1.84  $1.62  $1.32  $1.15     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         2,398     408     500    669    661     76     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period    $0.69   $1.21   $1.03  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period          $0.93   $0.69   $1.21  $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         4,368   8,518   7,443  6,582     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period    $0.82   $1.42   $1.28  $1.14  $1.06  $1.01  $0.83  $1.00  $1.00     --
Accumulation unit value at end of period          $1.04   $0.82   $1.42  $1.28  $1.14  $1.06  $1.01  $0.83  $1.00     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           805     963   1,126  1,624  1,338    994    432    233    132     --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period    $1.43   $2.39   $2.08  $1.86  $1.59  $1.28  $0.93  $1.04  $1.00     --
Accumulation unit value at end of period          $1.99   $1.43   $2.39  $2.08  $1.86  $1.59  $1.28  $0.93  $1.04     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         2,734   3,823   3,786  4,011  2,702  1,034    510    325    132     --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period    $1.08   $1.93   $1.66  $1.42  $1.20  $1.06  $0.75  $0.95  $1.00     --
Accumulation unit value at end of period          $1.35   $1.08   $1.93  $1.66  $1.42  $1.20  $1.06  $0.75  $0.95     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           558     771     890  1,130    728    573    205    324      7     --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of period    $1.48   $2.58   $3.27  $2.73  $2.42  $1.85  $1.37  $1.35  $1.26  $0.96
Accumulation unit value at end of period          $1.75   $1.48   $2.58  $3.27  $2.73  $2.42  $1.85  $1.37  $1.35  $1.26
Number of accumulation units outstanding at end
  of period (000 omitted)                           232     262     688    836    667    487    349    205    211    148
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of period    $1.61   $2.42   $2.49  $2.14  $1.98  $1.61  $1.22  $1.35  $1.20  $0.96
Accumulation unit value at end of period          $2.07   $1.61   $2.42  $2.49  $2.14  $1.98  $1.61  $1.22  $1.35  $1.20
Number of accumulation units outstanding at end
  of period (000 omitted)                           352     465     576    738    593    414    242    282    150      9
------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period    $0.98   $1.57   $1.53  $1.30  $1.18  $1.05  $0.85  $0.97  $1.00     --
Accumulation unit value at end of period          $1.23   $0.98   $1.57  $1.53  $1.30  $1.18  $1.05  $0.85  $0.97     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           525     670     761    865    716    533    667    130     --     --
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period    $1.74   $2.78   $2.71  $2.34  $2.09  $1.67  $1.31  $1.38  $1.24  $0.95
Accumulation unit value at end of period          $2.30   $1.74   $2.78  $2.71  $2.34  $2.09  $1.67  $1.31  $1.38  $1.24
Number of accumulation units outstanding at end
  of period (000 omitted)                           922   1,060   2,008  2,339  1,930    834    639    450    200     15
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period    $0.72   $1.15   $1.18  $1.05  $0.99  $0.87  $0.67  $0.87  $0.99  $1.10
Accumulation unit value at end of period          $0.87   $0.72   $1.15  $1.18  $1.05  $0.99  $0.87  $0.67  $0.87  $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                           826   1,128   1,678  2,499  3,019  1,522    735    694    943    577
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period    $0.72   $1.26   $1.14  $1.08  $1.00  $0.94  $0.73  $0.98  $1.00     --
Accumulation unit value at end of period          $0.86   $0.72   $1.26  $1.14  $1.08  $1.00  $0.94  $0.73  $0.98     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           451     495     371    489  1,554    110     85      4      6     --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period    $0.86   $1.63   $1.48  $1.28  $1.18  $1.03  $0.77  $0.98  $1.00     --
Accumulation unit value at end of period          $1.21   $0.86   $1.63  $1.48  $1.28  $1.18  $1.03  $0.77  $0.98     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            54      71     208    183    141    107    284    180      3     --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period    $0.44   $1.08   $1.39  $1.20  $1.14  $1.06  $0.82  $0.97  $1.00     --
Accumulation unit value at end of period          $0.55   $0.44   $1.08  $1.39  $1.20  $1.14  $1.06  $0.82  $0.97     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           606     149      54    158    140    132     66      3     --     --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period    $0.81   $1.14   $1.03  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period          $1.02   $0.81   $1.14  $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           403      73     115  1,114     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------



 88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2009    2008    2007    2006   2005   2004   2003   2002   2001   2000
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period    $0.93   $1.58   $1.39  $1.09  $1.00     --     --     --     --     --
Accumulation unit value at end of period          $1.25   $0.93   $1.58  $1.39  $1.09     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         2,658   2,794   1,479    105      5     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period    $0.48   $0.86   $0.81  $0.73  $0.72  $0.69  $0.48  $0.91  $1.00     --
Accumulation unit value at end of period          $0.75   $0.48   $0.86  $0.81  $0.73  $0.72  $0.69  $0.48  $0.91     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           411     351     275    418    532    249     96      3     --     --
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.63   $1.06   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period          $0.86   $0.63   $1.06     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         6,880   6,240   5,448     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period    $0.60   $1.02   $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period          $0.85   $0.60   $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           136     127      65     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of period    $0.49   $0.79   $0.71  $0.67  $0.64  $0.59  $0.49  $0.68  $0.91  $1.00
Accumulation unit value at end of period          $0.68   $0.49   $0.79  $0.71  $0.67  $0.64  $0.59  $0.49  $0.68  $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           406     260     317    481    640    522    874    785    913    533
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of period    $0.62   $1.02   $1.01  $0.90  $0.86  $0.81  $0.61  $0.90  $0.96  $1.00
Accumulation unit value at end of period          $1.00   $0.62   $1.02  $1.01  $0.90  $0.86  $0.81  $0.61  $0.90  $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                           190      92     130    243    558    576    622    485    548    352
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period    $1.41   $2.28   $1.80  $1.38  $1.19  $0.92  $0.68  $0.89  $1.00     --
Accumulation unit value at end of period          $1.86   $1.41   $2.28  $1.80  $1.38  $1.19  $0.92  $0.68  $0.89     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           562     821     765  1,065    588    211    139    139    138     --
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period    $0.57   $1.07   $1.05  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period          $0.76   $0.57   $1.07  $1.05     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         1,718   1,971   2,116  1,957     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period    $0.96   $1.62   $1.53  $1.31  $1.16  $1.00     --     --     --     --
Accumulation unit value at end of period          $1.33   $0.96   $1.62  $1.53  $1.31  $1.16     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           604     777   1,099  1,309    756    158     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period    $1.08   $1.27   $1.16  $1.09  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period          $1.27   $1.08   $1.27  $1.16  $1.09  $1.07     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         8,634   8,498   9,223  6,331  3,173    403     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period    $0.87   $1.41   $1.44  $1.26  $1.16  $1.00     --     --     --     --
Accumulation unit value at end of period          $1.18   $0.87   $1.41  $1.44  $1.26  $1.16     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           717     646     676    773    643    432     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period    $0.94   $1.12   $1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period          $1.13   $0.94   $1.12  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         3,431   4,628   4,555  4,105     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period    $0.92   $1.11   $1.12  $1.10  $0.98  $0.92  $0.78  $0.98  $1.00     --
Accumulation unit value at end of period          $1.15   $0.92   $1.11  $1.12  $1.10  $0.98  $0.92  $0.78  $0.98     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            27     111      67    195    218     67    170    145    129     --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period    $0.99   $1.78   $1.65  $1.30  $1.16  $1.01  $0.79  $0.96  $1.00     --
Accumulation unit value at end of period          $1.23   $0.99   $1.78  $1.65  $1.30  $1.16  $1.01  $0.79  $0.96     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            57      91      69    164    145    194    207    881    418     --
------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  89

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2009    2008    2007    2006   2005   2004   2003   2002   2001   2000
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of period    $0.60   $1.11   $1.08  $1.03  $0.92  $0.78  $0.59  $0.86  $1.29  $1.36
Accumulation unit value at end of period          $0.83   $0.60   $1.11  $1.08  $1.03  $0.92  $0.78  $0.59  $0.86  $1.29
Number of accumulation units outstanding at end
  of period (000 omitted)                           149     221     370    429    374    375    431    525  1,092  1,330
------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period    $0.70   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period          $0.87   $0.70      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           914     547      --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period    $0.84   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period          $0.98   $0.84      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            50      --      --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period    $0.76   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period          $0.91   $0.76      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            41      --      --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period    $0.73   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period          $0.89   $0.73      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            83      67      --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period    $0.79   $1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period          $0.94   $0.79      --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             3      --      --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of period    $0.88   $1.26   $1.25  $1.10  $1.06  $0.97  $0.81  $0.94  $1.06  $1.09
Accumulation unit value at end of period          $1.09   $0.88   $1.26  $1.25  $1.10  $1.06  $0.97  $0.81  $0.94  $1.06
Number of accumulation units outstanding at end
  of period (000 omitted)                           733     602     372    459    623    257    221    120    296    145
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(09/15/1999)
Accumulation unit value at beginning of period    $1.25   $1.22   $1.17  $1.13  $1.11  $1.11  $1.11  $1.10  $1.07  $1.01
Accumulation unit value at end of period          $1.24   $1.25   $1.22  $1.17  $1.13  $1.11  $1.11  $1.11  $1.10  $1.07
Number of accumulation units outstanding at end
  of period (000 omitted)                         2,492  10,988  11,779  8,286  4,504  2,098    447  3,911  5,658  6,615
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009
  were (0.58%) and (0.58%), respectively.
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of period    $1.33   $1.43   $1.36  $1.31  $1.29  $1.24  $1.20  $1.14  $1.06  $1.02
Accumulation unit value at end of period          $1.51   $1.33   $1.43  $1.36  $1.31  $1.29  $1.24  $1.20  $1.14  $1.06
Number of accumulation units outstanding at end
  of period (000 omitted)                        10,140   8,140   9,540  7,272  3,619  2,145  1,691    762    985    410
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of period    $1.16   $1.96   $1.83  $1.53  $1.36  $1.16  $0.82  $1.02  $1.01  $1.02
Accumulation unit value at end of period          $1.47   $1.16   $1.96  $1.83  $1.53  $1.36  $1.16  $0.82  $1.02  $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                         7,610   8,565   9,289  9,434  5,165  3,041  1,239  1,262    281    218
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of period    $0.57   $0.99   $0.97  $0.85  $0.80  $0.76  $0.59  $0.76  $0.94  $1.14
Accumulation unit value at end of period          $0.70   $0.57   $0.99  $0.97  $0.85  $0.80  $0.76  $0.59  $0.76  $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                           877   1,397   1,682  2,453  3,121  1,484    172    202    291    266
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of period    $1.55   $1.56   $1.46  $1.38  $1.46  $1.33  $1.18  $1.04  $1.03  $1.00
Accumulation unit value at end of period          $1.72   $1.55   $1.56  $1.46  $1.38  $1.46  $1.33  $1.18  $1.04  $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                         3,215   2,861   3,115  2,645  1,377    741    714    251    249      4
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning of period    $1.13   $1.13   $1.06  $1.05  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period          $1.20   $1.13   $1.13  $1.06  $1.05  $1.03     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         5,705   2,307   2,713  2,959  1,455  5,004     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of period    $1.05   $1.41   $1.39  $1.26  $1.22  $1.10  $0.89  $0.95  $0.91  $1.01
Accumulation unit value at end of period          $1.61   $1.05   $1.41  $1.39  $1.26  $1.22  $1.10  $0.89  $0.95  $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           639     713   1,605  1,925  2,397  2,886  4,230  1,480  1,549  1,186
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning of period    $0.95   $1.17   $1.15  $1.07  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period          $1.34   $0.95   $1.17  $1.15  $1.07  $1.04     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         5,111   2,233   2,599  2,358    493     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------



 90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2009    2008    2007    2006   2005   2004   2003   2002   2001   2000
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning of period    $0.78   $1.41   $1.25  $1.26  $1.15  $1.06  $0.87  $1.01  $1.00     --
Accumulation unit value at end of period          $1.26   $0.78   $1.41  $1.25  $1.26  $1.15  $1.06  $0.87  $1.01     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           363     242     268    450    655    523    578    328     38     --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of period    $0.82   $1.50   $1.37  $1.20  $1.00     --     --     --     --     --
Accumulation unit value at end of period          $1.15   $0.82   $1.50  $1.37  $1.20     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         1,292   1,658   1,406  2,575    115     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of period    $0.66   $1.05   $1.01  $0.88  $0.85  $0.77  $0.61  $0.79  $0.90  $1.00
Accumulation unit value at end of period          $0.83   $0.66   $1.05  $1.01  $0.88  $0.85  $0.77  $0.61  $0.79  $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                           741   1,447   1,022  1,170  2,054  1,958  1,381    973    770    285
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of period    $1.30   $1.34   $1.28  $1.24  $1.23  $1.22  $1.21  $1.15  $1.09  $1.01
Accumulation unit value at end of period          $1.36   $1.30   $1.34  $1.28  $1.24  $1.23  $1.22  $1.21  $1.15  $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                           825   1,394     817    493    688    870  1,097  1,275    592      1
------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of period    $0.42   $0.75   $0.73  $0.67  $0.62  $0.57  $0.47  $0.64  $0.94  $1.17
Accumulation unit value at end of period          $0.57   $0.42   $0.75  $0.73  $0.67  $0.62  $0.57  $0.47  $0.64  $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                         2,260   2,601   3,768  6,049  6,193  2,153  1,664  1,064  1,285  1,762
------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at beginning of period    $0.81   $1.34   $1.35  $1.14  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period          $1.01   $0.81   $1.34  $1.35  $1.14  $1.10     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           195      67      67    184     92     65     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of period    $1.04   $1.70   $1.79  $1.61  $1.54  $1.31  $0.89  $1.08  $1.16  $1.12
Accumulation unit value at end of period          $1.44   $1.04   $1.70  $1.79  $1.61  $1.54  $1.31  $0.89  $1.08  $1.16
Number of accumulation units outstanding at end
  of period (000 omitted)                            57     113     214    333    514    779    660    393    378    286
------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of period    $1.33   $2.90   $2.11  $1.58  $1.19  $0.96  $0.69  $0.73  $0.75  $1.00
Accumulation unit value at end of period          $2.31   $1.33   $2.90  $2.11  $1.58  $1.19  $0.96  $0.69  $0.73  $0.75
Number of accumulation units outstanding at end
  of period (000 omitted)                         1,522   2,437   1,993  2,144  1,491    475    115    277      3      1
------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning of period    $0.76   $1.28   $1.14  $0.92  $0.82  $0.70  $0.55  $0.67  $0.95  $1.27
Accumulation unit value at end of period          $0.96   $0.76   $1.28  $1.14  $0.92  $0.82  $0.70  $0.55  $0.67  $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           910   1,080   1,307  1,343  1,252    848    143    488     65     81
------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period    $0.69   $1.13   $1.09  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period          $0.90   $0.69   $1.13  $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         7,045   4,641   3,570  3,666     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period    $0.86   $1.37   $1.30  $1.13  $1.13  $1.00     --     --     --     --
Accumulation unit value at end of period          $1.17   $0.86   $1.37  $1.30  $1.13  $1.13     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           176      74     115     77    235    182     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period    $1.24   $1.82   $1.92  $1.61  $1.53  $1.28  $0.93  $1.07  $1.00     --
Accumulation unit value at end of period          $1.68   $1.24   $1.82  $1.92  $1.61  $1.53  $1.28  $0.93  $1.07     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         3,210   3,353   3,487  2,495  2,068    860    982    627    411     --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period    $0.85   $1.34   $1.38  $1.19  $1.15  $1.00     --     --     --     --
Accumulation unit value at end of period          $1.09   $0.85   $1.34  $1.38  $1.19  $1.15     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         2,639   3,700   3,639  4,892  3,642    641     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period    $0.62   $1.12   $1.23  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period          $0.87   $0.62   $1.12  $1.23     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         1,794   1,961   1,463  1,473     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  91

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2009    2008    2007    2006   2005   2004   2003   2002   2001   2000
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period    $0.64   $1.21   $0.99  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period          $1.00   $0.64   $1.21  $0.99     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           356     270     140  1,068     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning of period    $1.44   $2.67   $2.31  $1.69  $1.40  $1.08  $0.73  $0.85  $1.09  $1.51
Accumulation unit value at end of period          $2.15   $1.44   $2.67  $2.31  $1.69  $1.40  $1.08  $0.73  $0.85  $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                         2,334   2,433   2,932  3,471  2,814  1,701  1,136  1,484    769    599
------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning of period    $1.21   $2.01   $1.92  $1.79  $1.62  $1.37  $0.96  $1.17  $1.05  $1.15
Accumulation unit value at end of period          $1.71   $1.21   $2.01  $1.92  $1.79  $1.62  $1.37  $0.96  $1.17  $1.05
Number of accumulation units outstanding at end
  of period (000 omitted)                         2,350   3,272   3,659  3,852  2,709  1,415  1,250    847    820    990
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of period    $0.87   $1.46   $1.38  $1.23  $1.15  $0.98  $0.72  $0.99  $1.00     --
Accumulation unit value at end of period          $1.28   $0.87   $1.46  $1.38  $1.23  $1.15  $0.98  $0.72  $0.99     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           298     182     331    421    467    408    445    314    136     --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period    $0.79   $1.35   $1.20  $0.98  $0.93  $0.82  $0.58  $0.94  $1.00     --
Accumulation unit value at end of period          $1.20   $0.79   $1.35  $1.20  $0.98  $0.93  $0.82  $0.58  $0.94     --
Number of accumulation units outstanding at end
  of period (000 omitted)                           225     258     231     84     35     10     10      6      2     --
------------------------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning
  of period                               $0.71    $1.36    $1.14    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of
  period                                  $1.07    $0.71    $1.36    $1.14    $1.06       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  5,299    3,750    4,111   14,120    2,021       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning
  of period                               $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96    $1.00       --
Accumulation unit value at end of
  period                                  $0.95    $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 68,595   84,420  116,725  135,093  149,316  125,010   82,114   43,189    5,550       --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning
of period                                 $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98    $1.00       --
Accumulation unit value at end of
period                                    $1.63    $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98       --
Number of accumulation units
outstanding at end of period (000
omitted)                                150,692  202,780  217,241  203,016  153,107   70,504   34,604   12,313      805       --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.92    $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93    $1.00       --
Accumulation unit value at end of
period                                    $1.22    $0.92    $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 26,575   32,736   42,202   45,349   43,612   34,180   21,555   11,378    1,950       --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning
of period                                 $0.68    $0.90    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.87    $0.68    $0.90       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 48,044   54,402   56,815       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning
of period                                 $0.69    $1.19    $0.99    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.92    $0.69    $1.19    $0.99    $1.04       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 11,805   12,809   13,321   78,916   10,074       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning
of period                                 $1.08    $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04    $1.00       --
Accumulation unit value at end of
period                                    $1.29    $1.08    $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 72,598   82,749  118,591  136,167  142,660  110,681   74,984   42,497    7,356       --
--------------------------------------------------------------------------------------------------------------------------------



 92 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning
of period                                 $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89    $0.96    $1.00
Accumulation unit value at end of
period                                    $0.97    $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89    $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                 15,940   18,431   21,893   24,975   23,850   20,551   15,315    9,520    4,490    1,283
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning
of period                                 $0.81    $1.08    $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.15    $0.81    $1.08    $1.07       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 27,889   31,527   41,917   48,099       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.72    $1.19    $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.90    $0.72    $1.19    $1.02       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                378,240  310,527  204,077  121,798       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.65    $1.27    $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.89    $0.65    $1.27    $1.07       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 32,788   41,006   32,112   59,299       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.74    $1.13    $0.97    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.88    $0.74    $1.13    $0.97       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 39,767   30,400   17,045   51,380       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.75    $1.04    $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.08    $0.75    $1.04    $1.03       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                162,181  119,741  111,086  103,830       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning
of period                                 $1.06    $1.83    $1.61    $1.32    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.22    $1.06    $1.83    $1.61    $1.32    $1.15       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                113,414   12,645   16,521   19,055   15,273    4,245       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.68    $1.20    $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.92    $0.68    $1.20    $1.03       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                269,589  398,515  294,643  244,121       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.81    $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00    $1.00       --
Accumulation unit value at end of
period                                    $1.02    $0.81    $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 92,559  113,690  148,743  173,861  189,109  187,351  119,284   48,686    6,363       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                                 $1.41    $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04    $1.00       --
Accumulation unit value at end of
period                                    $1.96    $1.41    $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04       --
Number of accumulation units
outstanding at end of period (000
omitted)                                187,652  236,346  264,423  290,678  260,492  188,565  109,647   50,458    6,903       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                                 $1.06    $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95    $1.00       --
Accumulation unit value at end of
period                                    $1.33    $1.06    $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 43,314   53,513   66,434   74,339   70,878   66,935   31,322   13,157    2,147       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34    $1.25    $0.96
Accumulation unit value at end of
period                                    $1.71    $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34    $1.25
Number of accumulation units
outstanding at end of period (000
omitted)                                 50,767   62,873   93,100  128,540  139,618  120,456   87,330   59,317   24,477    6,879
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  93

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35    $1.19    $0.96
Accumulation unit value at end of
period                                    $2.02    $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35    $1.19
Number of accumulation units
outstanding at end of period (000
omitted)                                 42,025   52,033   66,946   78,886   78,073   59,293   43,978   29,743   10,800    2,846
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.97    $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97    $1.00       --
Accumulation unit value at end of
period                                    $1.21    $0.97    $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 57,678   68,255   94,998   90,391   69,986   45,710   26,370   10,942      942       --
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37    $1.23    $0.95
Accumulation unit value at end of
period                                    $2.26    $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37    $1.23
Number of accumulation units
outstanding at end of period (000
omitted)                                 78,043   97,291  139,637  163,687  174,918  115,616   83,015   56,079   23,748    7,622
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning
of period                                 $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86    $0.99    $1.10
Accumulation unit value at end of
period                                    $0.85    $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86    $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                                108,298  131,282  187,585  231,223  248,935  128,074   83,166   71,820   60,343   42,626
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                                 $0.71    $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98    $1.00       --
Accumulation unit value at end of
period                                    $0.85    $0.71    $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 67,782   76,677   90,475  109,952  134,591   39,117   20,015   11,313    1,710       --
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                                 $0.84    $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98    $1.00       --
Accumulation unit value at end of
period                                    $1.19    $0.84    $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 13,229   16,534   23,253   25,868   24,349   20,043   10,924    6,981    1,459       --
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                                 $0.43    $1.06    $1.38    $1.19    $1.14    $1.05    $0.82    $0.97    $1.00       --
Accumulation unit value at end of
period                                    $0.54    $0.43    $1.06    $1.38    $1.19    $1.14    $1.05    $0.82    $0.97       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 14,877   13,625    9,208   12,088   10,621   10,625    8,724    5,572    1,081       --
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                                 $0.80    $1.13    $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.01    $0.80    $1.13    $1.02       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  8,089    8,014    5,881   33,923       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                                 $0.93    $1.57    $1.39    $1.09    $1.00       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.24    $0.93    $1.57    $1.39    $1.09       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                128,526   99,290   48,018    1,744      127       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                                 $0.47    $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91    $1.00       --
Accumulation unit value at end of
period                                    $0.73    $0.47    $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 21,730   19,001   21,716   25,440   31,926   14,454    7,882    3,769      490       --
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning
of period                                 $0.63    $1.06    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.85    $0.63    $1.06       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                305,123  238,472  154,650       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------



 94 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning
of period                                 $0.60    $1.02    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.85    $0.60    $1.02       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  1,551    1,524    1,080       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning
of period                                 $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68    $0.91    $1.00
Accumulation unit value at end of
period                                    $0.67    $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68    $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                 67,421   63,755   80,158  100,533  117,493  108,239   91,666   69,576   50,212   19,521
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning
of period                                 $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90    $0.96    $1.00
Accumulation unit value at end of
period                                    $0.98    $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90    $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                 28,887   32,039   42,261   51,188   62,995   77,406   74,690   59,272   34,072   12,308
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning
of period                                 $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89    $1.00       --
Accumulation unit value at end of
period                                    $1.83    $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 56,324   67,989   78,212   71,164   55,870   28,362   18,051   10,543    2,997       --
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.57    $1.07    $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.76    $0.57    $1.07    $1.04       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 75,726   78,811   64,614   57,067       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning
of period                                 $0.95    $1.60    $1.52    $1.31    $1.16    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.31    $0.95    $1.60    $1.52    $1.31    $1.16       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 31,543   36,705   48,173   51,514   33,811   11,540       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning
of period                                 $1.07    $1.26    $1.16    $1.09    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.25    $1.07    $1.26    $1.16    $1.09    $1.07       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                519,119  569,070  536,032  339,587  150,945   22,945       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning
of period                                 $0.86    $1.40    $1.43    $1.26    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.17    $0.86    $1.40    $1.43    $1.26    $1.15       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 23,658   27,205   34,265   34,462   18,592    7,652       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.93    $1.12    $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.13    $0.93    $1.12    $1.04       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                218,702  228,912  161,214  154,199       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.90    $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98    $1.00       --
Accumulation unit value at end of
period                                    $1.13    $0.90    $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 12,725   15,248   19,770   25,848   27,299   21,518   18,023   11,416    2,137       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.98    $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96    $1.00       --
Accumulation unit value at end of
period                                    $1.21    $0.98    $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 16,372   20,502   29,411   34,316   37,980   40,598   38,012   20,773    2,460       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning
of period                                 $0.59    $1.10    $1.06    $1.02    $0.91    $0.78    $0.59    $0.85    $1.29    $1.36
Accumulation unit value at end of
period                                    $0.82    $0.59    $1.10    $1.06    $1.02    $0.91    $0.78    $0.59    $0.85    $1.29
Number of accumulation units
outstanding at end of period (000
omitted)                                 21,581   25,511   33,551   42,808   49,747   57,095   67,224   72,033   74,819   49,764
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  95

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning
of period                                 $0.71    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.87    $0.71       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 11,669    6,188       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning
of period                                 $0.84    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.98    $0.84       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 16,032   11,487       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning
of period                                 $0.76    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.91    $0.76       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 45,180   25,617       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning
of period                                 $0.74    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.89    $0.74       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 27,720   16,958       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning
of period                                 $0.80    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.94    $0.80       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 22,560   11,805       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94    $1.05    $1.09
Accumulation unit value at end of
period                                    $1.07    $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94    $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                                 74,529   61,707   86,628   89,309   92,705   84,704   79,035   64,273   37,760   28,348
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(09/15/1999)
Accumulation unit value at beginning
of period                                 $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09    $1.06    $1.01
Accumulation unit value at end of
period                                    $1.22    $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09    $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                                197,288  399,214  286,121  258,492  193,996  187,100  203,753  255,251  243,870  171,785
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009 were
(0.75%) and (0.75%), respectively.
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13    $1.06    $1.01
Accumulation unit value at end of
period                                    $1.48    $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13    $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                                638,984  610,707  599,680  511,100  332,677  221,377  188,939  154,530   83,968   30,783
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02    $1.01    $1.03
Accumulation unit value at end of
period                                    $1.45    $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02    $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                                508,061  530,216  560,416  585,144  408,559  255,776  134,486   86,442   43,328   12,124
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76    $0.93    $1.14
Accumulation unit value at end of
period                                    $0.69    $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76    $0.93
Number of accumulation units
outstanding at end of period (000
omitted)                                257,537  301,682  383,078  450,207  263,828  130,790   69,981   52,124   26,327   24,003
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03    $1.03    $1.00
Accumulation unit value at end of
period                                    $1.68    $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03    $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                                195,536  201,728  204,316  169,931  130,135   82,347   51,936   31,133   16,572    8,968
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning
of period                                 $1.12    $1.13    $1.05    $1.05    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.19    $1.12    $1.13    $1.05    $1.05    $1.03       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                302,524  171,393  147,400  161,490   91,038    2,274       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------



 96 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95    $0.91    $1.01
Accumulation unit value at end of
period                                    $1.57    $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95    $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                137,350  147,297  218,538  251,768  262,154  242,254  177,150   93,845   58,348   31,722
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning
of period                                 $0.94    $1.16    $1.14    $1.07    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.33    $0.94    $1.16    $1.14    $1.07    $1.04       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                229,076  128,653  116,516  109,316   29,477    1,052       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning
of period                                 $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00    $1.00       --
Accumulation unit value at end of
period                                    $1.22    $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 40,215   38,730   50,337   62,826   47,283   53,376   42,780   16,388    2,489       --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning
of period                                 $0.81    $1.49    $1.36    $1.19    $1.00       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.14    $0.81    $1.49    $1.36    $1.19       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 57,405   76,989   71,709  101,239    6,605       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning
of period                                 $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79    $0.91    $1.00
Accumulation unit value at end of
period                                    $0.81    $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79    $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                 91,208  100,420  127,010  139,008  154,949  144,039  103,587   64,771   35,957    9,812
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14    $1.08    $1.00
Accumulation unit value at end of
period                                    $1.33    $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14    $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                                109,059  125,698  120,018  125,729  145,087  160,725  155,718  124,866   50,510   16,258
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65    $0.95    $1.18
Accumulation unit value at end of
period                                    $0.56    $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65    $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                147,034  180,650  283,769  326,108  323,849  191,140  192,314  135,693  129,186   97,754
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at beginning
of period                                 $0.80    $1.33    $1.34    $1.14    $1.10    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.00    $0.80    $1.33    $1.34    $1.14    $1.10       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  6,269    5,696    7,988    7,937    6,232    3,498       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08    $1.16    $1.12
Accumulation unit value at end of
period                                    $1.42    $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08    $1.16
Number of accumulation units
outstanding at end of period (000
omitted)                                 21,859   26,621   38,095   49,721   59,243   61,563   44,627   29,202   22,792   14,830
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning
of period                                 $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72    $0.74    $1.00
Accumulation unit value at end of
period                                    $2.23    $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72    $0.74
Number of accumulation units
outstanding at end of period (000
omitted)                                 80,593  111,551   89,546   89,672   75,520   22,549    8,256    4,750    1,789      906
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67    $0.95    $1.27
Accumulation unit value at end of
period                                    $0.94    $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67    $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                 48,442   55,412   75,421   80,961   77,787   51,446   23,614   20,012   15,821   13,967
--------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning
of period                                 $0.68    $1.12    $1.09    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.89    $0.68    $1.12    $1.09       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                303,537  183,635  117,605  123,150       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  97

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning
of period                                 $0.85    $1.36    $1.29    $1.12    $1.12    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.16    $0.85    $1.36    $1.29    $1.12    $1.12       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  5,203    6,409    9,188    9,786   10,247    4,730       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning
of period                                 $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07    $1.00       --
Accumulation unit value at end of
period                                    $1.66    $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07       --
Number of accumulation units
outstanding at end of period (000
omitted)                                149,191  156,845  148,793  126,637  127,559   90,541   67,609   43,199    6,885       --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning
of period                                 $0.85    $1.33    $1.37    $1.19    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.08    $0.85    $1.33    $1.37    $1.19    $1.15       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                178,986  227,595  224,730  258,223  203,272   36,974       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.61    $1.11    $1.23    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.86    $0.61    $1.11    $1.23       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 67,174   88,969   51,109   51,499       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.64    $1.20    $0.99    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.99    $0.64    $1.20    $0.99       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 18,479   17,546   14,940   37,273       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85    $1.08    $1.51
Accumulation unit value at end of
period                                    $2.11    $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85    $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                                131,326  142,736  164,570  186,862  170,230  104,567   66,022   43,554   27,818   18,245
--------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16    $1.05    $1.15
Accumulation unit value at end of
period                                    $1.67    $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16    $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                                155,213  176,483  212,646  235,960  241,623  184,961  129,824   78,311   40,791   23,813
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.86    $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99    $1.00       --
Accumulation unit value at end of
period                                    $1.26    $0.86    $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 19,019   22,799   30,772   36,471   41,049   43,145   38,865   25,397    3,701       --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning
of period                                 $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94    $1.00       --
Accumulation unit value at end of
period                                    $1.18    $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 31,042   29,488   35,670   25,726   19,618   22,185   19,289    9,992    2,060       --
--------------------------------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning
of period                                 $0.70    $1.35    $1.14    $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.07    $0.70    $1.35    $1.14    $1.06       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  3,654    2,593    2,415    5,609      801       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96    $1.00       --
Accumulation unit value at end of
period                                    $0.93    $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 41,871   53,105   74,246   84,552   91,924   75,935   54,358   29,770    4,363       --
--------------------------------------------------------------------------------------------------------------------------------



 98 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning
of period                                 $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98    $1.00       --
Accumulation unit value at end of
period                                    $1.61    $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 93,058  122,930  135,634  127,479   94,909   44,705   24,114    9,270      790       --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.91    $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93    $1.00       --
Accumulation unit value at end of
period                                    $1.20    $0.91    $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 15,628   19,242   25,059   26,700   27,136   22,031   15,471    8,200    1,927       --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning
of period                                 $0.67    $0.90    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.87    $0.67    $0.90       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 25,355   30,504   28,466       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning
of period                                 $0.69    $1.19    $0.99    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.91    $0.69    $1.19    $0.99    $1.04       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  6,957    7,931    8,170   35,411    4,856       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning
of period                                 $1.07    $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04    $1.00       --
Accumulation unit value at end of
period                                    $1.27    $1.07    $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 48,731   56,747   81,683   93,343   95,710   71,318   50,607   30,523    7,298       --
--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning
of period                                 $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89    $0.96    $1.00
Accumulation unit value at end of
period                                    $0.95    $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89    $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                  9,852   12,240   17,034   19,334   19,301   17,682   14,100    9,832    6,090    1,693
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning
of period                                 $0.80    $1.08    $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.15    $0.80    $1.08    $1.07       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 16,890   19,527   26,868   30,821       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.71    $1.19    $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.89    $0.71    $1.19    $1.02       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                214,161  176,791  113,001   66,352       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.65    $1.26    $1.07    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.88    $0.65    $1.26    $1.07       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 20,723   26,849   22,702   32,712       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.74    $1.13    $0.97    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.88    $0.74    $1.13    $0.97       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 26,662   22,011   12,631   26,224       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.75    $1.04    $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.07    $0.75    $1.04    $1.03       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                105,964   79,727   71,987   59,159       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning
of period                                 $1.05    $1.82    $1.60    $1.31    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.20    $1.05    $1.82    $1.60    $1.31    $1.15       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 69,836    8,283   11,475   12,674    9,815    2,086       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS  99

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.68    $1.20    $1.03    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.91    $0.68    $1.20    $1.03       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                167,696  237,020  166,815  127,364       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.80    $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00    $1.00       --
Accumulation unit value at end of
period                                    $1.00    $0.80    $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 57,593   72,387   96,482  112,864  121,317  119,521   81,919   36,320    8,177       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                                 $1.39    $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04    $1.00       --
Accumulation unit value at end of
period                                    $1.93    $1.39    $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04       --
Number of accumulation units
outstanding at end of period (000
omitted)                                106,479  136,525  156,364  174,833  157,678  117,171   72,124   35,541    6,689       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                                 $1.05    $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.94    $1.00       --
Accumulation unit value at end of
period                                    $1.31    $1.05    $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.94       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 29,954   37,943   48,192   52,627   48,642   42,672   21,405   10,123    2,157       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33    $1.25    $0.96
Accumulation unit value at end of
period                                    $1.68    $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33    $1.25
Number of accumulation units
outstanding at end of period (000
omitted)                                 31,073   39,491   59,503   81,589   88,911   80,587   63,047   44,591   19,803    6,181
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34    $1.19    $0.96
Accumulation unit value at end of
period                                    $1.98    $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34    $1.19
Number of accumulation units
outstanding at end of period (000
omitted)                                 28,730   36,256   46,935   55,078   55,521   44,541   34,639   23,553    9,584    2,897
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.96    $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.96    $1.00       --
Accumulation unit value at end of
period                                    $1.19    $0.96    $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.96       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 39,361   47,292   65,658   63,662   50,166   33,241   21,294    9,151    1,114       --
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37    $1.23    $0.95
Accumulation unit value at end of
period                                    $2.21    $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37    $1.23
Number of accumulation units
outstanding at end of period (000
omitted)                                 51,883   65,990   96,413  112,452  117,932   84,473   65,106   47,539   24,711   10,265
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning
of period                                 $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86    $0.99    $1.10
Accumulation unit value at end of
period                                    $0.84    $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86    $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                                 70,758   87,685  126,734  160,736  168,697  108,140   80,350   75,489   71,185   55,239
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                                 $0.70    $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98    $1.00       --
Accumulation unit value at end of
period                                    $0.84    $0.70    $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 33,205   38,700   46,783   56,007   64,800   21,785   12,215    7,624    1,711       --
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                                 $0.83    $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98    $1.00       --
Accumulation unit value at end of
period                                    $1.17    $0.83    $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  7,715    9,784   13,998   14,692   13,500   12,074    7,348    4,808    1,224       --
--------------------------------------------------------------------------------------------------------------------------------



 100 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                                 $0.42    $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.96    $1.00       --
Accumulation unit value at end of
period                                    $0.53    $0.42    $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.96       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  8,567    8,723    5,805    7,305    6,396    6,649    5,460    3,709      901       --
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                                 $0.80    $1.13    $1.02    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.01    $0.80    $1.13    $1.02       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  5,414    5,240    3,964   15,226       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                                 $0.92    $1.57    $1.38    $1.09    $1.00       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.23    $0.92    $1.57    $1.38    $1.09       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 76,801   53,711   23,729    1,198      107       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                                 $0.46    $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91    $1.00       --
Accumulation unit value at end of
period                                    $0.72    $0.46    $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 11,446    8,853   10,072   12,094   14,960    8,076    5,212    2,845      911       --
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning
of period                                 $0.63    $1.06    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.85    $0.63    $1.06       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                168,562  128,192   72,177       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning
of period                                 $0.60    $1.02    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.85    $0.60    $1.02       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  1,436    1,203      741       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning
of period                                 $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67    $0.90    $1.00
Accumulation unit value at end of
period                                    $0.66    $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67    $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                 44,235   44,360   58,819   73,300   84,506   78,223   74,564   62,663   51,051   21,973
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning
of period                                 $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90    $0.96    $1.00
Accumulation unit value at end of
period                                    $0.96    $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90    $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                 20,432   22,831   31,915   38,120   48,503   60,214   61,988   53,383   36,822   15,060
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning
of period                                 $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89    $1.00       --
Accumulation unit value at end of
period                                    $1.80    $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 35,891   43,832   51,479   45,869   35,163   18,264   12,519    7,093    2,778       --
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.57    $1.07    $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.75    $0.57    $1.07    $1.04       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 40,525   41,079   30,611   26,517       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning
of period                                 $0.94    $1.59    $1.51    $1.30    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.30    $0.94    $1.59    $1.51    $1.30    $1.15       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 21,263   24,950   32,187   34,962   20,721    6,121       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS  101

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning
of period                                 $1.06    $1.25    $1.15    $1.08    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.24    $1.06    $1.25    $1.15    $1.08    $1.07       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                350,910  395,298  360,480  226,000   94,657   11,924       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning
of period                                 $0.85    $1.39    $1.42    $1.25    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.16    $0.85    $1.39    $1.42    $1.25    $1.15       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 15,634   18,861   23,107   22,606   12,037    4,085       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.93    $1.12    $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.12    $0.93    $1.12    $1.04       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                127,629  131,661   82,318   76,067       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.89    $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98    $1.00       --
Accumulation unit value at end of
period                                    $1.11    $0.89    $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  7,349    8,551   11,073   13,569   14,517   11,248    9,676    6,574    1,743       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.96    $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96    $1.00       --
Accumulation unit value at end of
period                                    $1.19    $0.96    $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 10,504   13,381   18,697   21,524   23,458   24,819   24,880   15,138    2,180       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning
of period                                 $0.58    $1.08    $1.05    $1.00    $0.90    $0.77    $0.58    $0.85    $1.29    $1.36
Accumulation unit value at end of
period                                    $0.80    $0.58    $1.08    $1.05    $1.00    $0.90    $0.77    $0.58    $0.85    $1.29
Number of accumulation units
outstanding at end of period (000
omitted)                                 15,529   20,077   26,405   34,609   42,680   51,579   63,075   73,930   87,722   68,407
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning
of period                                 $0.71    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.87    $0.71       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  5,500    3,115       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning
of period                                 $0.84    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.97    $0.84       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 12,467    7,436       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning
of period                                 $0.76    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.91    $0.76       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 26,565   15,034       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning
of period                                 $0.73    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.89    $0.73       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 15,191    9,299       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning
of period                                 $0.79    $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.94    $0.79       --       --       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 16,602    8,524       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93    $1.05    $1.09
Accumulation unit value at end of
period                                    $1.04    $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93    $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                                 55,353   51,095   74,966   74,221   77,525   74,540   73,310   64,613   53,096   39,810
--------------------------------------------------------------------------------------------------------------------------------



 102 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(09/15/1999)
Accumulation unit value at beginning
of period                                 $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09    $1.06    $1.01
Accumulation unit value at end of
period                                    $1.19    $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09    $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                                140,419  290,095  247,870  211,744  147,452  148,915  178,580  228,237  265,455  203,922
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009 were
(0.97%) and (0.97%), respectively.
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13    $1.06    $1.01
Accumulation unit value at end of
period                                    $1.45    $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13    $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                                447,493  430,993  408,270  351,043  257,273  190,125  176,013  159,405  106,760   43,920
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02    $1.01    $1.03
Accumulation unit value at end of
period                                    $1.42    $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02    $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                                307,581  329,220  363,274  383,460  278,737  181,318   99,776   67,958   41,299   14,227
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76    $0.93    $1.14
Accumulation unit value at end of
period                                    $0.68    $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76    $0.93
Number of accumulation units
outstanding at end of period (000
omitted)                                147,939  180,807  242,876  290,744  144,230   94,730   45,599   34,956   26,779   22,159
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03    $1.02    $1.00
Accumulation unit value at end of
period                                    $1.65    $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03    $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                                137,253  142,773  141,675  123,834  102,876   72,702   54,100   36,626   23,970   14,137
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning
of period                                 $1.11    $1.12    $1.05    $1.05    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.18    $1.11    $1.12    $1.05    $1.05    $1.03       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                192,220  113,444   88,734   95,224   51,906    1,504       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94    $0.91    $1.01
Accumulation unit value at end of
period                                    $1.54    $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94    $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                111,734  125,862  186,775  221,767  237,711  236,566  197,358  122,784   88,813   52,655
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning
of period                                 $0.93    $1.16    $1.14    $1.06    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.31    $0.93    $1.16    $1.14    $1.06    $1.04       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                141,698   76,770   65,977   61,812   18,068      783       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning
of period                                 $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99    $1.00       --
Accumulation unit value at end of
period                                    $1.20    $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 26,343   25,504   35,043   43,939   31,419   35,498   29,450   12,145    2,238       --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning
of period                                 $0.81    $1.48    $1.36    $1.19    $1.00       --       --       --       --       --
Accumulation unit value at end of
period                                    $1.13    $0.81    $1.48    $1.36    $1.19       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 32,037   45,362   43,555   54,642    4,982       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning
of period                                 $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79    $0.91    $1.00
Accumulation unit value at end of
period                                    $0.80    $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79    $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                 65,626   73,795   92,416  104,302  122,070  117,372   91,398   65,011   40,575   14,084
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13    $1.08    $1.00
Accumulation unit value at end of
period                                    $1.30    $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13    $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                                 88,306  108,778  104,637  108,222  121,249  130,386  135,202  116,147   56,966   24,654
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS  103

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64    $0.94    $1.18
Accumulation unit value at end of
period                                    $0.55    $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64    $0.94
Number of accumulation units
outstanding at end of period (000
omitted)                                 90,930  116,110  186,447  216,237  212,229  135,373  147,485  118,986  130,764  106,410
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at beginning
of period                                 $0.79    $1.32    $1.34    $1.13    $1.09    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $0.99    $0.79    $1.32    $1.34    $1.13    $1.09       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  3,736    2,900    4,152    4,707    3,594    2,030       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07    $1.16    $1.12
Accumulation unit value at end of
period                                    $1.39    $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07    $1.16
Number of accumulation units
outstanding at end of period (000
omitted)                                 15,189   18,734   28,329   38,372   46,718   51,057   39,709   29,341   24,346   16,349
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning
of period                                 $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72    $0.74    $1.00
Accumulation unit value at end of
period                                    $2.19    $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72    $0.74
Number of accumulation units
outstanding at end of period (000
omitted)                                 47,289   61,879   50,491   51,867   44,244   16,315    6,501    3,888    1,542      693
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                                 $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67    $0.95    $1.27
Accumulation unit value at end of
period                                    $0.92    $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67    $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                 35,421   42,730   58,762   64,541   61,793   40,351   21,462   19,189   18,664   15,670
--------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning
of period                                 $0.68    $1.11    $1.08    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.88    $0.68    $1.11    $1.08       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                163,841   98,708   55,721   57,963       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning
of period                                 $0.84    $1.34    $1.28    $1.12    $1.12    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.14    $0.84    $1.34    $1.28    $1.12    $1.12       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  3,165    3,807    5,203    5,724    5,777    2,540       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning
of period                                 $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07    $1.00       --
Accumulation unit value at end of
period                                    $1.63    $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 81,111   85,345   79,474   69,587   72,463   57,581   44,918   28,099    6,314       --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning
of period                                 $0.84    $1.32    $1.36    $1.18    $1.15    $1.00       --       --       --       --
Accumulation unit value at end of
period                                    $1.07    $0.84    $1.32    $1.36    $1.18    $1.15       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 95,224  120,656  113,380  130,395   96,755   18,714       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.61    $1.11    $1.22    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.86    $0.61    $1.11    $1.22       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 38,794   50,326   29,814   27,318       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning
of period                                 $0.63    $1.20    $0.99    $1.00       --       --       --       --       --       --
Accumulation unit value at end of
period                                    $0.98    $0.63    $1.20    $0.99       --       --       --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 12,049   11,266    9,199   17,529       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------



 104 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                       2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84    $1.08    $1.51
Accumulation unit value at end of
period                                    $2.06    $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84    $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                                 80,522   88,899  108,613  122,718  114,381   79,981   56,466   42,309   30,297   21,844
--------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning
of period                                 $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15    $1.05    $1.15
Accumulation unit value at end of
period                                    $1.64    $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15    $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                                100,879  117,299  145,262  164,257  169,886  140,320  108,046   72,853   46,456   29,881
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning
of period                                 $0.84    $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99    $1.00       --
Accumulation unit value at end of
period                                    $1.24    $0.84    $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 11,212   13,585   18,131   21,391   25,313   25,983   24,999   17,130    3,747       --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning
of period                                 $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94    $1.00       --
Accumulation unit value at end of
period                                    $1.16    $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 20,853   19,000   23,653   17,655   14,334   16,103   13,800    7,655    2,230       --
--------------------------------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                   2009    2008     2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period        $0.70   $1.35    $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period              $1.06   $0.70    $1.35   $1.14   $1.06      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    609     425      664   2,023     333      --      --      --
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period        $0.85   $1.45    $1.40   $1.21   $1.16   $1.06   $0.81   $1.00
Accumulation unit value at end of period              $1.01   $0.85    $1.45   $1.40   $1.21   $1.16   $1.06   $0.81
Number of accumulation units outstanding at end of
period (000 omitted)                                  7,705  10,045   14,240  18,481  20,739  16,610   9,284   3,503
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period        $1.25   $2.71    $2.59   $1.94   $1.68   $1.36   $0.95   $1.00
Accumulation unit value at end of period              $1.67   $1.25    $2.71   $2.59   $1.94   $1.68   $1.36   $0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                 19,906  29,486   32,186  31,867  25,568  11,679   5,621   1,417
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (02/13/2002)
Accumulation unit value at beginning of period        $1.05   $1.92    $1.64   $1.33   $1.19   $1.05   $0.85   $1.00
Accumulation unit value at end of period              $1.38   $1.05    $1.92   $1.64   $1.33   $1.19   $1.05   $0.85
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,810   5,162    6,589   7,826   7,538   4,969   2,812     944
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period        $0.67   $0.90    $1.00      --      --      --      --      --
Accumulation unit value at end of period              $0.87   $0.67    $0.90      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  5,341   7,412    9,862      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period        $0.68   $1.18    $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period              $0.91   $0.68    $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,815   2,188    2,203  12,931   2,015      --      --      --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (02/13/2002)
Accumulation unit value at beginning of period        $1.06   $1.46    $1.56   $1.33   $1.28   $1.13   $0.89   $1.00
Accumulation unit value at end of period              $1.26   $1.06    $1.46   $1.56   $1.33   $1.28   $1.13   $0.89
Number of accumulation units outstanding at end of
period (000 omitted)                                 11,068  13,643   20,382  24,433  25,428  16,423   8,977   2,837
--------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI SOCIAL BALANCED PORTFOLIO (02/13/2002)
Accumulation unit value at beginning of period        $0.87   $1.28    $1.26   $1.17   $1.11   $1.04   $0.88   $1.00
Accumulation unit value at end of period              $1.08   $0.87    $1.28   $1.26   $1.17   $1.11   $1.04   $0.88
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,706   1,873    2,380   3,270   3,186   2,458   1,272     211
--------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period        $0.80   $1.08    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.14   $0.80    $1.08   $1.07      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  5,923   6,783   10,284  12,074      --      --      --      --
--------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS  105

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                   2009    2008     2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period        $0.71   $1.19    $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.89   $0.71    $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               47,208  42,915   31,378  21,100      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period        $0.64   $1.26    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.88   $0.64    $1.26   $1.07      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,016   5,121    4,198   9,849      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period        $0.74   $1.13    $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.87   $0.74    $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                6,589   4,848    3,423   9,239      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period        $0.75   $1.03    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.07   $0.75    $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               20,977  18,362   19,211  18,826      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of period        $1.05   $1.81    $1.59   $1.31   $1.14   $1.00      --      --
Accumulation unit value at end of period              $1.20   $1.05    $1.81   $1.59   $1.31   $1.14      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               15,466   3,851    5,245   6,006   4,632   1,316      --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period        $0.68   $1.20    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.91   $0.68    $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               32,815  53,546   45,072  40,094      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period        $0.83   $1.44    $1.30   $1.16   $1.09   $1.04   $0.85   $1.00
Accumulation unit value at end of period              $1.04   $0.83    $1.44   $1.30   $1.16   $1.09   $1.04   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                               10,988  14,570   20,111  25,441  28,158  27,602  15,940   3,592
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period        $1.35   $2.25    $1.97   $1.77   $1.52   $1.23   $0.90   $1.00
Accumulation unit value at end of period              $1.86   $1.35    $2.25   $1.97   $1.77   $1.52   $1.23   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                               28,494  38,797   44,787  53,339  46,944  30,787  15,111   4,182
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period        $1.16   $2.09    $1.80   $1.55   $1.32   $1.17   $0.83   $1.00
Accumulation unit value at end of period              $1.45   $1.16    $2.09   $1.80   $1.55   $1.32   $1.17   $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,075   6,432    8,255  10,330   9,686   7,474   2,900     553
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period        $1.06   $1.86    $2.37   $1.99   $1.77   $1.36   $1.01   $1.00
Accumulation unit value at end of period              $1.25   $1.06    $1.86   $2.37   $1.99   $1.77   $1.36   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                7,137   9,150   14,263  20,694  22,307  17,231   9,166   2,887
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period        $1.18   $1.77    $1.84   $1.59   $1.47   $1.20   $0.92   $1.00
Accumulation unit value at end of period              $1.51   $1.18    $1.77   $1.84   $1.59   $1.47   $1.20   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                7,198   8,815   11,862  14,227  13,298   8,980   5,248   2,075
--------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period        $1.01   $1.62    $1.58   $1.35   $1.23   $1.10   $0.89   $1.00
Accumulation unit value at end of period              $1.26   $1.01    $1.62   $1.58   $1.35   $1.23   $1.10   $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                               10,913  14,362   21,837  22,449  18,871  13,076   6,742   1,735
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period        $1.24   $1.98    $1.94   $1.69   $1.51   $1.21   $0.95   $1.00
Accumulation unit value at end of period              $1.63   $1.24    $1.98   $1.94   $1.69   $1.51   $1.21   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                               12,872  16,558   24,512  29,515  30,996  15,049   7,743   2,583
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period        $0.84   $1.35    $1.38   $1.24   $1.17   $1.03   $0.80   $1.00
Accumulation unit value at end of period              $1.01   $0.84    $1.35   $1.38   $1.24   $1.17   $1.03   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                               11,037  13,564   20,871  27,339  30,636   9,922   2,742   1,048
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.74   $1.31    $1.18   $1.13   $1.05   $1.00   $0.78   $1.00
Accumulation unit value at end of period              $0.89   $0.74    $1.31   $1.18   $1.13   $1.05   $1.00   $0.78
Number of accumulation units outstanding at end of
  period (000 omitted)                               10,744  12,622   15,385  19,282  24,536   5,492   1,386     379
--------------------------------------------------------------------------------------------------------------------



 106 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                   2009    2008     2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.88   $1.67    $1.53   $1.33   $1.23   $1.07   $0.80   $1.00
Accumulation unit value at end of period              $1.23   $0.88    $1.67   $1.53   $1.33   $1.23   $1.07   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,576   2,199    3,003   3,321   2,836   2,429   1,198     552
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period        $0.45   $1.12    $1.45   $1.26   $1.20   $1.11   $0.87   $1.00
Accumulation unit value at end of period              $0.56   $0.45    $1.12   $1.45   $1.26   $1.20   $1.11   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,151   1,606    1,004   1,342   1,322   1,122     925     526
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.80   $1.13    $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.00   $0.80    $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  956     923      753   5,096      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.92   $1.57    $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period              $1.23   $0.92    $1.57   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               14,695  14,785    8,000     503       2      --      --      --
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period        $0.54   $0.99    $0.93   $0.85   $0.84   $0.81   $0.56   $1.00
Accumulation unit value at end of period              $0.84   $0.54    $0.99   $0.93   $0.85   $0.84   $0.81   $0.56
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,935   2,808    2,913   3,543   4,728   1,650     851     192
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.63   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period              $0.85   $0.63    $1.06      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               38,560  33,658   25,246      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period        $0.60   $1.02    $1.00      --      --      --      --      --
Accumulation unit value at end of period              $0.84   $0.60    $1.02      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  497     443      225      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period        $0.75   $1.20    $1.09   $1.03   $0.99   $0.92   $0.76   $1.00
Accumulation unit value at end of period              $1.03   $0.75    $1.20   $1.09   $1.03   $0.99   $0.92   $0.76
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,222   4,927    5,932   8,628   8,658   5,399   2,971   1,088
--------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period        $0.71   $1.18    $1.17   $1.04   $1.00   $0.96   $0.72   $1.00
Accumulation unit value at end of period              $1.14   $0.71    $1.18   $1.17   $1.04   $1.00   $0.96   $0.72
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,166   2,718    3,692   5,363   6,257   6,311   5,191   2,112
--------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period        $1.71   $2.78    $2.20   $1.70   $1.47   $1.14   $0.85   $1.00
Accumulation unit value at end of period              $2.25   $1.71    $2.78   $2.20   $1.70   $1.47   $1.14   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,019   6,021    7,678   8,231   6,871   3,380   1,670     276
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period        $0.56   $1.07    $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.75   $0.56    $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                9,498  10,873   10,350   9,305      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period        $0.94   $1.59    $1.51   $1.30   $1.15   $1.00      --      --
Accumulation unit value at end of period              $1.29   $0.94    $1.59   $1.51   $1.30   $1.15      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                6,423   8,456   11,884  14,402  11,208   4,318      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period        $1.05   $1.24    $1.15   $1.08   $1.07   $1.00      --      --
Accumulation unit value at end of period              $1.24   $1.05    $1.24   $1.15   $1.08   $1.07      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               70,681  82,157   92,164  64,615  34,899   7,003      --      --
--------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS  107

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                   2009    2008     2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period        $0.85   $1.38    $1.42   $1.25   $1.15   $1.00      --      --
Accumulation unit value at end of period              $1.15   $0.85    $1.38   $1.42   $1.25   $1.15      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,663   7,256    9,606  10,328   6,924   2,998      --      --
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period        $0.93   $1.11    $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.12   $0.93    $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               26,403  31,669   27,066  26,857      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period        $0.92   $1.12    $1.14   $1.12   $1.00   $0.94   $0.81   $1.00
Accumulation unit value at end of period              $1.15   $0.92    $1.12   $1.14   $1.12   $1.00   $0.94   $0.81
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,116   2,705    3,423   4,490   4,351   2,530   1,776     617
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period        $1.05   $1.90    $1.77   $1.40   $1.26   $1.09   $0.86   $1.00
Accumulation unit value at end of period              $1.30   $1.05    $1.90   $1.77   $1.40   $1.26   $1.09   $0.86
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,819   2,476    3,409   3,961   4,252   4,043   4,165   2,086
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period        $0.73   $1.35    $1.31   $1.25   $1.13   $0.96   $0.73   $1.00
Accumulation unit value at end of period              $1.00   $0.73    $1.35   $1.31   $1.25   $1.13   $0.96   $0.73
Number of accumulation units outstanding at end of
  period (000 omitted)                                  518     601      771     986     736     559     614     267
--------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period        $0.71   $1.00       --      --      --      --      --      --
Accumulation unit value at end of period              $0.87   $0.71       --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  897      88       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period        $0.84   $1.00       --      --      --      --      --      --
Accumulation unit value at end of period              $0.97   $0.84       --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,849   1,582       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period        $0.76   $1.00       --      --      --      --      --      --
Accumulation unit value at end of period              $0.91   $0.76       --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,698   2,013       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period        $0.73   $1.00       --      --      --      --      --      --
Accumulation unit value at end of period              $0.89   $0.73       --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,942   1,762       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period        $0.79   $1.00       --      --      --      --      --      --
Accumulation unit value at end of period              $0.93   $0.79       --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,685     829       --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $0.94   $1.36    $1.35   $1.19   $1.16   $1.07   $0.90   $1.00
Accumulation unit value at end of period              $1.16   $0.94    $1.36   $1.35   $1.19   $1.16   $1.07   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                8,438   2,967    5,018   4,466   3,385   2,471   1,608     531
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(02/13/2002)
Accumulation unit value at beginning of period        $1.10   $1.08    $1.04   $1.01   $0.99   $1.00   $1.00   $1.00
Accumulation unit value at end of period              $1.09   $1.10    $1.08   $1.04   $1.01   $0.99   $1.00   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                               23,076  51,260   39,420  37,806  22,067  19,507  13,022  12,452
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31,
  2009 were (1.02%) and (1.01%), respectively.
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $1.12   $1.21    $1.16   $1.12   $1.11   $1.07   $1.04   $1.00
Accumulation unit value at end of period              $1.27   $1.12    $1.21   $1.16   $1.12   $1.11   $1.07   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                               89,692  93,379  103,330  87,923  50,746  22,751  13,984   6,481
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $1.14   $1.94    $1.82   $1.53   $1.36   $1.17   $0.83   $1.00
Accumulation unit value at end of period              $1.44   $1.14    $1.94   $1.82   $1.53   $1.36   $1.17   $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                               59,080  64,717   69,629  75,610  47,282  24,579   8,342   3,101
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $0.70   $1.22    $1.20   $1.05   $1.00   $0.95   $0.75   $1.00
Accumulation unit value at end of period              $0.86   $0.70    $1.22   $1.20   $1.05   $1.00   $0.95   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                               16,370  18,986   23,697  27,942  27,550   4,862   1,779     291
--------------------------------------------------------------------------------------------------------------------



 108 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                   2009    2008     2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $1.45   $1.47    $1.38   $1.31   $1.39   $1.28   $1.14   $1.00
Accumulation unit value at end of period              $1.60   $1.45    $1.47   $1.38   $1.31   $1.39   $1.28   $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                               24,423  26,925   31,193  26,716  18,771   8,568   3,885   1,060
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning of period        $1.11   $1.12    $1.05   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period              $1.17   $1.11    $1.12   $1.05   $1.05   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               40,367  23,321   26,608  31,048  20,279     653      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $1.08   $1.46    $1.44   $1.32   $1.28   $1.16   $0.94   $1.00
Accumulation unit value at end of period              $1.64   $1.08    $1.46   $1.44   $1.32   $1.28   $1.16   $0.94
Number of accumulation units outstanding at end of
  period (000 omitted)                               10,600  13,016   20,960  27,180  28,189  24,305  16,280   3,957
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning of period        $0.93   $1.15    $1.14   $1.06   $1.04   $1.00      --      --
Accumulation unit value at end of period              $1.31   $0.93    $1.15   $1.14   $1.06   $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               29,266  19,612   20,632  21,052   7,061     300      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $0.76   $1.40    $1.24   $1.26   $1.15   $1.07   $0.88   $1.00
Accumulation unit value at end of period              $1.24   $0.76    $1.40   $1.24   $1.26   $1.15   $1.07   $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,137   2,135    2,984   4,676   5,505   5,961   4,649   1,153
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of period        $0.81   $1.48    $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period              $1.12   $0.81    $1.48   $1.36   $1.19      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                6,370   9,682    9,445  15,321     622      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $0.84   $1.35    $1.30   $1.14   $1.10   $1.01   $0.80   $1.00
Accumulation unit value at end of period              $1.05   $0.84    $1.35   $1.30   $1.14   $1.10   $1.01   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                6,575   7,849   10,644  13,132  14,184  11,269   6,544   1,889
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $1.09   $1.13    $1.08   $1.05   $1.04   $1.05   $1.04   $1.00
Accumulation unit value at end of period              $1.13   $1.09    $1.13   $1.08   $1.05   $1.04   $1.05   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                               11,597  12,804   12,583  16,153  18,707  17,403  14,902   6,107
--------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $0.66   $1.19    $1.17   $1.06   $0.99   $0.92   $0.77   $1.00
Accumulation unit value at end of period              $0.89   $0.66    $1.19   $1.17   $1.06   $0.99   $0.92   $0.77
Number of accumulation units outstanding at end of
  period (000 omitted)                                9,725  12,689   20,603  24,725  23,296   7,403   5,647     973
--------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at beginning of period        $0.79   $1.31    $1.33   $1.13   $1.09   $1.00      --      --
Accumulation unit value at end of period              $0.98   $0.79    $1.31   $1.33   $1.13   $1.09      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  520     582      925   1,124     921     450      --      --
--------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $0.97   $1.59    $1.68   $1.52   $1.46   $1.25   $0.85   $1.00
Accumulation unit value at end of period              $1.34   $0.97    $1.59   $1.68   $1.52   $1.46   $1.25   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,760   2,383    3,378   4,827   5,744   5,617   2,920     900
--------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $1.69   $3.70    $2.70   $2.04   $1.54   $1.25   $0.90   $1.00
Accumulation unit value at end of period              $2.92   $1.69    $3.70   $2.70   $2.04   $1.54   $1.25   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                7,245  11,453    9,394   9,829   8,412   1,983     492     220
--------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period        $1.15   $1.94    $1.74   $1.42   $1.26   $1.08   $0.85   $1.00
Accumulation unit value at end of period              $1.45   $1.15    $1.94   $1.74   $1.42   $1.26   $1.08   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,118   3,748    5,324   5,986   5,133   2,551     340      55
--------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period        $0.68   $1.11    $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.88   $0.68    $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               38,320  25,636   18,675  20,639      --      --      --      --
--------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS  109

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                   2009    2008     2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period        $0.84   $1.34    $1.28   $1.12   $1.12   $1.00      --      --
Accumulation unit value at end of period              $1.14   $0.84    $1.34   $1.28   $1.12   $1.12      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  522     766    1,469   1,490   1,493     840      --      --
--------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period        $1.14   $1.68    $1.79   $1.50   $1.43   $1.21   $0.88   $1.00
Accumulation unit value at end of period              $1.54   $1.14    $1.68   $1.79   $1.50   $1.43   $1.21   $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                               20,099  23,170   23,547  19,283  20,683  11,379   7,181   3,316
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period        $0.84   $1.31    $1.36   $1.18   $1.15   $1.00      --      --
Accumulation unit value at end of period              $1.06   $0.84    $1.31   $1.36   $1.18   $1.15      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               32,587  43,694   51,531  60,771  53,896  12,916      --      --
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period        $0.61   $1.11    $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.86   $0.61    $1.11   $1.22      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               10,214  14,095    9,916   8,886      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period        $0.63   $1.20    $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.98   $0.63    $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,148   2,776    2,519   6,372      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (02/13/2002)
Accumulation unit value at beginning of period        $1.68   $3.12    $2.71   $1.99   $1.66   $1.28   $0.87   $1.00
Accumulation unit value at end of period              $2.49   $1.68    $3.12   $2.71   $1.99   $1.66   $1.28   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                               14,208  16,311   18,491  21,367  19,260   9,273   4,376   1,523
--------------------------------------------------------------------------------------------------------------------
WANGER USA (02/13/2002)
Accumulation unit value at beginning of period        $1.03   $1.73    $1.66   $1.56   $1.41   $1.21   $0.85   $1.00
Accumulation unit value at end of period              $1.46   $1.03    $1.73   $1.66   $1.56   $1.41   $1.21   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                               23,568  28,344   36,469  42,372  41,455  26,304  13,657   3,732
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period        $0.88   $1.48    $1.40   $1.26   $1.18   $1.01   $0.75   $1.00
Accumulation unit value at end of period              $1.29   $0.88    $1.48   $1.40   $1.26   $1.18   $1.01   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,701   3,344    4,587   6,324   7,621   6,990   5,557   2,340
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period        $0.88   $1.52    $1.35   $1.11   $1.06   $0.94   $0.67   $1.00
Accumulation unit value at end of period              $1.34   $0.88    $1.52   $1.35   $1.11   $1.06   $0.94   $0.67
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,879   3,050    3,223   2,943   2,596   2,735   1,772     662
--------------------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period         $0.70   $1.34   $1.13   $1.06   $1.00      --      --      --
Accumulation unit value at end of period               $1.05   $0.70   $1.34   $1.13   $1.06      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   548     301     264     846     148      --      --      --
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period         $0.84   $1.43   $1.38   $1.20   $1.16   $1.05   $0.81   $1.00
Accumulation unit value at end of period               $1.00   $0.84   $1.43   $1.38   $1.20   $1.16   $1.05   $0.81
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,258   6,035   9,112  12,504  14,313  11,547   7,339   4,072
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period         $1.24   $2.68   $2.57   $1.92   $1.67   $1.35   $0.95   $1.00
Accumulation unit value at end of period               $1.64   $1.24   $2.68   $2.57   $1.92   $1.67   $1.35   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                 9,981  15,720  18,897  19,979  16,470   7,898   3,918   1,371
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (02/13/2002)
Accumulation unit value at beginning of period         $1.03   $1.90   $1.63   $1.32   $1.18   $1.04   $0.85   $1.00
Accumulation unit value at end of period               $1.36   $1.03   $1.90   $1.63   $1.32   $1.18   $1.04   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,015   2,795   3,680   4,188   3,768   2,448   1,128     448
--------------------------------------------------------------------------------------------------------------------



 110 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period         $0.67   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period               $0.86   $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,523   4,001   5,266      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period         $0.68   $1.18   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period               $0.90   $0.68   $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,098   1,338   1,445   6,545   1,015      --      --      --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (02/13/2002)
Accumulation unit value at beginning of period         $1.05   $1.45   $1.54   $1.32   $1.27   $1.13   $0.89   $1.00
Accumulation unit value at end of period               $1.24   $1.05   $1.45   $1.54   $1.32   $1.27   $1.13   $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                 6,158   8,079  12,429  15,592  16,716  10,779   5,922   2,396
--------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI SOCIAL BALANCED PORTFOLIO (02/13/2002)
Accumulation unit value at beginning of period         $0.86   $1.26   $1.24   $1.16   $1.11   $1.04   $0.88   $1.00
Accumulation unit value at end of period               $1.06   $0.86   $1.26   $1.24   $1.16   $1.11   $1.04   $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                   858   1,073   1,711   2,144   2,283   1,690     769     208
--------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period         $0.80   $1.07   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.14   $0.80   $1.07   $1.07      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,262   4,864   7,595   9,164      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period         $0.71   $1.18   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.89   $0.71   $1.18   $1.02      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                22,026  20,913  15,689  10,663      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period         $0.64   $1.26   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.87   $0.64   $1.26   $1.06      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,195   2,857   2,426   5,251      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period         $0.73   $1.12   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.87   $0.73   $1.12   $0.97      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,966   2,963   1,728   4,962      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period         $0.74   $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.06   $0.74   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                12,792  11,376  13,146  12,200      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of period         $1.04   $1.80   $1.59   $1.31   $1.14   $1.00      --      --
Accumulation unit value at end of period               $1.18   $1.04   $1.80   $1.59   $1.31   $1.14      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 8,152   2,508   3,470   4,047   3,150     728      --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period         $0.68   $1.19   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.90   $0.68   $1.19   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                15,949  27,515  23,069  20,348      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period         $0.81   $1.42   $1.28   $1.15   $1.09   $1.04   $0.85   $1.00
Accumulation unit value at end of period               $1.02   $0.81   $1.42   $1.28   $1.15   $1.09   $1.04   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                 6,236   8,328  12,003  16,152  18,132  18,010  11,020   3,508
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period         $1.33   $2.23   $1.95   $1.76   $1.51   $1.23   $0.90   $1.00
Accumulation unit value at end of period               $1.84   $1.33   $2.23   $1.95   $1.76   $1.51   $1.23   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                14,164  20,610  25,720  32,335  28,423  18,934   9,886   3,541
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period         $1.14   $2.07   $1.79   $1.53   $1.31   $1.17   $0.83   $1.00
Accumulation unit value at end of period               $1.43   $1.14   $2.07   $1.79   $1.53   $1.31   $1.17   $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,135   4,259   5,901   7,436   6,520   5,276   2,292     610
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period         $1.05   $1.84   $2.35   $1.97   $1.76   $1.35   $1.01   $1.00
Accumulation unit value at end of period               $1.23   $1.05   $1.84   $2.35   $1.97   $1.76   $1.35   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,145   5,481   8,852  13,498  15,139  12,119   6,601   2,989
--------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS  111

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period         $1.16   $1.75   $1.82   $1.57   $1.46   $1.20   $0.92   $1.00
Accumulation unit value at end of period               $1.48   $1.16   $1.75   $1.82   $1.57   $1.46   $1.20   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,457   4,647   7,056   8,954   8,682   5,338   3,257   1,610
--------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period         $0.99   $1.60   $1.56   $1.34   $1.22   $1.10   $0.89   $1.00
Accumulation unit value at end of period               $1.24   $0.99   $1.60   $1.56   $1.34   $1.22   $1.10   $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                 5,705   8,193  12,837  13,922  11,400   7,311   3,856   1,418
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period         $1.22   $1.96   $1.92   $1.68   $1.50   $1.21   $0.95   $1.00
Accumulation unit value at end of period               $1.60   $1.22   $1.96   $1.92   $1.68   $1.50   $1.21   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                 7,669  10,448  15,654  19,762  20,011  10,047   5,836   2,777
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period         $0.83   $1.33   $1.37   $1.23   $1.17   $1.03   $0.80   $1.00
Accumulation unit value at end of period               $0.99   $0.83   $1.33   $1.37   $1.23   $1.17   $1.03   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                 5,508   7,207  11,550  15,324  16,269   6,220   2,770   1,483
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period         $0.73   $1.29   $1.17   $1.12   $1.04   $0.99   $0.78   $1.00
Accumulation unit value at end of period               $0.88   $0.73   $1.29   $1.17   $1.12   $1.04   $0.99   $0.78
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,612   5,453   7,314  10,002  11,202   2,736     978     447
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period         $0.86   $1.65   $1.51   $1.32   $1.22   $1.07   $0.80   $1.00
Accumulation unit value at end of period               $1.21   $0.86   $1.65   $1.51   $1.32   $1.22   $1.07   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                   992   1,232   1,796   2,051   1,835   1,591     774     463
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period         $0.44   $1.10   $1.43   $1.25   $1.19   $1.11   $0.87   $1.00
Accumulation unit value at end of period               $0.56   $0.44   $1.10   $1.43   $1.25   $1.19   $1.11   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,003   1,016     586     904     832     915     731     446
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period         $0.79   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.00   $0.79   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   587     665     456   2,466      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period         $0.92   $1.56   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period               $1.22   $0.92   $1.56   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 7,083   7,389   4,140     267       5      --      --      --
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (02/13/2002)
(PREVIOUSLY AIM V.I. TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period         $0.53   $0.98   $0.92   $0.84   $0.83   $0.80   $0.56   $1.00
Accumulation unit value at end of period               $0.83   $0.53   $0.98   $0.92   $0.84   $0.83   $0.80   $0.56
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,450   1,188   1,544   1,896   2,168     923     573     157
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period         $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period               $0.84   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                18,450  16,906  12,686      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period         $0.59   $1.02   $1.00      --      --      --      --      --
Accumulation unit value at end of period               $0.84   $0.59   $1.02      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   204     130      97      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period         $0.74   $1.18   $1.08   $1.02   $0.99   $0.92   $0.76   $1.00
Accumulation unit value at end of period               $1.01   $0.74   $1.18   $1.08   $1.02   $0.99   $0.92   $0.76
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,149   2,427   3,135   4,033   4,710   3,047   2,246     712
--------------------------------------------------------------------------------------------------------------------



 112 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period         $0.70   $1.17   $1.16   $1.04   $1.00   $0.95   $0.72   $1.00
Accumulation unit value at end of period               $1.12   $0.70   $1.17   $1.16   $1.04   $1.00   $0.95   $0.72
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,542   1,851   2,675   3,472   4,247   4,567   3,912   1,784
--------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period         $1.69   $2.74   $2.18   $1.68   $1.46   $1.14   $0.85   $1.00
Accumulation unit value at end of period               $2.21   $1.69   $2.74   $2.18   $1.68   $1.46   $1.14   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,343   4,698   6,370   6,302   5,189   2,575   1,371     431
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period         $0.56   $1.06   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.75   $0.56   $1.06   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,088   5,048   4,922   4,471      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period         $0.93   $1.58   $1.50   $1.30   $1.15   $1.00      --      --
Accumulation unit value at end of period               $1.28   $0.93   $1.58   $1.50   $1.30   $1.15      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,414   4,437   6,986   8,796   5,927   2,391      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period         $1.04   $1.23   $1.14   $1.08   $1.06   $1.00      --      --
Accumulation unit value at end of period               $1.22   $1.04   $1.23   $1.14   $1.08   $1.06      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                45,739  58,677  62,902  46,387  23,303   4,223      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period         $0.84   $1.37   $1.41   $1.24   $1.15   $1.00      --      --
Accumulation unit value at end of period               $1.14   $0.84   $1.37   $1.41   $1.24   $1.15      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,510   3,184   4,773   5,725   3,700   1,477      --      --
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period         $0.92   $1.11   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.11   $0.92   $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                15,667  18,406  14,755  14,860      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period         $0.91   $1.11   $1.13   $1.11   $1.00   $0.94   $0.80   $1.00
Accumulation unit value at end of period               $1.13   $0.91   $1.11   $1.13   $1.11   $1.00   $0.94   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                   936   1,192   1,630   2,416   2,388   1,649   1,108     583
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period         $1.04   $1.87   $1.75   $1.39   $1.25   $1.09   $0.86   $1.00
Accumulation unit value at end of period               $1.28   $1.04   $1.87   $1.75   $1.39   $1.25   $1.09   $0.86
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,046   1,497   2,184   2,660   3,019   2,995   2,797   1,392
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period         $0.72   $1.33   $1.30   $1.24   $1.12   $0.96   $0.73   $1.00
Accumulation unit value at end of period               $0.98   $0.72   $1.33   $1.30   $1.24   $1.12   $0.96   $0.73
Number of accumulation units outstanding at end of
  period (000 omitted)                                   186     264     448     706     598     413     417     192
--------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period         $0.71   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period               $0.86   $0.71      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   334      66      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period         $0.84   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period               $0.97   $0.84      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,130   1,506      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period         $0.76   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period               $0.90   $0.76      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,219   1,184      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period         $0.73   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period               $0.89   $0.73      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   873     466      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period         $0.79   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period               $0.93   $0.79      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,964     993      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS  113

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $0.93   $1.35   $1.34   $1.18   $1.15   $1.07   $0.90   $1.00
Accumulation unit value at end of period               $1.14   $0.93   $1.35   $1.34   $1.18   $1.15   $1.07   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                 6,111   2,378   4,008   3,764   3,085   2,273   1,117     462
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(02/13/2002)
Accumulation unit value at beginning of period         $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period               $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                14,861  39,094  33,791  33,401  18,979  15,014  12,047  12,148
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31,
  2009 were (1.23%) and (1.22%), respectively.
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $1.11   $1.20   $1.15   $1.12   $1.11   $1.07   $1.04   $1.00
Accumulation unit value at end of period               $1.25   $1.11   $1.20   $1.15   $1.12   $1.11   $1.07   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                58,421  63,728  68,622  60,502  37,023  19,654  12,452   5,971
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $1.12   $1.91   $1.79   $1.51   $1.35   $1.15   $0.83   $1.00
Accumulation unit value at end of period               $1.41   $1.12   $1.91   $1.79   $1.51   $1.35   $1.15   $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                30,183  36,755  43,798  50,646  33,232  17,932   5,976   2,058
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $0.75   $1.31   $1.29   $1.13   $1.08   $1.03   $0.81   $1.00
Accumulation unit value at end of period               $0.92   $0.75   $1.31   $1.29   $1.13   $1.08   $1.03   $0.81
Number of accumulation units outstanding at end of
  period (000 omitted)                                 6,295   7,479  10,299  12,875  11,604   2,482     744      96
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $1.43   $1.46   $1.37   $1.30   $1.38   $1.27   $1.14   $1.00
Accumulation unit value at end of period               $1.58   $1.43   $1.46   $1.37   $1.30   $1.38   $1.27   $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                                16,121  18,675  22,272  19,781  15,541   8,857   4,839   1,529
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning of period         $1.10   $1.11   $1.04   $1.04   $1.03   $1.00      --      --
Accumulation unit value at end of period               $1.16   $1.10   $1.11   $1.04   $1.04   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                25,536  17,319  17,958  20,730  13,014     516      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $1.06   $1.44   $1.43   $1.31   $1.27   $1.15   $0.93   $1.00
Accumulation unit value at end of period               $1.62   $1.06   $1.44   $1.43   $1.31   $1.27   $1.15   $0.93
Number of accumulation units outstanding at end of
  period (000 omitted)                                 9,680  11,973  19,687  25,271  27,474  25,456  15,576   4,269
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning of period         $0.92   $1.15   $1.13   $1.06   $1.04   $1.00      --      --
Accumulation unit value at end of period               $1.29   $0.92   $1.15   $1.13   $1.06   $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                17,730  11,540  12,716  13,255   4,187     271      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $0.75   $1.38   $1.23   $1.25   $1.15   $1.06   $0.88   $1.00
Accumulation unit value at end of period               $1.22   $0.75   $1.38   $1.23   $1.25   $1.15   $1.06   $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,372   1,170   1,887   2,741   2,961   3,400   2,602     889
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of period         $0.80   $1.47   $1.35   $1.19   $1.00      --      --      --
Accumulation unit value at end of period               $1.11   $0.80   $1.47   $1.35   $1.19      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,952   5,049   5,225   7,878     393      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $0.83   $1.34   $1.29   $1.13   $1.10   $1.01   $0.80   $1.00
Accumulation unit value at end of period               $1.03   $0.83   $1.34   $1.29   $1.13   $1.10   $1.01   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,568   5,854   8,187   9,874  10,825   9,241   5,428   1,648
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $1.07   $1.11   $1.07   $1.04   $1.04   $1.04   $1.04   $1.00
Accumulation unit value at end of period               $1.12   $1.07   $1.11   $1.07   $1.04   $1.04   $1.04   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                11,135  13,972  12,745  15,464  16,802  16,700  13,079   7,646
--------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $0.65   $1.18   $1.16   $1.05   $0.98   $0.92   $0.76   $1.00
Accumulation unit value at end of period               $0.88   $0.65   $1.18   $1.16   $1.05   $0.98   $0.92   $0.76
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,530   6,110  10,992  13,741  13,519   4,079   2,868     392
--------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at beginning of period         $0.78   $1.30   $1.33   $1.13   $1.09   $1.00      --      --
Accumulation unit value at end of period               $0.97   $0.78   $1.30   $1.33   $1.13   $1.09      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   429     584     789     734     632     499      --      --
--------------------------------------------------------------------------------------------------------------------



 114 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $0.95   $1.57   $1.66   $1.51   $1.45   $1.24   $0.85   $1.00
Accumulation unit value at end of period               $1.32   $0.95   $1.57   $1.66   $1.51   $1.45   $1.24   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                   971   1,315   2,098   3,358   3,917   3,802   2,139     516
--------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $1.67   $3.65   $2.68   $2.02   $1.53   $1.25   $0.90   $1.00
Accumulation unit value at end of period               $2.87   $1.67   $3.65   $2.68   $2.02   $1.53   $1.25   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,600   5,787   5,242   5,716   4,677   1,199     318     121
--------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (02/13/2002)
Accumulation unit value at beginning of period         $1.13   $1.92   $1.73   $1.41   $1.25   $1.08   $0.85   $1.00
Accumulation unit value at end of period               $1.42   $1.13   $1.92   $1.73   $1.41   $1.25   $1.08   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,829   2,197   3,162   3,800   3,647   2,172     496     105
--------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period         $0.67   $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.87   $0.67   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                17,879  12,896   9,646  10,682      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period         $0.83   $1.33   $1.27   $1.11   $1.12   $1.00      --      --
Accumulation unit value at end of period               $1.12   $0.83   $1.33   $1.27   $1.11   $1.12      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   389     614     980   1,141   1,193     732      --      --
--------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period         $1.12   $1.66   $1.77   $1.49   $1.42   $1.20   $0.88   $1.00
Accumulation unit value at end of period               $1.52   $1.12   $1.66   $1.77   $1.49   $1.42   $1.20   $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                 9,298  11,506  12,216  10,437  11,559   7,783   5,093   2,665
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period         $0.83   $1.30   $1.35   $1.18   $1.15   $1.00      --      --
Accumulation unit value at end of period               $1.05   $0.83   $1.30   $1.35   $1.18   $1.15      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                15,447  21,701  27,381  32,887  26,831   6,418      --      --
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period         $0.61   $1.10   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.85   $0.61   $1.10   $1.22      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,848   7,113   4,961   4,670      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period         $0.63   $1.19   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.98   $0.63   $1.19   $0.99      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,240   1,487   1,490   3,111      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (02/13/2002)
Accumulation unit value at beginning of period         $1.66   $3.08   $2.68   $1.98   $1.65   $1.28   $0.87   $1.00
Accumulation unit value at end of period               $2.45   $1.66   $3.08   $2.68   $1.98   $1.65   $1.28   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                 7,020   8,509  10,565  12,918  11,470   5,817   2,667   1,055
--------------------------------------------------------------------------------------------------------------------
WANGER USA (02/13/2002)
Accumulation unit value at beginning of period         $1.02   $1.71   $1.64   $1.54   $1.40   $1.20   $0.85   $1.00
Accumulation unit value at end of period               $1.43   $1.02   $1.71   $1.64   $1.54   $1.40   $1.20   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                11,266  14,444  19,504  23,503  23,080  15,408   8,442   3,131
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period         $0.87   $1.47   $1.39   $1.25   $1.18   $1.01   $0.75   $1.00
Accumulation unit value at end of period               $1.27   $0.87   $1.47   $1.39   $1.25   $1.18   $1.01   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,067   1,472   2,414   3,081   3,829   3,698   3,344   1,985
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period         $0.87   $1.51   $1.34   $1.10   $1.05   $0.94   $0.67   $1.00
Accumulation unit value at end of period               $1.31   $0.87   $1.51   $1.34   $1.10   $1.05   $0.94   $0.67
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,388   1,360   1,799   1,527   1,557   1,643   1,441     387
--------------------------------------------------------------------------------------------------------------------





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS  115

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2009...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Financial Statements





 116 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by
RiverSource Life Insurance Company. Both companies are affiliated with
                       Ameriprise Financial Services, Inc.


     (C) 2008-2010 RiverSource Life Insurance Company. All rights reserved.


S-6273 N (4/10)

PROSPECTUS


APRIL 30, 2010


RIVERSOURCE


RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY


RETIREMENT ADVISOR 4 SELECT(R) VARIABLE ANNUITY


RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10/RIVERSOURCE ACCOUNT MGA

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:


- AllianceBernstein Variable Products Series Fund, Inc.

- American Century Variable Portfolios, Inc
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Dreyfus Variable Investment Fund
- Eaton Vance Variable Trust
- Evergreen Variable Annuity Trust

- Fidelity(R) Variable Insurance Products -- Service Class 2


- Franklin(R) Templeton(R) Variable Insurance Products Trust

  (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)

- Invesco Variable Insurance Funds (previously AIM Variable
  Insurance Funds)

- Janus Aspen Series: Service Shares
- Legg Mason Variable Portfolios I, Inc.

- MFS(R) Variable Insurance Trust(SM)

- Neuberger Berman Advisers Management Trust

- Oppenheimer Variable Account Funds  Service Shares

- PIMCO Variable Investment Trust (VIT)
- RiverSource Variable Series Trust (RVST)
- The Universal Institutional Funds, Inc.

- Van Kampen Life Investment Trust

- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 1

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS


KEY TERMS................................       3
THE CONTRACT IN BRIEF....................       6
EXPENSE SUMMARY..........................       8
CONDENSED FINANCIAL INFORMATION..........      16
FINANCIAL STATEMENTS.....................      16
THE VARIABLE ACCOUNT AND THE FUNDS.......      16
GUARANTEE PERIOD ACCOUNTS (GPAS).........      18
THE FIXED ACCOUNT........................      20
BUYING YOUR CONTRACT.....................      21
CHARGES..................................      26
VALUING YOUR INVESTMENT..................      33
MAKING THE MOST OF YOUR CONTRACT.........      35
SURRENDERS...............................      45
TSA -- SPECIAL PROVISIONS................      46
CHANGING OWNERSHIP.......................      47
BENEFITS IN CASE OF DEATH -- STANDARD
  DEATH BENEFIT..........................      48
OPTIONAL BENEFITS........................      50
THE ANNUITY PAYOUT PERIOD................      69
TAXES....................................      71
VOTING RIGHTS............................      74
SUBSTITUTION OF INVESTMENTS..............      75
ABOUT THE SERVICE PROVIDERS..............      75
ADDITIONAL INFORMATION...................      77
APPENDIX A: THE FUNDS....................      78
APPENDIX B: EXAMPLE -- MARKET VALUE
  ADJUSTMENT (MVA).......................      86
APPENDIX C: EXAMPLE -- SURRENDER
  CHARGES................................      88
APPENDIX D: EXAMPLE -- OPTIONAL DEATH
  BENEFITS...............................      93
APPENDIX E: EXAMPLE -- OPTIONAL LIVING
  BENEFITS...............................      97
APPENDIX F: ADDITIONAL RMD DISCLOSURE....     104
APPENDIX G: GUARANTOR WITHDRAWAL BENEFIT
  FOR LIFE RIDER DISCLOSURE..............     106
APPENDIX H: SECURESOURCE RIDERS
  DISCLOSURE.............................     118
APPENDIX I: CONDENSED FINANCIAL
  INFORMATION (UNAUDITED)................     131
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION.................     162





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 2  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.


ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

- current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: Our general account which includes the Regular Fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 3
waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Program. This rider is not available for RAVA 4 Access.



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER (GWB FOR LIFE(R)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Program. This rider is not available for RAVA 4 Access. This rider is no longer available for sale.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your, and owner" means the annuitant where contract provisions are based on the age or life of the owner.


PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM): This is a program in which you are required to participate through the choice of a PN program model portfolio or investment option if you select the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider. If you do not select the Accumulation Benefit rider, the GWB for Life rider or the optional SecureSource rider, you may elect to participate in the PN program at no additional charge. If you purchase your contract on or after May 10, 2010, only the PN program investment options (and not the model portfolios described in this prospectus) will be available to you.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code



- Roth IRAs including inherited Roth IRAs under Section 408A of the Code


- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life and/or SecureSource rider. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


SECURESOURCE(R) RIDERS: This is an optional benefit that you can add to your contract for an additional charge. SecureSource -- Single Life covers one person. SecureSource -- Joint Life covers two spouses jointly. The benefit is intended to provide guaranteed withdrawals up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each


--------------------------------------------------------------------------------
 4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS contract year until death. These riders require participation in the PN program. When used in this prospectus, "SecureSource riders" include SecureSource Flex riders, except where the SecureSource Flex riders are specifically referenced and distinguished from the other SecureSource riders. These riders are not available for RAVA 4 Access.


SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 5

THE CONTRACT IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. RAVA 4 Advantage and RAVA 4 Select include the option to purchase living benefit riders; living benefit riders are not currently available under RAVA 4 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:


- "Tax Free" Exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for
  Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See
  "Taxes -- 1035 Exchanges.")


- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (see "Taxes")

- Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

- How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 4 Advantage and RAVA 4 Select contracts have surrender charges. RAVA 4 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 4 Advantage and RAVA 4 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (see "Annuity Payout Plans -- Plan E") Does the contract meet your current and anticipated future needs for liquidity?

- If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?


--------------------------------------------------------------------------------
 6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (see "Charges")


- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. If you have elected the SecureSource Flex rider, any withdrawals during the 3-year waiting period, could negatively impact the value of your income guarantee provided by this rider. Also, if you withdraw more than the allowed withdrawal amount in a contract year under the SecureSource riders or GWB for Life rider ("excess withdrawal"), the guaranteed amounts under the rider may be reduced. (see "Surrenders")


- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (see "Making the Most of Your Contract -- Transferring Among Accounts")


FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value less the amounts of any purchase payment credits, subject to market value adjustment. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among the:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see "Guarantee Period Accounts
  (GPAs)")


- the regular fixed account, which earns interest at rates that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in the PN program model portfolio you selected. (see "The Fixed Account")


- the Special DCA fixed account, when available. (see "The Fixed Account -- The Special DCA Fixed Account")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. GPAs and regular fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")


SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected the SecureSource Flex rider, please consider carefully when you take withdrawals. If you take withdrawals during the 3-year waiting period,your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time. Certain other restrictions may apply. (see "Surrenders")


BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")


OPTIONAL BENEFITS: These contracts offer optional living and death benefits that are available for additional charges if you meet certain criteria. Optional living benefits require your participation in the PN program which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")



ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 7

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE:

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*


            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                            NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH    SURRENDER CHARGE
    PURCHASE PAYMENT          PERCENTAGE           PURCHASE PAYMENT          PERCENTAGE
           0                       7%                     0                       8%

           1                       7                      1                       8

           2                       7                      2                       8

           3                       6                      3                       7

           4                       5                      4                       7

           5                       4                      5                       6

           6                       2                      6                       5

           7+                      0                      7                       4

                                                          8                       3

                                                          9                       2

                                                         10+                      0



* In Alaska, Arizona, Colorado, Connecticut, Georgia, Hawaii, Illinois, Iowa, Michigan, Minnesota, Mississippi, Montana, New Jersey, North Carolina, Oregon, Utah and Washington the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, surrender charges are waived after the tenth contract anniversary for all payments regardless of when payments are made.


SURRENDER CHARGE FOR RAVA 4 SELECT (EXCEPT TEXAS):

(Contingent deferred sales load as a percentage of purchase payment surrendered)



     YEARS FROM        SURRENDER CHARGE
   CONTRACT DATE          PERCENTAGE
         1                     7%

         2                     7

         3                     7

         Thereafter            0



SURRENDER CHARGE FOR RAVA 4 SELECT IN TEXAS:

(Contingent deferred sales load as a percentage of purchase payment surrendered)



  NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE
    PURCHASE PAYMENT          PERCENTAGE
           0                       8%

           1                       7

           2                       6

           Thereafter              0



There are no surrender charges after the third contract anniversary.

SURRENDER CHARGE FOR RAVA 4 ACCESS:  0%


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take surrender. The amount that you can surrender is the present


--------------------------------------------------------------------------------
 8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% for the assumed investment return of 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See
"Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                      MAXIMUM: $50*     CURRENT: $30


(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value)



MORTALITY AND EXPENSE RISK FEE:                   RAVA 4 ADVANTAGE           RAVA 4 SELECT           RAVA 4 ACCESS

For nonqualified annuities                              1.05%                     1.30%                   1.45%

For qualified annuities                                  .85%                     1.10%                   1.25%


OPTIONAL RIDER FEES
OPTIONAL DEATH BENEFITS

(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)



ROPP RIDER FEE                                                      MAXIMUM: 0.30%     CURRENT: 0.20%

MAV RIDER FEE                                                       MAXIMUM: 0.35%     CURRENT: 0.25%

5-YEAR MAV RIDER FEE                                                MAXIMUM: 0.20%     CURRENT: 0.10%

EEB RIDER FEE                                                       MAXIMUM: 0.40%     CURRENT: 0.30%

EEP RIDER FEE                                                       MAXIMUM: 0.50%     CURRENT: 0.40%



OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED





ACCUMULATION BENEFIT RIDER FEE                                     MAXIMUM: 2.50%     CURRENT: 1.25%(1)




(1) For contracts purchased between Jan. 26, 2009 and May 30, 2009, the current charge is 0.80%. For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.


(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. The fee applies only if you elect the optional rider.)




SECURESOURCE FLEX - SINGLE LIFE RIDER FEE                           MAXIMUM: 2.00%     CURRENT: 0.95%

SECURESOURCE FLEX - JOINT LIFE RIDER FEE                            MAXIMUM: 2.50%     CURRENT: 1.10%




(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)



OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED




GWB FOR LIFE RIDER FEE                                              MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)



SECURESOURCE - SINGLE LIFE RIDER FEE(2)                             MAXIMUM: 2.00%     CURRENT: 0.90%

SECURESOURCE - JOINT LIFE RIDER FEE(2)                              MAXIMUM: 2.50%     CURRENT: 1.15%


(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)

(2) For contracts purchased prior to Jan. 26, 2009, the following charges apply:

    -- the current charge for Single Life rider is 0.65% and for Joint Life rider is 0.85%, and


    -- the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 9

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2009, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                2.18%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                  FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Global Thematic Growth Portfolio            0.75%      0.25%    0.25%           --%          1.25%
(Class B)
(previously AllianceBernstein VPS Global Technology
Portfolio (Class B))


AllianceBernstein VPS Growth and Income Portfolio (Class B)       0.55       0.25     0.08            --           0.88


AllianceBernstein VPS International Value Portfolio (Class        0.75       0.25     0.08            --           1.08
B)


AllianceBernstein VPS Large Cap Growth Portfolio (Class B)        0.75       0.25     0.13            --           1.13


American Century VP Mid Cap Value, Class II                       0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                            0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                               0.87       0.25       --            --           1.12


Columbia High Yield Fund, Variable Series, Class B                0.78       0.25     0.14            --           1.17(1)


Columbia Marsico Growth Fund, Variable Series, Class A            0.91         --     0.02            --           0.93(1)


Columbia Marsico International Opportunities Fund, Variable       1.02       0.25     0.17            --           1.44(1)
Series, Class B


Credit Suisse Trust - Commodity Return Strategy Portfolio         0.50       0.25     0.45            --           1.20(2)


Dreyfus Variable Investment Fund International Equity             0.75       0.25     0.37            --           1.37
Portfolio, Service Shares


Eaton Vance VT Floating-Rate Income Fund                          0.57       0.25     0.33            --           1.15


Evergreen VA Fundamental Large Cap Fund - Class 2                 0.63       0.25     0.22            --           1.10


Evergreen VA International Equity Fund - Class 2                  0.43       0.25     0.22            --           0.90


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2           0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                 0.56       0.25     0.12            --           0.93


Fidelity(R) VIP Overseas Portfolio Service Class 2                0.71       0.25     0.16            --           1.12


FTVIPT Franklin Global Real Estate Securities Fund - Class        0.80       0.25     0.31            --           1.36(3)
2


FTVIPT Franklin Small Cap Value Securities Fund - Class 2         0.52       0.25     0.18          0.03           0.98(4)


FTVIPT Mutual Shares Securities Fund - Class 2                    0.60       0.25     0.18            --           1.03


Goldman Sachs VIT Structured U.S. Equity                          0.64         --     0.08            --           0.72(5)
Fund - Institutional Shares


Invesco V.I. Capital Appreciation Fund, Series II Shares          0.62       0.25     0.29          0.01           1.17
(previously AIM V.I. Capital Appreciation Fund, Series II
Shares)


Invesco V.I. Capital Development Fund, Series II Shares           0.75       0.25     0.36          0.01           1.37(6)
(previously AIM V.I. Capital Development Fund, Series II
Shares)


Invesco V.I. Financial Services Fund, Series II Shares            0.75       0.25     0.53          0.01           1.54(7)
(previously AIM V.I. Financial Services Fund, Series II
Shares)




--------------------------------------------------------------------------------
 10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                  FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Invesco V.I. Global Health Care Fund, Series II Shares            0.75%      0.25%    0.39%         0.01%          1.40%
(previously AIM V.I. Global Health Care Fund, Series II
Shares)


Invesco V.I. International Growth Fund, Series II Shares          0.71       0.25     0.33          0.02           1.31
(previously AIM V.I. International Growth Fund, Series II
Shares)


Janus Aspen Series Janus Portfolio: Service Shares                0.64       0.25     0.03            --           0.92


Legg Mason ClearBridge Variable Small Cap Growth Portfolio,       0.75         --     0.17            --           0.92
Class I
(previously Legg Mason Partners Variable Small Cap Growth
Portfolio, Class I)


MFS(R) Investors Growth Stock Series - Service Class              0.75       0.25     0.11            --           1.11


MFS(R) Utilities Series - Service Class                           0.73       0.25     0.09            --           1.07


Neuberger Berman Advisers Management Trust International          1.15       0.25     0.26          0.01           1.67(8)
Portfolio (Class S)


Neuberger Berman Advisers Management Trust Socially               0.85       0.25     0.30            --           1.40(9)
Responsive Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares             0.64       0.25     0.11            --           1.00


Oppenheimer Global Strategic Income Fund/VA, Service Shares       0.55       0.25     0.10          0.03           0.93(10)
(previously Oppenheimer Strategic Bond Fund/VA, Service
Shares)


Oppenheimer Main Street Small Cap Fund/VA, Service Shares         0.71       0.25     0.19            --           1.15(11)


Oppenheimer Value Fund/VA, Service Shares                         0.75       0.22     1.20          0.01           2.18(12)


PIMCO VIT All Asset Portfolio, Advisor Share Class                0.43       0.25       --          0.69           1.37


RVST Disciplined Asset Allocation Portfolios - Aggressive           --       0.25     0.32          0.69           1.26(13)


RVST Disciplined Asset Allocation Portfolios - Conservative         --       0.25     0.21          0.63           1.09(13)


RVST Disciplined Asset Allocation Portfolios - Moderate             --       0.25     0.14          0.66           1.05(13)


RVST Disciplined Asset Allocation Portfolios - Moderately           --       0.25     0.17          0.67           1.09(13)
Aggressive


RVST Disciplined Asset Allocation Portfolios - Moderately           --       0.25     0.19          0.64           1.08(13)
Conservative


RVST RiverSource Variable Portfolio - Balanced Fund (Class        0.46       0.13     0.14            --           0.73
3)


RVST RiverSource Variable Portfolio - Cash Management Fund        0.33       0.13     0.18            --           0.64
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Bond Fund       0.44       0.13     0.14            --           0.71
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Equity          0.50       0.13     0.13            --           0.76
Income Fund (Class 3)


RVST RiverSource Variable Portfolio - Dynamic Equity Fund         0.44       0.13     0.14          0.01           0.72
(Class 3)


RVST RiverSource Variable Portfolio - Global Bond Fund            0.66       0.13     0.18            --           0.97(14)
(Class 3)


RVST RiverSource Variable Portfolio - Global Inflation            0.43       0.13     0.15            --           0.71(14)
Protected Securities Fund (Class 3)


RVST RiverSource Variable Portfolio - High Yield Bond Fund        0.59       0.13     0.14            --           0.86
(Class 3)


RVST RiverSource Variable Portfolio - Income Opportunities        0.60       0.13     0.15            --           0.88
Fund (Class 3)


RVST RiverSource Variable Portfolio - Mid Cap Growth Fund         0.80       0.13     0.14            --           1.07(14)
(Class 3)


RVST RiverSource Variable Portfolio - Mid Cap Value Fund          0.58       0.13     0.14            --           0.85
(Class 3)


RVST RiverSource Variable Portfolio - S&P 500 Index Fund          0.22       0.13     0.15            --           0.50(14)
(Class 3)


RVST RiverSource Variable Portfolio - Short Duration U.S.         0.48       0.13     0.15            --           0.76
Government Fund (Class 3)


RVST Seligman Variable Portfolio - Growth Fund (Class 3)          0.52       0.13     0.15            --           0.80


RVST Seligman Variable Portfolio - Larger-Cap Value Fund          0.61       0.13     0.50            --           1.24(14)
(Class 3)


RVST Seligman Variable Portfolio - Smaller-Cap Value Fund         0.80       0.13     0.16            --           1.09(14)
(Class 3)


RVST Threadneedle Variable Portfolio - Emerging Markets           1.08       0.13     0.21            --           1.42(14)
Fund (Class 3)


RVST Threadneedle Variable Portfolio - International              0.85       0.13     0.18            --           1.16
Opportunity Fund (Class 3)


RVST Variable Portfolio - Davis New York Venture Fund             0.68       0.13     0.13            --           0.94(14)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Fundamental Value Fund)


RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund        0.81       0.13     0.62            --           1.56(14)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Select Value Fund)


RVST Variable Portfolio - Partners Small Cap Value Fund           0.99       0.13     0.15          0.02           1.29(14)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Small Cap Value Fund)


RVST Variable Portfolio - Aggressive Portfolio (Class 2)            --       0.25     0.04          0.77           1.06(15)




--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 11

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                  FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Variable Portfolio - Aggressive Portfolio (Class 4)            --%      0.25%    0.04%         0.77%          1.06(15),%(16)


RVST Variable Portfolio - Conservative Portfolio (Class 2)          --       0.25     0.04          0.62           0.91(15)


RVST Variable Portfolio - Conservative Portfolio (Class 4)          --       0.25     0.04          0.62           0.91(15),(16)


RVST Variable Portfolio - Moderate Portfolio (Class 2)              --       0.25     0.04          0.70           0.99(15)


RVST Variable Portfolio - Moderate Portfolio (Class 4)              --       0.25     0.04          0.70           0.99(15),(16)


RVST Variable Portfolio - Moderately Aggressive Portfolio           --       0.25     0.04          0.74           1.03(15)
(Class 2)


RVST Variable Portfolio - Moderately Aggressive Portfolio           --       0.25     0.04          0.74           1.03(15),(16)
(Class 4)


RVST Variable Portfolio - Moderately Conservative Portfolio         --       0.25     0.04          0.66           0.95(15)
(Class 2)


RVST Variable Portfolio - Moderately Conservative Portfolio         --       0.25     0.04          0.66           0.95(15),(16)
(Class 4)


Van Kampen Life Investment Trust Comstock Portfolio, Class        0.56       0.25     0.06            --           0.87
II Shares


Van Kampen's UIF Global Real Estate Portfolio, Class II           0.85       0.35     0.36          0.01           1.57
Shares


Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares        0.75       0.35     0.31          0.01           1.42


Wanger International                                              0.85         --     0.20            --           1.05


Wanger USA                                                        0.86         --     0.12            --           0.98


Wells Fargo Advantage VT Opportunity Fund                         0.75       0.25     0.32          0.02           1.34(17)


Wells Fargo Advantage VT Small Cap Growth Fund                    0.75       0.25     0.26          0.01           1.27(17)




   * The Funds provided the information on their expenses and we have not independently verified the information.
  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

 (1) The Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% for Columbia High Yield Fund, Variable Series, Class B, 1.05% for Columbia Marsico Growth Fund, Variable Series, Class A and 1.20% for Columbia Marsico International Opportunities Fund, Variable Series, Class B, of the Fund's average daily net assets on an annualized basis. These arrangements may be modified or terminated by the Advisor at any time.


 (2) Credit Suisse fee waivers and expense reimbursements are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.15%.


 (4) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.96%.


 (5) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. Prior to July 1, 2009, this fee as a percentage of average daily net assets was 0.044% of the Fund. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (6) The Advisor has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. After fee waivers and expense reimbursements net expenses would be 1.36%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.


 (7) The Advisor has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual operating expenses (subject to certain exclusions) to 1.45% of average daily net assets. After fee waivers and expense reimbursements net expenses would be 1.46%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.




 (8) Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2013, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses for an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.52%.




 (9) Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2013, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.18%.


(10) The Manager will voluntarily waive and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC.



--------------------------------------------------------------------------------
 12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

(11) The Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that the expenses, as percentages of daily net assets will not exceed the annual rate of 1.05%. This voluntary undertaking may be amended or withdrawn at any time.




(12) The Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that the expenses, as percentages of daily net assets will not exceed the annual rate of 1.05%. In addition, the Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. This voluntary undertaking may be amended or withdrawn at any time.




(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.




(14) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 0.97% for RVST RiverSource Variable Portfolio - Global Bond Fund (Class 3), 0.76% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Class 3), 1.08% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3), 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3), 1.05% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3), 1.15% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 3), 1.53% for RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3), 0.99% for RVST Variable Portfolio - Davis New York Venture Fund (Class 3), 1.20% for RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class
     3) and 1.20% for RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3).




(15) Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 and Class 4 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for each of the Class 2 and Class 4 shares of the Fund's.




(16) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for RVST Variable
     Portfolio - Aggressive Portfolio (Class 4), 0.86% for RVST Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for RVST Variable Portfolio - Moderate Portfolio (Class 4), 0.98% RVST Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for RVST Variable Portfolio - Moderately Conservative Portfolio (Class 4).


(17) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The adviser has contractually agreed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed: 1.09% for Wells Fargo Advantage VT Opportunity Fund and 1.21% for Wells Fargo Advantage VT Small Cap Growth Fund. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 13

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.


THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV, EEP (if available), Accumulation Benefit, SecureSource Flex - Joint Life or SecureSource - Joint Life(1),(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 4 ADVANTAGE

With a ten-year
surrender charge
schedule(4)          $1,512      $2,903      $4,166      $6,943           $712       $2,103      $3,466      $6,743

RAVA 4 ADVANTAGE

With a seven-year
surrender charge
schedule              1,412       2,803       3,966       6,743            712        2,103       3,466       6,743

RAVA 4 SELECT         1,436       2,875       3,579       6,934            736        2,175       3,579       6,934

RAVA 4
SELECT - TEXAS        1,536       2,775       3,579       6,934            736        2,175       3,579       6,934

RAVA 4 ACCESS           498       1,494       2,491       4,984            498        1,494       2,491       4,984






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 4 ADVANTAGE

With a ten-year
surrender charge
schedule(4)          $1,492      $2,845      $4,075      $6,787           $692       $2,045      $3,375      $6,587

RAVA 4 ADVANTAGE

With a seven-year
surrender charge
schedule              1,392       2,745       3,875       6,587            692        2,045       3,375       6,587

RAVA 4 SELECT         1,417       2,817       3,488       6,782            717        2,117       3,488       6,782

RAVA 4
SELECT - TEXAS        1,517       2,717       3,488       6,782            717        2,117       3,488       6,782

RAVA 4 ACCESS           478       1,436       2,398       4,821            478        1,436       2,398       4,821




MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds(3). They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 4 ADVANTAGE

With a ten-year
surrender charge
schedule(4)          $  989      $1,382      $1,696      $2,333           $189        $582       $  996      $2,133

RAVA 4 ADVANTAGE

With a seven-year
surrender charge
schedule                889       1,282       1,496       2,133            189         582          996       2,133

RAVA 4 SELECT           915       1,359       1,127       2,403            215         659        1,127       2,403

RAVA 4
SELECT - TEXAS        1,015       1,259       1,127       2,403            215         659        1,127       2,403

RAVA 4 ACCESS           230         706       1,205       2,562            230         706        1,205       2,562





--------------------------------------------------------------------------------
 14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 4 ADVANTAGE

With a ten-year
surrender charge
schedule(4)           $968       $1,319      $1,589      $2,111           $168        $519       $  889      $1,911

RAVA 4 ADVANTAGE

With a seven-year
surrender charge
schedule               868        1,219       1,389       1,911            168         519          889       1,911

RAVA 4 SELECT          894        1,297       1,022       2,187            194         597        1,022       2,187

RAVA 4
SELECT - TEXAS         994        1,197       1,022       2,187            194         597        1,022       2,187

RAVA 4 ACCESS          209          644       1,101       2,350            209         644        1,101       2,350




(1) In these examples, the contract administrative charge is $50.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

(3) In these examples, the contract administrative charge is $30.


(4) In Alaska, Arizona, Colorado, Connecticut, Georgia, Hawaii, Illinois, Iowa, Michigan, Minnesota, Mississippi, Montana, New Jersey, North Carolina, Oregon, Utah and Washington, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 15

CONDENSED FINANCIAL INFORMATION


You can find unaudited condensed financial information for the subaccounts in Appendix I.


We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.


THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


--------------------------------------------------------------------------------
 16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio funds of funds. In addition, on Sept. 29, 2009, Ameriprise Financial, Inc. entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the second quarter of 2010. Certain separate accounts invest in funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC.



  Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 17

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available for contracts in some states. GPAs are not available if the GWB for Life, SecureSource, or Accumulation Benefit is selected.


Currently, unless the PN program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. The required minimum investment in each GPA is $1,000. These accounts are not offered after annuity payouts begin.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our

--------------------------------------------------------------------------------
 18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

- Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

- Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the regular fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 19

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the GWB for Life rider, SecureSource rider or if you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.


The 30-day rule does not apply and no MVA will apply to:

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

- amounts surrendered from the GPA within 30 days prior to the end of the Guarantee Period;



- amounts surrendered for fees and charges; and

- amounts we pay as death claims.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:


               IF YOUR GPA RATE IS:                                       THE MVA IS:

Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


For an example, see Appendix B.

THE FIXED ACCOUNT


Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT

For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. For RAVA 4 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in the PN program model portfolio you selected. Under the new PN program, the regular fixed account cannot be included in the investment option. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change


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 20  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

the rates from time to time at our discretion. Subject to state limitations, we reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)

THE SPECIAL DCA FIXED ACCOUNT
You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our corporate office. You may buy RAVA 4 Advantage, RAVA 4 Select or RAVA 4 Access. Each contract has different mortality and expense risk fees. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and lower mortality and expense risk fees then RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts; additionally, optional living benefit riders are not available under RAVA 4 Access. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

When you apply, you may select among the following (if available in your state):


- GPAs, the regular fixed account(1), subaccounts, or the Special DCA fixed account and/or the optional PN program in which you want to invest;


- how you want to make purchase payments;

- a beneficiary;

- under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years)(2);



- one of the following optional death benefits:

  - ROPP Death Benefit(3);

  - MAV Death Benefit(3);

  - 5-Year MAV Death Benefit(3);

  - EEB Death Benefit(3);

  - EEP Death Benefit(3); and

- under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:

  - Accumulation Benefit rider(4); or


  - SecureSource Flex rider(4).


(1) For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in a PN program model portfolio you selected.

(2) In Alaska, Arizona, Colorado, Connecticut, Georgia, Hawaii, Illinois, Iowa, Michigan, Minnesota, Mississippi, Montana, New Jersey, North Carolina, Oregon, Utah and Washington, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary for all payments regardless of when payments are made.

(3) You may select any one of the ROPP, MAV, 5-Year MAV, EEB or EEP riders or certain combinations thereof. You may select the MAV and either the EEB or the EEP. You may select the 5-Year MAV and either the EEB or the EEP. You cannot select both the EEB and EEP. You cannot select both the MAV and 5-Year MAV. The MAV, EEB, EEP and 5-Year MAV are only available if you are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.

(4) You may select either the Accumulation Benefit or SecureSource Flex rider. The Accumulation Benefit and SecureSource Flex - Single Life riders are only available if you are 80 or younger at the rider effective date. SecureSource Flex - Joint Life rider is available if both covered spouses are 80 or younger.


The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the regular fixed account and/or to the Special DCA fixed account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount

--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 21
you may allocate to the regular fixed account. For RAVA 4 Access contracts, purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program model portfolio you selected. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the GPAs, the regular fixed account, the Special DCA fixed account and/or subaccounts you selected within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only the annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.



Generally, the settlement date must be no later than the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.



Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts, using the contract's default option of Annuity Payout Plan B - Life annuity with 10 years certain, will begin on the settlement date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.



If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.


BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS(*)
MINIMUM ALLOWABLE PURCHASE PAYMENTS(**)

If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or

     $50 per month


--------------------------------------------------------------------------------
 22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

                                                                     RAVA 4      RAVA 4     RAVA 4
                                                                   ADVANTAGE     SELECT     ACCESS
                                                                   ---------    -------    -------
If paying by any other method:
  initial payment for qualified annuities.......................     $1,000     $ 2,000    $ 2,000
  initial payment for nonqualified annuities....................      2,000      10,000     10,000
  for any additional payments...................................         50          50         50


   * RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.
  ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in Illinois, Massachusetts and New Jersey.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without corporate office approval) based on your age on the effective date of the contract:

                                                                    RAVA 4      RAVA 4      RAVA 4
                                                                  ADVANTAGE     SELECT      ACCESS
                                                                  ---------    --------    --------
For the first year:
  through age 85...............................................    $999,999    $999,999    $999,999
  for ages 86 to 90............................................     100,000     100,000     100,000
For each subsequent year:
  through age 85...............................................     100,000     100,000     100,000
  for ages 86 to 90............................................      50,000      50,000      50,000


  ***These limits apply in total to all RiverSource Life annuities you own.
     These limits do not apply to contracts in New Jersey. We reserve the right to increase maximum limits. For qualified annuities, the Code's limits on annual contributions also apply.


We will consider your contract void from the start if we do not receive your initial purchase payment within 180 days of the application signed date.



Additional purchase payment restrictions for contracts with the Accumulation Benefit rider



Additional purchase payments for contracts with the Accumulation Benefit rider are restricted during the waiting period after the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.



Additional purchase payment restrictions for contracts with the GWB for Life rider



EFFECTIVE JAN. 26, 2009, AFTER INITIAL PURCHASE PAYMENTS ARE RECEIVED, LIMITED ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR ALL CONTRACTS WITH THE GWB FOR LIFE, SUBJECT TO STATE RESTRICTIONS. Initial purchase payments are: 1) payments received with the application; and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from contract issue date and received within 180 days from the contract issue date.





For contracts issued in all states except those listed below, the only additional purchase payments that will be allowed on/after Jan. 26, 2009 are the maximum permissible annual contribution described by the Code for qualified annuities.


For Contracts Issued in Florida, New Jersey, and Oregon:


For contracts with GWB for Life rider issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. The limit does not apply to initial purchase payments.



Additional purchase payment restrictions for contracts with the SecureSource Flex riders



The SecureSource Flex riders prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP. (For the purpose of this calculation only, the ALP is determined using 5%, as described under "Optional Living
Benefits -- Currently Offered -- SecureSource Flex Riders.")



Also if you make additional purchase payment after you take a withdrawal during the waiting period, these purchase payments are not guaranteed until the end of the waiting period.





Subject to state restrictions, we reserve the right to change the purchase payment limitations for all optional riders, including making further restrictions, upon written notice.



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 23

Subject to state regulatory requirements, we reserve the right to not accept purchase payments allocated to the regular fixed account for twelve months following either:

1. a partial surrender from the regular fixed account; or

2. a lump sum transfer from the regular fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS
PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

  - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

  - if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received

  - if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.


FOR RAVA 4 SELECT: we add a credit to your contract in the amount of:



- 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000; or



- 2% of each purchase payment received in the first contract year if your initial purchase payment to the contract is $1,000,000 or more. Please note that purchase payments of $1,000,000 or more require home office approval.


FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.


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 24  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.


We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")


We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or your settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a death benefit payment under this contract; (2) a request for surrender charge waiver due to Hospital or Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) your settlement of the contract under an annuity payout plan.*

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, includes purchase payment credits applied within twelve months preceding the date of death.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 25

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. The contract administrative charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*

We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:


                                  RAVA 4 ADVANTAGE              RAVA 4 SELECT              RAVA 4 ACCESS

For nonqualified annuities              1.05%                        1.30%                      1.45%

For qualified annuities                  .85%                        1.10%                      1.25%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs, the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life rider or SecureSource rider:

CONTRACTS WITHOUT GWB FOR LIFE RIDER OR SECURESOURCE RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.


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 26  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
ANNUITY -- PROSPECTUS

CONTRACTS WITH GWB FOR LIFE RIDER OR SECURESOURCE RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings;

- the Remaining Benefit Payment; or

- the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:
For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:


           SEVEN-YEAR SCHEDULE                            TEN-YEAR SCHEDULE*
 NUMBER OF COMPLETED                           NUMBER OF COMPLETED
  YEARS FROM DATE OF     SURRENDER CHARGE    YEARS FROM DATE OF EACH    SURRENDER CHARGE
EACH PURCHASE PAYMENT       PERCENTAGE           PURCHASE PAYMENT          PERCENTAGE
          0                      7%                     0                       8%

          1                      7                      1                       8

          2                      7                      2                       8

          3                      6                      3                       7

          4                      5                      4                       7

          5                      4                      5                       6

          6                      2                      6                       5

          7+                     0                      7                       4

                                                        8                       3

                                                        9                       2

                                                       10+                      0





* In Alaska, Arizona, Colorado, Connecticut, Georgia, Hawaii, Illinois, Iowa, Michigan, Minnesota, Mississippi, Montana, New Jersey, North Carolina, Oregon, Utah and Washington the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary for all payments regardless of when payments are made. Surrender charges may vary by state based on your age at contract issue.


SURRENDER CHARGE UNDER RAVA 4 SELECT (EXCEPT TEXAS):
For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.


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           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:





   CONTRACT YEAR       SURRENDER CHARGE PERCENTAGE
         1                          7%

         2                          7

         3                          7

         Thereafter                 0



SURRENDER CHARGE UNDER RAVA 4 SELECT IN TEXAS:
For purposes of calculating any surrender charge under RAVA 4 Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:





     NUMBER OF COMPLETED YEARS
FROM DATE OF EACH PURCHASE PAYMENT    SURRENDER CHARGE PERCENTAGE
                 0                                 8%

                 1                                 7

                 2                                 6

                 Thereafter                        0



3. There are no surrender charges after the third contract anniversary.

SURRENDER CHARGE UNDER RAVA 4 ACCESS:
There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge, plus or minus any applicable MVA.

For an example, see Appendix C.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E - PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.


WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:


- surrenders of any contract earnings;



- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;



- if you elected the GWB for Life or SecureSource rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;



- amounts surrendered after the tenth contract anniversary in Alabama and Massachusetts;



- to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;



- contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;



- amounts we refund to you during the free look period*;



- death benefits*;



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 28  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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




- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for 60 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and



- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)



* However, we will reverse certain purchase payment credits. (See "Buying your contract - Purchase payment credits.")


OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.


OPTIONAL LIVING BENEFIT CHARGES -- CURRENTLY OFFERED



SECURESOURCE FLEX RIDER FEE


We deduct an annual charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:



- SecureSource Flex - Single Life rider, 0.95%;



- SecureSource Flex - Joint Life rider, 1.10%.



We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the regular fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value, less any amounts invested in GPAs or any Special DCA account. Such charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available from the regular fixed account and variable subaccounts.



We will modify this prorated approach to comply with state regulations where necessary.



Once you elect the SecureSource Flex rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.



Currently the SecureSource Flex rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to vary the rider fee for each model portfolio or investment option. The SecureSource Flex - Single Life rider fee will not exceed a maximum fee of 2.00%. The SecureSource Flex - Joint Life rider fee will not exceed a maximum fee of 2.50 %.



The following describes how your annual rider fee may increase:



1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.



  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:



      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,



      (ii)  any ability to make additional purchase payments,



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           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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




      (iii) the ability to change your PN program investment option (or change from a model portfolio to an investment option) to one that is more aggressive than your current model portfolio or investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.



  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.



2. Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option (or change from a model portfolio to a more aggressive investment option) and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program model portfolios or investment options may change at our discretion, however these changes will not apply to this rider unless you change your current model portfolio or investment option to a more aggressive investment option. The new fee will be in effect on the valuation date we receive your written request to change your model portfolio or investment option. You can not decline this type of fee increase. To avoid it, you must stay in the same model portfolio or investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.



The charge does not apply after you annuitize your contract and annuity payouts begin.



ACCUMULATION BENEFIT RIDER FEE


We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 1.25%(2) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this charge among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA fixed account. Such charge is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The charge will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.



Once you elect the Accumulation Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.



Currently, the Accumulation Benefit rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or charge a separate rider fee for each model portfolio or investment option. The Accumulation Benefit rider fee will not exceed a maximum fee of 2.50%.



We will not change the Accumulation Benefit rider fee after the rider effective date unless:



(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee;



(b) you change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase and/or vary the rider fee for each model portfolio or investment option.



If you elect to change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our right to increase the fee for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio or investment option, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio or investment option. Any model portfolio or investment option changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio or investment option twice in the same contract year (see "Portfolio Navigator Program"), the fee for this rider will be the greatest fee applicable to any investment option which you have selected during the contract year.



If you choose the elective step up, the elective spousal continuation step up, or change your model portfolio or investment option after we have exercised our rights to increase the rider fee as described above, your fee will be the fee that is in effect on the valuation date we receive your written request to step up or change your model portfolio or investment option. For elective step ups and elective spousal continuation step ups, this fee will be in effect for the entire contract year.



The charge does not apply after annuity payouts begin.



(1) Available if you are 80 or younger at the rider effective date. You must participate in the PN program with this rider (see "Portfolio Navigator Program"). Not available with GWB for Life or SecureSource riders.


(2) For contracts purchased between Jan. 26, 2009 and May 30, 2009, the current charge is 0.80%. For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.



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 30  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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




OPTIONAL LIVING BENEFIT CHARGES -- PREVIOUSLY OFFERED


GWB FOR LIFE RIDER FEE

We deduct a charge for this optional feature only if you select it. If selected, we deduct an annual charge of 0.65% of the greater of the contract anniversary value or the remaining benefit amount (RBA). We prorate this charge among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The charge will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.




Once you elect the GWB for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.


Currently, the GWB for Life rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or charge a separate rider fee for each model portfolio or investment option. The GWB for Life rider fee will not exceed a maximum fee of 1.50%.



We will not change the GWB for Life rider fee after the rider effective date unless:



(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee;



(b) you elect to change your PN program investment option (or change from a model portfolio to an investment option under the PN program)after we have exercised our rights to increase and/or vary the rider fee for each model portfolio or investment option.



If you chose the elective spousal continuation step up or change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our right to increase the fee for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio or investment option, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio or investment option more than once in the same contract year (see "Portfolio Navigator Program"), the fee for this rider will be the greatest fee applicable to any investment option which you have selected during the contract year.



If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the step up will not become effective until the third contract year. In the event of more than one change in model portfolio or investment option and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.



The charge does not apply after annuity payouts begin.


SECURESOURCE RIDER FEE

We deduct an annual charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA)(1) for this optional feature only if you select it(2) as follows:



- SecureSource - Single Life rider, 0.90%(3);



- SecureSource - Joint Life rider, 1.15%(3)



We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The charge will only be deducted from the subaccounts in Washington. We will modify this approach to comply with state regulations where necessary.


Once you elect the SecureSource rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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




Currently the SecureSource rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or charge a separate rider fee for each model portfolio or investment option. The SecureSource - Single Life rider fee will not exceed a maximum fee of 2.00%(3). The SecureSource - Joint Life rider charge will not exceed a maximum fee of 2.50%(3).



We will not change the SecureSource rider fee after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider fee. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource rider fee will not change until the end of the waiting period. The fee for your rider will be based on the fee in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your PN program model portfolio or investment option;



(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider fee;



(c) you elect to change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase and/or vary the rider fee for each model portfolio or investment option.



If you choose the elective step up, the elective spousal continuation step up, or change your PN program model portfolio or investment option as described above, the fee for your rider will be the fee that is in effect on the valuation date we receive your written request to step up or change your model portfolio or investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.



The charge does not apply after annuity payouts begin.


(1) In Washington, the fee is based on the greater of the variable account contract value or the RBA less amounts invested in the fixed account.

(2) For Single Life, available if you are 80 or younger at the rider effective date. For Joint Life, available if you and your spouse are 80 or younger at the rider effective date. You must participate in the PN program with this rider (see "Portfolio Navigator Program"). Not available with the Accumulation Benefit rider.

(3) For contracts purchased prior to Jan. 26, 2009, the following charges apply:


  - the current fee for Single Life rider is 0.65% and for Joint Life rider is 0.85%, and



  - the maximum fee for Single Life rider is 1.50% and for Joint Life rider is 1.75%.



OPTIONAL DEATH BENEFIT CHARGES


ROPP RIDER FEE

We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE

We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 75 or younger at the rider effective date. Not available with the 5-Year MAV.


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 32  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

5-YEAR MAV RIDER FEE

We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 75 or younger at the rider effective date. Not available with the MAV.

EEB RIDER FEE

We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

EEP RIDER FEE

We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.

RIDER COMBINATION DISCOUNT
A fee discount of 0.05% applies if you purchase the 5-Year MAV with either the EEB or EEP. A fee discount of 0.10% applies if you purchase the MAV with either the EEB or EEP.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

- the sum of your purchase payments and purchase payment credits allocated to the GPA;


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

- plus any amounts transferred to the GPA from the regular fixed account or subaccounts;

- plus interest credited;

- minus any amounts transferred from the GPA to the regular fixed account or any subaccount;


- minus any amounts deducted for charges or surrenders; and/or


- minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

REGULAR FIXED ACCOUNT
We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:


- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);


- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the ROPP rider fee (if selected);

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the 5-Year MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected);

- minus any prorated portion of the EEP rider fee (if selected);

- minus any prorated portion of the Accumulation Benefit rider fee (if selected)*;

- minus any prorated portion of the GWB for Life rider fee (if selected)*; and

- minus any prorated portion of the SecureSource rider fee (if selected)*.

   * The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA FIXED ACCOUNT
We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges);

- minus amounts transferred out; and

- minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or charge for any optional riders with annual charges (if applicable).


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:
- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and


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- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;


- transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);


- partial surrenders;

- surrender charges;

and a deduction of a prorated portion of:

- the contract administrative charge;


- the ROPP rider charge (if selected);



- the MAV rider charge (if selected);



- the 5-Year MAV rider charge (if selected);



- the EEB rider charge (if selected);



- the EEP rider fee charge (if selected);



- the Accumulation Benefit rider charge (if selected);



- the GWB for Life rider charge (if selected); and/or



- the SecureSource rider charge (if selected).


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life, SecureSource, Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


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           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

- You cannot transfer existing contract values into a Special DCA fixed account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.


- We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program model portfolio or investment option you have selected.



- You may not use the regular fixed account, GPA account, or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if the PN program is in effect, and the model portfolio you have selected includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)


- We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account.

- We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

- Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.


- Funding from multiple sources is treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).


- You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not

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  the rate that was in effect on the Special DCA fixed account. For RAVA 4
  Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if you have selected a PN program model portfolio or investment option when you elect to end your participation in the Special DCA program, we will transfer the remaining balance to the model portfolio or investment option you have selected).


- We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the GPAs, regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Program" below).



PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)


THE FOLLOWING INFORMATION ABOUT THE PN PROGRAM APPLIES TO ALL CONTRACTS. FOR ADDITIONAL INFORMATION ABOUT THE PN PROGRAM FOR CONTRACTS PURCHASED BEFORE MAY 10, 2010, ALSO SEE BELOW "PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR CONTRACTS PURCHASED BEFORE MAY 10, 2010."



The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program investment option. The PN program investment options are currently five funds of funds, each of which has a particular investment objective and invests in underlying funds. The PN program also allows those who participated in the PN program and who exercised an "opt-out" right applicable through April 23, 2010 (to be in this group, you must have purchased your contract on or before April 23, 2010) to remain invested in a "static" PN program model portfolio (not subject to further updating or reallocation, as described under "Portfolio Navigator Program (PN program) for contracts purchased before May 10, 2010").


You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider, GWB for Life or SecureSource rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.




Each of the PN program fund of funds investment options has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. RiverSource Investments is the investment adviser of each of the PN program investment options, but does not serve as investment adviser under the PN program (regardless of whether you have selected a PN program investment option or remained in a model portfolio). Morningstar Associates, LLC serves as an independent consultant to RiverSource Investments to provide recommendations regarding portfolio construction and ongoing analysis of the PN program investment options, but does not provide any services in connection with the model portfolios. RiverSource Investments or an affiliate will serve as investment adviser for all of the underlying funds in which the investment options invest. However, some of the underlying funds will be managed on a day-to-day basis directly by RiverSource Investments and some will be managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of RiverSource Investments and the fund's board of trustees. The new funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach.



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           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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




Below are the asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of investment options and providing investment advisory services for the PN program investment options and certain of the funds underlying the investment options and model portfolios, RiverSource Investments is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because RiverSource Investments or one of its affiliates serves as the investment adviser to the underlying funds invested in the investment options and to certain underlying funds to which assets are allocated under the model portfolios, because we or an affiliate of ours may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program investment option, see the prospectus for such investment option. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for contracts purchased before May 10, 2010."





PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which investment option is best for you or whether to remain in a model portfolio or investment option. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



Currently, there are five PN program investment options, and five model portfolios, ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and/or the regular fixed account according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.


Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:


- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new investment option);




- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")


If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the investment option or model portfolio you have chosen.



You may request a change to your investment option (or a transfer from your model portfolio to an investment option) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If your contract includes an optional Accumulation Benefit, GWB for Life rider or SecureSource rider and you make such a change, we may charge you a higher fee for your rider. If your contract includes a Secure Source rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.



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

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:


- limit your choice of investment options based on the amount of your initial purchase payment we accept or when you take a withdrawal;



- cancel required participation in the program after 30 days' written notice;



- substitute a fund of funds for your model portfolio if permitted under applicable securities law; and


- discontinue the PN program. We will give you 30 days' written notice of any such change.




RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a PN program investment option or in accordance with a model portfolio, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a PN program investment option, see the prospectus for such investment option. For additional information about the risks of investing in accordance with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for Contracts Purchased before May 10, 2010" below.




PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER, GWB FOR LIFE RIDER OR SECURESOURCE RIDER

If you purchase the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider, you are required to participate in the PN program under the terms of each rider.


- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the investment options or model portfolios. For contracts purchased on or after Jan. 26, 2009, you cannot select the Aggressive investment option or model portfolio, or transfer to the Aggressive investment option while the rider is in effect. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options or invest in accordance with any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.



- GWB FOR LIFE OR SECURESOURCE RIDER: The GWB for Life or SecureSource rider requires that your contract value be invested in one of the investment options or model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options or model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life or SecureSource rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options or invest in accordance with any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE OR SECURESOURCE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.


OPTIONAL PN PROGRAM


If you do not select the optional Accumulation Benefit rider, the optional GWB for Life rider or an optional SecureSource rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge. You can elect to participate in the PN program at any time, and you may transfer all or part of your assets from a PN program investment option or transfer your contract assets so that they are not invested in accordance with a model portfolio at any time. If you transfer contract assets so that they are no longer invested in accordance with a PN program model portfolio or investment option, automated rebalancing associated with the model portfolio or investment option will end.



PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR CONTRACTS PURCHASED BEFORE MAY 10, 2010


As of the Transfer Date (defined below), your contract assets invested in accordance with a model portfolio under the PN program will be transferred based on the recommendation of RiverSource Investments, LLC ("RiverSource Investments"), the investment adviser under the PN program, to a fund of funds investment option that corresponds to your model portfolio unless you informed us on or before April 23, 2010 that you did not want your assets so transferred (unless you "opt out"). The actual date of transfer to the fund of funds or the date upon which your opt out becomes effective (the "Transfer Date") will occur no earlier than May 7, 2010 and no later than June 30, 2010, and will depend on the contract you own and the month that you purchased your contract. If you opt out of the transfer, you will remain invested in accordance with the asset allocation currently specified for your model portfolio and you will not receive any further reallocation recommendations from RiverSource Investments (although your assets will be rebalanced back to the current allocation quarterly). As of the Transfer


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 39

Date, RiverSource Investments will no longer review the model portfolios or make changes to them as part of the PN program, and the investment advisory agreement you have previously entered into with RiverSource Investments will terminate.



If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any future updates to the model portfolio or reallocation recommendations. If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the new fund of funds investment options. If you begin taking income from your contract and have living benefit rider that requires a move to a certain model portfolio or investment option once you begin taking income, you will be transferred to a fund of funds that corresponds to that model portfolio.



RiverSource Investments and its affiliates have committed to a two-year cap on PN program investment option expenses for contract owners who purchased a contract before May 10, 2010, as set forth in disclosure previously sent to such contract owners. Specifically, expense waivers and reimbursements will be applied to the PN program investment options and to the underlying funds so that total fees and expenses paid by investors in the PN program investment options will approximate the total fees and expenses of the underlying funds borne by participants in the corresponding PN program model portfolio, based on 2009 fiscal year end expenses. After two years these expense caps will no longer be in place and total expenses will likely be higher.



SERVICE PROVIDERS IN CONNECTION WITH THE PN PROGRAM MODEL PORTFOLIOS. RiverSource Investments, an affiliate of ours, has served as non-discretionary investment adviser for PN program model portfolio participants solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments has entered into an investment advisory agreement with each contract owner participating in the PN program prior to the program changes described in this prospectus. In its role as investment adviser to the PN program, RiverSource Investments relied upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviewed the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducted periodic due diligence and provided ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investments' Form ADV, the SEC investment adviser registration form. The Disclosure Document was delivered to contract owners enrolled in the PN program prior to May 10, 2010 at or before the time they enrolled.



The PN program model portfolios were designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provided or provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.



We identified to Morningstar Associates the universe of allocation options that could be included in the model portfolios (the universe of allocation options). Once we identified this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictated to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICTS OF INTEREST. Although RiverSource Investments will no longer maintain the model portfolios on an ongoing basis, the asset allocations in the current model portfolios may have been affected by the following conflicts of interest.



In identifying the universe of allocation options for a model portfolio, we and our affiliates, including RiverSource Investments, were subject to competing interests that may have influenced the allocation options we proposed. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to certain underlying funds in the model portfolios as well as compensation we or an affiliate of ours may receive for providing services in connection with such underlying funds or their corresponding sub-accounts. These competing interests also involve compensation we or an affiliate of ours receive if certain funds that RiverSource Investments does not advise were included as underlying funds in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



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 40  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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




As an affiliate of RiverSource Investments, we had an incentive to identify the RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, have recommended certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may have included a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may have believed that certain RiverSource Variable Series Trust funds would have benefited from additional assets or could have been harmed by redemptions. All of these factors may have impacted RiverSource Investments' view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may have influenced the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



We, RiverSource Investments, or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have had an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the regular fixed account than from other allocation options. We therefore may have had an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have had an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



MODEL PORTFOLIO RISKS. Asset allocation through a PN program model portfolio does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.



By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



In the future, the model portfolios will not be updated periodically, and the investments and investment styles and policies of the current allocation options may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs. Furthermore, the absence of periodic updating means that existing allocation options will not be replaced as may be appropriate due to poor performance, changes in management personnel or other factors.



Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while the PN program is in effect.


You may transfer contract value from any one subaccount, GPAs or the regular fixed account, to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving

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

the GPAs and the regular fixed account. For RAVA 4 Access contracts, you cannot transfer to the regular fixed account unless it is included in the PN program model portfolio that you selected.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and regular fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the regular fixed account until the next contract anniversary. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established within 30 days of contract issue, the 30% limitation does not apply to transfers made from the regular fixed account to the subaccounts for the duration of this initial arrangement.

- You may transfer contract values from any GPA to the subaccounts, regular fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the regular fixed account at any other time.

- You may not make a transfer to the Special DCA fixed account.

- Once annuity payouts begin, you may not make transfers to or from the GPAs or the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs and Special DCA fixed account.

FOR RAVA 4 ACCESS
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time. The amount transferred to any GPA must be at least $1,000.


- You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you have elected to participate.


- You may transfer contract values from any GPA to the subaccounts, or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- You may not make a transfer to the Special DCA fixed account.


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- Once annuity payouts begin, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs and Special DCA fixed account.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


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           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.



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 44  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account (if available).

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the GPAs, the regular fixed account or the Special DCA fixed account are not allowed.

- Automated transfers from the regular fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account.



- If you have a SecureSource rider or GWB for Life rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.


MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the regular fixed account)

 3 BY TELEPHONE


Call:

(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                Contract value or entire account balance

Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before the settlement date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next


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           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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





valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot take surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period - Annuity Payout Plans").



Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource Flex rider, please consider carefully when you take surrenders. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time. Also, if you withdraw more than the allowed withdrawal amount in a contract year under the SecureSource Flex rider ("excess withdrawal"), the guaranteed amounts under the rider will be reduced. If you have elected the GWB for Life rider or SecureSource rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life rider or SecureSource rider, your benefits under the rider may be reduced (see "Optional Benefits"). Any partial surrender request that exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the affect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes - Qualified Annuities - Required Minimum Distributions").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA fixed account, unless you request otherwise. We will not withdraw money for a partial surrender from any GPAs or Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account. However, you may specifically request surrenders from a GPA or Special DCA fixed account. The minimum contract value after partial surrender is $600. If you elected a SecureSource rider, the minimum contract value after partial surrender is zero and you do not have the option to request from which account to surrender.


RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special

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 46  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;


  - the distribution is due to plan termination; or



  - you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").


- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life, SecureSource or Accumulation Benefit rider.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it, subject to state limitations. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.



Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit, GWB for Life or SecureSource riders. If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider, the GWB for Life rider and SecureSource - Single Life rider will continue upon change of ownership. The SecureSource - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to


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

their revocable trust(s), the annuitant must be one of the covered spouses. No other ownership changes are allowed while this rider is in force. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

ADJUSTED PARTIAL SURRENDERS

     PS X DB
     -------
        CV


       PS = amount by which the contract value is reduced as a result of the partial surrender.

       DB = the death benefit on the date of (but prior to) the partial surrender.

       CV = the contract value on the date of (but prior to) the partial surrender.


EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.




We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                            $20,000
minus adjusted partial surrenders, calculated as:
$1,500 x
$20,000
------------   =
   $18,000
                                                                                    -1,667
                                                                                   -------
for a standard death benefit of:                                                   $18,333
since this is greater than your contract value of $16,500




IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


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

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



  - purchase payments minus adjusted partial surrenders.


If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.


If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource Flex - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The SecureSource Flex - Single Life rider terminates if a spouse chooses to continue the contract under the spousal continuation provision.



The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.


If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and



- payouts begin no later than one year after your death, or other date as permitted by the IRS; and



- the payout period does not extend beyond the beneficiary's life or life expectancy.


Additionally, the optional SecureSource rider, if selected, will terminate.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



  - purchase payments minus adjusted partial surrenders.


  If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

  If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


  If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource Flex -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The SecureSource Flex -- Single Life rider terminates if a spouse chooses to continue the contract under the spousal continuation provision. The SecureSource -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


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




  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and



  - payouts begin no later than one year following the year of your death; and



  - the payout period does not extend beyond the beneficiary's life or life expectancy.



  Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit payment directly deposited into a checking account. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC, unless the beneficiary fails to meet the requirements of using this option.

OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)
The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP
- You may terminate the ROPP rider within 30 days of the first rider anniversary.

- You may terminate the ROPP rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies thereafter.

For an example, see Appendix D.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the ROPP. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. IF YOUR SPOUSE WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.


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

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider charge continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.


If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Thereafter, we increase the maximum anniversary value by any additional purchase payments and reduce it by adjusted partial surrenders. Every contract anniversary after that prior to your 81st birthday, we compare the maximum anniversary value to the current contract value and we reset the maximum anniversary value to the higher amount.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first rider anniversary.

- You may terminate the MAV rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies thereafter.

For an example, see Appendix D.


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must give us written instructions to keep the contract in force on the date our death claim requirements are fulfilled. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum five year anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider charge continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.


If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In

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

some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.


On the fifth contract anniversary after the rider effective date we set the maximum five year anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Thereafter, we increase the maximum anniversary value by any additional purchase payments and reduce it by adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the maximum five year anniversary value to the current contract value and we reset the maximum five year anniversary value to the higher amount.


If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum five year anniversary value.

TERMINATING THE 5-YEAR MAV
- You may terminate the 5-Year MAV rider within 30 days of the first rider anniversary.

- You may terminate the 5-Year MAV rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies thereafter.

For an example, see Appendix D.


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must give us written instructions to keep the contract in force on the date our death claim requirements are fulfilled. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract and if he or she chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

The EEB provides that if you die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable,

PLUS
- 40% of your earnings at death if you were under age 70 on the rider effective date; or


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- 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:


- the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")



- MINUS purchase payments not previously surrendered.


The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount


- MINUS the greater of:



  (a) the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or



  (b) an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date



- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.


The earnings at death may not be less than zero and may not be more than 250% multiplied by:


- the greater of:



  (a) the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or



  (b) an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date



- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.


TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first rider anniversary.

- You may terminate the EEB rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix D.


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY and if your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:


- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."


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ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary, and it does not provide any benefit beyond what is offered under the EEB during the second rider year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEP is appropriate for your situation.



If this EEP rider is available in your state and if you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.


The EEP provides that if you die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue and not previously surrendered as follows:



                                  PERCENTAGE IF YOU ARE                           PERCENTAGE IF YOU ARE
RIDER YEAR                        UNDER AGE 70 ON THE RIDER EFFECTIVE DATE        70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                           0%                                               0%

Three and Four                                       10%                                            3.75%

Five or more                                         20%                                             7.5%


Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.


If no exchange purchase payments have been received after 6 months, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If we have not received any exchange purchase payments after these 30 days, we will convert the EEP rider into an EEB.


Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS



                  IF YOU ARE UNDER AGE 70                               IF YOU ARE AGE 70
RIDER YEAR        ON THE RIDER EFFECTIVE DATE, ADD . . .                OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .

One               Zero                                                  Zero

Two               40% x earnings at death (see above)                   15% x earnings at death

Three and Four    40% x (earnings at death + 25% of exchange            15% x (earnings at death + 25% of exchange
                  purchase payment*)                                    purchase payment*)

Five or more      40% x (earnings at death + 50% of exchange            15% x (earnings at death + 50% of exchange
                  purchase payment*)                                    purchase payment*)



* Exchange purchase payments are purchase payments exchanged from another annuity or policy that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP
- You may terminate the EEP rider within 30 days of the first rider anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix D.


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IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY and if your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:


- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED


SECURESOURCE FLEX RIDERS


THE SECURESOURCE FLEX RIDERS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.



This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. The SecureSource Flex rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time. This benefit is intended for assets you plan to hold and let accumulate for at least three years. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time.



There are two optional SecureSource Flex riders available under your contract:



- SecureSource Flex -- Single Life; or



- SecureSource Flex -- Joint Life.





The information in this section applies to both Secure Source Flex riders, unless otherwise noted. For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.



The SecureSource Flex -- Single Life rider covers one person. The SecureSource Flex -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Flex -- Single Life rider or the SecureSource Flex -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.



The SecureSource Flex rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:



- you purchase your contract on or after Sept. 14, 2009; and



- SINGLE LIFE: you are 80 or younger on the date the contract is issued or if an owner is a non-natural person, then the annuitant is age 80 or younger; or



- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.





The SecureSource Flex riders are not available under an inherited qualified annuity,





The SecureSource Flex rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:



- SINGLE LIFE: until death (see "At Death" heading below) or until the depletion of the basic benefit.



- JOINT LIFE: until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) or until the depletion of the basic benefit.



KEY TERMS




The key terms associated with the SecureSource Flex rider are:



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




ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the waiting period and until your death (JOINT LIFE: the death of both covered spouses) or termination of the rider. After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year. The maximum ALP is $300,000.





ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): the age at which the lifetime benefit is established.



GUARANTEED BENEFIT AMOUNT (GBA): the total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn or annuitized and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year after the waiting period under the basic benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.



GUARANTEED BENEFIT PAYMENT (GBP): the basic benefit amount available each contract year after the waiting period until the RBA is reduced to zero. After the waiting period the annual withdrawal amount guaranteed by the rider can vary each contract year.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RALP is the lifetime benefit amount that can be withdrawn during the remainder of the current contract year.



REMAINING BENEFIT AMOUNT (RBA): each withdrawal you make reduces the amount that is guaranteed by the rider for future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.



REMAINING BENEFIT PAYMENT (RBP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RBP is the basic benefit amount that can be withdrawn during the remainder of the current contract year.



WAITING PERIOD: the period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.



WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the GBP Percentage and ALP Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.



WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.



DESCRIPTION OF THE SECURESOURCE FLEX RIDER


Before the lifetime benefit is established, the annual withdrawal amount guaranteed by the riders after the waiting period is the basic benefit amount. After the lifetime benefit is established and after the waiting period, the riders guarantee that you have the option each contract year to cumulatively withdraw an amount up to the lifetime benefit amount or the basic benefit amount, but the riders do not guarantee withdrawal of both in a contract year.



The lifetime withdrawal benefit is established automatically:



- SINGLE LIFE: on the rider anniversary date after the covered person reaches age 65, or on the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);



- JOINT LIFE: on the rider anniversary date after the younger covered spouse reaches age 65, or on the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).





The basic benefit amount and the lifetime benefit amount can vary based on the relationship of your contract value to the Withdrawal Adjustment Base (WAB). When the first withdrawal is taken each contract year after the waiting period, the percentages used to determine the benefit amounts are set and fixed for the remainder of that year.





If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next year.





If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).



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




Please note that basic benefit and lifetime benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime benefit only, the basic benefit only, or both.



At any time after the waiting period, as long as your withdrawal does not exceed the greater of the basic benefit amount or the lifetime benefit amount, if established, you will not be assessed a surrender charge or any market value adjustment. If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see
"Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").



Subject to conditions and limitations, an annual step-up can increase the basic benefit amount and the lifetime benefit amount, if your contract value has increased on a rider anniversary.



The values associated with the basic benefit are GBA, RBA, GBP and RBP. The values associated with the lifetime benefit are ALP and RALP. ALP and GBP are similar in that they are the annual withdrawal amount for each benefit after the waiting period. RALP and RBP are similar in that they are the remaining amount that can be withdrawn during the current contract year for each benefit.



IMPORTANT SECURESOURCE FLEX RIDER CONSIDERATIONS




You should consider whether a SecureSource Flex rider is appropriate for you taking into account the following considerations:



- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:



  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). Therefore, if there are multiple contract owners, the lifetime benefit will terminate when one of the contract owners dies even though other contract owners are still living



      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).



  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If both the ALP and the contract value are zero, the lifetime benefit will terminate.



  (c) When the lifetime benefit is first established the initial ALP is based on the basic benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.


  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.


- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time. The first withdrawal request within the 3-year waiting period must be submitted in writing. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal"), the guaranteed amounts under the rider may be reduced.



- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program model portfolios or investment options of the PN program.. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the model portfolio or investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit investment option changes if required to comply with the written instructions of a fund (see "Market Timing").



You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any


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





subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio or investment option to any available investment option.



Immediately following a withdrawal your contract value will be reallocated to the target investment option classification as shown in your contract if your current investment option is more aggressive than the target investment option classification. If you are in the static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed investment option changes per contract year and will not cause your rider fee to increase. The target investment option classification is currently the Moderate investment option. We reserve the right to change the target investment option classification to an investment option that is more aggressive than the Moderate investment option after 30 days written notice.



After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio or investment option to the target investment option or investment option that is more conservative than the Moderate investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows:



  (a) the total GBA will be reset to the contract value, if your contract value is less; and



  (b) the total RBA will be reset to the contract value, if your contract value is less; and



  (c) the ALP, if established, will be reset to your current ALP Percentage (either 6% or 5% as described under "GBP Percentage and ALP Percentage" heading below) times the contract value, if this amount is less than the current ALP; and


  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and


  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals taken during the current contract year, but not less than zero; and



  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals taken during the current contract year, but not less than zero; and



  (g) the WAB will be reset as follows:



      - if the ALP has not been established, the WAB will be equal to the reset GBA.



      - if the ALP has been established, the WAB will be equal to the reset ALP, divided by the current ALP Percentage.



  You may request to change your investment option (or change from a model portfolio to an investment option) by written request on an authorized form or by another method agreed to by us.





- NON-CANCELABLE: Once elected, the SecureSource Flex rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).



  Dissolution of marriage does not terminate the SecureSource Flex -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Flex -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).



- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation, are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.



  If you select the SecureSource Flex -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.



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- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".



- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.


  You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:


- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").



BASIC BENEFIT DESCRIPTION




THE GBA AND RBA ARE DETERMINED AT THE FOLLOWING TIMES, SUBJECT TO THE MAXIMUM AMOUNT OF $5,000,000, CALCULATED AS DESCRIBED:



- At contract issue -- the GBA and RBA are equal to the initial purchase payment, plus any purchase payment credit.



- When you make additional purchase payments -- If a withdrawal is taken during the waiting period, the GBA and RBA will not change when a subsequent purchase payment is made during the waiting period. Prior to any withdrawal during the waiting period and after the waiting period, each additional purchase payment will have its own GBA and RBA established equal to the amount of the purchase payment, plus any purchase payment credit.



- At step up -- (see "Annual Step Up" heading below).



- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).


- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.


- When you take a withdrawal during the waiting period -- the total GBA and total RBA will be set equal to zero until the end of the waiting period.



- When you take a withdrawal after the waiting period and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal and the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged, and each payment's RBA is reduced in proportion to its RBP.



  (b) greater than the total RBP -- EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA AND RBA.



- On the rider anniversary at the end of the waiting period -- If the first withdrawal is taken during the waiting period and you did not decline a rider fee increase, the total GBA and the total RBA will be reset to the contract value.



  If the first withdrawal is taken during the waiting period and you decline a rider fee increase, the total GBA and the total RBA will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments and any purchase payment credits since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.



- Upon certain changes to your PN program investment option -- (See "Use of Portfolio Navigator Program Required," described above).



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GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

  (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and


  (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.





RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.


GBP PERCENTAGE AND ALP PERCENTAGE: We use two percentages (6% and 5%) to calculate your GBP and ALP. The percentage used can vary as described below:



During the waiting period, 6% will be used to determine the amount payable to beneficiaries under the RBA payout option described below. After the waiting period, a comparison of your contract value and the WAB determines your GBP percentage and ALP percentage, unless the percentage is fixed as described below. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then 6% is used in calculating your GBP and ALP; otherwise, 5% is used. Market volatility and returns and the deduction of fees could impact your benefit determining percentage. The benefit determining percentage is calculated as follows but will not be less than zero:



       1 - (A/B)





       A = contract value at the end of the prior valuation period



       B = WAB at the end of the prior valuation period



When the first withdrawal in a contract year is taken, the GBP percentage and ALP percentage will be set and fixed for the remainder of that contract year. Beginning on the next rider anniversary, the GBP percentage and ALP percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.



Under certain limited situations, your GBP percentage and ALP percentage will not vary each contract year. They will be set at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:



  (1) when the RBA payout option is elected, or



  (2) if the ALP is established, when your contract value on a rider anniversary is less than two times the ALP (for the purpose of this calculation only, the ALP is determined using 5%; the ALP percentage used to determine your ALP going forward will be either 6% or 5%), or





  (3) when the contract value reduces to zero.



For certain periods of time at our discretion and on a non-discriminatory basis, your GBP percentage and ALP percentage may be set by us to 6% if more favorable to you.



WITHDRAWAL ADJUSTMENT BASE (WAB): One of the components used to determine GBP percentage and ALP percentage. The maximum WAB is $5,000,000. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit,



THE WAB IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:


- At Rider Effective Date -- the WAB is set equal to the initial purchase payment, plus any purchase payment credit.





- When a subsequent purchase payment is made -- before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB will be increased by the amount of each additional purchase payment, plus any purchase payment credit.





- When a withdrawal is taken -- if the first withdrawal is taken during the waiting period, the WAB will be set equal to zero until the end of the waiting period.



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




Whenever a withdrawal is taken after the waiting period, the WAB will be reduced by the amount in (A) unless the withdrawal is an excess withdrawal for the lifetime benefit (or the basic benefit if the ALP is not established) when it will be set equal to the amount in (B).



  (A) The WAB is reduced by an amount as calculated below:



A X B
-----  where:
  C







       A = the amount the contract value is reduced by the withdrawal



       B = WAB on the date of (but prior to) the withdrawal



       C = the contract value on the date of (but prior to) the withdrawal.



  (B) If the ALP is not established and the current withdrawal exceeds the RBP, the WAB will be reset to the GBA immediately following excess withdrawal processing.



      If the ALP is established and the current withdrawal exceeds the RALP, the WAB will be reset to the ALP divided by the current ALP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above). In this calculation, we use the ALP immediately following excess withdrawal processing.



- On rider anniversaries -- unless you decline a rider fee increase, the WAB will be increased to the contract value on each rider anniversary, if the contract value is greater, except as follows:



  (A) If a withdrawal is taken during the waiting period, the WAB will be increased to the contract value on each rider anniversary beginning at the end of the waiting period, if the contract value is greater.



  (B) If you decline a rider fee increase and a withdrawal is taken during the waiting period, on the third anniversary the WAB will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments and any purchase payment credits since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.



- Upon certain changes to your PN program investment option -- (See "Use of Portfolio Navigator Program Required," described above).



GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic benefit. After the waiting period the annual withdrawal amount guaranteed under the rider can vary each contract year. At any point in time, each payment's GBP is the lesser of (a) and (b) where (a) is the GBA for that payment multiplied by the current GBP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) and (b) is the RBA for that payment. The total GBP is the sum of the GBPs for each purchase payment.





REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment.


THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- During the waiting period -- the RBP will be zero.



- At the beginning of any contract year after the waiting period and when the GBP percentage changes -- the RBP for each purchase payment is set equal to that purchase payment's GBP.



- When you make additional purchase payments after the waiting period -- each additional purchase payment has its own RBP equal to the purchase payment, plus any purchase payment credit, multiplied by the GBP percentage.



- At step up -- (see "Annual Step Up" heading below).



- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).





- When you make any withdrawal after the waiting period -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.



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LIFETIME BENEFIT DESCRIPTION


SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant.



JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.


ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):

- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.


- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.


ANNUAL LIFETIME PAYMENT (ALP): The ALP is the lifetime benefit amount available for withdrawals in each contract year after the waiting period until the later of:


- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.


The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime benefit is not in effect and the ALP is zero.




THE ALP IS DETERMINED AT THE FOLLOWING TIMES:


- SINGLE LIFE: Initially the ALP is established on the earliest of the following dates:



  (a) the rider effective date if the covered person has already reached age 65,



  (b) the rider anniversary following the date the covered person reaches age
      65,



      - if during the waiting period and no prior withdrawal has been taken; or



      - if after the waiting period.



  (c) the rider anniversary following the end of the waiting period if the covered person is age 65 before the end of the waiting period and a prior withdrawal had been taken.



The ALP is established as the total RBA multiplied by the ALP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above).



- JOINT LIFE: Initially the ALP is established on the earliest of the following dates:


  (a) the rider effective date if the younger covered spouse has already reached age 65.


  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.


  (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or


       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.


  (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or


       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.





  For (b), (c) and (d) above, if the date described occurs during the waiting period and a prior withdrawal had been taken, we use the rider anniversary following the end of the waiting period to establish the ALP.





The ALP is established as the total RBA multiplied by the ALP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above).



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




- Whenever the ALP Percentage changes  --



  (a) If the ALP percentage is changing from 6% to 5%, the ALP is reset to the ALP multiplied by 5%, divided by 6%.



  (b) If the ALP percentage is changing from 5% to 6%, the ALP is reset to the ALP multiplied by 6%, divided by 5%.



- When you make an additional purchase payment -- Before a withdrawal is taken in the waiting period and at any time after the waiting period, each additional purchase payment increases the ALP by the amount of the purchase payment, plus any purchase payment credit, multiplied by the ALP percentage.



- When you make a withdrawal:



  (a) During the waiting period, the ALP, if established, will be set equal to zero until the end of the waiting period.



  (b) After the waiting period, if the amount withdrawn is:



       (i) less than or equal to the RALP, the ALP is unchanged.



       (ii) greater than the RALP, ALP EXCESS WITHDRAWAL PROCESSING will occur.



  If you withdraw less than the ALP in a contract year, there is no carry over to the next contract year.



- On the rider anniversary at the end of the waiting period -- If you took a withdrawal during the waiting period, the ALP is set equal to the contract value multiplied by the ALP percentage if the covered person (JOINT LIFE: younger covered spouse) has reached age 65.



- At step ups -- (see "Annual Step Up" heading below).



- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).



- Upon certain changes to your PN program investment option -- (see "Use of Portfolio Navigator Program Required," heading above).


ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) multiplied by the contract value immediately following the withdrawal.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime benefit. Prior to establishment of the ALP, the lifetime benefit is not in effect and the RALP is zero.


THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:


  (a) During the waiting period -- the RALP will be zero.



  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals taken in the contract year but not less than zero.



- At the beginning of each contract year after the waiting period and when the ALP percentage changes -- the RALP is set equal to the ALP.



- When you make additional purchase payments after the waiting period -- each additional purchase payment increases the RALP by the purchase payment, plus any purchase payment credit, multiplied by the ALP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above).



- At step ups -- (see "Annual Step Up" headings below).



- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).



- When you make any withdrawal after the waiting period -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.



OTHER PROVISIONS


REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:



- The withdrawal is after the waiting period;


- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and


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




- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.



RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawal during the waiting period will reset the basic benefit and lifetime benefit at the end of the waiting period. After the waiting period, withdrawal amounts greater than the RALP or RBP that do not meet the conditions above will result in excess withdrawal processing. The amount in excess of the RBP and/or RALP that is not subject to excess withdrawal processing will be recalculated if the RALP and RBP change due to GBP Percentage and ALP percentage changes. See Appendix F for additional information.





ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the benefit values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn in a lump sum or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment. If there have been multiple payments and the GBA increases due to the step up, the individual GBAs, RBAs, GBPs, and RBPs will be combined.



The annual step up may be available as described below, subject to the maximum GBA, RBA and ALP and subject to the following rules:





- You have not declined a rider fee increase.





- If you take any withdrawals during the waiting period the annual step up will not be available until the rider anniversary following the end of the waiting period.



- On any rider anniversary where your contract value is greater than the RBA or, your contract value multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) is greater than the ALP, if established, the annual step up will be applied to your contract on the rider anniversary.


- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:


- The total RBA will be increased to the contract value on the rider anniversary, if the contract value is greater.



- The total GBA will be increased to the contract value on the rider anniversary, if the contract value is greater.


- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:


  (a) During the waiting period, the RBP will not be affected by the step up.



  (b) After the waiting period, the RBP will be reset to the increased GBP.





- The ALP will be increased to the contract value on the rider anniversary multiplied by the ALP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above), if greater than the current ALP.


- The RALP will be reset as follows:


  (a) During the waiting period, the RALP will not be affected by the step up.



  (b) After the waiting period, the RALP will be reset to the increased ALP.



SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH ("SPOUSAL CONTINUATION"):


SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Flex -- Single Life rider terminates.





JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource
Flex -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.



At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see "Annual Step-Up" heading above) also apply to the spousal continuation step-up except that a) the RBP will be calculated as the GBP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero, and b) the RALP will be calculated as the ALP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.



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RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be taken from the variable subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the withdrawal is to be taken.



IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero, you will be paid in the following scenarios:



1) The ALP has not yet been established, the total RBA is greater than zero and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:


    (a) receive the remaining schedule of GBPs until the RBA equals zero; or


    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.



        JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.


We will notify you of this option. If no election is made, the ALP will be paid.


2) The ALP has been established, the total RBA is greater than zero and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:


    (a) the remaining schedule of GBPs until the RBA equals zero; or


    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.



        JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.


We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:


   - SINGLE LIFE: covered person;



   - JOINT LIFE: last surviving covered spouse.


Under any of these scenarios:


- The annualized amounts will be paid to you in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency but no less frequent than annually;


- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;


- Any attached death benefit riders will terminate;



- In determining the remaining schedule of GBPs, the current GBP is fixed for as long as payments are made.



- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero; and


- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.


The SecureSource Flex rider and the contract will terminate under either of the following two scenarios:



- If the ALP is established and the RBA is zero, and if the contract value falls to zero as a result of a withdrawal that is greater than the RALP. This is full withdrawal of the contract value.



- If the ALP is not established and the RBA is zero, and if the contract value falls to zero as a result of fees, charges or a withdrawal.



AT DEATH:


SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living.





If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract which terminates the rider.



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

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.


If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract.


If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.





JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.



REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource Flex rider after the waiting period.



Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").


This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.


This annuity payout option may also be elected by the beneficiary when the death benefit is payable. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.


RIDER TERMINATION

The SecureSource Flex rider cannot be terminated either by you or us except as follows:



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1. SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.



2. SINGLE LIFE: After the death benefit is payable, continuation of the contract will terminate the rider.



3. JOINT LIFE: After the death benefit is payable the rider will terminate if:


   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.


4. Annuity payouts under an annuity payout plan will terminate the rider.



5. You may terminate the rider if your annual rider fee after any fee increase is more than 0.25% higher than your fee before the increase (See
   "Charges -- SecureSource Flex rider fee").



6. When the RBA and contract value are zero and either the ALP is not established or an excess withdrawal of the RALP is taken, the rider will terminate.



7. Termination of the contract for any reason will terminate the rider.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities except under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are (or if the owner is a non-natural person, then the annuitant is) 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional GWB for Life rider or SecureSource rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.

You should consider whether an Accumulation Benefit rider is appropriate for you because:


- you must participate in the PN program and you must be invested in one of the available model portfolios or investment options. This requirement limits your choice of Investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio or investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program");


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of

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  10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your financial advisor whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

  (a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

  (b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.


We reserve the right to restart the waiting period on the latest contract anniversary if you change your PN program model portfolio or investment option after we have exercised our rights to increase the rider fee.


Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.


The automatic step up of the MCAV does not restart the waiting period or increase the fee (although the total fee for the rider may increase).


ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.


When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Benefit rider, the fee will be the fee that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.


The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.


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ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS
If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION


If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Benefit rider, the spouse will pay the charge based on the fee that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.


TERMINATING THE RIDER

The rider will terminate under the following conditions:

- The rider will terminate before the benefit date without paying a benefit on the date:

- you take a full surrender; or

- annuitization begins; or

- the contract terminates as a result of the death benefit being paid.

The rider will terminate on the benefit date.

For an example, see Appendix E.

OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER
Disclosure for GWB for Life rider may be found in the Appendix G.


SECURESOURCE RIDERS


Disclosure for SecureSource riders may be found in the Appendix H.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date after any rider charges have been deducted, plus any positive or negative MVA on GPAs, less any purchase payment credits subject to reversal and less any applicable premium tax. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;


- the annuitant's age and, in most cases, sex;


- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


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ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)



Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed investment return results in a higher initial payout but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only ONE monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15, OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15, or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculations 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take surrender. (See "Taxes.")


- RBA PAYOUT OPTION: If you have a GWB for Life or SecureSource rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


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ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.


NONQUALIFIED ANNUITIES

Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.


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The withholding requirements differ if we deliver payment outside the United
States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if it is allocable to an investment before Aug. 14, 1982; or


- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contracts, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.





For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of

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distributions. You should refer to your retirement plan's Summary Plan
Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special RMD rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 73

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);



- to pay certain medical or education expenses (IRAs only); or



- if the distribution is made from an inherited IRA.



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").


ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we currently understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.


--------------------------------------------------------------------------------
 74 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS

- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 75

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:


  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;



  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;



  - providing service to contract owners; and



  - funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.


These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO FINANCIAL ADVISORS

- The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.


--------------------------------------------------------------------------------
 76 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended Dec. 31, 2009 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 77

APPENDIX A: THE FUNDS


UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:




----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Thematic Growth
Portfolio (Class
B) (previously
AllianceBernstein
VPS Global
Technology
Portfolio (Class
B))
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Columbia High      Seeks total return, consisting of a high     Columbia Management
Yield Fund,        level of income and capital appreciation.    Investment Advisers,
Variable Series,                                                LLC, advisor; MacKay
Class B                                                         Shields LLC, subadviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
Growth Fund,                                                    Investment Advisers,
Variable Series,                                                LLC, adviser; Marsico
Class A                                                         Capital Management, LLC,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Investment
International                                                   Management Advisers,
Opportunities                                                   LLC, adviser; Marsico
Fund, Variable                                                  Capital Management, LLC,
Series, Class B                                                 sub-adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Dreyfus Variable   Seeks capital growth.                        The Dreyfus Corporation;
Investment Fund                                                 Newton Capital
International                                                   Management Limited, sub-
Equity Portfolio,                                               adviser
Service Shares
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Evergreen VA       Seeks capital growth with the potential for  Evergreen Investment
Fundamental Large  current income.                              Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------

Evergreen VA       Seeks long-term capital growth and           Evergreen Investment
International      secondarily, modest income.                  Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class 2    Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class 2            countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks growth of capital.                     Invesco Advisers, Inc.
Capital
Appreciation
Fund, Series II
Shares
(previously AIM
V.I. Capital
Appreciation
Fund, Series II
Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Development Fund,
Series II Shares
(previously AIM
V.I. Capital
Development Fund,
Series II Shares)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 79

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Financial
Services Fund,
Series II Shares
(previously AIM
V.I. Financial
Services Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Global Health
Care Fund, Series
II Shares
(previously AIM
V.I. Global
Health Care Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
(previously AIM
V.I.
International
Growth Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
----------------------------------------------------------------------------------------

Legg Mason         Seeks long-term growth of capital.           Legg Mason Partners Fund
ClearBridge                                                     Advisor, LLC, adviser;
Variable Small                                                  ClearBridge Advisors,
Cap Growth                                                      LLC, sub-adviser.
Portfolio, Class
I (previously
Legg Mason
Partners Variable
Small Cap Growth
Portfolio, Class
I)
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management LLC
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in securities of         Management LLC
Management Trust   companies that meet the Fund's financial
Socially           criteria and social policy.
Responsive
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Global Strategic   principally derived from interest on debt
Income Fund/VA,    securities.
Service Shares
(previously
Oppenheimer
Strategic Bond
Fund/VA, Service
Shares)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer Value  Seeks long-term growth of capital by         OppenheimerFunds, Inc.
Fund/VA, Service   investing primarily in common stocks with
Shares             low price-earnings ratios and better than
                   anticipated earnings. Realization of income
                   is a secondary consideration.
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.
Class
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 81

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund (Class
3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
(Class 3)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund (Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio - Smal-                                               Capital Management LLC,
ler-Cap Value                                                   sub-adviser.
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
(Class 3)                                                       an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
(Class 3)                                                       subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Davis                                               LLC, adviser; Davis
New York Venture                                                Selected Advisers, L.P.,
Fund (Class 3)                                                  subadviser.
(previously RVST
RiverSource
Partners Variable
Portfolio - Fund-
amental Value
Fund)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term growth of capital.           RiverSource Investments,
Portfolio - Gold-                                               LLC, adviser; Systematic
man Sachs Mid Cap                                               Financial Management,
Value Fund (Class                                               L.P. and WEDGE Capital
3) (previously                                                  Management L.L.P., sub-
RVST RiverSource                                                advisers.
Partners Variable
Portfolio - Sele-
ct Value Fund)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital appreciation.        RiverSource Investments,
Portfolio - Part-                                               LLC, adviser; Barrow,
ners Small Cap                                                  Hanley, Mewhinney &
Value Fund (Class                                               Strauss, Inc., Denver
3) (previously                                                  Investment Advisors LLC,
RVST RiverSource                                                Donald Smith & Co.,
Partners Variable                                               Inc., River Road Asset
Portfolio - Small                                               Management, LLC and
Cap Value Fund)                                                 Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Aggr-  consistent with an aggressive level of       LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 83

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Aggr-  consistent with an aggressive level of       LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Cons-  consistent with a conservative level of      LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Cons-  consistent with a conservative level of      LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderate level of risk.    LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderate level of risk.    LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately aggressive      LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately aggressive      LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 84 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately conservative    LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately conservative    LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen's UIF   Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen's UIF   Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 85

APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

AS THE EXAMPLES BELOW DEMONSTRATE, THE APPLICATION OF AN MVA MAY RESULT IN EITHER A GAIN OR A LOSS OF PRINCIPAL. WE REFER TO ALL OF THE TRANSACTIONS DESCRIBED BELOW AS "EARLY SURRENDERS." THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

GENERAL EXAMPLES
ASSUMPTIONS:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:


                                     1 + I
EARLY WITHDRAWAL AMOUNT X  [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001



       Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

              j = current rate for a new Guaranteed Period equal to the
                remaining term in the current Guarantee Period (rounded up to the next year).

              n = number of months remaining in the current Guarantee Period
                (rounded up to the next month).

EXAMPLES -- MVA
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:


                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = -$39.84
                 1 + .035 + .001



In this example, the MVA is a negative $39.84.


--------------------------------------------------------------------------------
 86 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:


                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = $27.61
                 1 + .025 + .001



In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 87

APPENDIX C: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------


                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
           Contract Value at time of full    $120,000.00    $ 80,000.00
                               surrender:
                  Contract Value on prior     115,000.00      85,000.00
                             anniversary:
 STEP 1.   We determine the Total Free
           Amount (TFA) available in the
           contract as the greatest of
           the earnings or 10% of the
           prior anniversary value:
                Earnings in the contract:
           10% of the prior anniversary's      20,000.00           0.00
                          contract value:
                                               11,500.00       8,500.00
                                             -----------    -----------
                       Total Free Amount:      20,000.00       8,500.00
 STEP 2.   We determine the TFA that is
           from Purchase Payments:
                       Total Free Amount:      20,000.00       8,500.00
                Earnings in the contract:      20,000.00           0.00
                  Purchase Payments being
                  Surrendered Free (PPF):
                                                    0.00       8,500.00
 STEP 3.   We calculate the Premium Ratio
           (PR):
             PR = [WD - TFA] / [CV - TFA]
                                     WD =     120,000.00      80,000.00  = the amount of the surrender
                                    TFA =      20,000.00       8,500.00  = the total free amount, step
                                                                           1
                                     CV =     120,000.00      80,000.00  = the contract value at the
                                                                           time of the surrender
                                     PR =           100%           100%  = the premium ratio
 STEP 4.   We calculate Chargeable
           Purchase Payments being
           Surrendered (CPP):
                    CPP = PR X (PP - PPF)
                                     PR =           100%           100%  = premium ratio, step 3
                                     PP =     100,000.00     100,000.00  = purchase payments not
                                                                           previously surrendered
                                    PPF =           0.00       8,500.00  = purchase payments being
                                                                           surrendered free, step 2
                                    CPP =     100,000.00      91,500.00



--------------------------------------------------------------------------------
 88 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
 STEP 5.   We calculate the Surrender
           Charges:
            Chargeable Purchase Payments:     100,000.00      91,500.00
             Surrender Charge Percentage:             7%             7%
                        Surrender Charge:       7,000.00       6,405.00
 STEP 6.   We calculate the Net Surrender     120,000.00      80,000.00
           Value:
              Contract Value Surrendered:
           Contract Charge (assessed upon      (7,000.00)     (6,405.00)
                         full surrender):
                                                  (30.00)        (30.00)
             Net Full Surrender Proceeds:     112,970.00      73,565.00




PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a gross partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------


                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
                Contract Value at time of    $120,000.00    $ 80,000.00
                       partial surrender:
                  Contract Value on prior     115,000.00      85,000.00
                             anniversary:
 STEP 1.   We determine the Total Free
           Amount (TFA) available in the
           contract as the greatest of
           the earnings or 10% of the
           prior anniversary value:
                Earnings in the contract:      20,000.00           0.00
           10% of the prior anniversary's      11,500.00       8,500.00
                          contract value:
                                             -----------    -----------
                       Total Free Amount:      20,000.00       8,500.00
 STEP 2.   We determine the TFA that is
           from Purchase Payments:
                       Total Free Amount:      20,000.00       8,500.00
                Earnings in the contract:      20,000.00           0.00
                  Purchase Payments being
                         Surrendered Free
                                   (PPF):           0.00       8,500.00
 STEP 3.   We calculate the Premium Ratio
           (PR):
              PR = [WD - TFA] /[CV - TFA]
                                     WD =      50,000.00      50,000.00  = the amount of the surrender
                                    TFA =      20,000.00       8,500.00  = the total free amount, step
                                                                           1
                                     CV =     120,000.00      80,000.00  = the contract value at the
                                                                           time of surrender
                                     PR =            30%            58%  = the premium ratio



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 89

                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
 STEP 4.   We calculate the Chargeable
           Purchase Payments being
           Surrendered (CPP):
                    CPP = PR X (PP - PPF)
                                     PR =            30%            58%  = premium ratio, step 3
                                     PP =     100,000.00     100,000.00  = purchase payments not
                                                                           previously surrendered
                                    PPF =           0.00       8,500.00  = purchase payments being
                                                                           surrendered free, step 2
                                    CPP =      30,000.00      53,108.39  = chargeable purchase
                                                                           payments being surrendered
 STEP 5.   We calculate the Surrender
           Charges:
            Chargeable Purchase Payments:      30,000.00      53,108.39
             Surrender Charge Percentage:             7%             7%
                        Surrender Charge:          2,100          3,718
 STEP 6.   We calculate the Net Surrender
           Value:
              Contract Value Surrendered:      50,000.00      50,000.00
                        Surrender Charge:      (2,100.00)     (3,717.59)
                    Net Partial Surrender      47,900.00      46,282.41
                                Proceeds:




FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------


                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
           Contract Value at time of full    $120,000.00    $ 80,000.00
                               surrender:
                  Contract Value on prior     115,000.00      85,000.00
                             anniversary:
 STEP 1.   We determine the Total Free
           Amount (TFA) available in the
           contract as the greatest of
           the earnings or 10% of the
           prior anniversary value:
                Earnings in the Contract:      20,000.00           0.00
           10% of the prior anniversary's
                          contract value:
                                               11,500.00       8,500.00
                                             -----------    -----------
                       Total Free Amount:      20,000.00       8,500.00
 STEP 2.   We determine the TFA and
           Amount Free that is from
           Purchase Payments:
                       Total Free Amount:      20,000.00       8,500.00
                Earnings in the contract:      20,000.00           0.00
                  Purchase Payments being
                  Surrendered Free (PPF):
                                                    0.00       8,500.00



--------------------------------------------------------------------------------
 90 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
 STEP 3.   We calculate the Premium Ratio
           (PR):
              PR = [WD - TFA] /[CV - TFA]
                                     WD =     120,000.00      80,000.00  = the amount of the surrender
                                    TFA =      20,000.00       8,500.00  = the total free amount, step
                                                                           1
                                     CV =     120,000.00      80,000.00  = the contract value at the
                                                                           time of the surrender
                                     PR =           100%           100%
 STEP 4.   We calculate Chargeable
           Purchase Payments being
           Surrendered (CPP):
                    CPP = PR X (PP - PPF)
                                     PR =           100%           100%  = premium ratio, step 3
                                     PP =     100,000.00     100,000.00  = purchase payments not
                                                                           previously surrendered
                                    PPF =           0.00       8,500.00  = purchase payments being
                                                                           surrendered free, step 2
                                    CPP =     100,000.00      91,500.00
 STEP 5.   We calculate the Surrender
           Charges:
            Chargeable Purchase Payments:     100,000.00      91,500.00
             Surrender Charge Percentage:             7%             7%
                        Surrender Charge:       7,000.00       6,405.00
 STEP 6.   We calculate the Net Surrender     120,000.00      80,000.00
           Value:
              Contract Value Surrendered:      (7,000.00)     (6,405.00)
           Contract Charge (assessed upon
                         full surrender):
                                                  (30.00)        (30.00)
             Net Full Surrender Proceeds:     112,970.00      73,565.00




PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a gross partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------


                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
                Contract Value at time of    $120,000.00    $ 80,000.00
                       partial surrender:
                  Contract Value on prior     115,000.00      85,000.00
                             anniversary:
 STEP 1.   We determine the Total Free
           Amount (TFA) available in the
           contract as the greatest of
           the earnings or 10% of the
           prior anniversary value:
                Earnings in the contract:      20,000.00           0.00
           10% of the prior anniversary's
                          contract value:
                                               11,500.00       8,500.00
                                             -----------    -----------
                       Total Free Amount:      20,000.00       8,500.00



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 91

                                              CONTRACT       CONTRACT
                                              WITH GAIN      WITH LOSS
 STEP 2.   We determine the Amount Free
           that is from Purchase
           Payments:
                       Total Free Amount:      20,000.00       8,500.00
                Earnings in the contract:      20,000.00           0.00
                  Purchase Payments being
                         Surrendered Free
                                   (PPF):           0.00       8,500.00
 STEP 3.   We calculate the Premium Ratio
           (PR):
              PR = [WD - TFA] /[CV - TFA]
                                     WD =      50,000.00      50,000.00  = the amount of the surrender
                                    TFA =      20,000.00       8,500.00  = the total free amount, step
                                                                           1
                                     CV =     120,000.00      80,000.00  = the contract value at the
                                                                           time of surrender
                                     PR =            30%            58%  = the premium ratio
 STEP 4.   We calculate the Chargeable
           Purchase Payments being
           Surrendered (CPP):
                    CPP = PR X (PP - PPF)
                                     PR =            30%            58%  = premium ratio, step 3
                                     PP =     100,000.00     100,000.00  = purchase payments not
                                                                           previously surrendered
                                    PPF =           0.00       8,500.00  = purchase payments being
                                                                           surrendered free, step 2
                                    CPP =      30,000.00      53,108.39  = chargeable purchase
                                                                           payments being surrendered
 STEP 5.   We calculate the Surrender
           Charges:
            Chargeable Purchase Payments:      30,000.00      53,108.39
             Surrender Charge Percentage:             7%             7%
                        Surrender Charge:          2,100          3,718
 STEP 6.   We calculate the Net Surrender
           Value:
              Contract Value Surrendered:      50,000.00      50,000.00
                        Surrender Charge:      (2,100.00)     (3,717.59)
                    Net Partial Surrender      47,900.00      46,282.41
                                Proceeds:





--------------------------------------------------------------------------------
 92 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.


WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
        The total purchase payments minus adjustments for partial surrenders:
        Total purchase payments minus adjusted partial surrenders, calculated as:          $20,000
        $1,500 x $20,000
        -------------------  =                                                               1,667
              $18,000
                                                                                           -------
        a death benefit of:                                                                $18,333
                                                                                           -------





EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                          $24,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:
        $1,500 x $24,000
        ----------------  =                                                               1,636
             $22,000
                                                                                        -------
      for a death benefit of:                                                           $22,364
                                                                                        -------






--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 93

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.


WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
THE MAXIMUM 5-YEAR ANNIVERSARY VALUE IMMEDIATELY PRECEDING THE DATE OF DEATH PLUS
ANY PAYMENTS MADE SINCE THAT ANNIVERSARY MINUS ADJUSTED PARTIAL SURRENDERS:
Greatest of your 5-year contract anniversary contract values:                           $30,000
        plus purchase payments made since that anniversary:                                  +0
        adjusted partial surrenders, calculated as:
        $1,500 x $30,000
        ----------------  =                                                               1,800
             $25,000
                                                                                        -------
        for a death benefit of:                                                         $28,200
                                                                                        -------





EXAMPLE -- EEB DEATH BENEFIT


- You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.


- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:


MAV death benefit amount (contract value):                                                    $110,000
plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus
  payments not previously surrendered):                                                         +4,000
                                                                                              --------
  0.40 x ($110,000 - $100,000) =
Total death benefit of:                                                                       $114,000
                                                                                              --------




- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:


MAV death benefit amount (maximum anniversary value):                                         $110,000
plus the EEB (40% of earnings at death):                                                        +4,000
                                                                                              --------
  0.40 x ($110,000 - $100,000) =
Total death benefit of:                                                                       $114,000
                                                                                              --------





- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 -- $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:


MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):


$110,000 - ($50,000 x $110,000)     =
  -----------------------------                                                               $57,619
             $105,000
plus the EEB (40% of earnings at death):
0.40 x ($57,619 - $55,000)          =                                                          +1,048
                                                                                              -------
Total death benefit of:                                                                       $58,667
                                                                                              -------




- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.


--------------------------------------------------------------------------------
 94 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:


MAV death benefit amount (contract value):                                            $200,000
plus the EEB (40% of earnings at death) 0.40 x 2.50 x ($55,000) =                      +55,000
                                                                                      --------
Total death benefit of:                                                               $255,000
                                                                                      --------




- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:


MAV death benefit amount (contract value less purchase payment credits reversed):     $250,000
plus the EEB (40% of earnings at death) 0.40 x 2.50 x ($55,000) =                      +55,000
                                                                                      --------
Total death benefit of:                                                               $305,000
                                                                                      --------




- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:


MAV death benefit amount (contract value):                                            $250,500
plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
0.40 x ($250,500 - $105,000) =                                                         +58,200
                                                                                      --------
Total death benefit of:                                                               $308,700
                                                                                      --------





EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit on equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:


MAV death benefit amount (contract value):                                            $110,000
plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit amount minus purchase payments not previously surrendered):
0.40 x ($110,000 - $100,000) =                                                          +4,000
                                                                                      --------
Total death benefit of:                                                               $114,000
                                                                                      --------




- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:


MAV death benefit amount (maximum anniversary value):                                 $110,000
plus the EEP Part I (40% of earnings at death):
0.40 x ($110,000 - $100,000) =                                                          +4,000
plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
0.10 x $100,000 =                                                                      +10,000
                                                                                      --------

Total death benefit of:                                                               $124,000
                                                                                      --------




- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 95

  Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 -- $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:


  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):


$110,000 -- ($50,000 x $110,000)
            --------------------     =                                                       $57,619
                  $105,000
plus the EEP Part I (40% of earnings at death):
0.40 x ($57,619 - $55,000)           =                                                        +1,048
plus the EEP Part II which in the third contract year equals 10% of exchange purchase
  payments identified at issue and not previously surrendered                                 +5,500
                                                                                             -------
0.10 x $55,000                       =
Total death benefit of:                                                                      $64,167
                                                                                             -------




- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:


MAV death benefit amount (contract value):                                            $200,000
plus the EEP Part I (40% of earnings at death)
..40 x (2.50 x $55,000) =                                                               +55,000
plus the EEP Part II which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 x $55,000 =                                                                       +11,000
                                                                                      --------
Total death benefit of:                                                               $266,000
                                                                                      --------




- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

MAV death benefit amount (contract value less purchase payment credits reversed):     $250,000
plus the EEP Part I (40% of earnings at death)
..40 x (2.50 x $55,000) =                                                               +55,000
plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 x $55,000 =                                                                       +11,000
                                                                                      --------
Total death benefit of:                                                               $316,000
                                                                                      --------



- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:


MAV death benefit amount (contract value):                                            $250,500
plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit minus payments not previously surrendered):
0.40 x ($250,500 - $105,000) =                                                         +58,200
plus the EEP Part II, which after the fourth contract year equals 20% of exchange
  purchase payments identified at issue and not previously surrendered: 0.20 x         +11,000
  $55,000 =
                                                                                      --------
Total death benefit of:                                                               $319,700
                                                                                      --------






--------------------------------------------------------------------------------
 96 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE
"TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT
The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

THE EXAMPLE ASSUMES:
- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.


- You do not exercise the elective step-up option





                                                                                                                   HYPOTHETICAL
                                          PARTIAL SURRENDER     MCAV ADJUSTMENT                  ACCUMULATION        ASSUMED
END OF                                      (BEGINNING OF         FOR PARTIAL                      BENEFIT           CONTRACT
CONTRACT YEAR                                   YEAR)              SURRENDER          MCAV          AMOUNT            VALUE

1                                                   0                    0          100,000              0           112,000

2                                                   0                    0          102,400              0           128,000

3                                                   0                    0          108,000              0           135,000

4                                                   0                    0          108,000              0           125,000

5                                                   0                    0          108,000              0           110,000

6                                               2,000                1,964          106,036              0           122,000

7                                                   0                    0          112,000              0           140,000

8                                                   0                    0          112,000              0           121,000

9                                               5,000                4,628          107,372              0            98,000

10                                                  0                    0          107,372         22,372            85,000





--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 97

EXAMPLE -- SECURESOURCE FLEX RIDERS



EXAMPLE #1: LIFETIME BENEFIT NOT ESTABLISHED AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:


- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.



- You are the sole owner. You are age 61. For the joint benefit, you and your spouse are age 63.



- Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in BOLD.



- You elect the Moderate PN program model portfolio or investment option at issue.




                                  HYPOTHETICAL
CONTRACT                             ASSUMED                                  BASIC BENEFIT                LIFETIME BENEFIT
DURATION   PURCHASE    PARTIAL      CONTRACT                      -------------------------------------   -----------------
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        WAB      BDP      GBA        RBA       GBP      RBP      ALP       RALP

At Issue   $100,000         NA      $100,000    $100,000    0.0%  $100,000   $100,000   $6,000   $    0       NA        NA

1                 0          0        98,000     100,000    2.0%   100,000    100,000    6,000        0       NA        NA

2                 0          0       105,000     105,000    0.0%   105,000    105,000    6,300        0       NA        NA

3                 0          0       125,000     125,000    0.0%   125,000    125,000    7,500    7,500       NA        NA

3.5               0      6,000       111,000     118,590    6.4%   125,000    119,000    7,500    1,500       NA        NA

4                 0          0       104,000     118,590   12.3%   125,000    119,000    7,500    7,500    7,140(1)  7,140(1)

5                 0          0        90,000     118,590   24.1%   125,000    119,000    6,250(2) 6,250(2) 5,950(2)  5,950(2)

6                 0          0        95,000     118,590   19.9%   125,000    119,000    7,500    7,500    7,140     7,140

6.5               0      7,500        87,500      87,500(3) 0.0%   125,000    111,500    7,500        0    5,250(3)      0

7                 0          0        90,000      90,000    0.0%   125,000    111,500    7,500    7,500    5,400     5,400

7.5               0     10,000        70,000      70,000(4) 0.0%    70,000(4)  70,000(4) 4,200(4)     0    4,200(4)      0

8                 0          0        75,000      75,000    0.0%    75,000     75,000    4,500    4,500    4,500     4,500




(1) The ALP and RALP are established on the contract anniversary following the date the covered person reaches age 65 (Joint benefit: younger covered spouse reaches age 67) as the RBA times the ALP percentage.


(2) The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.


(3) The $7,500 withdrawal is greater than the $7,140 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or the ALP Percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP Percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.


(4) The $10,000 withdrawal is greater than both the $7,500 RBP allowed under the basic benefit and the $5,400 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.



--------------------------------------------------------------------------------
 98 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: LIFETIME BENEFIT ESTABLISHED AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:


- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.



- You are the sole owner. You (and your spouse for the joint benefit) are age
  67.



- Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in BOLD.



- You elect the Moderate PN program model portfolio or investment option at issue. On the 7th contract anniversary, you elect to change to the Moderately Aggressive PN program model portfolio or investment option. The target PN program model portfolio or investment option under the contract is the Moderate PN program model portfolio or investment option.




                                  HYPOTHETICAL
CONTRACT                             ASSUMED                                  BASIC BENEFIT                LIFETIME BENEFIT
DURATION   PURCHASE    PARTIAL      CONTRACT                      -------------------------------------   -----------------
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        WAB      BDP      GBA        RBA       GBP      RBP      ALP       RALP

At Issue   $100,000         NA      $100,000    $100,000    0.0%  $100,000   $100,000   $6,000   $    0    $6,000    $    0

1                 0          0       105,000     105,000    0.0%   105,000    105,000    6,300        0     6,300         0

2                 0          0       110,000     110,000    0.0%   110,000    110,000    6,600        0     6,600         0

3                 0          0       105,000     110,000    4.5%   110,000    110,000    6,600    6,600(1)  6,600     6,600(1)

3.5               0      6,000        99,000     103,714    4.5%   110,000    104,000    6,600      600     6.600       600

4                 0          0        95,000     103,714    8.4%   110,000    104,000    6,600    6,600     6,600     6,600

5                 0          0        75,000     103,714   27.7%    90,000    104,000    5,500(2) 5,500(2)  5,500(2)  5,500(2)

5.5               0     10,000        70,000      70,000(3) 0.0%    70,000     70,000    3,500(3) 3,500(3)  3,500(3)  3,500(3)

6                 0          0        75,000      75,000    0.0%    75,000     75,000    4,500    4,500     4,500     4,500

7                 0          0        70,000      70,000(4) 0.0%    70,000(4)  70,000(4) 4,200(4) 4,200(4)  4,200(4)  4,200(4)




(1) At the end of the 3-Year waiting period, the RBP and RALP are set equal to the GBP and ALP, respectively.


(2) The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.


(3) The $10,000 withdrawal is greater than both the $5,500 RBP and RALP allowed under the basic benefit and lifetime benefit, therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is greater than or equal to 20%, so the ALP percentage and GBP percentage are set at 5% for the remainder of the contract year.


(4) Allocation to the Moderately Aggressive PN program model portfolio or investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program model portfolio or investment option if you are invested more aggressively than the Moderate PN program model portfolio or investment option. The WAB is reset to the ALP after the reset divided by the current ALP percentage.



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 99

EXAMPLE -- SECURESOURCE RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.


- You are the sole owner and also the annuitant. You are age 60.



- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.



- You elect the Moderate PN program model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio or investment option. The target model portfolio under the contract is the Moderate model portfolio or investment option.



                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

5                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

5.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

6                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

6.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

7                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

7.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program model portfolio or investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.



(1) Allocation to the Moderately Aggressive model portfolio or investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio or investment option.


(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65 as 6% of the RBA.

(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 100 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.


- You are the sole owner and also the annuitant. You are age 65.



- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.



- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new covered person.



                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program model portfolio or investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.



(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.


(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 101

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.


- You are age 59 and your spouse is age 60.



- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.



- You elect the Moderate PN program model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio or investment option . The target model portfolio under the contract is the Moderate model portfolio.


- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

6                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

6.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

7                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

7.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

8                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

9                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300

9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,300       3,300

10                  0             0           52,000         55,000       55,000      3,850      3,850       3,300       3,300



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program model portfolio or investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse's death or the RBA is reduced to zero.



(1) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 65 as 6% of the RBA.


(2) Allocation to the Moderately Aggressive model portfolio or investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio or investment option if you are invested more aggressively than the Moderate model portfolio or investment option.

(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 102 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract


- You are age 71 and your spouse is age 70.



- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       7,500       7,500

7                   0             0          105,000        125,000      125,000      8,750      8,750       7,500       7,500



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program model portfolio or investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse's death or the RBA is reduced to zero



(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.


(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 103

APPENDIX F: ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource rider or GWB for Life rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.


For SecureSource Flex riders, owners subject to annual RMD rules under the
Section 401(a)(9) of the Code, withdrawing from this contract during the waiting period to satisfy these rules will set your benefits to zero. Amounts you withdraw from this contract (for SecureSource Flex riders, amounts you withdraw from this contract after the waiting period) to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:



(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year (1)



    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year. (1)



    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year. These withdrawals will not be considered excess withdrawals as long as they do not exceed combined RBP and BABA values.


    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.


    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the SecureSource rider or GWB for Life rider.



(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year(1),



    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current contract year(1).



    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year. These withdrawals will not be considered excess withdrawals as long as they do not exceed combined RALP and LABA values.


    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource or GWB for Life rider.

(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.


(1) For SecureSource Flex riders, adjusted for any subsequent changes between 5% and 6% as described under "GBP Percentage and ALP Percentage."


The ALERMDA is:


(1) determined by us each calendar year (for SecureSource Flex riders, starting with the one in which the waiting period ends);



(2) based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;



(3) based solely on the value of the contract to which the SecureSource rider is attached as of the date we make the determination;



(4) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code (applicable only to SecureSource riders); and



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(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:


      1. IRAs under Section 408(b) of the Code;

      2. Roth IRAs under Section 408A of the Code;

      3. SIMPLE IRAs under Section 408(p) of the Code;

      4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

      5. Custodial and investment only plans under Section 401(a) of the Code;

      6. TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource rider or GWB for Life rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.


In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.


Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource rider.


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APPENDIX G: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER
THE GWB FOR LIFE RIDER IS NO LONGER AVAILABLE FOR SALE.


The GWB for Life rider is an optional benefit that you may select for an additional annual charge if:


- the rider is available in your state; and

- you are age 80 or younger on the contract issue date; or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date.



The GWB for Life rider is not available under an inherited qualified annuity.

You must have elected the GWB for Life rider when you purchased your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans.

The GWB for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

The GWB for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the GWB for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit)is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65 or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided the annuity payouts have not begun, the GWB for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


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- During the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").


The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio or investment option, the rider charge may increase (see "Charges").


If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the GWB for Life rider is appropriate for you because:


- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:


  (a) Once the contract value is less than $600*, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Less than $600" heading below). However, if the contract value is $600 or greater, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime benefit may be reduced. When one of the contract owners dies the benefit terminates even though other contract owners are still living (except, if the contract is continued under the spousal continuation provision of the contract).

* Under our current administrative practice, we allow the minimum contract value to be $0. Therefore, these limitations will only apply when the contract value is reduced to zero.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life rider will terminate.


- USE OF THE PORTFOLIO NAVIGATOR PROGRAM IS REQUIRED: You must be invested in one of the model portfolios or investment options of the PN program. This requirement limits your choice of investments. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio or investment option you have chosen.


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  This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program".) Subject to state restrictions, we reserve the right to limit the number of model portfolios or investment options from which you can select based on the dollar amount of purchase payments you make.


- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current limitation, see "Buying Your Contract -- Purchase Payments".

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life rider, you may not elect the Accumulation Benefit rider.

- NON-CANCELABLE: Once elected, the GWB for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

- You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:


- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes -- Nonqualified Annuities".) Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.


- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions.") If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- See Appendix F for additional information.


- TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take a surrender is restricted (see "TSA -- Special Provisions").


KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.


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- When you make a partial withdrawal during the waiting period and after a step-
  up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:

  (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

  (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).

- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase

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payment has its own GBP, which is equal to the lesser of that payment's RBA or
7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.


- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to that purchase payment amount plus any purchase payment credit, multiplied by 7%.


- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to the sum of that purchase payment and any purchase payment credit, multiplied by 7%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- See "Spousal Option to Continue the Contract" heading below.

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.


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ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.


ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

The ALP is determined at the following times:

- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by the amount of the purchase payment plus any purchase payment credit, multiplied by 6%.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:


- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:


  (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to the sum of purchase payments and purchase payment credits, multiplied by 6%.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make additional purchase payments -- each additional purchase payment increases the RALP by the sum of the purchase payment and any purchase payment credit, multiplied by 6%.

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the

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  contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone; and

- The RMD amount is based on the requirements of the Code section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.


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  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the GWB for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.


- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.


- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's financial advisor must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO LESS THAN $600*: If the contract value reduces to less than $600 and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to less than $600 for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:

  (a) receive the remaining schedule of GBPs until the RBA equals zero; or

  (b) wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.


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2) The ALP has been established and the contract value reduces to less than $600 as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

  (a) the remaining schedule of GBPs until the RBA equals zero; or

  (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.

Under any of these scenarios:


- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.



- We will no longer accept additional purchase payments;



- You will no longer be charged for the rider;



- Any attached death benefit riders will terminate; and



- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.


The GWB for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

* Under the current administrative practice, we allow the minimum contract value to be $0. Therefore, these scenarios will only apply when the contract value is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.


- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.


- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the

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  RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.


- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.


- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The GWB for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

EXAMPLE -- GWB FOR LIFE RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the RAVA 4 Select contract with a payment of $100,000.


- You are the sole owner and also the annuitant. You are age 60.


- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


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
                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A

1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A

1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A

2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A

5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)

5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0

6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160

6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0

7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200

7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.


(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.

(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the RAVA 4 Select contract with a payment of $100,000.


- You are the sole owner and also the annuitant. You are age 65.


- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.



                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.


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(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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APPENDIX H: SECURESOURCE RIDERS DISCLOSURE





SECURESOURCE RIDERS


THE SECURESOURCE RIDERS ARE NOT AVAILABLE FOR RAVA4 ACCESS.



There are two optional SecureSource riders available under your contract:



- SecureSource - Single Life; or



- SecureSource - Joint Life.



The information in this section applies to both SecureSource riders, unless otherwise noted.



The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later.



The SecureSource rider is an optional benefit that you may select for an additional annual charge if:



- SINGLE LIFE: you are 80 or younger on the contract issue date, or , if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date; or



- JOINT LIFE: you and your spouse are 80 or younger on the contract issue date.



The SecureSource rider is not available under an inherited qualified annuity.



You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.



The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:



- SINGLE LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.



- JOINT LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) -- even if the contract value is zero.



Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Making the Most of Your Contract -- Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.



For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.



The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.



Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:



(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year until the lifetime withdrawal benefit becomes effective and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
(GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.



(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:



- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);



- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).



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Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime
Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.



Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:



- SINGLE LIFE: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);



- JOINT LIFE: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payment (ALP)" headings below).



Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:



- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;



- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.



If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the allowed annual withdrawal amount under the rider:



- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;



- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.



If you withdraw more than the allowed annual withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).



Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.



If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").



The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").



If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.



You should consider whether a SecureSource rider is appropriate for you because:



- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:



  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime


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      withdrawal benefit may be reduced when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract).



      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).



  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.



  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on



      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or



      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).



  Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.



  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.



- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program model portfolios or investment options of the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract
   -- Portfolio Navigator Program.") You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio or investment option you have chosen. You may make two elective model portfolio or investment option changes per contract year; we reserve the right to limit elective model portfolio or investment option changes if required to comply with the written instructions of a fund (see "Market Timing").



  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio or investment option to any available investment option.



  Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current model portfolio or investment option is more aggressive than the target model portfolio or investment option. If you are in the static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.



After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio or investment option to the target investment option or any model portfolio or investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:



(a) the total GBA will be reset to the lesser of its current value or the contract value; and



(b) the total RBA will be reset to the lesser of its current value or the contract value; and



(c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and



(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and



(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not less than zero; and



(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not less than zero.



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You may request to change your investment option (or change from a model portfolio to an investment option) by written request on an authorized form or by another method agreed to by us.



- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Benefit rider.



- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).



- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.



If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current limitations, see "Buying Your Contract -- Purchase Payments."



- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to surrender from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.



You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:



- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, a SecureSource rider may be of limited value to you.



KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:


WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.



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WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.



GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.



THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:


- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit.



- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment, plus any purchase payment credit.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.



- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.



- When you make a withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.



  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



GBA EXCESS WITHDRAWAL PROCESSING


The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:



  (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and



  (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.



REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.



THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:


- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.



- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment, plus any purchase payment credit).



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.



- When you make a withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.



  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



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RBA EXCESS WITHDRAWAL PROCESSING


The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.



If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:



  1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and



  2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.



GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.



During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.



THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:


- At contract issue -- the GBP is established as 7% of the GBA value.



- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.



- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment amount, plus any purchase payment credit multiplied by 7%.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.



- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment's GBP will be reset to 7% of the sum of purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.



- When you make a withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the GBP remains unchanged.



  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.



THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:


- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.



- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.



- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).



- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.



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- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.



SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If the owner is a nonnatural person, e.g., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.



JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a revocable trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.



ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):


- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.



- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.



ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:



- SINGLE LIFE: death; or



- JOINT LIFE: death of the last surviving covered spouse; or



- the RBA is reduced to zero.



The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.



During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.



THE ALP IS DETERMINED AT THE FOLLOWING TIMES:


- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.



- JOINT LIFE: The ALP is established as 6% of the total RBA on the earliest of the following dates:



  (a) the rider effective date if the younger covered spouse has already reached age 65.



  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.



  (c) upon the first death of a covered spouse, then



      (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or



      (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or



      (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.



  (d) Following dissolution of marriage of the covered spouses,



      (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or



      (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.



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




- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the sum of the purchase payment plus any purchase payment credits.



- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).



- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credit, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.



- When you make a withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the RALP -- the ALP remains unchanged.



  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



ALP EXCESS WITHDRAWAL PROCESSING


The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.



- THE RALP IS DETERMINED AT THE FOLLOWING TIMES:



- The RALP is established at the same time as the ALP, and:



  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to the purchase payments, plus purchase payment credit, multiplied by 6%.



  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.



- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credit, multiplied by 6%.



- At the beginning of any other contract year -- the RALP is set equal to ALP.



- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the sum of the purchase payment amount plus any purchase payment credit.



- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.



REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:



- The RMD is for your contract alone;



- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and



- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations there under that were in effect on the effective date of the rider.



RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.



Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.



STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



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




ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.



The annual step up may be available as described below, subject to the following rules:



- The annual step up is effective on the step up date.



- Only one step up is allowed each contract year.



- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.



- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.



- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.



- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.



- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.



The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:



- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.



- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.



- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.



- The total RBP will be reset as follows:



  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.



  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.



- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.



- The RALP will be reset as follows:



  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.



  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.



SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:


SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to a spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:



- The GBA, RBA and GBP values remain unchanged.



- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.



- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches


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





  age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.



- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.



- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.



- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.



Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.



JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.



SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.



RULES FOR SURRENDER PROVISION OF YOUR CONTRACT: Minimum contract values following surrender no longer apply to your contract. For surrenders, the surrender will be made from the variable subaccounts, and the Regular Fixed Account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the surrender is to be made.



IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:



1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:



    (a) receive the remaining schedule of GBPs until the RBA equals zero; or



    (b) SINGLE LIFE: wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or



    (c) JOINT LIFE: wait until the rider anniversary on/following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.



We will notify you of this option. If no election is made, the ALP will be paid.



2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:



    (a) the remaining schedule of GBPs until the RBA equals zero; or



    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or



    (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.



We will notify you of this option. If no election is made, the ALP will be paid.



3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.



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




4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:



- SINGLE LIFE: covered person;



- JOINT LIFE: last surviving covered spouse.



Under any of these scenarios:



- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;



- We will no longer accept additional purchase payments;



- You will no longer be charged for the rider;



- Any attached death benefit riders will terminate; and



- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.



- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.



The SecureSource rider and the contract will terminate under either of the following two scenarios:



- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full surrender of the contract value.



- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.



AT DEATH:


SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.



If the contract value equals zero and the death benefit becomes payable, the following will occur:



- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.



- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.



- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.



JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.



If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.



If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.



If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:



- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.



- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.



- If the RBA equals zero, the benefit terminates. No further payments will be made.



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CONTRACT OWNERSHIP CHANGE:


SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.



- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.



- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.



- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.



- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.



Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.



JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.



REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource riders.



Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").



This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.



This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.



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




RIDER TERMINATION


The SecureSource rider cannot be terminated either by you or us except as follows:



1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:



   (a) any one other than your spouse continues the contract, or



   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.



2. JOINT LIFE: After the death benefit is payable the rider will terminate if:



   (a) any one other than a covered spouse continues the contract, or



   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.



3. Annuity payouts under an annuity payout plan will terminate the rider.



4. Termination of the contract for any reason will terminate the rider.



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




APPENDIX I: CONDENSED FINANCIAL INFORMATION (UNAUDITED)



The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2009.



VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                    2009      2008      2007      2006
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (06/26/2006)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         $0.71     $1.37     $1.15     $1.00
Accumulation unit value at end of period                               $1.09     $0.71     $1.37     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,313     1,964     1,519     6,467
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.22     $1.17     $1.00
Accumulation unit value at end of period                               $0.86     $0.72     $1.22     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             6,136     5,992     7,074     1,936
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                         $0.60     $1.30     $1.24     $1.00
Accumulation unit value at end of period                               $0.80     $0.60     $1.30     $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                           130,094   295,091   140,364    33,087
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.23     $1.10     $1.00
Accumulation unit value at end of period                               $1.00     $0.74     $1.23     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,603     1,325     1,295       346
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                         $0.84     $1.12     $1.16     $1.00
Accumulation unit value at end of period                               $1.08     $0.84     $1.12     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                            71,544    74,527    79,523       987
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.25     $1.04     $1.00
Accumulation unit value at end of period                               $0.96     $0.72     $1.25     $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,365     3,395     2,725    36,949
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                         $0.79     $1.09     $1.16     $1.00
Accumulation unit value at end of period                               $0.94     $0.79     $1.09     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                            12,296    10,333    11,609     3,143
----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                         $0.82     $1.09     $1.08     $1.00
Accumulation unit value at end of period                               $1.16     $0.82     $1.09     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                            10,915     8,519     8,110     2,469
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.28     $1.09     $1.00
Accumulation unit value at end of period                               $0.96     $0.77     $1.28     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                           626,487   391,002   205,091    48,403
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.43     $1.20     $1.00
Accumulation unit value at end of period                               $1.00     $0.73     $1.43     $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                            10,385    10,806     7,134    23,001
----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                         $0.78     $1.18     $1.02     $1.00
Accumulation unit value at end of period                               $0.92     $0.78     $1.18     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             8,768     6,606     4,051    23,928
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.78     $1.37     $1.18     $1.00
Accumulation unit value at end of period                               $0.97     $0.78     $1.37     $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,106     3,075     2,094       733
----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                         $0.75     $1.03     $1.03     $1.00
Accumulation unit value at end of period                               $1.07     $0.75     $1.03     $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           261,015   165,981   112,633    46,638
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 131

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007      2006
----------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.80     $1.20     $1.12     $1.00
Accumulation unit value at end of period                               $1.07     $0.80     $1.20     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,772     1,827     1,105       403
----------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.34     $1.17     $1.00
Accumulation unit value at end of period                               $0.89     $0.77     $1.34     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                           298,706     4,123     4,214     1,467
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.28     $1.10     $1.00
Accumulation unit value at end of period                               $0.97     $0.73     $1.28     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                           180,001   379,751   246,455    94,738
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.75     $1.25     $1.09     $1.00
Accumulation unit value at end of period                               $1.04     $0.75     $1.25     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                           199,837   248,092   127,339    36,125
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.75     $1.35     $1.16     $1.00
Accumulation unit value at end of period                               $0.94     $0.75     $1.35     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                            10,921    10,113     8,721     2,653
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.55     $0.95     $1.22     $1.00
Accumulation unit value at end of period                               $0.64     $0.55     $0.95     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                            13,465    13,508    15,015     6,443
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.70     $1.06     $1.09     $1.00
Accumulation unit value at end of period                               $0.90     $0.70     $1.06     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                            13,709    12,625    11,602     4,228
----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.17     $1.14     $1.00
Accumulation unit value at end of period                               $0.91     $0.73     $1.17     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                            17,365    17,652    20,093     5,798
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.10     $1.13     $1.00
Accumulation unit value at end of period                               $0.83     $0.69     $1.10     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             7,238     7,321     9,453     4,040
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.69     $1.20     $1.09     $1.00
Accumulation unit value at end of period                               $0.82     $0.69     $1.20     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,103     2,879     2,330     1,060
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.63     $1.21     $1.10     $1.00
Accumulation unit value at end of period                               $0.89     $0.63     $1.21     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,424     2,546     2,798       719
----------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.36     $0.90     $1.17     $1.00
Accumulation unit value at end of period                               $0.46     $0.36     $0.90     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,983     3,711     1,648       695
----------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.85     $1.20     $1.09     $1.00
Accumulation unit value at end of period                               $1.07     $0.85     $1.20     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,258     3,220     2,213    16,983
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.83     $1.40     $1.24     $1.00
Accumulation unit value at end of period                               $1.11     $0.83     $1.40     $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                           238,183   191,749    79,002       607
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 132 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007      2006
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                         $0.63     $1.06     $1.00        --
Accumulation unit value at end of period                               $0.85     $0.63     $1.06        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           639,872   430,107   255,815        --
----------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                         $0.60     $1.02     $1.00        --
Accumulation unit value at end of period                               $0.85     $0.60     $1.02        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,226     1,683       864        --
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $0.76     $1.21     $1.10     $1.00
Accumulation unit value at end of period                               $1.04     $0.76     $1.21     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,648     1,141       650       320
----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $0.97     $1.57     $1.24     $1.00
Accumulation unit value at end of period                               $1.28     $0.97     $1.57     $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                            17,912    18,559    16,501     4,446
----------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                         $0.64     $1.20     $1.17     $1.00
Accumulation unit value at end of period                               $0.85     $0.64     $1.20     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                           137,644   119,726    86,117    26,194
----------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.21     $1.14     $1.00
Accumulation unit value at end of period                               $0.95     $0.73     $1.21     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,127       833       629       164
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.23     $1.17     $1.00
Accumulation unit value at end of period                               $1.00     $0.73     $1.23     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             7,911     7,145     6,835     2,542
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (06/26/2006)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         $1.00     $1.17     $1.08     $1.00
Accumulation unit value at end of period                               $1.17     $1.00     $1.17     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           577,448   420,661   316,103    64,310
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.66     $1.08     $1.10     $1.00
Accumulation unit value at end of period                               $0.90     $0.66     $1.08     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             8,026     7,814     7,765     3,088
----------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                         $0.65     $1.12     $1.07     $1.00
Accumulation unit value at end of period                               $0.85     $0.65     $1.12     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,171     1,604     1,833       138
----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $0.96     $1.15     $1.07     $1.00
Accumulation unit value at end of period                               $1.15     $0.96     $1.15     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           351,435   346,275   235,995    82,883
----------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.71     $1.00        --        --
Accumulation unit value at end of period                               $0.87     $0.71        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,743       877        --        --
----------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.84     $1.00        --        --
Accumulation unit value at end of period                               $0.97     $0.84        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,302     1,569        --        --
----------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                         $0.76     $1.00        --        --
Accumulation unit value at end of period                               $0.91     $0.76        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             6,970     2,114        --        --
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 133

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007      2006
----------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.73     $1.00        --        --
Accumulation unit value at end of period                               $0.89     $0.73        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,707     1,980        --        --
----------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.79     $1.00        --        --
Accumulation unit value at end of period                               $0.94     $0.79        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,756     1,295        --        --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.79     $1.14     $1.13     $1.00
Accumulation unit value at end of period                               $0.97     $0.79     $1.14     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             9,918     2,682     3,274       829
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (06/26/2006)
Accumulation unit value at beginning of period                         $1.07     $1.06     $1.02     $1.00
Accumulation unit value at end of period                               $1.07     $1.07     $1.06     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                            56,313    97,399    60,832    34,337
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at
  Dec. 31, 2009 were (0.87%) and (0.86%), respectively.
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.02     $1.10     $1.05     $1.00
Accumulation unit value at end of period                               $1.16     $1.02     $1.10     $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           972,289   788,507   586,913   145,290
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.71     $1.21     $1.13     $1.00
Accumulation unit value at end of period                               $0.90     $0.71     $1.21     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                           784,644   581,359   300,203    93,936
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.68     $1.18     $1.15     $1.00
Accumulation unit value at end of period                               $0.83     $0.68     $1.18     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,264     1,237     1,353       461
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.11     $1.12     $1.05     $1.00
Accumulation unit value at end of period                               $1.23     $1.11     $1.12     $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           313,653   259,518   199,962    41,689
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.10     $1.11     $1.03     $1.00
Accumulation unit value at end of period                               $1.16     $1.10     $1.11     $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           489,118   159,105   125,450    53,228
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.81     $1.09     $1.08     $1.00
Accumulation unit value at end of period                               $1.23     $0.81     $1.09     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                            18,658    13,874    16,917     6,215
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.88     $1.09     $1.07     $1.00
Accumulation unit value at end of period                               $1.24     $0.88     $1.09     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           425,767   209,056   151,929    49,975
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.65     $1.19     $1.05     $1.00
Accumulation unit value at end of period                               $1.05     $0.65     $1.19     $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,392     1,407     1,461       338
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.65     $1.20     $1.09     $1.00
Accumulation unit value at end of period                               $0.91     $0.65     $1.20     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                            66,735    94,511    58,370    50,393
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.19     $1.14     $1.00
Accumulation unit value at end of period                               $0.93     $0.74     $1.19     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,694     4,520     3,380     1,079
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 134 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007      2006
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.04     $1.08     $1.03     $1.00
Accumulation unit value at end of period                               $1.09     $1.04     $1.08     $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            19,314    18,319     9,945     2,091
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.64     $1.16     $1.14     $1.00
Accumulation unit value at end of period                               $0.87     $0.64     $1.16     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,123     3,524     4,502     1,470
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.15     $1.16     $1.00
Accumulation unit value at end of period                               $0.86     $0.69     $1.15     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                               915       794       881       285
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.63     $1.04     $1.10     $1.00
Accumulation unit value at end of period                               $0.88     $0.63     $1.04     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,459     1,213     1,104       397
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.84     $1.84     $1.34     $1.00
Accumulation unit value at end of period                               $1.46     $0.84     $1.84     $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                            96,670   170,447    72,075    18,150
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.78     $1.32     $1.18     $1.00
Accumulation unit value at end of period                               $0.98     $0.78     $1.32     $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,460     3,440     3,482     1,285
----------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                         $0.70     $1.15     $1.12     $1.00
Accumulation unit value at end of period                               $0.91     $0.70     $1.15     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                           634,379   315,690   173,483    64,829
----------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                         $0.73     $1.16     $1.10     $1.00
Accumulation unit value at end of period                               $0.99     $0.73     $1.16     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               738       671       780       107
----------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                         $0.72     $1.06     $1.12     $1.00
Accumulation unit value at end of period                               $0.97     $0.72     $1.06     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                           373,857   309,935   185,435    24,338
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.70     $1.10     $1.13     $1.00
Accumulation unit value at end of period                               $0.89     $0.70     $1.10     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                           201,934   251,843   151,420    67,895
----------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.64     $1.17     $1.29     $1.00
Accumulation unit value at end of period                               $0.90     $0.64     $1.17     $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                            96,054   117,566    42,226    21,964
----------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.31     $1.08     $1.00
Accumulation unit value at end of period                               $1.08     $0.69     $1.31     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,604     4,975     4,591    17,766
----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.43     $1.24     $1.00
Accumulation unit value at end of period                               $1.15     $0.77     $1.43     $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                           187,502   120,530    56,104    23,903
----------------------------------------------------------------------------------------------------------
WANGER USA (06/26/2006)
Accumulation unit value at beginning of period                         $0.68     $1.13     $1.08     $1.00
Accumulation unit value at end of period                               $0.95     $0.68     $1.13     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           153,936   123,418    77,217     9,756
----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 135

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007      2006
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                         $0.70     $1.18     $1.12     $1.00
Accumulation unit value at end of period                               $1.03     $0.70     $1.18     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,178     1,767     2,129       556
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                         $0.75     $1.29     $1.15     $1.00
Accumulation unit value at end of period                               $1.14     $0.75     $1.29     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                             7,416     5,757     5,179     1,212
----------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (06/26/2006)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         $0.71     $1.37     $1.15    $1.00
Accumulation unit value at end of period                               $1.08     $0.71     $1.37    $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,422       868       826    2,366
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                         $0.71     $1.22     $1.17    $1.00
Accumulation unit value at end of period                               $0.85     $0.71     $1.22    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,606     3,339     3,809      815
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                         $0.60     $1.30     $1.24    $1.00
Accumulation unit value at end of period                               $0.80     $0.60     $1.30    $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                            55,082   134,103    71,496   17,586
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.23     $1.09    $1.00
Accumulation unit value at end of period                               $0.99     $0.73     $1.23    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,097       905       839      170
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                         $0.83     $1.12     $1.16    $1.00
Accumulation unit value at end of period                               $1.07     $0.83     $1.12    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                            25,534    34,239    39,420    1,124
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.24     $1.04    $1.00
Accumulation unit value at end of period                               $0.96     $0.72     $1.24    $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,872     2,187     1,670   16,170
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                         $0.79     $1.09     $1.16    $1.00
Accumulation unit value at end of period                               $0.93     $0.79     $1.09    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                             9,000     8,788     9,147    3,228
---------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                         $0.81     $1.09     $1.08    $1.00
Accumulation unit value at end of period                               $1.16     $0.81     $1.09    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             6,860     5,532     5,720    2,032
---------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                         $0.76     $1.27     $1.09    $1.00
Accumulation unit value at end of period                               $0.95     $0.76     $1.27    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                           250,317   170,602    98,884   25,237
---------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.42     $1.20    $1.00
Accumulation unit value at end of period                               $0.99     $0.73     $1.42    $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                             6,844     7,828     5,334   11,268
---------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.18     $1.02    $1.00
Accumulation unit value at end of period                               $0.91     $0.77     $1.18    $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             6,272     4,552     2,404   11,513
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.78     $1.37     $1.18    $1.00
Accumulation unit value at end of period                               $0.96     $0.78     $1.37    $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,869     2,216     1,461      334
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 136 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.03     $1.03    $1.00
Accumulation unit value at end of period                               $1.06     $0.74     $1.03    $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           118,218    85,447    67,726   27,120
---------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.79     $1.20     $1.12    $1.00
Accumulation unit value at end of period                               $1.07     $0.79     $1.20    $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,082     1,757     1,013      252
---------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.33     $1.17    $1.00
Accumulation unit value at end of period                               $0.88     $0.77     $1.33    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                           122,714     2,444     2,285      776
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.27     $1.10    $1.00
Accumulation unit value at end of period                               $0.97     $0.72     $1.27    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                            80,198   170,866   120,474   48,092
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.24     $1.09    $1.00
Accumulation unit value at end of period                               $1.03     $0.74     $1.24    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                            79,888   111,747    60,463   18,038
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.75     $1.34     $1.16    $1.00
Accumulation unit value at end of period                               $0.93     $0.75     $1.34    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,548     5,707     4,948    1,434
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.54     $0.95     $1.21    $1.00
Accumulation unit value at end of period                               $0.64     $0.54     $0.95    $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,633     6,070     7,265    3,157
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.70     $1.05     $1.09    $1.00
Accumulation unit value at end of period                               $0.89     $0.70     $1.05    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             6,619     6,684     6,312    2,407
---------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.17     $1.14    $1.00
Accumulation unit value at end of period                               $0.91     $0.73     $1.17    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                            12,441    13,358    15,116    4,294
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.68     $1.10     $1.13    $1.00
Accumulation unit value at end of period                               $0.82     $0.68     $1.10    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,784     3,714     4,307    1,797
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.68     $1.20     $1.09    $1.00
Accumulation unit value at end of period                               $0.81     $0.68     $1.20    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,761     1,891     1,961    1,047
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.63     $1.21     $1.10    $1.00
Accumulation unit value at end of period                               $0.89     $0.63     $1.21    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,623     1,750     2,258      575
---------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.36     $0.90     $1.17    $1.00
Accumulation unit value at end of period                               $0.45     $0.36     $0.90    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,518     2,599       982      377
---------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.84     $1.20     $1.08    $1.00
Accumulation unit value at end of period                               $1.06     $0.84     $1.20    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,339     1,902     1,489    7,279
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 137

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.82     $1.40     $1.24    $1.00
Accumulation unit value at end of period                               $1.10     $0.82     $1.40    $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                            94,818    82,817    36,588      566
---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                         $0.63     $1.06     $1.00       --
Accumulation unit value at end of period                               $0.85     $0.63     $1.06       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           250,167   182,177   115,892       --
---------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                         $0.60     $1.02     $1.00       --
Accumulation unit value at end of period                               $0.84     $0.60     $1.02       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,238       929       534       --
---------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $0.75     $1.21     $1.10    $1.00
Accumulation unit value at end of period                               $1.04     $0.75     $1.21    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,651       807       641      321
---------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $0.96     $1.57     $1.24    $1.00
Accumulation unit value at end of period                               $1.27     $0.96     $1.57    $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                            10,420    10,996    10,760    2,967
---------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                         $0.64     $1.20     $1.17    $1.00
Accumulation unit value at end of period                               $0.85     $0.64     $1.20    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                            52,314    49,940    38,901   12,041
---------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.21     $1.14    $1.00
Accumulation unit value at end of period                               $0.94     $0.72     $1.21    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                               607       615       433      124
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.22     $1.17    $1.00
Accumulation unit value at end of period                               $1.00     $0.72     $1.22    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,430     5,426     5,428    2,158
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (06/26/2006)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         $0.99     $1.17     $1.08    $1.00
Accumulation unit value at end of period                               $1.16     $0.99     $1.17    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           270,231   222,194   182,029   37,454
---------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.66     $1.07     $1.10    $1.00
Accumulation unit value at end of period                               $0.89     $0.66     $1.07    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,411     5,373     5,501    2,177
---------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                         $0.65     $1.12     $1.07    $1.00
Accumulation unit value at end of period                               $0.85     $0.65     $1.12    $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,308     1,236     1,705      113
---------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $0.95     $1.14     $1.07    $1.00
Accumulation unit value at end of period                               $1.14     $0.95     $1.14    $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           143,534   158,174   117,365   42,994
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.71     $1.00        --       --
Accumulation unit value at end of period                               $0.87     $0.71        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               904       494        --       --
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.84     $1.00        --       --
Accumulation unit value at end of period                               $0.97     $0.84        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,575       776        --       --
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 138 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                         $0.76     $1.00        --       --
Accumulation unit value at end of period                               $0.91     $0.76        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,378     1,254        --       --
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.73     $1.00        --       --
Accumulation unit value at end of period                               $0.89     $0.73        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,983       764        --       --
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.79     $1.00        --       --
Accumulation unit value at end of period                               $0.93     $0.79        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,673       660        --       --
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.79     $1.13     $1.13    $1.00
Accumulation unit value at end of period                               $0.97     $0.79     $1.13    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             7,468     2,260     3,045      692
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (06/26/2006)
Accumulation unit value at beginning of period                         $1.07     $1.06     $1.02    $1.00
Accumulation unit value at end of period                               $1.06     $1.07     $1.06    $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                            40,034    78,386    66,258   30,300
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio -  Cash Management Fund at
  Dec. 31, 2009 were (1.05%) and (1.05%), respectively.
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.01     $1.09     $1.05    $1.00
Accumulation unit value at end of period                               $1.15     $1.01     $1.09    $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           442,738   396,544   332,535   82,281
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.71     $1.20     $1.13    $1.00
Accumulation unit value at end of period                               $0.90     $0.71     $1.20    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                           313,086   252,046   139,948   47,849
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.67     $1.17     $1.15    $1.00
Accumulation unit value at end of period                               $0.83     $0.67     $1.17    $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,185       914     1,147      275
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.10     $1.12     $1.05    $1.00
Accumulation unit value at end of period                               $1.22     $1.10     $1.12    $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           143,161   130,420   111,551   23,263
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.09     $1.10     $1.03    $1.00
Accumulation unit value at end of period                               $1.15     $1.09     $1.10    $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           214,008    81,236    68,621   29,756
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.80     $1.09     $1.08    $1.00
Accumulation unit value at end of period                               $1.22     $0.80     $1.09    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                            12,921    10,347    11,949    4,619
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.87     $1.08     $1.07    $1.00
Accumulation unit value at end of period                               $1.23     $0.87     $1.08    $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           180,301    95,420    75,951   28,107
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.65     $1.18     $1.05    $1.00
Accumulation unit value at end of period                               $1.04     $0.65     $1.18    $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,466       951       867      201
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.65     $1.19     $1.09    $1.00
Accumulation unit value at end of period                               $0.90     $0.65     $1.19    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                            26,538    41,871    28,850   23,159
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 139

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.19     $1.14    $1.00
Accumulation unit value at end of period                               $0.92     $0.74     $1.19    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,971     3,649     2,723      808
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.03     $1.07     $1.03    $1.00
Accumulation unit value at end of period                               $1.08     $1.03     $1.07    $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            14,488    13,686     5,824    1,511
---------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.64     $1.16     $1.14    $1.00
Accumulation unit value at end of period                               $0.86     $0.64     $1.16    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,841     2,743     3,731    1,229
---------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.15     $1.16    $1.00
Accumulation unit value at end of period                               $0.86     $0.69     $1.15    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                               753       543       624      255
---------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.63     $1.04     $1.10    $1.00
Accumulation unit value at end of period                               $0.87     $0.63     $1.04    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,107       745       671      344
---------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.84     $1.83     $1.34    $1.00
Accumulation unit value at end of period                               $1.45     $0.84     $1.83    $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                            37,952    71,157    31,794    8,077
---------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.31     $1.18    $1.00
Accumulation unit value at end of period                               $0.98     $0.77     $1.31    $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,620     3,288     3,183    1,483
---------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                         $0.70     $1.15     $1.12    $1.00
Accumulation unit value at end of period                               $0.91     $0.70     $1.15    $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                           244,849   135,010    80,555   31,988
---------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                         $0.72     $1.16     $1.10    $1.00
Accumulation unit value at end of period                               $0.98     $0.72     $1.16    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               792       682       661       84
---------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                         $0.72     $1.06     $1.12    $1.00
Accumulation unit value at end of period                               $0.97     $0.72     $1.06    $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                           145,260   131,215    85,865   10,682
---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.70     $1.10     $1.13    $1.00
Accumulation unit value at end of period                               $0.88     $0.70     $1.10    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                            81,027   107,604    68,660   32,553
---------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.64     $1.16     $1.28    $1.00
Accumulation unit value at end of period                               $0.90     $0.64     $1.16    $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                            38,110    50,443    20,119   11,119
---------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.31     $1.08    $1.00
Accumulation unit value at end of period                               $1.07     $0.69     $1.31    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,043     2,825     2,863    8,501
---------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.43     $1.24    $1.00
Accumulation unit value at end of period                               $1.14     $0.77     $1.43    $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                            75,441    53,867    29,049   11,710
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 140 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
WANGER USA (06/26/2006)
Accumulation unit value at beginning of period                         $0.67     $1.13     $1.08    $1.00
Accumulation unit value at end of period                               $0.95     $0.67     $1.13    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                            60,871    53,861    36,284    4,737
---------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                         $0.70     $1.18     $1.11    $1.00
Accumulation unit value at end of period                               $1.02     $0.70     $1.18    $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,197     1,080       959      327
---------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                         $0.75     $1.29     $1.14    $1.00
Accumulation unit value at end of period                               $1.13     $0.75     $1.29    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,669     3,444     3,245      854
---------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (06/26/2006)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         $0.71     $1.37     $1.15    $1.00
Accumulation unit value at end of period                               $1.08     $0.71     $1.37    $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,057       587       365    1,142
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                         $0.71     $1.22     $1.17    $1.00
Accumulation unit value at end of period                               $0.85     $0.71     $1.22    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,039     1,592     1,556      507
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                         $0.60     $1.30     $1.24    $1.00
Accumulation unit value at end of period                               $0.80     $0.60     $1.30    $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                            40,250    87,244    38,356    8,397
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.23     $1.09    $1.00
Accumulation unit value at end of period                               $0.99     $0.73     $1.23    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                               239       150       158      111
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                         $0.83     $1.12     $1.16    $1.00
Accumulation unit value at end of period                               $1.07     $0.83     $1.12    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                            17,413    21,846    20,594      250
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.24     $1.04    $1.00
Accumulation unit value at end of period                               $0.95     $0.72     $1.24    $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                               821       577       514    7,306
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                         $0.79     $1.09     $1.16    $1.00
Accumulation unit value at end of period                               $0.93     $0.79     $1.09    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,264     3,835     3,320    1,105
---------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                         $0.81     $1.09     $1.08    $1.00
Accumulation unit value at end of period                               $1.15     $0.81     $1.09    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,847     2,027     1,780      588
---------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                         $0.76     $1.27     $1.09    $1.00
Accumulation unit value at end of period                               $0.95     $0.76     $1.27    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                           185,351   110,062    51,553   11,519
---------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.42     $1.20    $1.00
Accumulation unit value at end of period                               $0.99     $0.73     $1.42    $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,454     4,367     2,855    5,330
---------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.18     $1.02    $1.00
Accumulation unit value at end of period                               $0.91     $0.77     $1.18    $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,737     3,330     1,797    5,526
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 141

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.78     $1.37     $1.18    $1.00
Accumulation unit value at end of period                               $0.96     $0.78     $1.37    $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,405     1,322       712      187
---------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.03     $1.03    $1.00
Accumulation unit value at end of period                               $1.06     $0.74     $1.03    $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            85,892    52,812    32,564   11,485
---------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.79     $1.20     $1.12    $1.00
Accumulation unit value at end of period                               $1.06     $0.79     $1.20    $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,476       508       272       85
---------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.33     $1.17    $1.00
Accumulation unit value at end of period                               $0.88     $0.77     $1.33    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                            91,809     1,394     1,157      403
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.27     $1.10    $1.00
Accumulation unit value at end of period                               $0.97     $0.72     $1.27    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                            55,492   108,730    62,826   21,709
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.24     $1.09    $1.00
Accumulation unit value at end of period                               $1.03     $0.74     $1.24    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                            55,298    70,935    30,848    8,140
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.34     $1.16    $1.00
Accumulation unit value at end of period                               $0.93     $0.74     $1.34    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,988     1,887     1,417      577
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.54     $0.95     $1.21    $1.00
Accumulation unit value at end of period                               $0.64     $0.54     $0.95    $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,724     3,060     2,707    1,034
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.70     $1.05     $1.09    $1.00
Accumulation unit value at end of period                               $0.89     $0.70     $1.05    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,930     3,508     3,160      896
---------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.17     $1.14    $1.00
Accumulation unit value at end of period                               $0.90     $0.73     $1.17    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             7,366     7,976     8,346    2,910
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.68     $1.10     $1.13    $1.00
Accumulation unit value at end of period                               $0.82     $0.68     $1.10    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,364     1,887     2,280    1,088
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.68     $1.20     $1.09    $1.00
Accumulation unit value at end of period                               $0.81     $0.68     $1.20    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                               504       452       376      159
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.63     $1.20     $1.10    $1.00
Accumulation unit value at end of period                               $0.88     $0.63     $1.20    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,177     1,144     1,126      320
---------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.36     $0.90     $1.17    $1.00
Accumulation unit value at end of period                               $0.45     $0.36     $0.90    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,989     1,065       278       92
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 142 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.84     $1.20     $1.08    $1.00
Accumulation unit value at end of period                               $1.06     $0.84     $1.20    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                               923       830       730    3,445
---------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.82     $1.40     $1.24    $1.00
Accumulation unit value at end of period                               $1.10     $0.82     $1.40    $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                            69,225    53,378    18,933       98
---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                         $0.63     $1.06     $1.00       --
Accumulation unit value at end of period                               $0.85     $0.63     $1.06       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           186,397   119,627    61,515       --
---------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                         $0.60     $1.02     $1.00       --
Accumulation unit value at end of period                               $0.84     $0.60     $1.02       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               836       406       182       --
---------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $0.75     $1.21     $1.10    $1.00
Accumulation unit value at end of period                               $1.03     $0.75     $1.21    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,309       556       314       77
---------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $0.96     $1.56     $1.24    $1.00
Accumulation unit value at end of period                               $1.26     $0.96     $1.56    $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,766     4,903     4,728    1,198
---------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                         $0.63     $1.20     $1.17    $1.00
Accumulation unit value at end of period                               $0.84     $0.63     $1.20    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                            38,615    32,229    20,665    5,540
---------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.21     $1.14    $1.00
Accumulation unit value at end of period                               $0.94     $0.72     $1.21    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                               473       442       467      131
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.22     $1.17    $1.00
Accumulation unit value at end of period                               $0.99     $0.72     $1.22    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,662     2,483     2,223      890
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (06/26/2006)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         $0.99     $1.17     $1.08    $1.00
Accumulation unit value at end of period                               $1.16     $0.99     $1.17    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           187,936   133,107    88,028   15,783
---------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.66     $1.07     $1.10    $1.00
Accumulation unit value at end of period                               $0.89     $0.66     $1.07    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,623     3,710     3,313    1,148
---------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                         $0.65     $1.12     $1.07    $1.00
Accumulation unit value at end of period                               $0.85     $0.65     $1.12    $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                               614       558       739       14
---------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $0.95     $1.14     $1.07    $1.00
Accumulation unit value at end of period                               $1.14     $0.95     $1.14    $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           106,125   101,673    60,132   18,644
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.71     $1.00        --       --
Accumulation unit value at end of period                               $0.87     $0.71        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               525       169        --       --
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 143

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.84     $1.00        --       --
Accumulation unit value at end of period                               $0.97     $0.84        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,688       436        --       --
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                         $0.76     $1.00        --       --
Accumulation unit value at end of period                               $0.90     $0.76        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,246       634        --       --
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.73     $1.00        --       --
Accumulation unit value at end of period                               $0.89     $0.73        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,800       965        --       --
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.79     $1.00        --       --
Accumulation unit value at end of period                               $0.93     $0.79        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,815       324        --       --
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.79     $1.13     $1.13    $1.00
Accumulation unit value at end of period                               $0.97     $0.79     $1.13    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,084     1,157     1,380      306
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (06/26/2006)
Accumulation unit value at beginning of period                         $1.07     $1.06     $1.02    $1.00
Accumulation unit value at end of period                               $1.06     $1.07     $1.06    $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                            19,630    37,395    21,785    9,715
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at
  Dec. 31, 2009 were (1.12%) and (1.12%), respectively.
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.01     $1.09     $1.05    $1.00
Accumulation unit value at end of period                               $1.14     $1.01     $1.09    $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           328,316   248,818   163,183   34,539
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.71     $1.20     $1.13    $1.00
Accumulation unit value at end of period                               $0.89     $0.71     $1.20    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                           227,242   159,469    71,512   20,717
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.67     $1.17     $1.15    $1.00
Accumulation unit value at end of period                               $0.82     $0.67     $1.17    $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                               375       366       461      129
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.10     $1.12     $1.05    $1.00
Accumulation unit value at end of period                               $1.21     $1.10     $1.12    $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           103,933    79,449    54,634    9,735
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.09     $1.10     $1.03    $1.00
Accumulation unit value at end of period                               $1.15     $1.09     $1.10    $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           157,675    48,593    33,414   12,575
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.80     $1.08     $1.08    $1.00
Accumulation unit value at end of period                               $1.22     $0.80     $1.08    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,553     2,850     3,380    1,111
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.87     $1.08     $1.07    $1.00
Accumulation unit value at end of period                               $1.23     $0.87     $1.08    $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           132,844    59,935    38,612   11,996
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.64     $1.18     $1.05    $1.00
Accumulation unit value at end of period                               $1.04     $0.64     $1.18    $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                               899       309       239      160
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 144 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.65     $1.19     $1.09    $1.00
Accumulation unit value at end of period                               $0.90     $0.65     $1.19    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                            16,209    25,171    13,681   10,320
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.19     $1.14    $1.00
Accumulation unit value at end of period                               $0.92     $0.74     $1.19    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,603     1,026     1,015      235
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.03     $1.07     $1.03    $1.00
Accumulation unit value at end of period                               $1.08     $1.03     $1.07    $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             6,712     3,556     1,592      369
---------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.64     $1.16     $1.14    $1.00
Accumulation unit value at end of period                               $0.86     $0.64     $1.16    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,096     1,181     1,382      367
---------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.14     $1.16    $1.00
Accumulation unit value at end of period                               $0.85     $0.69     $1.14    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                               286       100       168       24
---------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.63     $1.04     $1.10    $1.00
Accumulation unit value at end of period                               $0.87     $0.63     $1.04    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               362       263       187       54
---------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.84     $1.83     $1.34    $1.00
Accumulation unit value at end of period                               $1.45     $0.84     $1.83    $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                            25,932    45,352    16,836    3,634
---------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.31     $1.18    $1.00
Accumulation unit value at end of period                               $0.97     $0.77     $1.31    $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,873     1,656     1,210      490
---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.09     $1.13    $1.00
Accumulation unit value at end of period                               $0.88     $0.69     $1.09    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                            59,457    70,085    36,823   14,779
---------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                         $0.70     $1.15     $1.12    $1.00
Accumulation unit value at end of period                               $0.90     $0.70     $1.15    $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                           182,362    88,037    42,507   14,138
---------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                         $0.72     $1.16     $1.10    $1.00
Accumulation unit value at end of period                               $0.98     $0.72     $1.16    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               179        95       225       61
---------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                         $0.71     $1.06     $1.12    $1.00
Accumulation unit value at end of period                               $0.97     $0.71     $1.06    $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                           107,087    85,156    45,243    4,783
---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.09     $1.13    $1.00
Accumulation unit value at end of period                               $0.88     $0.69     $1.09    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                            59,457    70,085    36,823   14,779
---------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.64     $1.16     $1.28    $1.00
Accumulation unit value at end of period                               $0.89     $0.64     $1.16    $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                            28,363    32,801    11,264    5,010
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 145

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.31     $1.08    $1.00
Accumulation unit value at end of period                               $1.07     $0.69     $1.31    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,865     2,003     1,241    3,807
---------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.43     $1.24    $1.00
Accumulation unit value at end of period                               $1.14     $0.77     $1.43    $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                            52,684    32,472    14,103    5,176
---------------------------------------------------------------------------------------------------------
WANGER USA (06/26/2006)
Accumulation unit value at beginning of period                         $0.67     $1.12     $1.08    $1.00
Accumulation unit value at end of period                               $0.94     $0.67     $1.12    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                            42,795    34,099    19,102    2,525
---------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                         $0.70     $1.17     $1.11    $1.00
Accumulation unit value at end of period                               $1.02     $0.70     $1.17    $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                               701       883       413      120
---------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                         $0.75     $1.29     $1.14    $1.00
Accumulation unit value at end of period                               $1.13     $0.75     $1.29    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,953     1,467     1,102      248
---------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (06/26/2006)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                          $0.71    $1.36    $1.15   $1.00
Accumulation unit value at end of period                                $1.07    $0.71    $1.36   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 84       38       42      66
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $0.71    $1.21    $1.17   $1.00
Accumulation unit value at end of period                                $0.84    $0.71    $1.21   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                220      213      268      73
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $0.60    $1.29    $1.24   $1.00
Accumulation unit value at end of period                                $0.79    $0.60    $1.29   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,588    5,358    3,278     875
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $0.73    $1.23    $1.09   $1.00
Accumulation unit value at end of period                                $0.99    $0.73    $1.23   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  9       12       15      12
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $0.83    $1.11    $1.16   $1.00
Accumulation unit value at end of period                                $1.07    $0.83    $1.11   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                844    1,325    1,557      76
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $0.71    $1.24    $1.04   $1.00
Accumulation unit value at end of period                                $0.95    $0.71    $1.24   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 96       60       54     508
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $0.78    $1.09    $1.16   $1.00
Accumulation unit value at end of period                                $0.93    $0.78    $1.09   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                753      477      423     118
-------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $0.81    $1.09    $1.08   $1.00
Accumulation unit value at end of period                                $1.15    $0.81    $1.09   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                504      321      388     166
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                          $0.76    $1.27    $1.09   $1.00
Accumulation unit value at end of period                                $0.95    $0.76    $1.27   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              8,903    5,685    3,534   1,110
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 146 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $0.72    $1.42    $1.20   $1.00
Accumulation unit value at end of period                                $0.98    $0.72    $1.42   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                523      415      517     474
-------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                          $0.77    $1.18    $1.02   $1.00
Accumulation unit value at end of period                                $0.91    $0.77    $1.18   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                769      609      510     738
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.78    $1.36    $1.18   $1.00
Accumulation unit value at end of period                                $0.96    $0.78    $1.36   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                312      230      123      66
-------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                          $0.74    $1.03    $1.02   $1.00
Accumulation unit value at end of period                                $1.05    $0.74    $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,344    4,095    3,491   1,613
-------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.79    $1.19    $1.12   $1.00
Accumulation unit value at end of period                                $1.06    $0.79    $1.19   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                168       66       26       3
-------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.77    $1.33    $1.17   $1.00
Accumulation unit value at end of period                                $0.87    $0.77    $1.33   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,686       97      111      62
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.72    $1.27    $1.10   $1.00
Accumulation unit value at end of period                                $0.96    $0.72    $1.27   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,468    6,247    4,856   1,983
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.74    $1.24    $1.09   $1.00
Accumulation unit value at end of period                                $1.02    $0.74    $1.24   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,636    4,270    2,609     824
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.74    $1.34    $1.16   $1.00
Accumulation unit value at end of period                                $0.92    $0.74    $1.34   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                449      372      336     120
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.53    $0.94    $1.20   $1.00
Accumulation unit value at end of period                                $0.63    $0.53    $0.94   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                600      374      322     108
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.70    $1.05    $1.09   $1.00
Accumulation unit value at end of period                                $0.89    $0.70    $1.05   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                328      274      319     119
-------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.73    $1.17    $1.15   $1.00
Accumulation unit value at end of period                                $0.91    $0.73    $1.17   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                936      862      939     403
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.68    $1.09    $1.13   $1.00
Accumulation unit value at end of period                                $0.81    $0.68    $1.09   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                278      233      489     186
-------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          $0.68    $1.20    $1.09   $1.00
Accumulation unit value at end of period                                $0.81    $0.68    $1.20   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 69       38       37      15
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 147

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          $0.63    $1.20    $1.10   $1.00
Accumulation unit value at end of period                                $0.88    $0.63    $1.20   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                108       95      140      33
-------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          $0.36    $0.90    $1.17   $1.00
Accumulation unit value at end of period                                $0.45    $0.36    $0.90   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                199      142       77      25
-------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          $0.84    $1.19    $1.08   $1.00
Accumulation unit value at end of period                                $1.06    $0.84    $1.19   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 42       21       34     203
-------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          $0.82    $1.39    $1.23   $1.00
Accumulation unit value at end of period                                $1.09    $0.82    $1.39   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,232    2,467    1,191      21
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                          $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                                $0.84    $0.63    $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              8,361    5,624    3,686      --
-------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                          $0.59    $1.02    $1.00      --
Accumulation unit value at end of period                                $0.84    $0.59    $1.02      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 51       16        5      --
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $0.75    $1.20    $1.10   $1.00
Accumulation unit value at end of period                                $1.03    $0.75    $1.20   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                341      166      147      60
-------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $0.96    $1.56    $1.24   $1.00
Accumulation unit value at end of period                                $1.26    $0.96    $1.56   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                499      436      440     101
-------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $0.63    $1.19    $1.17   $1.00
Accumulation unit value at end of period                                $0.84    $0.63    $1.19   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,622    1,455    1,246     432
-------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $0.72    $1.21    $1.14   $1.00
Accumulation unit value at end of period                                $0.93    $0.72    $1.21   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 71       70       31      13
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.72    $1.22    $1.16   $1.00
Accumulation unit value at end of period                                $0.99    $0.72    $1.22   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                631      521      383     108
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (06/26/2006)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                          $0.99    $1.17    $1.08   $1.00
Accumulation unit value at end of period                                $1.15    $0.99    $1.17   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             13,258   11,659   10,327   3,211
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.66    $1.07    $1.10   $1.00
Accumulation unit value at end of period                                $0.89    $0.66    $1.07   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                378      262      374     133
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 148 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                          $0.64    $1.12    $1.07   $1.00
Accumulation unit value at end of period                                $0.84    $0.64    $1.12   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                120       74       45      --
-------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $0.95    $1.14    $1.07   $1.00
Accumulation unit value at end of period                                $1.14    $0.95    $1.14   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,695    5,995    4,401   1,767
-------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                          $0.71    $1.00       --      --
Accumulation unit value at end of period                                $0.86    $0.71       --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 90       14       --      --
-------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                          $0.84    $1.00       --      --
Accumulation unit value at end of period                                $0.97    $0.84       --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                673      107       --      --
-------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                          $0.76    $1.00       --      --
Accumulation unit value at end of period                                $0.90    $0.76       --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,149       78       --      --
-------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                          $0.73    $1.00       --      --
Accumulation unit value at end of period                                $0.88    $0.73       --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                134       52       --      --
-------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                          $0.79    $1.00       --      --
Accumulation unit value at end of period                                $0.93    $0.79       --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                603      141       --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.78    $1.13    $1.13   $1.00
Accumulation unit value at end of period                                $0.96    $0.78    $1.13   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                874      134      177      42
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (06/26/2006)
Accumulation unit value at beginning of period                          $1.06    $1.05    $1.02   $1.00
Accumulation unit value at end of period                                $1.05    $1.06    $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,805   12,817    6,443   2,340
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at
  Dec. 31, 2009 were (1.31%) and (1.30%), respectively.
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $1.01    $1.09    $1.05   $1.00
Accumulation unit value at end of period                                $1.14    $1.01    $1.09   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             21,366   18,072   15,662   3,649
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.71    $1.20    $1.13   $1.00
Accumulation unit value at end of period                                $0.89    $0.71    $1.20   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             11,781    9,201    5,950   2,080
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.67    $1.17    $1.15   $1.00
Accumulation unit value at end of period                                $0.82    $0.67    $1.17   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                160      123      116      17
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $1.10    $1.12    $1.05   $1.00
Accumulation unit value at end of period                                $1.21    $1.10    $1.12   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,312    6,376    5,574   1,823
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $1.09    $1.10    $1.03   $1.00
Accumulation unit value at end of period                                $1.15    $1.09    $1.10   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,808    3,985    3,202   1,572
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 149

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.80    $1.08    $1.08   $1.00
Accumulation unit value at end of period                                $1.21    $0.80    $1.08   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                732      714      778     163
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.87    $1.08    $1.07   $1.00
Accumulation unit value at end of period                                $1.22    $0.87    $1.08   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,104    3,302    2,730   1,216
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.64    $1.18    $1.05   $1.00
Accumulation unit value at end of period                                $1.04    $0.64    $1.18   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 95       46       47      28
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.64    $1.19    $1.09   $1.00
Accumulation unit value at end of period                                $0.90    $0.64    $1.19   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                951    1,356    1,081     810
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.74    $1.18    $1.14   $1.00
Accumulation unit value at end of period                                $0.91    $0.74    $1.18   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                294      214      205      12
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $1.03    $1.07    $1.03   $1.00
Accumulation unit value at end of period                                $1.07    $1.03    $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,470    1,011      451      45
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.63    $1.15    $1.13   $1.00
Accumulation unit value at end of period                                $0.86    $0.63    $1.15   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                255      110      192      64
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.68    $1.14    $1.16   $1.00
Accumulation unit value at end of period                                $0.85    $0.68    $1.14   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 53        5        4       3
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.63    $1.04    $1.10   $1.00
Accumulation unit value at end of period                                $0.87    $0.63    $1.04   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 83       22       46      24
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.84    $1.83    $1.34   $1.00
Accumulation unit value at end of period                                $1.44    $0.84    $1.83   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,478    2,146    1,134     297
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.77    $1.31    $1.17   $1.00
Accumulation unit value at end of period                                $0.97    $0.77    $1.31   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                271      145      164      97
-------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                          $0.69    $1.14    $1.12   $1.00
Accumulation unit value at end of period                                $0.90    $0.69    $1.14   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,802    4,317    2,683   1,144
-------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $0.72    $1.15    $1.10   $1.00
Accumulation unit value at end of period                                $0.97    $0.72    $1.15   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 32       32       20       2
-------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                          $0.71    $1.05    $1.12   $1.00
Accumulation unit value at end of period                                $0.96    $0.71    $1.05   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,674    3,930    2,808     336
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 150 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.69    $1.09    $1.13   $1.00
Accumulation unit value at end of period                                $0.88    $0.69    $1.09   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,240    3,645    2,734   1,254
-------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.64    $1.16    $1.28   $1.00
Accumulation unit value at end of period                                $0.89    $0.64    $1.16   $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,306    1,624      799     494
-------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.69    $1.31    $1.08   $1.00
Accumulation unit value at end of period                                $1.07    $0.69    $1.31   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                206      163      210     295
-------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/26/2006)
Accumulation unit value at beginning of period                          $0.76    $1.42    $1.24   $1.00
Accumulation unit value at end of period                                $1.13    $0.76    $1.42   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,664    1,819    1,115     495
-------------------------------------------------------------------------------------------------------
WANGER USA (06/26/2006)
Accumulation unit value at beginning of period                          $0.67    $1.12    $1.08   $1.00
Accumulation unit value at end of period                                $0.94    $0.67    $1.12   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,463    2,064    1,447     279
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                          $0.69    $1.17    $1.11   $1.00
Accumulation unit value at end of period                                $1.01    $0.69    $1.17   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 61       40       29       7
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $0.74    $1.28    $1.14   $1.00
Accumulation unit value at end of period                                $1.12    $0.74    $1.28   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                260      183      186      65
-------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (06/26/2006)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                         $0.71     $1.36     $1.15    $1.00
Accumulation unit value at end of period                               $1.07     $0.71     $1.36    $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                               419       280       300      564
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                         $0.71     $1.21     $1.17    $1.00
Accumulation unit value at end of period                               $0.84     $0.71     $1.21    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                               733       800       801      293
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                         $0.60     $1.29     $1.24    $1.00
Accumulation unit value at end of period                               $0.79     $0.60     $1.29    $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                            17,833    45,368    24,195    5,843
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.23     $1.09    $1.00
Accumulation unit value at end of period                               $0.99     $0.73     $1.23    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                               242       206       102       23
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                         $0.83     $1.11     $1.16    $1.00
Accumulation unit value at end of period                               $1.06     $0.83     $1.11    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                             6,247    11,348    12,685      267
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                         $0.71     $1.24     $1.04    $1.00
Accumulation unit value at end of period                               $0.95     $0.71     $1.24    $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                               482       466       414    4,125
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                         $0.78     $1.08     $1.16    $1.00
Accumulation unit value at end of period                               $0.93     $0.78     $1.08    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,160     2,591     2,786      903
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 151

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                         $0.81     $1.09     $1.08    $1.00
Accumulation unit value at end of period                               $1.14     $0.81     $1.09    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,059     1,829     1,757      576
---------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                         $0.76     $1.27     $1.09    $1.00
Accumulation unit value at end of period                               $0.95     $0.76     $1.27    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                            81,378    54,827    31,528    7,437
---------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.42     $1.20    $1.00
Accumulation unit value at end of period                               $0.98     $0.72     $1.42    $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,414     2,757     2,052    3,503
---------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.18     $1.01    $1.00
Accumulation unit value at end of period                               $0.91     $0.77     $1.18    $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,321     1,653     1,007    3,433
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.36     $1.18    $1.00
Accumulation unit value at end of period                               $0.95     $0.77     $1.36    $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                               764       826       586      205
---------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.03     $1.02    $1.00
Accumulation unit value at end of period                               $1.05     $0.74     $1.03    $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                            44,355    33,621    26,240   10,136
---------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.79     $1.19     $1.12    $1.00
Accumulation unit value at end of period                               $1.06     $0.79     $1.19    $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,233       634       277       35
---------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.76     $1.33     $1.17    $1.00
Accumulation unit value at end of period                               $0.87     $0.76     $1.33    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                            42,775     1,018       830      382
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.27     $1.10    $1.00
Accumulation unit value at end of period                               $0.96     $0.72     $1.27    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                            26,262    55,331    38,145   14,254
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.24     $1.09    $1.00
Accumulation unit value at end of period                               $1.02     $0.74     $1.24    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                            23,688    36,142    18,414    5,441
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.34     $1.16    $1.00
Accumulation unit value at end of period                               $0.92     $0.74     $1.34    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,556     1,670     1,294      483
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.54     $0.95     $1.21    $1.00
Accumulation unit value at end of period                               $0.63     $0.54     $0.95    $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,586     2,319     2,457    1,107
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.05     $1.09    $1.00
Accumulation unit value at end of period                               $0.89     $0.69     $1.05    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,834     2,047     2,059    1,064
---------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.16     $1.14    $1.00
Accumulation unit value at end of period                               $0.90     $0.72     $1.16    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,084     5,780     6,302    2,030
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.68     $1.09     $1.13    $1.00
Accumulation unit value at end of period                               $0.81     $0.68     $1.09    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                               698       825     1,284      665
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 152 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.68     $1.20     $1.08    $1.00
Accumulation unit value at end of period                               $0.81     $0.68     $1.20    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                               334       387       388      257
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.63     $1.20     $1.10    $1.00
Accumulation unit value at end of period                               $0.88     $0.63     $1.20    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               668       674       879      252
---------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.36     $0.89     $1.17    $1.00
Accumulation unit value at end of period                               $0.45     $0.36     $0.89    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                               727       507       155       60
---------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.84     $1.19     $1.08    $1.00
Accumulation unit value at end of period                               $1.05     $0.84     $1.19    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                               583       577       362    1,832
---------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                         $0.82     $1.39     $1.23    $1.00
Accumulation unit value at end of period                               $1.09     $0.82     $1.39    $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                            29,799    26,041    11,042      102
---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                         $0.63     $1.06     $1.00       --
Accumulation unit value at end of period                               $0.84     $0.63     $1.06       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            80,099    57,559    35,017       --
---------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                         $0.59     $1.01     $1.00       --
Accumulation unit value at end of period                               $0.84     $0.59     $1.01       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               292       292       125       --
---------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $0.75     $1.20     $1.10    $1.00
Accumulation unit value at end of period                               $1.03     $0.75     $1.20    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               698       479       325       80
---------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $0.96     $1.56     $1.24    $1.00
Accumulation unit value at end of period                               $1.26     $0.96     $1.56    $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,001     3,917     3,235    1,005
---------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                         $0.63     $1.19     $1.17    $1.00
Accumulation unit value at end of period                               $0.84     $0.63     $1.19    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                            15,761    15,089    11,632    3,205
---------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.20     $1.14    $1.00
Accumulation unit value at end of period                               $0.93     $0.72     $1.20    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                               165       155       142       29
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.72     $1.22     $1.16    $1.00
Accumulation unit value at end of period                               $0.99     $0.72     $1.22    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,750     1,612     1,649      663
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (06/26/2006)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                         $0.98     $1.17     $1.08    $1.00
Accumulation unit value at end of period                               $1.15     $0.98     $1.17    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           104,395    90,372    69,486   12,934
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 153

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.65     $1.07     $1.10    $1.00
Accumulation unit value at end of period                               $0.88     $0.65     $1.07    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,891     1,925     2,045      715
---------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                         $0.64     $1.11     $1.07    $1.00
Accumulation unit value at end of period                               $0.84     $0.64     $1.11    $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                               623       441       420       98
---------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $0.95     $1.14     $1.07    $1.00
Accumulation unit value at end of period                               $1.13     $0.95     $1.14    $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                            48,834    54,964    38,718   12,825
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.71     $1.00        --       --
Accumulation unit value at end of period                               $0.86     $0.71        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               325       197        --       --
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.84     $1.00        --       --
Accumulation unit value at end of period                               $0.97     $0.84        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,346       275        --       --
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                         $0.76     $1.00        --       --
Accumulation unit value at end of period                               $0.90     $0.76        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               868       782        --       --
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.73     $1.00        --       --
Accumulation unit value at end of period                               $0.88     $0.73        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               394       705        --       --
---------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                         $0.79     $1.00        --       --
Accumulation unit value at end of period                               $0.93     $0.79        --       --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,041       264        --       --
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.78     $1.13     $1.13    $1.00
Accumulation unit value at end of period                               $0.96     $0.78     $1.13    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,917       622       930      225
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (06/26/2006)
Accumulation unit value at beginning of period                         $1.06     $1.05     $1.02    $1.00
Accumulation unit value at end of period                               $1.05     $1.06     $1.05    $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                            14,792    30,883    25,294    9,800
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at
  Dec. 31, 2009 were (1.32%) and (1.31%), respectively.
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.01     $1.09     $1.05    $1.00
Accumulation unit value at end of period                               $1.14     $1.01     $1.09    $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           167,503   147,502   119,779   26,100
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.71     $1.20     $1.13    $1.00
Accumulation unit value at end of period                               $0.89     $0.71     $1.20    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                            98,890    78,564    42,436   14,023
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.67     $1.17     $1.15    $1.00
Accumulation unit value at end of period                               $0.82     $0.67     $1.17    $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                               304       444       536      207
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.10     $1.12     $1.05    $1.00
Accumulation unit value at end of period                               $1.21     $1.10     $1.12    $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                            53,805    47,521    39,217    7,409
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 154 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.09     $1.10     $1.03    $1.00
Accumulation unit value at end of period                               $1.14     $1.09     $1.10    $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            79,690    30,533    23,879    9,303
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.80     $1.08     $1.08    $1.00
Accumulation unit value at end of period                               $1.21     $0.80     $1.08    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,227     2,938     3,520    1,205
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.87     $1.08     $1.07    $1.00
Accumulation unit value at end of period                               $1.22     $0.87     $1.08    $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                            62,856    31,638    24,436    8,700
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.64     $1.18     $1.05    $1.00
Accumulation unit value at end of period                               $1.04     $0.64     $1.18    $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                               529       153       191       44
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.64     $1.19     $1.09    $1.00
Accumulation unit value at end of period                               $0.90     $0.64     $1.19    $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             6,758    12,410     8,621    6,289
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.73     $1.18     $1.14    $1.00
Accumulation unit value at end of period                               $0.91     $0.73     $1.18    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                               911     1,062     1,259      361
---------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $1.03     $1.07     $1.03    $1.00
Accumulation unit value at end of period                               $1.07     $1.03     $1.07    $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             6,519     5,026     2,324      623
---------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.63     $1.15     $1.13    $1.00
Accumulation unit value at end of period                               $0.86     $0.63     $1.15    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                               473       586       868      220
---------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.68     $1.14     $1.16    $1.00
Accumulation unit value at end of period                               $0.85     $0.68     $1.14    $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                               274       159        73       20
---------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.63     $1.04     $1.10    $1.00
Accumulation unit value at end of period                               $0.87     $0.63     $1.04    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               285       123       147       51
---------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.84     $1.83     $1.34    $1.00
Accumulation unit value at end of period                               $1.44     $0.84     $1.83    $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                            10,719    21,216     9,418    2,130
---------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                         $0.77     $1.31     $1.17    $1.00
Accumulation unit value at end of period                               $0.97     $0.77     $1.31    $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,358     1,342     1,247      266
---------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                         $0.69     $1.14     $1.11    $1.00
Accumulation unit value at end of period                               $0.90     $0.69     $1.14    $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                            76,995    42,822    24,777    8,957
---------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                         $0.72     $1.15     $1.10    $1.00
Accumulation unit value at end of period                               $0.97     $0.72     $1.15    $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               158       145       181       32
---------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 155

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                    2009      2008      2007     2006
---------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                         $0.71     $1.05     $1.12    $1.00
Accumulation unit value at end of period                               $0.96     $0.71     $1.05    $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                            44,669    40,609    26,141    2,786
---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.09     $1.13    $1.00
Accumulation unit value at end of period                               $0.88     $0.69     $1.09    $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                            26,277    34,546    21,804    9,512
---------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.64     $1.16     $1.28    $1.00
Accumulation unit value at end of period                               $0.89     $0.64     $1.16    $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                            11,746    15,705     6,278    3,387
---------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.31     $1.08    $1.00
Accumulation unit value at end of period                               $1.06     $0.69     $1.31    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,329     1,340     1,013    2,328
---------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/26/2006)
Accumulation unit value at beginning of period                         $0.76     $1.42     $1.24    $1.00
Accumulation unit value at end of period                               $1.13     $0.76     $1.42    $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                            22,622    16,160     9,249    3,490
---------------------------------------------------------------------------------------------------------
WANGER USA (06/26/2006)
Accumulation unit value at beginning of period                         $0.67     $1.12     $1.08    $1.00
Accumulation unit value at end of period                               $0.94     $0.67     $1.12    $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                            18,458    16,958    11,392    1,995
---------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                         $0.69     $1.17     $1.11    $1.00
Accumulation unit value at end of period                               $1.01     $0.69     $1.17    $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                               325       296       211       37
---------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                         $0.74     $1.28     $1.14    $1.00
Accumulation unit value at end of period                               $1.12     $0.74     $1.28    $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,279     1,063       968      178
---------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (06/26/2006)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                          $0.70    $1.36    $1.15   $1.00
Accumulation unit value at end of period                                $1.06    $0.70    $1.36   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                215      114       83      43
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $0.71    $1.21    $1.17   $1.00
Accumulation unit value at end of period                                $0.84    $0.71    $1.21   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                212      193      302      65
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $0.59    $1.29    $1.24   $1.00
Accumulation unit value at end of period                                $0.79    $0.59    $1.29   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,691    7,868    5,603   1,561
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $0.73    $1.22    $1.09   $1.00
Accumulation unit value at end of period                                $0.98    $0.73    $1.22   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 25       50       38       4
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $0.83    $1.11    $1.16   $1.00
Accumulation unit value at end of period                                $1.06    $0.83    $1.11   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                730    2,024    2,413      40
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 156 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $0.71    $1.24    $1.04   $1.00
Accumulation unit value at end of period                                $0.94    $0.71    $1.24   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 47      127      152     530
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $0.78    $1.08    $1.16   $1.00
Accumulation unit value at end of period                                $0.92    $0.78    $1.08   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                881      939      802     213
-------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $0.80    $1.08    $1.08   $1.00
Accumulation unit value at end of period                                $1.14    $0.80    $1.08   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,227    1,097      885     286
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                          $0.75    $1.26    $1.09   $1.00
Accumulation unit value at end of period                                $0.94    $0.75    $1.26   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,757    8,302    5,811   1,493
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $0.72    $1.42    $1.20   $1.00
Accumulation unit value at end of period                                $0.98    $0.72    $1.42   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                668      887      819     748
-------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                          $0.77    $1.17    $1.01   $1.00
Accumulation unit value at end of period                                $0.90    $0.77    $1.17   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,097      883      655     700
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.77    $1.36    $1.18   $1.00
Accumulation unit value at end of period                                $0.95    $0.77    $1.36   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                454      317      164      35
-------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                          $0.74    $1.03    $1.02   $1.00
Accumulation unit value at end of period                                $1.05    $0.74    $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              8,753    8,356    9,232   4,655
-------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.79    $1.19    $1.12   $1.00
Accumulation unit value at end of period                                $1.05    $0.79    $1.19   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                410      208       34      32
-------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.76    $1.32    $1.17   $1.00
Accumulation unit value at end of period                                $0.87    $0.76    $1.32   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,717      194      198      79
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.71    $1.27    $1.09   $1.00
Accumulation unit value at end of period                                $0.95    $0.71    $1.27   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,857    9,818    8,451   3,216
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.74    $1.24    $1.09   $1.00
Accumulation unit value at end of period                                $1.01    $0.74    $1.24   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,813    6,011    4,186   1,152
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.74    $1.34    $1.16   $1.00
Accumulation unit value at end of period                                $0.92    $0.74    $1.34   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                683      624      609     234
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.53    $0.94    $1.20   $1.00
Accumulation unit value at end of period                                $0.62    $0.53    $0.94   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                593      433      489     414
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.69    $1.05    $1.09   $1.00
Accumulation unit value at end of period                                $0.88    $0.69    $1.05   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                717      685      602     232
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 157

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $0.72    $1.17    $1.15   $1.00
Accumulation unit value at end of period                                $0.90    $0.72    $1.17   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,338    1,691    1,979     485
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.68    $1.09    $1.13   $1.00
Accumulation unit value at end of period                                $0.81    $0.68    $1.09   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                224      335      494     196
-------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          $0.68    $1.19    $1.08   $1.00
Accumulation unit value at end of period                                $0.80    $0.68    $1.19   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                143      188      124      96
-------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          $0.62    $1.20    $1.10   $1.00
Accumulation unit value at end of period                                $0.87    $0.62    $1.20   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 79       95      149      13
-------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          $0.36    $0.89    $1.17   $1.00
Accumulation unit value at end of period                                $0.45    $0.36    $0.89   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                542      603      286     114
-------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          $0.83    $1.19    $1.08   $1.00
Accumulation unit value at end of period                                $1.05    $0.83    $1.19   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                166      138       69     222
-------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                          $0.81    $1.39    $1.23   $1.00
Accumulation unit value at end of period                                $1.08    $0.81    $1.39   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,323    3,345    1,942      14
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                          $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                                $0.84    $0.63    $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,009    7,617    5,761      --
-------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                          $0.59    $1.01    $1.00      --
Accumulation unit value at end of period                                $0.83    $0.59    $1.01      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                205      103       33      --
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $0.74    $1.20    $1.10   $1.00
Accumulation unit value at end of period                                $1.02    $0.74    $1.20   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                223      224      122      57
-------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $0.95    $1.56    $1.24   $1.00
Accumulation unit value at end of period                                $1.25    $0.95    $1.56   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                892    1,003    1,091     467
-------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $0.63    $1.19    $1.17   $1.00
Accumulation unit value at end of period                                $0.83    $0.63    $1.19   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,600    1,895    2,072     680
-------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $0.72    $1.20    $1.14   $1.00
Accumulation unit value at end of period                                $0.93    $0.72    $1.20   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 59       84       42       5
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 158 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.72    $1.22    $1.16   $1.00
Accumulation unit value at end of period                                $0.98    $0.72    $1.22   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                679      693      779     266
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (06/26/2006)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                          $0.98    $1.16    $1.08   $1.00
Accumulation unit value at end of period                                $1.14    $0.98    $1.16   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             20,034   21,803   18,995   3,974
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.65    $1.07    $1.10   $1.00
Accumulation unit value at end of period                                $0.88    $0.65    $1.07   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                266      350      487     231
-------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                          $0.64    $1.11    $1.07   $1.00
Accumulation unit value at end of period                                $0.84    $0.64    $1.11   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                403      323      375       6
-------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $0.94    $1.14    $1.07   $1.00
Accumulation unit value at end of period                                $1.13    $0.94    $1.14   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,054    9,430    7,577   2,481
-------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                          $0.71    $1.00       --      --
Accumulation unit value at end of period                                $0.86    $0.71       --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 13       11       --      --
-------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                          $0.84    $1.00       --      --
Accumulation unit value at end of period                                $0.96    $0.84       --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                375      253       --      --
-------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                          $0.76    $1.00       --      --
Accumulation unit value at end of period                                $0.90    $0.76       --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                581      656       --      --
-------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                          $0.73    $1.00       --      --
Accumulation unit value at end of period                                $0.88    $0.73       --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                169       44       --      --
-------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                          $0.79    $1.00       --      --
Accumulation unit value at end of period                                $0.93    $0.79       --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                637      421       --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.78    $1.13    $1.13   $1.00
Accumulation unit value at end of period                                $0.95    $0.78    $1.13   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                907      375      619     350
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (06/26/2006)
Accumulation unit value at beginning of period                          $1.06    $1.05    $1.02   $1.00
Accumulation unit value at end of period                                $1.04    $1.06    $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             11,291   21,135   15,777   7,385
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at
  Dec. 31, 2009 were (1.50%) and (1.49%), respectively.
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $1.00    $1.09    $1.05   $1.00
Accumulation unit value at end of period                                $1.13    $1.00    $1.09   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             31,929   31,170   28,774   5,708
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.70    $1.20    $1.12   $1.00
Accumulation unit value at end of period                                $0.88    $0.70    $1.20   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                             12,785   12,673    9,098   3,489
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 159

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.67    $1.17    $1.15   $1.00
Accumulation unit value at end of period                                $0.81    $0.67    $1.17   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 89       86      136      38
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $1.09    $1.11    $1.05   $1.00
Accumulation unit value at end of period                                $1.20    $1.09    $1.11   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,993    9,621    9,331   1,982
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $1.08    $1.10    $1.03   $1.00
Accumulation unit value at end of period                                $1.14    $1.08    $1.10   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             13,553    7,067    5,715   2,119
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.80    $1.08    $1.07   $1.00
Accumulation unit value at end of period                                $1.21    $0.80    $1.08   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,816    1,461    1,856     514
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.86    $1.08    $1.07   $1.00
Accumulation unit value at end of period                                $1.21    $0.86    $1.08   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              8,735    4,855    4,738   1,866
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.64    $1.18    $1.05   $1.00
Accumulation unit value at end of period                                $1.03    $0.64    $1.18   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                178       81       89      16
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.64    $1.19    $1.09   $1.00
Accumulation unit value at end of period                                $0.89    $0.64    $1.19   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                929    1,749    1,681   1,085
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.73    $1.18    $1.14   $1.00
Accumulation unit value at end of period                                $0.91    $0.73    $1.18   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                728      476      499      10
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $1.02    $1.07    $1.03   $1.00
Accumulation unit value at end of period                                $1.07    $1.02    $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,922    2,703    1,689     130
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.63    $1.15    $1.13   $1.00
Accumulation unit value at end of period                                $0.85    $0.63    $1.15   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                245      206      237      69
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.68    $1.14    $1.16   $1.00
Accumulation unit value at end of period                                $0.84    $0.68    $1.14   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 17       23       41      15
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.63    $1.03    $1.09   $1.00
Accumulation unit value at end of period                                $0.86    $0.63    $1.03   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 90       22       19       5
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.83    $1.82    $1.34   $1.00
Accumulation unit value at end of period                                $1.43    $0.83    $1.82   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,330    2,601    1,669     340
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/26/2006)
Accumulation unit value at beginning of period                          $0.77    $1.30    $1.17   $1.00
Accumulation unit value at end of period                                $0.96    $0.77    $1.30   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                250      182      260     100
-------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 160 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                          $0.69    $1.14    $1.11   $1.00
Accumulation unit value at end of period                                $0.89    $0.69    $1.14   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,956    5,981    4,256   1,499
-------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $0.72    $1.15    $1.10   $1.00
Accumulation unit value at end of period                                $0.97    $0.72    $1.15   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                151      119       35       6
-------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                          $0.71    $1.05    $1.12   $1.00
Accumulation unit value at end of period                                $0.95    $0.71    $1.05   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,518    5,050    4,362     417
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.69    $1.09    $1.13   $1.00
Accumulation unit value at end of period                                $0.87    $0.69    $1.09   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,610    5,243    4,556   1,999
-------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.63    $1.16    $1.28   $1.00
Accumulation unit value at end of period                                $0.88    $0.63    $1.16   $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,188    2,112    1,085     624
-------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $0.68    $1.30    $1.08   $1.00
Accumulation unit value at end of period                                $1.06    $0.68    $1.30   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                215      268      387     397
-------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/26/2006)
Accumulation unit value at beginning of period                          $0.76    $1.42    $1.24   $1.00
Accumulation unit value at end of period                                $1.12    $0.76    $1.42   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,622    2,386    1,978     779
-------------------------------------------------------------------------------------------------------
WANGER USA (06/26/2006)
Accumulation unit value at beginning of period                          $0.67    $1.12    $1.08   $1.00
Accumulation unit value at end of period                                $0.93    $0.67    $1.12   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,189    2,340    2,054     422
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                          $0.69    $1.17    $1.11   $1.00
Accumulation unit value at end of period                                $1.00    $0.69    $1.17   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 55       67       86       9
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $0.74    $1.28    $1.14   $1.00
Accumulation unit value at end of period                                $1.11    $0.74    $1.28   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                377      334      363      74
-------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS 161

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts................  p.
                                                3
Rating Agencies............................  p.
                                                4
Revenues Received During Calendar Year       p.
  2009.....................................     4
Principal Underwriter......................  p.
                                                5
Independent Registered Public Accounting     p.
  Firm.....................................     6
Financial Statements





--------------------------------------------------------------------------------
 162 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by
RiverSource Life Insurance Company. Both companies are affiliated with
                       Ameriprise Financial Services, Inc.


     (C)2008-2010  RiverSource Life Insurance Company. All rights reserved.


S-6503 H (4/10)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)


                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                                VARIABLE ANNUITY


                    RIVERSOURCE RETIREMENT ADVISOR SELECT(R)

                                VARIABLE ANNUITY


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R)

                                VARIABLE ANNUITY


                  RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R)

                                VARIABLE ANNUITY


                  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R)

                                VARIABLE ANNUITY


                   RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R)

                                VARIABLE ANNUITY


                   RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R)

                                VARIABLE ANNUITY


                    RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY

                         RIVERSOURCE VARIABLE ACCOUNT 10

                    (previously IDS Life Variable Account 10)



                                 APRIL 30, 2010


RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


S-6325 H (4/10)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies ................................................................   p.  4
Revenues Received During Calendar Year 2009.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Financial Statements





 2    RIVERSOURCE VARIABLE ACCOUNT 10

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2009



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2009. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $16,862,538.30
Oppenheimer Variable Account Funds                                            $16,181,350.38
Wanger Advisors Trust                                                         $ 9,058,474.96
Columbia Funds Variable Insurance Trust                                       $ 8,079,865.39
Janus Aspen Series                                                            $ 8,045,298.84
Invesco Variable Insurance Funds (previously AIM Variable Insurance Funds)    $ 7,421,603.88
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,944,576.59
Van Kampen Life Investment Trust                                              $ 6,875,389.20
PIMCO Variable Insurance Trust                                                $ 6,211,733.09
American Century(R) Variable Portfolios, Inc.                                 $ 4,784,673.03
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 4,340,994.50
Eaton Vance Variable Trust                                                    $ 3,894,123.46
Goldman Sachs Variable Insurance Trust                                        $ 2,774,705.10
MFS(R) Variable Insurance Trust(SM)                                           $ 2,592,681.47
The Universal Institutional Funds, Inc.                                       $ 2,356,481.41
Evergreen Variable Annuity Trust                                              $ 1,975,681.74
Neuberger Berman Advisers Management Trust                                    $ 1,350,137.36
Wells Fargo Advantage Variable Trust Funds                                    $ 1,276,378.48
Putnam Variable Trust                                                         $ 1,146,355.35
Credit Suisse Trust                                                           $   728,188.25
Royce Capital Fund                                                            $   275,541.01
Third Avenue Variable Series Trust                                            $   262,253.82
Lazard Retirement Series, Inc.                                                $   149,294.72
Calvert Variable Series, Inc.                                                 $    98,468.89
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $    94,399.82
Pioneer Variable Contracts Trust                                              $    82,957.41
Legg Mason Partners Variable Portfolios                                       $    23,855.82
STI Classic Variable Trust                                                    $    15,842.14
Premier VIT                                                                   $     3,804.89
Lincoln Variable Insurance Products Trust                                     $     2,495.59
J.P. Morgan Series Trust II                                                   $     1,187.23
--------------------------------------------------------------------------------------------



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) or their affiliates would be at the top of the list.


 4    RIVERSOURCE VARIABLE ACCOUNT 10

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.





The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2009 was $307,628,681; in 2008 was $383,542,107; and in 2007 was $322,665,705. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2009 and 2008, and for each of the three years in the period ended Dec. 31, 2009, and the individual financial statements of the segregated asset divisions of RiverSource Variable Account 10, sponsored by RiverSource Life Insurance Company, at Dec. 31, 2009, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                                           RIVERSOURCE VARIABLE ACCOUNT 10    5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource Variable Account 10 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource Variable Account 10, referred to in Note 1, at December 31, 2009, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                        (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota

April 23, 2010


 6    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES



                                                   INVESCO VI    INVESCO VI     INVESCO VI    INVESCO VI     INVESCO VI
                                                   CAP APPR,      CAP APPR,      CAP DEV,      CAP DEV,       CORE EQ,
DEC. 31, 2009                                        SER I         SER II         SER I         SER II          SER I

 ASSETS
Investments, at fair value(1),(2)                 $25,047,908   $104,160,856   $19,893,722    $33,383,822   $135,401,629
Dividends receivable                                       --             --            --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --          5,354           479            655             --
Receivable for share redemptions                       42,589        111,314        30,901         82,835        207,166
------------------------------------------------------------------------------------------------------------------------
Total assets                                       25,090,497    104,277,524    19,925,102     33,467,312    135,608,795
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     17,929         75,771        14,376         24,955        144,985
    Contract terminations                              24,660         35,543        16,526         57,880         62,181
Payable for investments purchased                          --          5,354           479            655             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      42,589        116,668        31,381         83,490        207,166
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              24,939,296    104,145,121    19,845,329     33,366,402    133,856,799
Net assets applicable to contracts in payment
  period                                              108,612         15,735        48,392         17,420      1,544,830
Net assets applicable to seed money                        --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $25,047,908   $104,160,856   $19,893,721    $33,383,822   $135,401,629
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               1,232,066      5,208,043     1,762,066      3,037,654      5,433,452
(2) Investments, at cost                          $37,798,660   $113,644,442   $21,689,278    $39,957,763   $115,896,889
------------------------------------------------------------------------------------------------------------------------


                                                   INVESCO VI    INVESCO VI     INVESCO VI    INVESCO VI     INVESCO VI
                                                      DYN,        FIN SERV,     FIN SERV,    GLOBAL HLTH,     INTL GRO,
DEC. 31, 2009 (CONTINUED)                            SER I          SER I         SER II        SER II         SER II
 ASSETS
Investments, at fair value(1),(2)                 $ 6,407,247   $ 14,737,258   $ 5,910,494    $23,380,545   $767,970,930
Dividends receivable                                       --             --            --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --         13,274         4,938         28,359        244,272
Receivable for share redemptions                        9,859         24,864         5,013         48,365        599,069
------------------------------------------------------------------------------------------------------------------------
Total assets                                        6,417,106     14,775,396     5,920,445     23,457,269    768,814,271
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      4,552         10,632         5,013         17,697        597,911
    Contract terminations                               5,307         14,232            --         30,668          1,158
Payable for investments purchased                          --         13,274         4,938         28,359        244,272
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       9,859         38,138         9,951         76,724        843,341
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               6,392,625     14,735,983     5,878,069     23,379,236    767,884,478
Net assets applicable to contracts in payment
  period                                               14,622          1,275        32,425          1,309         86,452
Net assets applicable to seed money                        --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $ 6,407,247   $ 14,737,258   $ 5,910,494    $23,380,545   $767,970,930
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 450,263      2,889,658     1,170,395      1,498,753     29,963,751
(2) Investments, at cost                          $ 5,228,198   $ 23,231,124   $ 7,960,674    $25,574,673   $787,598,439
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                           RIVERSOURCE VARIABLE ACCOUNT 10    7

STATEMENTS OF ASSETS AND LIABILITIES



                                                INVESCO VI        AB VPS          AB VPS         AB VPS         AB VPS
                                                  TECH,      GLOBAL THEMATIC    GRO & INC,      INTL VAL,    LG CAP GRO,
DEC. 31, 2009 (CONTINUED)                         SER I         GRO, CL B          CL B           CL B           CL B

 ASSETS
Investments, at fair value(1),(2)              $28,223,341     $17,971,619     $127,984,486   $647,669,201   $ 3,203,763
Dividends receivable                                    --              --               --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                         8,943          33,843            2,513         64,333           354
Receivable for share redemptions                    22,850          30,085          208,517        786,521         3,200
------------------------------------------------------------------------------------------------------------------------
Total assets                                    28,255,134      18,035,547      128,195,516    648,520,055     3,207,317
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  20,075          13,641           94,256        490,458         2,600
    Contract terminations                            2,775          16,444          114,261        296,063           599
Payable for investments purchased                    8,943          33,843            2,513         64,333           354
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   31,793          63,928          211,030        850,854         3,553
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           28,222,542      17,917,535      127,848,081    646,983,348     3,203,764
Net assets applicable to contracts in payment
  period                                               799          54,084          136,405        685,853            --
Net assets applicable to seed money                     --              --               --             --            --
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $28,223,341     $17,971,619     $127,984,486   $647,669,201   $ 3,203,764
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            2,139,753       1,099,854        8,487,035     44,543,962       129,602
(2) Investments, at cost                       $24,689,450     $16,901,116     $177,069,553   $749,196,050   $ 3,202,623
------------------------------------------------------------------------------------------------------------------------


                                                  AC VP           AC VP            AC VP          AC VP         AC VP
                                                  INTL,           INTL,        MID CAP VAL,      ULTRA,          VAL,
DEC. 31, 2009 (CONTINUED)                          CL I           CL II            CL II          CL II          CL I
 ASSETS
Investments, at fair value(1),(2)              $28,827,243     $59,609,752     $203,460,054   $ 26,369,904   $71,320,714
Dividends receivable                                    --              --               --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                         3,820          11,354           88,437          8,596        18,856
Receivable for share redemptions                    26,786          75,394          159,090        109,292        51,396
------------------------------------------------------------------------------------------------------------------------
Total assets                                    28,857,849      59,696,500      203,707,581     26,487,792    71,390,966
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  20,972          43,529          156,988         19,850        51,396
    Contract terminations                            5,814          31,865            2,102         89,441            --
Payable for investments purchased                    3,820          11,354           88,437          8,596        18,856
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   30,606          86,748          247,527        117,887        70,252
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           28,787,108      59,455,200      203,383,376     26,361,003    71,036,298
Net assets applicable to contracts in payment
  period                                            40,135         154,552           76,678          8,902       284,416
Net assets applicable to seed money                     --              --               --             --            --
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $28,827,243     $59,609,752     $203,460,054   $ 26,369,905   $71,320,714
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            3,729,268       7,721,470       16,773,294      3,279,839    13,507,711
(2) Investments, at cost                       $32,675,046     $55,674,108     $207,811,891   $ 30,589,684   $90,628,425
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 8    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES



                                                     AC VP        CALVERT         COL             COL             COL
                                                     VAL,        VS SOCIAL     HI YIELD,     MARSICO GRO,    MARSICO INTL
DEC. 31, 2009 (CONTINUED)                            CL II          BAL         VS CL B         VS CL A      OPP, VS CL B

 ASSETS
Investments, at fair value(1),(2)                $206,108,543   $27,571,546   $92,024,220   $1,713,729,732   $ 78,881,553
Dividends receivable                                       --            --            --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           12,212           180           993          551,978         43,917
Receivable for share redemptions                      263,471        69,756       514,971        1,343,019         60,799
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      206,384,226    27,641,482    92,540,184    1,715,624,729     78,986,269
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    154,972        20,038        71,734        1,339,656         60,294
    Contract terminations                             108,499        49,718       443,237            3,363            506
Payable for investments purchased                      12,212           180           993          551,978         43,917
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     275,683        69,936       515,964        1,894,997        104,717
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             205,816,699    27,493,065    91,938,256    1,713,373,199     78,645,750
Net assets applicable to contracts in payment
  period                                              291,844        78,481        85,964          356,533        235,802
Net assets applicable to seed money                        --            --            --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $206,108,543   $27,571,546   $92,024,220   $1,713,729,732   $ 78,881,552
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              38,961,917    17,985,353     9,438,382      101,344,159      5,574,668
(2) Investments, at cost                         $271,062,917   $31,954,868   $97,845,128   $1,746,575,572   $108,800,343
-------------------------------------------------------------------------------------------------------------------------


                                                      CS             CS         DREY VIF         EV VT           EG VA
                                                   COMMODITY      U.S. EQ       INTL EQ,     FLOATING-RATE    FUNDAMENTAL
DEC. 31, 2009 (CONTINUED)                           RETURN         FLEX I         SERV            INC        LG CAP, CL 2
 ASSETS
Investments, at fair value(1),(2)                $ 89,247,216   $62,834,612   $ 7,624,237   $  884,458,995   $ 36,686,464
Dividends receivable                                8,662,684            --            --        3,338,988             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           32,294            --         8,077          296,714         39,605
Receivable for share redemptions                      104,326       104,326        14,072          979,803         41,193
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       98,046,520    62,938,938     7,646,386      889,074,500     36,767,262
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     67,899        63,581         6,718          699,536         27,718
    Contract terminations                              36,428        40,745         7,353          280,268         13,475
Payable for investments purchased                   8,694,977            --         8,077        3,635,702         39,605
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   8,799,304       104,326        22,148        4,615,506         80,798
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              89,198,960    62,446,594     7,624,238      884,168,035     36,547,536
Net assets applicable to contracts in payment
  period                                               48,256       388,018            --          290,959        138,848
Net assets applicable to seed money                        --            --            --               --             80
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $ 89,247,216   $62,834,612   $ 7,624,238   $  884,458,994   $ 36,686,464
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              11,651,073     5,038,862       502,587       97,730,276      2,150,438
(2) Investments, at cost                         $117,634,425   $75,650,078   $ 8,916,513   $  879,626,224   $ 34,662,594
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                           RIVERSOURCE VARIABLE ACCOUNT 10    9

STATEMENTS OF ASSETS AND LIABILITIES



                                                   EG VA           FID VIP         FID VIP         FID VIP         FID VIP
                                                 INTL EQ,        CONTRAFUND,     GRO & INC,      GRO & INC,       MID CAP,
DEC. 31, 2009 (CONTINUED)                          CL 2           SERV CL 2        SERV CL        SERV CL 2        SERV CL

 ASSETS
Investments, at fair value(1),(2)             $  752,301,534   $  791,181,505   $ 85,041,637    $171,003,098    $205,621,358
Dividends receivable                                      --               --             --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                     310,497           72,201             --           2,066             348
Receivable for share redemptions                     592,285          806,155        102,859         212,887         226,728
----------------------------------------------------------------------------------------------------------------------------
Total assets                                     753,204,316      792,059,861     85,144,496     171,218,051     205,848,434
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   591,585          606,190         61,502         124,439         148,521
    Contract terminations                                699          199,965         41,357          88,447          78,207
Payable for investments purchased                    310,497           72,201             --           2,066             348
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    902,781          878,356        102,859         214,952         227,076
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            752,147,851      790,229,457     84,830,625     170,694,573     204,742,932
Net assets applicable to contracts in
  payment period                                     153,684          952,048        211,012         308,526         878,426
Net assets applicable to seed money                       --               --             --              --              --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  752,301,535   $  791,181,505   $ 85,041,637    $171,003,099    $205,621,358
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             71,038,861       38,993,667      7,731,058      15,688,358       8,092,143
(2) Investments, at cost                      $  643,429,863   $1,005,446,749   $109,098,706    $198,856,933    $186,060,024
----------------------------------------------------------------------------------------------------------------------------


                                                  FID VIP          FID VIP         FID VIP         FTVIPT          FTVIPT
                                                 MID CAP,         OVERSEAS,       OVERSEAS,     FRANK GLOBAL    FRANK SM CAP
DEC. 31, 2009 (CONTINUED)                        SERV CL 2         SERV CL        SERV CL 2    REAL EST, CL 2     VAL, CL 2
 ASSETS
Investments, at fair value(1),(2)             $1,036,330,593   $   43,185,087   $129,326,024    $170,846,852    $183,263,851
Dividends receivable                                      --               --             --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                     401,571               --        135,123              --          22,253
Receivable for share redemptions                     963,881           59,074        150,549         163,209         160,042
----------------------------------------------------------------------------------------------------------------------------
Total assets                                   1,037,696,045       43,244,161    129,611,696     171,010,061     183,446,146
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   785,381           31,265         96,443         125,668         136,000
    Contract terminations                            178,501           27,809         54,105          37,542          24,042
Payable for investments purchased                    401,571               --        135,123              --          22,253
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,365,453           59,074        285,671         163,210         182,295
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          1,035,464,462       42,874,329    129,008,596     170,536,965     183,050,634
Net assets applicable to contracts in
  payment period                                     866,130          310,758        317,429         309,886         213,217
Net assets applicable to seed money                       --               --             --              --              --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                              $1,036,330,592   $   43,185,087   $129,326,025    $170,846,851    $183,263,851
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             41,288,071        2,880,926      8,667,964      15,645,316      14,351,124
(2) Investments, at cost                      $1,106,717,339   $   52,619,923   $147,976,581    $318,366,161    $196,789,734
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 10    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES



                                                FTVIPT          GS VIT           GS VIT          GS VIT        JANUS ASPEN
                                            MUTUAL SHARES    MID CAP VAL,    STRUCTD SM CAP   STRUCTD U.S.     ENTERPRISE,
DEC. 31, 2009 (CONTINUED)                     SEC, CL 2          INST           EQ, INST        EQ, INST          SERV

 ASSETS
Investments, at fair value(1),(2)            $178,999,271   $  326,736,273    $ 10,406,120    $180,207,162     $18,311,609
Dividends receivable                                   --               --              --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                   27,334          287,695              --           1,528              --
Receivable for share redemptions                  249,342          437,132          21,205         243,998          27,764
---------------------------------------------------------------------------------------------------------------------------
Total assets                                  179,275,947      327,461,100      10,427,325     180,452,688      18,339,373
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                137,219          237,601           7,590         132,326          12,927
    Contract terminations                         112,122          199,531          13,615         111,672          14,837
Payable for investments purchased                  27,334          287,695              --           1,528              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 276,675          724,827          21,205         245,526          27,764
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         178,746,009      326,295,876      10,374,916     180,034,995      18,311,609
Net assets applicable to contracts in
  payment period                                  253,263          440,397          31,204         172,167              --
Net assets applicable to seed money                    --               --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                             $178,999,272   $  326,736,273    $ 10,406,120    $180,207,162     $18,311,609
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          12,277,042       28,787,337       1,179,832      18,969,175         612,428
(2) Investments, at cost                     $210,244,338   $  406,329,769    $ 13,187,678    $228,392,161     $21,781,291
---------------------------------------------------------------------------------------------------------------------------


                                             JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      LM CB VAR          MFS
                                                GLOBAL          JANUS,          OVERSEAS,      SM CAP GRO,   INV GRO STOCK,
DEC. 31, 2009 (CONTINUED)                     TECH, SERV         SERV             SERV            CL I           SERV CL
 ASSETS
Investments, at fair value(1),(2)            $ 21,824,264   $1,454,728,162    $160,461,026    $  7,330,810     $88,112,067
Dividends receivable                                   --               --              --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                   46,281          588,340             285           1,543             673
Receivable for share redemptions                   17,766        1,139,774         230,135           6,797         138,730
---------------------------------------------------------------------------------------------------------------------------
Total assets                                   21,888,311    1,456,456,276     160,691,446       7,339,150      88,251,470
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 15,276        1,139,300         115,065           5,852          64,474
    Contract terminations                           2,490              475         115,071             945          74,256
Payable for investments purchased                  46,281          588,340             285           1,543             673
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  64,047        1,728,115         230,421           8,340         139,403
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          21,678,628    1,454,707,503     160,158,876       7,330,810      87,990,047
Net assets applicable to contracts in
  payment period                                  145,636           20,658         302,149              --         121,946
Net assets applicable to seed money                    --               --              --              --              74
---------------------------------------------------------------------------------------------------------------------------
Total net assets                             $ 21,824,264   $1,454,728,161    $160,461,025    $  7,330,810     $88,112,067
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           4,796,542       68,911,803       3,559,473         593,588       9,159,259
(2) Investments, at cost                     $ 24,735,606   $1,466,331,287    $126,795,923    $  7,344,296     $87,829,590
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    11

STATEMENTS OF ASSETS AND LIABILITIES



                                             MFS                 MFS              NB AMT        NB AMT SOC           OPPEN
                                          NEW DIS,           UTILITIES,            INTL,        RESPONSIVE,        GLOBAL SEC
DEC. 31, 2009 (CONTINUED)                  SERV CL             SERV CL             CL S            CL S             VA, SERV

 ASSETS
Investments, at fair value(1),(2)        $52,364,708       $  236,943,402      $309,505,108   $    2,360,291      $101,815,668
Dividends receivable                              --                   --                --               --                --
Accounts receivable from RiverSource
  Life for contract purchase payments             24              182,521           119,714            1,118           160,519
Receivable for share redemptions              93,456              318,946           241,690            2,065            81,140
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              52,458,188          237,444,869       309,866,512        2,363,474       102,057,327
--------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee            37,909              177,348           241,538            2,002            77,055
    Contract terminations                     55,546              141,598               152               64             4,085
Payable for investments purchased                 24              182,521           119,714            1,118           160,519
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             93,479              501,467           361,404            3,184           241,659
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                     52,312,819          236,579,286       309,491,833        2,360,290       101,559,240
Net assets applicable to contracts in
  payment period                              51,890              364,116            13,275               --           256,428
Net assets applicable to seed money               --                   --                --               --                --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                         $52,364,709       $  236,943,402      $309,505,108   $    2,360,290      $101,815,668
--------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                      4,012,621           10,461,077        32,545,227          194,423         3,874,264
(2) Investments, at cost                 $55,134,046       $  254,431,456      $345,941,931   $    2,745,375      $115,605,351
--------------------------------------------------------------------------------------------------------------------------------


                                            OPPEN               OPPEN              OPPEN           PIMCO             PUT VT
                                       MAIN ST SM CAP   GLOBAL STRATEGIC INC        VAL       VIT ALL ASSET,   GLOBAL HLTH CARE,
DEC. 31, 2009 (CONTINUED)                 VA, SERV            VA, SERV           VA, SERV       ADVISOR CL           CL IB
 ASSETS
Investments, at fair value(1),(2)        $73,523,240       $2,606,148,542      $  4,443,200   $1,199,776,050      $ 26,090,706
Dividends receivable                              --                   --                --               --                --
Accounts receivable from RiverSource
  Life for contract purchase payments          3,091              884,774               678          490,911             5,108
Receivable for share redemptions             112,007            2,047,873             4,732        1,274,752            19,362
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              73,638,338        2,609,081,189         4,448,610    1,201,541,713        26,115,176
--------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee            56,320            2,045,076             3,891          939,931            19,031
    Contract terminations                     55,687                2,797               840          334,822               332
Payable for investments purchased              3,091              884,774               678          490,911             5,108
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                            115,098            2,932,647             5,409        1,765,664            24,471
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                     73,451,742        2,604,114,293         4,443,201    1,199,070,355        26,054,263
Net assets applicable to contracts in
  payment period                              71,498            2,034,249                --          705,694            36,442
Net assets applicable to seed money               --                   --                --               --                --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                         $73,523,240       $2,606,148,542      $  4,443,201   $1,199,776,049      $ 26,090,705
--------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                      5,148,686          484,414,227           494,238      114,264,386         2,145,617
(2) Investments, at cost                 $84,548,321       $2,542,668,588      $  5,146,797   $1,262,277,848      $ 24,614,657
--------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 12    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES



                                                  PUT VT         PUT VT         PUT VT          ROYCE           DISC
                                                 INTL EQ,       NEW OPP,        VISTA,       MICRO-CAP,     ASSET ALLOC,
DEC. 31, 2009 (CONTINUED)                          CL IB          CL IA          CL IB        INVEST CL         AGGR

 ASSETS
Investments, at fair value(1),(2)               $36,019,320    $71,207,360    $30,947,612    $61,287,688   $   20,077,483
Dividends receivable                                     --             --             --             --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                         19,335             --             --             15            1,291
Receivable for share redemptions                     30,650         88,786         63,992         80,346               --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     36,069,305     71,296,146     31,011,604     61,368,049       20,078,774
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   26,291         76,179         22,102         44,388           14,323
    Contract terminations                             4,360         12,607         41,891         35,958               --
Payable for investments purchased                    19,335             --             --             15               --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    49,986         88,786         63,993         80,361           14,323
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            35,984,803     70,649,233     30,833,627     61,094,675       19,931,138
Net assets applicable to contracts in payment
  period                                             34,516        558,127        113,984        193,013          133,249
Net assets applicable to seed money                      --             --             --             --               64
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $36,019,319    $71,207,360    $30,947,611    $61,287,688   $   20,064,451
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             3,250,841      4,106,538      2,684,095      6,431,027        2,293,626
(2) Investments, at cost                        $43,776,577    $93,244,449    $47,379,096    $56,572,701   $   18,197,730
-------------------------------------------------------------------------------------------------------------------------


                                                   DISC           DISC           DISC           DISC          VP DAVIS
                                               ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,     NY VENTURE,
DEC. 31, 2009 (CONTINUED)                         CONSERV          MOD         MOD AGGR      MOD CONSERV        CL 3
 ASSETS
Investments, at fair value(1),(2)               $40,560,281    $85,411,505    $49,647,175    $50,768,300   $1,519,549,215
Dividends receivable                                     --             --             --             --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                         35,105         10,080         20,402        171,388          559,127
Receivable for share redemptions                         --             --             --             --               --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     40,595,386     85,421,585     49,667,577     50,939,688    1,520,108,342
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   30,647         62,038         35,920         38,177        1,189,548
    Contract terminations                            38,263        653,344          2,075         14,489              140
Payable for investments purchased                        --             --             --             --               --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    68,910        715,382         37,995         52,666        1,189,688
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            40,346,267     84,355,737     48,964,041     50,872,579    1,518,842,446
Net assets applicable to contracts in payment
  period                                            180,209        350,466        665,541         14,354           76,208
Net assets applicable to seed money                      --             --             --             89               --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $40,526,476    $84,706,203    $49,629,582    $50,887,022   $1,518,918,654
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             4,119,308      9,324,956      5,535,008      5,368,507      169,636,432
(2) Investments, at cost                        $37,078,596    $79,136,030    $45,824,998    $46,505,227   $1,445,296,567
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    13

STATEMENTS OF ASSETS AND LIABILITIES



                                                 VP GS          VP PTNRS                            RVS VP            RVS VP
                                                MID CAP          SM CAP           RVS VP             CASH               DIV
DEC. 31, 2009 (CONTINUED)                      VAL, CL 3        VAL, CL 3        BAL, CL 3        MGMT, CL 3        BOND, CL 3

 ASSETS
Investments, at fair value(1),(2)           $   12,872,234   $1,090,682,020   $  264,485,095    $  646,091,771    $4,160,787,722
Dividends receivable                                    --               --               --               174                --
Accounts receivable from RiverSource Life
  for contract purchase payments                    17,649          288,788            9,013           338,837         1,456,483
Receivable for share redemptions                        --               --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                    12,889,883    1,090,970,808      264,494,108       646,430,782     4,162,244,205
--------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   9,595          843,909          225,999           518,188         3,295,118
    Contract terminations                            1,233           21,206          227,243         1,174,349           648,879
Payable for investments purchased                       --               --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   10,828          865,115          453,242         1,692,537         3,943,997
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           12,871,527    1,089,727,629      260,291,472       644,416,147     4,153,798,271
Net assets applicable to contracts in
  payment period                                     7,528          378,064        3,749,394           322,098         4,501,937
Net assets applicable to seed money                     --               --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                            $   12,879,055   $1,090,105,693   $  264,040,866    $  644,738,245    $4,158,300,208
--------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            1,403,078       88,932,990       21,519,993       646,091,771       386,646,839
(2) Investments, at cost                    $   14,693,062   $1,120,642,752   $  301,548,497    $  645,772,741    $4,013,758,108
--------------------------------------------------------------------------------------------------------------------------------


                                                RVS VP           RVS VP           RVS VP            RVS VP            RVS VP
                                                DIV EQ             DYN            GLOBAL       GLOBAL INFLATION      HI YIELD
DEC. 31, 2009 (CONTINUED)                      INC, CL 3        EQ, CL 3        BOND, CL 3      PROT SEC, CL 3      BOND, CL 3
 ASSETS
Investments, at fair value(1),(2)           $2,728,139,356   $  452,804,516   $1,429,340,223    $1,786,161,644    $  538,448,744
Dividends receivable                                    --               --               --                --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                   577,690              304          782,519           717,973           229,109
Receivable for share redemptions                        --               --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                 2,728,717,046      452,804,820    1,430,122,742     1,786,879,617       538,677,853
--------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee               2,130,891          377,398        1,129,260         1,408,232           422,827
    Contract terminations                          336,343          200,628               --             2,088           563,636
Payable for investments purchased                       --               --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                2,467,234          578,026        1,129,260         1,410,320           986,463
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        2,722,626,361      447,785,525    1,428,292,612     1,785,340,351       535,199,080
Net assets applicable to contracts in
  payment period                                 3,623,451        4,441,269          700,870           128,946         2,492,310
Net assets applicable to seed money                     --               --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                            $2,726,249,812   $  452,226,794   $1,428,993,482    $1,785,469,297    $  537,691,390
--------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          242,014,868       27,499,482      124,317,365       189,953,160        80,291,975
(2) Investments, at cost                    $2,981,373,217   $  620,287,025   $1,363,806,241    $1,808,728,718    $  528,931,102
--------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 14    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES



                                                  RVS VP          RVS VP         RVS VP                          RVS VP
                                                    INC           MID CAP        MID CAP         RVS VP           SHORT
DEC. 31, 2009 (CONTINUED)                        OPP, CL 3       GRO, CL 3      VAL, CL 3    S&P 500, CL 3   DURATION, CL 3

 ASSETS
Investments, at fair value(1),(2)             $1,565,464,164   $128,811,864   $220,510,539    $151,666,821    $346,017,847
Dividends receivable                                      --             --             --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                     515,157         15,751         28,310         265,477         172,099
Receivable for share redemptions                          --             --             --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                   1,565,979,321    128,827,615    220,538,849     151,932,298     346,189,946
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 1,230,617        105,056        168,186         111,742         262,944
    Contract terminations                            386,344          3,647         34,961          64,406          28,366
Payable for investments purchased                         --             --             --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,616,961        108,703        203,147         176,148         291,310
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          1,564,154,607    128,005,905    220,269,316     151,017,927     345,183,650
Net assets applicable to contracts in
  payment period                                     207,753        713,007         66,386         738,223         714,986
Net assets applicable to seed money                       --             --             --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $1,564,362,360   $128,718,912   $220,335,702    $151,756,150    $345,898,636
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            146,131,275     11,195,148     24,671,474      20,205,158      34,026,466
(2) Investments, at cost                      $1,416,066,663   $124,588,763   $277,909,619    $154,574,307    $348,810,791
---------------------------------------------------------------------------------------------------------------------------


                                                    SEL           SEL VP         SEL VP         THDL VP          THDL VP
                                                    VP            LG CAP         SM CAP           EMER            INTL
DEC. 31, 2009 (CONTINUED)                        GRO, CL 3       VAL, CL 3      VAL, CL 3      MKTS, CL 3       OPP, CL 3
 ASSETS
Investments, at fair value(1),(2)             $  155,386,747   $ 13,067,448   $ 59,236,160    $657,467,942    $163,484,607
Dividends receivable                                      --             --             --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                         892          2,831          2,991         270,517          68,718
Receivable for share redemptions                          --             --             --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     155,387,639     13,070,279     59,239,151     657,738,459     163,553,325
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   112,850          9,597         43,142         524,814         142,735
    Contract terminations                            107,135          2,523        153,122          53,092          32,439
Payable for investments purchased                         --             --             --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    219,985         12,120        196,264         577,906         175,174
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            154,651,865     13,046,549     58,947,810     656,482,125     162,316,219
Net assets applicable to contracts in
  payment period                                     515,789         11,610         95,077         678,428       1,061,932
Net assets applicable to seed money                       --             --             --              --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  155,167,654   $ 13,058,159   $ 59,042,887    $657,160,553    $163,378,151
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             26,694,388      1,571,759      6,525,506      43,255,968      15,184,977
(2) Investments, at cost                      $  200,192,631   $ 15,106,630   $ 75,651,800    $559,187,203    $163,765,772
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    15

STATEMENTS OF ASSETS AND LIABILITIES



                                                   THIRD        VANK LIT         VANK UIF        VANK UIF
                                                    AVE         COMSTOCK,         GLOBAL       MID CAP GRO,      WANGER
DEC. 31, 2009 (CONTINUED)                           VAL           CL II      REAL EST, CL II       CL II          INTL

 ASSETS
Investments, at fair value(1),(2)              $ 62,619,736   $681,300,780     $264,521,914     $47,117,081   $893,101,535
Dividends receivable                                     --             --               --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --        168,266           49,548          16,814        241,718
Receivable for share redemptions                     53,081        549,126          250,150          56,273        736,609
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     62,672,817    682,018,172      264,821,612      47,190,168    894,079,862
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   45,527        525,165          205,599          35,699        680,819
    Contract terminations                             7,554         23,961           44,551          20,574         55,789
Payable for investments purchased                        --        168,266           49,548          16,814        241,718
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    53,081        717,392          299,698          73,087        978,326
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            62,364,911    681,144,653      264,453,867      47,070,294    892,616,883
Net assets applicable to contracts in payment
  period                                            254,825        156,127           68,047          46,787        484,653
Net assets applicable to seed money                      --             --               --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $ 62,619,736   $681,300,780     $264,521,914     $47,117,081   $893,101,536
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             4,628,214     67,455,523       34,264,497       5,189,106     30,091,022
(2) Investments, at cost                       $ 77,421,329   $811,576,638     $291,987,922     $56,515,188   $847,902,056
--------------------------------------------------------------------------------------------------------------------------


                                                                 WF ADV           WF ADV          WF ADV         WF ADV
                                                  WANGER        VT INDEX         VT INTL            VT             VT
DEC. 31, 2009 (CONTINUED)                           USA        ASSET ALLOC         CORE             OPP        SM CAP GRO
 ASSETS
Investments, at fair value(1),(2)              $745,595,633   $ 41,323,976     $  7,251,113     $47,588,712   $ 84,640,004
Dividends receivable                                     --             --               --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                        653,346         13,156           14,785           5,735         39,748
Receivable for share redemptions                    864,725         37,014            5,271          96,749         85,697
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    747,113,704     41,374,146        7,271,169      47,691,196     84,765,449
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  563,180         30,522            5,256          34,852         63,057
    Contract terminations                           301,544          6,492               15          61,897         22,640
Payable for investments purchased                   653,346         13,156           14,785           5,735         39,748
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 1,518,070         50,170           20,056         102,484        125,445
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           745,163,833     41,124,023        7,242,543      47,571,808     84,580,249
Net assets applicable to contracts in payment
  period                                            431,801        199,953            8,570          16,904         59,755
Net assets applicable to seed money                      --             --               --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $745,595,634   $ 41,323,976     $  7,251,113     $47,588,712   $ 84,640,004
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            27,161,954      3,924,404        1,441,573       3,170,467     13,329,135
(2) Investments, at cost                       $763,664,026   $ 48,327,211     $ 10,545,768     $57,478,713   $ 96,548,742
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 16    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS



                                                 INVESCO VI     INVESCO VI     INVESCO VI      INVESCO VI     INVESCO VI
                                                 CAP APPR,      CAP APPR,       CAP DEV,        CAP DEV,       CORE EQ,
YEAR ENDED DEC. 31, 2009                           SER I          SER II          SER I          SER II          SER I
 INVESTMENT INCOME
Dividend income                                 $   145,394    $   262,423    $         --   $          --   $  2,237,368
Variable account expenses                           204,647        815,039         156,938         264,934      1,611,625
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (59,253)      (552,616)       (156,938)       (264,934)       625,743
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                             6,551,248     18,799,064       5,146,159       7,715,295     34,025,541
  Cost of investments sold                       11,656,026     24,371,207       6,982,743      11,650,376     35,142,947
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (5,104,778)    (5,572,143)     (1,836,584)     (3,935,081)    (1,117,406)
Distributions from capital gains                         --             --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                     9,491,963     23,330,361       8,340,478      14,524,850     30,337,230
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    4,387,185     17,758,218       6,503,894      10,589,769     29,219,824
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 4,327,932    $17,205,602    $  6,346,956   $  10,324,835   $ 29,845,567
-------------------------------------------------------------------------------------------------------------------------

                                                 INVESCO VI     INVESCO VI     INVESCO VI      INVESCO VI     INVESCO VI
                                                    DYN,        FIN SERV,       FIN SERV,     GLOBAL HLTH,     INTL GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SER I          SER I          SER II          SER II         SER II
 INVESTMENT INCOME
Dividend income                                 $        --    $   420,531    $    163,513   $      26,773   $  9,159,737
Variable account expenses                            47,684        103,543          43,476         179,413      5,514,284
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (47,684)       316,988         120,037        (152,640)     3,645,453
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                             1,475,965      3,979,575       1,301,206       4,861,332     43,192,877
  Cost of investments sold                        1,565,690      8,301,513       2,243,264       6,350,588     58,148,727
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (89,725)    (4,321,938)       (942,058)     (1,489,256)   (14,955,850)
Distributions from capital gains                         --             --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                     2,086,156      7,376,218       2,101,914       6,527,759    196,856,943
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,996,431      3,054,280       1,159,856       5,038,503    181,901,093
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 1,948,747    $ 3,371,268    $  1,279,893   $   4,885,863   $185,546,546
-------------------------------------------------------------------------------------------------------------------------

                                                 INVESCO VI   AB VPS GLOBAL      AB VPS          AB VPS         AB VPS
                                                   TECH,      THEMATIC GRO,    GRO & INC,      INTL VAL,      LG CAP GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SER I           CL B           CL B            CL B           CL B
 INVESTMENT INCOME
Dividend income                                 $        --    $        --    $  4,320,789   $   6,281,031   $         --
Variable account expenses                           174,465        111,610       1,061,827       6,611,650         23,281
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (174,465)      (111,610)      3,258,962        (330,619)       (23,281)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                             3,137,524      2,887,410      29,012,319     488,196,235        553,872
  Cost of investments sold                        3,677,905      3,494,382      46,433,973     730,895,342        710,319
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (540,381)      (606,972)    (17,421,654)   (242,699,107)      (156,447)
Distributions from capital gains                         --             --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                     9,879,261      5,777,996      35,443,487     444,152,316        930,904
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    9,338,880      5,171,024      18,021,833     201,453,209        774,457
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 9,164,415    $ 5,059,414    $ 21,280,795   $ 201,122,590   $    751,176
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    17

STATEMENTS OF OPERATIONS



                                                    AC VP         AC VP          AC VP          AC VP           AC VP
                                                    INTL,         INTL,      MID CAP VAL,       ULTRA,          VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL I          CL II          CL II          CL II           CL I
 INVESTMENT INCOME
Dividend income                                 $    575,799   $ 1,099,088   $  7,335,391    $     39,171   $  3,911,219
Variable account expenses                            228,252       467,218      1,719,669         202,440        566,731
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      347,547       631,870      5,615,722        (163,269)     3,344,488
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                              7,221,875    13,288,563     74,386,801       5,996,513     14,524,974
  Cost of investments sold                        10,320,268    15,747,640     96,828,574       8,845,296     21,742,074
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (3,098,393)   (2,459,077)   (22,441,773)     (2,848,783)    (7,217,100)
Distributions from capital gains                          --            --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                     10,135,527    16,870,540     63,020,683       9,632,641     15,305,129
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     7,037,134    14,411,463     40,578,910       6,783,858      8,088,029
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  7,384,681   $15,043,333   $ 46,194,632    $  6,620,589   $ 11,432,517
------------------------------------------------------------------------------------------------------------------------

                                                    AC VP        CALVERT          COL            COL             COL
                                                    VAL,        VS SOCIAL      HI YIELD,     MARSICO GRO,   MARSICO INTL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL II          BAL          VS CL B        VS CL A      OPP, VS CL B
 INVESTMENT INCOME
Dividend income                                 $ 10,290,944   $   545,171   $  8,429,526    $ 11,325,737   $  1,314,397
Variable account expenses                          1,659,496       224,616        748,945      11,962,593        637,153
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    8,631,448       320,555      7,680,581        (636,856)       677,244
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                             35,043,151     5,467,446     16,256,753      80,541,136     18,693,051
  Cost of investments sold                        54,514,028     7,285,728     19,479,358      96,308,507     33,500,909
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (19,470,877)   (1,818,282)    (3,222,605)    (15,767,371)   (14,807,858)
Distributions from capital gains                          --            --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                     43,667,336     7,185,010     23,912,800     356,601,733     35,247,373
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    24,196,459     5,366,728     20,690,195     340,834,362     20,439,515
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 32,827,907   $ 5,687,283   $ 28,370,776    $340,197,506   $ 21,116,759
------------------------------------------------------------------------------------------------------------------------

                                                     CS             CS         DREY VIF         EV VT           EG VA
                                                  COMMODITY      U.S. EQ       INTL EQ,     FLOATING-RATE    FUNDAMENTAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)               RETURN         FLEX I         SERV            INC        LG CAP, CL 2
 INVESTMENT INCOME
Dividend income                                 $  8,762,312   $   557,832   $    242,212    $ 32,827,518   $    313,753
Variable account expenses                            645,329       640,379         66,579       6,499,145        240,801
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    8,116,983       (82,547)       175,633      26,328,373         72,952
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                              7,490,071    14,109,106      1,865,343      44,376,586      4,455,806
  Cost of investments sold                        10,891,696    21,668,953      2,726,885      51,597,242      5,240,470
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (3,401,625)   (7,559,847)      (861,542)     (7,220,656)      (784,664)
Distributions from capital gains                          --            --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                      8,523,612    18,384,073      2,060,582     198,712,069      8,956,333
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     5,121,987    10,824,226      1,199,040     191,491,413      8,171,669
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 13,238,970   $10,741,679   $  1,374,673    $217,819,786   $  8,244,621
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 18    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS



                                                EG VA          FID VIP          FID VIP          FID VIP         FID VIP
                                               INTL EQ,      CONTRAFUND,      GRO & INC,       GRO & INC,       MID CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL 2         SERV CL 2         SERV CL         SERV CL 2        SERV CL
 INVESTMENT INCOME
Dividend income                             $   1,732,630   $   8,388,298    $    766,775     $  1,334,849    $  1,073,274
Variable account expenses                       3,528,022       8,151,414         683,482        1,381,858       1,611,397
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (1,795,392)        236,884          83,293          (47,009)       (538,123)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                          50,133,611     593,649,540      18,895,345       37,420,333      43,290,656
  Cost of investments sold                     46,040,475     946,628,913      29,024,471       52,134,624      48,410,668
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   4,093,136    (352,979,373)    (10,129,126)     (14,714,291)     (5,120,012)
Distributions from capital gains                       --         193,105              --               --         930,948
Net change in unrealized appreciation or
  depreciation of investments                 127,731,038     584,421,899      28,532,661       51,670,655      66,598,441
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                131,824,174     231,635,631      18,403,535       36,956,364      62,409,377
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 130,028,782   $ 231,872,515    $ 18,486,828     $ 36,909,355    $ 61,871,254
--------------------------------------------------------------------------------------------------------------------------

                                               FID VIP         FID VIP          FID VIP          FTVIPT          FTVIPT
                                               MID CAP,       OVERSEAS,        OVERSEAS,      FRANK GLOBAL    FRANK SM CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)          SERV CL 2        SERV CL         SERV CL 2     REAL EST, CL 2     VAL, CL 2
 INVESTMENT INCOME
Dividend income                             $   4,196,663   $     788,091    $  2,204,208     $ 19,636,860    $  2,775,348
Variable account expenses                       8,750,522         340,838       1,033,553        1,322,079       1,456,522
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (4,553,859)        447,253       1,170,655       18,314,781       1,318,826
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                         317,796,938      10,027,162      27,446,413       35,888,851      37,384,693
  Cost of investments sold                    426,047,659      15,042,840      38,591,411       82,974,294      48,917,502
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (108,250,721)     (5,015,678)    (11,144,998)     (47,085,443)    (11,532,809)
Distributions from capital gains                4,714,168         130,406         384,952               --       7,642,928
Net change in unrealized appreciation or
  depreciation of investments                 419,401,944      13,219,075      35,438,317       52,846,215      43,213,432
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                315,865,391       8,333,803      24,678,271        5,760,772      39,323,551
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 311,311,532   $   8,781,056    $ 25,848,926     $ 24,075,553    $ 40,642,377
--------------------------------------------------------------------------------------------------------------------------

                                                FTVIPT          GS VIT          GS VIT           GS VIT        JANUS ASPEN
                                            MUTUAL SHARES    MID CAP VAL,   STRUCTD SM CAP    STRUCTD U.S.     ENTERPRISE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)          SEC, CL 2          INST          EQ, INST         EQ, INST          SERV
 INVESTMENT INCOME
Dividend income                             $   3,137,611   $   5,168,256    $    107,720     $  3,373,063    $         --
Variable account expenses                       1,485,895       2,553,776          80,476        1,462,467         135,292
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 1,651,716       2,614,480          27,244        1,910,596        (135,292)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                          34,330,734      70,885,044       2,482,542       38,429,046       3,629,917
  Cost of investments sold                     48,326,485     110,423,843       3,945,778       57,400,630       5,514,350
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (13,995,751)    (39,538,799)     (1,463,236)     (18,971,584)     (1,884,433)
Distributions from capital gains                       --              --              --               --              --
Net change in unrealized appreciation or
  depreciation of investments                  48,608,825     119,134,008       3,616,257       47,711,018       7,927,346
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 34,613,074      79,595,209       2,153,021       28,739,434       6,042,913
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $  36,264,790   $  82,209,689    $  2,180,265     $ 30,650,030    $  5,907,621
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    19

STATEMENTS OF OPERATIONS



                                              JANUS ASPEN       JANUS ASPEN      JANUS ASPEN      LM CB VAR       MFS INV
                                                GLOBAL            JANUS,          OVERSEAS,      SM CAP GRO,     GRO STOCK,
YEAR ENDED DEC. 31, 2009 (CONTINUED)          TECH, SERV           SERV             SERV            CL I          SERV CL
 INVESTMENT INCOME
Dividend income                               $        --      $  4,019,693     $    531,656    $         --    $   296,485
Variable account expenses                         134,539         9,954,712        1,114,433          51,860        609,550
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (134,539)       (5,935,019)        (582,777)        (51,860)      (313,065)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                           1,973,810        68,346,239       21,139,478       1,471,205      8,922,337
  Cost of investments sold                      3,087,842        83,170,377       24,002,704       1,904,168     11,160,136
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (1,114,032)      (14,824,138)      (2,863,226)       (432,963)    (2,237,799)
Distributions from capital gains                       --                --        3,684,756              --             --
Net change in unrealized appreciation or
  depreciation of investments                   8,155,612       366,845,252       71,467,925       2,471,524     25,721,007
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  7,041,580       352,021,114       72,289,455       2,038,561     23,483,208
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 6,907,041      $346,086,095     $ 71,706,678    $  1,986,701    $23,170,143
---------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS            NB AMT        NB AMT SOC        OPPEN
                                               NEW DIS,         UTILITIES,          INTL,        RESPONSIVE,     GLOBAL SEC
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SERV CL           SERV CL           CL S            CL S          VA, SERV
 INVESTMENT INCOME
Dividend income                               $        --      $ 10,067,044     $  9,449,792    $     39,411    $ 1,723,508
Variable account expenses                         361,694         1,873,094        2,358,018          19,143        783,920
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (361,694)        8,193,950        7,091,774          20,268        939,588
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                           7,312,292        43,909,962       42,550,390         294,571     17,109,654
  Cost of investments sold                     10,851,527        58,181,190       57,565,083         430,746     25,238,513
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (3,539,235)      (14,271,228)     (15,014,693)       (136,175)    (8,128,859)
Distributions from capital gains                       --                --               --              --      1,911,246
Net change in unrealized appreciation or
  depreciation of investments                  24,075,207        64,272,529       84,857,173         634,486     33,275,208
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 20,535,972        50,001,301       69,842,480         498,311     27,057,595
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $20,174,278      $ 58,195,251     $ 76,934,254    $    518,579    $27,997,183
---------------------------------------------------------------------------------------------------------------------------

                                                 OPPEN             OPPEN            OPPEN           PIMCO          PUT VT
                                            MAIN ST SM CAP   GLOBAL STRATEGIC      VAL VA,     VIT ALL ASSET,   GLOBAL HLTH
YEAR ENDED DEC. 31, 2009 (CONTINUED)           VA, SERV        INC VA, SERV         SERV         ADVISOR CL     CARE, CL IB
 INVESTMENT INCOME
Dividend income                               $   416,213      $  5,356,672     $      5,872    $ 74,841,194    $ 2,890,642
Variable account expenses                         577,988        21,201,271           34,555      10,070,375        213,815
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (161,775)      (15,844,599)         (28,683)     64,770,819      2,676,827
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                          13,595,071       202,352,671          860,462     335,511,201      6,301,149
  Cost of investments sold                     19,895,378       227,495,407        1,263,162     384,410,558      6,779,556
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (6,300,307)      (25,142,736)        (402,700)    (48,899,357)      (478,407)
Distributions from capital gains                       --         1,678,820               --              --             --
Net change in unrealized appreciation or
  depreciation of investments                  26,119,350       409,458,541        1,322,607     186,231,108      3,326,109
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 19,819,043       385,994,625          919,907     137,331,751      2,847,702
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $19,657,268      $370,150,026     $    891,224    $202,102,570    $ 5,524,529
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 20    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS



                                                  PUT VT         PUT VT         PUT VT          ROYCE          DISC
                                                 INTL EQ,       NEW OPP,        VISTA,       MICRO-CAP,    ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL IB          CL IA          CL IB        INVEST CL        AGGR
 INVESTMENT INCOME
Dividend income                                 $        --   $    464,356   $         --   $         --   $         --
Variable account expenses                           291,880        834,379        234,099        442,430        118,653
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (291,880)      (370,023)      (234,099)      (442,430)      (118,653)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                             8,923,631     16,020,272      6,372,430     10,758,974      3,170,961
  Cost of investments sold                       13,296,480     25,695,804     12,242,227     13,507,824      3,161,780
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (4,372,849)    (9,675,532)    (5,869,797)    (2,748,850)         9,181
Distributions from capital gains                         --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    11,638,232     27,869,479     15,114,482     26,634,339      3,541,173
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    7,265,383     18,193,947      9,244,685     23,885,489      3,550,354
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 6,973,503   $ 17,823,924   $  9,010,586   $ 23,443,059   $  3,431,701
-----------------------------------------------------------------------------------------------------------------------

                                                   DISC           DISC           DISC           DISC         VP DAVIS
                                               ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,    NY VENTURE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CONSERV          MOD         MOD AGGR      MOD CONSERV       CL 3
 INVESTMENT INCOME
Dividend income                                 $        --   $         --   $         --   $         --   $         --
Variable account expenses                           275,208        501,654        328,141        313,165      9,602,379
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (275,208)      (501,654)      (328,141)      (313,165)    (9,602,379)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                            15,899,380     13,394,794     12,013,242      8,475,792    115,888,817
  Cost of investments sold                       15,619,059     14,286,548     12,366,338      8,550,776    130,719,745
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       280,321       (891,754)      (353,096)       (74,984)   (14,830,928)
Distributions from capital gains                         --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     4,873,371     12,661,873      9,250,822      6,965,312    365,129,530
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    5,153,692     11,770,119      8,897,726      6,890,328    350,298,602
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 4,878,484   $ 11,268,465   $  8,569,585   $  6,577,163   $340,696,223
-----------------------------------------------------------------------------------------------------------------------

                                                   VP GS        VP PTNRS        RVS VP         RVS VP         RVS VP
                                               MID CAP VAL,    SM CAP VAL,       BAL,        CASH MGMT,      DIV BOND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3           CL 3           CL 3           CL 3           CL 3
 INVESTMENT INCOME
Dividend income                                 $        --   $         --   $         --   $    719,234   $157,729,719
Variable account expenses                            98,184      8,045,658      2,476,443      8,923,010     35,205,378
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (98,184)    (8,045,658)    (2,476,443)    (8,203,776)   122,524,341
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                             3,191,218    102,711,181     62,418,736    765,173,507    578,191,962
  Cost of investments sold                        4,776,150    124,156,736     84,705,680    765,013,424    587,890,480
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (1,584,932)   (21,445,555)   (22,286,944)       160,083     (9,698,518)
Distributions from capital gains                         --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     5,098,851    315,695,353     80,267,710        863,327    347,434,702
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    3,513,919    294,249,798     57,980,766      1,023,410    337,736,184
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 3,415,735   $286,204,140   $ 55,504,323   $ (7,180,366)  $460,260,525
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    21

STATEMENTS OF OPERATIONS



                                               RVS VP         RVS VP         RVS VP           RVS VP             RVS VP
                                             DIV EQ INC,      DYN EQ,     GLOBAL BOND,   GLOBAL INFLATION       HI YIELD
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL 3           CL 3           CL 3        PROT SEC, CL 3       BOND, CL 3
 INVESTMENT INCOME
Dividend income                             $         --   $         --   $ 23,351,342     $103,558,609       $ 48,879,456
Variable account expenses                     20,498,525      4,081,507     12,031,501       11,089,903          4,464,690
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (20,498,525)    (4,081,507)    11,319,841       92,468,706         44,414,766
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                        278,395,039     91,891,002    228,600,212       39,959,352         85,662,962
  Cost of investments sold                   354,652,582    156,838,392    230,917,926       40,466,873         96,254,324
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (76,257,543)   (64,947,390)    (2,317,714)        (507,521)       (10,591,362)
Distributions from capital gains                      --             --             --           51,598                 --
Net change in unrealized appreciation or
  depreciation of investments                689,203,430    153,856,250    115,381,226      (19,359,768)       163,884,654
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               612,945,887     88,908,860    113,063,512      (19,815,691)       153,293,292
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $592,447,362   $ 84,827,353   $124,383,353     $ 72,653,015       $197,708,058
---------------------------------------------------------------------------------------------------------------------------

                                               RVS VP         RVS VP         RVS VP           RVS VP             RVS VP
                                              INC OPP,     MID CAP GRO,   MID CAP VAL,        S&P 500       SHORT DURATION,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL 3           CL 3           CL 3             CL 3               CL 3
 INVESTMENT INCOME
Dividend income                             $ 47,817,177   $         --   $         --     $         --       $ 11,117,888
Variable account expenses                      9,735,437      1,003,663      1,960,228        1,173,407          3,177,949
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               38,081,740     (1,003,663)    (1,960,228)      (1,173,407)         7,939,939
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                         47,815,322     15,294,084     98,877,264       28,021,847        106,839,620
  Cost of investments sold                    52,690,060     20,330,511    163,010,996       34,572,974        108,580,565
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (4,874,738)    (5,036,427)   (64,133,732)      (6,551,127)        (1,740,945)
Distributions from capital gains                      --             --             --               --                 --
Net change in unrealized appreciation or
  depreciation of investments                289,109,296     52,849,944    133,998,190       38,794,603          9,874,729
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               284,234,558     47,813,517     69,864,458       32,243,476          8,133,784
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $322,316,298   $ 46,809,854   $ 67,904,230     $ 31,070,069       $ 16,073,723
---------------------------------------------------------------------------------------------------------------------------

                                                 SEL          SEL VP         SEL VP           THDL VP           THDL VP
                                               VP GRO,      LG CAP VAL,    SM CAP VAL,      EMER MKTS,         INTL OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL 3           CL 3           CL 3             CL 3               CL 3
 INVESTMENT INCOME
Dividend income                             $         --   $         --   $         --     $  2,164,010       $  2,319,313
Variable account expenses                      1,198,578         89,110        437,572        5,523,565          1,541,024
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (1,198,578)       (89,110)      (437,572)      (3,359,555)           778,289
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                         33,257,395      2,656,070     11,985,564      341,897,181         37,152,293
  Cost of investments sold                    54,869,229      3,913,288     20,260,719      423,548,858         47,325,026
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (21,611,834)    (1,257,218)    (8,275,155)     (81,651,677)       (10,172,733)
Distributions from capital gains                      --             --             --               --                 --
Net change in unrealized appreciation or
  depreciation of investments                 65,311,646      3,727,958     25,589,634      405,264,252         43,374,939
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                43,699,812      2,470,740     17,314,479      323,612,575         33,202,206
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 42,501,234   $  2,381,630   $ 16,876,907     $320,253,020       $ 33,980,495
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 22    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS



                                                     THIRD         VANK LIT       VANK UIF       VANK UIF
                                                      AVE         COMSTOCK,      GLOBAL REAL     MID CAP        WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  VAL           CL II        EST, CL II     GRO, CL II       INTL
 INVESTMENT INCOME
Dividend income                                   $        --   $  30,298,265   $     48,245   $        --   $ 25,335,904
Variable account expenses                             487,695       6,080,899      2,274,817       326,427      6,191,065
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (487,695)     24,217,366     (2,226,572)     (326,427)    19,144,839
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                              14,816,120     270,974,044    115,096,898     7,650,227    104,604,197
  Cost of investments sold                         20,959,101     400,942,366    163,882,982    13,129,148    125,629,402
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments   (6,142,981)   (129,968,322)   (48,786,084)   (5,478,921)   (21,025,205)
Distributions from capital gains                   13,374,296              --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                      13,926,594     257,412,229    135,827,610    21,516,169    276,679,585
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     21,157,909     127,443,907     87,041,526    16,037,248    255,654,380
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $20,670,214   $ 151,661,273   $ 84,814,954   $15,710,821   $274,799,219
-------------------------------------------------------------------------------------------------------------------------





                                                                    WF ADV        WF ADV        WF ADV        WF ADV
                                                     WANGER        VT INDEX      VT INTL          VT            VT
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   USA       ASSET ALLOC       CORE          OPP        SM CAP GRO
 INVESTMENT INCOME
Dividend income                                   $         --   $   825,491   $   208,042   $        --   $        --
Variable account expenses                            5,504,013       352,130        58,385       360,099       571,333
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (5,504,013)      473,361       149,657      (360,099)     (571,333)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                               99,982,181    12,670,072     1,781,128     9,438,155     9,170,652
  Cost of investments sold                         126,878,286    17,352,445     3,071,430    14,713,518    14,583,274
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments   (26,896,105)   (4,682,373)   (1,290,302)   (5,275,363)   (5,412,622)
Distributions from capital gains                            --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                      255,617,339     9,125,744     1,821,933    21,395,093    32,780,362
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     228,721,234     4,443,371       531,631    16,119,730    27,367,740
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $223,217,221   $ 4,916,732   $   681,288   $15,759,631   $26,796,407
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    23

STATEMENTS OF CHANGES IN NET ASSETS



                                                   INVESCO VI    INVESCO VI     INVESCO VI    INVESCO VI    INVESCO VI
                                                   CAP APPR,      CAP APPR,      CAP DEV,      CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2009                             SER I         SER II         SER I         SER II         SER I
 OPERATIONS
Investment income (loss) -- net                   $   (59,253)  $   (552,616)  $  (156,938)  $  (264,934)  $    625,743
Net realized gain (loss) on sales of investments   (5,104,778)    (5,572,143)   (1,836,584)   (3,935,081)    (1,117,406)
Distributions from capital gains                           --             --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       9,491,963     23,330,361     8,340,478    14,524,850     30,337,230
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   4,327,932     17,205,602     6,346,956    10,324,835     29,845,567
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            514,497      1,712,109       307,792       873,334      2,326,222
Net transfers(1)                                   (4,637,324)    (8,453,732)   (3,482,557)   (5,093,513)    (5,993,364)
Transfers for policy loans                             41,453         10,470           745         9,686        313,459
Adjustments to net assets allocated to contracts
  in payment period                                    (5,594)        (8,848)       56,512        (3,089)      (486,274)
Contract charges                                      (19,213)      (365,768)      (11,705)      (25,274)      (172,599)
Contract terminations:
    Surrender benefits                             (1,628,007)    (4,414,512)   (1,294,429)   (1,522,090)   (25,155,941)
    Death benefits                                   (291,319)      (696,294)     (177,815)     (323,407)    (1,797,415)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (6,025,507)   (12,216,575)   (4,601,457)   (6,084,353)   (30,965,912)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    26,745,483     99,171,829    18,148,222    29,143,340    136,521,974
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $25,047,908   $104,160,856   $19,893,721   $33,383,822   $135,401,629
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             41,116,063    139,781,286    16,729,519    36,124,153     92,624,670
Contract purchase payments                            772,065      2,400,730       246,713     1,064,035      1,520,479
Net transfers(1)                                   (7,015,244)   (12,050,025)   (2,862,370)   (5,583,200)    (4,209,615)
Transfers for policy loans                             60,117         15,707         3,547        10,865        206,808
Contract charges                                      (29,150)      (495,405)       (9,544)      (28,009)      (112,406)
Contract terminations:
    Surrender benefits                             (2,419,200)    (5,995,182)   (1,009,724)   (1,600,041)   (16,299,857)
    Death benefits                                   (444,076)      (950,939)     (139,371)     (343,847)    (1,189,517)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   32,040,575    122,706,172    12,958,770    29,643,956     72,540,562
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 24    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI     INVESCO VI
                                                       DYN,       FIN SERV,     FIN SERV,    GLOBAL HLTH,     INTL GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  SER I         SER I         SER II        SER II         SER II
 OPERATIONS
Investment income (loss) -- net                    $   (47,684)  $   316,988   $   120,037    $  (152,640)  $  3,645,453
Net realized gain (loss) on sales of investments       (89,725)   (4,321,938)     (942,058)    (1,489,256)   (14,955,850)
Distributions from capital gains                            --            --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                        2,086,156     7,376,218     2,101,914      6,527,759    196,856,943
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,948,747     3,371,268     1,279,893      4,885,863    185,546,546
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             131,490       358,052       663,785        927,327     98,838,649
Net transfers(1)                                      (870,546)    1,343,659     1,023,687      1,216,565     45,595,755
Transfers for policy loans                               3,761        10,083           186         (7,670)        19,914
Adjustments to net assets allocated to contracts
  in payment period                                     (1,197)         (372)       (1,898)           794         34,271
Contract charges                                        (6,293)      (12,573)       (3,960)       (17,440)    (2,762,858)
Contract terminations:
    Surrender benefits                                (359,479)     (977,788)     (115,009)    (1,032,948)   (17,344,547)
    Death benefits                                     (70,748)     (110,561)      (66,808)      (155,924)    (3,466,091)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,173,012)      610,500     1,499,983        930,704    120,915,093
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      5,631,512    10,755,490     3,130,618     17,563,978    461,509,291
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 6,407,247   $14,737,258   $ 5,910,494    $23,380,545   $767,970,930
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               7,742,275    25,118,996     8,625,759     21,603,800    537,766,644
Contract purchase payments                             161,210       854,920     1,796,989      1,038,017    107,607,053
Net transfers(1)                                    (1,138,661)    3,687,670     3,007,079      1,491,463     46,928,415
Transfers for policy loans                               4,496        24,351           497         (7,789)        20,855
Contract charges                                        (7,504)      (28,606)      (10,881)       (19,933)    (2,920,526)
Contract terminations:
    Surrender benefits                                (439,046)   (2,176,049)     (299,261)    (1,178,284)   (17,432,382)
    Death benefits                                     (87,189)     (276,718)     (161,954)      (166,871)    (3,626,240)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     6,235,581    27,204,564    12,958,228     22,760,403    668,343,819
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    25

STATEMENTS OF CHANGES IN NET ASSETS



                                              INVESCO VI          AB VPS             AB VPS          AB VPS         AB VPS
                                                TECH,      GLOBAL THEMATIC GRO,    GRO & INC,      INTL VAL,     LG CAP GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SER I              CL B               CL B            CL B           CL B
 OPERATIONS
Investment income (loss) -- net              $  (174,465)       $  (111,610)      $  3,258,962   $    (330,619)   $  (23,281)
Net realized gain (loss) on sales of
  investments                                   (540,381)          (606,972)       (17,421,654)   (242,699,107)     (156,447)
Distributions from capital gains                      --                 --                 --              --            --
Net change in unrealized appreciation or
  depreciation of investments                  9,879,261          5,777,996         35,443,487     444,152,316       930,904
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    9,164,415          5,059,414         21,280,795     201,122,590       751,176
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       353,513            985,340          2,972,730      68,004,011       361,909
Net transfers(1)                               4,666,749          4,746,354        (19,956,545)   (386,003,689)      251,528
Transfers for policy loans                         7,114                 46             59,124          77,934          (785)
Adjustments to net assets allocated to
  contracts in payment period                        710             53,096            (23,047)        (32,717)           --
Contract charges                                 (60,057)           (11,822)          (113,546)     (2,199,705)       (1,670)
Contract terminations:
    Surrender benefits                        (1,047,745)          (526,484)        (6,940,999)    (30,517,203)      (94,178)
    Death benefits                              (221,433)           (92,649)          (963,351)     (5,876,984)       (7,670)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 3,698,851          5,153,881        (24,965,634)   (356,548,353)      509,134
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               15,360,075          7,758,324        131,669,325     803,094,964     1,943,454
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $28,223,341        $17,971,619       $127,984,486   $ 647,669,201    $3,203,764
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        32,200,674         10,969,877        166,185,303     949,299,324     2,648,525
Contract purchase payments                       610,358          1,093,975          3,744,311     106,732,637       424,736
Net transfers(1)                               7,373,502          5,340,956        (24,569,997)   (494,939,271)      268,289
Transfers for policy loans                        11,641                394             69,876          49,277          (708)
Contract charges                                (101,111)           (13,469)          (139,235)     (2,841,346)       (1,991)
Contract terminations:
    Surrender benefits                        (1,730,886)          (603,842)        (8,377,676)    (28,054,317)     (113,889)
    Death benefits                              (390,772)           (99,306)        (1,150,330)     (6,146,635)       (9,620)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              37,973,406         16,688,585        135,762,252     524,099,669     3,215,342
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 26    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                     AC VP          AC VP          AC VP         AC VP          AC VP
                                                     INTL,          INTL,      MID CAP VAL,      ULTRA,         VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL I          CL II          CL II         CL II          CL I
 OPERATIONS
Investment income (loss) -- net                   $   347,547   $    631,870   $  5,615,722   $  (163,269)  $  3,344,488
Net realized gain (loss) on sales of investments   (3,098,393)    (2,459,077)   (22,441,773)   (2,848,783)    (7,217,100)
Distributions from capital gains                           --             --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                      10,135,527     16,870,540     63,020,683     9,632,641     15,305,129
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   7,384,681     15,043,333     46,194,632     6,620,589     11,432,517
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            342,565      1,015,452     31,224,291       720,607      1,020,477
Net transfers(1)                                   (5,013,160)    (9,026,555)   (54,126,313)   (1,271,973)    (6,946,438)
Transfers for policy loans                              4,541            223        (20,398)       (8,173)        34,941
Adjustments to net assets allocated to contracts
  in payment period                                     3,450         15,941          7,249         7,763        (18,209)
Contract charges                                      (13,011)       (48,269)      (866,564)      (25,200)       (32,612)
Contract terminations:
    Surrender benefits                             (1,816,469)    (3,190,905)    (5,334,037)   (1,143,669)    (5,480,651)
    Death benefits                                   (148,270)      (341,344)    (1,155,107)     (158,628)      (693,415)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (6,640,354)   (11,575,457)   (30,270,879)   (1,879,273)   (12,115,907)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    28,082,916     56,141,876    187,536,301    21,628,589     72,004,104
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $28,827,243   $ 59,609,752   $203,460,054   $26,369,905   $ 71,320,714
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             34,033,062     60,220,944    242,954,980    31,148,264     56,646,998
Contract purchase payments                            388,537        990,239     36,658,694       931,345        809,083
Net transfers(1)                                   (5,941,053)    (9,448,096)   (65,255,435)   (1,860,766)    (5,499,371)
Transfers for policy loans                              7,202          2,266        (23,959)      (11,286)        31,830
Contract charges                                      (15,026)       (48,360)    (1,064,132)      (33,904)       (26,037)
Contract terminations:
    Surrender benefits                             (1,969,347)    (3,087,308)    (6,929,861)   (1,516,388)    (4,219,172)
    Death benefits                                   (169,924)      (338,800)    (1,477,106)     (209,589)      (559,541)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   26,333,451     48,290,885    204,863,181    28,447,676     47,183,790
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    27

STATEMENTS OF CHANGES IN NET ASSETS



                                                     AC VP        CALVERT        COL HI       COL MARSICO     COL MARSICO
                                                     VAL,        VS SOCIAL       YIELD,          GRO,          INTL OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL II          BAL         VS CL B         VS CL A         VS CL B
 OPERATIONS
Investment income (loss) -- net                  $  8,631,448   $   320,555   $ 7,680,581   $     (636,856)  $    677,244
Net realized gain (loss) on sales of
  investments                                     (19,470,877)   (1,818,282)   (3,222,605)     (15,767,371)   (14,807,858)
Distributions from capital gains                           --            --            --               --             --
Net change in unrealized appreciation or
  depreciation of investments                      43,667,336     7,185,010    23,912,800      356,601,733     35,247,373
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  32,827,907     5,687,283    28,370,776      340,197,506     21,116,759
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          6,117,891       744,727     4,580,738      218,405,347      3,000,510
Net transfers(1)                                  (14,473,405)   (3,426,846)   (2,752,901)     242,957,334    (10,886,155)
Transfers for policy loans                             54,011        23,552       (10,309)         (76,420)          (838)
Adjustments to net assets allocated to
  contracts in payment period                        (143,926)       (7,233)       (3,677)         (29,425)       (49,831)
Contract charges                                     (172,480)      (27,893)     (116,341)      (5,946,947)       (55,336)
Contract terminations:
    Surrender benefits                            (11,559,375)   (1,442,336)   (3,522,545)     (37,839,442)    (3,064,098)
    Death benefits                                 (2,032,581)     (278,791)   (1,105,723)      (7,891,422)      (584,529)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (22,209,865)   (4,414,820)   (2,930,758)     409,579,025    (11,640,277)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   195,490,501    26,299,083    66,584,202      963,953,201     69,405,070
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $206,108,543   $27,571,546   $92,024,220   $1,713,729,732   $ 78,881,552
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            188,664,402    33,641,067    82,427,527    1,298,130,787    103,623,136
Contract purchase payments                          6,707,931       879,962     4,567,458      268,218,501      3,692,483
Net transfers(1)                                  (12,927,452)   (4,124,819)   (2,249,626)     330,178,071    (16,624,986)
Transfers for policy loans                             45,904        29,932        (9,549)         (86,524)           425
Contract charges                                     (166,706)      (33,160)     (119,083)      (7,374,951)       (73,320)
Contract terminations:
    Surrender benefits                            (11,000,983)   (1,701,743)   (3,648,285)     (47,732,937)    (4,015,015)
    Death benefits                                 (1,944,911)     (325,388)   (1,131,860)     (10,006,182)      (783,233)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  169,378,185    28,365,851    79,836,582    1,831,326,765     85,819,490
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 28    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                      CS             CS            DREY           EV VT           EG VA
                                                   COMMODITY       U.S. EQ     VIF INTL EQ,   FLOATING-RATE    FUNDAMENTAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                RETURN         FLEX I          SERV            INC        LG CAP, CL 2
 OPERATIONS
Investment income (loss) -- net                  $  8,116,983   $    (82,547)   $  175,633     $ 26,328,373    $    72,952
Net realized gain (loss) on sales of
  investments                                      (3,401,625)    (7,559,847)     (861,542)      (7,220,656)      (784,664)
Distributions from capital gains                           --             --            --               --             --
Net change in unrealized appreciation or
  depreciation of investments                       8,523,612     18,384,073     2,060,582      198,712,069      8,956,333
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  13,238,970     10,741,679     1,374,673      217,819,786      8,244,621
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          3,617,445      1,246,283       970,233      111,928,449      2,293,434
Net transfers(1)                                   18,475,133      7,854,878      (599,485)     153,556,412      6,506,963
Transfers for policy loans                             (8,107)       153,441        (3,584)         (61,086)        (1,987)
Adjustments to net assets allocated to
  contracts in payment period                           8,002       (127,041)           --          (63,434)        71,606
Contract charges                                      (50,436)       (60,673)       (5,615)      (2,851,337)       (19,657)
Contract terminations:
    Surrender benefits                             (4,222,306)   (10,637,623)     (209,379)     (24,776,426)    (1,045,949)
    Death benefits                                   (502,449)      (662,043)     (131,308)      (5,532,118)      (390,400)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     17,317,282     (2,232,778)       20,862      232,200,460      7,414,010
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    58,690,964     54,325,711     6,228,703      434,438,748     21,027,833
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 89,247,216   $ 62,834,612    $7,624,238     $884,458,994    $36,686,464
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             78,359,789     61,041,326     7,986,062      581,542,099     26,240,985
Contract purchase payments                          4,532,105      1,389,346     1,162,318      118,075,823      2,491,225
Net transfers(1)                                   23,778,039      7,467,440      (818,158)     163,400,576      6,937,462
Transfers for policy loans                             (9,305)       175,412        (3,946)         (60,880)        (1,694)
Contract charges                                      (64,750)       (67,550)       (6,816)      (2,988,034)       (21,937)
Contract terminations:
    Surrender benefits                             (5,385,713)   (11,778,955)     (258,459)     (25,876,119)    (1,147,721)
    Death benefits                                   (657,307)      (768,502)     (150,795)      (5,815,707)      (435,957)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  100,552,858     57,458,517     7,910,206      828,277,758     34,062,363
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    29

STATEMENTS OF CHANGES IN NET ASSETS



                                                    EG VA          FID VIP         FID VIP        FID VIP        FID VIP
                                                  INTL EQ,       CONTRAFUND,     GRO & INC,     GRO & INC,      MID CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL 2          SERV CL 2        SERV CL       SERV CL 2       SERV CL
 OPERATIONS
Investment income (loss) -- net                 $ (1,795,392)  $      236,884   $     83,293   $    (47,009)  $   (538,123)
Net realized gain (loss) on sales of
  investments                                      4,093,136     (352,979,373)   (10,129,126)   (14,714,291)    (5,120,012)
Distributions from capital gains                          --          193,105             --             --        930,948
Net change in unrealized appreciation or
  depreciation of investments                    127,731,038      584,421,899     28,532,661     51,670,655     66,598,441
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      130,028,782      231,872,515     18,486,828     36,909,355     61,871,254
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        67,703,389      106,140,699      1,245,681      3,086,539      2,692,237
Net transfers(1)                                 533,788,776     (531,127,441)   (12,556,456)   (27,411,536)   (28,949,237)
Transfers for policy loans                               488          (22,265)        87,874         71,271         64,350
Adjustments to net assets allocated to
  contracts in payment period                        109,568           39,918        (10,459)      (132,768)      (230,621)
Contract charges                                  (1,658,931)      (2,997,515)       (47,130)      (158,180)      (105,905)
Contract terminations:
    Surrender benefits                           (12,051,111)     (30,319,995)    (5,631,614)    (9,394,187)   (13,419,647)
    Death benefits                                (1,949,339)      (6,294,341)      (869,744)    (1,564,712)    (1,598,880)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   585,942,840     (464,580,940)   (17,781,848)   (35,503,573)   (41,547,703)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   36,329,913    1,023,889,930     84,336,657    169,597,317    185,297,807
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $752,301,535   $  791,181,505   $ 85,041,637   $171,003,099   $205,621,358
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            36,965,891    1,455,856,516    114,759,467    209,939,118     85,755,225
Contract purchase payments                        81,505,259      142,228,951      1,613,457      3,653,759      1,106,566
Net transfers(1)                                 673,475,027     (703,614,876)   (16,444,936)   (32,533,342)   (12,306,418)
Transfers for policy loans                            (3,462)         (18,849)       113,881         85,379         29,165
Contract charges                                  (1,874,171)      (4,057,295)       (60,951)      (185,973)       (43,847)
Contract terminations:
    Surrender benefits                           (12,314,599)     (40,363,388)    (7,116,043)   (10,926,787)    (5,344,305)
    Death benefits                                (2,081,526)      (8,335,315)    (1,155,097)    (1,850,907)      (659,205)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 775,672,419      841,695,744     91,709,778    168,181,247     68,537,181
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 30    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                   FID VIP        FID VIP        FID VIP         FTVIPT          FTVIPT
                                                  MID CAP,       OVERSEAS,      OVERSEAS,     FRANK GLOBAL    FRANK SM CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV CL 2       SERV CL       SERV CL 2    REAL EST, CL 2     VAL, CL 2
 OPERATIONS
Investment income (loss) -- net                $   (4,553,859)  $   447,253   $  1,170,655    $ 18,314,781    $  1,318,826
Net realized gain (loss) on sales of
  investments                                    (108,250,721)   (5,015,678)   (11,144,998)    (47,085,443)    (11,532,809)
Distributions from capital gains                    4,714,168       130,406        384,952              --       7,642,928
Net change in unrealized appreciation or
  depreciation of investments                     419,401,944    13,219,075     35,438,317      52,846,215      43,213,432
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       311,311,532     8,781,056     25,848,926      24,075,553      40,642,377
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         92,913,877       600,674      3,935,209       5,006,870       5,078,813
Net transfers(1)                                 (283,420,845)   (6,696,583)   (18,146,050)    (24,975,597)    (24,785,989)
Transfers for policy loans                             37,346         7,772         25,682         122,912          26,890
Adjustments to net assets allocated to
  contracts in payment period                         (71,901)       27,300          8,343         (58,588)        (44,461)
Contract charges                                   (2,785,054)      (19,454)      (101,749)       (146,779)       (128,526)
Contract terminations:
    Surrender benefits                            (40,005,053)   (2,623,443)    (6,379,976)     (9,067,317)     (9,307,303)
    Death benefits                                 (7,287,776)     (353,069)      (890,311)     (1,526,290)     (1,413,171)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (240,619,406)   (9,056,803)   (21,548,852)    (30,644,789)    (30,573,747)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   965,638,466    43,460,834    125,025,951     177,416,087     173,195,221
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $1,036,330,592   $43,185,087   $129,326,025    $170,846,851    $183,263,851
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            913,299,589    50,013,395    123,288,887     143,021,012     128,040,351
Contract purchase payments                        106,280,016       686,234      4,432,989       5,868,465       5,251,877
Net transfers(1)                                 (275,614,062)   (7,867,442)   (17,658,085)    (19,832,923)    (16,940,874)
Transfers for policy loans                              6,153        10,331         27,857          90,497          14,954
Contract charges                                   (2,724,953)      (22,063)       (99,502)       (128,401)        (93,668)
Contract terminations:
    Surrender benefits                            (29,655,641)   (2,869,173)    (5,940,658)     (7,778,014)     (6,419,428)
    Death benefits                                 (5,908,768)     (410,338)      (871,284)     (1,286,195)       (954,646)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  705,682,334    39,540,944    103,180,204     119,954,441     108,898,566
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    31

STATEMENTS OF CHANGES IN NET ASSETS



                                                   FTVIPT         GS VIT         GS VIT         GS VIT      JANUS ASPEN
                                               MUTUAL SHARES   MID CAP VAL,    STRUCTD SM    STRUCTD U.S.   ENTERPRISE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             SEC, CL 2         INST       CAP EQ, INST     EQ, INST         SERV
 OPERATIONS
Investment income (loss) -- net                 $  1,651,716   $  2,614,480    $    27,244   $  1,910,596   $  (135,292)
Net realized gain (loss) on sales of
  investments                                    (13,995,751)   (39,538,799)    (1,463,236)   (18,971,584)   (1,884,433)
Distributions from capital gains                          --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     48,608,825    119,134,008      3,616,257     47,711,018     7,927,346
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       36,264,790     82,209,689      2,180,265     30,650,030     5,907,621
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         5,516,800      4,633,242        152,884      3,936,669       364,030
Net transfers(1)                                 (21,570,462)   (51,657,316)    (1,317,502)   (25,762,079)   (2,346,611)
Transfers for policy loans                            42,154         82,328          8,556         45,777         8,667
Adjustments to net assets allocated to
  contracts in payment period                        (33,530)        (5,951)        (2,280)       (78,646)      (11,758)
Contract charges                                    (136,511)      (345,677)        (6,378)      (376,083)      (15,733)
Contract terminations:
    Surrender benefits                            (8,734,631)   (17,933,706)      (651,179)    (9,043,125)   (1,023,971)
    Death benefits                                (1,616,085)    (2,429,890)      (181,226)    (1,625,734)      (74,898)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (26,532,265)   (67,656,970)    (1,997,125)   (32,903,221)   (3,100,274)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  169,266,747    312,183,554     10,222,980    182,460,353    15,504,262
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $178,999,272   $326,736,273    $10,406,120   $180,207,162   $18,311,609
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           186,091,220    191,346,086      9,648,051    255,181,535    38,477,835
Contract purchase payments                         6,293,726      2,796,870        143,086      5,485,438       811,599
Net transfers(1)                                 (23,123,861)   (30,390,275)    (1,280,675)   (35,773,647)   (5,181,202)
Transfers for policy loans                            40,737         49,585          8,058         64,695        22,189
Contract charges                                    (143,417)      (199,849)        (6,001)      (506,769)      (33,590)
Contract terminations:
    Surrender benefits                            (8,793,218)   (10,798,973)      (594,690)   (12,140,042)   (2,194,256)
    Death benefits                                (1,652,196)    (1,414,048)      (164,302)    (2,296,624)     (168,624)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 158,712,991    151,389,396      7,753,527    210,014,586    31,733,951
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 32    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                JANUS ASPEN     JANUS ASPEN     JANUS ASPEN      LM CB        MFS INV
                                               GLOBAL TECH,       JANUS,         OVERSEAS,    VAR SM CAP    GRO STOCK,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SERV            SERV            SERV        GRO, CL I      SERV CL
 OPERATIONS
Investment income (loss) -- net                 $  (134,539)  $   (5,935,019)  $   (582,777)  $  (51,860)  $   (313,065)
Net realized gain (loss) on sales of
  investments                                    (1,114,032)     (14,824,138)    (2,863,226)    (432,963)    (2,237,799)
Distributions from capital gains                         --               --      3,684,756           --             --
Net change in unrealized appreciation or
  depreciation of investments                     8,155,612      366,845,252     71,467,925    2,471,524     25,721,007
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       6,907,041      346,086,095     71,706,678    1,986,701     23,170,143
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          343,279      196,595,671      1,967,193      627,245      2,505,556
Net transfers(1)                                  3,623,220      178,714,104     (7,896,575)     997,694      7,068,142
Transfers for policy loans                           16,649          (60,390)        32,502        1,031         31,583
Adjustments to net assets allocated to
  contracts in payment period                        57,795            5,014        (88,708)          --         30,059
Contract charges                                    (14,219)      (5,401,166)       (84,656)      (6,187)       (59,315)
Contract terminations:
    Surrender benefits                             (970,444)     (28,551,067)    (7,580,842)    (309,467)    (4,214,452)
    Death benefits                                 (136,989)      (6,105,534)      (825,531)     (64,038)      (597,352)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    2,919,291      335,196,632    (14,476,617)   1,246,278      4,764,221
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  11,997,932      773,445,434    103,230,964    4,097,831     60,177,703
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $21,824,264   $1,454,728,161   $160,461,025   $7,330,810   $ 88,112,067
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           41,021,714    1,226,178,470    126,354,829    6,855,681    119,102,705
Contract purchase payments                          951,058      277,372,407      1,774,307      885,979      3,564,389
Net transfers(1)                                  8,902,632      263,736,061    (10,087,576)   1,462,606     10,523,749
Transfers for policy loans                           50,689          (80,070)        37,772        1,604         59,164
Contract charges                                    (38,006)      (7,581,864)       (74,989)      (8,780)      (101,564)
Contract terminations:
    Surrender benefits                           (2,655,545)     (39,550,723)    (6,507,426)    (434,270)    (6,827,256)
    Death benefits                                 (359,110)      (8,593,547)      (716,052)     (88,605)    (1,016,257)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 47,873,432    1,711,480,734    110,780,865    8,674,215    125,304,930
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    33

STATEMENTS OF CHANGES IN NET ASSETS



                                                  MFS            MFS          NB AMT           NB AMT       OPPEN GLOBAL
                                                NEW DIS,     UTILITIES,        INTL,      SOC RESPONSIVE,      SEC VA,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SERV CL        SERV CL         CL S             CL S            SERV
 OPERATIONS
Investment income (loss) -- net               $  (361,694)  $  8,193,950   $  7,091,774      $   20,268     $    939,588
Net realized gain (loss) on sales of
  investments                                  (3,539,235)   (14,271,228)   (15,014,693)       (136,175)      (8,128,859)
Distributions from capital gains                       --             --             --              --        1,911,246
Net change in unrealized appreciation or
  depreciation of investments                  24,075,207     64,272,529     84,857,173         634,486       33,275,208
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    20,174,278     58,195,251     76,934,254         518,579       27,997,183
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        776,346      6,064,675     45,215,574         225,149        3,464,049
Net transfers(1)                               (1,899,757)   (26,424,009)   (21,702,697)         57,043       (8,361,153)
Transfers for policy loans                         21,604        (39,871)       (12,969)          4,890          (23,149)
Adjustments to net assets allocated to
  contracts in payment period                      (4,362)       (68,956)        (2,147)             --           41,166
Contract charges                                  (39,955)      (173,996)    (1,286,407)         (2,426)         (74,641)
Contract terminations:
    Surrender benefits                         (2,600,108)   (11,266,280)    (6,575,925)        (34,020)      (4,512,683)
    Death benefits                               (366,061)    (2,067,554)    (1,486,159)         (2,762)        (941,929)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (4,112,293)   (33,975,991)    14,149,270         247,874      (10,408,340)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                36,302,724    212,724,142    218,421,584       1,593,837       84,226,825
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $52,364,709   $236,943,402   $309,505,108      $2,360,290     $101,815,668
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         59,530,900    163,176,639    358,115,808       2,198,217       93,205,980
Contract purchase payments                      1,054,385      4,948,632     64,594,356         286,218        3,724,004
Net transfers(1)                               (3,489,206)   (19,250,030)   (29,705,511)         60,245       (9,114,970)
Transfers for policy loans                         36,789        (26,166)       (15,745)          6,255          (15,877)
Contract charges                                  (53,549)      (125,895)    (1,879,693)         (3,095)         (75,988)
Contract terminations:
    Surrender benefits                         (3,389,355)    (7,594,238)    (9,790,393)        (41,099)      (4,437,523)
    Death benefits                               (473,343)    (1,500,577)    (2,208,466)         (4,050)        (977,113)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               53,216,621    139,628,365    379,110,356       2,502,691       82,308,513
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 34    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                             OPPEN MAIN       OPPEN GLOBAL        OPPEN        PIMCO VIT           PUT VT
                                           ST SM CAP VA,   STRATEGIC INC VA,     VAL VA,      ALL ASSET,     GLOBAL HLTH CARE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SERV              SERV            SERV        ADVISOR CL           CL IB
 OPERATIONS
Investment income (loss) -- net             $  (161,775)     $  (15,844,599)   $  (28,683)  $   64,770,819      $ 2,676,827
Net realized gain (loss) on sales of
  investments                                (6,300,307)        (25,142,736)     (402,700)     (48,899,357)        (478,407)
Distributions from capital gains                     --           1,678,820            --               --               --
Net change in unrealized appreciation or
  depreciation of investments                26,119,350         409,458,541     1,322,607      186,231,108        3,326,109
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  19,657,268         370,150,026       891,224      202,102,570        5,524,529
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    2,480,270         279,415,438       729,979      182,656,126          447,886
Net transfers(1)                             (6,749,153)          4,385,281       246,706     (172,168,472)      (3,236,550)
Transfers for policy loans                       22,394             (87,100)         (275)        (122,776)          15,006
Adjustments to net assets allocated to
  contracts in payment period                   (15,440)           (352,780)           --          102,936           (6,585)
Contract charges                                (53,276)         (7,485,305)       (2,444)      (4,992,541)         (26,145)
Contract terminations:
    Surrender benefits                       (3,102,442)        (98,091,702)     (115,961)     (32,295,549)      (1,551,571)
    Death benefits                             (484,434)        (17,745,503)      (43,206)      (7,588,359)        (167,492)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               (7,902,081)        160,038,329       814,799      (34,408,635)      (4,525,451)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              61,768,053       2,075,960,187     2,737,178    1,032,082,114       25,091,627
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $73,523,240      $2,606,148,542    $4,443,201   $1,199,776,049      $26,090,705
------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       76,585,330       2,013,494,974     4,235,237    1,091,785,066       27,807,296
Contract purchase payments                    3,143,605         263,869,090       937,582      179,579,273          465,345
Net transfers(1)                             (7,958,487)          3,026,213       304,509     (172,489,339)      (3,346,971)
Transfers for policy loans                       31,188             (81,761)         (206)        (114,380)          15,540
Contract charges                                (61,081)         (6,940,735)       (3,313)      (4,917,370)         (27,213)
Contract terminations:
    Surrender benefits                       (3,406,621)        (88,670,241)     (167,143)     (31,789,893)      (1,586,653)
    Death benefits                             (557,048)        (16,313,095)      (67,170)      (7,545,003)        (174,490)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             67,776,886       2,168,384,445     5,239,496    1,054,508,354       23,152,854
------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    35

STATEMENTS OF CHANGES IN NET ASSETS



                                                      PUT VT        PUT VT         PUT VT        ROYCE          DISC
                                                     INTL EQ,      NEW OPP,        VISTA,      MICRO-CAP,   ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL IB          CL IA         CL IB       INVEST CL        AGGR
 OPERATIONS
Investment income (loss) -- net                    $  (291,880)  $   (370,023)  $  (234,099)  $  (442,430)   $  (118,653)
Net realized gain (loss) on sales of investments    (4,372,849)    (9,675,532)   (5,869,797)   (2,748,850)         9,181
Distributions from capital gains                            --             --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       11,638,232     27,869,479    15,114,482    26,634,339      3,541,173
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    6,973,503     17,823,924     9,010,586    23,443,059      3,431,701
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             593,132      1,547,222       786,869       703,820      1,277,682
Net transfers(1)                                    (6,346,826)    (3,168,023)   (4,577,310)   (6,460,187)     7,374,049
Transfers for policy loans                              17,397        225,525        34,553        28,762          5,531
Adjustments to net assets allocated to contracts
  in payment period                                     (2,592)       (75,176)       (4,658)      (10,826)        97,566
Contract charges                                       (29,376)      (112,800)      (33,934)      (24,598)       (11,832)
Contract terminations:
    Surrender benefits                              (2,034,844)   (12,507,839)   (1,683,802)   (3,400,816)      (451,051)
    Death benefits                                    (288,030)      (736,506)     (212,198)     (364,255)            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (8,091,139)   (14,827,597)   (5,690,480)   (9,528,100)     8,291,945
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     37,136,955     68,211,033    27,627,505    47,372,729      8,340,805
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $36,019,319   $ 71,207,360   $30,947,611   $61,287,688    $20,064,451
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              37,946,874     71,705,241    46,674,073    24,388,119     11,766,349
Contract purchase payments                             594,496      1,517,058     1,210,540       312,664      1,694,750
Net transfers(1)                                    (6,418,134)    (3,258,198)   (7,038,658)   (2,987,693)    10,041,638
Transfers for policy loans                              17,846        225,558        55,117        13,216          7,195
Contract charges                                       (29,308)      (110,056)      (52,634)      (10,990)       (15,427)
Contract terminations:
    Surrender benefits                              (2,021,287)   (12,162,675)   (2,558,053)   (1,422,782)      (580,614)
    Death benefits                                    (292,843)      (738,904)     (327,706)     (167,457)            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    29,797,644     57,178,024    37,962,679    20,125,077     22,913,891
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 36    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                  DISC ASSET    DISC ASSET    DISC ASSET    DISC ASSET      VP DAVIS
                                                    ALLOC,        ALLOC,        ALLOC,        ALLOC,       NY VENTURE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CONSERV         MOD         MOD AGGR    MOD CONSERV        CL 3
 OPERATIONS
Investment income (loss) -- net                  $  (275,208)  $  (501,654)  $  (328,141)  $  (313,165)  $   (9,602,379)
Net realized gain (loss) on sales of
  investments                                        280,321      (891,754)     (353,096)      (74,984)     (14,830,928)
Distributions from capital gains                          --            --            --            --               --
Net change in unrealized appreciation or
  depreciation of investments                      4,873,371    12,661,873     9,250,822     6,965,312      365,129,530
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  4,878,484    11,268,465     8,569,585     6,577,163      340,696,223
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         3,648,730     6,280,973     3,003,388     3,060,903      193,811,413
Net transfers(1)                                  14,149,239    33,850,556    14,897,998    23,043,759      387,884,579
Transfers for policy loans                             1,887       (72,056)       24,155        (6,326)         (57,059)
Adjustments to net assets allocated to
  contracts in payment period                         97,460       (26,476)      329,293          (818)        (167,583)
Contract charges                                     (21,462)      (46,451)      (30,608)      (22,762)      (5,252,706)
Contract terminations:
    Surrender benefits                            (3,305,645)   (3,742,953)   (1,623,616)   (1,760,464)     (27,276,922)
    Death benefits                                  (280,018)     (579,914)       (1,146)      (82,003)      (5,579,903)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    14,290,191    35,663,679    16,599,464    24,232,289      543,361,819
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   21,357,801    37,774,059    24,460,533    20,077,570      634,860,612
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $40,526,476   $84,706,203   $49,629,582   $50,887,022   $1,518,918,654
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            25,426,346    49,366,147    33,063,290    25,257,929      917,373,476
Contract purchase payments                         4,022,471     7,745,946     3,847,358     3,597,553      254,298,809
Net transfers(1)                                  16,118,249    41,233,188    20,119,570    27,698,214      563,251,468
Transfers for policy loans                             2,525       (88,205)       30,461        (7,908)         (69,745)
Contract charges                                     (23,987)      (57,143)      (39,247)      (26,753)      (6,876,184)
Contract terminations:
    Surrender benefits                            (3,758,213)   (4,565,238)   (2,022,705)   (2,081,766)     (35,608,041)
    Death benefits                                  (300,984)     (739,687)       (1,323)      (97,496)      (7,407,159)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  41,486,407    92,895,008    54,997,404    54,339,773    1,684,962,624
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    37

STATEMENTS OF CHANGES IN NET ASSETS



                                                  VP GS         VP PTNRS         RVS VP          RVS VP           RVS VP
                                              MID CAP VAL,     SM CAP VAL,        BAL,         CASH MGMT,        DIV BOND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CL 3            CL 3            CL 3            CL 3             CL 3
 OPERATIONS
Investment income (loss) -- net                $   (98,184)  $   (8,045,658)  $ (2,476,443)  $   (8,203,776)  $  122,524,341
Net realized gain (loss) on sales of
  investments                                   (1,584,932)     (21,445,555)   (22,286,944)         160,083       (9,698,518)
Distributions from capital gains                        --               --             --               --               --
Net change in unrealized appreciation or
  depreciation of investments                    5,098,851      315,695,353     80,267,710          863,327      347,434,702
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      3,415,735      286,204,140     55,504,323       (7,180,366)     460,260,525
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         413,786      141,097,176      4,425,409      111,309,005      534,815,810
Net transfers(1)                                (1,378,025)     (52,221,515)    38,598,572     (585,789,438)      91,396,565
Transfers for policy loans                           4,915            9,993        161,614          126,432          (19,836)
Adjustments to net assets allocated to
  contracts in payment period                       (1,367)        (140,262)      (678,459)        (381,892)        (939,678)
Contract charges                                   (12,841)      (4,130,032)      (245,710)        (685,096)     (14,239,960)
Contract terminations:
    Surrender benefits                            (614,869)     (26,888,122)   (23,786,790)    (171,471,117)    (172,084,203)
    Death benefits                                (109,630)      (5,409,223)    (4,283,391)     (16,337,378)     (36,430,179)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (1,698,031)      52,318,015     14,191,245     (663,229,484)     402,498,519
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 11,161,351      751,583,538    194,345,298    1,315,148,095    3,295,541,164
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $12,879,055   $1,090,105,693   $264,040,866   $  644,738,245   $4,158,300,208
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          13,412,863      856,113,697    189,680,215    1,121,064,760    2,911,692,108
Contract purchase payments                         463,931      178,338,447      4,384,134      102,188,492      488,736,740
Net transfers(1)                                (1,546,125)     (56,014,627)    52,019,449     (508,068,806)      47,459,400
Transfers for policy loans                           5,412             (588)       122,053           73,217          (40,839)
Contract charges                                   (14,372)      (4,624,791)      (234,261)        (585,059)     (12,341,133)
Contract terminations:
    Surrender benefits                            (690,992)     (25,260,483)   (20,280,031)    (146,217,563)    (134,265,003)
    Death benefits                                (124,967)      (5,578,856)    (4,099,247)     (14,026,899)     (29,818,009)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                11,505,750      942,972,799    221,592,312      554,428,142    3,271,423,264
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 38    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                  RVS VP          RVS VP          RVS VP            RVS VP           RVS VP
                                                DIV EQ INC,       DYN EQ,      GLOBAL BOND,    GLOBAL INFLATION     HI YIELD
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3            CL 3            CL 3         PROT SEC, CL 3     BOND, CL 3
 OPERATIONS
Investment income (loss) -- net               $  (20,498,525)  $ (4,081,507)  $   11,319,841    $   92,468,706    $ 44,414,766
Net realized gain (loss) on sales of
  investments                                    (76,257,543)   (64,947,390)      (2,317,714)         (507,521)    (10,591,362)
Distributions from capital gains                          --             --               --            51,598              --
Net change in unrealized appreciation or
  depreciation of investments                    689,203,430    153,856,250      115,381,226       (19,359,768)    163,884,654
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      592,447,362     84,827,353      124,383,353        72,653,015     197,708,058
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       268,448,843     10,366,692      176,249,965       193,823,411      11,581,660
Net transfers(1)                                 105,137,049    (44,031,005)     (17,016,350)      847,698,096      (6,607,633)
Transfers for policy loans                           341,739      1,064,518          (14,902)          (36,371)         69,739
Adjustments to net assets allocated to
  contracts in payment period                        (17,368)      (926,944)        (396,021)         (178,250)       (336,873)
Contract charges                                  (7,595,119)      (974,361)      (4,804,027)       (5,122,580)       (323,535)
Contract terminations:
    Surrender benefits                          (100,624,477)   (41,286,507)     (57,605,911)      (42,222,133)    (39,757,216)
    Death benefits                               (16,696,537)    (4,793,771)     (11,474,401)       (8,569,293)     (7,041,964)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   248,994,130    (80,581,378)      84,938,353       985,392,880     (42,415,822)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                1,884,808,320    447,980,819    1,219,671,776       727,423,402     382,399,154
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $2,726,249,812   $452,226,794   $1,428,993,482    $1,785,469,297    $537,691,390
------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         2,062,785,467    685,480,996      950,254,996       658,300,417     373,276,720
Contract purchase payments                       351,804,290     15,592,874      151,307,717       171,729,059       9,922,731
Net transfers(1)                                 144,288,091    (72,271,312)     (22,522,635)      749,263,374         294,262
Transfers for policy loans                           287,067      1,534,351          (18,817)          (31,663)         53,153
Contract charges                                  (8,971,881)    (1,502,258)      (3,847,201)       (4,505,352)       (253,972)
Contract terminations:
    Surrender benefits                           (94,456,321)   (55,051,454)     (39,832,521)      (37,000,549)    (29,900,721)
    Death benefits                               (17,011,042)    (7,164,735)      (8,499,488)       (7,551,823)     (5,391,841)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               2,438,725,671    566,618,462    1,026,842,051     1,530,203,463     348,000,332
------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    39

STATEMENTS OF CHANGES IN NET ASSETS



                                                 RVS VP          RVS VP          RVS VP         RVS VP           RVS VP
                                                INC OPP,      MID CAP GRO,    MID CAP VAL,     S&P 500,     SHORT DURATION,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CL 3            CL 3            CL 3           CL 3             CL 3
 OPERATIONS
Investment income (loss) -- net              $   38,081,740   $ (1,003,663)  $  (1,960,228)  $ (1,173,407)    $  7,939,939
Net realized gain (loss) on sales of
  investments                                    (4,874,738)    (5,036,427)    (64,133,732)    (6,551,127)      (1,740,945)
Distributions from capital gains                         --             --              --             --               --
Net change in unrealized appreciation or
  depreciation of investments                   289,109,296     52,849,944     133,998,190     38,794,603        9,874,729
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     322,316,298     46,809,854      67,904,230     31,070,069       16,073,723
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      180,961,005      3,489,270      24,105,329      4,596,308       19,730,459
Net transfers(1)                                529,372,071     11,368,054     (89,329,966)    (7,822,475)     (28,023,624)
Transfers for policy loans                          (65,936)       143,783           3,025         60,596           83,520
Adjustments to net assets allocated to
  contracts in payment period                       (64,478)       (71,305)        (14,037)       (76,014)         (78,935)
Contract charges                                 (4,758,862)      (122,117)       (709,168)      (115,835)        (246,445)
Contract terminations:
    Surrender benefits                          (32,310,069)   (10,412,358)     (7,355,476)    (8,336,902)     (26,975,888)
    Death benefits                               (7,025,166)    (1,141,397)     (1,549,854)    (1,300,040)      (6,603,441)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  666,108,565      3,253,930     (74,850,147)   (12,994,362)     (42,114,354)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 575,937,497     78,655,128     227,281,619    133,680,443      371,939,267
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $1,564,362,360   $128,718,912   $ 220,335,702   $151,756,150     $345,898,636
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          643,014,466    114,373,202     315,807,987    200,311,464      306,947,929
Contract purchase payments                      165,997,714      3,907,246      34,543,046      6,313,633       18,063,103
Net transfers(1)                                470,367,351     10,219,597    (120,351,036)   (11,215,349)     (22,360,068)
Transfers for policy loans                          (55,406)       177,587           4,123         89,059           63,422
Contract charges                                 (4,285,341)      (141,800)       (954,714)      (166,958)        (199,480)
Contract terminations:
    Surrender benefits                          (28,252,815)   (12,535,428)     (8,952,766)   (11,534,448)     (21,858,805)
    Death benefits                               (6,298,180)    (1,253,392)     (1,920,220)    (1,878,936)      (5,307,373)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              1,240,487,789    114,747,012     218,176,420    181,918,465      275,348,728
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 40    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                    SEL VP         SEL VP        SEL VP        THDL VP         THDL VP
                                                     GRO,       LG CAP VAL,   SM CAP VAL,     EMER MKTS,      INTL OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL 3           CL 3          CL 3           CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                  $ (1,198,578)  $   (89,110)  $  (437,572)  $  (3,359,555)  $    778,289
Net realized gain (loss) on sales of
  investments                                     (21,611,834)   (1,257,218)   (8,275,155)    (81,651,677)   (10,172,733)
Distributions from capital gains                           --            --            --              --             --
Net change in unrealized appreciation or
  depreciation of investments                      65,311,646     3,727,958    25,589,634     405,264,252     43,374,939
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  42,501,234     2,381,630    16,876,907     320,253,020     33,980,495
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          3,564,331       507,432     1,423,261      65,761,712      3,874,703
Net transfers(1)                                  (22,322,492)    2,067,361    (6,625,317)   (210,383,860)   (10,566,665)
Transfers for policy loans                            152,928         3,215        30,831         139,408        162,858
Adjustments to net assets allocated to
  contracts in payment period                         (46,491)       (1,401)      (44,034)        258,893        106,358
Contract charges                                     (177,091)       (9,772)      (50,336)     (2,052,532)      (141,633)
Contract terminations:
    Surrender benefits                             (8,258,876)     (634,568)   (3,600,435)    (31,908,000)   (18,858,255)
    Death benefits                                 (1,347,845)     (187,841)     (409,376)     (3,536,131)    (1,764,975)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (28,435,536)    1,744,426    (9,275,406)   (181,720,510)   (27,187,609)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   141,101,956     8,932,103    51,441,386     518,628,043    156,585,265
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $155,167,654   $13,058,159   $59,042,887   $ 657,160,553   $163,378,151
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            326,510,210    11,453,724    51,553,089     506,028,130    184,146,213
Contract purchase payments                          7,045,275       635,452     1,502,844      61,956,469      4,452,625
Net transfers(1)                                  (50,732,792)    2,351,549    (6,212,974)   (180,497,217)   (13,821,962)
Transfers for policy loans                            344,761         3,862        30,943         101,166        177,541
Contract charges                                     (361,596)      (11,992)      (46,973)     (1,725,283)      (158,431)
Contract terminations:
    Surrender benefits                            (16,484,485)     (753,533)   (3,238,713)    (21,711,111)   (19,338,655)
    Death benefits                                 (2,809,305)     (232,157)     (366,013)     (2,679,860)    (2,034,694)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  263,512,068    13,446,905    43,222,203     361,472,294    153,422,637
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    41

STATEMENTS OF CHANGES IN NET ASSETS



                                                                   VANK LIT        VANK UIF       VANK UIF
                                                   THIRD AVE      COMSTOCK,      GLOBAL REAL      MID CAP        WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  VAL           CL II         EST, CL II     GRO, CL II       INTL
 OPERATIONS
Investment income (loss) -- net                  $   (487,695)  $  24,217,366   $  (2,226,572)  $  (326,427)  $ 19,144,839
Net realized gain (loss) on sales of
  investments                                      (6,142,981)   (129,968,322)    (48,786,084)   (5,478,921)   (21,025,205)
Distributions from capital gains                   13,374,296              --              --            --             --
Net change in unrealized appreciation or
  depreciation of investments                      13,926,594     257,412,229     135,827,610    21,516,169    276,679,585
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  20,670,214     151,661,273      84,814,954    15,710,821    274,799,219
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            829,043      88,400,293      38,133,834     1,518,824     72,372,025
Net transfers(1)                                   (9,743,686)   (208,655,125)    (89,502,242)    2,784,545     34,461,137
Transfers for policy loans                             33,169          (4,914)          3,311       (13,460)        23,027
Adjustments to net assets allocated to
  contracts in payment period                         (53,056)         21,376         (26,215)       29,480         10,030
Contract charges                                      (28,440)     (2,959,949)     (1,088,617)      (28,565)    (2,116,439)
Contract terminations:
    Surrender benefits                             (4,319,512)    (23,461,825)     (7,394,245)   (1,700,521)   (28,516,988)
    Death benefits                                   (478,193)     (4,807,594)     (1,422,698)     (303,570)    (4,014,030)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (13,760,675)   (151,467,738)    (61,296,872)    2,286,733     72,218,762
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    55,710,197     681,107,245     241,003,832    29,119,527    546,083,555
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 62,619,736   $ 681,300,780   $ 264,521,914   $47,117,081   $893,101,536
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             31,931,493     890,311,612     382,715,240    44,919,664    486,121,150
Contract purchase payments                            420,308     123,646,333      56,982,252     1,793,414     74,568,276
Net transfers(1)                                   (5,130,212)   (275,116,164)   (125,439,763)    2,386,886     42,293,517
Transfers for policy loans                             19,162          (4,329)          9,984       (13,941)        12,421
Contract charges                                      (14,577)     (3,850,993)     (1,618,018)      (35,706)    (1,885,022)
Contract terminations:
    Surrender benefits                             (2,083,130)    (28,447,872)    (10,885,602)   (2,121,818)   (19,082,502)
    Death benefits                                   (246,016)     (6,110,204)     (2,173,879)     (395,429)    (3,083,949)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   24,897,028     700,428,383     299,590,214    46,533,070    578,943,891
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 42    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    WF ADV         WF ADV        WF ADV        WF ADV
                                                     WANGER        VT INDEX          VT            VT            VT
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   USA        ASSET ALLOC    INTL CORE        OPP        SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                   $ (5,504,013)  $    473,361   $   149,657   $  (360,099)  $  (571,333)
Net realized gain (loss) on sales of investments   (26,896,105)    (4,682,373)   (1,290,302)   (5,275,363)   (5,412,622)
Distributions from capital gains                            --             --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                      255,617,339      9,125,744     1,821,933    21,395,093    32,780,362
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  223,217,221      4,916,732       681,288    15,759,631    26,796,407
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          56,565,889        626,419       101,138     1,471,978     3,182,460
Net transfers(1)                                   (51,552,364)    (8,523,514)     (818,137)   (5,285,110)    7,750,193
Transfers for policy loans                              54,005          7,346         4,051        15,174        (2,583)
Adjustments to net assets allocated to contracts
  in payment period                                   (156,771)        (8,813)      (15,704)       (1,723)       34,230
Contract charges                                    (1,695,123)       (36,115)       (5,611)      (38,689)      (45,747)
Contract terminations:
    Surrender benefits                             (27,017,021)    (2,990,837)     (407,753)   (2,264,374)   (3,115,446)
    Death benefits                                  (4,095,804)      (609,771)     (101,921)     (347,323)     (627,875)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (27,897,189)   (11,535,285)   (1,243,937)   (6,450,067)    7,175,232
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    550,275,602     47,942,529     7,813,762    38,279,148    50,668,365
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $745,595,634   $ 41,323,976   $ 7,251,113   $47,588,712   $84,640,004
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             572,582,227     49,869,060     9,679,627    45,513,898    65,402,599
Contract purchase payments                          71,497,300        656,607       129,491     1,601,807     3,408,574
Net transfers(1)                                   (40,870,469)    (9,224,322)   (1,099,931)   (5,659,705)    7,559,651
Transfers for policy loans                              45,414          6,475         4,746        15,613        (3,746)
Contract charges                                    (1,871,502)       (38,318)       (7,314)      (39,188)      (49,793)
Contract terminations:
    Surrender benefits                             (23,544,045)    (3,076,115)     (520,771)   (2,259,191)   (3,323,571)
    Death benefits                                  (3,849,326)      (671,038)     (126,691)     (357,533)     (653,121)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   573,989,599     37,522,349     8,059,157    38,815,701    72,340,593
-----------------------------------------------------------------------------------------------------------------------




  (1) Includes transfer activity from (to) other divisions and transfers from
      (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    43

STATEMENTS OF CHANGES IN NET ASSETS



                                                   INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                                    CAP APPR,      CAP APPR,      CAP DEV,       CAP DEV,       CORE EQ,
YEAR ENDED DEC. 31, 2008                              SER I         SER II          SER I         SER II          SER I
 OPERATIONS
Investment income (loss) -- net                   $   (379,095)  $ (1,292,973)  $   (280,713)  $   (459,754)  $  1,375,020
Net realized gain (loss) on sales of investments    (5,162,404)     1,191,086      1,136,022       (343,627)    12,590,765
Distributions from capital gains                            --             --      3,674,733      5,996,103             --
Net change in unrealized appreciation or
  depreciation of investments                      (18,379,803)   (79,900,125)   (23,806,007)   (36,080,606)   (83,608,169)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (23,921,302)   (80,002,012)   (19,275,965)   (30,887,884)   (69,642,384)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             985,754      4,878,252        459,953      2,018,326      3,723,360
Net transfers(1)                                   (11,473,780)   (22,897,465)    (9,044,994)   (15,946,346)    (8,845,740)
Transfers for policy loans                              38,235         13,266         11,052          6,614        380,757
Adjustments to net assets allocated to contracts
  in payment period                                     (8,221)        (1,881)           798          4,021       (213,998)
Contract charges                                       (24,412)      (524,784)       (14,602)       (38,606)      (203,317)
Contract terminations:
    Surrender benefits                              (3,328,859)    (7,710,927)    (2,272,300)    (2,411,631)   (59,522,035)
    Death benefits                                    (501,576)    (1,171,935)      (198,671)      (467,305)    (2,685,728)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (14,312,859)   (27,415,474)   (11,058,764)   (16,834,927)   (67,366,701)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     64,979,644    206,589,315     48,482,951     76,866,151    273,531,059
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 26,745,483   $ 99,171,829   $ 18,148,222   $ 29,143,340   $136,521,974
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              57,017,970    165,545,770     23,477,624     49,607,310    128,470,099
Contract purchase payments                           1,085,244      4,879,165        288,340      1,827,671      2,009,301
Net transfers(1)                                   (12,744,204)   (21,286,947)    (5,567,835)   (12,950,614)    (5,287,340)
Transfers for policy loans                              43,057         18,291          7,888          4,151        207,661
Contract charges                                       (27,882)      (513,653)        (9,439)       (31,691)      (110,051)
Contract terminations:
    Surrender benefits                              (3,704,130)    (7,685,284)    (1,346,678)    (1,927,921)   (31,195,517)
    Death benefits                                    (553,992)    (1,176,056)      (120,381)      (404,753)    (1,469,483)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    41,116,063    139,781,286     16,729,519     36,124,153     92,624,670
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 44    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                   INVESCO VI    INVESCO VI     INVESCO VI    INVESCO VI      INVESCO VI
                                                      DYN,        FIN SERV,     FIN SERV,    GLOBAL HLTH,     INTL GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 SER I          SER I         SER II        SER II          SER II
 OPERATIONS
Investment income (loss) -- net                   $   (87,674)  $    361,593   $    99,756   $   (175,425)  $    (840,450)
Net realized gain (loss) on sales of investments      875,893     (2,008,552)     (728,777)      (322,141)     (1,854,572)
Distributions from capital gains                           --      1,440,571       413,432      4,617,654       8,565,475
Net change in unrealized appreciation or
  depreciation of investments                      (7,062,572)   (13,737,719)   (3,205,095)   (10,809,499)   (215,133,394)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (6,274,353)   (13,944,107)   (3,420,684)    (6,689,411)   (209,262,941)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            233,189        532,632     1,342,887      1,933,226     118,335,866
Net transfers(1)                                   (2,937,594)     7,536,306     2,236,456      5,002,995     224,227,960
Transfers for policy loans                                180          1,012            31         (1,004)        (48,555)
Adjustments to net assets allocated to contracts
  in payment period                                    (1,676)          (665)       32,507            239          (2,250)
Contract charges                                       (8,957)       (15,709)       (2,938)       (17,038)     (1,788,225)
Contract terminations:
    Surrender benefits                               (671,224)      (976,080)     (129,690)    (1,005,490)    (10,102,009)
    Death benefits                                    (48,683)      (108,998)       (8,640)      (160,011)     (2,231,481)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (3,434,765)     6,968,498     3,470,613      5,752,917     328,391,306
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    15,340,630     17,731,099     3,080,689     18,500,472     342,380,926
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 5,631,512   $ 10,755,490   $ 3,130,618   $ 17,563,978   $ 461,509,291
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             10,864,203     16,656,560     3,427,045     16,065,485     234,064,317
Contract purchase payments                            211,525        726,313     2,050,892      1,842,950     106,979,403
Net transfers(1)                                   (2,674,482)     9,207,543     3,373,856      4,903,368     209,333,702
Transfers for policy loans                                 39          3,009          (620)        (1,445)        (34,685)
Contract charges                                       (8,478)       (21,174)       (4,841)       (17,123)     (1,635,189)
Contract terminations:
    Surrender benefits                               (594,614)    (1,326,142)     (203,859)    (1,025,817)     (8,969,092)
    Death benefits                                    (55,918)      (127,113)      (16,714)      (163,618)     (1,971,812)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    7,742,275     25,118,996     8,625,759     21,603,800     537,766,644
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    45

STATEMENTS OF CHANGES IN NET ASSETS



                                               INVESCO VI         AB VPS           AB VPS          AB VPS          AB VPS
                                                  TECH,      GLOBAL THEMATIC     GRO & INC,       INTL VAL,     LG CAP GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SER I         GRO, CL B           CL B            CL B            CL B
 OPERATIONS
Investment income (loss) -- net               $   (201,490)    $  (103,794)    $   2,142,434   $      (86,704)  $   (27,143)
Net realized gain (loss) on sales of
  investments                                       92,519        (746,338)      (12,955,858)       1,532,880      (199,629)
Distributions from capital gains                        --              --        41,135,459       71,754,420            --
Net change in unrealized appreciation or
  depreciation of investments                  (12,981,479)     (6,462,418)     (140,323,608)    (841,823,790)   (1,172,785)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (13,090,450)     (7,312,550)     (110,001,573)    (768,623,194)   (1,399,557)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         586,751         975,261         6,409,990      161,253,262       574,827
Net transfers(1)                                (2,254,640)        304,566       (60,132,996)      23,971,567      (175,310)
Transfers for policy loans                           3,673         (33,350)           13,581          (17,013)       (1,775)
Adjustments to net assets allocated to
  contracts in payment period                           --              --           (13,980)           7,463            --
Contract charges                                   (78,838)        (11,318)         (169,292)      (2,615,851)       (1,592)
Contract terminations:
    Surrender benefits                          (1,321,066)       (530,374)      (12,132,008)     (47,899,889)      (59,634)
    Death benefits                                (129,468)        (92,175)       (1,578,107)      (6,969,090)       (7,131)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (3,193,588)        612,610       (67,602,812)     127,730,449       329,385
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 31,644,113      14,458,264       309,273,710    1,443,987,709     3,013,626
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 15,360,075     $ 7,758,324     $ 131,669,325   $  803,094,964   $ 1,943,454
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          36,519,897      10,650,384       229,215,560      690,850,161     2,446,797
Contract purchase payments                         841,259         905,906         6,010,190      159,225,323       547,255
Net transfers(1)                                (2,960,335)         86,324       (56,267,541)     133,981,714      (275,247)
Transfers for policy loans                           6,091         (47,585)           17,724           (5,185)       (2,016)
Contract charges                                  (110,293)        (10,973)         (159,474)      (2,185,013)       (1,696)
Contract terminations:
    Surrender benefits                          (1,908,415)       (525,339)      (11,169,756)     (27,968,039)      (59,981)
    Death benefits                                (187,530)        (88,840)       (1,461,400)      (4,599,637)       (6,587)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                32,200,674      10,969,877       166,185,303      949,299,324     2,648,525
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 46    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                     AC VP          AC VP          AC VP          AC VP          AC VP
                                                     INTL,          INTL,      MID CAP VAL,      ULTRA,           VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL I           CL II          CL II          CL II           CL I
 OPERATIONS
Investment income (loss) -- net                  $      9,500   $   (162,420)  $ (2,099,838)  $   (280,276)  $   4,402,886
Net realized gain (loss) on sales of
  investments                                        (803,331)     4,259,270    (23,922,102)    (2,069,440)    (19,655,356)
Distributions from capital gains                    5,077,940      9,919,707             --      5,337,337      39,435,505
Net change in unrealized appreciation or
  depreciation of investments                     (31,526,012)   (67,694,556)   (38,592,255)   (19,189,161)   (108,993,245)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (27,241,903)   (53,677,999)   (64,614,195)   (16,201,540)    (84,810,210)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            688,524      1,985,383     69,520,247      1,958,346       4,811,659
Net transfers(1)                                   (9,119,039)   (18,402,998)   (76,000,954)       465,320     (55,666,539)
Transfers for policy loans                             (4,418)        (8,603)       (22,464)         5,855         284,360
Adjustments to net assets allocated to
  contracts in payment period                          (1,320)        (6,573)         8,361             --        (244,561)
Contract charges                                      (16,933)       (75,603)    (1,057,234)       (34,101)       (165,697)
Contract terminations:
    Surrender benefits                             (3,713,252)    (5,981,768)    (5,677,221)    (1,378,939)    (66,363,651)
    Death benefits                                   (423,247)      (609,844)    (1,573,973)      (162,676)     (3,091,211)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (12,589,685)   (23,100,006)   (14,803,238)       853,805    (120,435,640)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    67,914,504    132,919,881    266,953,734     36,976,324     390,597,234
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 28,082,916   $ 56,141,876   $187,536,301   $ 21,628,589   $ 185,351,384
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             45,039,690     77,918,461    258,311,284     30,854,352     177,322,909
Contract purchase payments                            573,439      1,461,590     68,865,332      1,964,728       2,493,430
Net transfers(1)                                   (8,133,463)   (14,425,990)   (74,985,758)       (54,106)    (31,006,334)
Transfers for policy loans                               (946)        (7,657)       (22,712)         6,427         138,018
Contract charges                                      (14,297)       (55,149)    (1,144,325)       (35,024)        (82,098)
Contract terminations:
    Surrender benefits                             (3,067,480)    (4,220,298)    (6,371,335)    (1,426,639)    (30,484,915)
    Death benefits                                   (363,881)      (450,013)    (1,697,506)      (161,474)     (1,594,950)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   34,033,062     60,220,944    242,954,980     31,148,264     116,786,060
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    47

STATEMENTS OF CHANGES IN NET ASSETS



                                                    AC VP          CALVERT          COL             COL         COL MARSICO
                                                     VAL,            VS          HI YIELD,     MARSICO GRO,      INTL OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL II        SOCIAL BAL       VS CL B         VS CL A         VS CL B
 OPERATIONS
Investment income (loss) -- net                 $   4,430,292   $    542,401   $  8,917,107   $   (5,818,040)  $    501,474
Net realized gain (loss) on sales of
  investments                                     (25,552,297)      (984,400)    (3,980,722)      (1,919,186)    (8,601,724)
Distributions from capital gains                   39,005,503        491,524             --               --     21,995,840
Net change in unrealized appreciation or
  depreciation of investments                    (102,934,758)   (13,786,091)   (29,451,187)    (506,718,119)   (81,729,339)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (85,051,260)   (13,736,566)   (24,514,802)    (514,455,345)   (67,833,749)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          9,523,995      1,156,189      5,662,112      260,391,304     10,530,742
Net transfers(1)                                  (86,811,356)    (7,787,264)   (22,889,512)     309,997,349     26,026,818
Transfers for policy loans                             16,411         28,307        (35,402)        (137,786)       (29,568)
Adjustments to net assets allocated to
  contracts in payment period                         (34,686)       (33,610)        (8,341)         223,359        317,938
Contract charges                                     (231,033)       (35,175)      (141,702)      (3,881,197)       (74,829)
Contract terminations:
    Surrender benefits                            (17,069,726)    (2,273,634)    (5,418,345)     (27,425,115)    (4,310,804)
    Death benefits                                 (2,494,381)      (453,979)      (919,652)      (5,423,288)      (704,923)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (97,100,776)    (9,399,166)   (23,750,842)     533,744,626     31,755,374
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   377,642,537     49,434,815    114,849,846      944,663,920    105,483,445
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 195,490,501   $ 26,299,083   $ 66,584,202   $  963,953,201   $ 69,405,070
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            262,020,331     43,038,361    106,093,036      766,012,676     80,923,123
Contract purchase payments                          8,352,153      1,123,759      5,505,269      255,171,938      9,186,833
Net transfers(1)                                  (66,086,051)    (7,873,291)   (22,620,940)     315,156,481     18,749,536
Transfers for policy loans                             14,165         23,789        (36,104)        (127,474)       (21,219)
Contract charges                                     (182,727)       (34,477)      (139,277)      (3,998,684)       (74,317)
Contract terminations:
    Surrender benefits                            (13,440,286)    (2,194,577)    (5,460,025)     (28,532,571)    (4,436,540)
    Death benefits                                 (2,013,183)      (442,497)      (914,432)      (5,551,579)      (704,280)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  188,664,402     33,641,067     82,427,527    1,298,130,787    103,623,136
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 48    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                      CS             CS          DREY VIF        EV VT           EG VA
                                                   COMMODITY       U.S. EQ       INTL EQ,    FLOATING-RATE    FUNDAMENTAL
YEAR ENDED DEC. 31, 2008 (CONTINUED)                RETURN         FLEX I          SERV           INC        LG CAP, CL 2
 OPERATIONS
Investment income (loss) -- net                  $    379,142   $ (1,017,608)  $    20,693   $  24,259,237   $    101,898
Net realized gain (loss) on sales of
  investments                                      (2,846,358)    (5,674,802)     (348,802)    (11,044,550)      (385,367)
Distributions from capital gains                    5,566,078             --       203,655              --             --
Net change in unrealized appreciation or
  depreciation of investments                     (40,786,586)   (27,706,340)   (4,170,529)   (173,776,117)   (10,595,606)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (37,687,724)   (34,398,750)   (4,294,983)   (160,561,430)   (10,879,075)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          7,232,903      1,954,575     1,796,642     132,226,226      1,771,960
Net transfers(1)                                   41,355,894     (7,306,965)    1,977,640         823,683     (1,440,389)
Transfers for policy loans                            (20,229)       207,539        (3,245)        (32,203)          (165)
Adjustments to net assets allocated to
  contracts in payment period                          23,966        (57,194)           --          63,448         (4,592)
Contract charges                                      (56,503)       (74,631)       (5,639)     (1,784,684)       (19,760)
Contract terminations:
    Surrender benefits                             (4,134,580)   (26,228,544)     (241,658)    (18,245,360)    (1,379,649)
    Death benefits                                   (402,491)      (874,469)      (27,243)     (3,959,308)      (211,025)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     43,998,960    (32,379,689)    3,496,497     109,091,802     (1,283,620)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    52,379,728    121,104,150     7,027,189     485,908,376     33,190,528
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 58,690,964   $ 54,325,711   $ 6,228,703   $ 434,438,748   $ 21,027,833
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             45,929,583     88,083,999     5,139,735     469,434,029     27,463,490
Contract purchase payments                          5,834,205      1,686,620     1,543,299     138,263,594      1,732,790
Net transfers(1)                                   30,729,672     (6,345,315)    1,556,971        (861,457)    (1,428,442)
Transfers for policy loans                            (14,924)       181,481        (2,982)        (30,096)          (289)
Contract charges                                      (48,823)       (64,700)       (5,388)     (1,884,184)       (19,533)
Contract terminations:
    Surrender benefits                             (3,691,025)   (21,728,566)     (224,614)    (19,229,993)    (1,304,198)
    Death benefits                                   (378,899)      (772,193)      (20,959)     (4,149,794)      (202,833)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   78,359,789     61,041,326     7,986,062     581,542,099     26,240,985
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    49

STATEMENTS OF CHANGES IN NET ASSETS



                                                    EG VA          FID VIP         FID VIP        FID VIP         FID VIP
                                                  INTL EQ,       CONTRAFUND,     GRO & INC,      GRO & INC,       MID CAP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL 2          SERV CL 2        SERV CL       SERV CL 2        SERV CL
 OPERATIONS
Investment income (loss) -- net                 $   (519,981)  $      607,849   $    172,348   $     (12,007)  $  (1,482,202)
Net realized gain (loss) on sales of
  investments                                     (2,002,966)     (47,155,331)    (5,804,568)     (2,168,182)      8,479,289
Distributions from capital gains                   1,716,442       32,251,009     17,058,362      34,070,529      53,115,447
Net change in unrealized appreciation or
  depreciation of investments                    (29,248,242)    (628,121,687)   (82,614,017)   (174,868,782)   (198,053,635)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (30,054,747)    (642,418,160)   (71,187,875)   (142,978,442)   (137,941,101)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         3,394,257      265,507,861      2,309,595       6,298,771       4,445,132
Net transfers(1)                                 (12,773,582)     188,298,202    (29,393,307)    (63,336,220)    (52,852,026)
Transfers for policy loans                           (11,661)        (122,156)         6,137          57,611         (53,445)
Adjustments to net assets allocated to
  contracts in payment period                         (2,344)         366,427         46,869        (103,982)         37,895
Contract charges                                     (60,023)      (3,874,005)       (58,387)       (240,576)       (114,513)
Contract terminations:
    Surrender benefits                            (3,261,319)     (35,884,264)   (12,392,642)    (17,336,524)    (20,770,803)
    Death benefits                                  (358,835)      (6,720,287)    (1,229,221)     (3,193,891)     (2,728,748)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (13,073,507)     407,571,778    (40,710,956)    (77,854,811)    (72,036,508)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   79,458,167    1,258,736,312    196,235,488     390,430,570     395,275,416
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 36,329,913   $1,023,889,930   $ 84,336,657   $ 169,597,317   $ 185,297,807
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            46,006,324    1,018,249,324    154,279,836     278,465,380     109,849,441
Contract purchase payments                         2,808,632      259,940,481      2,212,442       5,387,295       1,491,611
Net transfers(1)                                  (9,149,047)     226,034,879    (28,841,446)    (56,243,671)    (17,773,907)
Transfers for policy loans                           (12,730)        (103,879)        14,887          52,917         (16,259)
Contract charges                                     (42,716)      (3,996,249)       (59,083)       (209,976)        (39,862)
Contract terminations:
    Surrender benefits                            (2,366,479)     (37,411,309)   (11,640,155)    (14,777,785)     (6,870,031)
    Death benefits                                  (278,093)      (6,856,731)    (1,207,014)     (2,735,042)       (885,768)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  36,965,891    1,455,856,516    114,759,467     209,939,118      85,755,225
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 50    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                   FID VIP         FID VIP        FID VIP       FTVIPT FRANK    FTVIPT FRANK
                                                  MID CAP,        OVERSEAS,      OVERSEAS,      GLOBAL REAL     SM CAP VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV CL 2        SERV CL       SERV CL 2       EST, CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                $   (7,914,068)  $  1,015,488   $   2,692,571   $     503,905   $     702,844
Net realized gain (loss) on sales of
  investments                                     (12,483,089)    (1,339,472)        167,369     (38,394,743)      5,172,829
Distributions from capital gains                  204,014,982      9,840,110      26,589,319      87,261,284      20,382,263
Net change in unrealized appreciation or
  depreciation of investments                    (775,162,198)   (50,040,766)   (141,543,366)   (203,912,150)   (119,712,412)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (591,544,373)   (40,524,640)   (112,094,107)   (154,541,704)    (93,454,476)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        153,902,188      1,074,683       8,342,292      11,204,368       8,679,849
Net transfers(1)                                    8,297,919    (13,668,349)    (30,835,134)   (112,195,341)    (54,730,943)
Transfers for policy loans                            (82,997)        (4,248)        (44,600)         65,901            (692)
Adjustments to net assets allocated to
  contracts in payment period                         (53,659)       (63,987)        (31,844)        (26,771)         (6,007)
Contract charges                                   (2,644,397)       (25,260)       (163,625)       (251,691)       (172,640)
Contract terminations:
    Surrender benefits                            (54,316,552)    (5,901,165)    (10,913,658)    (20,751,224)    (14,580,137)
    Death benefits                                 (7,849,927)      (505,598)     (1,612,373)     (2,423,857)     (1,783,250)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     97,252,575    (19,093,924)    (35,258,942)   (124,378,615)    (62,593,820)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,459,930,264    103,079,398     272,379,000     456,336,406     329,243,517
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  965,638,466   $ 43,460,834   $ 125,025,951   $ 177,416,087   $ 173,195,221
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            738,938,581     66,055,426     146,997,035     204,659,663     157,428,566
Contract purchase payments                        142,327,803        875,913       6,518,803       8,908,558       6,684,534
Net transfers(1)                                   70,668,718    (11,865,773)    (21,842,266)    (57,803,132)    (27,020,048)
Transfers for policy loans                            (51,605)        (4,141)        (23,729)         34,749          (8,049)
Contract charges                                   (2,059,311)       (21,238)       (111,326)       (138,403)        (95,620)
Contract terminations:
    Surrender benefits                            (31,523,887)    (4,618,940)     (7,092,922)    (11,284,241)     (7,818,548)
    Death benefits                                 (5,000,710)      (407,852)     (1,156,708)     (1,356,182)     (1,130,484)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  913,299,589     50,013,395     123,288,887     143,021,012     128,040,351
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    51

STATEMENTS OF CHANGES IN NET ASSETS



                                                 FTVIPT          GS VIT          GS VIT           GS VIT       JANUS ASPEN
                                             MUTUAL SHARES    MID CAP VAL,   STRUCTD SM CAP    STRUCTD U.S.    ENTERPRISE,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           SEC, CL 2          INST          EQ, INST         EQ, INST         SERV
 OPERATIONS
Investment income (loss) -- net              $   5,246,263   $     216,127     $   (45,106)   $   1,541,198   $   (200,137)
Net realized gain (loss) on sales of
  investments                                   (3,837,525)    (32,773,125)     (1,538,590)     (11,622,093)    (1,044,436)
Distributions from capital gains                10,893,796         838,210          23,491        2,274,591      1,544,381
Net change in unrealized appreciation or
  depreciation of investments                 (130,810,880)   (183,567,970)     (4,721,061)    (119,801,756)   (13,710,078)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (118,508,346)   (215,286,758)     (6,281,266)    (127,608,060)   (13,410,270)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      11,767,484       9,859,555         288,671        7,769,311        709,738
Net transfers(1)                               (73,904,335)   (172,655,431)     (4,690,568)     (97,640,213)    (2,743,512)
Transfers for policy loans                          (6,959)         37,539          13,908           43,188         38,093
Adjustments to net assets allocated to
  contracts in payment period                     (127,947)        (89,130)         (2,957)        (189,538)       (54,051)
Contract charges                                  (200,749)       (507,399)         (7,617)        (533,685)       (18,372)
Contract terminations:
    Surrender benefits                         (14,269,268)    (31,858,658)     (1,382,714)     (17,398,983)    (1,972,016)
    Death benefits                              (2,954,337)     (3,799,640)        (97,887)      (2,452,181)      (224,114)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (79,696,111)   (199,013,164)     (5,879,164)    (110,402,101)    (4,264,234)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                367,471,204     726,483,476      22,383,410      420,470,514     33,178,766
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 169,266,747   $ 312,183,554     $10,222,980    $ 182,460,353   $ 15,504,262
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         248,866,779     278,223,433      13,830,219      366,725,492     45,767,051
Contract purchase payments                      10,505,500       4,530,966         210,858        8,022,571      1,193,239
Net transfers(1)                               (59,532,389)    (74,656,686)     (3,337,390)     (98,924,500)    (4,946,979)
Transfers for policy loans                          (4,805)         19,029          11,046           47,659         64,714
Contract charges                                  (163,866)       (225,186)         (5,818)        (545,110)       (32,151)
Contract terminations:
    Surrender benefits                         (11,236,361)    (14,800,002)       (983,945)     (17,639,717)    (3,226,597)
    Death benefits                              (2,343,638)     (1,745,468)        (76,919)      (2,504,860)      (341,442)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               186,091,220     191,346,086       9,648,051      255,181,535     38,477,835
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 52    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                               JANUS ASPEN     JANUS ASPEN     JANUS ASPEN     LM CB VAR          MFS
                                                 GLOBAL          JANUS,         OVERSEAS,     SM CAP GRO,   INV GRO STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           TECH, SERV         SERV             SERV           CL I          SERV CL
 OPERATIONS
Investment income (loss) -- net               $   (145,011)  $   (2,305,213)  $     605,777   $   (40,633)   $   (509,432)
Net realized gain (loss) on sales of
  investments                                   (1,991,925)      (6,928,103)      2,506,051      (287,327)       (924,029)
Distributions from capital gains                        --               --      32,877,390       146,613       4,623,408
Net change in unrealized appreciation or
  depreciation of investments                   (8,519,753)    (395,159,205)   (165,722,340)   (2,285,723)    (42,788,887)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (10,656,689)    (404,392,521)   (129,733,122)   (2,467,070)    (39,598,940)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         535,332      247,687,503       2,934,517       877,948       2,613,345
Net transfers(1)                                (2,187,112)     164,673,706     (10,085,784)    1,944,674     (16,641,316)
Transfers for policy loans                          17,121          (90,112)        (63,277)       (4,454)        (19,457)
Adjustments to net assets allocated to
  contracts in payment period                         (713)          14,319         108,148            --         (12,682)
Contract charges                                   (15,018)      (3,804,074)       (100,208)       (4,653)        (68,003)
Contract terminations:
    Surrender benefits                          (1,490,583)     (18,315,354)    (11,541,276)     (254,146)     (5,994,233)
    Death benefits                                (161,502)      (4,193,535)     (1,202,226)      (15,093)       (824,585)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (3,302,475)     385,972,453     (19,950,106)    2,544,276     (20,946,931)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 25,957,096      791,865,502     252,914,192     4,020,625     120,723,574
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 11,997,932   $  773,445,434   $ 103,230,964   $ 4,097,831    $ 60,177,703
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          49,168,889      747,893,080     147,130,132     3,950,898     150,559,981
Contract purchase payments                       1,295,628      286,576,052       2,190,099       999,926       3,399,530
Net transfers(1)                                (5,645,355)     223,192,943     (13,549,811)    2,215,935     (25,100,039)
Transfers for policy loans                          40,758          (95,888)        (40,236)       (4,641)        (28,112)
Contract charges                                   (36,483)      (4,525,898)        (76,914)       (5,659)       (100,145)
Contract terminations:
    Surrender benefits                          (3,432,864)     (21,923,911)     (8,371,752)     (283,839)     (8,401,975)
    Death benefits                                (368,859)      (4,937,908)       (926,689)      (16,939)     (1,226,535)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                41,021,714    1,226,178,470     126,354,829     6,855,681     119,102,705
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    53

STATEMENTS OF CHANGES IN NET ASSETS



                                                   MFS            MFS            NB AMT           NB AMT           OPPEN
                                                NEW DIS,       UTILITIES,        INTL,       SOC RESPONSIVE,    GLOBAL SEC
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV CL        SERV CL           CL S             CL S          VA, SERV
 OPERATIONS
Investment income (loss) -- net               $   (513,955)  $   1,537,568   $  (2,570,124)    $    18,611     $    624,983
Net realized gain (loss) on sales of
  investments                                   (3,495,294)     (6,976,443)    (15,591,622)        (85,763)      (5,151,933)
Distributions from capital gains                12,927,097      53,844,373              --         158,727        9,673,420
Net change in unrealized appreciation or
  depreciation of investments                  (36,609,326)   (197,627,493)   (115,196,669)     (1,081,348)     (70,922,180)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (27,691,478)   (149,221,995)   (133,358,415)       (989,773)     (65,775,710)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,412,836      17,638,233      78,594,838         600,453        6,629,977
Net transfers(1)                               (14,951,575)    (23,668,023)    (30,869,209)        (80,204)     (30,406,024)
Transfers for policy loans                           8,281         (49,633)        (17,325)          1,244            6,006
Adjustments to net assets allocated to
  contracts in payment period                      (51,358)        142,203          (2,847)             --           38,116
Contract charges                                   (48,562)       (229,836)     (1,261,462)         (2,030)        (100,647)
Contract terminations:
    Surrender benefits                          (3,929,933)    (17,794,372)     (6,174,801)        (30,424)      (6,829,217)
    Death benefits                                (533,872)     (3,320,128)     (1,537,805)        (14,681)        (906,569)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (18,094,183)    (27,281,556)     38,731,389         474,358      (31,568,358)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 82,088,385     389,227,693     313,048,610       2,109,252      181,570,893
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 36,302,724   $ 212,724,142   $ 218,421,584     $ 1,593,837     $ 84,226,825
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          80,673,123     181,258,692     273,245,434       1,744,217      117,626,819
Contract purchase payments                       1,653,902      11,515,883      81,261,084         565,057        5,883,357
Net transfers(1)                               (17,691,840)    (18,159,748)     13,726,397         (68,796)     (24,025,887)
Transfers for policy loans                          12,477         (27,155)        (16,152)            350            8,236
Contract charges                                   (57,562)       (130,042)     (1,395,789)         (2,028)         (80,452)
Contract terminations:
    Surrender benefits                          (4,415,692)     (9,359,471)     (6,991,618)        (27,158)      (5,455,157)
    Death benefits                                (643,508)     (1,921,520)     (1,713,548)        (13,425)        (750,936)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                59,530,900     163,176,639     358,115,808       2,198,217       93,205,980
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 54    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                   OPPEN        OPPEN GLOBAL       OPPEN           PIMCO          PUT VT
                                              MAIN ST SM CAP    STRATEGIC INC       VAL       VIT ALL ASSET,   GLOBAL HLTH
YEAR ENDED DEC. 31, 2008 (CONTINUED)             VA, SERV         VA, SERV        VA, SERV      ADVISOR CL     CARE, CL IB
 OPERATIONS
Investment income (loss) -- net                $   (577,902)   $   82,435,012   $   (18,047)  $   55,016,354   $  (278,114)
Net realized gain (loss) on sales of
  investments                                    (3,892,701)      (24,612,845)     (669,640)      (5,336,873)      625,751
Distributions from capital gains                  5,608,068        24,866,375            --        3,379,059       314,504
Net change in unrealized appreciation or
  depreciation of investments                   (42,994,917)     (483,290,791)   (1,561,941)    (245,021,116)   (6,592,938)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (41,857,452)     (400,602,249)   (2,249,628)    (191,962,576)   (5,930,797)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        5,152,070       413,463,715       835,603      284,761,229       768,699
Net transfers(1)                                (17,997,334)       58,175,030    (1,455,174)     118,887,051    (7,108,096)
Transfers for policy loans                           (9,664)         (154,911)       (2,106)         (79,984)        8,973
Adjustments to net assets allocated to
  contracts in payment period                        11,678           950,257            --          529,412       (13,260)
Contract charges                                    (68,573)       (5,695,688)       (2,721)      (4,199,813)      (30,343)
Contract terminations:
    Surrender benefits                           (4,649,184)     (103,820,171)      (96,922)     (25,329,389)   (1,851,961)
    Death benefits                                 (629,276)      (17,494,240)      (14,970)      (5,773,796)     (215,109)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (18,190,283)      345,423,992      (736,290)     368,794,710    (8,441,097)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 121,815,788     2,131,138,444     5,723,096      855,249,980    39,463,521
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 61,768,053    $2,075,960,187   $ 2,737,178   $1,032,082,114   $25,091,627
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           91,910,733     1,745,767,764     5,116,281      754,096,049    35,962,246
Contract purchase payments                        5,092,316       360,902,069       858,158      262,481,612       746,884
Net transfers(1)                                (15,674,671)       14,615,938    (1,596,425)     108,874,036    (6,879,621)
Transfers for policy loans                           (5,797)         (130,174)       (3,077)         (74,291)        9,234
Contract charges                                    (61,601)       (4,930,441)       (3,045)      (3,966,045)      (29,546)
Contract terminations:
    Surrender benefits                           (4,098,857)      (87,846,472)     (122,445)     (24,194,353)   (1,792,929)
    Death benefits                                 (576,793)      (14,883,710)      (14,210)      (5,431,942)     (208,972)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 76,585,330     2,013,494,974     4,235,237    1,091,785,066    27,807,296
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    55

STATEMENTS OF CHANGES IN NET ASSETS



                                                    PUT VT         PUT VT         PUT VT          ROYCE          DISC
                                                   INTL EQ,       NEW OPP,        VISTA,       MICRO-CAP,    ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)               CL IB          CL IA          CL IB        INVEST CL       AGGR(2)
 OPERATIONS
Investment income (loss) -- net                  $    930,192   $ (1,015,267)  $   (407,036)  $  1,200,024    $   (27,495)
Net realized gain (loss) on sales of
  investments                                        (733,014)    (9,050,504)    (6,064,408)     4,373,996       (264,639)
Distributions from capital gains                   11,474,658             --             --      8,000,920             --
Net change in unrealized appreciation or
  depreciation of investments                     (47,273,022)   (40,699,319)   (20,077,045)   (55,491,641)    (1,661,420)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (35,601,186)   (50,765,090)   (26,548,489)   (41,916,701)    (1,953,554)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,063,305      2,558,923      1,298,219      1,238,647      1,252,934
Net transfers(1)                                  (18,594,269)    (7,354,984)   (10,320,649)   (21,295,116)     9,400,148
Transfers for policy loans                             12,852        294,021         40,753         24,443          2,193
Adjustments to net assets allocated to
  contracts in payment period                          (3,721)       (90,024)       (13,372)        (1,236)          (195)
Contract charges                                      (49,465)      (135,034)       (44,382)       (28,175)        (2,891)
Contract terminations:
    Surrender benefits                             (3,927,793)   (28,545,485)    (3,781,279)    (6,345,642)      (357,830)
    Death benefits                                   (436,835)      (851,236)      (453,300)      (715,816)            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (21,935,926)   (34,123,819)   (13,274,010)   (27,122,895)    10,294,359
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    94,674,067    153,099,942     67,450,004    116,412,325             --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 37,136,955   $ 68,211,033   $ 27,627,505   $ 47,372,729    $ 8,340,805
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             53,770,331     97,679,315     61,544,884     33,733,553             --
Contract purchase payments                            743,329      2,007,663      1,481,294        434,527      1,336,474
Net transfers(1)                                  (13,492,860)    (5,880,189)   (11,663,264)    (7,339,770)    10,801,305
Transfers for policy loans                             11,911        235,024         56,359          8,918          2,954
Contract charges                                      (35,052)      (107,335)       (51,948)       (10,177)        (3,612)
Contract terminations:
    Surrender benefits                             (2,728,332)   (21,580,929)    (4,192,107)    (2,192,589)      (370,772)
    Death benefits                                   (322,453)      (648,308)      (501,145)      (246,343)            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   37,946,874     71,705,241     46,674,073     24,388,119     11,766,349
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 56    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                   DISC           DISC           DISC            DISC           VP DAVIS
                                               ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,    ASSET ALLOC,     NY VENTURE,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)          CONSERV(2)       MOD(2)       MOD AGGR(2)   MOD CONSERV(2)        CL 3
 OPERATIONS
Investment income (loss) -- net                 $   (62,873)   $  (134,199)   $   (96,479)    $   (74,331)   $  (5,901,159)
Net realized gain (loss) on sales of
  investments                                      (490,485)      (548,718)      (366,025)       (743,884)      (1,129,011)
Distributions from capital gains                         --             --             --              --        5,167,283
Net change in unrealized appreciation or
  depreciation of investments                    (1,391,686)    (6,386,398)    (5,428,645)     (2,702,239)    (319,039,412)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,945,044)    (7,069,315)    (5,891,149)     (3,520,454)    (320,902,299)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          993,675      3,105,294      2,027,043       1,633,496      196,909,373
Net transfers(1)                                 23,332,184     42,349,382     28,646,415      22,732,816      174,561,789
Transfers for policy loans                          (23,367)        (4,392)        (7,898)        (12,876)         (46,967)
Adjustments to net assets allocated to
  contracts in payment period                            --        266,298         81,523          12,742             (832)
Contract charges                                     (5,277)       (10,847)        (5,984)         (5,046)      (3,031,355)
Contract terminations:
    Surrender benefits                             (837,560)      (725,899)      (315,166)       (734,652)     (15,193,010)
    Death benefits                                 (156,810)      (136,462)       (74,251)        (28,456)      (3,636,964)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   23,302,845     44,843,374     30,351,682      23,598,024      349,562,034
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --             --             --              --      606,200,877
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $21,357,801    $37,774,059    $24,460,533     $20,077,570    $ 634,860,612
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --             --             --              --      533,474,524
Contract purchase payments                          991,290      3,378,562      2,222,979       1,662,306      206,839,189
Net transfers(1)                                 25,478,179     46,926,034     31,237,470      24,417,767      200,999,356
Transfers for policy loans                          (24,186)        (3,756)       (11,805)        (13,126)         (45,858)
Contract charges                                     (6,077)       (12,844)        (7,138)         (5,894)      (3,302,892)
Contract terminations:
    Surrender benefits                             (851,454)      (777,741)      (271,630)       (765,774)     (16,692,769)
    Death benefits                                 (161,406)      (144,108)      (106,586)        (37,350)      (3,898,074)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 25,426,346     49,366,147     33,063,290      25,257,929      917,373,476
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    57

STATEMENTS OF CHANGES IN NET ASSETS



                                                  VP GS         VP PTNRS         RVS VP          RVS VP           RVS VP
                                              MID CAP VAL,       SM CAP           BAL,         CASH MGMT,        DIV BOND,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL 3         VAL, CL 3          CL 3            CL 3             CL 3
 OPERATIONS
Investment income (loss) -- net                $  (154,242)  $  (6,878,924)  $  (2,275,199)  $   15,151,445   $  (18,626,804)
Net realized gain (loss) on sales of
  investments                                   (1,587,521)    (11,207,354)    (29,973,539)         (54,691)     (33,820,604)
Distributions from capital gains                   167,075      30,800,789      23,249,115               --               --
Net change in unrealized appreciation or
  depreciation of investments                   (5,745,465)   (315,458,032)    (91,725,822)        (325,511)    (216,095,371)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (7,320,153)   (302,743,521)   (100,725,445)      14,771,243     (268,542,779)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         571,960     193,361,128       5,613,860      219,269,511      778,967,812
Net transfers(1)                                (5,912,474)     49,520,605     (57,955,138)     280,290,723     (139,919,730)
Transfers for policy loans                           8,002            (953)        234,168          252,208           (1,881)
Adjustments to net assets allocated to
  contracts in payment period                       (1,804)        (94,261)       (652,827)      (1,169,218)        (546,744)
Contract charges                                   (18,414)     (3,389,664)       (233,307)        (650,066)     (11,254,905)
Contract terminations:
    Surrender benefits                          (1,373,482)    (26,571,775)    (46,856,334)    (189,247,253)    (166,895,226)
    Death benefits                                (119,262)     (4,872,553)     (5,068,011)     (17,534,278)     (30,597,103)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (6,845,474)    207,952,527    (104,917,589)     291,211,627      429,752,223
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 25,326,978     846,374,532     399,988,332    1,009,165,225    3,134,331,720
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $11,161,351   $ 751,583,538   $ 194,345,298   $1,315,148,095   $3,295,541,164
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          18,855,178     617,370,344     271,897,845      868,750,481    2,530,298,748
Contract purchase payments                         512,163     205,084,186       4,458,110      202,236,494      726,110,338
Net transfers(1)                                (4,832,398)     61,585,396     (51,696,068)     225,008,434     (178,174,690)
Transfers for policy loans                           5,518         (12,550)        157,497          197,783          (31,604)
Contract charges                                   (16,211)     (3,126,625)       (181,071)        (554,618)      (9,852,338)
Contract terminations:
    Surrender benefits                            (996,015)    (20,679,903)    (31,164,258)    (159,414,965)    (131,563,804)
    Death benefits                                (115,372)     (4,107,151)     (3,791,840)     (15,158,849)     (25,094,542)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                13,412,863     856,113,697     189,680,215    1,121,064,760    2,911,692,108
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 58    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                 RVS VP           RVS VP           RVS VP            RVS VP            RVS VP
                                                 DIV EQ             DYN            GLOBAL       GLOBAL INFLATION      HI YIELD
YEAR ENDED DEC. 31, 2008 (CONTINUED)           INC, CL 3         EQ, CL 3        BOND, CL 3      PROT SEC, CL 3      BOND, CL 3
 OPERATIONS
Investment income (loss) -- net             $   (19,143,545)  $   (5,601,293)  $   74,436,353     $ 11,170,218     $  (3,538,676)
Net realized gain (loss) on sales of
  investments                                   (24,614,473)     (47,402,275)      (5,347,418)        (186,918)      (30,801,819)
Distributions from capital gains                214,500,453       85,907,518          590,926               --                --
Net change in unrealized appreciation or
  depreciation of investments                (1,351,061,550)    (413,649,619)    (100,051,681)     (25,359,743)     (116,303,042)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (1,180,319,115)    (380,745,669)     (30,371,820)     (14,376,443)     (150,643,537)
--------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      346,744,420       18,553,001      259,985,783      162,447,055        12,961,165
Net transfers(1)                                132,509,673     (123,015,836)     (68,677,513)       8,181,357      (176,404,868)
Transfers for policy loans                          (79,069)         932,267             (286)         (49,993)           91,031
Adjustments to net assets allocated to
  contracts in payment period                      (310,509)        (956,748)        (131,929)         (51,868)         (321,491)
Contract charges                                 (5,605,751)      (1,333,784)      (3,829,196)      (2,650,012)         (361,398)
Contract terminations:
    Surrender benefits                         (101,234,525)    (100,738,536)     (61,041,667)     (26,495,759)      (57,863,381)
    Death benefits                              (17,241,488)      (8,858,053)      (9,609,829)      (5,375,017)       (8,237,322)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  354,782,751     (215,417,689)     116,695,363      136,005,763      (230,136,264)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               2,710,344,684    1,044,144,177    1,133,348,233      605,794,082       763,178,955
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 1,884,808,320   $  447,980,819   $1,219,671,776     $727,423,402     $ 382,399,154
--------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        1,615,553,755      908,740,844      852,722,375      543,694,986       550,624,505
Contract purchase payments                      343,759,136       20,110,295      229,091,526      145,260,311        11,063,632
Net transfers(1)                                192,179,798     (142,300,032)     (78,708,281)         110,288      (138,517,692)
Transfers for policy loans                          (50,959)         881,036          (11,878)         (43,839)           72,030
Contract charges                                 (5,045,291)      (1,485,808)      (3,091,241)      (2,356,943)         (283,275)
Contract terminations:
    Surrender benefits                          (70,779,936)     (90,707,110)     (42,561,206)     (23,579,811)      (43,180,171)
    Death benefits                              (12,831,036)      (9,758,229)      (7,186,299)      (4,784,575)       (6,502,309)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              2,062,785,467      685,480,996      950,254,996      658,300,417       373,276,720
--------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    59

STATEMENTS OF CHANGES IN NET ASSETS



                                                   RVS VP         RVS VP          RVS VP         RVS VP           RVS VP
                                                  INC OPP,        MID CAP        MID CAP        S&P 500,     SHORT DURATION,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL 3         GRO, CL 3      VAL, CL 3         CL 3             CL 3
 OPERATIONS
Investment income (loss) -- net                $  (4,583,999)  $ (1,307,193)  $  (2,657,180)  $ (1,574,030)    $ (2,672,225)
Net realized gain (loss) on sales of
  investments                                    (12,653,602)    (4,257,308)     (8,941,924)       456,995       (1,293,058)
Distributions from capital gains                          --      1,041,144      65,630,697      8,639,876               --
Net change in unrealized appreciation or
  depreciation of investments                   (120,902,224)   (70,171,114)   (218,152,389)   (96,065,586)      (9,457,807)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (138,139,825)   (74,694,471)   (164,120,796)   (88,542,745)     (13,423,090)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       168,909,005      3,921,623      51,341,501      7,187,475       19,669,255
Net transfers(1)                                  (8,794,640)   (21,775,657)     23,883,843    (33,887,555)      50,214,527
Transfers for policy loans                           (33,252)       139,518         (37,345)         5,455          (48,830)
Adjustments to net assets allocated to
  contracts in payment period                        (30,672)       (88,195)        (25,526)       (42,372)         (96,267)
Contract charges                                  (2,634,839)      (136,650)       (771,044)      (147,578)        (229,204)
Contract terminations:
    Surrender benefits                           (16,734,807)   (17,971,010)    (10,642,279)   (14,194,131)     (25,823,578)
    Death benefits                                (4,024,236)    (1,304,105)     (1,810,593)    (2,049,452)      (4,439,841)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   136,656,559    (37,214,476)     61,938,557    (43,128,158)      39,246,062
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  577,420,763    190,564,075     329,463,858    265,351,346      346,116,295
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 575,937,497   $ 78,655,128   $ 227,281,619   $133,680,443     $371,939,267
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           516,836,128    151,417,748     243,623,712    248,359,813      272,625,569
Contract purchase payments                       165,306,074      3,930,990      52,641,750      7,744,957       17,456,091
Net transfers(1)                                 (16,672,350)   (20,807,744)     31,631,997    (37,738,039)      41,444,935
Transfers for policy loans                           (31,183)       167,900         (30,476)        12,435          (41,801)
Contract charges                                  (2,552,940)      (138,644)       (770,796)      (166,219)        (183,827)
Contract terminations:
    Surrender benefits                           (16,013,800)   (18,835,898)     (9,615,724)   (15,541,389)     (20,811,166)
    Death benefits                                (3,857,463)    (1,361,150)     (1,672,476)    (2,360,094)      (3,541,872)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 643,014,466    114,373,202     315,807,987    200,311,464      306,947,929
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 60    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                      SEL           SEL VP        SEL VP         THDL VP         THDL VP
                                                    VP GRO,         LG CAP        SM CAP        EMER MKTS,      INTL OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  CL 3        VAL, CL 3      VAL, CL 3         CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                  $  (1,465,709)  $  (110,321)  $   (721,334)  $  (1,285,583)  $   3,413,289
Net realized gain (loss) on sales of
  investments                                      (27,559,245)   (1,631,807)   (11,352,210)       (837,475)      6,452,882
Distributions from capital gains                            --       363,086     11,015,847     103,706,010              --
Net change in unrealized appreciation or
  depreciation of investments                     (113,519,466)   (5,376,917)   (38,652,357)   (505,111,892)   (138,759,111)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (142,544,420)   (6,755,959)   (39,710,054)   (403,528,940)   (128,892,940)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           7,767,836       620,986      2,407,471     115,546,695       6,528,218
Net transfers(1)                                  (109,420,420)   (4,210,975)   (26,253,204)    139,406,078     (43,126,658)
Transfers for policy loans                              92,813        (1,830)        22,219         (82,961)        153,870
Adjustments to net assets allocated to
  contracts in payment period                         (168,448)       (1,202)       (27,746)          4,516        (155,950)
Contract charges                                      (262,930)      (12,148)       (68,198)     (1,941,691)       (193,288)
Contract terminations:
    Surrender benefits                             (16,669,635)   (1,296,926)    (6,354,400)    (22,819,210)    (45,856,351)
    Death benefits                                  (1,720,240)      (70,507)    (1,027,183)     (3,445,805)     (2,586,422)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (120,381,024)   (4,972,602)   (31,301,041)    226,667,622     (85,236,581)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    404,027,400    20,660,664    122,452,481     695,489,361     370,714,786
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 141,101,956   $ 8,932,103   $ 51,441,386   $ 518,628,043   $ 156,585,265
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             516,489,168    15,712,105     74,284,903     289,591,162     255,423,903
Contract purchase payments                          11,297,360       598,569      1,958,478      82,837,438       5,562,026
Net transfers(1)                                  (173,583,082)   (3,711,048)   (19,209,461)    148,555,834     (40,743,875)
Transfers for policy loans                             174,758           (58)        17,463         (37,966)        120,746
Contract charges                                      (413,755)      (11,236)       (51,915)     (1,279,766)       (165,213)
Contract terminations:
    Surrender benefits                             (24,795,058)   (1,067,225)    (4,683,104)    (11,647,189)    (33,784,319)
    Death benefits                                  (2,659,181)      (67,383)      (763,275)     (1,991,383)     (2,267,055)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   326,510,210    11,453,724     51,553,089     506,028,130     184,146,213
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    61

STATEMENTS OF CHANGES IN NET ASSETS



                                                    THIRD         VANK LIT        VANK UIF       VANK UIF
                                                     AVE         COMSTOCK,      GLOBAL REAL       MID CAP         WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 VAL           CL II         EST, CL II     GRO, CL II         INTL
 OPERATIONS
Investment income (loss) -- net                 $    (60,330)  $   9,934,129   $   4,131,019   $    (61,992)  $     651,497
Net realized gain (loss) on sales of
  investments                                      3,063,792     (11,221,313)     (2,941,501)    (6,013,729)     12,249,365
Distributions from capital gains                  15,950,216      42,465,434      14,718,198     13,822,746     112,265,598
Net change in unrealized appreciation or
  depreciation of investments                    (72,084,315)   (395,413,857)   (153,850,021)   (35,740,924)   (562,372,647)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (53,130,637)   (354,235,607)   (137,942,305)   (27,993,899)   (437,206,187)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,723,739     162,120,678      55,717,716      3,905,006      76,078,521
Net transfers(1)                                 (32,159,394)     41,775,800     128,949,497      8,415,092     (18,512,205)
Transfers for policy loans                            31,505         (38,530)        (12,997)       (15,789)        (86,271)
Adjustments to net assets allocated to
  contracts in payment period                        (11,469)         12,669          (3,217)        12,157         120,303
Contract charges                                     (34,908)     (3,112,560)       (854,197)       (33,285)     (1,399,138)
Contract terminations:
    Surrender benefits                            (7,800,003)    (30,359,657)     (6,988,921)    (2,348,267)    (38,265,890)
    Death benefits                                (1,001,720)     (4,920,727)     (1,243,813)      (314,304)     (4,782,318)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (39,252,250)    165,477,673     175,564,068      9,620,610      13,153,002
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  148,093,084     869,865,179     203,382,069     47,492,816     970,136,740
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 55,710,197   $ 681,107,245   $ 241,003,832   $ 29,119,527   $ 546,083,555
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            47,482,472     706,657,539     179,033,512     38,592,716     416,769,930
Contract purchase payments                           676,583     174,658,508      61,098,888      3,580,633      63,518,362
Net transfers(1)                                 (12,750,016)     45,994,255     152,920,756      5,565,769      28,905,438
Transfers for policy loans                            14,146         (38,827)        (15,995)       (13,416)        (35,954)
Contract charges                                     (14,167)     (3,167,034)       (990,995)       (34,522)       (977,645)
Contract terminations:
    Surrender benefits                            (3,072,269)    (28,910,108)     (7,932,739)    (2,455,285)    (19,311,839)
    Death benefits                                  (405,256)     (4,882,721)     (1,398,187)      (316,231)     (2,747,142)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  31,931,493     890,311,612     382,715,240     44,919,664     486,121,150
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 62    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     WF ADV         WF ADV        WF ADV         WF ADV
                                                      WANGER        VT INDEX          VT            VT             VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   USA         ASSET ALLOC    INTL CORE         OPP        SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                   $  (6,967,912)  $  1,135,226   $   154,170   $    666,791   $   (684,366)
Net realized gain (loss) on sales of investments       (135,244)    (1,689,602)     (480,814)    (3,064,442)    (5,649,931)
Distributions from capital gains                     98,763,493      5,981,215     2,835,003     14,416,944     21,965,577
Net change in unrealized appreciation or
  depreciation of investments                      (458,879,494)   (30,721,309)   (9,918,833)   (41,233,853)   (55,428,219)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (367,219,157)   (25,294,470)   (7,410,474)   (29,214,560)   (39,796,939)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           81,011,616      1,206,884       205,812      2,112,338      4,174,718
Net transfers(1)                                    (91,922,121)   (19,898,897)   (3,910,562)   (15,745,317)   (10,394,214)
Transfers for policy loans                                9,793         13,341        (3,248)       (17,912)        (3,560)
Adjustments to net assets allocated to contracts
  in payment period                                      (7,159)       (20,924)       (4,193)        (6,003)        (1,541)
Contract charges                                     (1,513,214)       (54,687)      (10,287)       (52,763)       (53,040)
Contract terminations:
    Surrender benefits                              (38,964,384)    (5,566,230)     (796,937)    (3,805,759)    (3,734,895)
    Death benefits                                   (4,951,058)    (1,111,202)     (142,054)      (496,130)      (506,117)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (56,336,527)   (25,431,715)   (4,661,469)   (18,011,546)   (10,518,649)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     973,831,286     98,668,714    19,885,705     85,505,254    100,983,953
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 550,275,602   $ 47,942,529   $ 7,813,762   $ 38,279,148   $ 50,668,365
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              565,036,815     72,214,012    13,828,315     60,059,822     75,618,973
Contract purchase payments                           80,202,840      1,017,946       175,616      1,820,547      3,879,797
Net transfers(1)                                    (41,755,516)   (17,670,224)   (3,537,792)   (12,826,501)   (10,058,185)
Transfers for policy loans                                2,514         13,619        (2,297)       (14,360)        (5,138)
Contract charges                                     (1,270,366)       (46,514)       (8,796)       (43,434)       (50,239)
Contract terminations:
    Surrender benefits                              (26,081,981)    (4,676,335)     (661,997)    (3,049,892)    (3,481,146)
    Death benefits                                   (3,552,079)      (983,444)     (113,422)      (432,284)      (501,463)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    572,582,227     49,869,060     9,679,627     45,513,898     65,402,599
--------------------------------------------------------------------------------------------------------------------------




  (1) Includes transfer activity from (to) other divisions and transfers from
      (to) RiverSource Life's fixed account.


  (2) For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    63

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION


RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.



The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.



RiverSource Retirement Advisor Variable Annuity(R) (RAVA)


RiverSource Retirement Advisor Variable Annuity(R) - Band 3 (RAVA Band 3)*


RiverSource Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage)


RiverSource Retirement Advisor Select(R) Variable Annuity (RAVA Select)


RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 (RAVA Advantage Band 3)*


RiverSource Retirement Advisor Advantage Plus(R) Variable Annuity (RAVA Advantage Plus)


RiverSource Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
Plus)


RiverSource Retirement Advisor 4 Advantage(R) Variable Annuity (RAVA 4
Advantage)


RiverSource Retirement Advisor 4 Select(R) Variable Annuity (RAVA 4 Select)


RiverSource Retirement Advisor 4 Access(R) Variable Annuity (RAVA 4 Access)


RiverSource(R) Flexible Portfolio Annuity (FPA)



   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.



The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.



DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser I         Invesco V.I. Capital Appreciation Fund, Series I Shares
                                     (previously AIM V.I. Capital Appreciation Fund, Series I Shares)
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares
                                     (previously AIM V.I. Capital Appreciation Fund, Series II Shares)
Invesco VI Cap Dev, Ser I          Invesco V.I. Capital Development Fund, Series I Shares
                                     (previously AIM V.I. Capital Development Fund, Series I Shares)
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares
                                     (previously AIM V.I. Capital Development Fund, Series II Shares)
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
                                     (previously AIM V.I. Core Equity Fund, Series I Shares)
Invesco VI Dyn, Ser I              Invesco V.I. Dynamics Fund, Series I Shares
                                     (previously AIM V.I. Dynamics Fund, Series I Shares)
Invesco VI Fin Serv, Ser I         Invesco V.I. Financial Services Fund, Series I Shares
                                     (previously AIM V.I. Financial Services Fund, Series I Shares)
Invesco VI Fin Serv, Ser II        Invesco V.I. Financial Services Fund, Series II Shares
                                     (previously AIM V.I. Financial Services Fund, Series II Shares)
Invesco VI Global Hlth, Ser II     Invesco V.I. Global Health Care Fund, Series II Shares
                                     (previously AIM V.I. Global Health Care Fund, Series II Shares)
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II Shares(1)
                                     (previously AIM V.I. International Growth Fund, Series II Shares)
Invesco VI Tech, Ser I             Invesco V.I. Technology Fund, Series I Shares
                                     (previously AIM V.I. Technology Fund, Series I Shares)
AB VPS Global Thematic Gro, Cl B   AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
                                     (previously AllianceBernstein VPS Global Technology Portfolio (Class B))
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)(2),(3)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I(4)
AC VP Val, Cl II                   American Century VP Value, Class II

-





 64    RIVERSOURCE VARIABLE ACCOUNT 10

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Calvert VS Social Bal              Calvert Variable Series, Inc. VP SRI Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
Col Marsico Gro, VS Cl A           Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B      Columbia Marsico International Opportunities Fund, Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex I                  Credit Suisse Trust - U.S. Equity Flex I Portfolio(5)
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                     Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2(6)
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
LM CB Var Sm Cap Gro, Cl I         Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Class I
                                     (previously Legg Mason Partners Variable Small Cap Growth Portfolio,
                                     Class I)
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
NB AMT Intl, Cl S                  Neuberger Berman Advisers Management Trust International Portfolio (Class
                                     S)
NB AMT Soc Responsive, Cl S        Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
                                     (Class S)
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Serv                               (previously Oppenheimer Strategic Bond Fund/VA, Service Shares)
Oppen Val VA, Serv                 Oppenheimer Value Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr             RVST Disciplined Asset Allocation Portfolios - Aggressive
Disc Asset Alloc, Conserv          RVST Disciplined Asset Allocation Portfolios - Conservative
Disc Asset Alloc, Mod              RVST Disciplined Asset Allocation Portfolios - Moderate
Disc Asset Alloc, Mod Aggr         RVST Disciplined Asset Allocation Portfolios - Moderately Aggressive
Disc Asset Alloc, Mod Conserv      RVST Disciplined Asset Allocation Portfolios - Moderately Conservative
VP Davis NY Venture, Cl 3          RVST Variable Portfolio - Davis New York Venture Fund (Class 3)
                                     (previously RVST RiverSource Partners Variable Portfolio - Fundamental
                                     Value Fund)
VP GS Mid Cap Val, Cl 3            RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
                                     (previously RVST RiverSource Partners Variable Portfolio - Select Value
                                     Fund)
VP Ptnrs Sm Cap Val, Cl 3          RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3)
                                     (previously RVST RiverSource Partners Variable Portfolio - Small Cap
                                     Value Fund)
RVS VP Bal, Cl 3                   RVST RiverSource Variable Portfolio - Balanced Fund (Class 3)(7)
RVS VP Cash Mgmt, Cl 3             RVST RiverSource Variable Portfolio - Cash Management Fund (Class 3)
RVS VP Div Bond, Cl 3              RVST RiverSource Variable Portfolio - Diversified Bond Fund (Class 3)
RVS VP Div Eq Inc, Cl 3            RVST RiverSource Variable Portfolio - Diversified Equity Income Fund (Class
                                     3)(4),(8)
RVS VP Dyn Eq, Cl 3                RVST RiverSource Variable Portfolio - Dynamic Equity Fund (Class 3)
RVS VP Global Bond, Cl 3           RVST RiverSource Variable Portfolio - Global Bond Fund (Class 3)
RVS VP Global Inflation Prot Sec,  RVST RiverSource Variable Portfolio - Global Inflation Protected Securities
  Cl 3                               Fund (Class 3)
RVS VP Hi Yield Bond, Cl 3         RVST RiverSource Variable Portfolio - High Yield Bond Fund (Class 3)
RVS VP Inc Opp, Cl 3               RVST RiverSource Variable Portfolio - Income Opportunities Fund (Class 3)
RVS VP Mid Cap Gro, Cl 3           RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3)

-





                                          RIVERSOURCE VARIABLE ACCOUNT 10    65

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
RVS VP Mid Cap Val, Cl 3           RVST RiverSource Variable Portfolio - Mid Cap Value Fund (Class 3)
RVS VP S&P 500, Cl 3               RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3)
RVS VP Short Duration, Cl 3        RVST RiverSource Variable Portfolio - Short Duration U.S. Government Fund
                                     (Class 3)
Sel VP Gro, Cl 3                   RVST Seligman Variable Portfolio - Growth Fund (Class 3)
Sel VP Lg Cap Val, Cl 3            RVST Seligman Variable Portfolio - Larger-Cap Value Fund  (Class 3)
Sel VP Sm Cap Val, Cl 3            RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 3)
THDL VP Emer Mkts, Cl 3            RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3)(9)
THDL VP Intl Opp, Cl 3             RVST Threadneedle Variable Portfolio - International Opportunity Fund
                                     (Class 3)
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK UIF Global Real Est, Cl II    Van Kampen's UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Index Asset Alloc        Wells Fargo Advantage VT Index Asset Allocation Fund
                                     (previously Wells Fargo Advantage VT Asset Allocation Fund)
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------






  (1) Effective Feb. 13, 2009, Putman VT International New Opportunities
      Fund - Class IB Shares was substituted with AIM V.I. International Growth Fund, Series II Shares.


  (2) Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).


  (3) Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio
      - Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).


  (4) Effective Feb. 13, 2009, for FPA only, American Century VP Value, Class I was substituted with RVST RiverSource Variable Portfolio - Diversified Equity Income Fund (Class 3).


  (5) Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct. 2, 2009.


  (6) Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity Fund - Class 2.


  (7) Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable Portfolio - Balanced Fund (Class 3).


  (8) Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
      Portfolio - Diversified Equity Income Fund (Class 3).


  (9) Effective Feb. 13, 2009, FTVIPT Templeton Developing Markets Securities Fund - Class 1 was substituted with RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3).



The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.



RiverSource Life serves as issuer of the contract.



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



INVESTMENTS IN THE FUNDS


Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.



Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.



The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:



     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds.



 66    RIVERSOURCE VARIABLE ACCOUNT 10

VARIABLE PAYOUT


Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.



FEDERAL INCOME TAXES


RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.



SUBSEQUENT EVENTS


Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.



USE OF ESTIMATES


The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.



3. VARIABLE ACCOUNT EXPENSES



RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.



PRODUCT                            MORTALITY AND EXPENSE RISK FEE
--------------------------------------------------------------------------------------------------------------
RAVA                               0.75% to 0.95%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------------------
RAVA Band 3                        0.55%
--------------------------------------------------------------------------------------------------------------
RAVA Advantage                     0.75% to 0.95%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------------------
RAVA Select                        1.00% to 1.20%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------------------
RAVA Advantage Band 3              0.55%
--------------------------------------------------------------------------------------------------------------
RAVA Advantage Plus                0.55% to 0.95%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------------------
RAVA Select Plus                   0.75% to 1.20%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------------------
RAVA 4 Advantage                   0.85% to 1.05%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------------------
RAVA 4 Select                      1.10% to 1.30%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------------------
RAVA 4 Access                      1.25% to 1.45%
                                   (depending on the contract selected)
--------------------------------------------------------------------------------------------------------------
FPA                                1.25%
--------------------------------------------------------------------------------------------------------------




4. CONTRACT CHARGES


RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.



Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    67

5. SURRENDER CHARGES


RiverSource Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.



6. RELATED PARTY TRANSACTIONS


Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.



For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.



The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation, an affiliate of RiverSource Life. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.



The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.



RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc., the parent of RiverSource Life, (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.



On Sept. 29, 2009, Ameriprise Financial entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010. Certain divisions invest in Funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC.



In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.



7. INVESTMENT TRANSACTIONS


The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2009 were as follows:



DIVISION                                                                      PURCHASES
--------------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser I                                                    $      466,488
Invesco VI Cap Appr, Ser II                                                        6,029,873
Invesco VI Cap Dev, Ser I                                                            387,765
Invesco VI Cap Dev, Ser II                                                         1,366,009
Invesco VI Core Eq, Ser I                                                          3,685,372
Invesco VI Dyn, Ser I                                                                255,270
Invesco VI Fin Serv, Ser I                                                         4,907,063
Invesco VI Fin Serv, Ser II                                                        2,921,226
Invesco VI Global Hlth, Ser II                                                     5,639,396
Invesco VI Intl Gro, Ser II                                                      167,753,423
Invesco VI Tech, Ser I                                                             6,661,910
AB VPS Global Thematic Gro, Cl B                                                   7,929,681
AB VPS Gro & Inc, Cl B                                                             7,305,647
AB VPS Intl Val, Cl B                                                            131,317,263
AB VPS Lg Cap Gro, Cl B                                                            1,039,725
AC VP Intl, Cl I                                                                     929,067
AC VP Intl, Cl II                                                                  2,344,976



 68    RIVERSOURCE VARIABLE ACCOUNT 10

DIVISION                                                                      PURCHASES
--------------------------------------------------------------------------------------------
AC VP Mid Cap Val, Cl II                                                      $   49,731,644
AC VP Ultra, Cl II                                                                 3,953,971
AC VP Val, Cl I                                                                    5,753,555
AC VP Val, Cl II                                                                  21,464,734
Calvert VS Social Bal                                                              1,373,181
Col Hi Yield, VS Cl B                                                             21,006,575
Col Marsico Gro, VS Cl A                                                         489,483,305
Col Marsico Intl Opp, VS Cl B                                                      7,730,017
CS Commodity Return                                                               32,924,336
CS U.S. Eq Flex I                                                                 11,793,780
Drey VIF Intl Eq, Serv                                                             2,061,837
EV VT Floating-Rate Inc                                                          302,905,420
EG VA Fundamental Lg Cap, Cl 2                                                    11,942,768
EG VA Intl Eq, Cl 2                                                              634,281,059
Fid VIP Contrafund, Serv Cl 2                                                    129,498,590
Fid VIP Gro & Inc, Serv Cl                                                         1,196,790
Fid VIP Gro & Inc, Serv Cl 2                                                       1,869,750
Fid VIP Mid Cap, Serv Cl                                                           2,135,778
Fid VIP Mid Cap, Serv Cl 2                                                        77,337,839
Fid VIP Overseas, Serv Cl                                                          1,548,018
Fid VIP Overseas, Serv Cl 2                                                        7,453,168
FTVIPT Frank Global Real Est, Cl 2                                                23,558,843
FTVIPT Frank Sm Cap Val, Cl 2                                                     15,772,700
FTVIPT Mutual Shares Sec, Cl 2                                                     9,450,185
GS VIT Mid Cap Val, Inst                                                           5,842,554
GS VIT Structd Sm Cap Eq, Inst                                                       512,661
GS VIT Structd U.S. Eq, Inst                                                       7,436,421
Janus Aspen Enterprise, Serv                                                         394,351
Janus Aspen Global Tech, Serv                                                      4,758,562
Janus Aspen Janus, Serv                                                          397,607,852
Janus Aspen Overseas, Serv                                                         9,764,841
LM CB Var Sm Cap Gro, Cl I                                                         2,665,622
MFS Inv Gro Stock, Serv Cl                                                        13,373,493
MFS New Dis, Serv Cl                                                               2,838,304
MFS Utilities, Serv Cl                                                            18,127,920
NB AMT Intl, Cl S                                                                 63,791,434
NB AMT Soc Responsive, Cl S                                                          562,713
Oppen Global Sec VA, Serv                                                          9,552,148
Oppen Main St Sm Cap VA, Serv                                                      5,531,215
Oppen Global Strategic Inc VA, Serv                                              348,225,222
Oppen Val VA, Serv                                                                 1,646,577
PIMCO VIT All Asset, Advisor Cl                                                  365,873,386
Put VT Global Hlth Care, Cl IB                                                     4,452,525
Put VT Intl Eq, Cl IB                                                                540,613
Put VT New Opp, Cl IA                                                                822,652
Put VT Vista, Cl IB                                                                  447,851
Royce Micro-Cap, Invest Cl                                                           788,444
Disc Asset Alloc, Aggr                                                            11,351,901
Disc Asset Alloc, Conserv                                                         29,939,004
Disc Asset Alloc, Mod                                                             49,389,095
Disc Asset Alloc, Mod Aggr                                                        28,371,239
Disc Asset Alloc, Mod Conserv                                                     32,288,934
VP Davis NY Venture, Cl 3                                                        650,372,108
VP GS Mid Cap Val, Cl 3                                                            1,371,304
VP Ptnrs Sm Cap Val, Cl 3                                                        147,478,475
RVS VP Bal, Cl 3                                                                  74,206,630
RVS VP Cash Mgmt, Cl 3                                                           111,536,048
RVS VP Div Bond, Cl 3                                                          1,103,736,925
RVS VP Div Eq Inc, Cl 3                                                          508,167,982
RVS VP Dyn Eq, Cl 3                                                                7,126,665
RVS VP Global Bond, Cl 3                                                         323,837,522
RVS VP Global Inflation Prot Sec, Cl 3                                         1,118,041,896
RVS VP Hi Yield Bond, Cl 3                                                        87,881,658
RVS VP Inc Opp, Cl 3                                                             753,094,987
RVS VP Mid Cap Gro, Cl 3                                                          17,543,250
RVS VP Mid Cap Val, Cl 3                                                          22,242,156



                                          RIVERSOURCE VARIABLE ACCOUNT 10    69

DIVISION                                                                      PURCHASES
--------------------------------------------------------------------------------------------
RVS VP S&P 500, Cl 3                                                          $   13,604,975
RVS VP Short Duration, Cl 3                                                       72,171,496
Sel VP Gro, Cl 3                                                                   3,663,300
Sel VP Lg Cap Val, Cl 3                                                            4,302,757
Sel VP Sm Cap Val, Cl 3                                                            2,418,906
THDL VP Emer Mkts, Cl 3                                                          157,089,601
THDL VP Intl Opp, Cl 3                                                            10,488,640
Third Ave Val                                                                     13,942,047
VanK LIT Comstock, Cl II                                                         143,723,671
VanK UIF Global Real Est, Cl II                                                   51,573,454
VanK UIF Mid Cap Gro, Cl II                                                        9,610,533
Wanger Intl                                                                      195,967,798
Wanger USA                                                                        66,580,979
WF Adv VT Index Asset Alloc                                                        1,608,148
WF Adv VT Intl Core                                                                  686,849
WF Adv VT Opp                                                                      2,627,989
WF Adv VT Sm Cap Gro                                                              15,774,551
--------------------------------------------------------------------------------------------





 70    RIVERSOURCE VARIABLE ACCOUNT 10

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS


The following is a summary of accumulation unit values at Dec. 31, 2009:



                                             INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                              CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
SUBACCOUNT                                      SER I            SER II             SER I            SER II             SER I
                                          ----------------------------------------------------------------------------------------
0.55%                                           $0.80             $0.86             $1.58             $1.21             $  --
0.75%                                            0.79              0.85              1.55              1.19                --
0.85%                                              --              0.82                --              0.89                --
0.95%                                            0.77              0.84              1.52              1.17                --
1.00%                                              --              0.89                --              1.23                --
1.05%                                              --              0.81                --              0.89                --
1.10%                                              --              0.81                --              0.88                --
1.20%                                              --              0.88                --              1.21                --
1.25%                                              --                --                --                --                --
1.25%                                              --              0.81                --              0.88              1.85
1.30%                                              --              0.81                --              0.88                --
1.45%                                              --              0.80                --              0.87                --
----------------------------------------------------------------------------------------------------------------------------------

                                             INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                                DYN,            FIN SERV,         FIN SERV,       GLOBAL HLTH,        INTL GRO,
SUBACCOUNT                                      SER I             SER I            SER II            SER II            SER II
                                          ----------------------------------------------------------------------------------------
0.55%                                           $1.04             $0.55             $  --             $1.02             $1.25
0.75%                                            1.03              0.54                --              1.01              1.24
0.85%                                              --                --              0.46              1.07              1.11
0.95%                                            1.01              0.53                --              1.01              1.23
1.00%                                            1.11              0.56                --              1.00              1.23
1.05%                                              --                --              0.45              1.06              1.10
1.10%                                              --                --              0.45              1.06              1.10
1.20%                                            1.09              0.56                --              1.00              1.22
1.25%                                              --                --                --                --                --
1.25%                                              --                --              0.45              1.06              1.09
1.30%                                              --                --              0.45              1.05              1.09
1.45%                                              --                --              0.45              1.05              1.08
----------------------------------------------------------------------------------------------------------------------------------

                                                                 AB VPS            AB VPS            AB VPS            AB VPS
                                          INVESCO VI TECH,   GLOBAL THEMATIC     GRO & INC,         INTL VAL,        LG CAP GRO,
SUBACCOUNT                                      SER I           GRO, CL B           CL B              CL B              CL B
                                          ----------------------------------------------------------------------------------------
0.55%                                           $0.75             $1.08             $0.97             $1.66             $  --
0.75%                                            0.73              1.07              0.95              1.63                --
0.85%                                              --              1.09              0.86              0.80              1.00
0.95%                                            0.72              1.07              0.93              1.61                --
1.00%                                            0.84              1.06              1.01              1.67                --
1.05%                                              --              1.08              0.85              0.80              0.99
1.10%                                              --              1.08              0.85              0.80              0.99
1.20%                                            0.83              1.05              1.00              1.64                --
1.25%                                              --                --                --                --                --
1.25%                                              --              1.07              0.84              0.79              0.99
1.30%                                              --              1.07              0.84              0.79              0.99
1.45%                                              --              1.06              0.84              0.79              0.98
----------------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    71

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,             INTL,         MID CAP VAL,         ULTRA,             VAL,
SUBACCOUNT                                       CL I              CL II             CL II             CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.13             $1.24             $0.88             $0.93             $1.55
0.75%                                             1.10              1.22              0.87              0.92              1.52
0.85%                                               --                --              1.08              0.96                --
0.95%                                             1.08              1.20              0.87              0.91              1.49
1.00%                                               --              1.38              0.87              0.91                --
1.05%                                               --                --              1.07              0.96                --
1.10%                                               --                --              1.07              0.95                --
1.20%                                               --              1.36              0.86              0.90                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --              1.07              0.95                --
1.30%                                               --                --              1.06              0.95                --
1.45%                                               --                --              1.06              0.94                --
-----------------------------------------------------------------------------------------------------------------------------------


                                                 AC VP            CALVERT             COL               COL           COL MARSICO
                                                 VAL,               VS             HI YIELD,       MARSICO GRO,        INTL OPP,
SUBACCOUNT                                       CL II          SOCIAL BAL          VS CL B           VS CL A           VS CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.31             $0.99             $1.16             $0.91             $0.89
0.75%                                             1.29              0.97              1.15              0.90              0.89
0.85%                                             0.94                --              1.16              0.96              1.00
0.95%                                             1.27              0.95              1.15              0.89              0.88
1.00%                                             1.26              1.08              1.14              0.89              0.88
1.05%                                             0.93                --              1.16              0.95              0.99
1.10%                                             0.93                --              1.15              0.95              0.99
1.20%                                             1.24              1.06              1.14              0.89              0.87
1.25%                                               --                --                --                --                --
1.25%                                             0.93                --              1.15              0.95              0.98
1.30%                                             0.93                --              1.14              0.95              0.98
1.45%                                             0.92                --              1.14              0.94              0.98
-----------------------------------------------------------------------------------------------------------------------------------


                                                  CS                CS             DREY VIF            EV VT             EG VA
                                               COMMODITY          U.S. EQ          INTL EQ,        FLOATING-RATE      FUNDAMENTAL
SUBACCOUNT                                      RETURN            FLEX I             SERV               INC          LG CAP, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.89             $1.09             $  --             $1.08             $1.09
0.75%                                             0.88              1.09                --              1.08              1.08
0.85%                                             0.92                --              0.97              1.07              1.07
0.95%                                             0.88              1.08                --              1.07              1.06
1.00%                                             0.87                --                --              1.07              1.17
1.05%                                             0.91                --              0.96              1.06              1.07
1.10%                                             0.91                --              0.96              1.06              1.06
1.20%                                             0.87                --                --              1.06              1.16
1.25%                                               --                --                --                --                --
1.25%                                             0.91              1.09              0.96              1.05              1.06
1.30%                                             0.91                --              0.95              1.05              1.06
1.45%                                             0.90                --              0.95              1.05              1.05
-----------------------------------------------------------------------------------------------------------------------------------





 72    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                               INTL EQ,         CONTRAFUND,       GRO & INC,        GRO & INC,         MID CAP,
SUBACCOUNT                                       CL 2            SERV CL 2          SERV CL          SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.23             $0.93             $0.95             $1.04             $3.08
0.75%                                             1.22              0.92              0.93              1.02              3.02
0.85%                                             0.89              0.97                --                --                --
0.95%                                             1.20              0.91              0.91              1.00              2.95
1.00%                                             1.20              0.91                --              1.04                --
1.05%                                             0.88              0.97                --                --                --
1.10%                                             0.88              0.97                --                --                --
1.20%                                             1.18              0.90                --              1.02                --
1.25%                                               --                --                --                --                --
1.25%                                             0.87              0.96                --                --                --
1.30%                                             0.87              0.96                --                --                --
1.45%                                             0.87              0.95                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------


                                                FID VIP           FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK
                                               MID CAP,          OVERSEAS,         OVERSEAS,        GLOBAL REAL       SM CAP VAL,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2         EST, CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.99             $1.12             $1.35             $1.75             $2.07
0.75%                                             1.96              1.10              1.33              1.71              2.02
0.85%                                             1.04                --              0.94              0.64              0.90
0.95%                                             1.93              1.07              1.31              1.68              1.98
1.00%                                             1.86                --              1.45              1.25              1.51
1.05%                                             1.03                --              0.93              0.64              0.89
1.10%                                             1.03                --              0.93              0.64              0.89
1.20%                                             1.84                --              1.43              1.23              1.48
1.25%                                               --                --                --                --                --
1.25%                                             1.02                --              0.92              0.63              0.89
1.30%                                             1.02                --              0.92              0.63              0.89
1.45%                                             1.01                --              0.92              0.62              0.88
-----------------------------------------------------------------------------------------------------------------------------------


                                                FTVIPT            GS VIT            GS VIT            GS VIT          JANUS ASPEN
                                             MUTUAL SHARES     MID CAP VAL,       STRUCTD SM       STRUCTD U.S.       ENTERPRISE,
SUBACCOUNT                                     SEC, CL 2           INST          CAP EQ, INST        EQ, INST            SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.23             $2.30             $1.38             $0.87             $0.59
0.75%                                             1.21              2.26              1.35              0.85              0.58
0.85%                                             0.91                --                --              0.83                --
0.95%                                             1.19              2.21              1.32              0.84              0.57
1.00%                                             1.26              1.63                --              1.01                --
1.05%                                             0.91                --                --              0.82                --
1.10%                                             0.90                --                --              0.82                --
1.20%                                             1.24              1.60                --              0.99                --
1.25%                                               --                --                --                --                --
1.25%                                             0.91                --                --              0.81                --
1.30%                                             0.90                --                --              0.81                --
1.45%                                             0.90                --                --              0.81                --
-----------------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    73

                                              JANUS ASPEN       JANUS ASPEN       JANUS ASPEN                             MFS
                                                GLOBAL            JANUS,           OVERSEAS,     LM CB VAR SM CAP   INV GRO STOCK,
SUBACCOUNT                                    TECH, SERV           SERV              SERV            GRO, CL I          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.46             $0.86             $1.47             $0.85             $0.68
0.75%                                             0.45              0.85              1.44              0.85              0.67
0.85%                                               --              0.85                --              0.85              1.04
0.95%                                             0.44              0.85              1.41              0.85              0.66
1.00%                                             1.12              0.85              2.49              0.84              1.03
1.05%                                               --              0.85                --              0.84              1.04
1.10%                                               --              0.85                --              0.84              1.03
1.20%                                             1.11              0.84              2.45              0.84              1.01
1.25%                                               --                --                --                --                --
1.25%                                               --              0.84                --              0.84              1.03
1.30%                                               --              0.84                --              0.84              1.03
1.45%                                               --              0.84                --              0.83              1.02
-----------------------------------------------------------------------------------------------------------------------------------


                                                  MFS               MFS             NB AMT            NB AMT             OPPEN
                                               NEW DIS,         UTILITIES,           INTL,        SOC RESPONSIVE,     GLOBAL SEC
SUBACCOUNT                                      SERV CL           SERV CL            CL S              CL S            VA, SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.00             $1.86             $0.76             $  --             $1.33
0.75%                                             0.98              1.83              0.76                --              1.31
0.85%                                               --              1.28              0.85              0.95              1.00
0.95%                                             0.96              1.80              0.75                --              1.30
1.00%                                             1.14              2.25              0.75                --              1.29
1.05%                                               --              1.27              0.85              0.94              1.00
1.10%                                               --              1.26              0.84              0.94              0.99
1.20%                                             1.12              2.21              0.75                --              1.28
1.25%                                               --                --                --                --                --
1.25%                                               --              1.26              0.84              0.93              0.99
1.30%                                               --              1.26              0.84              0.93              0.99
1.45%                                               --              1.25              0.83              0.93              0.98
-----------------------------------------------------------------------------------------------------------------------------------


                                             OPPEN MAIN ST     OPPEN GLOBAL          OPPEN             PIMCO            PUT VT
                                              SM CAP VA,       STRATEGIC INC        VAL VA,       VIT ALL ASSET,      GLOBAL HLTH
SUBACCOUNT                                       SERV            VA, SERV            SERV           ADVISOR CL        CARE, CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.18             $1.27             $  --             $1.13             $1.15
0.75%                                             1.17              1.25                --              1.13              1.13
0.85%                                             0.90              1.17              0.85              1.15                --
0.95%                                             1.16              1.24                --              1.12              1.11
1.00%                                             1.15              1.24                --              1.12              1.15
1.05%                                             0.89              1.16              0.85              1.14                --
1.10%                                             0.89              1.16              0.85              1.14                --
1.20%                                             1.14              1.22                --              1.11              1.13
1.25%                                               --                --                --                --                --
1.25%                                             0.89              1.15              0.84              1.14                --
1.30%                                             0.88              1.15              0.84              1.13                --
1.45%                                             0.88              1.14              0.84              1.13                --
-----------------------------------------------------------------------------------------------------------------------------------





 74    RIVERSOURCE VARIABLE ACCOUNT 10

                                                PUT VT            PUT VT            PUT VT             ROYCE             DISC
                                               INTL EQ,          NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,
SUBACCOUNT                                       CL IB             CL IA             CL IB           INVEST CL           AGGR
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.23             $  --             $0.83             $3.13             $0.87
0.75%                                             1.21                --              0.82              3.07              0.87
0.85%                                               --                --                --                --              0.87
0.95%                                             1.19                --              0.80              3.00              0.87
1.00%                                             1.30                --              1.00                --              0.87
1.05%                                               --                --                --                --              0.87
1.10%                                               --                --                --                --              0.87
1.20%                                             1.28                --              0.98                --              0.86
1.25%                                               --                --                --                --                --
1.25%                                               --              1.24                --                --              0.86
1.30%                                               --                --                --                --              0.86
1.45%                                               --                --                --                --              0.86
-----------------------------------------------------------------------------------------------------------------------------------


                                                 DISC              DISC              DISC              DISC               VP
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,        DAVIS NY
SUBACCOUNT                                      CONSERV             MOD            MOD AGGR         MOD CONSERV      VENTURE, CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.98             $0.91             $0.89             $0.94             $0.90
0.75%                                             0.98              0.91              0.89              0.94              0.89
0.85%                                             0.97              0.91              0.89              0.94              0.91
0.95%                                             0.97              0.91              0.89              0.94              0.88
1.00%                                             0.97              0.91              0.89              0.93              0.88
1.05%                                             0.97              0.91              0.89              0.93              0.91
1.10%                                             0.97              0.90              0.89              0.93              0.90
1.20%                                             0.97              0.90              0.89              0.93              0.87
1.25%                                               --                --                --                --                --
1.25%                                             0.97              0.90              0.88              0.93              0.90
1.30%                                             0.97              0.90              0.88              0.93              0.90
1.45%                                             0.96              0.90              0.88              0.93              0.89
-----------------------------------------------------------------------------------------------------------------------------------


                                                 VP GS           VP PTNRS                             RVS VP            RVS VP
                                             MID CAP VAL,         SM CAP            RVS VP          CASH MGMT,         DIV BOND,
SUBACCOUNT                                       CL 3            VAL, CL 3         BAL, CL 3           CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.17             $1.68             $1.09             $1.24             $1.51
0.75%                                             1.16              1.66              1.07              1.22              1.48
0.85%                                             0.99              0.97              0.97              1.07              1.16
0.95%                                             1.14              1.63              1.04              1.19              1.45
1.00%                                             1.14              1.54              1.16              1.09              1.27
1.05%                                             0.98              0.97              0.97              1.06              1.15
1.10%                                             0.98              0.97              0.97              1.06              1.14
1.20%                                             1.12              1.52              1.14              1.07              1.25
1.25%                                               --                --              0.96(1)           1.05(1)           1.14(1)
1.25%                                             0.97              0.96              1.60(2)           1.31(2)           1.58(2)
1.30%                                             0.97              0.96              0.96              1.05              1.14
1.45%                                             0.97              0.95              0.95              1.04              1.13
-----------------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    75

                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                             DIV EQ              DYN          GLOBAL BOND,    GLOBAL INFLATION      HI YIELD
SUBACCOUNT                                  INC, CL 3         EQ, CL 3            CL 3         PROT SEC, CL 3      BOND, CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.47             $0.70             $1.72             $1.20             $1.61
0.75%                                          1.45              0.69              1.68              1.19              1.57
0.85%                                          0.90              0.83              1.23              1.16              1.23
0.95%                                          1.42              0.68              1.65              1.18              1.54
1.00%                                          1.44              0.86              1.60              1.17              1.64
1.05%                                          0.90              0.83              1.22              1.15              1.22
1.10%                                          0.89              0.82              1.21              1.15              1.22
1.20%                                          1.41              0.92              1.58              1.16              1.62
1.25%                                          0.89(1)           0.82(1)           1.21(1)             --              1.21(1)
1.25%                                          1.38(2)           1.09(2)           1.77(2)           1.15              1.72(2)
1.30%                                          0.89              0.82              1.21              1.14              1.21
1.45%                                          0.88              0.81              1.20              1.14              1.21
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                               INC             MID CAP           MID CAP          S&P 500,            SHORT
SUBACCOUNT                                  OPP, CL 3         GRO, CL 3         VAL, CL 3           CL 3         DURATION, CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         $1.34             $1.26             $1.15             $0.83             $1.36
0.75%                                          1.33              1.22              1.14              0.81              1.33
0.85%                                          1.24              1.05              0.91              0.93              1.09
0.95%                                          1.31              1.20              1.13              0.80              1.30
1.00%                                          1.31              1.24              1.12              1.05              1.13
1.05%                                          1.23              1.04              0.90              0.92              1.08
1.10%                                          1.23              1.04              0.90              0.92              1.08
1.20%                                          1.29              1.22              1.11              1.03              1.12
1.25%                                            --              1.04(1)             --                --                --
1.25%                                          1.22              0.95(2)           0.90              0.91              1.07
1.30%                                          1.22              1.04              0.90              0.91              1.07
1.45%                                          1.21              1.03              0.89              0.91              1.07
--------------------------------------------------------------------------------------------------------------------------------


                                                               SEL VP            SEL VP            THDL VP           THDL VP
                                             SEL VP          LG CAP VAL,       SM CAP VAL,       EMER MKTS,         INTL OPP,
SUBACCOUNT                                  GRO, CL 3           CL 3              CL 3              CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         $0.57             $1.01             $1.44             $2.31             $0.96
0.75%                                          0.56              1.00              1.42              2.23              0.94
0.85%                                          0.87              0.86              0.88              1.46              0.98
0.95%                                          0.55              0.99              1.39              2.19              0.92
1.00%                                          0.89              0.98              1.34              2.92              1.45
1.05%                                          0.86              0.86              0.87              1.45              0.98
1.10%                                          0.86              0.85              0.87              1.45              0.97
1.20%                                          0.88              0.97              1.32              2.87              1.42
1.25%                                            --                --                --              1.44(1)           0.97(1)
1.25%                                          0.86              0.85              0.87              1.81(2)           1.24(2)
1.30%                                          0.86              0.85              0.87              1.44              0.97
1.45%                                          0.85              0.84              0.86              1.43              0.96
--------------------------------------------------------------------------------------------------------------------------------





 76    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 THIRD           VANK LIT          VANK UIF          VANK UIF
                                                  AVE            COMSTOCK,          GLOBAL         MID CAP GRO,         WANGER
SUBACCOUNT                                        VAL              CL II        REAL EST, CL II        CL II             INTL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $2.58             $1.09             $0.87             $1.00             $2.15
0.75%                                             2.53              1.08              0.86              0.99              2.11
0.85%                                               --              0.89              0.90              1.08              1.15
0.95%                                             2.48              1.07              0.86              0.98              2.06
1.00%                                               --              1.06              0.86              0.98              2.49
1.05%                                               --              0.88              0.90              1.07              1.14
1.10%                                               --              0.88              0.89              1.07              1.14
1.20%                                               --              1.05              0.85              0.98              2.45
1.25%                                               --                --                --                --                --
1.25%                                               --              0.88              0.89              1.07              1.13
1.30%                                               --              0.88              0.89              1.06              1.13
1.45%                                               --              0.87              0.88              1.06              1.12
-----------------------------------------------------------------------------------------------------------------------------------


                                                                  WF ADV            WF ADV            WF ADV            WF ADV
                                                WANGER           VT INDEX             VT                VT                VT
SUBACCOUNT                                        USA           ASSET ALLOC        INTL CORE            OPP           SM CAP GRO
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.71             $1.12             $0.91             $1.28             $1.20
0.75%                                             1.67              1.10              0.90              1.26              1.18
0.85%                                             0.95                --                --              1.03              1.14
0.95%                                             1.64              1.08              0.88              1.24              1.16
1.00%                                             1.46              1.14              1.03              1.29              1.34
1.05%                                             0.95                --                --              1.02              1.13
1.10%                                             0.94                --                --              1.02              1.13
1.20%                                             1.43              1.12              1.02              1.27              1.31
1.25%                                               --                --                --                --                --
1.25%                                             0.94                --                --              1.01              1.12
1.30%                                             0.94                --                --              1.01              1.12
1.45%                                             0.93                --                --              1.00              1.11
-----------------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    77

The following is a summary of units outstanding at Dec. 31, 2009:



                                          INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                           CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
SUBACCOUNT                                   SER I            SER II             SER I            SER II             SER I
                                       ----------------------------------------------------------------------------------------
0.55%                                        280,405            450,787            74,387            53,904                --
0.75%                                     17,246,606         67,781,528         6,556,027        13,228,687                --
0.85%                                             --          3,102,723                --         2,424,490                --
0.95%                                     14,513,564         33,205,396         6,328,356         7,715,160                --
1.00%                                             --         10,743,788                --         1,576,101                --
1.05%                                             --          1,760,833                --         1,623,130                --
1.10%                                             --            504,022                --         1,176,652                --
1.20%                                             --          4,611,526                --           991,510                --
1.25%                                             --                 --                --                --                --
1.25%                                             --             68,592                --           107,553        72,540,562
1.30%                                             --            334,323                --           668,264                --
1.45%                                             --            142,654                --            78,505                --
-------------------------------------------------------------------------------------------------------------------------------
Total                                     32,040,575        122,706,172        12,958,770        29,643,956        72,540,562
-------------------------------------------------------------------------------------------------------------------------------

                                          INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                             DYN,            FIN SERV,         FIN SERV,       GLOBAL HLTH,        INTL GRO,
SUBACCOUNT                                   SER I             SER I            SER II            SER II            SER II
                                       ----------------------------------------------------------------------------------------
0.55%                                          3,100            606,420                --           402,838         2,657,672
0.75%                                      3,764,404         14,876,580                --         8,088,864       128,526,448
0.85%                                             --                 --         5,982,576         3,257,736       238,183,083
0.95%                                      2,073,342          8,566,933                --         5,414,198        76,800,843
1.00%                                        249,608          2,151,365                --           955,633        14,695,332
1.05%                                             --                 --         3,518,396         2,339,318        94,818,493
1.10%                                             --                 --         1,988,783           922,948        69,225,184
1.20%                                        145,127          1,003,266                --           587,192         7,082,568
1.25%                                             --                 --                --                --                --
1.25%                                             --                 --           199,364            42,329         3,232,261
1.30%                                             --                 --           727,465           583,261        29,798,560
1.45%                                             --                 --           541,644           166,086         3,323,375
-------------------------------------------------------------------------------------------------------------------------------
Total                                      6,235,581         27,204,564        12,958,228        22,760,403       668,343,819
-------------------------------------------------------------------------------------------------------------------------------


                                          INVESCO VI          AB VPS            AB VPS            AB VPS            AB VPS
                                             TECH,        GLOBAL THEMATIC     GRO & INC,         INTL VAL,        LG CAP GRO,
SUBACCOUNT                                   SER I           GRO, CL B           CL B              CL B              CL B
                                       ----------------------------------------------------------------------------------------
0.55%                                        411,105             68,982           387,636         1,925,380                --
0.75%                                     21,730,280          5,298,716        68,594,818       150,691,972                --
0.85%                                             --          3,313,327         6,136,235       130,093,782         1,602,748
0.95%                                     11,446,205          3,654,410        41,870,634        93,057,740                --
1.00%                                      2,935,486            609,148         7,705,342        19,906,436                --
1.05%                                             --          1,422,004         3,605,980        55,081,670         1,097,133
1.10%                                             --          1,056,666         2,039,227        40,250,026           239,142
1.20%                                      1,450,330            547,891         4,257,791         9,980,918                --
1.25%                                             --                 --                --                --                --
1.25%                                             --             84,004           219,640         2,587,907             8,638
1.30%                                             --            418,604           732,805        17,832,939           242,291
1.45%                                             --            214,833           212,144         2,690,899            25,390
-------------------------------------------------------------------------------------------------------------------------------
Total                                     37,973,406         16,688,585       135,762,252       524,099,669         3,215,342
-------------------------------------------------------------------------------------------------------------------------------





 78    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,             INTL,         MID CAP VAL,         ULTRA,             VAL,
SUBACCOUNT                                       CL I              CL II             CL II             CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                               9,584          263,067          1,288,571             90,647         259,059
0.75%                                          12,854,741       26,574,813         48,043,557         11,804,534      24,377,449
0.85%                                                  --               --         71,543,906          3,364,888              --
0.95%                                          13,469,126       15,628,455         25,355,325          6,956,560      22,547,282
1.00%                                                  --        3,809,936          5,341,105          1,814,972              --
1.05%                                                  --               --         25,533,936          1,872,382              --
1.10%                                                  --               --         17,412,828            820,976              --
1.20%                                                  --        2,014,614          2,523,241          1,098,136              --
1.25%                                                  --               --                 --                 --              --
1.25%                                                  --               --            844,457             96,041              --
1.30%                                                  --               --          6,246,642            481,628              --
1.45%                                                  --               --            729,613             46,912              --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          26,333,451       48,290,885        204,863,181         28,447,676      47,183,790
-----------------------------------------------------------------------------------------------------------------------------------


                                                 AC VP            CALVERT             COL               COL           COL MARSICO
                                                 VAL,               VS             HI YIELD,       MARSICO GRO,        INTL OPP,
SUBACCOUNT                                       CL II          SOCIAL BAL          VS CL B           VS CL A           VS CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                             468,926           10,071            461,383          7,497,033         809,791
0.75%                                          72,598,239       15,940,465         27,889,013        378,240,457      32,787,988
0.85%                                          12,296,330               --         10,914,939        626,487,325      10,384,881
0.95%                                          48,731,049        9,851,597         16,889,922        214,161,166      20,723,206
1.00%                                          11,067,605        1,705,558          5,922,988         47,207,643       4,015,806
1.05%                                           9,000,181               --          6,859,919        250,317,283       6,843,699
1.10%                                           4,264,215               --          2,847,191        185,351,302       4,453,884
1.20%                                           6,158,140          858,160          4,261,801         22,026,161       2,195,238
1.25%                                                  --               --                 --                 --              --
1.25%                                             752,643               --            503,802          8,902,990         522,552
1.30%                                           3,160,023               --          2,058,767         81,378,160       2,414,384
1.45%                                             880,834               --          1,226,857          9,757,245         668,061
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         169,378,185       28,365,851         79,836,582      1,831,326,765      85,819,490
-----------------------------------------------------------------------------------------------------------------------------------


                                                  CS                CS             DREY VIF            EV VT             EG VA
                                               COMMODITY          U.S. EQ          INTL EQ,        FLOATING-RATE      FUNDAMENTAL
SUBACCOUNT                                      RETURN            FLEX I             SERV               INC          LG CAP, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                             604,780           16,318                 --          2,786,769              --
0.75%                                          39,766,541        5,199,633                 --        162,181,272      13,118,142
0.85%                                           8,767,761               --          3,106,322        261,015,104       3,772,126
0.95%                                          26,662,095        4,477,910                 --        105,964,285       9,198,502
1.00%                                           6,588,950               --                 --         20,977,037         807,927
1.05%                                           6,272,053               --          1,868,609        118,217,798       3,082,123
1.10%                                           4,737,410               --          1,405,047         85,892,081       1,476,070
1.20%                                           2,966,047               --                 --         12,791,727         797,161
1.25%                                                  --               --                 --                 --              --
1.25%                                             768,981       47,764,656            311,613          5,344,492         167,651
1.30%                                           2,321,008               --            764,255         44,354,515       1,233,059
1.45%                                           1,097,232               --            454,360          8,752,678         409,602
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         100,552,858       57,458,517          7,910,206        828,277,758      34,062,363
-----------------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    79

                                                 EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                               INTL EQ,         CONTRAFUND,       GRO & INC,        GRO & INC,         MID CAP,
SUBACCOUNT                                       CL 2            SERV CL 2          SERV CL          SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                           2,398,468         4,367,736           147,810           805,442           298,466
0.75%                                         113,413,933       269,589,421        48,394,905        92,558,505        35,956,400
0.85%                                         298,705,548       180,001,193                --                --                --
0.95%                                          69,836,196       167,695,577        43,167,063        57,593,231        32,282,315
1.00%                                          15,465,627        32,815,410                --        10,988,420                --
1.05%                                         122,714,391        80,198,472                --                --                --
1.10%                                          91,808,622        55,492,015                --                --                --
1.20%                                           8,151,606        15,948,640                --         6,235,649                --
1.25%                                                  --                --                --                --                --
1.25%                                           4,686,214         4,468,304                --                --                --
1.30%                                          42,774,831        26,261,758                --                --                --
1.45%                                           5,716,983         4,857,218                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         775,672,419       841,695,744        91,709,778       168,181,247        68,537,181
-----------------------------------------------------------------------------------------------------------------------------------


                                                FID VIP           FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK
                                               MID CAP,          OVERSEAS,         OVERSEAS,        GLOBAL REAL       SM CAP VAL,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2         EST, CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                           2,734,041            28,375           557,893           231,623           351,798
0.75%                                         187,651,569        20,415,109        43,314,079        50,766,814        42,024,566
0.85%                                         199,837,221                --        10,921,356        13,464,982        13,708,764
0.95%                                         106,478,938        19,097,460        29,953,559        31,073,179        28,729,885
1.00%                                          28,494,202                --         5,075,319         7,137,178         7,198,189
1.05%                                          79,887,728                --         5,547,874         5,633,440         6,618,808
1.10%                                          55,297,591                --         1,987,832         3,723,840         3,930,053
1.20%                                          14,163,947                --         3,135,024         4,145,079         3,457,127
1.25%                                                  --                --                --                --                --
1.25%                                           3,635,550                --           448,934           599,794           327,760
1.30%                                          23,688,338                --         1,555,656         2,585,806         1,834,306
1.45%                                           3,813,209                --           682,678           592,706           717,310
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         705,682,334        39,540,944       103,180,204       119,954,441       108,898,566
-----------------------------------------------------------------------------------------------------------------------------------


                                                FTVIPT            GS VIT            GS VIT            GS VIT          JANUS ASPEN
                                             MUTUAL SHARES     MID CAP VAL,     STRUCTD SM CAP     STRUCTD U.S.       ENTERPRISE,
SUBACCOUNT                                     SEC, CL 2           INST            EQ, INST          EQ, INST            SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                             525,279           921,946             8,789           826,263            30,375
0.75%                                          57,678,446        78,043,046         3,756,919       108,297,543        19,522,441
0.85%                                          17,364,665                --                --         7,238,294                --
0.95%                                          39,361,476        51,883,396         3,987,819        70,758,487        12,181,135
1.00%                                          10,912,993        12,872,315                --        11,037,487                --
1.05%                                          12,441,378                --                --         3,784,172                --
1.10%                                           7,365,722                --                --         1,363,981                --
1.20%                                           5,705,197         7,668,693                --         5,507,710                --
1.25%                                                  --                --                --                --                --
1.25%                                             935,570                --                --           278,328                --
1.30%                                           5,084,062                --                --           697,909                --
1.45%                                           1,338,203                --                --           224,412                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         158,712,991       151,389,396         7,753,527       210,014,586        31,733,951
-----------------------------------------------------------------------------------------------------------------------------------





 80    RIVERSOURCE VARIABLE ACCOUNT 10

                                           JANUS ASPEN       JANUS ASPEN       JANUS ASPEN                             MFS
                                          GLOBAL TECH,         JANUS,           OVERSEAS,     LM CB VAR SM CAP   INV GRO STOCK,
SUBACCOUNT                                    SERV              SERV              SERV            GRO, CL I          SERV CL
                                        ----------------------------------------------------------------------------------------
0.55%                                          40,871           6,879,618          395,270            135,935          405,718
0.75%                                      27,957,107         305,122,729       61,695,723          1,551,466       67,421,474
0.85%                                              --         639,871,670               --          2,225,944        2,648,076
0.95%                                      19,312,496         168,562,456       46,611,823          1,436,041       44,234,678
1.00%                                         384,484          38,560,024        1,272,151            497,438        4,222,428
1.05%                                              --         250,167,298               --          1,238,276        1,651,301
1.10%                                              --         186,397,214               --            836,438        1,309,432
1.20%                                         178,474          18,450,381          805,898            204,389        2,149,011
1.25%                                              --                  --               --                 --               --
1.25%                                              --           8,361,358               --             51,311          341,213
1.30%                                              --          80,098,884               --            292,011          698,408
1.45%                                              --           9,009,102               --            204,966          223,191
--------------------------------------------------------------------------------------------------------------------------------
Total                                      47,873,432       1,711,480,734      110,780,865          8,674,215      125,304,930
--------------------------------------------------------------------------------------------------------------------------------


                                               MFS               MFS             NB AMT            NB AMT             OPPEN
                                            NEW DIS,         UTILITIES,           INTL,        SOC RESPONSIVE,   GLOBAL SEC VA,
SUBACCOUNT                                   SERV CL           SERV CL            CL S              CL S              SERV
                                        ----------------------------------------------------------------------------------------
0.55%                                         189,804             561,509        1,717,680                 --          604,203
0.75%                                      28,886,592          56,323,709       75,726,208                 --       31,542,886
0.85%                                              --          17,912,203      137,643,729          1,127,036        7,911,465
0.95%                                      20,432,432          35,891,204       40,525,416                 --       21,262,666
1.00%                                       2,165,884           5,018,907        9,497,761                 --        6,423,023
1.05%                                              --          10,419,540       52,313,514            607,133        5,429,983
1.10%                                              --           4,766,095       38,615,299            473,012        2,661,503
1.20%                                       1,541,909           3,343,195        4,087,838                 --        3,413,518
1.25%                                              --                  --               --                 --               --
1.25%                                              --             498,956        1,621,874             71,224          630,784
1.30%                                              --           4,001,423       15,761,122            164,964        1,749,931
1.45%                                              --             891,624        1,599,915             59,322          678,551
--------------------------------------------------------------------------------------------------------------------------------
Total                                      53,216,621         139,628,365      379,110,356          2,502,691       82,308,513
--------------------------------------------------------------------------------------------------------------------------------


                                           OPPEN MAIN       OPPEN GLOBAL          OPPEN             PIMCO            PUT VT
                                            ST SM CAP       STRATEGIC INC        VAL VA,       VIT ALL ASSET,      GLOBAL HLTH
SUBACCOUNT                                  VA, SERV          VA, SERV            SERV           ADVISOR CL        CARE, CL IB
                                        ----------------------------------------------------------------------------------------
0.55%                                         716,942           8,633,957               --          3,430,862           27,160
0.75%                                      23,658,120         519,119,029               --        218,702,462       12,725,043
0.85%                                       8,025,618         577,447,586        2,170,650        351,435,446               --
0.95%                                      15,633,605         350,909,503               --        127,628,671        7,348,580
1.00%                                       5,662,672          70,681,014               --         26,403,273        2,116,204
1.05%                                       5,411,079         270,231,106        1,308,363        143,533,838               --
1.10%                                       3,622,550         187,935,690          613,610        106,124,572               --
1.20%                                       2,509,973          45,739,354               --         15,666,544          935,867
1.25%                                              --                  --               --                 --               --
1.25%                                         378,447          13,257,700          120,284          5,694,867               --
1.30%                                       1,891,492         104,395,229          623,427         48,833,871               --
1.45%                                         266,388          20,034,277          403,162          7,053,948               --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      67,776,886       2,168,384,445        5,239,496      1,054,508,354       23,152,854
--------------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    81

                                               PUT VT          PUT VT          PUT VT           ROYCE           DISC
                                              INTL EQ,        NEW OPP,         VISTA,        MICRO-CAP,     ASSET ALLOC,
SUBACCOUNT                                      CL IB           CL IA           CL IB         INVEST CL         AGGR
                                           ------------------------------------------------------------------------------
0.55%                                            56,872               --         149,159          65,842          913,600
0.75%                                        16,371,735               --      21,580,541      10,284,283       11,668,894
0.85%                                                --               --              --              --        1,743,216
0.95%                                        10,503,718               --      15,528,933       9,774,952        5,500,230
1.00%                                         1,819,362               --         518,238              --          897,425
1.05%                                                --               --              --              --          904,010
1.10%                                                --               --              --              --          524,634
1.20%                                         1,045,957               --         185,808              --          333,970
1.25%                                                --               --              --              --               --
1.25%                                                --       57,178,024              --              --           89,772
1.30%                                                --               --              --              --          324,667
1.45%                                                --               --              --              --           13,473
-------------------------------------------------------------------------------------------------------------------------
Total                                        29,797,644       57,178,024      37,962,679      20,125,077       22,913,891
-------------------------------------------------------------------------------------------------------------------------


                                                DISC            DISC            DISC            DISC
                                            ASSET ALLOC,    ASSET ALLOC,    ASSET ALLOC,    ASSET ALLOC,     VP DAVIS NY
SUBACCOUNT                                     CONSERV           MOD          MOD AGGR       MOD CONSERV    VENTURE, CL 3
                                           ------------------------------------------------------------------------------
0.55%                                            50,063           40,582          83,243           3,328        7,044,679
0.75%                                        16,032,399       45,179,799      27,719,684      22,560,011      303,536,981
0.85%                                         2,302,204        6,969,934       3,707,487       3,756,367      634,378,642
0.95%                                        12,467,389       26,564,870      15,190,561      16,601,544      163,841,190
1.00%                                         1,848,929        2,698,038       2,942,253       2,684,721       38,319,515
1.05%                                         2,574,564        4,378,368       1,983,455       2,673,055      244,848,534
1.10%                                         1,687,544        2,246,275       1,800,390       1,814,957      182,361,708
1.20%                                         2,129,947        2,219,458         872,898       1,964,153       17,878,796
1.25%                                                --               --              --              --               --
1.25%                                           672,692        1,148,736         134,044         602,876        7,801,551
1.30%                                         1,345,716          867,565         393,924       1,041,342       76,995,423
1.45%                                           374,960          581,383         169,465         637,419        7,955,605
-------------------------------------------------------------------------------------------------------------------------
Total                                        41,486,407       92,895,008      54,997,404      54,339,773    1,684,962,624
-------------------------------------------------------------------------------------------------------------------------


                                                VP GS         VP PTNRS                         RVS VP          RVS VP
                                               MID CAP         SM CAP          RVS VP        CASH MGMT,       DIV BOND,
SUBACCOUNT                                    VAL, CL 3       VAL, CL 3       BAL, CL 3         CL 3            CL 3
                                           ------------------------------------------------------------------------------
0.55%                                           176,010        3,209,746         733,374       2,492,444       10,140,195
0.75%                                         5,203,143      149,190,690      74,528,943     197,288,405      638,983,649
0.85%                                           738,394      373,857,065       9,917,973      56,313,065      972,288,759
0.95%                                         3,164,803       81,110,821      55,352,997     140,418,547      447,493,206
1.00%                                           521,944       20,098,543       8,437,840      23,076,205       89,692,464
1.05%                                           791,548      145,259,580       7,468,003      40,033,534      442,738,147
1.10%                                           179,448      107,086,699       4,083,680      19,629,534      328,316,147
1.20%                                           388,998        9,298,435       6,111,275      14,860,609       58,421,023
1.25%                                                --               --         873,766(1)    7,804,680(1)    21,366,439(1)
1.25%                                            31,910        4,673,647      50,261,057(2)   26,428,983(2)    62,550,710(2)
1.30%                                           158,134       44,669,153       2,916,631      14,791,522      167,503,248
1.45%                                           151,418        4,518,420         906,773      11,290,614       31,929,277
-------------------------------------------------------------------------------------------------------------------------
Total                                        11,505,750      942,972,799     221,592,312     554,428,142    3,271,423,264
-------------------------------------------------------------------------------------------------------------------------





 82    RIVERSOURCE VARIABLE ACCOUNT 10

                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                             DIV EQ              DYN          GLOBAL BOND,    GLOBAL INFLATION      HI YIELD
SUBACCOUNT                                  INC, CL 3         EQ, CL 3            CL 3         PROT SEC, CL 3      BOND, CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         7,610,353          876,966          3,215,336         5,705,371          639,402
0.75%                                       508,060,830      257,536,571        195,536,059       302,523,880      137,349,865
0.85%                                       784,643,876        1,264,377        313,653,207       489,118,471       18,657,688
0.95%                                       307,580,757      147,939,139        137,253,221       192,220,015      111,733,551
1.00%                                        59,080,334       16,369,565         24,423,423        40,367,030       10,599,949
1.05%                                       313,086,051        1,184,507        143,161,006       214,008,464       12,920,596
1.10%                                       227,241,683          375,137        103,932,819       157,674,662        5,553,117
1.20%                                        30,183,128        6,294,550         16,121,044        25,535,690        9,679,710
1.25%                                        11,781,050(1)       159,580(1)       7,312,015(1)             --          731,593(1)
1.25%                                        77,782,461(2)   134,225,028(2)      18,435,781(2)      9,807,546       34,092,438(2)
1.30%                                        98,889,720          304,012         53,805,149        79,689,516        4,226,895
1.45%                                        12,785,428           89,030          9,992,991        13,552,818        1,815,528
--------------------------------------------------------------------------------------------------------------------------------
Total                                     2,438,725,671      566,618,462      1,026,842,051     1,530,203,463      348,000,332
--------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                               INC             MID CAP           MID CAP          S&P 500,            SHORT
SUBACCOUNT                                  OPP, CL 3         GRO, CL 3         VAL, CL 3           CL 3         DURATION, CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         5,110,792          363,189          1,292,363           741,071          825,170
0.75%                                       229,076,212       40,215,440         57,404,556        91,207,834      109,059,311
0.85%                                       425,766,932        3,391,981         66,735,435         5,694,265       19,314,203
0.95%                                       141,698,327       26,342,689         32,037,288        65,625,683       88,306,265
1.00%                                        29,265,989        2,136,864          6,369,722         6,574,786       11,597,478
1.05%                                       180,300,681        2,465,988         26,537,526         3,970,908       14,488,042
1.10%                                       132,844,413          898,777         16,209,308         1,603,426        6,712,259
1.20%                                        17,729,807        1,372,379          2,952,352         4,567,728       11,134,751
1.25%                                                --           95,098(1)              --                --               --
1.25%                                         7,104,127       36,757,118(2)         950,829           294,017        2,470,330
1.30%                                        62,855,507          529,254          6,757,715           911,239        6,518,697
1.45%                                         8,735,002          178,235            929,326           727,508        4,922,222
--------------------------------------------------------------------------------------------------------------------------------
Total                                     1,240,487,789      114,747,012        218,176,420       181,918,465      275,348,728
--------------------------------------------------------------------------------------------------------------------------------


                                             SEL VP            SEL VP            SEL VP            THDL VP           THDL VP
                                              GRO,           LG CAP VAL,         SM CAP          EMER MKTS,         INTL OPP,
SUBACCOUNT                                    CL 3              CL 3            VAL, CL 3           CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
0.55%                                         2,259,591          195,124             57,331         1,522,018          909,968
0.75%                                       147,034,146        6,269,124         21,859,415        80,593,030       48,442,441
0.85%                                         4,122,606          914,597          1,459,321        96,670,337        4,460,139
0.95%                                        90,929,603        3,736,386         15,188,831        47,288,642       35,420,684
1.00%                                         9,724,799          519,515          1,760,296         7,244,922        3,118,212
1.05%                                         2,841,421          752,795          1,106,529        37,952,034        3,620,390
1.10%                                         1,096,394          285,530            361,864        25,932,105        1,873,230
1.20%                                         4,530,028          428,796            970,791         3,600,384        1,829,423
1.25%                                                --               --                 --         1,478,151(1)       271,477(1)
1.25%                                           254,921           53,464             82,776        47,141,875(2)    51,868,790(2)
1.30%                                           473,479          274,222            284,978        10,719,291        1,357,861
1.45%                                           245,080           17,352             90,071         1,329,505          250,022
--------------------------------------------------------------------------------------------------------------------------------
Total                                       263,512,068       13,446,905         43,222,203       361,472,294      153,422,637
--------------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    83

                                                 THIRD           VANK LIT          VANK UIF          VANK UIF
                                                  AVE            COMSTOCK,          GLOBAL         MID CAP GRO,         WANGER
SUBACCOUNT                                        VAL              CL II        REAL EST, CL II        CL II             INTL
                                           ----------------------------------------------------------------------------------------
0.55%                                              62,436         2,639,435         1,793,502          355,622          2,333,608
0.75%                                          12,740,321       178,985,564        67,174,337       18,479,137        131,325,831
0.85%                                                  --       201,934,070        96,053,795        5,604,152        187,502,424
0.95%                                          12,094,271        95,224,235        38,793,695       12,049,237         80,521,997
1.00%                                                  --        32,587,037        10,213,505        2,147,786         14,207,751
1.05%                                                  --        81,027,486        38,110,230        3,042,647         75,441,108
1.10%                                                  --        59,456,888        28,363,256        1,864,932         52,683,920
1.20%                                                  --        15,447,216         4,848,426        1,239,773          7,019,811
1.25%                                                  --                --                --               --                 --
1.25%                                                  --         3,239,846         1,305,869          205,525          2,663,815
1.30%                                                  --        26,276,632        11,746,094        1,329,453         22,621,857
1.45%                                                  --         3,609,974         1,187,505          214,806          2,621,769
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          24,897,028       700,428,383       299,590,214       46,533,070        578,943,891
-----------------------------------------------------------------------------------------------------------------------------------


                                                                    WF                WF                WF                WF
                                                WANGER         ADV VT INDEX         ADV VT            ADV VT            ADV VT
SUBACCOUNT                                        USA           ASSET ALLOC        INTL CORE            OPP           SM CAP GRO
                                           ----------------------------------------------------------------------------------------
0.55%                                           2,350,092             3,935             1,175          298,232            224,778
0.75%                                         155,213,493        19,120,427         4,273,350       19,019,417         31,042,192
0.85%                                         153,936,359                --                --        2,178,051          7,415,592
0.95%                                         100,879,200        15,302,767         3,262,727       11,212,013         20,853,250
1.00%                                          23,568,215         2,083,438           374,821        2,701,396          2,879,427
1.05%                                          60,871,462                --                --        1,197,008          4,668,946
1.10%                                          42,794,767                --                --          701,190          1,953,089
1.20%                                          11,266,337         1,011,782           147,084        1,067,407          1,387,640
1.25%                                                  --                --                --               --                 --
1.25%                                           2,462,662                --                --           60,767            259,851
1.30%                                          18,457,683                --                --          325,213          1,279,164
1.45%                                           2,189,329                --                --           55,007            376,664
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         573,989,599        37,522,349         8,059,157       38,815,701         72,340,593
-----------------------------------------------------------------------------------------------------------------------------------





 84    RIVERSOURCE VARIABLE ACCOUNT 10

The following is a summary of net assets at Dec. 31, 2009:



                                          INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                           CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
SUBACCOUNT                                   SER I            SER II             SER I            SER II             SER I
                                       ----------------------------------------------------------------------------------------
0.55%                                     $   224,831      $    389,513      $    117,434      $     65,258      $         --
0.75%                                      13,609,599        57,594,432        10,176,723        15,741,951                --
0.85%                                              --         2,545,579                --         2,167,934                --
0.95%                                      11,213,478        27,756,947         9,599,564         9,040,828                --
1.00%                                              --         9,553,711                --         1,938,884                --
1.05%                                              --         1,434,384                --         1,437,916                --
1.10%                                              --           409,866                --         1,040,592                --
1.20%                                              --         4,036,402                --         1,200,600                --
1.25%                                              --                --                --                --                --
1.25%                                              --            55,476                --            94,613       135,401,629
1.30%                                              --           269,941                --           586,668                --
1.45%                                              --           114,605                --            68,578                --
-------------------------------------------------------------------------------------------------------------------------------
Total                                     $25,047,908      $104,160,856      $ 19,893,721      $ 33,383,822      $135,401,629
-------------------------------------------------------------------------------------------------------------------------------

                                          INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                             DYN,            FIN SERV,         FIN SERV,       GLOBAL HLTH,        INTL GRO,
SUBACCOUNT                                   SER I             SER I            SER II            SER II            SER II
                                       ----------------------------------------------------------------------------------------
0.55%                                     $     3,230      $    334,390      $         --      $    411,052      $  3,332,872
0.75%                                       3,871,259         8,062,476                --         8,195,118       159,899,993
0.85%                                              --                --         2,760,592         3,487,195       263,562,876
0.95%                                       2,098,671         4,567,055                --         5,445,285        94,745,138
1.00%                                         276,080         1,215,458                --           959,385        18,086,659
1.05%                                              --                --         1,592,968         2,485,486       104,188,186
1.10%                                              --                --           898,956           978,930        75,928,802
1.20%                                         158,007           557,879                --           585,213         8,644,490
1.25%                                              --                --                --                --                --
1.25%                                              --                --            89,641            44,664         3,526,654
1.30%                                              --                --           326,499           614,214        32,454,819
1.45%                                              --                --           241,838           174,003         3,600,441
-------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 6,407,247      $ 14,737,258      $  5,910,494      $ 23,380,545      $767,970,930
-------------------------------------------------------------------------------------------------------------------------------


                                          INVESCO VI          AB VPS            AB VPS            AB VPS            AB VPS
                                             TECH,        GLOBAL THEMATIC     GRO & INC,         INTL VAL,        LG CAP GRO,
SUBACCOUNT                                   SER I           GRO, CL B           CL B              CL B              CL B
                                       ----------------------------------------------------------------------------------------
0.55%                                     $   307,087      $     74,640      $    374,810      $  3,266,303      $         --
0.75%                                      15,962,289         5,705,216        65,247,636       246,344,713                --
0.85%                                              --         3,596,314         5,269,947       104,393,325         1,604,123
0.95%                                       8,268,359         3,926,582        39,193,617       149,850,214                --
1.00%                                       2,479,808           647,684         7,818,819        33,187,081                --
1.05%                                              --         1,541,323         3,114,694        43,961,899         1,090,328
1.10%                                              --         1,136,841         1,731,134        32,013,980           237,234
1.20%                                       1,205,798           577,700         4,252,843        16,401,401                --
1.25%                                              --                --                --                --                --
1.25%                                              --            89,901           185,410         2,047,452             8,522
1.30%                                              --           447,119           617,696        14,084,195           238,677
1.45%                                              --           228,299           177,880         2,118,638            24,880
-------------------------------------------------------------------------------------------------------------------------------
Total                                     $28,223,341      $ 17,971,619      $127,984,486      $647,669,201      $  3,203,764
-------------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    85

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,             INTL,         MID CAP VAL,         ULTRA,             VAL,
SUBACCOUNT                                       CL I              CL II             CL II             CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                        $     10,805       $   326,144      $  1,128,907     $       84,218      $   402,012
0.75%                                          14,234,858        32,426,048        41,873,949         10,883,182       37,137,468
0.85%                                                  --                --        77,276,804          3,237,151               --
0.95%                                          14,581,580        18,835,337        22,021,817          6,355,406       33,781,234
1.00%                                                  --         5,272,991         4,623,309          1,654,631               --
1.05%                                                  --                --        27,407,851          1,788,468               --
1.10%                                                  --                --        18,643,326            782,893               --
1.20%                                                  --         2,749,232         2,172,442            992,778               --
1.25%                                                  --                --                --                 --               --
1.25%                                                  --                --           899,312             90,948               --
1.30%                                                  --                --         6,640,799            456,026               --
1.45%                                                  --                --           771,538             44,204               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 28,827,243       $59,609,752      $203,460,054     $   26,369,905      $71,320,714
-----------------------------------------------------------------------------------------------------------------------------------


                                                 AC VP            CALVERT             COL               COL           COL MARSICO
                                                 VAL,               VS             HI YIELD,       MARSICO GRO,        INTL OPP,
SUBACCOUNT                                       CL II          SOCIAL BAL          VS CL B           VS CL A           VS CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    614,476       $     9,919      $    536,573     $    6,917,782      $   724,360
0.75%                                          93,632,542        15,435,767        32,194,480        340,709,837       29,141,155
0.85%                                          11,572,827                --        12,703,203        602,448,850       10,406,971
0.95%                                          61,947,906         9,378,308        19,436,013        191,660,252       18,427,039
1.00%                                          13,901,257         1,837,530         6,775,696         42,131,713        3,533,048
1.05%                                           8,411,064                --         7,923,739        239,020,777        6,782,264
1.10%                                           3,978,063                --         3,283,072        176,671,833        4,406,150
1.20%                                           7,613,345           910,022         4,839,129         19,513,366        1,921,885
1.25%                                                  --                --                --                 --               --
1.25%                                             698,423                --           577,898          8,441,275          514,195
1.30%                                           2,927,008                --         2,357,096         77,028,138        2,371,744
1.45%                                             811,632                --         1,397,321          9,185,909          652,741
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $206,108,543       $27,571,546      $ 92,024,220     $1,713,729,732      $78,881,552
-----------------------------------------------------------------------------------------------------------------------------------


                                                  CS                CS             DREY VIF            EV VT             EG VA
                                               COMMODITY          U.S. EQ          INTL EQ,        FLOATING-RATE      FUNDAMENTAL
SUBACCOUNT                                      RETURN            FLEX I             SERV               INC          LG CAP, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    537,751       $    17,717      $         --     $    3,022,354      $        80
0.75%                                          35,082,213         5,652,013                --        174,690,097       14,121,699
0.85%                                           8,078,561                --         3,013,637        279,252,035        4,067,901
0.95%                                          23,356,845         4,869,487                --        113,366,916        9,774,672
1.00%                                           5,756,636                --                --         22,386,548          948,269
1.05%                                           5,744,620                --         1,800,114        125,596,443        3,286,063
1.10%                                           4,325,728                --         1,351,107         91,085,739        1,570,944
1.20%                                           2,572,285                --                --         13,547,893          936,667
1.25%                                                  --                --                --                 --               --
1.25%                                             698,613        52,295,395           298,057          5,637,492          177,521
1.30%                                           2,104,314                --           729,770         46,705,571        1,303,148
1.45%                                             989,650                --           431,553          9,167,906          499,500
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 89,247,216       $62,834,612      $  7,624,238     $  884,458,994      $36,686,464
-----------------------------------------------------------------------------------------------------------------------------------





 86    RIVERSOURCE VARIABLE ACCOUNT 10

                                                EG VA          FID VIP         FID VIP         FID VIP         FID VIP
                                              INTL EQ,       CONTRAFUND,     GRO & INC,      GRO & INC,       MID CAP,
SUBACCOUNT                                      CL 2          SERV CL 2        SERV CL        SERV CL 2        SERV CL
                                           ------------------------------------------------------------------------------
0.55%                                      $    2,950,441   $  4,046,495    $    140,927    $    834,885    $    933,080
0.75%                                         137,945,116    248,408,181      45,316,220      94,516,106     108,788,818
0.85%                                         264,515,781    175,505,474              --              --              --
0.95%                                          83,919,475    153,424,903      39,584,490      57,857,278      95,899,460
1.00%                                          18,519,196     29,925,564              --      11,417,563              --
1.05%                                         107,897,916     77,695,215              --              --              --
1.10%                                          80,581,691     53,616,592              --              --              --
1.20%                                           9,644,479     14,433,588              --       6,377,267              --
1.25%                                                  --             --              --              --              --
1.25%                                           4,091,457      4,294,457              --              --              --
1.30%                                          37,279,570     25,195,594              --              --              --
1.45%                                           4,956,413      4,635,442              --              --              --
-------------------------------------------------------------------------------------------------------------------------
Total                                      $  752,301,535   $791,181,505    $ 85,041,637    $171,003,099    $205,621,358
-------------------------------------------------------------------------------------------------------------------------


                                               FID VIP         FID VIP         FID VIP         FTVIPT          FTVIPT
                                              MID CAP,        OVERSEAS,       OVERSEAS,     FRANK GLOBAL    FRANK SM CAP
SUBACCOUNT                                    SERV CL 2        SERV CL        SERV CL 2    REAL EST, CL 2     VAL, CL 2
                                           ------------------------------------------------------------------------------
0.55%                                      $    5,451,411   $     31,733    $    754,049    $    408,855    $    727,130
0.75%                                         368,277,592     22,526,255      57,714,987      87,075,858      85,213,359
0.85%                                         206,997,051             --      10,257,223       8,667,350      12,332,715
0.95%                                         205,756,629     20,627,099      39,281,094      52,295,409      57,069,467
1.00%                                          53,138,294             --       7,354,508       8,928,985      10,834,163
1.05%                                          82,195,623             --       5,168,879       3,599,982       5,912,233
1.10%                                          56,773,192             --       1,846,857       2,375,672       3,504,347
1.20%                                          26,007,507             --       4,471,801       5,109,745       5,121,870
1.25%                                                  --             --              --              --              --
1.25%                                           3,712,726             --         414,945         377,031         291,290
1.30%                                          24,148,891             --       1,435,185       1,637,988       1,624,126
1.45%                                           3,871,676             --         626,497         369,976         633,151
-------------------------------------------------------------------------------------------------------------------------
Total                                      $1,036,330,592   $ 43,185,087    $129,326,025    $170,846,851    $183,263,851
-------------------------------------------------------------------------------------------------------------------------


                                               FTVIPT          GS VIT          GS VIT          GS VIT        JANUS ASPEN
                                            MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.     ENTERPRISE,
SUBACCOUNT                                    SEC, CL 2         INST          EQ, INST        EQ, INST          SERV
                                           ------------------------------------------------------------------------------
0.55%                                      $      648,131   $  2,124,567    $     12,130    $    734,805    $     17,999
0.75%                                          70,120,312    176,438,422       5,083,216      92,499,495      11,348,522
0.85%                                          15,844,483             --              --       5,981,269              --
0.95%                                          47,029,044    114,888,347       5,310,774      59,192,145       6,945,088
1.00%                                          13,724,983     20,981,173              --      11,110,548              --
1.05%                                          11,272,225             --              --       3,138,508              --
1.10%                                           6,661,782             --              --       1,117,062              --
1.20%                                           7,080,544     12,303,764              --       5,457,363              --
1.25%                                                  --             --              --              --              --
1.25%                                             847,748             --              --         226,725              --
1.30%                                           4,565,903             --              --         567,636              --
1.45%                                           1,204,117             --              --         181,606              --
-------------------------------------------------------------------------------------------------------------------------
Total                                      $  178,999,272   $326,736,273    $ 10,406,120    $180,207,162    $ 18,311,609
-------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    87

                                             JANUS ASPEN     JANUS ASPEN     JANUS ASPEN      LM CB VAR          MFS
                                            GLOBAL TECH,       JANUS,         OVERSEAS,      SM CAP GRO,   INV GRO STOCK,
SUBACCOUNT                                      SERV            SERV            SERV            CL I           SERV CL
                                           ------------------------------------------------------------------------------
0.55%                                        $    18,685   $    5,907,254   $    579,465   $      116,126   $    276,526
0.75%                                         12,536,869      260,605,734     88,782,858        1,318,109     45,112,835
0.85%                                                 --      545,041,457             --        1,886,020      2,760,542
0.95%                                          8,639,762      143,207,677     65,962,950        1,213,509     29,082,579
1.00%                                            431,701       32,713,446      3,163,273          419,778      4,345,275
1.05%                                                 --      211,953,957             --        1,043,580      1,709,330
1.10%                                                 --      157,718,686             --          703,885      1,353,050
1.20%                                            197,247       15,569,517      1,972,479          171,550      2,176,797
1.25%                                                 --               --             --               --             --
1.25%                                                 --        7,046,325             --           43,022        350,700
1.30%                                                 --       67,412,564             --          244,341        716,641
1.45%                                                 --        7,551,544             --          170,890        227,792
-------------------------------------------------------------------------------------------------------------------------
Total                                        $21,824,264   $1,454,728,161   $160,461,025   $    7,330,810   $ 88,112,067
-------------------------------------------------------------------------------------------------------------------------


                                                 MFS             MFS           NB AMT        NB AMT SOC         OPPEN
                                              NEW DIS,       UTILITIES,         INTL,        RESPONSIVE,     GLOBAL SEC
SUBACCOUNT                                     SERV CL         SERV CL          CL S            CL S          VA, SERV
                                           ------------------------------------------------------------------------------
0.55%                                        $   189,514   $    1,047,067   $  1,313,592   $           --   $    806,427
0.75%                                         28,318,396      103,535,495     57,488,504               --     41,512,486
0.85%                                                 --       22,843,436    117,217,800        1,068,536      7,936,356
0.95%                                         19,651,184       64,845,537     30,551,465               --     27,709,839
1.00%                                          2,472,690       11,287,743      7,144,435               --      8,315,605
1.05%                                                 --       13,194,713     44,235,555          571,694      5,450,091
1.10%                                                 --        6,024,808     32,595,315          444,481      2,646,220
1.20%                                          1,732,925        7,401,361      3,052,254               --      4,366,836
1.25%                                                 --               --             --               --             --
1.25%                                                 --          627,356      1,361,984           66,580        623,898
1.30%                                                 --        5,022,594     13,210,354          153,934      1,727,652
1.45%                                                 --        1,113,292      1,333,850           55,065        720,258
-------------------------------------------------------------------------------------------------------------------------
Total                                        $52,364,709   $  236,943,402   $309,505,108   $    2,360,290   $101,815,668
-------------------------------------------------------------------------------------------------------------------------


                                            OPPEN MAIN ST   OPPEN GLOBAL        OPPEN           PIMCO          PUT VT
                                             SM CAP VA,     STRATEGIC INC      VAL VA,     VIT ALL ASSET,    GLOBAL HLTH
SUBACCOUNT                                      SERV          VA, SERV          SERV         ADVISOR CL      CARE, CL IB
                                           ------------------------------------------------------------------------------
0.55%                                        $   848,166   $   11,234,129   $         --   $    3,893,556   $     31,071
0.75%                                         27,660,135      651,508,634             --      246,484,304     14,389,715
0.85%                                          7,213,221      674,863,174      1,852,228      404,638,169             --
0.95%                                         18,125,139      435,661,083             --      142,922,147      8,173,629
1.00%                                          6,521,273       87,391,904             --       29,453,750      2,435,968
1.05%                                          4,829,069      313,713,330      1,108,981      164,099,356             --
1.10%                                          3,227,244      217,685,490        519,305      121,107,838             --
1.20%                                          2,856,123       55,844,395             --       17,357,801      1,060,322
1.25%                                                 --               --             --               --             --
1.25%                                            335,403       15,274,605        101,295        6,464,743             --
1.30%                                          1,673,173      120,053,324        524,125       55,333,140             --
1.45%                                            234,294       22,918,474        337,267        8,021,245             --
-------------------------------------------------------------------------------------------------------------------------
Total                                        $73,523,240   $2,606,148,542   $  4,443,201   $1,199,776,049   $ 26,090,705
-------------------------------------------------------------------------------------------------------------------------





 88    RIVERSOURCE VARIABLE ACCOUNT 10

                                               PUT VT          PUT VT          PUT VT           ROYCE           DISC
                                              INTL EQ,        NEW OPP,         VISTA,        MICRO-CAP,     ASSET ALLOC,
SUBACCOUNT                                      CL IB           CL IA           CL IB         INVEST CL         AGGR
                                           ------------------------------------------------------------------------------
0.55%                                        $    69,776   $           --   $    124,199    $    206,070   $      796,941
0.75%                                         19,762,926               --     17,687,172      31,537,573       10,169,088
0.85%                                                 --               --             --              --        1,523,758
0.95%                                         12,486,089               --     12,437,387      29,544,045        4,898,939
1.00%                                          2,363,230               --        516,543              --          778,816
1.05%                                                 --               --             --              --          783,874
1.10%                                                 --               --             --              --          454,542
1.20%                                          1,337,298               --        182,310              --          288,881
1.25%                                                 --               --             --              --               --
1.25%                                                 --       71,207,360             --              --           77,588
1.30%                                                 --               --             --              --          280,354
1.45%                                                 --               --             --              --           11,670
-------------------------------------------------------------------------------------------------------------------------
Total                                        $36,019,319   $   71,207,360   $ 30,947,611    $ 61,287,688   $   20,064,451
-------------------------------------------------------------------------------------------------------------------------


                                                DISC            DISC            DISC            DISC          VP DAVIS
                                            ASSET ALLOC,    ASSET ALLOC,    ASSET ALLOC,    ASSET ALLOC,     NY VENTURE,
SUBACCOUNT                                     CONSERV           MOD          MOD AGGR       MOD CONSERV        CL 3
                                           ------------------------------------------------------------------------------
0.55%                                        $    48,842   $       36,828   $     73,979    $      3,207   $    6,352,792
0.75%                                         15,634,819       41,217,835     24,771,950      21,172,489      269,751,280
0.85%                                          2,241,377        6,353,933      3,338,476       3,519,461      578,794,694
0.95%                                         12,229,798       24,127,739     13,936,209      15,542,911      144,610,868
1.00%                                          1,795,564        2,444,784      2,613,428       2,509,085       33,741,751
1.05%                                          2,565,996        4,146,853      1,844,114       2,496,160      221,836,161
1.10%                                          1,636,114        2,032,010      1,596,566       1,693,428      164,930,039
1.20%                                          2,061,599        2,004,473        772,755       1,829,568       15,627,995
1.25%                                                 --               --             --              --               --
1.25%                                            650,579        1,036,602        118,572         561,089        7,018,593
1.30%                                          1,300,370          782,303        348,186         968,368       69,147,290
1.45%                                            361,418          522,843        215,347         591,256        7,107,191
-------------------------------------------------------------------------------------------------------------------------
Total                                        $40,526,476   $   84,706,203   $ 49,629,582    $ 50,887,022   $1,518,918,654
-------------------------------------------------------------------------------------------------------------------------


                                                VP GS         VP PTNRS           RVS           RVS VP          RVS VP
                                            MID CAP VAL,       SM CAP          VP BAL,          CASH             DIV
SUBACCOUNT                                      CL 3          VAL, CL 3         CL 3         MGMT, CL 3      BOND, CL 3
                                           ------------------------------------------------------------------------------
0.55%                                        $   205,767   $    5,397,169   $  1,046,102    $  3,090,794   $   15,321,115
0.75%                                          6,010,946      247,611,124     79,853,545     239,875,759      947,184,950
0.85%                                            728,610      364,102,846      9,663,985      60,078,305    1,123,097,945
0.95%                                          3,620,210      132,471,495     58,468,726     167,240,787      650,058,363
1.00%                                            594,001       30,940,308      9,872,095      25,092,723      114,009,524
1.05%                                            775,612      140,485,943      7,315,582      42,414,122      507,910,704
1.10%                                            175,529      103,376,165      3,944,224      20,761,648      375,941,327
1.20%                                            437,441       14,105,870      6,989,825      15,904,916       73,150,883
1.25%                                                 --               --        839,571(1)    8,211,572(1)    24,335,321(1)
1.25%                                             31,046        4,488,037     82,384,836(2)   34,737,555(2)   100,722,220(2)
1.30%                                            153,590       42,818,228      2,797,167      15,533,927      190,444,555
1.45%                                            146,303        4,308,508        865,208      11,796,137       36,123,301
-------------------------------------------------------------------------------------------------------------------------
Total                                        $12,879,055   $1,090,105,693   $264,040,866    $644,738,245   $4,158,300,208
-------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    89

                                                                                               RVS VP
                                               RVS VP          RVS VP          RVS VP          GLOBAL          RVS VP
                                             DIV EQ INC,         DYN           GLOBAL         INFLATION       HI YIELD
SUBACCOUNT                                      CL 3          EQ, CL 3       BOND, CL 3    PROT SEC, CL 3    BOND, CL 3
                                           ------------------------------------------------------------------------------
0.55%                                      $   11,349,379   $    618,249   $    5,516,363  $    6,843,687   $  1,027,609
0.75%                                         738,847,322    178,573,317      328,904,191     359,939,924    216,864,629
0.85%                                         707,466,868      1,050,827      384,483,622     568,729,455     22,988,743
0.95%                                         438,796,210    100,842,574      226,307,807     226,216,418    172,921,887
1.00%                                          85,363,917     14,093,661       39,133,013      47,380,637     17,438,364
1.05%                                         280,369,015        977,558      174,302,607     247,094,842     15,807,970
1.10%                                         203,099,762        309,044      126,275,365     181,730,209      6,795,125
1.20%                                          42,679,949      5,798,932       25,432,627      29,657,028     15,887,071
1.25%                                          10,473,668(1)     130,774(1)     8,837,338(1)           --        888,763(1)
1.25%                                         108,756,793(2) 149,510,722(2)    32,892,170(2)   11,244,325     59,754,976(2)
1.30%                                          87,760,145        248,691       64,915,597      91,203,767      5,126,102
1.45%                                          11,286,784         72,445       11,992,782      15,429,005      2,190,151
-------------------------------------------------------------------------------------------------------------------------
Total                                      $2,726,249,812   $452,226,794   $1,428,993,482  $1,785,469,297   $537,691,390
-------------------------------------------------------------------------------------------------------------------------


                                                                                                               RVS VP
                                               RVS VP          RVS VP          RVS VP          RVS VP           SHORT
                                                 INC           MID CAP      MID CAP VAL,      S&P 500,        DURATION,
SUBACCOUNT                                    OPP, CL 3       GRO, CL 3         CL 3            CL 3            CL 3
                                           ------------------------------------------------------------------------------
0.55%                                      $    6,846,588   $    457,688   $    1,488,057  $      611,644   $  1,123,160
0.75%                                         303,783,963     49,177,139       65,257,942      74,599,271    145,214,173
0.85%                                         526,507,191      3,566,947       60,712,040       5,282,215     21,019,585
0.95%                                         185,893,699     31,636,881       36,090,199      52,709,719    115,099,433
1.00%                                          38,283,738      2,641,139        7,167,567       6,902,254     13,155,820
1.05%                                         221,437,744      2,575,011       23,986,179       3,694,607     15,721,663
1.10%                                         162,845,265        949,267       14,616,838       1,474,384      7,241,001
1.20%                                          22,953,696      1,685,421        3,285,499       4,720,330     12,444,973
1.25%                                                  --         98,605(1)            --              --             --
1.25%                                           8,662,713     35,199,469(2)       852,789         268,939      2,650,936
1.30%                                          76,513,864        547,829        6,050,857         832,027      6,982,972
1.45%                                          10,633,899        183,516          827,735         660,760      5,244,920
-------------------------------------------------------------------------------------------------------------------------
Total                                      $1,564,362,360   $128,718,912   $  220,335,702  $  151,756,150   $345,898,636
-------------------------------------------------------------------------------------------------------------------------


                                                 SEL           SEL VP          SEL VP          THDL VP         THDL VP
                                                 VP            LG CAP          SM CAP        EMER MKTS,         INTL
SUBACCOUNT                                    GRO, CL 3       VAL, CL 3       VAL, CL 3         CL 3          OPP, CL 3
                                           ------------------------------------------------------------------------------
0.55%                                      $    1,283,435   $    197,249   $       82,834  $    3,514,036   $    874,134
0.75%                                          83,149,307      6,262,406       31,185,360     179,952,004     45,634,644
0.85%                                           3,588,915        788,841        1,284,638     140,957,070      4,382,774
0.95%                                          50,247,365      3,697,732       21,170,685     103,682,617     32,830,285
1.00%                                           8,668,468        511,256        2,359,227      21,172,177      4,512,154
1.05%                                           2,456,277        646,671          967,250      54,958,804      3,531,705
1.10%                                             958,229        244,111          315,762      37,481,557      1,824,195
1.20%                                           3,982,222        416,963        1,280,720      10,349,764      2,605,687
1.25%                                                  --             --               --       2,125,142(1)     262,974(1)
1.25%                                             218,824         45,469           71,849      85,684,688(2)  65,366,097(2)
1.30%                                             405,716        232,809          246,926      15,384,704      1,313,018
1.45%                                             208,896         14,652           77,636       1,897,990        240,484
-------------------------------------------------------------------------------------------------------------------------
Total                                      $  155,167,654   $ 13,058,159   $   59,042,887  $  657,160,553   $163,378,151
-------------------------------------------------------------------------------------------------------------------------





 90    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                              VANK UIF
                                                THIRD         VANK LIT         GLOBAL         VANK UIF
                                                 AVE          COMSTOCK,     REAL EST, CL    MID CAP GRO,       WANGER
SUBACCOUNT                                       VAL            CL II            II             CL II           INTL
                                           ------------------------------------------------------------------------------
0.55%                                       $    174,769    $  2,880,584    $  1,559,094     $   355,459    $  5,018,658
0.75%                                         32,406,270     193,052,965      57,974,979      18,345,374     276,863,910
0.85%                                                 --     179,825,273      86,685,119       6,061,261     214,972,306
0.95%                                         30,038,697     101,552,258      33,259,033      11,868,028     166,437,513
1.00%                                                 --      34,620,386       8,733,116       2,111,549      35,357,419
1.05%                                                 --      71,642,155      34,180,303       3,267,704      85,894,020
1.10%                                                 --      52,477,931      25,371,054       1,999,307      59,870,756
1.20%                                                 --      16,228,125       4,115,207       1,209,911      17,206,208
1.25%                                                 --              --              --              --              --
1.25%                                                 --       2,844,442       1,161,764         219,186       3,011,182
1.30%                                                 --      23,029,532      10,433,059       1,415,403      25,526,749
1.45%                                                 --       3,147,129       1,049,186         263,899       2,942,815
-------------------------------------------------------------------------------------------------------------------------
Total                                       $ 62,619,736    $681,300,780    $264,521,914     $47,117,081    $893,101,536
-------------------------------------------------------------------------------------------------------------------------


                                                               WF ADV          WF ADV          WF ADV          WF ADV
                                               WANGER         VT INDEX           VT              VT              VT
SUBACCOUNT                                       USA         ASSET ALLOC      INTL CORE          OPP         SM CAP GRO
                                           ------------------------------------------------------------------------------
0.55%                                       $  4,008,371    $      4,406    $      1,071     $   381,077    $    269,007
0.75%                                        259,503,914      21,162,700       3,830,608      23,906,360      36,509,350
0.85%                                        146,594,570              --              --       2,234,843       8,424,618
0.95%                                        165,330,921      16,647,017       2,883,081      13,861,774      24,161,488
1.00%                                         34,353,091       2,374,686         386,916       3,475,279       3,845,405
1.05%                                         57,584,688              --              --       1,219,495       5,266,563
1.10%                                         40,395,092              --              --         713,156       2,199,391
1.20%                                         16,170,643       1,135,167         149,437       1,351,554       1,824,075
1.25%                                                 --              --              --              --              --
1.25%                                          2,312,340              --              --          61,476         291,072
1.30%                                         17,300,748              --              --         328,439       1,430,088
1.45%                                          2,041,256              --              --          55,259         418,947
-------------------------------------------------------------------------------------------------------------------------
Total                                       $745,595,634    $ 41,323,976    $  7,251,113     $47,588,712    $ 84,640,004
-------------------------------------------------------------------------------------------------------------------------







  (1) Applicable to RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access products only.


  (2) Applicable to FPA product only.



9. FINANCIAL HIGHLIGHTS



The following is a summary for each period in the five year period ended Dec. 31, 2009 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense.



                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------
INVESCO VI CAP APPR, SER I
2009             32,041        $0.80  to  $0.77        $25,048        0.60%      0.55%      to 0.95%   20.41%     to  19.93%
2008             41,116        $0.67  to  $0.64        $26,745           --      0.55%      to 0.95%  (42.81%)    to (43.04%)
2007             57,018        $1.16  to  $1.13        $64,980           --      0.55%      to 0.95%   11.40%     to  10.95%
2006             72,809        $1.05  to  $1.02        $74,671        0.05%      0.55%      to 0.95%    5.72%     to   5.30%
2005             80,703        $0.99  to  $0.96        $78,514        0.06%      0.55%      to 0.95%    8.24%     to   7.81%
---------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2009            122,706        $0.86  to  $0.80       $104,161        0.28%      0.55%      to 1.45%   20.06%     to  18.98%
2008            139,781        $0.72  to  $0.68        $99,172           --      0.55%      to 1.45%  (42.94%)    to (43.45%)
2007            165,546        $1.26  to  $1.19       $206,589           --      0.55%      to 1.45%   11.12%     to  10.12%
2006            198,366        $1.14  to  $1.08       $223,712           --      0.55%      to 1.45%    5.48%     to   8.06%(8)
2005            236,683        $1.08  to  $1.12       $254,026           --      0.55%      to 1.20%    7.98%     to   7.29%
---------------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    91

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER I
2009             12,959        $1.58  to  $1.52        $19,894           --      0.55%      to 0.95%   41.59%     to  41.02%
2008             16,730        $1.12  to  $1.07        $18,148           --      0.55%      to 0.95%  (47.32%)    to (47.53%)
2007             23,478        $2.12  to  $2.05        $48,483           --      0.55%      to 0.95%   10.23%     to   9.79%
2006             28,272        $1.92  to  $1.86        $53,160           --      0.55%      to 0.95%   15.88%     to  15.42%
2005             32,971        $1.66  to  $1.62        $53,665           --      0.55%      to 0.95%    9.01%     to   8.57%
---------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2009             29,644        $1.21  to  $0.87        $33,384           --      0.55%      to 1.45%   41.21%     to  39.95%
2008             36,124        $0.86  to  $0.62        $29,143           --      0.55%      to 1.45%  (47.42%)    to (47.89%)
2007             49,607        $1.63  to  $1.20        $76,866           --      0.55%      to 1.45%    9.94%     to   8.95%
2006             48,026        $1.48  to  $1.10        $69,832           --      0.55%      to 1.45%   15.62%     to   9.49%(8)
2005             42,661        $1.28  to  $1.32        $54,342           --      0.55%      to 1.20%    8.67%     to   7.97%
---------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2009             72,541        $1.85  to  $1.85       $135,402        1.74%      1.25%      to 1.25%   26.71%     to  26.71%
2008             92,625        $1.46  to  $1.46       $136,522        1.92%      1.25%      to 1.25%  (31.01%)    to (31.01%)
2007            128,470        $2.11  to  $2.11       $273,531        0.92%      1.25%      to 1.25%    6.77%     to   6.77%
2006            199,591        $1.98  to  $1.98       $396,958        0.49%      1.25%      to 1.25%   15.26%     to  15.26%
2005            281,112        $1.72  to  $1.72       $484,439        1.38%      1.25%      to 1.25%    4.01%     to   4.01%
---------------------------------------------------------------------------------------------------------------------------

INVESCO VI DYN, SER I
2009              6,236        $1.04  to  $1.09         $6,407           --      0.55%      to 1.20%   41.66%     to  40.74%
2008              7,742        $0.74  to  $0.77         $5,632           --      0.55%      to 1.20%  (48.36%)    to (48.70%)
2007             10,864        $1.43  to  $1.51        $15,341           --      0.55%      to 1.20%   11.57%     to  10.84%
2006             12,477        $1.28  to  $1.36        $15,850           --      0.55%      to 1.20%   15.48%     to  14.73%
2005             14,869        $1.11  to  $1.19        $16,410           --      0.55%      to 1.20%   10.12%     to   9.40%
---------------------------------------------------------------------------------------------------------------------------

INVESCO VI FIN SERV, SER I
2009             27,205        $0.55  to  $0.56        $14,737        3.47%      0.55%      to 1.20%   26.73%     to  25.91%
2008             25,119        $0.44  to  $0.44        $10,755        3.06%      0.55%      to 1.20%  (59.67%)    to (59.93%)
2007             16,657        $1.08  to  $1.10        $17,731        1.48%      0.55%      to 1.20%  (22.65%)    to (23.15%)
2006             21,798        $1.39  to  $1.43        $30,102        1.72%      0.55%      to 1.20%   15.81%     to  15.06%
2005             19,311        $1.20  to  $1.25        $23,108        1.42%      0.55%      to 1.20%    5.33%     to   4.65%
---------------------------------------------------------------------------------------------------------------------------

INVESCO VI FIN SERV, SER II
2009             12,958        $0.46  to  $0.45         $5,910        3.78%      0.85%      to 1.45%   26.22%     to  25.46%
2008              8,626        $0.36  to  $0.36         $3,131        3.69%      0.85%      to 1.45%  (59.90%)    to (60.15%)
2007              3,427        $0.90  to  $0.89         $3,081        2.20%      0.85%      to 1.45%  (23.06%)    to (23.52%)
2006              1,364        $1.17  to  $1.17         $1,596        6.35%      0.85%      to 1.45%   16.10%(8)  to  15.74%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

INVESCO VI GLOBAL HLTH, SER II
2009             22,760        $1.02  to  $1.05        $23,381        0.13%      0.55%      to 1.45%   26.69%     to  25.56%
2008             21,604        $0.81  to  $0.83        $17,564           --      0.55%      to 1.45%  (29.17%)    to (29.81%)
2007             16,065        $1.14  to  $1.19        $18,500           --      0.55%      to 1.45%   10.90%     to   9.90%
2006             87,789        $1.03  to  $1.08        $91,682           --      0.55%      to 1.45%    3.11%(7)  to   8.12%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2009            668,344        $1.25  to  $1.08       $767,971        1.54%      0.55%      to 1.45%   34.17%     to  32.97%
2008            537,767        $0.93  to  $0.81       $461,509        0.72%      0.55%      to 1.45%  (40.87%)    to (41.40%)
2007            234,064        $1.58  to  $1.39       $342,381        0.86%      0.55%      to 1.45%   13.82%     to  12.79%
2006              5,226        $1.39  to  $1.23         $7,023        1.97%      0.55%      to 1.45%   27.18%     to  22.52%(8)
2005                247        $1.09  to  $1.09           $269        4.53%      0.55%      to 1.20%    8.28%(5)  to   8.17%(5)
---------------------------------------------------------------------------------------------------------------------------



 92    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

INVESCO VI TECH, SER I
2009             37,973        $0.75  to  $0.83        $28,223           --      0.55%      to 1.20%   56.53%     to  55.52%
2008             32,201        $0.48  to  $0.53        $15,360           --      0.55%      to 1.20%  (44.81%)    to (45.17%)
2007             36,520        $0.86  to  $0.98        $31,644           --      0.55%      to 1.20%    7.11%     to   6.41%
2006             43,391        $0.81  to  $0.92        $35,223           --      0.55%      to 1.20%    9.88%     to   9.17%
2005             54,315        $0.73  to  $0.84        $40,261           --      0.55%      to 1.20%    1.61%     to   0.96%
---------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL THEMATIC GRO, CL B
2009             16,689        $1.08  to  $1.06        $17,972           --      0.55%      to 1.45%   52.30%     to  50.94%
2008             10,970        $0.71  to  $0.70         $7,758           --      0.55%      to 1.45%  (47.75%)    to (48.22%)
2007             10,650        $1.36  to  $1.36        $14,458           --      0.55%      to 1.45%   19.23%     to  18.16%
2006             33,897        $1.14  to  $1.15        $38,748           --      0.55%      to 1.45%    7.79%     to  14.78%(8)
2005              3,446        $1.06  to  $1.06         $3,648           --      0.55%      to 1.20%    5.87%(5)  to   5.76%(5)
---------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2009            135,762        $0.97  to  $0.84       $127,984        3.51%      0.55%      to 1.45%   19.69%     to  18.62%
2008            166,185        $0.81  to  $0.71       $131,669        1.86%      0.55%      to 1.45%  (41.02%)    to (41.55%)
2007            229,216        $1.37  to  $1.21       $309,274        1.21%      0.55%      to 1.45%    4.28%     to   3.34%
2006            255,691        $1.31  to  $1.17       $333,791        1.18%      0.55%      to 1.45%   16.34%     to  16.48%(8)
2005            277,477        $1.13  to  $1.20       $312,799        1.25%      0.55%      to 1.20%    4.02%     to   3.35%
---------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2009            524,100        $1.66  to  $0.79       $647,669        0.86%      0.55%      to 1.45%   33.62%     to  32.42%
2008            949,299        $1.24  to  $0.59       $803,095        0.88%      0.55%      to 1.45%  (53.54%)    to (53.96%)
2007            690,850        $2.68  to  $1.29     $1,443,988        0.99%      0.55%      to 1.45%    5.00%     to   4.05%
2006            453,282        $2.55  to  $1.24     $1,057,187        1.25%      0.55%      to 1.45%   34.38%     to  23.04%(8)
2005            292,660        $1.90  to  $1.92       $551,186        0.47%      0.55%      to 1.20%   15.88%     to  15.13%
---------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2009              3,215        $1.00  to  $0.98         $3,204           --      0.85%      to 1.45%   35.94%     to  35.13%
2008              2,649        $0.74  to  $0.73         $1,943           --      0.85%      to 1.45%  (40.33%)    to (40.69%)
2007              2,447        $1.23  to  $1.22         $3,014           --      0.85%      to 1.45%   12.65%     to  11.97%
2006                667        $1.10  to  $1.09           $730           --      0.85%      to 1.45%    8.99%(8)  to   8.66%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2009             26,333        $1.13  to  $1.08        $28,827        2.17%      0.55%      to 0.95%   33.03%     to  32.50%
2008             34,033        $0.85  to  $0.82        $28,083        0.87%      0.55%      to 0.95%  (45.13%)    to (45.35%)
2007             45,040        $1.54  to  $1.49        $67,915        0.69%      0.55%      to 0.95%   17.41%     to  16.93%
2006             51,286        $1.32  to  $1.28        $66,174        1.64%      0.55%      to 0.95%   24.34%     to  23.85%
2005             58,674        $1.06  to  $1.03        $61,060        1.15%      0.55%      to 0.95%   12.63%     to  12.19%
---------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2009             48,291        $1.24  to  $1.36        $59,610        2.03%      0.55%      to 1.20%   32.90%     to  32.04%
2008             60,221        $0.93  to  $1.03        $56,142        0.69%      0.55%      to 1.20%  (45.20%)    to (45.56%)
2007             77,918        $1.70  to  $1.90       $132,920        0.54%      0.55%      to 1.20%   17.27%     to  16.51%
2006             84,429        $1.45  to  $1.63       $123,392        1.41%      0.55%      to 1.20%   24.06%     to  23.26%
2005             82,367        $1.17  to  $1.32        $97,265        0.91%      0.55%      to 1.20%   12.49%     to  11.76%
---------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2009            204,863        $0.88  to  $1.06       $203,460        3.96%      0.55%      to 1.45%   29.09%     to  27.93%
2008            242,955        $0.68  to  $0.83       $187,536        0.08%      0.55%      to 1.45%  (24.92%)    to (25.60%)
2007            258,311        $0.90  to  $1.11       $266,954        1.22%      0.55%      to 1.45%  (10.10%)(11)to  (3.84%)
2006              2,743        $1.16  to  $1.16         $3,176        2.31%      0.85%      to 1.45%   15.32%(8)  to  14.97%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    93

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2009             28,448        $0.93  to  $0.94        $26,370        0.17%      0.55%      to 1.45%   33.78%     to  32.59%
2008             31,148        $0.69  to  $0.71        $21,629           --      0.55%      to 1.45%  (41.97%)    to (42.49%)
2007             30,854        $1.20  to  $1.24        $36,976           --      0.55%      to 1.45%   20.18%     to  19.09%
2006            202,331        $1.00  to  $1.04       $203,885           --      0.55%      to 1.45%   (3.92%)    to   3.52%(8)
2005             18,578        $1.04  to  $1.04        $19,240           --      0.55%      to 1.20%    3.73%(5)  to   3.62%(5)
---------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2009             47,184        $1.55  to  $1.49        $71,321        5.85%      0.55%      to 0.95%   19.21%     to  18.73%
2008            116,786        $1.30  to  $1.87       $185,351        2.70%      0.55%      to 1.25%  (27.18%)    to (27.69%)
2007            177,323        $1.79  to  $2.58       $390,597        1.76%      0.55%      to 1.25%   (5.66%)    to  (6.32%)
2006            258,018        $1.89  to  $2.75       $627,151        1.48%      0.55%      to 1.25%   18.00%     to  17.18%
2005            341,956        $1.61  to  $2.35       $722,148        0.87%      0.55%      to 1.25%    4.46%     to   3.73%
---------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2009            169,378        $1.31  to  $0.92       $206,109        5.47%      0.55%      to 1.45%   19.07%     to  18.00%
2008            188,664        $1.10  to  $0.78       $195,491        2.48%      0.55%      to 1.45%  (27.20%)    to (27.86%)
2007            262,020        $1.51  to  $1.08       $377,643        1.42%      0.55%      to 1.45%   (5.83%)    to  (6.68%)
2006            279,304        $1.61  to  $1.16       $437,608        1.20%      0.55%      to 1.45%   17.82%     to  15.39%(8)
2005            281,618        $1.36  to  $1.32       $378,826        0.64%      0.55%      to 1.20%    4.28%     to   3.61%
---------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2009             28,366        $0.99  to  $1.06        $27,572        2.08%      0.55%      to 1.20%   24.60%     to  23.80%
2008             33,641        $0.79  to  $0.86        $26,299        2.23%      0.55%      to 1.20%  (31.70%)    to (32.14%)
2007             43,038        $1.16  to  $1.26        $49,435        2.28%      0.55%      to 1.20%    2.19%     to   1.53%
2006             49,741        $1.13  to  $1.24        $56,142        2.32%      0.55%      to 1.20%    8.18%     to   7.48%
2005             48,625        $1.05  to  $1.16        $50,853        1.93%      0.55%      to 1.20%    5.07%     to   4.39%
---------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2009             79,837        $1.16  to  $1.14        $92,024       10.37%      0.55%      to 1.45%   43.13%     to  41.84%
2008             82,428        $0.81  to  $0.80        $66,584       10.36%      0.55%      to 1.45%  (25.17%)    to (25.84%)
2007            106,093        $1.09  to  $1.08       $114,850        5.23%      0.55%      to 1.45%    1.14%     to   0.23%
2006            106,859        $1.07  to  $1.08       $114,552        3.44%      0.55%      to 1.45%    7.36%(6)  to   8.13%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

COL MARSICO GRO, VS CL A
2009          1,831,327        $0.91  to  $0.94     $1,713,730        0.88%      0.55%      to 1.45%   25.97%     to  24.84%
2008          1,298,131        $0.72  to  $0.75       $963,953        0.35%      0.55%      to 1.45%  (39.78%)    to (40.32%)
2007            766,013        $1.20  to  $1.26       $944,664        0.07%      0.55%      to 1.45%   16.83%     to  15.78%
2006            317,946        $1.02  to  $1.09       $331,754           --      0.55%      to 1.45%    2.95%(7)  to   8.65%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
2009             85,819        $0.89  to  $0.98        $78,882        1.87%      0.55%      to 1.45%   37.19%     to  35.96%
2008            103,623        $0.65  to  $0.72        $69,405        1.37%      0.55%      to 1.45%  (48.77%)    to (49.23%)
2007             80,923        $1.27  to  $1.42       $105,483        0.17%      0.55%      to 1.45%   19.02%     to  17.94%
2006            153,627        $1.07  to  $1.20       $169,998        0.53%      0.55%      to 1.45%    6.74%(7)  to  19.72%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2009            100,553        $0.89  to  $0.90        $89,247       12.32%      0.55%      to 1.45%   18.82%     to  17.75%
2008             78,360        $0.75  to  $0.77        $58,691        1.33%      0.55%      to 1.45%  (34.09%)    to (34.69%)
2007             45,930        $1.13  to  $1.17        $52,380        4.11%      0.55%      to 1.45%   16.68%     to  15.63%
2006            139,243        $0.97  to  $1.01       $137,218        4.43%      0.55%      to 1.45%   (4.10%)(7) to   0.65%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------



 94    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX I
2009             57,459        $1.09  to  $1.09        $62,835        1.08%      0.55%      to 1.25%    8.57%(13) to  23.12%
2008             61,041        $0.88  to  $0.88        $54,326           --      1.25%      to 1.25%  (35.41%)    to (35.41%)
2007             88,084        $1.37  to  $1.37       $121,104           --      1.25%      to 1.25%   (2.07%)    to  (2.07%)
2006            148,638        $1.40  to  $1.40       $208,262           --      1.25%      to 1.25%    3.47%     to   3.47%
2005            226,170        $1.35  to  $1.35       $305,959           --      1.25%      to 1.25%   (3.88%)    to  (3.88%)
---------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2009              7,910        $0.97  to  $0.95         $7,624        3.77%      0.85%      to 1.45%   23.83%     to  23.09%
2008              7,986        $0.78  to  $0.77         $6,229        1.30%      0.85%      to 1.45%  (42.85%)    to (43.19%)
2007              5,140        $1.37  to  $1.36         $7,027        1.08%      0.85%      to 1.45%   15.85%     to  15.15%
2006              1,560        $1.18  to  $1.18         $1,845           --      0.85%      to 1.45%   18.06%(8)  to  17.70%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2009            828,278        $1.08  to  $1.05       $884,459        4.79%      0.55%      to 1.45%   43.52%     to  42.23%
2008            581,542        $0.76  to  $0.74       $434,439        5.74%      0.55%      to 1.45%  (27.54%)    to (28.19%)
2007            469,434        $1.04  to  $1.03       $485,908        6.25%      0.55%      to 1.45%    1.08%     to   0.16%
2006            298,230        $1.03  to  $1.02       $306,684        6.14%      0.55%      to 1.45%    3.18%(7)  to   2.50%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2009             34,062        $1.09  to  $1.05        $36,686        1.18%      0.55%      to 1.45%   35.00%     to  33.79%
2008             26,241        $0.81  to  $0.79        $21,028        1.24%      0.55%      to 1.45%  (33.37%)    to (33.97%)
2007             27,463        $1.22  to  $1.19        $33,191        0.87%      0.55%      to 1.45%    7.42%     to   6.45%
2006             28,846        $1.13  to  $1.12        $32,620        0.98%      0.55%      to 1.45%   11.78%     to  11.31%(8)
2005             30,155        $1.01  to  $1.10        $30,645        0.82%      0.55%      to 1.20%    8.15%     to   7.45%
---------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2009            775,672        $1.23  to  $0.87       $752,302        0.46%      0.55%      to 1.45%   14.84%     to  13.81%
2008             36,966        $1.07  to  $0.76        $36,330           --      0.55%      to 1.45%  (41.92%)    to (42.44%)
2007             46,006        $1.84  to  $1.32        $79,458        2.23%      0.55%      to 1.45%   14.09%     to  13.07%
2006             45,619        $1.62  to  $1.17        $71,677        3.71%      0.55%      to 1.45%   22.21%     to  16.75%(8)
2005             33,531        $1.32  to  $1.31        $44,080        3.25%      0.55%      to 1.20%   15.04%     to  14.30%
---------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2009            841,696        $0.93  to  $0.95       $791,182        0.94%      0.55%      to 1.45%   34.73%     to  33.52%
2008          1,455,857        $0.69  to  $0.71     $1,023,890        0.96%      0.55%      to 1.45%  (43.01%)    to (43.52%)
2007          1,018,249        $1.21  to  $1.27     $1,258,736        0.89%      0.55%      to 1.45%   16.66%     to  15.61%
2006            622,501        $1.03  to  $1.09       $654,611        1.75%      0.55%      to 1.45%    3.50%(7)  to   8.94%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2009             91,710        $0.95  to  $0.91        $85,042        0.95%      0.55%      to 0.95%   26.46%     to  25.96%
2008            114,759        $0.75  to  $0.73        $84,337        0.96%      0.55%      to 0.95%  (42.09%)    to (42.33%)
2007            154,280        $1.30  to  $1.26       $196,235        1.66%      0.55%      to 0.95%   11.38%     to  10.94%
2006            182,343        $1.17  to  $1.14       $209,031        0.85%      0.55%      to 0.95%   12.39%     to  11.95%
2005            216,583        $1.04  to  $1.01       $221,496        1.50%      0.55%      to 0.95%    6.94%     to   6.51%
---------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2009            168,181        $1.04  to  $1.02       $171,003        0.83%      0.55%      to 1.20%   26.32%     to  25.50%
2008            209,939        $0.82  to  $0.81       $169,597        0.85%      0.55%      to 1.20%  (42.22%)    to (42.59%)
2007            278,465        $1.42  to  $1.42       $390,431        1.39%      0.55%      to 1.20%   11.24%     to  10.52%
2006            329,942        $1.28  to  $1.28       $417,155        0.71%      0.55%      to 1.20%   12.24%     to  11.51%
2005            358,054        $1.14  to  $1.15       $404,610        1.30%      0.55%      to 1.20%    6.81%     to   6.12%
---------------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    95

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2009             68,537        $3.08  to  $2.95       $205,621        0.57%      0.55%      to 0.95%   39.25%     to  38.69%
2008             85,755        $2.21  to  $2.13       $185,298        0.35%      0.55%      to 0.95%  (39.84%)    to (40.08%)
2007            109,849        $3.68  to  $3.56       $395,275        0.72%      0.55%      to 0.95%   14.85%     to  14.39%
2006            131,594        $3.20  to  $3.11       $413,296        0.26%      0.55%      to 0.95%   11.97%     to  11.53%
2005            144,212        $2.86  to  $2.79       $405,434        1.62%      0.55%      to 0.95%   17.56%     to  17.09%
---------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2009            705,682        $1.99  to  $1.01     $1,036,331        0.43%      0.55%      to 1.45%   38.98%     to  37.74%
2008            913,300        $1.43  to  $0.74       $965,638        0.25%      0.55%      to 1.45%  (39.94%)    to (40.48%)
2007            738,939        $2.39  to  $1.24     $1,459,930        0.49%      0.55%      to 1.45%   14.70%     to  13.67%
2006            624,914        $2.08  to  $1.09     $1,208,847        0.16%      0.55%      to 1.45%   11.79%     to   8.10%(8)
2005            496,239        $1.86  to  $1.76       $908,519        1.41%      0.55%      to 1.20%   17.37%     to  16.61%
---------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2009             39,541        $1.12  to  $1.07        $43,185        1.97%      0.55%      to 0.95%   25.74%     to  25.24%
2008             50,013        $0.89  to  $0.86        $43,461        2.20%      0.55%      to 0.95%  (44.17%)    to (44.40%)
2007             66,055        $1.59  to  $1.54       $103,079        3.12%      0.55%      to 0.95%   16.56%     to  16.09%
2007             76,349        $1.37  to  $1.33       $102,498        0.78%      0.55%      to 0.95%   17.30%     to  16.84%
2005             81,957        $1.16  to  $1.14        $93,982        0.57%      0.55%      to 0.95%   18.32%     to  17.85%
---------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2009            103,180        $1.35  to  $0.92       $129,326        1.88%      0.55%      to 1.45%   25.53%     to  24.40%
2008            123,289        $1.08  to  $0.74       $125,026        2.18%      0.55%      to 1.45%  (44.27%)    to (44.77%)
2007            146,997        $1.93  to  $1.34       $272,379        2.91%      0.55%      to 1.45%   16.41%     to  15.36%
2006            151,362        $1.66  to  $1.16       $248,078        0.65%      0.55%      to 1.45%   17.13%     to  15.34%(8)
2005            136,453        $1.42  to  $1.53       $193,596        0.49%      0.55%      to 1.20%   18.13%     to  17.37%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2009            119,954        $1.75  to  $0.62       $170,847       12.90%      0.55%      to 1.45%   18.43%     to  17.37%
2008            143,021        $1.48  to  $0.53       $177,416        1.02%      0.55%      to 1.45%  (42.71%)    to (43.22%)
2007            204,660        $2.58  to  $0.94       $456,336        2.45%      0.55%      to 1.45%  (21.30%)    to (22.01%)
2006            257,421        $3.27  to  $1.20       $773,536        2.06%      0.55%      to 1.45%   19.92%     to  19.66%(8)
2005            266,642        $2.73  to  $1.97       $690,004        1.39%      0.55%      to 1.20%   12.85%     to  12.12%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2009            108,899        $2.07  to  $0.88       $183,264        1.66%      0.55%      to 1.45%   28.45%     to  27.30%
2008            128,040        $1.61  to  $0.69       $173,195        1.15%      0.55%      to 1.45%  (33.38%)    to (33.98%)
2007            157,429        $2.42  to  $1.05       $329,244        0.65%      0.55%      to 1.45%   (2.92%)    to  (3.79%)
2006            166,830        $2.49  to  $1.09       $380,878        0.64%      0.55%      to 1.45%   16.34%     to   7.75%(8)
2005            156,167        $2.14  to  $1.57       $316,893        0.75%      0.55%      to 1.20%    8.17%     to   7.47%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2009            158,713        $1.23  to  $0.90       $178,999        1.91%      0.55%      to 1.45%   25.36%     to  24.23%
2008            186,091        $0.98  to  $0.72       $169,267        2.85%      0.55%      to 1.45%  (37.45%)    to (38.01%)
2007            248,867        $1.57  to  $1.17       $367,471        1.44%      0.55%      to 1.45%    2.91%     to   1.98%
2006            207,209        $1.53  to  $1.15       $309,114        1.28%      0.55%      to 1.45%   17.73%     to  13.33%(8)
2005            151,140        $1.30  to  $1.34       $196,107        0.87%      0.55%      to 1.20%    9.95%     to   9.24%
---------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2009            151,389        $2.30  to  $1.60       $326,736        1.73%      0.55%      to 1.20%   32.42%     to  31.56%
2008            191,346        $1.74  to  $1.22       $312,184        0.90%      0.55%      to 1.20%  (37.40%)    to (37.80%)
2007            278,223        $2.78  to  $1.96       $726,483        0.70%      0.55%      to 1.20%    2.63%     to   1.97%
2006            327,755        $2.71  to  $1.92       $835,018        0.90%      0.55%      to 1.20%   15.53%     to  14.78%
2005            345,787        $2.34  to  $1.68       $765,494        0.70%      0.55%      to 1.20%   12.21%     to  11.48%
---------------------------------------------------------------------------------------------------------------------------



 96    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2009              7,754        $1.38  to  $1.32        $10,406        1.14%      0.55%      to 0.95%   26.97%     to  26.47%
2008              9,648        $1.09  to  $1.05        $10,223        0.58%      0.55%      to 0.95%  (34.38%)    to (34.65%)
2007             13,830        $1.66  to  $1.60        $22,383        0.31%      0.55%      to 0.95%  (16.94%)    to (17.28%)
2006             19,072        $2.00  to  $1.94        $37,272        0.61%      0.55%      to 0.95%   11.66%     to  11.21%
2005             23,432        $1.79  to  $1.74        $41,091        0.23%      0.55%      to 0.95%    5.49%     to   5.07%
---------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2009            210,015        $0.87  to  $0.81       $180,207        1.98%      0.55%      to 1.45%   20.48%     to  19.40%
2008            255,182        $0.72  to  $0.68       $182,460        1.39%      0.55%      to 1.45%  (37.35%)    to (37.91%)
2007            366,725        $1.15  to  $1.09       $420,471        0.94%      0.55%      to 1.45%   (2.17%)    to  (3.05%)
2006            445,093        $1.18  to  $1.13       $524,191        1.05%      0.55%      to 1.45%   12.27%     to  11.89%(8)
2005            467,555        $1.05  to  $1.23       $492,636        1.00%      0.55%      to 1.20%    5.93%     to   5.24%
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2009             31,734        $0.59  to  $0.57        $18,312           --      0.55%      to 0.95%   43.65%     to  43.08%
2008             38,478        $0.41  to  $0.40        $15,504        0.06%      0.55%      to 0.95%  (44.17%)    to (44.39%)
2007             45,767        $0.74  to  $0.72        $33,179        0.07%      0.55%      to 0.95%   21.07%     to  20.59%
2006             50,493        $0.61  to  $0.59        $30,258           --      0.55%      to 0.95%   12.69%     to  12.24%
2005             59,483        $0.54  to  $0.53        $31,715           --      0.55%      to 0.95%   11.41%     to  10.97%
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2009             47,873        $0.46  to  $1.11        $21,824           --      0.55%      to 1.20%   56.04%     to  55.03%
2008             41,022        $0.29  to  $0.71        $11,998        0.09%      0.55%      to 1.20%  (44.28%)    to (44.64%)
2007             49,169        $0.53  to  $1.29        $25,957        0.34%      0.55%      to 1.20%   21.03%     to  20.24%
2006             54,174        $0.43  to  $1.07        $23,644           --      0.55%      to 1.20%    7.24%     to   6.54%
2005             57,634        $0.41  to  $1.01        $23,479           --      0.55%      to 1.20%   10.94%     to  10.22%
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2009          1,711,481        $0.86  to  $0.84     $1,454,728        0.38%      0.55%      to 1.45%   35.27%     to  34.06%
2008          1,226,178        $0.63  to  $0.63       $773,445        0.64%      0.55%      to 1.45%  (40.20%)    to (40.74%)
2007            747,893        $1.06  to  $1.06       $791,866        0.66%      0.55%      to 1.45%    6.28%(11) to   5.64%(11)
2006                 --           --         --             --           --         --            --      --             --
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2009            110,781        $1.47  to  $2.45       $160,461        0.41%      0.55%      to 1.20%   78.09%     to  76.94%
2008            126,355        $0.82  to  $1.38       $103,231        1.14%      0.55%      to 1.20%  (52.49%)    to (52.80%)
2007            147,130        $1.73  to  $2.93       $252,914        0.45%      0.55%      to 1.20%   27.31%     to  26.48%
2006            142,098        $1.36  to  $2.32       $192,642        1.88%      0.55%      to 1.20%   45.83%     to  44.88%
2005            134,816        $0.93  to  $1.60       $125,579        1.08%      0.55%      to 1.20%   31.22%     to  30.37%
---------------------------------------------------------------------------------------------------------------------------

LM CB VAR SM CAP GRO, CL I
2009              8,674        $0.85  to  $0.83         $7,331           --      0.55%      to 1.45%   41.99%     to  40.72%
2008              6,856        $0.60  to  $0.59         $4,098           --      0.55%      to 1.45%  (41.03%)    to (41.56%)
2007              3,951        $1.02  to  $1.01         $4,021           --      0.55%      to 1.45%    2.02%(10) to   1.39%(10)
2006                 --           --         --             --           --         --            --      --             --
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2009            125,305        $0.68  to  $1.02        $88,112        0.42%      0.55%      to 1.45%   38.33%     to  37.09%
2008            119,103        $0.49  to  $0.74        $60,178        0.30%      0.55%      to 1.45%  (37.33%)    to (37.89%)
2007            150,560        $0.79  to  $1.20       $120,724        0.09%      0.55%      to 1.45%   10.41%     to   9.42%
2006            187,890        $0.71  to  $1.10       $136,819           --      0.55%      to 1.45%    6.72%     to   9.33%(8)
2005            216,007        $0.67  to  $1.02       $146,971        0.14%      0.55%      to 1.20%    3.66%     to   2.99%
---------------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    97

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2009             53,217        $1.00  to  $1.12        $52,365           --      0.55%      to 1.20%   62.03%     to  60.98%
2008             59,531        $0.62  to  $0.70        $36,303           --      0.55%      to 1.20%  (39.85%)    to (40.24%)
2007             80,673        $1.02  to  $1.17        $82,088           --      0.55%      to 1.20%    1.69%     to   1.02%
2006             98,386        $1.01  to  $1.16        $98,902           --      0.55%      to 1.20%   12.31%     to  11.59%
2005            122,560        $0.90  to  $1.04       $109,920           --      0.55%      to 1.20%    4.46%     to   3.78%
---------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2009            139,628        $1.86  to  $1.25       $236,943        4.76%      0.55%      to 1.45%   32.14%     to  30.96%
2008            163,177        $1.41  to  $0.95       $212,724        1.35%      0.55%      to 1.45%  (38.15%)    to (38.71%)
2007            181,259        $2.28  to  $1.56       $389,228        0.75%      0.55%      to 1.45%   26.85%     to  25.71%
2006            142,816        $1.80  to  $1.24       $254,044        1.88%      0.55%      to 1.45%   30.25%     to  23.49%(8)
2005            103,681        $1.38  to  $1.68       $145,619        0.42%      0.55%      to 1.20%   15.93%     to  15.18%
---------------------------------------------------------------------------------------------------------------------------

NB AMT INTL, CL S
2009            379,110        $0.76  to  $0.83       $309,505        3.73%      0.55%      to 1.45%   33.77%     to  32.57%
2008            358,116        $0.57  to  $0.63       $218,422           --      0.55%      to 1.45%  (46.73%)    to (47.21%)
2007            273,245        $1.07  to  $1.19       $313,049        2.12%      0.55%      to 1.45%    2.64%     to   1.72%
2006            147,411        $1.05  to  $1.17       $160,106        2.30%      0.55%      to 1.45%    4.11%(7)  to  16.75%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

NB AMT SOC RESPONSIVE, CL S
2009              2,503        $0.95  to  $0.93         $2,360        2.09%      0.85%      to 1.45%   30.20%     to  29.42%
2008              2,198        $0.73  to  $0.72         $1,594        1.94%      0.85%      to 1.45%  (39.94%)    to (40.30%)
2007              1,744        $1.21  to  $1.20         $2,109        0.03%      0.85%      to 1.45%    6.46%     to   5.82%
2006                466        $1.14  to  $1.14           $530           --      0.85%      to 1.45%   13.43%(8)  to  13.09%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2009             82,309        $1.33  to  $0.98       $101,816        1.98%      0.55%      to 1.45%   38.59%     to  37.35%
2008             93,206        $0.96  to  $0.72        $84,227        1.36%      0.55%      to 1.45%  (40.66%)    to (41.19%)
2007            117,627        $1.62  to  $1.22       $181,571        1.15%      0.55%      to 1.45%    5.50%     to   4.55%
2006            117,612        $1.53  to  $1.16       $176,344        0.72%      0.55%      to 1.45%   16.72%     to  15.87%(8)
2005             72,423        $1.31  to  $1.30        $94,587        0.57%      0.55%      to 1.20%   13.44%     to  12.70%
---------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2009             67,777        $1.18  to  $0.88        $73,523        0.65%      0.55%      to 1.45%   36.13%     to  34.91%
2008             76,585        $0.87  to  $0.65        $61,768        0.29%      0.55%      to 1.45%  (38.34%)    to (38.90%)
2007             91,911        $1.41  to  $1.07       $121,816        0.15%      0.55%      to 1.45%   (1.94%)    to  (2.82%)
2006             81,385        $1.44  to  $1.10       $113,492        0.02%      0.55%      to 1.45%   14.03%     to   8.72%(8)
2005             41,895        $1.26  to  $1.24        $52,482           --      0.55%      to 1.20%    9.11%     to   8.41%
---------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SERV
2009          2,168,384        $1.27  to  $1.14     $2,606,149        0.23%      0.55%      to 1.45%   17.76%     to  16.70%
2008          2,013,495        $1.08  to  $0.98     $2,075,960        4.44%      0.55%      to 1.45%  (14.95%)    to (15.72%)
2007          1,745,768        $1.27  to  $1.16     $2,131,138        2.47%      0.55%      to 1.45%    8.95%     to   7.97%
2006            820,585        $1.16  to  $1.08       $936,136        2.90%      0.55%      to 1.45%    6.65%     to   7.74%(8)
2005            306,977        $1.09  to  $1.08       $332,896        1.97%      0.55%      to 1.20%    1.92%     to   1.26%
---------------------------------------------------------------------------------------------------------------------------

OPPEN VAL VA, SERV
2009              5,240        $0.85  to  $0.84         $4,443        0.18%      0.85%      to 1.45%   31.45%     to  30.66%
2008              4,235        $0.65  to  $0.64         $2,737        0.63%      0.85%      to 1.45%  (42.11%)    to (42.46%)
2007              5,116        $1.12  to  $1.11         $5,723        0.65%      0.85%      to 1.45%    4.80%     to   4.17%
2006                370        $1.07  to  $1.07           $396           --      0.85%      to 1.45%    6.99%(9)  to   6.81%(9)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------



 98    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2009          1,054,508        $1.13  to  $1.13     $1,199,776        6.97%      0.55%      to 1.45%   20.76%     to  19.68%
2008          1,091,785        $0.94  to  $0.94     $1,032,082        6.54%      0.55%      to 1.45%  (16.37%)    to (17.12%)
2007            754,096        $1.12  to  $1.14       $855,250        8.20%      0.55%      to 1.45%    7.59%     to   6.62%
2006            437,682        $1.04  to  $1.07       $460,233        9.03%      0.55%      to 1.45%    4.65%(7)  to   6.59%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2009             23,153        $1.15  to  $1.13        $26,091       11.63%      0.55%      to 1.20%   25.31%     to  24.50%
2008             27,807        $0.92  to  $0.91        $25,092           --      0.55%      to 1.20%  (17.52%)    to (18.06%)
2007             35,962        $1.11  to  $1.11        $39,464        0.83%      0.55%      to 1.20%   (1.15%)    to  (1.79%)
2006             46,519        $1.12  to  $1.13        $51,796        0.33%      0.55%      to 1.20%    2.23%     to   1.57%
2005             48,773        $1.10  to  $1.11        $53,264        0.05%      0.55%      to 1.20%   12.58%     to  11.85%
---------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2009             29,798        $1.23  to  $1.28        $36,019           --      0.55%      to 1.20%   23.95%     to  23.15%
2008             37,947        $0.99  to  $1.04        $37,137        2.26%      0.55%      to 1.20%  (44.26%)    to (44.62%)
2007             53,770        $1.78  to  $1.87        $94,674        2.89%      0.55%      to 1.20%    7.77%     to   7.07%
2006             62,626        $1.65  to  $1.75       $102,620        0.62%      0.55%      to 1.20%   27.02%     to  26.20%
2005             68,854        $1.30  to  $1.39        $89,094        1.45%      0.55%      to 1.20%   11.58%     to  10.86%
---------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2009             57,178        $1.24  to  $1.24        $71,207        0.70%      1.25%      to 1.25%   30.84%     to  30.84%
2008             71,705        $0.94  to  $0.94        $68,211        0.32%      1.25%      to 1.25%  (39.38%)    to (39.38%)
2007             97,679        $1.56  to  $1.56       $153,100        0.18%      1.25%      to 1.25%    4.70%     to   4.70%
2006            149,236        $1.49  to  $1.49       $223,047        0.19%      1.25%      to 1.25%    7.48%     to   7.48%
2005            206,197        $1.38  to  $1.38       $286,496        0.38%      1.25%      to 1.25%    8.96%     to   8.96%
---------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2009             37,963        $0.83  to  $0.98        $30,948           --      0.55%      to 1.20%   37.99%     to  37.09%
2008             46,674        $0.60  to  $0.72        $27,628           --      0.55%      to 1.20%  (45.84%)    to (46.20%)
2007             61,545        $1.11  to  $1.33        $67,450           --      0.55%      to 1.20%    3.24%     to   2.56%
2006             79,537        $1.08  to  $1.30        $84,668           --      0.55%      to 1.20%    4.88%     to   4.20%
2005             94,134        $1.03  to  $1.24        $95,729           --      0.55%      to 1.20%   11.53%     to  10.81%
---------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2009             20,125        $3.13  to  $3.00        $61,288           --      0.55%      to 0.95%   57.18%     to  56.55%
2008             24,388        $1.99  to  $1.92        $47,373        2.28%      0.55%      to 0.95%  (43.58%)    to (43.81%)
2007             33,734        $3.53  to  $3.41       $116,412        1.33%      0.55%      to 0.95%    3.41%     to   2.99%
2006             40,617        $3.41  to  $3.32       $135,983        0.17%      0.55%      to 0.95%   20.41%     to  19.93%
2005             46,205        $2.83  to  $2.76       $128,705        0.53%      0.55%      to 0.95%   11.00%     to  10.56%
---------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, AGGR
2009             22,914        $0.87  to  $0.86        $20,064           --      0.55%      to 1.45%   23.13%     to  22.02%
2008             11,766        $0.70  to  $0.71         $8,341           --      0.55%      to 1.45%  (29.70%)(12)to (30.12%)(12)
2007                 --           --         --             --           --         --            --      --             --
2006                 --           --         --             --           --         --            --      --             --
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, CONSERV
2009             41,486        $0.98  to  $0.96        $40,526           --      0.55%      to 1.45%   16.22%     to  15.18%
2008             25,426        $0.84  to  $0.84        $21,358           --      0.55%      to 1.45%  (16.24%)(12)to (16.74%)(12)
2007                 --           --         --             --           --         --            --      --             --
2006                 --           --         --             --           --         --            --      --             --
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------



                                          RIVERSOURCE VARIABLE ACCOUNT 10    99

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD
2009             92,895        $0.91  to  $0.90        $84,706           --      0.55%      to 1.45%   20.06%     to  18.98%
2008             49,366        $0.76  to  $0.76        $37,774           --      0.55%      to 1.45%  (24.58%)(12)to (25.03%)(12)
2007                 --           --         --             --           --         --            --      --             --
2006                 --           --         --             --           --         --            --      --             --
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD AGGR
2009             54,997        $0.89  to  $0.88        $49,630           --      0.55%      to 1.45%   21.52%     to  20.44%
2008             33,063        $0.73  to  $0.73        $24,461           --      0.55%      to 1.45%  (27.03%)(12)to (27.47%)(12)
2007                 --           --         --             --           --         --            --      --             --
2006                 --           --         --             --           --         --            --      --             --
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD CONSERV
2009             54,340        $0.94  to  $0.93        $50,887           --      0.55%      to 1.45%   18.27%     to  17.21%
2008             25,258        $0.79  to  $0.79        $20,078           --      0.55%      to 1.45%  (20.96%)(12)to (21.43%)(12)
2007                 --           --         --             --           --         --            --      --             --
2006                 --           --         --             --           --         --            --      --             --
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2009          1,684,963        $0.90  to  $0.89     $1,518,919           --      0.55%      to 1.45%   30.61%     to  29.44%
2008            917,373        $0.69  to  $0.69       $634,861        0.03%      0.55%      to 1.45%  (38.92%)    to (39.47%)
2007            533,475        $1.13  to  $1.14       $606,201        1.01%      0.55%      to 1.45%    3.27%     to   2.34%
2006            338,654        $1.09  to  $1.11       $371,272        0.98%      0.55%      to 1.45%    8.85%(7)  to  10.70%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2009             11,506        $1.17  to  $0.97        $12,879           --      0.55%      to 1.45%   35.88%     to  34.66%
2008             13,413        $0.86  to  $0.72        $11,161           --      0.55%      to 1.45%  (37.03%)    to (37.60%)
2007             18,855        $1.37  to  $1.15        $25,327        1.03%      0.55%      to 1.45%    5.45%     to   4.50%
2006             18,510        $1.30  to  $1.10        $27,617        2.14%      0.55%      to 1.45%   15.18%     to   9.42%(8)
2005             18,946        $1.13  to  $1.11        $24,577        0.49%      0.55%      to 1.20%   (0.05%)    to  (0.69%)
---------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2009            942,973        $1.68  to  $0.95     $1,090,106           --      0.55%      to 1.45%   35.80%     to  34.59%
2008            856,114        $1.24  to  $0.71       $751,584        0.10%      0.55%      to 1.45%  (31.95%)    to (32.56%)
2007            617,370        $1.82  to  $1.05       $846,375        0.89%      0.55%      to 1.45%   (5.42%)    to  (6.27%)
2006            271,781        $1.92  to  $1.12       $480,085        0.41%      0.55%      to 1.45%   19.59%     to  10.88%(8)
2005            234,333        $1.61  to  $1.49       $370,927        0.21%      0.55%      to 1.20%    5.19%     to   4.51%
---------------------------------------------------------------------------------------------------------------------------

RVS VP BAL, CL 3
2009            221,592        $1.09  to  $0.95       $264,041           --      0.55%      to 1.45%   23.55%     to  22.44%
2008            189,680        $0.88  to  $0.78       $194,345        0.26%      0.55%      to 1.45%  (30.30%)    to (30.92%)
2007            271,898        $1.26  to  $1.13       $399,988        2.84%      0.55%      to 1.45%    1.18%     to   0.27%
2006            308,699        $1.25  to  $1.13       $470,890        2.46%      0.55%      to 1.45%   13.76%     to  12.16%(8)
2005            360,863        $1.10  to  $1.66       $501,036        2.59%      0.55%      to 1.25%    3.35%     to   2.63%
---------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT, CL 3
2009            554,428        $1.24  to  $1.04       $644,738        0.07%      0.55%      to 1.45%   (0.41%)    to  (1.28%)
2008          1,121,065        $1.25  to  $1.06     $1,315,148        2.24%      0.55%      to 1.45%    1.71%     to   0.81%
2007            868,750        $1.22  to  $1.05     $1,009,165        4.72%      0.55%      to 1.45%    4.25%     to   3.32%
2006            701,788        $1.17  to  $1.02       $794,074        4.44%      0.55%      to 1.45%    3.92%     to   1.65%(8)
2005            429,069        $1.13  to  $1.23       $477,358        2.58%      0.55%      to 1.25%    2.05%     to   1.34%
---------------------------------------------------------------------------------------------------------------------------



 100    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND, CL 3
2009          3,271,423        $1.51  to  $1.13     $4,158,300        4.22%      0.55%      to 1.45%   13.79%     to  12.78%
2008          2,911,692        $1.33  to  $1.00     $3,295,541        0.39%      0.55%      to 1.45%   (6.83%)    to  (7.66%)
2007          2,530,299        $1.43  to  $1.09     $3,134,332        4.75%      0.55%      to 1.45%    4.62%     to   3.68%
2006          1,441,352        $1.36  to  $1.05     $1,832,904        4.39%      0.55%      to 1.45%    3.84%     to   4.86%(8)
2005            842,520        $1.31  to  $1.41     $1,094,933        3.71%      0.55%      to 1.25%    1.56%     to   0.85%
---------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC, CL 3
2009          2,438,726        $1.47  to  $0.88     $2,726,250           --      0.55%      to 1.45%   26.76%     to  25.62%
2008          2,062,785        $1.16  to  $0.70     $1,884,808        0.08%      0.55%      to 1.45%  (40.79%)    to (41.32%)
2007          1,615,554        $1.96  to  $1.20     $2,710,345        1.57%      0.55%      to 1.45%    7.43%     to   6.46%
2006          1,286,388        $1.83  to  $1.12     $2,199,172        1.41%      0.55%      to 1.45%   19.09%     to  11.90%(8)
2005            772,974        $1.53  to  $1.51     $1,175,707        1.61%      0.55%      to 1.20%   12.88%     to  12.15%
---------------------------------------------------------------------------------------------------------------------------

RVS VP DYN EQ, CL 3
2009            566,618        $0.70  to  $0.81       $452,227           --      0.55%      to 1.45%   23.47%     to  22.36%
2008            685,481        $0.57  to  $0.67       $447,981        0.24%      0.55%      to 1.45%  (42.48%)    to (43.00%)
2007            908,741        $0.99  to  $1.17     $1,044,144        1.30%      0.55%      to 1.45%    2.37%     to   1.44%
2006          1,149,920        $0.97  to  $1.15     $1,327,213        1.16%      0.55%      to 1.45%   14.65%     to  14.68%(8)
2005            587,040        $0.85  to  $1.35       $570,540        1.15%      0.55%      to 1.25%    5.59%     to   4.86%
---------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND, CL 3
2009          1,026,842        $1.72  to  $1.20     $1,428,993        1.82%      0.55%      to 1.45%   10.77%     to   9.78%
2008            950,255        $1.55  to  $1.09     $1,219,672        6.92%      0.55%      to 1.45%   (0.98%)    to  (1.87%)
2007            852,722        $1.56  to  $1.11     $1,133,348        3.68%      0.55%      to 1.45%    7.05%     to   6.09%
2006            472,738        $1.46  to  $1.05       $646,999        3.28%      0.55%      to 1.45%    6.15%     to   4.85%(8)
2005            331,823        $1.38  to  $1.46       $454,346        3.91%      0.55%      to 1.25%   (5.52%)    to  (6.17%)
---------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC, CL 3
2009          1,530,203        $1.20  to  $1.14     $1,785,469        8.68%      0.55%      to 1.45%    6.25%     to   5.30%
2008            658,300        $1.13  to  $1.08       $727,423        2.47%      0.55%      to 1.45%   (0.41%)    to  (1.30%)
2007            543,695        $1.13  to  $1.10       $605,794        2.38%      0.55%      to 1.45%    7.34%     to   6.37%
2006            420,004        $1.06  to  $1.03       $439,332        3.36%      0.55%      to 1.45%    0.64%     to   3.04%(8)
2005            177,692        $1.05  to  $1.04       $186,090        7.05%      0.55%      to 1.20%    2.24%     to   1.59%
---------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND, CL 3
2009            348,000        $1.61  to  $1.21       $537,691       10.21%      0.55%      to 1.45%   53.01%     to  51.64%
2008            373,277        $1.05  to  $0.80       $382,399        0.32%      0.55%      to 1.45%  (25.58%)    to (26.25%)
2007            550,625        $1.41  to  $1.08       $763,179        7.40%      0.55%      to 1.45%    1.29%     to   0.38%
2006            649,204        $1.39  to  $1.07       $905,546        7.40%      0.55%      to 1.45%   10.21%     to   7.67%(8)
2005            715,854        $1.26  to  $1.39       $919,121        6.46%      0.55%      to 1.25%    3.45%     to   2.73%
---------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP, CL 3
2009          1,240,488        $1.34  to  $1.21     $1,564,362        4.60%      0.55%      to 1.45%   41.61%     to  40.35%
2008            643,014        $0.95  to  $0.86       $575,938        0.18%      0.55%      to 1.45%  (19.25%)    to (19.98%)
2007            516,836        $1.17  to  $1.08       $577,421        6.88%      0.55%      to 1.45%    2.08%     to   1.16%
2006            309,653        $1.15  to  $1.07       $345,710        6.45%      0.55%      to 1.45%    7.39%     to   6.77%(8)
2005             59,285        $1.07  to  $1.06        $63,157        5.94%      0.55%      to 1.20%    2.76%     to   2.10%
---------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO, CL 3
2009            114,747        $1.26  to  $1.03       $128,719           --      0.55%      to 1.45%   62.51%     to  61.06%
2008            114,373        $0.78  to  $0.64        $78,655        0.02%      0.55%      to 1.45%  (45.15%)    to (45.64%)
2007            151,418        $1.41  to  $1.18       $190,564        0.06%      0.55%      to 1.45%   13.11%     to  12.09%
2006            200,202        $1.25  to  $1.05       $222,008        0.24%      0.55%      to 1.45%   (0.62%)    to   4.74%(8)
2005             87,824        $1.26  to  $1.25       $107,722           --      0.55%      to 1.20%    9.52%     to   8.81%
---------------------------------------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    101

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL, CL 3
2009            218,176        $1.15  to  $0.89       $220,336           --      0.55%      to 1.45%   40.17%     to  38.91%
2008            315,808        $0.82  to  $0.64       $227,282           --      0.55%      to 1.45%  (45.41%)    to (45.90%)
2007            243,624        $1.50  to  $1.19       $329,464        0.74%      0.55%      to 1.45%    9.75%     to   8.76%
2006            273,710        $1.37  to  $1.09       $347,533        1.09%      0.55%      to 1.45%   14.69%     to   8.46%(8)
2005             12,717        $1.20  to  $1.19        $17,507        1.13%      0.55%      to 1.20%   17.78%(4)  to  17.28%(4)
---------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500, CL 3
2009            181,918        $0.83  to  $0.91       $151,756           --      0.55%      to 1.45%   25.31%     to  24.18%
2008            200,311        $0.66  to  $0.73       $133,680        0.08%      0.55%      to 1.45%  (37.44%)    to (38.00%)
2007            248,360        $1.05  to  $1.18       $265,351        1.62%      0.55%      to 1.45%    4.44%     to   3.50%
2006            269,990        $1.01  to  $1.14       $276,643        1.45%      0.55%      to 1.45%   14.63%     to  13.44%(8)
2005            304,082        $0.88  to  $1.13       $272,014        1.40%      0.55%      to 1.20%    3.83%     to   3.16%
---------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION, CL 3
2009            275,349        $1.36  to  $1.07       $345,899        3.12%      0.55%      to 1.45%    4.95%     to   4.01%
2008            306,948        $1.30  to  $1.02       $371,939        0.13%      0.55%      to 1.45%   (3.17%)    to  (4.04%)
2007            272,626        $1.34  to  $1.07       $346,116        4.18%      0.55%      to 1.45%    4.74%     to   3.80%
2006            270,831        $1.28  to  $1.03       $331,991        3.80%      0.55%      to 1.45%    3.27%     to   2.92%(8)
2005            302,534        $1.24  to  $1.04       $361,417        2.89%      0.55%      to 1.20%    1.02%     to   0.37%
---------------------------------------------------------------------------------------------------------------------------

SEL VP GRO, CL 3
2009            263,512        $0.57  to  $0.85       $155,168           --      0.55%      to 1.45%   36.24%     to  35.02%
2008            326,510        $0.42  to  $0.63       $141,102        0.30%      0.55%      to 1.45%  (44.65%)    to (45.15%)
2007            516,489        $0.75  to  $1.15       $404,027        1.01%      0.55%      to 1.45%    2.50%     to   1.58%
2006            590,278        $0.73  to  $1.13       $449,154        0.93%      0.55%      to 1.45%   10.47%     to  13.46%(8)
2005            579,086        $0.67  to  $1.05       $398,436        0.39%      0.55%      to 1.20%    8.02%     to   7.32%
---------------------------------------------------------------------------------------------------------------------------

SEL VP LG CAP VAL, CL 3
2009             13,447        $1.01  to  $0.84        $13,058           --      0.55%      to 1.45%   25.43%     to  24.31%
2008             11,454        $0.81  to  $0.68         $8,932        0.08%      0.55%      to 1.45%  (39.79%)    to (40.33%)
2007             15,712        $1.34  to  $1.14        $20,661        1.37%      0.55%      to 1.45%   (1.01%)    to  (1.90%)
2006             15,289        $1.35  to  $1.16        $24,456        1.26%      0.55%      to 1.45%   18.41%     to  15.50%(8)
2005             11,470        $1.14  to  $1.13        $16,462        1.60%      0.55%      to 1.20%    3.96%     to   3.29%
---------------------------------------------------------------------------------------------------------------------------

SEL VP SM CAP VAL, CL 3
2009             43,222        $1.44  to  $0.86        $59,043           --      0.55%      to 1.45%   39.05%     to  37.81%
2008             51,553        $1.04  to  $0.63        $51,441           --      0.55%      to 1.45%  (38.93%)    to (39.48%)
2007             74,285        $1.70  to  $1.03       $122,452        0.16%      0.55%      to 1.45%   (4.71%)    to  (5.57%)
2006             97,486        $1.79  to  $1.09       $170,404        0.04%      0.55%      to 1.45%   11.08%     to   8.04%(8)
2005            116,136        $1.61  to  $1.51       $183,927           --      0.55%      to 1.20%    4.25%     to   3.58%
---------------------------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS, CL 3
2009            361,472        $2.31  to  $1.43       $657,161        0.37%      0.55%      to 1.45%   73.13%     to  71.58%
2008            506,028        $1.33  to  $0.83       $518,628        0.68%      0.55%      to 1.45%  (53.96%)    to (54.37%)
2007            289,591        $2.90  to  $1.82       $695,489        0.59%      0.55%      to 1.45%   37.35%     to  36.11%
2006            191,857        $2.11  to  $1.34       $379,204        0.35%      0.55%      to 1.45%   33.17%     to  33.82%(8)
2005            134,343        $1.58  to  $2.02       $213,076        0.20%      0.55%      to 1.20%   33.07%     to  32.21%
---------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP, CL 3
2009            153,423        $0.96  to  $0.96       $163,378        1.56%      0.55%      to 1.45%   26.84%     to  25.70%
2008            184,146        $0.76  to  $0.77       $156,585        2.35%      0.55%      to 1.45%  (40.76%)    to (41.29%)
2007            255,424        $1.28  to  $1.30       $370,715        0.99%      0.55%      to 1.45%   12.06%     to  11.05%
2006            314,505        $1.14  to  $1.17       $419,625        1.93%      0.55%      to 1.45%   23.49%     to  16.79%(8)
2005            335,839        $0.92  to  $1.23       $370,645        1.43%      0.55%      to 1.25%   13.24%     to  12.45%
---------------------------------------------------------------------------------------------------------------------------



 102    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2009             24,897        $2.58  to  $2.48        $62,620           --      0.55%      to 0.95%   44.55%     to  43.98%
2008             31,931        $1.79  to  $1.72        $55,710        0.79%      0.55%      to 0.95%  (43.97%)    to (44.19%)
2007             47,482        $3.19  to  $3.08       $148,093        2.12%      0.55%      to 0.95%   (5.33%)    to  (5.71%)
2006             57,365        $3.37  to  $3.27       $189,566        1.29%      0.55%      to 0.95%   15.15%     to  14.69%
2005             64,866        $2.92  to  $2.85       $186,631        1.31%      0.55%      to 0.95%   14.00%     to  13.55%
---------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2009            700,428        $1.09  to  $0.87       $681,301        4.57%      0.55%      to 1.45%   27.70%     to  26.56%
2008            890,312        $0.85  to  $0.69       $681,107        2.13%      0.55%      to 1.45%  (36.15%)    to (36.73%)
2007            706,658        $1.34  to  $1.09       $869,865        1.54%      0.55%      to 1.45%   (2.87%)    to  (3.74%)
2006            615,160        $1.38  to  $1.13       $810,354        1.11%      0.55%      to 1.45%   15.41%     to  12.68%(8)
2005            384,396        $1.19  to  $1.18       $456,175        0.49%      0.55%      to 1.20%    3.54%     to   2.87%
---------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2009            299,590        $0.87  to  $0.88       $264,522        0.02%      0.55%      to 1.45%   40.64%     to  39.38%
2008            382,715        $0.62  to  $0.63       $241,004        2.66%      0.55%      to 1.45%  (44.65%)    to (45.15%)
2007            179,034        $1.12  to  $1.16       $203,382        1.28%      0.55%      to 1.45%   (8.98%)    to  (9.80%)
2006            136,442        $1.23  to  $1.28       $169,621        4.39%      0.55%      to 1.45%   23.57%(7)  to  26.94%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2009             46,533        $1.00  to  $1.06        $47,117           --      0.55%      to 1.45%   56.51%     to  55.10%
2008             44,920        $0.64  to  $0.68        $29,120        0.77%      0.55%      to 1.45%  (47.11%)    to (47.58%)
2007             38,593        $1.21  to  $1.30        $47,493           --      0.55%      to 1.45%   21.94%     to  20.84%
2006             98,448        $0.99  to  $1.08       $100,352           --      0.55%      to 1.45%   (0.22%)(7) to   7.27%(8)
2005                 --           --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

WANGER INTL
2009            578,944        $2.15  to  $1.12       $893,102        3.70%      0.55%      to 1.45%   48.96%     to  47.63%
2008            486,121        $1.44  to  $0.76       $546,084        0.96%      0.55%      to 1.45%  (45.90%)    to (46.39%)
2007            416,770        $2.67  to  $1.42       $970,137        0.84%      0.55%      to 1.45%   15.67%     to  14.63%
2006            392,888        $2.31  to  $1.24       $857,316        0.51%      0.55%      to 1.45%   36.41%     to  22.89%(8)
2005            318,154        $1.69  to  $1.98       $539,107        0.86%      0.55%      to 1.20%   20.86%     to  20.08%
---------------------------------------------------------------------------------------------------------------------------

WANGER USA
2009            573,990        $1.71  to  $0.93       $745,596           --      0.55%      to 1.45%   41.45%     to  40.18%
2008            572,582        $1.21  to  $0.67       $550,276           --      0.55%      to 1.45%  (40.02%)    to (40.56%)
2007            565,037        $2.01  to  $1.12       $973,831           --      0.55%      to 1.45%    4.81%     to   3.86%
2006            489,659        $1.92  to  $1.08       $890,484        0.23%      0.55%      to 1.45%    7.28%     to   7.16%(8)
2005            478,752        $1.79  to  $1.54       $828,367           --      0.55%      to 1.20%   10.64%     to   9.93%
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT INDEX ASSET ALLOC
2009             37,522        $1.12  to  $1.12        $41,324        2.02%      0.55%      to 1.20%   14.82%     to  14.08%
2008             49,869        $0.98  to  $0.98        $47,943        2.38%      0.55%      to 1.20%  (29.50%)    to (29.96%)
2007             72,214        $1.38  to  $1.40        $98,669        2.24%      0.55%      to 1.20%    7.00%     to   6.31%
2006             76,000        $1.29  to  $1.32        $97,390        2.31%      0.55%      to 1.20%   11.53%     to  10.81%
2005             84,219        $1.16  to  $1.19        $96,853        2.09%      0.55%      to 1.20%    4.41%     to   3.74%
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2009              8,059        $0.91  to  $1.02         $7,251        3.04%      0.55%      to 1.20%   12.04%     to  11.31%
2008              9,680        $0.81  to  $0.91         $7,814        1.96%      0.55%      to 1.20%  (43.72%)    to (44.09%)
2007             13,828        $1.45  to  $1.63        $19,886        0.01%      0.55%      to 1.20%   12.05%     to  11.32%
2006             15,404        $1.29  to  $1.47        $19,827        1.61%      0.55%      to 1.20%   20.15%     to  19.37%
2005             17,549        $1.07  to  $1.23        $18,913        1.88%      0.55%      to 1.20%    9.07%     to   8.37%
---------------------------------------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    103

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2009             38,816        $1.28  to  $1.00        $47,589           --      0.55%      to 1.45%   46.93%     to  45.61%
2008             45,514        $0.87  to  $0.69        $38,279        1.90%      0.55%      to 1.45%  (40.43%)    to (40.96%)
2007             60,060        $1.46  to  $1.17        $85,505        0.59%      0.55%      to 1.45%    6.05%     to   5.09%
2006             68,746        $1.38  to  $1.11        $93,493           --      0.55%      to 1.45%   11.61%     to  10.85%(8)
2005             78,280        $1.23  to  $1.25        $95,962           --      0.55%      to 1.20%    7.22%     to   6.52%
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2009             72,341        $1.20  to  $1.11        $84,640           --      0.55%      to 1.45%   51.81%     to  50.45%
2008             65,403        $0.79  to  $0.74        $50,668           --      0.55%      to 1.45%  (41.74%)    to (42.27%)
2007             75,619        $1.35  to  $1.28       $100,984           --      0.55%      to 1.45%   13.18%     to  12.16%
2006             50,566        $1.20  to  $1.14        $60,201           --      0.55%      to 1.45%   22.08%     to  12.91%(8)
2005             38,139        $0.98  to  $1.10        $37,471           --      0.55%      to 1.20%    5.66%     to   4.98%
---------------------------------------------------------------------------------------------------------------------------






(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.


(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.


(4)   New subaccount operations commenced on May 2, 2005.


(5)   New subaccount operations commenced on Nov. 1, 2005.


(6)   New subaccount operations commenced on April 28, 2006.


(7)   New subaccount operations commenced on May 1, 2006.


(8)   New subaccount operations commenced on June 26, 2006.


(9)   New subaccount operations commenced on Sept. 15, 2006.


(10)  New subaccount operations commenced on April 27, 2007.


(11)  New subaccount operations commenced on May 1, 2007.


(12)  New subaccount operations commenced on May 1, 2008.


(13)  New subaccount operations commenced on Oct. 2, 2009.



 104    RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2009 and 2008, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. Also, in 2008, the Company adopted new accounting guidance related to the measurement of fair value and in 2007, the Company adopted new guidance related to the accounting for uncertainty in income taxes as well as new guidance related to accounting for deferred acquisition costs in connection with modifications or exchanges of insurance and annuity contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 23, 2010

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2009          2008

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2009, $25,142;
  2008, $19,452)                                                          $25,999       $18,070
  Common and preferred stocks, at fair value (cost: 2009 and 2008,
  $30)                                                                         23            16
Commercial mortgage loans, at cost (less allowance for loan losses:
2009, $30; 2008, $17)                                                       2,532         2,737
Policy loans                                                                  715           722
Trading securities and other investments                                      310           452
-------------------------------------------------------------------------------------------------
    Total investments                                                      29,579        21,997

Cash and cash equivalents                                                     811         3,307
Restricted cash                                                               184            --
Reinsurance recoverables                                                    1,688         1,592
Deferred income taxes, net                                                     63           599
Other receivables                                                             332           102
Accrued investment income                                                     303           239
Deferred acquisition costs                                                  4,285         4,324
Deferred sales inducement costs                                               524           518
Other assets                                                                  936         2,658
Separate account assets                                                    54,267        41,787
-------------------------------------------------------------------------------------------------
    Total assets                                                          $92,972       $77,123
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $30,383       $28,753
Policy claims and other policyholders' funds                                  123           172
Line of credit with Ameriprise Financial, Inc.                                300            --
Other liabilities                                                           1,955         2,672
Separate account liabilities                                               54,267        41,787
-------------------------------------------------------------------------------------------------
    Total liabilities                                                      87,028        73,384
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,445         2,116
Retained earnings                                                           3,114         2,336
Accumulated other comprehensive income (loss), net of tax                     382          (716)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                              5,944         3,739
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                            $92,972       $77,123
=================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

REVENUES
Premiums                                                          $  450        $  438        $  439
Net investment income                                              1,526         1,252         1,424
Policy and contract charges                                        1,156         1,352         1,217
Other revenues                                                       233           255           255
Net realized investment gains (losses)                                59          (442)           61
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,424         2,855         3,396
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     841           673           760
Interest credited to fixed accounts                                  903           790           847
Amortization of deferred acquisition costs                           145           861           470
Separation costs                                                      --            --            97
Other insurance and operating expenses                               550           649           735
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    2,439         2,973         2,909
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                                 985          (118)          487
Income tax provision (benefit)                                       245          (189)           53
-------------------------------------------------------------------------------------------------------
    Net income                                                    $  740        $   71        $  434
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains (losses):
  Net realized investment gains before impairment losses on
  securities                                                      $  121
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (53)
  Portion of loss recognized in other comprehensive income            (9)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains (losses)                                                     (62)
-------------------------------------------------------------------------------------------------------
Net realized investment gains (losses)                            $   59
=======================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                       $    740       $    71       $   434
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Capitalization of deferred acquisition and deferred sales
  inducement costs                                                   (640)         (674)         (823)
  Amortization of deferred acquisition and deferred sales
  inducement costs                                                    155           982           523
  Depreciation, amortization and accretion, net                       (68)           61            71
  Deferred income tax (benefit) expense                               (81)         (234)           83
  Contractholder and policyholder charges, non-cash                  (259)         (248)         (206)
  Net realized investment gains                                      (135)           (7)          (44)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses          76           449           (17)
Change in operating assets and liabilities:
  Trading securities and equity method investments, net               136          (110)          166
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 282           308           275
  Policy claims and other policyholders' funds                        (49)           81             2
  Reinsurance recoverables                                            (96)         (302)         (153)
  Other receivables                                                    (5)           20           (28)
  Accrued investment income                                           (64)           14            49
  Derivatives collateral, net                                      (1,928)        1,591           242
  Other assets and liabilities, net                                   670            23          (226)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                (1,266)        2,025           348
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               5,215           246         3,020
  Maturities, sinking fund payments and calls                       3,486         2,510         1,908
  Purchases                                                       (13,696)       (1,684)         (677)
Proceeds from sales and maturities of commercial mortgage
loans                                                                 279           263           424
Funding of commercial mortgage loans                                 (104)         (110)         (504)
Proceeds from sales of other investments                               43            19            49
Purchases of other investments                                        (11)         (140)           --
Change in policy loans, net                                             7           (25)          (47)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                (4,781)        1,079         4,173
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           4,863         2,913         1,093
  Net transfers from (to) separate accounts                           195            91           (50)
  Surrenders and other benefits                                    (1,923)       (2,931)       (3,838)
Proceeds from line of credit with Ameriprise Financial, Inc.          500            --            --
Deferred premium options, net                                         (82)          (77)           (8)
Tax adjustment on share-based incentive compensation plan              (2)            2             2
Cash dividend to Ameriprise Financial, Inc.                            --          (775)         (900)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                 3,551          (777)       (3,701)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents               (2,496)        2,327           820
Cash and cash equivalents at beginning of year                      3,307           980           160
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                         $    811       $ 3,307       $   980
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid (received), net                              $     72       $   168       $    (4)
  Interest paid on borrowings                                           1            --            --
Non-cash transactions:
  Capital contributions from Ameriprise Financial, Inc.          $    331       $   322       $     8


See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2009
(IN MILLIONS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2007                      $ 3         $2,021        $3,788          $ (209)        $5,603
Change in accounting principles, net of
tax                                               --             --          (134)             --           (134)
Comprehensive income:
  Net income                                      --             --           434              --            434
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --              52             52
    Change in net unrealized derivative
    losses                                        --             --            --               1              1
                                                                                                       ------------
Total comprehensive income                                                                                   487
Tax adjustment on share-based incentive
compensation plan                                 --              2            --              --              2
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (900)             --           (900)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --              8            --              --              8
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                    $ 3         $2,031        $3,188          $ (156)        $5,066
Change in accounting principles, net of
tax                                               --             --           (30)             --            (30)
Comprehensive income:
  Net income                                      --             --            71              --             71
  Other comprehensive income (loss), net
  of tax:
    Change in net unrealized securities
    losses                                        --             --            --            (562)          (562)
    Change in net unrealized derivative
    losses                                        --             --            --               2              2
                                                                                                       ------------
Total comprehensive loss                                                                                    (489)
Tax adjustment on share-based incentive
compensation plan                                 --              2            --              --              2
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (775)             --           (775)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             83            --              --             83
Non-cash dividend to Ameriprise Financial,
Inc.                                              --             --          (118)             --           (118)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                    $ 3         $2,116        $2,336          $ (716)        $3,739
Change in accounting principles, net of
tax                                               --             --            38             (38)            --
Comprehensive income:
  Net income                                      --             --           740              --            740
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --           1,109          1,109
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              23             23
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,876
Tax adjustment on share-based incentive
compensation plan                                 --             (2)           --              --             (2)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --            331            --              --            331
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2009                    $ 3         $2,445        $3,114          $  382         $5,944
===================================================================================================================




See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company is a stock life insurance company with one wholly owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2008, Ameriprise Financial contributed all of the issued and outstanding shares of RiverSource Tax Advantaged Investments, Inc. ("RTA") to RiverSource Life Insurance Company. RTA is domiciled in Delaware and is a limited partner in affordable housing partnership investments.

RiverSource Life Insurance Company and its subsidiaries are referred to collectively in these notes as "RiverSource Life".

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. The separation from American Express was completed in 2007.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and its wholly owned subsidiaries, RiverSource Life of NY and RTA.

RiverSource Life evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through February 23, 2010, the date the financial statements were issued.

RECLASSIFICATIONS
The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

regulatory authorities as described in Note 13. Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the first quarter of 2009, RiverSource Life reclassified reinsurance allowances for coinsurance contracts for traditional life and long term care insurance from premiums to other insurance and operating expenses to net with the associated expenses.

The following table shows the impact of the reclassification of the reinsurance allowances made to RiverSource Life's previously reported Consolidated Statements of Income.

                                                         YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                  2008                        2007
                                                       ------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
(IN MILLIONS)                                            REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                  $  481        $  438        $  485        $  439
Net investment income                                      1,252         1,252         1,424         1,424
Policy and contract charges                                1,352         1,352         1,217         1,217
Other revenue                                                255           255           255           255
Net realized investment gain                                (442)         (442)           61            61
-------------------------------------------------------------------------------------------------------------
  Total revenues                                           2,898         2,855         3,442         3,396
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses             673           673           760           760
Interest credited to fixed accounts                          790           790           847           847
Amortization of deferred acquisition costs                   861           861           470           470
Separation costs                                              --            --            97            97
Other insurance and operating expenses                       692           649           781           735
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                              3,016         2,973         2,955         2,909
-------------------------------------------------------------------------------------------------------------
Pretax income                                               (118)         (118)          487           487
Income tax provision                                        (189)         (189)           53            53
-------------------------------------------------------------------------------------------------------------
  NET INCOME                                              $   71        $   71        $  434        $  434
=============================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments that are not reported at fair value as Available-for-Sale or trading securities are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence.

Generally, a VIE is a corporation, partnership, trust or any other legal structure that either does not have equity investors with substantive voting rights or has equity investors that do not provide sufficient financial resources for the entity to support its activities. To determine whether RiverSource Life must consolidate a VIE, it analyzes the design of the VIE to identify the variable interests it holds. Then RiverSource Life quantitatively determines whether its variable interests will absorb a majority of the VIE's variability. If RiverSource Life determines it will absorb a majority of the VIE's expected variability, RiverSource Life consolidates the VIE and is referred to as the primary beneficiary. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE.

All material intercompany transactions and balances between and among RiverSource Life and its subsidiaries have been eliminated in consolidation.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

Effective January 1, 2009, RiverSource Life early adopted an accounting standard that significantly changed RiverSource Life's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, RiverSource Life assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not RiverSource Life will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and RiverSource Life must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and RiverSource Life does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, RiverSource Life separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). RiverSource Life's Consolidated Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

RiverSource Life provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income
(loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and
(ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, RiverSource Life does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that RiverSource Life will be required to sell the security before recovery of its amortized cost basis. RiverSource Life believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors RiverSource Life considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and RiverSource Life's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), RiverSource Life also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. For the year ended December 31, 2009, certain non-agency residential mortgage backed securities were deemed other-than-temporarily impaired. Generally, the credit loss component for the non-agency residential mortgage backed securities is determined as the amount the amortized cost basis exceeds the present value of the projected cash flows expected to be collected. Significant inputs considered in these projections are consistent with the factors considered in assessing potential other-than-temporary impairment for these investments. Current contractual interest rates considered in these cash flow projections are used to calculate the discount rate used to determine the present value of the expected cash flows.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is primarily based on RiverSource Life's past loan loss experience, known and inherent risks in the portfolio, composition of the loan portfolio, current economic conditions, and other relevant factors. Loans in this portfolio are generally smaller balance and homogeneous in nature and accordingly RiverSource Life follows accounting guidance on contingencies when establishing necessary reserves for losses inherent in the portfolio. For larger balance or restructured loans that are collateral dependent, the allowance is based on the fair value of collateral. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

Trading Securities and Other Investments
Included in trading securities and other investments are separate account and mutual fund seed money, equity method investments, trading bonds, interests in affordable housing partnerships and below investment grade syndicated bank loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. Affordable housing partnerships are accounted for under the equity method. Below investment grade syndicated bank loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2009 and 2008 was $184 million and nil, respectively, consisting of cash that is pledged to counterparties.

REINSURANCE
RiverSource Life cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premium, net of the change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

LAND, BUILDINGS, EQUIPMENT AND SOFTWARE
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. RiverSource Life generally uses the straight-line method of depreciation and


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amortization over periods ranging from three to 30 years. During 2009,
RiverSource Life received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial.

At December 31, 2009 and 2008, land, buildings, equipment and software were $190 million and $43 million, respectively, net of accumulated depreciation of $52 million and $9 million, respectively. Depreciation and amortization expense for the years ended December 31, 2009, 2008 and 2007 was $8 million, $5 million and $1 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 11 for information regarding RiverSource Life's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. RiverSource Life occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

RiverSource Life's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as of the hedged risk within the corresponding hedged assets, liabilities or firm commitments, are recognized in current earnings. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

See Note 15 for information regarding the impact of derivatives on the Consolidated Statements of Income.

Derivative instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

The equity component of equity indexed annuity obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the equity indexed annuity embedded derivatives is reflected in the interest credited to fixed accounts. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represents the cost of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are


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significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC is amortized over time. For annuity and universal life ("UL") contracts, DAC is amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC is generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life typically uses a five-year mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2009, management continued to follow the mean reversion process, decreasing near-term equity asset growth rates to reflect the positive market. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

RiverSource Life monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact RiverSource Life's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.


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SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2009, depending on year of issue, with an average rate of approximately 5.7%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.


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Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2009, with an average rate of 4.7%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2009, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2009, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated interest rates for LTC policy reserves can vary by plan and year and ranged from 5.8% to 9.4% at December 31, 2009.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
RiverSource Life's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, other investments and cash and cash equivalents; the changes in fair value of trading securities and certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life from its parent, Ameriprise Financial, for RiverSource Life's share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs.


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INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the consolidated financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

RiverSource Life is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Accounting and Reporting for Decreases in Ownership of a Subsidiary
In January 2010, the Financial Accounting Standards Board ("FASB") updated the accounting standards to clarify the accounting and disclosure requirements for changes in the ownership percentage of a subsidiary. The additional disclosures primarily relate to instances when a subsidiary is deconsolidated or a group of assets is derecognized. The additional disclosures primarily relate to fair value considerations, the parent's involvement with the deconsolidated entity and related party considerations. The standard is effective for the first interim or annual reporting period ending after December 15, 2009. RiverSource Life adopted the standard in the fourth quarter of 2009. The adoption did not have any effect on RiverSource Life's consolidated financial condition and results of operations.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)
In September 2009, the FASB updated the accounting standards to allow for net asset value ("NAV") to be used as a practical expedient in estimating the fair value of alternative investments without readily determinable fair values. The standard also requires additional disclosure by major category of investment related to restrictions on the investor's ability to redeem the investment as of the measurement date, unfunded commitments and the investment strategies of the investees. The disclosures are required for all investments within the scope of the standard regardless of whether the fair value of the investment is measured using the NAV or another method. The standard is effective for interim and annual periods ending after December 15, 2009, with early adoption permitted. RiverSource Life adopted the standard in the fourth quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

Measuring Liabilities at Fair Value
In August 2009, the FASB updated the accounting standards to provide additional guidance on estimating the fair value of a liability. The standard is effective for the first reporting period, including interim periods, beginning after issuance. RiverSource Life adopted the standard in the fourth quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

The Hierarchy of GAAP
In June 2009, the FASB established the FASB Accounting Standards Codification(TM) ("Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.


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Subsequent Events
In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The standard is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. RiverSource Life adopted the standard in the second quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

Fair Value
In April 2009, the FASB updated the accounting standards to provide guidance on estimating the fair value of a financial asset or liability when the trade volume and level of activity for the asset or liability have significantly decreased relative to historical levels. The standard requires entities to disclose the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, debt and equity securities as defined by GAAP shall be disclosed by major category. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009, and is to be applied prospectively. RiverSource Life early adopted the standard in the first quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. RiverSource Life adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $30 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, RiverSource Life recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price RiverSource Life would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the fair value of RiverSource Life's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk, and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $4 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life not fulfilling these liabilities. As RiverSource Life's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income (loss) when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income (loss). RiverSource Life adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $38 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for RiverSource Life's required disclosures.

Disclosures about Derivative Instruments and Hedging Activities
In March 2008, the FASB updated the accounting standards for disclosures about derivative instruments and hedging activities. The standard intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance, and cash flows. The standard requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. The standard is effective for fiscal years and


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interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life applied the new disclosure requirements in the first quarter of 2009. See Note 15 for the required disclosures.

Noncontrolling Interests in Consolidated Financial Statements
In December 2007, the FASB updated the accounting standards for noncontrolling interests in consolidated financial statements to establish the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. The standard requires noncontrolling (minority) interests to be classified as equity (instead of as a liability) within the Consolidated Balance Sheets, and net income (loss) attributable to both the parent and the noncontrolling interests to be disclosed on the face of the Consolidated Statements of Income. The standard is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of the standard are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life adopted the new standard as of January 1, 2009 and there was no impact on its consolidated financial condition and results of operations.

Uncertainty in Income Taxes
In June 2006, the FASB updated the accounting standards related to uncertainty in income taxes. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted the standard as of January 1, 2007. The effect of adopting the standard on RiverSource Life's consolidated financial condition and results of operations was not material.

DAC Costs in Connection With Modifications or Exchanges of Insurance Contracts In September 2005, the accounting standards related to DAC in connection with modifications or exchanges of insurance contracts were updated. The standard provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted the standard resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting the standard, RiverSource Life recorded as a cumulative change in accounting principle $206 million, reducing DAC by $204 million, DSIC by $11 million and liabilities for future policy benefits by $9 million. The after-tax decrease to retained earnings for these changes was $134 million.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosure about fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presenting activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures about the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. RiverSource Life will adopt the standard in the first quarter of 2010 except for the additional disclosures related to the Level 3 rollforward, which RiverSource Life will adopt in the first quarter of 2011. The adoption of the standard will not impact RiverSource Life's consolidated financial condition and results of operations.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in VIEs. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. RiverSource Life does not expect the adoption to have a material effect on its consolidated financial condition and results of operations.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR       NON-CREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,245       $  855         $(106)       $14,994        $  1
Residential mortgage backed securities               5,249          185          (238)         5,196         (41)
Commercial mortgage backed securities                3,874          182           (16)         4,040          --
Asset backed securities                                877           32           (29)           880          --
State and municipal obligations                        647           12           (46)           613          --
U.S. government and agencies obligations               152            7            (1)           158          --
Foreign government bonds and obligations                94           14            (1)           107          --
Other structured investments                             4            7            --             11           7
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            25,142        1,294          (437)        25,999         (33)
Common and preferred stocks                             30           --            (7)            23          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $25,172       $1,294         $(444)       $26,022        $(33)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income, which starting January 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities subsequent to the impairment date. These amounts are included in gross unrealized gains and losses at December 31, 2009.

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN MILLIONS)                    COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,030        $ 86         $(1,123)      $10,993
Residential mortgage backed securities                      3,697          59            (220)        3,536
Commercial mortgage backed securities                       2,582          35            (174)        2,443
Asset backed securities                                       682           4             (60)          626
State and municipal obligations                               164           1             (20)          145
U.S. government and agencies obligations                      200          11              --           211
Foreign government bonds and obligations                       95          16              (4)          107
Other structured investments                                    2           7              --             9
-------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                   19,452         219          (1,601)       18,070
Common and preferred stocks                                    30          --             (14)           16
-------------------------------------------------------------------------------------------------------------
  Total                                                   $19,482        $219         $(1,615)      $18,086
=============================================================================================================



At December 31, 2009 and 2008, fixed maturity securities comprised approximately 88% and 82%, respectively, of RiverSource Life's total investments. These securities were rated by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"), except for approximately $1.1 billion of securities at both December 31, 2009 and 2008, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's, S&P and Fitch. Ratings on fixed maturity securities are presented using the median of ratings from Moody's, S&P and Fitch. If only two of the ratings are available, the lower rating is used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2009                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 9,194       $ 9,520          37%        $ 7,038       $ 6,779          38%
AA                                           1,081         1,084           4           1,071         1,017           6
A                                            4,182         4,326          17           4,132         3,883          21
BBB                                          9,276         9,826          38           5,901         5,388          30
Below investment grade                       1,409         1,243           4           1,310         1,003           5
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $25,142       $25,999         100%        $19,452       $18,070         100%
==========================================================================================================================



At December 31, 2009 and 2008, approximately 19% and 44%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 133         $1,088         $(18)          165         $1,313         $ (88)         298
Residential mortgage
  backed securities           43          1,184          (34)           68            363          (204)         111
Commercial mortgage
  backed securities           33            353           (4)           26            297           (12)          59
Asset backed
  securities                   7             70           (1)           18             87           (28)          25
State and municipal
  obligations                 32            232           (9)            2             99           (37)          34
U.S. government and
  agencies
  obligations                  2             89           (1)           --             --            --            2
Foreign government
  bonds and
  obligations                 --             --           --             2              4            (1)           2
Other structured
  investments                 --             --           --             2             --            --            2
Common and preferred
  stock                       --             --           --             2             23            (7)           2
------------------------------------------------------------------------------------------------------------------------
  Total                      250         $3,016         $(67)          285         $2,186         $(377)         535
========================================================================================================================

                             DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $2,401         $(106)
Residential mortgage
  backed securities         1,547          (238)
Commercial mortgage
  backed securities           650           (16)
Asset backed
  securities                  157           (29)
State and municipal
  obligations                 331           (46)
U.S. government and
  agencies
  obligations                  89            (1)
Foreign government
  bonds and
  obligations                   4            (1)
Other structured
  investments                  --            --
Common and preferred
  stock                        23            (7)
--------------------------------------------------
  Total                    $5,202         $(444)
==================================================





                                                                DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 312         $5,086         $(372)         221         $3,309        $  (751)        533
Residential mortgage
  backed securities           34            305           (85)          52            466           (135)         86
Commercial mortgage
  backed securities           26            387           (23)          54            867           (151)         80
Asset backed
  securities                  17            187           (31)          15            124            (29)         32
State and municipal
  obligations                  2             17            (1)           2             78            (19)          4
U.S. government and
  agencies
  obligations                 --             --            --            1             11             --           1
Foreign government
  bonds and
  obligations                  7             20            (4)          --             --             --           7
Other structured
  investments                 --             --            --            2             --             --           2
Common and preferred
  stock                       --             --            --            2             16            (14)          2
------------------------------------------------------------------------------------------------------------------------
  Total                      398         $6,002         $(516)         349         $4,871        $(1,099)        747
========================================================================================================================

                             DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $ 8,395       $(1,123)
Residential mortgage
  backed securities            771          (220)
Commercial mortgage
  backed securities          1,254          (174)
Asset backed
  securities                   311           (60)
State and municipal
  obligations                   95           (20)
U.S. government and
  agencies
  obligations                   11            --
Foreign government
  bonds and
  obligations                   20            (4)
Other structured
  investments                   --            --
Common and preferred
  stock                         16           (14)
--------------------------------------------------
  Total                    $10,873       $(1,615)
==================================================



As part of RiverSource Life's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in credit spreads across sectors. The primary driver of lower unrealized losses in 2009 compared to 2008 was the tightening of credit spreads across sectors, partially offset by higher interest rates. In addition, a portion of the decrease in unrealized losses was offset by an increase due to the adoption of a new accounting standard effective January 1, 2009. RiverSource Life recorded a cumulative effect increase to the amortized cost of previously other-than-temporarily impaired investments that increased the gross unrealized losses on Available-for-Sale securities by $64 million. This impact is due to the impairment of Available-for-Sale securities recognized in other comprehensive income (loss) previously recognized through earnings for factors other than credit.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income (loss):

                                                                                    (IN
                                                                                 MILLIONS)
-------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other comprehensive
  income                                                                           $102
Additional amount related to credit losses for which an other-than-temporary
  impairment was not previously recognized                                            7
Reductions for securities sold during the period (realized)                         (58)
Additional increases to the amount related to credit losses for which an
  other-than-temporary impairment was previously recognized                          31
-------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31, 2009 for which a portion of other-than-temporary impairment was recognized in
  other comprehensive income                                                       $ 82
===========================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates. As a result of the adoption of a new accounting standard effective January 1, 2009, net unrealized investment gains (losses) arising during the period also includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period. Additionally, reclassification of (gains) losses included in net income contains noncredit other-than-temporary impairment losses that were previously unrealized, but have been recognized in current period net income due to their reclassification as credit losses.

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                         COMPREHEN-
                                                                                         SIVE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             INVESTMENT                  INVESTMENT
                                                                GAINS       DEFERRED        GAINS
(IN MILLIONS)                                                 (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2007                                     $  (258)       $  90        $  (168)
  Net unrealized investment gains arising during the
     period                                                        103          (36)            67
  Reclassification of gains included in net income                 (39)          14            (25)
  Impact on DAC, DSIC and benefit reserves                          15           (5)            10
----------------------------------------------------------------------------------------------------
Balance at December 31, 2007                                   $  (179)       $  63        $  (116)
  Net unrealized investment losses arising during the
     period                                                     (1,598)         559         (1,039)
  Reclassification of losses included in net income                431         (151)           280
  Impact on DAC, DSIC and benefit reserves                         303         (106)           197
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                   $(1,043)       $ 365        $  (678)
  Cumulative effect of accounting change                           (58)(1)       20            (38)
  Net unrealized investment gains arising during the
     period                                                      2,378         (832)         1,546
  Reclassification of gains included in net income                 (73)          26            (47)
  Impact on DAC, DSIC, benefit reserves and reinsurance
     recoverables                                                 (566)         199           (367)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                   $   638        $(222)       $   416(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009, net of DAC and DSIC amortization and certain benefit reserves. See Note 3 for additional information on the adoption impact.

(2) At December 31, 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Investment Gains included $(16) million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                         $185          $  13         $ 64
Gross realized investment losses from sales                         (50)            (6)         (20)
Other-than-temporary impairments related to credit                  (62)          (440)          (4)


The $62 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2009 were related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The $440 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2008 primarily to credit losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $4 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2007 related to corporate debt securities in the publishing and home building industries.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Available-for-Sale securities by contractual maturity at December 31, 2009 were as follows:

                                                                         AMORTIZED
(IN MILLIONS)                                                              COST       FAIR VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $   738       $   751
Due after one year through five years                                       6,638         6,862
Due after five years through 10 years                                       4,786         5,062
Due after 10 years                                                          2,976         3,197
-------------------------------------------------------------------------------------------------
                                                                           15,138        15,872
-------------------------------------------------------------------------------------------------
Residential mortgage backed securities                                      5,249         5,196
Commercial mortgage backed securities                                       3,874         4,040
Asset backed securities                                                       877           880
Other structured investments                                                    4            11
Common and preferred stocks                                                    30            23
-------------------------------------------------------------------------------------------------
  Total                                                                   $25,172       $26,022
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments are not due at a single maturity date. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

At December 31, 2009 and 2008, bonds carried at $7 million and $6 million, respectively, were on deposit with various states as required by law.

Commercial Mortgage Loans, Net
The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                 $2,562        $2,754
Less: allowance for loan losses                                              (30)          (17)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                            $2,532        $2,737
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                                $17           $16          $ 37
Provision for loan losses                                            14             1           (21)
Foreclosures, write-offs and loan sales                              (1)           --            --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                              $30           $17          $ 16
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region:
  Atlantic                                                $  835          $13         $  880          $ 3
  North Central                                              538           16            629           10
  Pacific                                                    487           13            463           20
  Mountain                                                   296           --            319           10
  South Central                                              248            8            287           --
  New England                                                158           --            176           --
-------------------------------------------------------------------------------------------------------------
                                                           2,562           50          2,754           43
Less: allowance for loan losses                              (30)          --            (17)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,532          $50         $2,737          $43
=============================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. property type:
  Shopping centers and retail                             $  842          $16         $  869          $23
  Office buildings                                           702            6            777           18
  Industrial buildings                                       468           12            485            2
  Apartments                                                 340           --            383           --
  Hotels and motels                                           61           --             76           --
  Mixed use                                                   46           --             50           --
  Medical buildings                                           28           16             32           --
  Other                                                       75           --             82           --
-------------------------------------------------------------------------------------------------------------
                                                           2,562           50          2,754           43
Less: allowance for loan losses                              (30)          --            (17)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,532          $50         $2,737          $43
=============================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2009 and 2008 approximate fair value.

Below Investment Grade Syndicated Bank Loans, Net
The following is a summary of below investment grade syndicated bank loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Below investment grade syndicated bank loans                               $228          $260
Less: allowance for loan losses                                             (12)          (12)
-------------------------------------------------------------------------------------------------
Net below investment grade syndicated bank loans                           $216          $248
=================================================================================================



Below investment grade syndicated bank loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

Trading Securities
Net recognized gains (losses) related to trading securities held at December 31, 2009, 2008 and 2007 were nil, $9 million and $(2) million, respectively.

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,371        $1,043        $1,187
Income on commercial mortgage loans                                  160           173           173
Trading securities and other investments                              35            55            82
-------------------------------------------------------------------------------------------------------
                                                                   1,566         1,271         1,442
Less: investment expenses                                            (40)          (19)          (18)
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,526        $1,252        $1,424
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                   $ 73          $(433)         $40
Commercial mortgage loans                                           (13)            (1)          --
Trading securities and other investments                             (1)            (8)          --
Reduction in the allowance for loan losses                           --             --           21
-------------------------------------------------------------------------------------------------------
  Total                                                            $ 59          $(442)         $61
=======================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

5. VARIABLE INTEREST ENTITIES

RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA's maximum exposure to loss as a result of its investment in the affordable housing partnerships is limited to the carrying values. The carrying values are reflected in trading securities and other investments and were $28 million and $54 million as of December 31, 2009 and 2008, respectively. RTA has no obligation to provide further financial or other support to the affordable housing partnerships nor has it provided any additional support to the affordable housing partnerships. RiverSource Life had no liabilities recorded as of December 31, 2009 and 2008 related to the affordable housing partnerships.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2009, 2008 and 2007, RiverSource Life completed the annual detailed review of valuation assumptions of its products. In addition, during the third quarter of 2008, RiverSource Life converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life's assets and liabilities attributable to the review of valuation assumptions during the third quarter of 2009, 2008 and 2007 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                                           FUTURE
BALANCE SHEET IMPACT             REINSURANCE                                  OTHER        POLICY         OTHER
DEBIT (CREDIT) (IN MILLIONS)    RECOVERABLES       DAC          DSIC         ASSETS       BENEFITS     LIABILITIES      TOTAL
--------------------------------------------------------------------------------------------------------------------------------
2009 period                         $(65)         $119           $ 9           $--          $ 71           $--          $134
2008 period                           92           (81)           (6)            1            95             5           106
2007 period                           (2)          (16)            3            --           (15)           --           (30)


The total pretax impacts on RiverSource Life's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2009, 2008 and 2007 and the valuation system conversion for the year ended December 31, 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX                                                  CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN MILLIONS)            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2009 period                                  $--          $(65)         $ 80          $119           $--          $134
2008 period                                    2            95            89           (81)            1           106
2007 period                                   --            (2)          (12)          (16)           --           (30)


The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,324        $4,334        $4,321
Cumulative effect of accounting change                                --            36          (204)
Capitalization of acquisition costs                                  558           587           699
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (264)         (780)         (454)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          119           (81)          (16)
Impact of change in net unrealized securities losses (gains)        (452)          228           (12)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,285        $4,324        $4,334
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $518          $ 511         $452
Cumulative effect of accounting change                               --              9          (11)
Capitalization of sales inducements costs                            82             87          124
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (19)          (115)         (56)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           9             (6)           3
Impact of change in net unrealized securities losses (gains)        (66)            32           (1)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $524          $ 518         $511
=======================================================================================================



RiverSource Life adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

Effective January 1, 2008, RiverSource Life adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $36 million and $9 million to DAC and DSIC, respectively. See Note 3 for additional information regarding RiverSource Life's adoption of fair value accounting standards.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Effective January 1, 2007, RiverSource Life adopted a new accounting standard related to DAC in connection with modifications or exchanges of insurance contracts and recorded as a cumulative change in accounting principle a pretax reduction of $204 million and $11 million to DAC and DSIC, respectively.

7. REINSURANCE

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life began reinsuring risks at this level during 2001 (2002 for RiverSource Life of NY) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life is $1.5 million (increased from $750,000 during 2008) on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life (and RiverSource Life of NY for 1996 and later issues) retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. ("Genworth").

Generally, RiverSource Life retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. RiverSource Life retains all risk for new claims on DI contracts sold on other policy forms. RiverSource Life also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

In addition, RiverSource Life assumes life insurance and fixed annuity risk under reinsurance arrangements with unaffiliated insurance companies.

At December 31, 2009 and 2008, traditional life and universal life insurance in force aggregated $192.8 billion and $192.3 billion, respectively, of which $131.2 billion and $127.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under its DI and LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 721         $ 641         $ 628
Reinsurance ceded                                                   (271)         (203)         (189)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 450         $ 438         $ 439
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $62 million, $61 million and $57 million of reinsurance ceded for the years ended December 31, 2009, 2008 and 2007, respectively.

Reinsurance recovered from reinsurers was $167 million, $142 million and $126 million for the years ended December 31, 2009, 2008 and 2007, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $1.3 billion and $1.2 billion related to LTC risk ceded to Genworth as of December 31, 2009 and 2008, respectively. Included in future policy benefits is $667 million and $689 million related to assumed reinsurance arrangements as of December 31, 2009 and 2008, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $16,558       $14,058
Equity indexed annuities accumulated host values                              159           228
Equity indexed annuities embedded derivatives                                   9            16
Variable annuities fixed sub-accounts                                       6,127         5,623
Variable annuity GMWB                                                         204         1,471
Variable annuity GMAB                                                         100           367
Other variable annuity guarantees                                              12            67
-------------------------------------------------------------------------------------------------
  Total annuities                                                          23,169        21,830
VUL/ UL insurance                                                           2,595         2,526
Other life, DI and LTC insurance                                            4,619         4,397
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             30,383        28,753
Policy claims and other policyholders' funds                                  123           172
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $30,506       $28,925
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $48,982       $37,657
VUL insurance variable sub-accounts                                         5,239         4,091
Other insurance variable sub-accounts                                          46            39
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                      $54,267       $41,787
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. RiverSource Life may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2009 and 2008, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 15 for additional information regarding RiverSource Life's derivative instruments. In 2007, RiverSource Life discontinued new sales of equity indexed annuities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding RiverSource Life's variable annuity guarantees. RiverSource Life does not currently hedge its risk under the GGU and GMIB provisions. During the third quarter of 2009, RiverSource Life entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written previously in 2009. The total value of variable annuity contracts with GMWB riders increased from $12.7 billion at December 31, 2008 to $19.2 billion at December 31, 2009. The total value of variable annuity contracts with GMAB riders increased from $2.0 billion at December 31, 2008 to $2.9 billion at December 31, 2009. The total value of variable annuity contracts with GMDB riders increased from $42.2 billion at December 31, 2008 to $53.7 billion at December 31, 2009, of which $5.2 billion have corresponding hedges. See Note 15 for additional information regarding derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions. See
Note 2 and Note 8 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life has GMWB riders in force with the following provisions:

- withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- withdrawals at a specified rate per year for joint contractholders while either is alive. Once withdrawals begin, the contractholder's funds are moved to one of three less aggressive asset allocation models (of the five that are available prior to withdrawal).

- withdrawals based on performance of the contract or issue age. On some contracts, credits are applied annually for the first ten years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by RiverSource Life provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table provides information related to variable annuity guarantees for which RiverSource Life has established additional liabilities:

                                                        DECEMBER 31, 2009                            DECEMBER 31, 2008
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                    $30,938        $28,415        $  974           61           $22,249        $20,153
  Six-Year Reset                        13,886         11,197           926           61            12,719         10,063
  One-Year Ratchet                       7,081          6,400           873           63             5,770          5,061
  Five-Year Ratchet                      1,256          1,171            38           59               951            888
  Other                                    582            542            98           67               471            429
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $53,743        $47,725        $2,909           61           $42,160        $36,594
===========================================================================================================================
GGU DEATH BENEFIT                      $   853        $   775        $   70           63           $   699        $   619
GMIB                                   $   628        $   582        $  126           63           $   567        $   511
GMWB:
  GMWB                                 $ 4,196        $ 4,067        $  454           64           $ 3,513        $ 3,409
  GMWB for life                         14,988         14,333           795           63             9,194          8,764
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $19,184        $18,400        $1,249           63           $12,707        $12,173
===========================================================================================================================
GMAB                                   $ 2,926        $ 2,853        $  153           56           $ 2,006        $ 1,937
                                         DECEMBER 31, 2008
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                    $ 4,873          61
  Six-Year Reset                         2,802          61
  One-Year Ratchet                       2,163          62
  Five-Year Ratchet                        199          59
  Other                                    192          66
---------------------------------------------------------------
    Total -- GMDB                      $10,229          61
===============================================================
GGU DEATH BENEFIT                      $    65          63
GMIB                                   $   245          63
GMWB:
  GMWB                                 $ 1,312          63
  GMWB for life                          2,704          63
---------------------------------------------------------------
    Total -- GMWB                      $ 4,016          63
===============================================================
GMAB                                   $   608          56


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008                $ 24           $ 3         $   136        $  33          $ 4
Incurred claims                                       58            10           1,335          334            6
Paid claims                                          (27)           (1)             --           --           (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008                55            12           1,471          367            7
Incurred claims                                       12            (5)         (1,267)        (267)           8
Paid claims                                          (61)           (1)             --           --           --
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009              $  6           $ 6         $   204        $ 100          $15
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $29,379       $21,899
  Bond                                                                     16,537        12,135
  Other                                                                     2,889         3,463
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $48,805       $37,497
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

10. LINES OF CREDIT

In July 2009, RiverSource Life Insurance Company, as the borrower, entered into a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the new agreement is established by reference to LIBOR plus 28 basis points. Amounts borrowed may be repaid at any time with no prepayment penalty. As of December 31, 2009, the outstanding balance under this credit line was $300 million which was repaid in full with payments in January and February 2010.

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR. There were no amounts outstanding on this line of credit at December 31, 2009 and 2008.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

In September 2008, RiverSource Life, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life's statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 28 basis points. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2009 and 2008.

RiverSource Life had a collateral loan agreement with Ameriprise Financial aggregating up to $75 million which expired on October 31, 2008.

11. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
RiverSource Life categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. RiverSource Life's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities.

Through RiverSource Life's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Derivatives
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3. RiverSource Life settled these derivatives in the second quarter of 2009 and has not entered into any additional structured derivatives since then.

LIABILITIES

Embedded Derivatives

VARIABLE ANNUITY RIDERS -- GMAB AND GMWB
RiverSource Life values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

EQUITY INDEXED ANNUITIES
RiverSource Life uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its equity indexed annuities. The inputs to these calculations are primarily market observable. As a result, these measurements are classified as Level 2. The embedded derivative liability attributable to the provisions of RiverSource Life's equity indexed annuities is recorded in future policy benefits.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                            $--         $13,755       $1,239        $14,994
       Residential mortgage backed securities                --           2,424        2,772          5,196
       Commercial mortgage backed securities                 --           3,968           72          4,040
       Asset backed securities                               --             665          215            880
       State and municipal obligations                       --             613           --            613
       U.S. government and agencies obligations              11             147           --            158
       Foreign government bonds and obligations              --             107           --            107
       Other structured investments                          --              --           11             11
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                              11          21,679        4,309         25,999
  Common and preferred stocks                                --              23           --             23
  Trading securities                                         --              36           --             36
  Cash equivalents                                            2             801           --            803
  Other assets                                               --             615           --            615
  Separate account assets                                    --          54,267           --         54,267
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $13         $77,421       $4,309        $81,743
=============================================================================================================

Liabilities
  Future policy benefits                                    $--         $     9       $  299        $   308
  Other liabilities                                          --             757           --            757
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $--         $   766       $  299        $ 1,065
=============================================================================================================




                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                           $ --         $ 9,907       $1,086        $10,993
       Residential mortgage backed securities                --           3,016          520          3,536
       Commercial mortgage backed securities                 --           2,440            3          2,443
       Asset backed securities                               --             531           95            626
       State and municipal obligations                       --             145           --            145
       U.S. government and agencies obligations              21             190           --            211
       Foreign government bonds and obligations              --             107           --            107
       Other structured investments                          --              --            9              9
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                              21          16,336        1,713         18,070
  Common and preferred stocks                                --              16           --             16
  Trading securities                                         70              77           --            147
  Cash equivalents                                          432           2,861           --          3,293
  Other assets                                               --           2,238          200          2,438
  Separate account assets                                    --          41,787           --         41,787
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                 $523         $63,315       $1,913        $65,751
=============================================================================================================

Liabilities
  Future policy benefits                                   $ --         $    16       $1,832        $ 1,848
  Other liabilities                                          --             645           --            645
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                            $ --         $   661       $1,832        $ 2,493
=============================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET       COMPREHEN-   SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2009         INCOME      SIVE INCOME       NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities             $ 1,086       $   --         $194         $   20         $(61)        $1,239
     Residential mortgage backed
     securities                                520           65          156          2,031           --          2,772
     Commercial mortgage backed
     securities                                  3           --            8             61           --             72
     Asset backed securities                    95            7           10            112           (9)           215
     Other structured investments                9            2           --             --           --             11
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                           1,713           74(1)       368          2,224          (70)(3)      4,309

Other assets                                   200          (37)(2)       --           (163)          --             --
Future policy benefits                      (1,832)       1,611(2)        --            (78)          --           (299)


(1) Represents a $7 million loss included in net realized investment gains (losses) and a $81 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents securities with a fair value of $79 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service net of a security with a fair value of $9 million that was transferred to Level 3 as the fair value of the security is now based on broker quotes.

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET       COMPREHEN-   SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2008         INCOME       SIVE LOSS        NET         LEVEL 3        2008
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities             $1,271        $   (30)       $(152)        $  (3)        $ --         $ 1,086
     Residential mortgage backed
     securities                               417           (144)        (134)          162          219             520
     Commercial mortgage backed
     securities                                 5             --           --            (2)          --               3
     Asset backed securities                  115              1          (24)            3           --              95
     Other structured investments               2              4            6            (3)          --               9
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          1,810           (169)(1)     (304)          157          219(3)        1,713

Other assets                                  280            149(2)        --          (229)          --             200
Future policy benefits                       (158)        (1,611)(2)       --           (63)          --          (1,832)
Other liabilities                              --             (9)(2)       --             9           --              --


(1) Represents a $176 million loss included in net realized investment gains (losses) and a $7 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31 for the year then ended:

                                                          2009                                      2008
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN MILLIONS)                              INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities               $--          $ --         $   --          $--          $ (29)       $    --
     Residential mortgage backed
     securities                               80           (31)            --            2           (146)            --
     Asset backed securities                   1            --             --            1             --             --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                            81           (31)            --            3           (175)            --

Other assets                                  --            --             --           --             --            126
Future policy benefits                        --            --          1,582           --             --         (1,608)


During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,532       $ 2,519       $ 2,737       $ 2,506
  Policy loans                                                715           790           722           779
  Other investments                                           226           245           248           202
  Restricted cash                                             184           184            --            --

FINANCIAL LIABILITIES
  Future policy benefits                                  $15,540       $15,657       $13,116       $12,418
  Separate account liabilities                                406           406           386           386
  Line of credit with Ameriprise Financial                    300           300            --            --


Commercial mortgage loans, net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life's estimate of the amount recoverable on the loan.

Policy loans
The fair value of policy loans is determined using discounted cash flows.

Other investments
Other investments primarily consist of syndicated loans. The fair value of syndicated loans is obtained from a nationally-recognized pricing service.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to RiverSource Life and does not transfer to third party market participants, therefore, the carrying value amount is a reasonable estimate of fair value.

Future policy benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, equity indexed annuity host contracts

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate account liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

Line of credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for RiverSource Life's nonperformance risk specific to this liability. Due to the short-term nature of the line of credit, the carrying value is an approximation of the fair value.

12. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity contractholders and variable life insurance policyholders. RiverSource Life provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2009, 2008 and 2007, RiverSource Life received $87 million, $101 million and $97 million, respectively, from RiverSource Investments, LLC for these services.

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life's share of the total net periodic pension cost was $2 million in 2009, and $1 million in both 2008 and 2007.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $3 million in 2009, 2008 and 2007.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $2 million, nil and $3 million in 2009, 2008 and 2007, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2009, 2008 and 2007 was nil, $1 million and $2 million, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life for use of joint facilities, technology support, marketing services and other services aggregated $580 million, $673 million and $909 million for 2009, 2008 and 2007, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

Dividends paid and received were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                         $--          $775          $900
Cash dividends paid to RiverSource Life Insurance Company
from RiverSource Life of NY                                          --            77            83
Cash dividend paid to RiverSource Life Insurance Company from
RTA                                                                  22            --            --
Non-cash dividend paid to Ameriprise Financial from RTA              --           118            --


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 13 for additional information.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

During 2008, RiverSource Life received a non-cash capital contribution of $83 million comprised of below investment grade syndicated bank loans from Ameriprise Financial. In addition, RiverSource Life Insurance Company received a $239 million contribution from Ameriprise Financial, consisting of all the issued and outstanding shares of RTA.

During 2009, RiverSource Life Insurance Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial. As part of the transaction, RiverSource Life Insurance Company entered into an agreement to lease the buildings to Ameriprise Financial. In addition, RiverSource Life Insurance Company received a non-cash capital contribution of $200 million consisting of a reduction of the outstanding balance due to Ameriprise Financial under a line of credit. See Note 10 for more information on RiverSource Life's lines of credit.

There were no amounts included in other liabilities at December 31, 2009 and 2008 payable to Ameriprise Financial for federal income taxes.

During 2009, RiverSource Life sold corporate bonds of $27 million to Ameriprise Financial and recognized a gain of $9 million.

13. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $433 million and $173 million as of December 31, 2009 and 2008, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $1,793        $(1,184)      $  523
Statutory net income (loss)(1)                                     1,887         (1,407)         555
Statutory capital and surplus                                      3,371          2,529        2,820


(1) An increase in statutory reserves for variable annuity guaranteed benefits contributed significantly to the loss in 2008, but was substantially offset by unrealized gains on derivatives which are not included in the statutory income statement, but recorded directly to surplus. These impacts were substantially reversed in 2009.

14. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $325          $  42         $(30)
  State                                                               1              3           --
-------------------------------------------------------------------------------------------------------
     Total current income tax                                       326             45          (30)
Deferred income tax
  Federal                                                           (80)          (236)          83
  State                                                              (1)             2           --
-------------------------------------------------------------------------------------------------------
     Total deferred income tax                                      (81)          (234)          83
-------------------------------------------------------------------------------------------------------
Total income tax provision (benefit)                               $245          $(189)        $ 53
=======================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2009          2008          2007
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%          35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (7.2)          56.6         (10.9)
  State taxes, net of federal benefit                                --           (3.7)           --
  Low income housing credit                                        (2.0)          27.9          (7.0)
  Foreign tax credit, net of addback                               (1.0)          15.3          (2.3)
  Taxes applicable to prior years                                   0.1           29.2          (4.0)
  Other, net                                                         --           (0.2)           --
-------------------------------------------------------------------------------------------------------
Income tax provision                                               24.9%         160.1%         10.8%
=======================================================================================================



RiverSource Life's effective tax rate was 24.9% and 160.1% for the years ended December 31, 2009 and 2008, respectively. The decrease in the effective tax rate is primarily due to pretax income for 2009 compared to a pretax loss in relation to a net tax benefit for 2008. RiverSource Life's effective tax rate for 2008 included a $39 million tax benefit related to changes in the status of current audits.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,390        $1,744
  Investment related                                                         163            --
  Net unrealized losses on Available-for-Sale securities and
  derivatives                                                                 --           399
  Net operating loss and tax credit carryforwards                            185           159
  Other                                                                       --            44
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,738         2,346

Deferred income tax liabilities:
  DAC                                                                      1,264         1,168
  Investment related                                                          --           398
  Net unrealized gains on Available-for-Sale securities                      203            --
  DSIC                                                                       193           181
  Other                                                                       15            --
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      1,675         1,747
-------------------------------------------------------------------------------------------------
Net deferred income tax assets                                            $   63        $  599
=================================================================================================



RiverSource Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, (i) future taxable income exclusive of reversing temporary differences and carryforwards, (ii) future reversals of existing taxable temporary differences, (iii) taxable income in prior carryback years, and (iv) tax planning strategies.

Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2009 and 2008.

Additionally, RiverSource Life has tax benefits related to net operating loss carryforwards of $16 million which expire beginning December 31, 2025 as well as tax credit carryforwards of $149 million which expire beginning December 31, 2025.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $(89)         $  97         $ 73
Additions (reductions) based on tax positions related to the
current year                                                          1           (165)          34
Additions for tax positions of prior years                           18             38           16
Reductions for tax positions of prior years                          (7)           (59)         (26)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $(77)         $ (89)        $ 97
=======================================================================================================



If recognized, approximately $49 million, $30 million and $49 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2009, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life recognized a net reduction of $1 million, $14 million and $11 million in interest and penalties for the year ended December 31, 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, RiverSource Life had a receivable of $16 million and $15 million, respectively, related to accrued interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life's income tax returns for 1997 through 2002 during 2008 and completed its field examination of 2003 through 2004 in the third quarter of 2009. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life's U.S. income tax returns for 2005 through 2007, which is expected to be completed in 2010. RiverSource Life or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life receives. Management believes that it is likely that any such regulations would apply prospectively only. Additionally, included in the Administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies' separate accounts, which if enacted could significantly reduce the DRD tax benefits RiverSource Life receives, prospectively, beginning in 2011. For the year ended December 31, 2009, RiverSource Life recorded a benefit of approximately $62 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010.

The items comprising other comprehensive income (loss) are presented net of the following income tax provision (benefit) amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $166          $(302)         $28
Net unrealized derivative gains                                       2              2           --
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $168          $(300)         $28
=======================================================================================================



15. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life primarily enters into derivative agreements for risk management purposes related to RiverSource Life's products and operations.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

RiverSource Life uses derivatives as economic hedges and occasionally holds derivatives designated for hedge accounting. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives, by type of derivative and product at December 31, 2009:

                                                BALANCE                           BALANCE
DERIVATIVES NOT DESIGNATED AS HEDGING            SHEET                             SHEET
INSTRUMENTS                                    LOCATION           ASSET          LOCATION         LIABILITY
------------------------------------------------------------------------------------------------------------
                                                                   (IN                               (IN
                                                                MILLIONS)                         MILLIONS)
INTEREST RATE CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets         $176         liabilities         $  280

EQUITY CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets          437         liabilities            474
                                                                               Other
  GMDB                                                              --         liabilities              2
  Equity indexed annuities                   Other assets            2                                 --
                                                                               Future
  Equity indexed annuities embedded                                            policy
  derivatives                                                       --         benefits                 9

OTHER
                                                                               Future
                                                                               policy
  GMWB and GMAB embedded derivatives(1)                             --         benefits               299
------------------------------------------------------------------------------------------------------------
       Total                                                      $615                             $1,064
============================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate primarily based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding RiverSource Life's fair value measurement of derivative instruments.

Derivatives Not Designated as Hedges
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the year ended December 31, 2009:

                                                   LOCATION OF         AMOUNT OF
                                                   GAIN (LOSS)        GAIN (LOSS)
                                                       ON                 ON
                                                   DERIVATIVES        DERIVATIVES
DERIVATIVES NOT DESIGNATED AS HEDGING              RECOGNIZED         RECOGNIZED
INSTRUMENTS                                         IN INCOME          IN INCOME
---------------------------------------------------------------------------------
                                                                          (IN
                                                                       MILLIONS)
INTEREST RATE CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses              $  (435)

EQUITY CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses               (1,310)
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMDB                                            expenses                  (10)
                                                  Interest
                                                  credited to
                                                  fixed
  Equity indexed annuities                        accounts                    4
                                                  Interest
                                                  credited to
                                                  fixed
  Equity indexed annuities embedded derivatives   accounts                    7

OTHER
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB embedded derivatives              expenses                1,533
---------------------------------------------------------------------------------
     Total                                                              $  (211)
=================================================================================



RiverSource Life holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to various RiverSource Life products and transactions.

The majority of RiverSource Life's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions and interest rate swaps. In the third quarter of 2009, RiverSource Life entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written previously in 2009. At December 31, 2009, the gross notional amount of these contracts was $38.7 billion and $77 million for RiverSource Life's GMWB and GMAB provisions and GMDB provisions, respectively. The premium associated with certain of the above options is paid or received semi-annually over the life of the option contract.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of the payments RiverSource Life is scheduled to make and receive for these options:

                                                                         PREMIUMS      PREMIUMS
(IN MILLIONS)                                                             PAYABLE     RECEIVABLE
-------------------------------------------------------------------------------------------------
2010                                                                       $189           $5
2011                                                                        181            4
2012                                                                        160            3
2013                                                                        143            2
2014                                                                        118            1
2015-2024                                                                   410            4


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

Equity indexed annuities have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by RiverSource Life related to equity indexed annuities products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life enters into index options and occasionally enters into futures contracts. The gross notional amount of these derivative contracts was $129 million at December 31, 2009.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the equity indexed annuity product obligations is also considered an embedded derivative. As captured in the tables above, embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As noted above, RiverSource Life uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CASH FLOW HEDGES
RiverSource Life has amounts classified in accumulated other comprehensive income (loss) related to gains and losses associated with the effective portion of previously designated cash flow hedges. RiverSource Life reclassifies these amounts into income as the forecasted transactions impact earnings. During the year ended December 31, 2009, RiverSource Life held no derivatives that were designated as cash flow hedges.

The following is a summary of unrealized derivatives gains (losses) included in accumulated other comprehensive income (loss) related to cash flow hedges:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at January 1                     $(38)         $(40)         $(41)
Unrealized derivative losses arising during the period               --            (1)           (1)
Reclassification of realized gains(1)                                 6             5             2
Income tax provision (benefit)                                       (2)           (2)           --
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at December 31                   $(34)         $(38)         $(40)
=======================================================================================================



(1) Gain reclassified from Accumulated Other Comprehensive to Net Investment Income on Consolidated Statements of Income.

At December 31, 2009, RiverSource Life expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately. No hedge relationships were discontinued during the years ended December 31, 2009, 2008 and 2007 due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2009 and 2008, there were no amounts recognized in earnings on derivative transactions that were ineffective. For the year ended December 31, 2007, RiverSource Life recognized $2 million in net investment income related to ineffectiveness on its swaptions.

Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 9 years and relates to interest credited on forecasted fixed premium product sales.

CREDIT RISK
Credit risk associated with RiverSource Life's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, RiverSource Life has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

netting arrangements and collateral arrangements wherever practical. As of December 31, 2009, RiverSource Life held $88 million in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral RiverSource Life is obligated to return to counterparties. As of December 31, 2009, RiverSource Life had accepted additional collateral consisting of various securities with a fair market value of $22 million, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2009, RiverSource Life's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $53 million.

Certain of RiverSource Life's derivative instruments contain provisions that adjust the level of collateral RiverSource Life is required to post based on RiverSource Life's financial strength rating (or based on the debt rating of RiverSource Life's parent, Ameriprise Financial). Additionally, certain of RiverSource Life's derivative contracts contain provisions that allow the counterparty to terminate the contract if RiverSource Life does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, RiverSource Life's counterparty could require immediate settlement of any net liability position. At December 31, 2009, the aggregate fair value of all derivative instruments containing such credit risk features was $296 million. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2009 was $269 million. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2009 were triggered, the additional fair value of assets needed to settle these derivative liabilities would have been $27 million.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2009 and 2008, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings. See Note 4 for additional information.

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2009, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

S-6325 H (4/10)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource Variable Account 10 including:

     Report of Independent Registered Public Accounting Firm dated April 23,
     2010.

     Statements of Assets and Liabilities for the year ended Dec. 31, 2009.

     Statements of Operations for the year ended Dec. 31, 2009.

     Statements of Changes and Net Assets for the years ended Dec. 31, 2009 and 2008.

     Notes to Financial Statements.

     The audited financial statements of the RiverSource Life Insurance Company including:

     Report of Independent Registered Public Accounting Firm dated February 23, 2010.

     Consolidated Balance Sheets as of Dec. 31, 2009 and 2008.

     Consolidated Statements of Income for the years ended Dec. 31, 2009, 2008 and 2007.

     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2009, 2008 and 2007.

     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2009, 2008 and 2007.

     Notes to Consolidated Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10 Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as
     Exhibit 1.11 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

2.   Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7 Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9  Form of Enhanced Earnings Death Benefit Rider, filed electronically as
     Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as
     Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as
     Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14 Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.17 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 131101), filed electronically as Exhibit
     4.17 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.18 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 131102), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.19 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 131103), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.20 Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.21 Form of Return of Purchase Payments Rider (form 131072), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.22 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.23 Form of 5-Year Maximum Anniversary Value Death Benefit Rider (form 131071), filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.24 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.25 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.26 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as
     Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.27 Form of Guarantee Period Accounts Rider filed electronically as Exhibit
     4.24 to Post-Effective Amendment No. 25 to Registration Statement No. 333-79311, filed on or about June 2, 2004, is incorporated by reference.

4.28 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 29 to Registration Statement No. 333-79311, filed on or about Oct. 21, 2004, is incorporated by reference.

4.29 Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) (form 131035) filed electronically as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.30 Form of Portfolio Navigator Model Portfolio Rider (form 131070C) filed electronically as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.31 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Withdrawal Benefit for Life), filed electronically as Exhibit 4.31 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.32 Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.33 Form of SecureSource Joint Life rider filed electronically as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.34 Form of SecureSource Single Life rider filed electronically as Exhibit 4.34 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.35 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034-E) filed electronically as Exhibit 4.35 to Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 333-79311 is incorporated herein by reference.

5.   Form of Variable Annuity Application (form 31063), filed electronically as
     Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h) (1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
     (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.10 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post Effective Amendment No.28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.15 Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.16 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.17 Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.18 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.19 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to

     RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.20 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.22 Copy of Amended and Restated Fund Participation Agreement dated Jan. 1, 2007, among Riversource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as
     Exhibit 8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.23 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
     8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.24 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and RiverSource Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.25 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.26 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.27 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.28 Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as
     Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.29 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Variable Annuity/ Retirement Advisor Select Variable Annuity is filed electronically herewith.

10.3 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Plus Variable Annuity/ RiverSource Retirement Advisor Select Plus Variable Annuity is filed electronically herewith.

10.4 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor 4 Advantage Variable Annuity/ RiverSource Retirement Advisor 4 Select Variable Annuity/RiverSource Retirement Advisor 4 Access Variable Annuity is filed electronically herewith.

11.  None

12.  Not applicable.

13. Power of Attorney dated Oct.22, 2008 filed electronically as Exhibit 13 to Post-Effective Amendment No.53 to Registration Statement No. 333-79311 on or about April 24, 2009, is incorporated by reference herein.

14.  Not applicable.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                                 Position and Offices
Name                               Principal Business Address*      With Depositor
----                               ---------------------------   --------------------
Gumer Cruz Alvero                                                Director and Executive
                                                                 Vice President - Annuities

Richard Norman Bush                                              Senior Vice President -
                                                                 Corporate Tax

Bimal Gandhi                                                     Senior Vice President - Strategic
                                                                 Transformation

Brian Joseph McGrane                                             Director, Executive Vice
                                                                 President and Chief Financial
                                                                 Officer

Richard Thomas Moore                                             Secretary

Kevin Eugene Palmer                                              Director, Vice President and
                                                                 Chief Actuary

Bridget Mary Sperl                                               Director, Executive Vice
                                                                 President - Client Services

David Kent Stewart                                               Vice President and Controller

William Frederick "Ted" Truscott                                 Director

John Robert Woerner                                              Chairman of the Board and President

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries and affiliates of Ameriprise Financial, Inc.

Name of Subsidiary and Jurisdiction of Incorporation

American Express Property Casualty Insurance Agency of Pennsylvania Inc. PA Ameriprise Advisor Capital, LLC DE
Ameriprise Bank, FSB NY
Ameriprise Capital Trust I DE
Ameriprise Capital Trust II DE
Ameriprise Capital Trust III DE
Ameriprise Capital Trust IV DE
Ameriprise Captive Insurance Company VT
Ameriprise Certificate Company DE
Investors Syndicate Development Corporation NV
Ameriprise Holdings, Inc. DE
Ameriprise India Private Limited India
Ameriprise Trust Company MN
AMPF Holding Corporation MI
Ameriprise Advisor Services, Inc. MI
Ameriprise Insurance Agency of Massachusetts, Inc. MA
American Enterprise Investment Services Inc. MN
Ameriprise Financial Services DE
AMPF Property Corporation MI
AMPF Realty Corporation MI
IDS Management Corporation MN
IDS Futures Corporation MN
IDS Property Casualty Insurance Company WI
Ameriprise Auto & Home Insurance Agency, Inc. WI
Ameriprise Insurance Company WI
RiverSource Distributors, Inc. DE
RiverSource Investments LLC MN
Advisory Capital Strategies Group Inc. MN
Boston Equity General Partner LLC DE
Kenwood Capital Management LLC DE
IDS Capital Holdings Inc MN
Inc. RiverSource CDO Seed Investment, LLC MN
J.& W. Seligman & Co., Inc. NY
RiverSource Fund Distributors, Inc. NY
RiverSource Services, Inc. NY
Seligman Asia Inc. NY
Seligman Focus Partners LLC NY
Seligman Health Partners LLC NY
Seligman Health Plus Partners LLC NY
Seligman Partners LLC NY
RiverSource Life Insurance Company MN
RiverSource Life Insurance Co. of New York NY
RiverSource NY REO, LLC NY
RiverSource REO 1, LLC MN
RiverSource Tax Advantaged Investments, Inc. DE
AEXP Affordable Housing LLC DE
RiverSource Service Corporation MN
Securities America Financial Corporation NE
Brecek & Young Advisors, Inc. CA
Brecek & Young Financial Services Group of Montana, Inc. MT
Brecek & Young Financial Group Insurance Agency of Texas, Inc. TX
Securities America, Inc. DE
Securities America Advisors, Inc. NE

Threadneedle Asset Management Holdings SARL Luxembourg
TAM Investment Ltd DE
TAM UK Holdings Limited UK
Threadneedle Asset Management (Australia) Pty Ltd Aus
Threadneedle International Investments GmbH Germany
Threadneedle Management Luxembourg S.A. Luxembourg
Threadneedle Portfolio Services Hong Kong Ltd HK
Threadneedle Asset Management Holdings Ltd.* UK
Cofund Holdings Ltd. (16.89%) UK
Threadneedle Asset Management Finance Ltd. UK
TMS Investment Ltd. (Jersey) (Minority) Channel Islands, Jersey
Threadneedle Asset Management Ltd. UK
Threadneedle Asset Management (Nominees) Ltd. UK
ADT Nominees Ltd UK
Convivo Asset Management Ltd. UK
Threadneedle Investment Advisors Ltd. UK
Threadneedle Portfolio Managers Ltd. UK
Sackville TIPP (GP) Ltd. UK
Threadneedle International Fund Management Ltd. UK
Threadneedle International Ltd. UK
Threadneedle Investment Services GMbH Germany
Threadneedle Investment Services Ltd. UK
Threadneedle Investments (Channel Islands) Ltd. Channel Islands, Jersey Threadneedle Investments North America LLC DE
Threadneedle Management Services Ltd. UK
Threadneedle Pension Trustees Ltd. UK
Threadneedle Property Services Ltd. UK
Threadneedle Rural Property Services Ltd. UK
Threadneedle Navigator ISA Manager Ltd. UK
Threadneedle Pensions Ltd. UK
Crockhamwell Road Management Ltd (75%) UK
Crossways Management Company Ltd (0.7%) UK
Redhouse Property Services Ltd. (6%) UK
Sackville (TPEN) [75%] UK
Severnside Distribution Park (Bristol) Management Ltd. (2.6%) UK
Threadneedle Portfolio Services Ltd. UK
Threadneedle Property Investments Ltd. UK
Axix 4/5 Management Ltd. (22.2%) UK
Cornbrash Park Management Company Ltd UK
Highcross (Slough) Management Ltd UK
Sackville Property (GP) Ltd. UK
Sackville Property (GP) Nominee 1 Ltd. UK
Sackville Property (GP) Nominee 2 Ltd. UK
Sackville SPF IV (GP) No. 1 Ltd UK
Sackville SPF IV Property (GP) No. 1 Ltd UK
Sackville SPF IV Property Nominee (1) Ltd. UK
Sackville SPF IV Property Nominee (2) Ltd. UK
Sackville Tandem Property (GP) Ltd. UK
Sackville Tandem Property Nominee Ltd. UK
Sackville TPEN Property (GP) Ltd. UK
Sackville TPEN Property Nominee Ltd.
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TSP Property (GP) Ltd. UK
Sackville TSP Property Nominee Ltd. UK
Threadneedle Unit Trust Manager Ltd. UK

Item 27. Number of Contract owners

          As of March 31, 2010 there were 204,980 non-qualified contract owners and 440,164 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, RiverSource Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio fund of funds.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and
                                       Chief Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President -
                                       Strategic Transformation
Jeffrey  McGregor                      President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and
                                       Chief Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c) RiverSource Distributors Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF                         NET UNDERWRITING
PRINCIPAL                         DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER                        COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
-----------                     ----------------   ---------------   -----------   ------------
RiverSource Distributors,Inc.     $307,628,681           None            None          None

Item 30. Location of Accounts and Records

          RiverSource Life Insurance Company
          70100 Ameriprise Financial Center
          Minneapolis, MN 55474

Item 31. Management Services

          Not applicable.

Item 32. Undertakings

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
          1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

     (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 23rd day of April 2010.

                                        RIVERSOURCE VARIABLE ACCOUNT 10
                                        (Registrant)

                                        By RiverSource Life Insurance Company
                                           (Sponsor)


                                        By /s/ John R. Woerner*
                                           -------------------------------------
                                           John R. Woerner
                                           Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of April, 2010.

Signature                               Title
---------                               -----


/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Richard N. Bush*                    Senior Vice President - Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Brian J. McGrane*                   Director, Executive Vice President and
-------------------------------------   Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------   Actuary
Kevin E. Palmer



/s/ Bridget M. Sperl*                   Director and Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
David K. Stewart


/s/ William F. "Ted" Truscott*          Director
-------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                    Chairman of the Board and President
-------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated Oct.22, 2008 filed electronically as Exhibit 13 to Post-Effective Amendment No.53 to Registration Statement No. 333-79311 on or about April 24, 2009, is incorporated by reference herein, by:


/s/ Rodney J. Vessels
-------------------------------------
Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 57 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The Prospectuses for:

        RiverSource Retirement Advisor Variable Annuity

        RiverSource Retirement Advisor Advantage Variable Annuity
        RiverSource Retirement Advisor Select Variable Annuity

        RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity

Part B.

     Combined Statement of Additional Information and
     Financial Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.

Exhibit Index

9. Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.1 - 10.4 Consents of Independent Registered Public Accounting Firm.